DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2024
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio
U.S. Large Cap Equity Portfolio
DFA Commodity Strategy Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA Short-Term Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
Dimensional Retirement Income Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
CNTY GTD	County Guarantee
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GO	General Obligation
MUN GOVT GTD	General Obligation Guarantee of the Municipality
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
REIT	Real Estate Investment Trust
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.

CONTINUED
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of January 31, 2024.
∞	Rates reflect the effective yields at purchase date.
Δ	Zero Coupon Security.
±	Face Amount of security is not adjusted for inflation.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$4,615,662,060
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$4,615,662,060
Summary of the Portfolio's Master Fund's investments as of January 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$3,960,155,530
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,960,155,530
Summary of the Portfolio's Master Fund's investments as of January 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$10,571,207,418
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$10,571,207,418
Summary of the Portfolio's Master Fund's investments as of January 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.7%)
BRAZIL — (4.2%)
*	AES Brasil Energia SA	1,125,927	$2,588,468
*	Allianca Saude e Participacoes SA	16,381	27,939
	Allied Tecnologia SA	81,600	114,139
	Allos SA	2,080,764	10,310,584
	Allpark Empreendimentos Participacoes e Servicos SA	36,200	32,807
	Alupar Investimento SA	908,854	5,417,096
	Ambev SA, ADR	2,864,801	7,505,779
*	Anima Holding SA	1,460,795	1,294,383
	Arezzo Industria e Comercio SA	258,936	3,271,194
	Atacadao SA	1,445,643	3,037,531
	Auren Energia SA	1,599,891	4,256,128
	B3 SA - Brasil Bolsa Balcao	7,182,516	18,976,896
	Banco Bradesco SA	1,944,390	5,368,815
	Banco BTG Pactual SA	1,188,692	8,642,154
	Banco do Brasil SA	2,941,237	33,512,197
	Banco Santander Brasil SA	757,171	4,378,522
	BB Seguridade Participacoes SA	1,704,582	11,783,855
	Bemobi Mobile Tech SA	131,377	324,306
*	Blau Farmaceutica SA	54,200	133,465
	Boa Safra Sementes SA	16,400	49,156
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	443,418	2,207,066
#*	Braskem SA, ADR, Class A	348,263	2,521,424
*	BRF SA	7,043,624	19,832,584
	Brisanet Participacoes SA	98,720	61,172
*	C&A Modas SA	450,070	663,150
	Caixa Seguridade Participacoes SA	86,931	247,928
	Camil Alimentos SA	736,866	1,320,719
	CCR SA	4,801,847	12,716,017
	Centrais Eletricas Brasileiras SA	1,868,159	15,388,255
	Cia Brasileira de Aluminio	805,427	653,523
#*	Cia Brasileira de Distribuicao, ADR	50,101	36,624
*	Cia Brasileira de Distribuicao	1,194,354	942,581
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	806,780	12,841,650
	Cia de Saneamento de Minas Gerais Copasa MG	1,109,411	4,785,264
	Cia De Sanena Do Parana	1,425,458	8,079,053
	Cia De Sanena Do Parana	904,600	973,179
	Cia Energetica de Minas Gerais, Sponsored ADR	284,504	648,670
	Cia Energetica de Minas Gerais	979,067	2,964,235
	Cia Siderurgica Nacional SA, Sponsored ADR	2,758,955	9,739,111
	Cia Siderurgica Nacional SA	1,616,926	5,786,391
	Cielo SA	8,591,407	8,618,459
*	Clear Sale SA	8,500	5,456
*	Cogna Educacao SA	13,965,794	8,231,091
	Companhia Paranaense de Energia	1,841,888	3,334,760
*	Construtora Tenda SA	587,504	1,181,079
	Cosan SA	2,042,422	7,531,699
	CPFL Energia SA	325,044	2,378,915
	Cruzeiro do Sul Educacional SA	252,203	202,601
	CSU Digital SA	215,633	809,102
	Cury Construtora e Incorporadora SA	768,620	2,870,069
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,266,983	10,231,257
Ω	Desktop SA	82,319	206,362
	Dexco SA	2,972,424	4,643,663
*	Diagnosticos da America SA	135,773	220,606
	Dimed SA Distribuidora da Medicamentos	514,774	1,295,663

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Direcional Engenharia SA	659,933	$2,902,458
	EcoRodovias Infraestrutura e Logistica SA	1,255,569	2,298,565
*	Eletromidia SA	17,700	63,592
*	Embraer SA	656,049	3,016,469
#*	Embraer SA, Sponsored ADR	1,027,119	18,909,261
	Empreendimentos Pague Menos SA	943,877	602,021
	Enauta Participacoes SA	1,091,632	4,168,755
	Energisa SA	982,500	10,036,397
*	Eneva SA	2,249,555	5,793,703
	Engie Brasil Energia SA	575,061	4,710,152
	Enjoei SA	91,300	31,696
	Equatorial Energia SA	3,216,540	23,002,182
	Eternit SA	362,800	550,673
	Even Construtora e Incorporadora SA	764,619	1,154,398
	Ez Tec Empreendimentos e Participacoes SA	782,301	2,437,980
	Fleury SA	1,596,765	5,243,694
	Fras-Le SA	202,375	638,038
*	Gafisa SA	56,097	159,536
	Gerdau SA, Sponsored ADR	2,778,730	11,754,029
Ω	GPS Participacoes e Empreendimentos SA	902,256	3,481,983
	Grendene SA	1,459,759	1,994,705
	Grupo Casas Bahia SA	449,813	716,337
	Grupo De Moda Soma SA	1,669,364	2,668,610
*	Grupo Mateus SA	2,705,086	3,756,457
	Grupo SBF SA	526,867	1,404,794
*	Guararapes Confeccoes SA	666,928	709,412
*Ω	Hapvida Participacoes e Investimentos SA	15,061,971	11,795,666
	Helbor Empreendimentos SA	17,500	9,360
*	Hidrovias do Brasil SA	2,241,134	1,687,274
	Hospital Mater Dei SA	45,000	60,128
	Hypera SA	766,418	4,908,454
*	Infracommerce CXAAS SA	938,659	297,452
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	74,900	316,719
*	International Meal Co. Alimentacao SA, Class A	675,286	239,888
	Iochpe Maxion SA	1,176,094	2,948,306
	Irani Papel e Embalagem SA	573,060	1,126,595
*	IRB-Brasil Resseguros SA	608,104	5,002,888
	Itau Unibanco Holding SA	824,011	4,638,638
	Jalles Machado SA	846,087	1,262,026
	JBS SA	3,361,031	15,894,751
	JHSF Participacoes SA	2,738,867	2,620,343
	JSL SA	281,065	619,496
	Kepler Weber SA	881,476	1,686,661
	Klabin SA	5,590,830	24,024,861
	Lavvi Empreendimentos Imobiliarios SA	199,100	311,445
	Localiza Rent a Car SA	599,109	6,544,446
	LOG Commercial Properties e Participacoes SA	220,977	914,790
*	Log-in Logistica Intermodal SA	246,000	1,849,568
	Lojas Quero-Quero SA	870,444	897,782
	Lojas Quero-Quero SA	35,014	36,114
	Lojas Renner SA	3,600,208	11,663,035
	LPS Brasil-Consultoria de Imoveis SA	375,988	173,787
Ω	LWSA SA	1,958,750	2,158,642
	M Dias Branco SA	438,320	3,388,434
*	Magazine Luiza SA	9,393,154	3,981,435
	Mahle Metal Leve SA	354,012	2,432,296
	Marcopolo SA	743,307	930,184
	Marfrig Global Foods SA	639,085	1,213,828
*Ω	Meliuz SA	204,120	309,410

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Melnick Even Desenvolvimento Imobiliario SA	147,600	$129,892
	Mills Locacao Servicos e Logistica SA	1,264,913	3,344,575
	Minerva SA	1,575,373	2,178,125
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	22,400	22,064
*	Moura Dubeux Engenharia SA	269,100	639,835
	Movida Participacoes SA	1,364,346	2,552,779
*	MRV Engenharia e Participacoes SA	2,764,349	4,396,712
*	Multilaser Industrial SA	138,000	54,594
	Multiplan Empreendimentos Imobiliarios SA	669,554	3,765,093
*	Natura & Co. Holding SA	3,290,299	10,625,865
	Neoenergia SA	444,628	1,830,779
*	Oceanpact Servicos Maritimos SA	12,000	14,533
	Odontoprev SA	1,650,968	4,025,451
*	Oncoclinicas do Brasil Servicos Medicos SA	209,909	491,047
*	Orizon Valorizacao de Residuos SA	160,473	1,140,128
	Ouro Fino Saude Animal Participacoes SA	12,400	57,190
	Pet Center Comercio e Participacoes SA	850,269	562,910
#	Petroleo Brasileiro SA, Sponsored ADR	776,944	12,741,882
	Petroleo Brasileiro SA, Sponsored ADR	1,228,197	20,965,323
	Petroleo Brasileiro SA	16,003,488	136,183,403
	Petroreconcavo SA	1,015,451	4,724,315
	Plano & Plano Desenvolvimento Imobiliario SA	196,700	449,428
	Porto Seguro SA	1,526,420	8,219,943
	Portobello SA	518,834	651,370
	Positivo Tecnologia SA	610,182	884,286
	PRIO SA	2,403,716	21,313,428
	Qualicorp Consultoria e Corretora de Seguros SA	1,104,244	485,882
	Raia Drogasil SA	3,487,783	17,810,615
Ω	Rede D'Or Sao Luiz SA	820,297	4,495,209
	Romi SA	458,537	1,221,679
	Rumo SA	900,064	4,189,302
	Santos Brasil Participacoes SA	2,284,563	4,648,069
*	Sao Carlos Empreendimentos e Participacoes SA	28,600	165,329
	Sao Martinho SA	1,341,434	7,632,614
#	Sendas Distribuidora SA, ADR	167,412	2,325,353
	Sendas Distribuidora SA	4,375,497	12,063,880
*Ω	Ser Educacional SA	76,200	97,665
	Serena Energia SA	320,468	624,195
	Simpar SA	2,067,244	3,258,755
	SLC Agricola SA	1,945,776	7,501,278
	Smartfit Escola de Ginastica e Danca SA	417,079	2,041,451
	Suzano SA	3,295,218	34,332,947
#	Suzano SA, Sponsored ADR	140,729	1,463,583
*	SYN prop e tech SA	149,434	138,745
	Tegma Gestao Logistica SA	242,109	1,274,464
	Telefonica Brasil SA	841,993	8,728,556
	Telefonica Brasil SA, ADR	78,887	814,114
	TIM SA	4,539,788	15,888,891
	TOTVS SA	864,930	5,502,703
	Transmissora Alianca de Energia Eletrica SA	1,722,371	12,824,614
	Tres Tentos Agroindustrial SA	43,790	97,401
	Trisul SA	450,379	436,343
	Tupy SA	657,319	3,513,202
	Ultrapar Participacoes SA	2,700,243	15,353,190
#	Ultrapar Participacoes SA, Sponsored ADR	12,552	71,672
	Unifique Telecomunicacoes SA	126,046	94,896
	Unipar Carbocloro SA	62,270	842,098
	Usinas Siderurgicas de Minas Gerais SA Usiminas	674,752	1,184,875
	Vale SA	8,041,867	109,986,461

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	457,430	$1,895,494
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,329,286	2,192,045
	Vibra Energia SA	2,862,373	13,721,411
	Vittia Fertilizantes E Biologicos SA	16,432	26,998
	Vivara Participacoes SA	382,900	2,612,227
	Vulcabras Azaleia SA	612,886	2,328,135
	WEG SA	1,824,349	11,908,495
	Wilson Sons SA	286,927	975,844
	Wiz Co.	201,710	271,151
	XP, Inc., BDR	90,479	2,217,782
	YDUQS Participacoes SA	1,888,130	7,347,640
*	Zamp SA	1,205,470	1,211,699
TOTAL BRAZIL			1,073,129,293
CHILE — (0.4%)
	Aguas Andinas SA, Class A	13,627,794	4,135,614
	Banco de Chile	8,969,120	1,003,900
	Banco de Chile, ADR	323,576	7,189,861
	Banco de Credito e Inversiones SA	157,802	4,179,045
	Banco Santander Chile, ADR	306,008	5,593,826
	Besalco SA	2,741,825	1,458,556
	Camanchaca SA	49,415	2,359
	CAP SA	738,188	5,325,234
	Cementos BIO BIO SA	179,409	125,417
	Cencosud SA	5,305,958	9,226,497
	Cencosud Shopping SA	361,290	601,865
	Cia Cervecerias Unidas SA	111,156	673,167
	Cia Cervecerias Unidas SA, Sponsored ADR	12,943	154,151
	Cia Sud Americana de Vapores SA	38,325,849	2,758,279
	Clinica Las Condes SA	371	7,319
	Colbun SA	28,917,702	4,100,073
	Cristalerias de Chile SA	59,157	183,418
	Embotelladora Andina SA, ADR, Class B	90,877	1,371,334
	Empresa Nacional de Telecomunicaciones SA	1,138,713	3,715,745
	Empresas CMPC SA	3,354,260	5,463,750
	Empresas Copec SA	768,081	4,881,188
	Empresas Hites SA	1,398,342	125,260
	Enel Americas SA	36,390,042	3,687,756
	Enel Chile SA	38,408,398	2,304,857
*	Engie Energia Chile SA	2,198,626	2,079,904
*	Falabella SA	1,036,680	2,460,576
	Forus SA	455,509	774,369
	Grupo Security SA	5,080,219	1,521,429
	Instituto de Diagnostico SA	4,394	6,192
	Inversiones Aguas Metropolitanas SA	2,995,972	2,351,727
	Inversiones La Construccion SA	232,229	1,812,590
	Masisa SA	3,525,317	64,596
	Molibdenos y Metales SA	84,693	346,341
	Multiexport Foods SA	3,567,240	876,213
	Parque Arauco SA	3,296,695	5,274,682
	PAZ Corp. SA	1,378,694	774,985
*	Plaza SA	281,786	389,524
	Ripley Corp. SA	6,271,415	1,244,536
	Salfacorp SA	3,134,911	1,566,814
	Sigdo Koppers SA	1,861,026	2,563,085
	SMU SA	8,636,916	1,393,271
	Sociedad Matriz SAAM SA	25,761,193	2,824,859
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	229,724	9,664,489

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Socovesa SA	1,574,885	$140,324
	SONDA SA	3,724,700	1,457,277
	Vina Concha y Toro SA	2,829,570	3,030,897
TOTAL CHILE			110,887,151
CHINA — (21.3%)
*	360 Security Technology, Inc., Class A	569,234	539,902
	361 Degrees International Ltd.	7,448,000	3,275,525
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	486,034	1,124,814
#Ω	3SBio, Inc.	12,840,500	9,675,955
*	5I5J Holding Group Co. Ltd., Class A	1,881,600	496,081
*††	A Metaverse Co.	940,000	1,443
	AAC Technologies Holdings, Inc.	6,511,500	14,621,807
	Accelink Technologies Co. Ltd., Class A	164,237	498,432
	ADAMA Ltd., Class A	484,600	414,385
	Addsino Co. Ltd., Class A	758,400	673,436
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	4,480	71,003
	Advanced Technology & Materials Co. Ltd., Class A	528,400	537,366
	AECC Aero-Engine Control Co. Ltd., Class A	155,187	328,193
	AECC Aviation Power Co. Ltd., Class A	103,572	453,232
	Aerospace Hi-Tech Holdings Group Ltd., Class A	421,511	446,804
#*	Agile Group Holdings Ltd.	11,990,465	1,046,125
*	Agora, Inc., ADR	56,102	157,086
	Agricultural Bank of China Ltd., Class H	89,697,460	34,730,039
	Aier Eye Hospital Group Co. Ltd., Class A	1,153,434	2,061,468
*	Air China Ltd., Class H	2,188,000	1,222,368
	Aisino Corp., Class A	677,200	814,062
	Ajisen China Holdings Ltd.	4,261,000	521,805
Ω	AK Medical Holdings Ltd.	3,002,000	1,755,292
	Alibaba Group Holding Ltd., Sponsored ADR	1,115,263	80,488,531
	Alibaba Group Holding Ltd.	27,674,300	248,210,069
#*	Alibaba Health Information Technology Ltd.	5,208,000	1,913,708
#*	Alibaba Pictures Group Ltd.	89,680,000	4,488,927
#Ω	A-Living Smart City Services Co. Ltd.	5,425,000	2,089,354
#*Ω	Alliance International Education Leasing Holdings Ltd.	1,917,000	270,489
	Allmed Medical Products Co. Ltd., Class A	366,200	388,793
	Aluminum Corp. of China Ltd., Class H	22,100,000	10,770,681
	Amlogic Shanghai Co. Ltd., Class A	51,696	319,682
	Amoy Diagnostics Co. Ltd., Class A	186,606	439,294
	An Hui Wenergy Co. Ltd., Class A	828,339	821,047
*	ANE Cayman, Inc.	284,500	140,984
	Angang Steel Co. Ltd., Class H	15,081,908	2,470,841
	Angel Yeast Co. Ltd., Class A	190,400	819,224
#Ω	Angelalign Technology, Inc.	62,000	421,991
	Anhui Anke Biotechnology Group Co. Ltd., Class A	516,200	592,475
	Anhui Conch Cement Co. Ltd., Class H	4,060,000	8,131,901
	Anhui Construction Engineering Group Co. Ltd., Class A	1,063,216	691,787
	Anhui Expressway Co. Ltd., Class H	2,510,000	2,603,133
*	Anhui Genuine New Materials Co. Ltd., Class A	34,300	30,096
	Anhui Guangxin Agrochemical Co. Ltd., Class A	678,472	1,210,285
	Anhui Gujing Distillery Co. Ltd., Class A	55,302	1,534,859
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,857	1,540,665
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	410,095	937,314
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	548,700	372,737
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	178,200	302,961
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,932,380	1,088,011
	Anhui Jinhe Industrial Co. Ltd., Class A	340,082	793,347
	Anhui Kouzi Distillery Co. Ltd., Class A	170,728	925,895
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	165,200	97,118

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Anhui Tatfook Technology Co. Ltd., Class A	492,400	$496,713
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	357,932	407,701
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	822,400	722,283
	Anhui Xinhua Media Co. Ltd., Class A	739,600	668,248
	Anhui Yingjia Distillery Co. Ltd., Class A	200,000	1,402,727
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	986,500	1,368,399
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	38,401	649,082
	Anjoy Foods Group Co. Ltd., Class A	83,934	869,900
	Anker Innovations Technology Co. Ltd., Class A	70,100	669,279
	ANTA Sports Products Ltd.	3,585,800	30,265,780
*Ω	Antengene Corp. Ltd.	292,500	48,346
*	Anton Oilfield Services Group	22,496,000	1,181,059
	Aoshikang Technology Co. Ltd., Class A	186,800	562,780
*	Aotecar New Energy Technology Co. Ltd., Class A	1,733,400	591,005
*	Aowei Holdings Ltd.	187,000	10,739
	Apeloa Pharmaceutical Co. Ltd., Class A	397,400	672,286
	ApicHope Pharmaceutical Co. Ltd., Class A	206,590	586,357
	APT Satellite Holdings Ltd.	1,990,000	546,273
*Ω	Archosaur Games, Inc.	125,000	19,238
*Ω	Arrail Group Ltd.	138,000	107,066
*	Art Group Holdings Ltd.	455,000	9,467
*Ω	Ascletis Pharma, Inc.	2,115,000	452,834
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	243,400	702,955
	Asia Cement China Holdings Corp.	4,777,500	1,293,570
Ω	AsiaInfo Technologies Ltd.	1,125,600	1,125,346
	Asymchem Laboratories Tianjin Co. Ltd., Class A	74,860	894,018
*	Autel Intelligent Technology Corp. Ltd., Class A	177,112	431,604
	Autobio Diagnostics Co. Ltd., Class A	70,755	463,569
	Avary Holding Shenzhen Co. Ltd., Class A	555,331	1,353,965
	AVIC Industry-Finance Holdings Co. Ltd., Class A	992,600	469,671
	AviChina Industry & Technology Co. Ltd., Class H	20,437,212	7,538,007
	Avicopter PLC, Class A	72,100	330,794
	Bafang Electric Suzhou Co. Ltd., Class A	4,991	24,634
Ω	BAIC Motor Corp. Ltd., Class H	18,220,000	4,845,628
*	Baidu, Inc., Sponsored ADR	317,226	33,407,070
*	Baidu, Inc., Class A	482,350	6,245,086
Ω	BAIOO Family Interactive Ltd.	7,872,000	257,341
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,346,178
	Bank of Changsha Co. Ltd., Class A	924,447	922,888
	Bank of Chengdu Co. Ltd., Class A	1,314,600	2,294,279
	Bank of China Ltd., Class H	204,525,702	76,752,384
	Bank of Chongqing Co. Ltd., Class H	3,725,500	1,945,814
	Bank of Communications Co. Ltd., Class H	25,189,618	14,902,300
*	Bank of Gansu Co. Ltd., Class H	80,000	3,678
	Bank of Guiyang Co. Ltd., Class A	1,309,900	960,062
	Bank of Hangzhou Co. Ltd., Class A	1,007,359	1,530,691
	Bank of Jiangsu Co. Ltd., Class A	4,424,360	4,512,296
	Bank of Nanjing Co. Ltd., Class A	2,535,196	2,932,319
	Bank of Ningbo Co. Ltd., Class A	1,555,049	4,667,901
	Bank of Shanghai Co. Ltd., Class A	2,128,012	1,897,134
	Bank of Suzhou Co. Ltd., Class A	832,459	820,124
	Baoshan Iron & Steel Co. Ltd., Class A	5,045,737	4,327,635
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	733,100	410,148
	Baowu Magnesium Technology Co. Ltd., Class A	414,617	875,803
*	Baoye Group Co. Ltd., Class H	1,594,440	865,624
*	Baozun, Inc., Sponsored ADR	295,140	652,259
*	Baozun, Inc., Class A	21,000	15,264
	BBMG Corp., Class H	18,622,404	1,453,331
	Bear Electric Appliance Co. Ltd., Class A	88,696	591,990

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Befar Group Co. Ltd., Class A	1,117,900	$576,344
	Beibuwan Port Co. Ltd., Class A	1,115,145	1,141,669
#*	BeiGene Ltd., ADR	777	115,175
*	BeiGene Ltd.	330,000	3,739,958
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	230,068	292,311
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	133,152	473,013
	Beijing Capital Development Co. Ltd., Class A	1,496,700	579,183
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,216,630	1,596,930
*	Beijing Capital International Airport Co. Ltd., Class H	13,942,000	4,035,436
	Beijing Career International Co. Ltd., Class A	108,418	309,272
	Beijing Certificate Authority Co. Ltd., Class A	75,874	214,093
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	417,500	485,766
*	Beijing Compass Technology Development Co. Ltd., Class A	46,200	275,414
	Beijing Dabeinong Technology Group Co. Ltd., Class A	652,100	430,515
	Beijing Dahao Technology Corp. Ltd., Class A	283,780	374,022
	Beijing Easpring Material Technology Co. Ltd., Class A	204,800	907,010
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	99,620	302,690
	Beijing Energy International Holding Co. Ltd.	21,774,000	292,631
	Beijing Enlight Media Co. Ltd., Class A	595,800	613,842
	Beijing Enterprises Holdings Ltd.	3,683,028	13,330,073
#	Beijing Enterprises Water Group Ltd.	32,334,469	7,866,839
*††	Beijing Gas Blue Sky Holdings Ltd.	8,656,000	44,286
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	941,064	700,043
*	Beijing Haixin Energy Technology Co. Ltd., Class A	1,382,656	565,104
*	Beijing Health Holdings Ltd.	13,284,000	103,107
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	44,760	477,671
*	Beijing Jetsen Technology Co. Ltd., Class A	2,015,191	1,119,122
	Beijing Jingneng Clean Energy Co. Ltd., Class H	7,272,000	1,431,350
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	93,700	73,479
*	Beijing Jingyuntong Technology Co. Ltd., Class A	1,297,970	656,006
	Beijing Kingsoft Office Software, Inc., Class A	19,457	578,446
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	57,000	226,303
*	Beijing Leike Defense Technology Co. Ltd., Class A	651,600	369,487
	Beijing New Building Materials PLC, Class A	425,879	1,585,356
*	Beijing North Star Co. Ltd., Class H	5,940,000	503,057
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	1,517,005	349,397
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	598,989	580,799
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	397,660	894,980
	Beijing Originwater Technology Co. Ltd., Class A	664,873	441,759
*	Beijing Philisense Technology Co. Ltd., Class A	709,200	298,224
	Beijing Roborock Technology Co. Ltd., Class A	22,438	896,810
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	167,814	287,956
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	255,300	291,411
*	Beijing Shiji Information Technology Co. Ltd., Class A	367,809	363,746
*	Beijing Shougang Co. Ltd., Class A	1,391,400	618,607
*	Beijing Shunxin Agriculture Co. Ltd., Class A	332,000	773,089
*	Beijing Sinnet Technology Co. Ltd., Class A	719,110	777,653
	Beijing SL Pharmaceutical Co. Ltd., Class A	563,965	636,181
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	1,069,945	683,042
	Beijing Strong Biotechnologies, Inc., Class A	291,905	700,479
*	Beijing Thunisoft Corp. Ltd., Class A	450,300	356,097
	Beijing Tiantan Biological Products Corp. Ltd., Class A	78,870	289,691
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,595,000	1,935,380
	Beijing Tongrentang Co. Ltd., Class A	161,472	983,050
	Beijing Ultrapower Software Co. Ltd., Class A	652,700	847,365
	Beijing United Information Technology Co. Ltd., Class A	435,474	1,072,734

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,789,000	$455,763
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	147,302	1,106,879
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	308,639
	Beijing Yanjing Brewery Co. Ltd., Class A	768,500	874,504
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	149,007	694,133
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	579,105	677,567
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,332,952	2,306,456
*	Beken Corp., Class A	29,500	88,132
*	Bengang Steel Plates Co. Ltd., Class A	1,716,618	767,772
*	Berry Genomics Co. Ltd., Class A	57,000	66,722
	Best Pacific International Holdings Ltd., Class H	1,354,000	184,732
	Bestore Co. Ltd., Class A	164,752	359,893
	Bestsun Energy Co. Ltd., Class A	924,440	478,125
*	Bestway Marine & Energy Technology Co. Ltd., Class A	717,800	354,684
	Bethel Automotive Safety Systems Co. Ltd., Class A	70,500	507,158
	Betta Pharmaceuticals Co. Ltd., Class A	51,156	270,560
*	Better Life Commercial Chain Share Co. Ltd., Class A	63,000	28,837
	BGI Genomics Co. Ltd., Class A	91,500	477,869
	Biem.L.Fdlkk Garment Co. Ltd., Class A	255,400	1,033,947
#*	Bilibili, Inc., Class Z	577,900	5,218,079
	Binhai Investment Co. Ltd.	712,000	120,334
	Binjiang Service Group Co. Ltd.	384,000	757,837
	Black Peony Group Co. Ltd., Class A	657,582	481,509
	Bloomage Biotechnology Corp. Ltd., Class A	36,362	283,295
Ω	Blue Moon Group Holdings Ltd.	639,000	144,761
	Blue Sail Medical Co. Ltd., Class A	564,528	420,338
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	709,247	590,387
	Bluestar Adisseo Co., Class A	44,600	46,513
Ω	BOC Aviation Ltd.	794,400	5,955,904
	BOC International China Co. Ltd., Class A	334,200	481,979
	BOE Technology Group Co. Ltd., Class A	8,760,279	4,393,015
#	BOE Varitronix Ltd.	1,784,000	1,156,531
*	Bohai Leasing Co. Ltd., Class A	3,839,185	1,095,791
	Bosideng International Holdings Ltd.	23,948,157	10,825,929
	Bright Dairy & Food Co. Ltd., Class A	852,869	1,008,532
	Bright Real Estate Group Co. Ltd., Class A	563,094	199,025
	BrightGene Bio-Medical Technology Co. Ltd., Class A	123,412	413,455
††	Brilliance China Automotive Holdings Ltd.	20,104,000	10,718,427
	B-Soft Co. Ltd., Class A	697,015	419,151
*	BTG Hotels Group Co. Ltd., Class A	232,471	453,320
#*	Burning Rock Biotech Ltd., ADR	10,922	9,393
	BYD Co. Ltd., Class H	2,014,800	45,111,689
	BYD Electronic International Co. Ltd.	3,554,222	12,175,389
	By-health Co. Ltd., Class A	428,229	897,481
	C C Land Holdings Ltd.	13,761,530	2,195,357
	C&D International Investment Group Ltd.	2,445,340	4,038,011
	C&D Property Management Group Co. Ltd.	176,000	73,966
	C&S Paper Co. Ltd., Class A	738,871	850,981
	Cabbeen Fashion Ltd.	699,000	88,922
	Caitong Securities Co. Ltd., Class A	844,290	874,597
	Camel Group Co. Ltd., Class A	740,200	730,578
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	1,140,968	542,053
	Canmax Technologies Co. Ltd., Class A	362,280	993,690
	Canny Elevator Co. Ltd., Class A	417,000	376,037
#*Ω	CanSino Biologics, Inc., Class H	397,600	828,217
#	Canvest Environmental Protection Group Co. Ltd.	2,812,000	1,492,086
	Capinfo Co. Ltd., Class H	60,000	2,451
	Capital Environment Holdings Ltd.	13,364,000	181,181

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Carrianna Group Holdings Co. Ltd.	1,788,877	$54,263
	Castech, Inc., Class A	162,870	510,279
*	CCCC Design & Consulting Group Co. Ltd., Class A	478,400	605,980
	CCS Supply Chain Management Co. Ltd., Class A	594,900	439,784
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	171,400	148,830
	CECEP Solar Energy Co. Ltd., Class A	1,872,200	1,315,181
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	410,500	117,179
	CECEP Wind-Power Corp., Class A	1,906,790	754,082
	Central China Management Co. Ltd.	6,510,074	222,100
	Central China New Life Ltd.	1,964,000	356,383
	Central China Securities Co. Ltd., Class H	6,277,000	826,612
	CETC Cyberspace Security Technology Co. Ltd., Class A	104,700	240,769
	CETC Digital Technology Co. Ltd., Class A	277,865	661,533
#*	CGN Mining Co. Ltd.	2,570,000	616,245
#	CGN New Energy Holdings Co. Ltd.	13,606,000	3,173,339
	CGN Nuclear Technology Development Co. Ltd., Class A	518,900	450,004
Ω	CGN Power Co. Ltd., Class H	24,536,000	6,875,597
	Changchun Faway Automobile Components Co. Ltd., Class A	475,110	521,323
	Changchun High & New Technology Industry Group, Inc., Class A	65,618	1,044,394
	Changjiang Securities Co. Ltd., Class A	1,004,899	690,758
	Changzhou Qianhong Biopharma Co. Ltd., Class A	524,700	358,051
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,220	903,473
*	Chanjet Information Technology Co. Ltd., Class H	50,100	18,598
	Chaoju Eye Care Holdings Ltd.	237,500	111,658
	Chaowei Power Holdings Ltd.	4,943,000	870,485
	Chaozhou Three-Circle Group Co. Ltd., Class A	300,473	955,354
*	Chen Lin Education Group Holdings Ltd.	402,000	87,368
	Cheng De Lolo Co. Ltd., Class A	639,500	682,761
	Chengdu ALD Aviation Manufacturing Corp., Class A	120,120	207,504
*	Chengdu CORPRO Technology Co. Ltd., Class A	219,300	436,497
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	264,830	448,914
	Chengdu Galaxy Magnets Co. Ltd., Class A	156,372	306,538
	Chengdu Hongqi Chain Co. Ltd., Class A	978,900	613,631
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	83,700	129,211
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	326,941	690,594
	Chengdu Kanghua Biological Products Co. Ltd., Class A	70,125	548,094
	Chengdu Leejun Industrial Co. Ltd., Class A	511,700	371,708
	Chengdu Wintrue Holding Co. Ltd., Class A	907,500	915,072
	Chengdu Xingrong Environment Co. Ltd., Class A	686,192	557,884
*	Chengtun Mining Group Co. Ltd., Class A	1,760,900	899,671
	Chenguang Biotech Group Co. Ltd., Class A	312,246	445,709
	Chengxin Lithium Group Co. Ltd., Class A	378,500	1,069,315
	Chengzhi Co. Ltd., Class A	677,400	689,856
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	540,200	901,723
*	Chiho Environmental Group Ltd.	602,000	33,298
	China Aerospace International Holdings Ltd.	12,782,600	528,590
	China Aircraft Leasing Group Holdings Ltd.	1,894,500	822,464
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	1,054,616
	China Baoan Group Co. Ltd., Class A	312,592	470,502
	China Bester Group Telecom Co. Ltd., Class A	31,300	103,691
	China BlueChemical Ltd., Class H	13,937,122	3,837,436
*Ω	China Bohai Bank Co. Ltd., Class H	5,777,500	784,751
#*	China Boton Group Co. Ltd.	450,000	46,802
	China CAMC Engineering Co. Ltd., Class A	670,993	803,862
	China Chengtong Development Group Ltd.	546,000	6,930
#	China Chunlai Education Group Co. Ltd.	172,000	122,595
	China Cinda Asset Management Co. Ltd., Class H	51,642,000	4,954,870
	China CITIC Bank Corp. Ltd., Class H	28,583,607	14,166,083
*††Ω	China CITIC Financial Asset Management Co. Ltd., Class H	23,960,000	1,026,854

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Coal Energy Co. Ltd., Class H	11,418,168	$12,539,192
	China Communications Services Corp. Ltd., Class H	21,041,327	8,664,146
*	China Conch Environment Protection Holdings Ltd.	10,016,000	1,499,360
	China Conch Venture Holdings Ltd.	9,581,000	7,438,640
	China Construction Bank Corp., Class H	279,316,302	165,875,680
	China CSSC Holdings Ltd., Class A	181,178	771,859
*	China CYTS Tours Holding Co. Ltd., Class A	392,600	564,356
	China Datang Corp. Renewable Power Co. Ltd., Class H	14,456,000	3,130,818
	China Design Group Co. Ltd., Class A	510,545	488,901
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	4,256,000	775,779
*††	China Dili Group	10,753,661	170,288
	China Dongxiang Group Co. Ltd.	20,987,888	818,458
Ω	China East Education Holdings Ltd.	4,308,000	1,245,536
#*	China Eastern Airlines Corp. Ltd., Class H	8,860,000	2,199,267
	China Education Group Holdings Ltd.	8,760,000	4,342,102
	China Electronics Huada Technology Co. Ltd.	4,872,000	763,154
	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	302,753
	China Energy Engineering Corp. Ltd., Class A	7,215,075	2,121,805
	China Energy Engineering Corp. Ltd., Class H	3,796,000	334,938
	China Enterprise Co. Ltd., Class A	2,240,978	1,178,200
	China Everbright Bank Co. Ltd., Class H	10,500,000	3,117,302
#	China Everbright Environment Group Ltd.	18,314,777	6,387,836
#Ω	China Everbright Greentech Ltd.	5,292,000	528,500
	China Everbright Ltd.	8,508,896	4,364,610
Ω	China Feihe Ltd.	29,537,000	13,531,901
*	China Film Co. Ltd., Class A	551,800	900,225
*	China Finance Investment Holdings Ltd.	82,000	25,864
*	China Financial Services Holdings Ltd.	71,200	2,749
	China Foods Ltd.	8,252,000	3,051,403
	China Galaxy Securities Co. Ltd., Class H	13,405,000	6,567,991
	China Gas Holdings Ltd.	18,062,400	16,467,901
#	China Glass Holdings Ltd.	3,264,000	199,122
#	China Gold International Resources Corp. Ltd.	1,364,700	5,664,512
*	China Grand Automotive Services Group Co. Ltd., Class A	4,349,800	914,827
	China Great Wall Securities Co. Ltd., Class A	583,600	595,972
	China Greatwall Technology Group Co. Ltd., Class A	386,800	447,809
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	422,505	532,659
*	China Greenland Broad Greenstate Group Co. Ltd.	4,480,000	45,670
	China Hanking Holdings Ltd.	5,305,000	482,669
#	China Harmony Auto Holding Ltd.	5,879,000	393,743
	China Harzone Industry Corp. Ltd., Class A	467,420	425,234
*	China High Speed Railway Technology Co. Ltd., Class A	1,452,392	430,587
#*	China High Speed Transmission Equipment Group Co. Ltd.	3,938,000	679,619
	China Hongqiao Group Ltd.	13,536,000	9,923,435
#††	China Huiyuan Juice Group Ltd.	2,951,846	132,377
Ω	China International Capital Corp. Ltd., Class H	4,155,600	4,939,528
	China International Marine Containers Group Co. Ltd., Class H	5,266,140	3,656,396
#	China Isotope & Radiation Corp.	208,000	308,484
#	China Jinmao Holdings Group Ltd.	44,548,043	3,554,441
	China Jushi Co. Ltd., Class A	1,251,507	1,600,469
	China Kepei Education Group Ltd.	3,464,000	531,839
	China Kings Resources Group Co. Ltd., Class A	271,250	898,731
	China Leadshine Technology Co. Ltd., Class A	119,900	233,104
	China Lesso Group Holdings Ltd.	11,467,000	5,080,107
	China Life Insurance Co. Ltd., Class H	9,793,000	11,289,777
	China Lilang Ltd.	3,831,000	2,053,682
*Ω	China Literature Ltd.	2,565,000	7,460,439
*	China Longevity Group Co. Ltd.	893,399	29,369
	China Longyuan Power Group Corp. Ltd., Class H	7,481,000	4,512,622

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*††	China Maple Leaf Educational Systems Ltd.	12,062,000	$439,715
	China Medical System Holdings Ltd.	13,810,800	19,736,074
	China Meheco Co. Ltd., Class A	528,901	773,176
	China Meidong Auto Holdings Ltd.	1,996,000	702,051
	China Mengniu Dairy Co. Ltd.	10,877,000	24,100,388
	China Merchants Bank Co. Ltd., Class H	15,816,646	57,657,763
	China Merchants Energy Shipping Co. Ltd., Class A	2,772,696	2,520,908
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	209,400	308,430
	China Merchants Land Ltd.	12,962,000	499,690
	China Merchants Port Holdings Co. Ltd.	10,421,122	12,884,424
	China Merchants Property Operation & Service Co. Ltd., Class A	615,000	893,069
Ω	China Merchants Securities Co. Ltd., Class H	1,122,460	838,512
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	768,751	941,054
#*††	China Metal Recycling Holdings Ltd.	1,955,133	0
	China Minsheng Banking Corp. Ltd., Class H	17,479,460	5,813,561
#	China Modern Dairy Holdings Ltd.	24,991,000	2,047,063
	China National Accord Medicines Corp. Ltd., Class A	365,129	1,513,498
	China National Building Material Co. Ltd., Class H	32,220,150	11,365,465
	China National Chemical Engineering Co. Ltd., Class A	1,499,900	1,339,637
	China National Medicines Corp. Ltd., Class A	340,082	1,415,821
	China National Nuclear Power Co. Ltd., Class A	4,865,521	5,620,024
	China National Software & Service Co. Ltd., Class A	40,619	150,167
Ω	China New Higher Education Group Ltd.	6,635,000	1,722,609
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	983,500	579,232
	China Nonferrous Mining Corp. Ltd.	5,768,000	4,067,967
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	567,818	1,335,140
*	China Nuclear Energy Technology Corp. Ltd.	1,180,000	42,892
*	China Oil & Gas Group Ltd.	33,760,000	993,292
	China Oilfield Services Ltd., Class H	8,704,000	8,365,454
	China Oriental Group Co. Ltd.	10,070,000	1,532,153
	China Overseas Grand Oceans Group Ltd.	19,988,450	4,712,677
	China Overseas Land & Investment Ltd.	10,051,033	15,205,099
	China Overseas Property Holdings Ltd.	9,516,344	6,307,342
	China Pacific Insurance Group Co. Ltd., Class H	9,671,665	17,795,596
	China Petroleum & Chemical Corp., Class H	83,340,400	43,353,936
	China Power International Development Ltd.	22,822,600	8,538,615
	China Publishing & Media Co. Ltd., Class A	620,993	683,439
	China Railway Group Ltd., Class H	17,289,000	7,906,904
	China Railway Hi-tech Industry Co. Ltd., Class A	780,700	811,225
Ω	China Railway Signal & Communication Corp. Ltd., Class H	7,254,000	2,584,416
	China Railway Tielong Container Logistics Co. Ltd., Class A	826,500	633,449
*	China Rare Earth Holdings Ltd.	9,802,399	351,424
	China Rare Earth Resources & Technology Co. Ltd., Class A	123,301	413,089
	China Reinsurance Group Corp., Class H	29,063,000	1,562,018
#*††Ω	China Renaissance Holdings Ltd.	803,800	139,828
	China Resources Beer Holdings Co. Ltd.	5,181,661	18,738,650
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	171,900	633,580
#	China Resources Building Materials Technology Holdings Ltd.	18,612,946	2,981,404
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	379,554	918,735
	China Resources Gas Group Ltd.	5,391,100	15,289,058
	China Resources Land Ltd.	12,636,610	38,365,438
	China Resources Medical Holdings Co. Ltd.	6,165,000	3,173,189
	China Resources Microelectronics Ltd., Class A	96,230	507,573
Ω	China Resources Mixc Lifestyle Services Ltd.	1,669,800	4,822,068
Ω	China Resources Pharmaceutical Group Ltd.	12,742,500	7,769,394
	China Resources Power Holdings Co. Ltd.	6,312,820	12,771,466
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	247,585	1,804,884

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Risun Group Ltd.	7,425,000	$2,921,516
	China Ruifeng Renewable Energy Holdings Ltd.	652,400	20,779
#*	China Ruyi Holdings Ltd.	24,848,000	4,168,582
#*	China Sanjiang Fine Chemicals Co. Ltd.	6,678,000	915,449
#*	China SCE Group Holdings Ltd.	5,685,400	114,408
	China Science Publishing & Media Ltd., Class A	131,700	438,355
*	China Shanshui Cement Group Ltd.	80,000	5,235
#Ω	China Shengmu Organic Milk Ltd.	6,000,000	183,229
	China Shenhua Energy Co. Ltd., Class H	12,502,000	47,428,638
	China Shineway Pharmaceutical Group Ltd.	2,628,000	2,656,465
#*	China Shuifa Singyes Energy Holdings Ltd.	1,598,000	61,770
*	China Silver Group Ltd.	7,812,000	99,476
#	China South City Holdings Ltd.	35,532,711	1,163,388
	China South Publishing & Media Group Co. Ltd., Class A	681,834	1,071,082
#*	China Southern Airlines Co. Ltd., Class H	7,364,000	2,724,419
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	532,719	345,634
	China Starch Holdings Ltd.	21,115,000	340,818
	China State Construction Development Holdings Ltd.	3,324,000	903,559
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	5,639,338
	China State Construction International Holdings Ltd.	13,922,000	14,705,824
#*	China Sunshine Paper Holdings Co. Ltd.	5,507,500	1,378,272
	China Suntien Green Energy Corp. Ltd., Class H	10,087,000	3,488,828
	China Taiping Insurance Holdings Co. Ltd.	11,243,130	9,333,194
	China Testing & Certification International Group Co. Ltd., Class A	400,388	406,912
#*	China Tianrui Group Cement Co. Ltd., Class C	22,000	16,033
*	China Tianying, Inc., Class A	1,716,946	947,274
#	China Tobacco International HK Co. Ltd.	321,000	377,004
	China Tourism Group Duty Free Corp. Ltd., Class A	122,517	1,364,056
Ω	China Tourism Group Duty Free Corp. Ltd., Class H	26,400	231,523
Ω	China Tower Corp. Ltd., Class H	188,792,000	21,001,469
#	China Traditional Chinese Medicine Holdings Co. Ltd.	23,080,000	8,824,502
*	China TransInfo Technology Co. Ltd., Class A	643,842	789,594
	China Travel International Investment Hong Kong Ltd.	20,083,892	3,341,169
	China Tungsten & Hightech Materials Co. Ltd., Class A	908,960	979,654
	China Union Holdings Ltd., Class A	1,049,234	469,376
	China Vanke Co. Ltd., Class H	8,521,976	6,705,061
*††	China Vered Financial Holding Corp. Ltd.	5,870,000	47,358
	China Water Affairs Group Ltd.	6,172,000	3,156,798
	China West Construction Group Co. Ltd., Class A	805,700	707,781
	China World Trade Center Co. Ltd., Class A	243,400	581,998
Ω	China Xinhua Education Group Ltd.	245,000	16,814
	China XLX Fertiliser Ltd.	5,280,000	2,209,443
	China Yangtze Power Co. Ltd., Class A	2,583,803	8,787,476
	China Yongda Automobiles Services Holdings Ltd.	10,789,000	2,771,678
Ω	China Youran Dairy Group Ltd.	358,000	54,054
#*Ω	China Yuhua Education Corp. Ltd.	17,678,000	880,579
#*	China ZhengTong Auto Services Holdings Ltd.	8,321,500	255,318
	China Zhenhua Group Science & Technology Co. Ltd., Class A	142,000	881,677
	China Zheshang Bank Co. Ltd., Class H	1,699,599	450,750
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	809,474	263,370
#	China Zhongwang Holdings Ltd.	14,337,979	577,704
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	262,500	284,315
#	Chinasoft International Ltd.	19,340,000	11,020,998
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	481,672	993,987
	Chongqing Brewery Co. Ltd., Class A	85,900	666,075
	Chongqing Changan Automobile Co. Ltd., Class A	1,146,536	2,044,887
	Chongqing Department Store Co. Ltd., Class A	245,621	961,883

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	887,606	$1,347,297
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	594,430	1,018,505
	Chongqing Gas Group Corp. Ltd., Class A	666,600	552,254
*	Chongqing Iron & Steel Co. Ltd., Class H	330,000	28,273
	Chongqing Machinery & Electric Co. Ltd., Class H	2,753,962	291,993
	Chongqing Rural Commercial Bank Co. Ltd., Class H	19,598,000	7,622,417
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	1,263,600	1,321,603
	Chongqing Zaisheng Technology Corp. Ltd., Class A	496,620	229,748
	Chongqing Zhifei Biological Products Co. Ltd., Class A	378,867	2,370,555
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	705,800	537,503
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	750,100	480,153
	Chow Tai Seng Jewellery Co. Ltd., Class A	693,289	1,557,395
	Chu Kong Shipping Enterprises Group Co. Ltd.	166,000	16,836
#	CIFI Ever Sunshine Services Group Ltd.	5,206,000	782,735
	CIMC Enric Holdings Ltd.	6,088,000	5,014,325
Ω	CIMC Vehicles Group Co. Ltd., Class H	336,000	294,524
	Cinda Real Estate Co. Ltd., Class A	1,972,000	963,025
	Cisen Pharmaceutical Co. Ltd., Class A	276,000	537,318
	CITIC Ltd.	15,409,567	14,873,221
	CITIC Resources Holdings Ltd.	24,352,000	1,042,511
	CITIC Securities Co. Ltd., Class H	5,312,150	10,367,843
	City Development Environment Co. Ltd., Class A	492,240	751,572
*	Citychamp Watch & Jewellery Group Ltd.	10,218,000	1,415,146
#*Ω	Cloud Music, Inc.	18,100	202,385
	ClouDr Group Ltd.	13,700	10,215
*	CMGE Technology Group Ltd.	4,652,000	612,005
	CMOC Group Ltd., Class H	12,264,000	6,717,651
	CMST Development Co. Ltd., Class A	1,217,100	829,875
*	CNFinance Holdings Ltd., ADR	48,387	117,097
	CNGR Advanced Material Co. Ltd., Class A	103,428	627,239
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	966,957	511,455
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,060,775
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	1,115,690	1,126,526
	COFCO Biotechnology Co. Ltd., Class A	1,079,683	898,362
#*	COFCO Joycome Foods Ltd.	19,674,000	3,822,380
	COFCO Sugar Holding Co. Ltd., Class A	780,453	918,637
	Comba Telecom Systems Holdings Ltd.	11,462,000	956,557
	Concord New Energy Group Ltd.	61,185,909	5,094,163
	Consun Pharmaceutical Group Ltd.	3,841,000	2,618,349
	Contec Medical Systems Co. Ltd., Class A	98,300	228,695
	Contemporary Amperex Technology Co. Ltd., Class A	972,520	20,552,544
*	Continental Aerospace Technologies Holding Ltd.	16,594,207	175,594
*	Coolpad Group Ltd.	20,470,000	149,015
#	COSCO SHIPPING Development Co. Ltd., Class H	27,918,300	2,791,009
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	5,972,000	5,552,880
	COSCO SHIPPING Holdings Co. Ltd., Class H	18,406,849	19,338,736
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,626,000	1,580,699
	COSCO SHIPPING Ports Ltd.	10,992,517	6,731,572
	Cosmopolitan International Holdings Ltd.	68,400	17,055
	CPMC Holdings Ltd.	4,697,000	4,047,403
	CQ Pharmaceutical Holding Co. Ltd., Class A	948,554	590,707
#*	Crazy Sports Group Ltd.	16,280,600	185,858
	CRRC Corp. Ltd., Class H	5,658,000	2,629,801
	Crystal Clear Electronic Material Co. Ltd., Class A	316,966	305,979
Ω	CSC Financial Co. Ltd., Class H	2,482,500	1,890,412
	CSG Holding Co. Ltd., Class A	1,475,396	1,108,932
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	329,031	1,235,545
	CSPC Pharmaceutical Group Ltd.	49,882,400	36,697,953
#	CSSC Hong Kong Shipping Co. Ltd.	7,372,000	1,414,539

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CSSC Science & Technology Co. Ltd., Class A	254,200	$567,449
	CTS International Logistics Corp. Ltd., Class A	828,100	815,683
*	CWT International Ltd.	23,990,000	184,115
*	Da Ming International Holdings Ltd.	112,000	12,686
	Daan Gene Co. Ltd., Class A	866,280	898,066
	Dalian Bio-Chem Co. Ltd., Class A	60,480	82,685
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,083,363	595,520
	Dalipal Holdings Ltd.	1,664,000	865,209
	Daqin Railway Co. Ltd., Class A	2,784,238	2,896,727
	Dare Power Dekor Home Co. Ltd., Class A	63,209	61,279
	Dashang Co. Ltd., Class A	211,832	478,069
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	334,656	1,062,935
#	Datang International Power Generation Co. Ltd., Class H	11,522,000	1,768,246
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	816,706
	Dazhong Transportation Group Co. Ltd., Class A	576,400	222,555
	Dazzle Fashion Co. Ltd., Class A	215,940	369,965
	DBG Technology Co. Ltd., Class A	404,756	895,224
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	737,655
*	Deppon Logistics Co. Ltd., Class A	455,000	843,008
	DHC Software Co. Ltd., Class A	790,212	550,328
	Dian Diagnostics Group Co. Ltd., Class A	335,679	814,178
	Digital China Group Co. Ltd., Class A	264,025	841,246
	Digital China Holdings Ltd.	5,265,000	1,376,278
	Digital China Information Service Group Co. Ltd., Class A	541,857	646,320
	Dingdang Health Technology Group Ltd.	536,500	104,422
	Do-Fluoride New Materials Co. Ltd., Class A	356,151	602,250
	Dong-E-E-Jiao Co. Ltd., Class A	132,743	971,550
	Dongfang Electric Corp. Ltd., Class H	1,320,800	1,130,928
	Dongfang Electronics Co. Ltd., Class A	694,153	694,698
	Dongfeng Motor Group Co. Ltd., Class H	17,942,000	6,928,681
	Dongguan Aohai Technology Co. Ltd., Class A	128,150	481,622
	Dongguan Development Holdings Co. Ltd., Class A	579,900	760,220
*	Dongjiang Environmental Co. Ltd., Class H	1,449,995	305,002
	Dongxing Securities Co. Ltd., Class A	645,055	713,352
	Dongyue Group Ltd.	15,509,000	10,423,926
*	DouYu International Holdings Ltd., ADR	348,527	269,446
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,761,000	805,691
#*Ω	East Buy Holding Ltd.	1,421,000	4,174,981
	East Group Co. Ltd., Class A	1,237,200	938,635
	East Money Information Co. Ltd., Class A	1,501,977	2,613,780
	E-Commodities Holdings Ltd.	14,114,000	2,677,812
	Ecovacs Robotics Co. Ltd., Class A	136,092	605,949
	Edan Instruments, Inc., Class A	291,388	338,644
	Edifier Technology Co. Ltd., Class A	386,400	653,132
	Edvantage Group Holdings Ltd.	2,752,088	765,616
	EEKA Fashion Holdings Ltd.	1,061,000	1,882,787
	EIT Environmental Development Group Co. Ltd., Class A	218,919	373,066
	Electric Connector Technology Co. Ltd., Class A	162,850	711,754
	Elion Energy Co. Ltd., Class A	1,910,265	609,751
*	Enjoyor Technology Co. Ltd., Class A	332,700	268,376
	ENN Energy Holdings Ltd.	2,178,700	16,217,914
	ENN Natural Gas Co. Ltd., Class A	809,895	1,970,875
	Eoptolink Technology, Inc. Ltd., Class A	98,044	576,323
	Era Co. Ltd., Class A	762,200	496,610
	Essex Bio-technology Ltd.	1,607,000	528,788
	Eternal Asia Supply Chain Management Ltd., Class A	1,441,700	745,072
#	EVA Precision Industrial Holdings Ltd.	10,950,516	957,057
	Eve Energy Co. Ltd., Class A	220,597	1,070,530
*	Everbright Jiabao Co. Ltd., Class A	878,230	381,569

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Everbright Securities Co. Ltd., Class H	878,200	$545,540
*	EverChina International Holdings Co. Ltd.	18,107,500	275,848
#*Ω	Everest Medicines Ltd.	158,500	318,183
	Excellence Commercial Property & Facilities Management Group Ltd.	381,000	72,008
*	Fangda Carbon New Material Co. Ltd., Class A	784,129	483,063
*	Fangda Special Steel Technology Co. Ltd., Class A	1,345,731	795,036
*	Fanhua, Inc., Sponsored ADR	163,689	959,218
#	Far East Horizon Ltd.	14,691,000	10,770,162
*	FAW Jiefang Group Co. Ltd., Class A	579,300	633,475
	FAWER Automotive Parts Co. Ltd., Class A	903,078	579,044
*	Feitian Technologies Co. Ltd., Class A	48,300	52,797
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	345,000	641,733
	Fibocom Wireless, Inc., Class A	385,294	739,491
*	FIH Mobile Ltd.	11,557,000	724,747
	Financial Street Holdings Co. Ltd., Class A	1,908,757	884,120
	FinVolution Group, ADR	378,846	1,822,249
	First Capital Securities Co. Ltd., Class A	919,300	673,310
	First Tractor Co. Ltd., Class H	1,552,000	1,020,945
#	Flat Glass Group Co. Ltd., Class H	1,561,000	2,347,777
	Focus Media Information Technology Co. Ltd., Class A	2,460,600	1,938,235
	Foryou Corp., Class A	123,700	374,519
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	413,125	1,957,239
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	386,684	361,210
	Fosun International Ltd.	11,174,620	5,864,167
*	Founder Holdings Ltd.	1,086,000	48,684
	Founder Securities Co. Ltd., Class A	730,500	703,276
*	Fountain SET Holdings Ltd.	526,000	24,933
	Foxconn Industrial Internet Co. Ltd., Class A	2,626,256	4,860,731
	FriendTimes, Inc.	1,146,000	170,427
	Fu Shou Yuan International Group Ltd.	10,926,000	6,552,831
	Fuan Pharmaceutical Group Co. Ltd., Class A	337,800	163,291
	Fufeng Group Ltd.	17,353,800	9,413,052
*††	Fuguiniao Co. Ltd.	782,600	0
	Fujian Boss Software Development Co. Ltd., Class A	291,996	554,355
	Fujian Funeng Co. Ltd., Class A	693,683	800,485
	Fujian Longking Co. Ltd., Class A	462,211	673,961
	Fujian Star-net Communication Co. Ltd., Class A	301,008	605,203
	Fujian Sunner Development Co. Ltd., Class A	453,808	946,223
	Fullshare Holdings Ltd.	841,650	70,952
	Fulongma Group Co. Ltd., Class A	15,572	18,674
	Fulu Holdings Ltd.	36,000	10,524
*	Funshine Culture Group Co. Ltd., Class A	72,300	408,931
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	3,148,800	14,235,449
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	70,100	357,656
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	2,029,439	5,421,252
	Gansu Energy Chemical Co. Ltd., Class A	2,532,900	1,040,984
	Gansu Shangfeng Cement Co. Ltd., Class A	677,390	700,535
	Gaona Aero Material Co. Ltd., Class A	334,900	685,189
	G-bits Network Technology Xiamen Co. Ltd., Class A	34,600	870,917
	GCL Energy Technology Co. Ltd., Class A	338,795	429,670
#*	GCL New Energy Holdings Ltd.	2,556,218	117,841
	GCL Technology Holdings Ltd.	93,070,320	10,708,941
	GD Power Development Co. Ltd., Class A	1,913,278	1,192,414
#*	GDS Holdings Ltd., ADR	145,833	790,415
#*	GDS Holdings Ltd., Class A	3,452,800	2,312,554
	Geely Automobile Holdings Ltd.	25,172,000	23,859,490
	GEM Co. Ltd., Class A	554,200	347,616
	Gemdale Corp., Class A	951,900	536,171
#	Gemdale Properties & Investment Corp. Ltd.	56,724,000	1,999,726

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Genertec Universal Medical Group Co. Ltd.	7,368,500	$3,769,631
	Genetron Holdings Ltd., ADR	13,017	49,204
*	Genimous Technology Co. Ltd., Class A	802,186	775,386
	Geovis Technology Co. Ltd., Class A	43,050	239,162
	GEPIC Energy Development Co. Ltd., Class A	522,400	371,708
	Getein Biotech, Inc., Class A	287,778	347,795
	GF Securities Co. Ltd., Class H	3,685,000	3,708,608
	Giant Network Group Co. Ltd., Class A	559,248	716,122
	GigaDevice Semiconductor, Inc., Class A	42,903	373,436
	Ginlong Technologies Co. Ltd., Class A	96,959	806,428
	Glarun Technology Co. Ltd., Class A	365,400	571,525
*	Glorious Property Holdings Ltd.	8,989,712	11,598
*	Glory Health Industry Ltd.	73,000	249
	GoerTek, Inc., Class A	530,144	1,123,189
	Goldcard Smart Group Co. Ltd., Class A	195,200	279,797
Ω	Golden Throat Holdings Group Co. Ltd.	1,082,500	497,930
	GoldenHome Living Co. Ltd., Class A	48,860	137,602
	Goldenmax International Group Ltd., Class A	466,171	427,852
	Goldlion Holdings Ltd.	1,458,866	193,923
	Goldpac Group Ltd.	2,119,000	385,441
	Goldwind Science & Technology Co. Ltd., Class H	4,586,984	1,675,475
#*	GOME Retail Holdings Ltd.	73,215,660	432,741
	Goneo Group Co. Ltd., Class A	40,400	523,265
*	Goodbaby International Holdings Ltd.	1,593,000	119,598
	GoodWe Technologies Co. Ltd., Class A	44,707	580,861
*	Gosuncn Technology Group Co. Ltd., Class A	680,600	292,415
*	Gotion High-tech Co. Ltd., Class A	255,300	664,622
*	Grand Baoxin Auto Group Ltd.	2,058,864	57,570
	Grand Ocean Advanced Resources Co. Ltd.	120,000	4,220
	Grand Pharmaceutical Group Ltd., Class L	10,195,500	4,408,515
	Grandblue Environment Co. Ltd., Class A	282,227	603,786
*	Grandjoy Holdings Group Co. Ltd., Class A	1,580,701	604,352
#	Great Wall Motor Co. Ltd., Class H	5,321,250	5,239,338
*	Greattown Holdings Ltd., Class A	768,452	309,392
*	Greatview Aseptic Packaging Co. Ltd.	6,542,000	1,325,025
	Gree Electric Appliances, Inc. of Zhuhai, Class A	681,853	3,353,445
*	Gree Real Estate Co. Ltd., Class A	675,957	562,931
#*	Greenland Hong Kong Holdings Ltd.	9,371,275	330,182
#	Greentown China Holdings Ltd.	8,523,500	6,421,190
Ω	Greentown Management Holdings Co. Ltd.	3,576,000	2,176,492
	Greentown Service Group Co. Ltd.	10,652,000	3,291,135
	GRG Banking Equipment Co. Ltd., Class A	431,426	569,462
	GRG Metrology & Test Group Co. Ltd., Class A	343,000	541,392
	Grinm Advanced Materials Co. Ltd., Class A	223,900	299,226
	Guangdong Advertising Group Co. Ltd., Class A	1,014,100	666,134
	Guangdong Aofei Data Technology Co. Ltd., Class A	378,043	434,883
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	785,111	533,721
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	769,628	456,410
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	811,602	470,523
	Guangdong Dongpeng Holdings Co. Ltd., Class A	605,888	627,921
	Guangdong Dowstone Technology Co. Ltd., Class A	331,132	401,535
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	531,516	463,653
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	207,564	456,593
	Guangdong Haid Group Co. Ltd., Class A	317,568	1,674,074
*	Guangdong HEC Technology Holding Co. Ltd., Class A	660,145	569,223
	Guangdong Hongda Holdings Group Co. Ltd., Class A	452,200	998,208
	Guangdong Huiyun Tianium Industry Co. Ltd., Class A	179,800	191,408
	Guangdong Hybribio Biotech Co. Ltd., Class A	392,803	375,711

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Investment Ltd.	11,824,000	$6,874,083
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	144,300	691,239
	Guangdong Land Holdings Ltd.	1,989,361	123,354
	Guangdong Provincial Expressway Development Co. Ltd., Class A	812,311	1,033,589
*	Guangdong Shirongzhaoye Co. Ltd., Class A	50,515	39,415
	Guangdong Sirio Pharma Co. Ltd., Class A	78,500	315,237
	Guangdong South New Media Co. Ltd., Class A	143,679	666,805
	Guangdong Tapai Group Co. Ltd., Class A	757,295	731,864
	Guangdong Topstar Technology Co. Ltd., Class A	224,858	339,556
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	523,700	892,131
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	1,450,581	494,675
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	314,304	528,174
	Guanghui Energy Co. Ltd., Class A	2,456,214	2,407,952
*	Guangshen Railway Co. Ltd., Class H	10,366,700	2,085,541
	Guangxi Liugong Machinery Co. Ltd., Class A	1,058,463	1,014,668
	Guangxi LiuYao Group Co. Ltd., Class A	222,500	526,718
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,883,314	571,593
	Guangzhou Automobile Group Co. Ltd., Class H	8,745,690	3,456,856
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	766,426	1,005,675
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,060,000	2,576,546
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	258,200	725,008
	Guangzhou Haige Communications Group, Inc. Co., Class A	468,950	629,482
*	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	139,300	96,462
	Guangzhou KDT Machinery Co. Ltd., Class A	255,710	574,326
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	93,500	680,639
	Guangzhou Restaurant Group Co. Ltd., Class A	351,987	851,645
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	113,424	540,770
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	520,960	1,355,857
	Guangzhou Wondfo Biotech Co. Ltd., Class A	183,214	615,116
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	756,337	603,332
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	372,700	381,441
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	230,982	400,283
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	527,100	531,559
	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	473,000	462,316
*	Guizhou Gas Group Corp. Ltd., Class A	454,600	433,985
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	1,500,572	1,251,641
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	1,112,897	573,597
	Guizhou Zhenhua E-chem, Inc., Class A	232,555	462,131
#*	Guolian Securities Co. Ltd., Class H	758,000	293,437
	Guomai Technologies, Inc., Class A	601,054	516,731
	Guosen Securities Co. Ltd., Class A	764,897	857,019
*	Guosheng Financial Holding, Inc., Class A	590,176	843,729
Ω	Guotai Junan Securities Co. Ltd., Class H	967,200	1,074,184
	Guoyuan Securities Co. Ltd., Class A	791,545	705,201
	H World Group Ltd., ADR	380,656	12,093,441
	H World Group Ltd.	107,200	336,011
#*Ω	Haichang Ocean Park Holdings Ltd.	9,514,000	1,022,685
Ω	Haidilao International Holding Ltd.	4,362,000	6,872,399
	Haier Smart Home Co. Ltd., Class A	914,762	2,849,731
	Haier Smart Home Co. Ltd., Class H	8,756,999	24,744,315
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	175,824	338,460
*	Hainan Airlines Holding Co. Ltd., Class A	4,111,600	783,651
	Hainan Drinda New Energy Technology Co. Ltd., Class A	65,300	517,003
	Hainan Haide Capital Management Co. Ltd., Class A	836,889	1,072,518
*	Hainan Meilan International Airport Co. Ltd., Class H	1,516,000	1,138,411
	Hainan Poly Pharm Co. Ltd., Class A	196,196	467,442
	Hainan Strait Shipping Co. Ltd., Class A	1,108,500	840,592
	Haitian International Holdings Ltd.	5,915,000	13,166,221
	Haitong Securities Co. Ltd., Class H	6,225,200	2,869,456

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	3,596,000	$424,124
	Hand Enterprise Solutions Co. Ltd., Class A	561,009	464,911
	Hang Zhou Great Star Industrial Co. Ltd., Class A	308,200	800,674
	Hangcha Group Co. Ltd., Class A	480,469	1,536,945
	Hangjin Technology Co. Ltd., Class A	98,800	328,025
	Hangxiao Steel Structure Co. Ltd., Class A	1,369,720	547,150
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	564,499	536,078
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	41,400	138,202
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	168,900	429,318
	Hangzhou First Applied Material Co. Ltd., Class A	251,219	795,845
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	83,158	394,254
	Hangzhou Lion Microelectronics Co. Ltd., Class A	105,420	300,193
	Hangzhou Onechance Tech Corp., Class A	109,900	275,354
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	263,057	871,857
	Hangzhou Robam Appliances Co. Ltd., Class A	245,545	744,738
	Hangzhou Silan Microelectronics Co. Ltd., Class A	220,300	557,408
	Hangzhou Tigermed Consulting Co. Ltd., Class A	32,500	183,770
#Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	199,300	623,352
*	Hangzhou Zhongheng Electric Co. Ltd., Class A	141,500	116,583
	Han's Laser Technology Industry Group Co. Ltd., Class A	354,661	815,469
Ω	Hansoh Pharmaceutical Group Co. Ltd.	2,436,000	3,658,741
	Haohua Chemical Science & Technology Co. Ltd., Class A	164,700	610,635
*Ω	Harbin Bank Co. Ltd., Class H	918,000	29,909
	Harbin Boshi Automation Co. Ltd., Class A	411,266	699,187
	Harbin Electric Co. Ltd., Class H	4,808,587	1,418,475
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	531,000	152,483
*	Harbin Pharmaceutical Group Co. Ltd., Class A	1,513,136	600,852
	HBIS Resources Co. Ltd., Class A	454,300	983,469
#*Ω	HBM Holdings Ltd.	948,000	193,907
	Health & Happiness H&H International Holdings Ltd.	2,066,000	2,698,924
*	Healthcare Co. Ltd., Class A	339,190	443,949
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	278,294
*	Hebei Construction Group Corp. Ltd., Class H	215,500	14,039
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	250,200	611,100
*	Hebei Sinopack Electronic Technology Co. Ltd., Class A	24,300	198,248
	Hefei Meiya Optoelectronic Technology, Inc., Class A	322,110	694,815
	Hefei Urban Construction Development Co. Ltd., Class A	460,061	373,974
	Heilongjiang Agriculture Co. Ltd., Class A	514,500	816,523
#	Hello Group, Inc., Sponsored ADR	1,129,119	6,627,929
	Henan Jindan Lactic Acid Technology Co. Ltd., Class A	19,900	43,347
	Henan Jinma Energy Co. Ltd., Class H	496,000	71,167
	Henan Liliang Diamond Co. Ltd., Class A	128,000	467,589
	Henan Lingrui Pharmaceutical Co., Class A	313,700	739,793
	Henan Mingtai Al Industrial Co. Ltd., Class A	742,300	1,011,384
	Henan Pinggao Electric Co. Ltd., Class A	733,300	1,255,224
*	Henan Senyuan Electric Co. Ltd., Class A	82,000	40,848
	Henan Shenhuo Coal & Power Co. Ltd., Class A	774,392	1,798,797
	Henan Shuanghui Investment & Development Co. Ltd., Class A	826,843	3,281,349
	Henan Thinker Automatic Equipment Co. Ltd., Class A	238,700	435,086
*	Henan Yicheng New Energy Co. Ltd., Class A	1,148,700	630,432
	Henan Yuguang Gold & Lead Co. Ltd., Class A	832,600	620,307
*	Henan Yuneng Holdings Co. Ltd., Class A	499,099	270,325
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	509,248
	Hengan International Group Co. Ltd.	5,364,622	16,611,498
*	Hengdeli Holdings Ltd.	14,196,800	230,346
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	637,630	1,125,981
*	Hengli Petrochemical Co. Ltd., Class A	931,912	1,523,769
	Hengtong Optic-electric Co. Ltd., Class A	596,604	913,712
*	Hengyi Petrochemical Co. Ltd., Class A	1,041,844	904,553

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hesteel Co. Ltd., Class A	4,520,900	$1,310,129
	Hexing Electrical Co. Ltd., Class A	300,710	1,207,009
*	Hezong Sience&Technology Co. Ltd., Class A	520,300	203,427
*	Hi Sun Technology China Ltd.	9,834,000	616,867
	Hisense Home Appliances Group Co. Ltd., Class H	2,952,000	7,086,857
	Hithink RoyalFlush Information Network Co. Ltd., Class A	61,216	981,319
	HLA Group Corp. Ltd., Class A	464,100	496,892
	Homeland Interactive Technology Ltd.	422,000	145,538
	Hongfa Technology Co. Ltd., Class A	172,336	538,416
*	Honghua Group Ltd.	18,594,000	229,016
*	Hongli Zhihui Group Co. Ltd., Class A	328,600	284,534
	Hongta Securities Co. Ltd., Class A	191,149	195,225
#*Ω	Hope Education Group Co. Ltd.	36,484,000	1,400,140
*	Hopefluent Group Holdings Ltd.	204,000	27,219
*	Hopson Development Holdings Ltd.	10,285,652	4,755,160
#*	Horizon Construction Development Ltd.	543,407	186,216
	Hoyuan Green Energy Co. Ltd., Class A	217,826	749,527
#*Ω	Hua Hong Semiconductor Ltd.	4,883,000	8,846,253
*	Hua Yin International Holdings Ltd.	605,000	6,707
	Huaan Securities Co. Ltd., Class A	1,501,740	938,069
	Huabao Flavours & Fragrances Co. Ltd., Class A	125,800	318,114
#	Huadian Power International Corp. Ltd., Class H	6,306,000	3,024,146
	Huadong Medicine Co. Ltd., Class A	235,132	948,542
	Huafon Chemical Co. Ltd., Class A	1,410,691	1,200,333
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	808,365	373,877
*	Huafu Fashion Co. Ltd., Class A	998,950	424,520
	Huagong Tech Co. Ltd., Class A	117,400	420,118
	Huaibei Mining Holdings Co. Ltd., Class A	943,000	2,283,074
	Hualan Biological Engineering, Inc., Class A	292,960	718,422
*	Huaneng Power International, Inc., Class H	10,330,000	5,825,247
#*	Huanxi Media Group Ltd.	2,260,000	179,619
	Huapont Life Sciences Co. Ltd., Class A	1,236,723	726,725
Ω	Huatai Securities Co. Ltd., Class H	3,559,400	4,199,101
*	Huawen Media Group, Class A	875,755	221,743
*	Huaxi Holdings Co. Ltd.	152,000	20,796
	Huaxi Securities Co. Ltd., Class A	593,500	616,102
	Huaxia Bank Co. Ltd., Class A	2,003,788	1,690,929
	Huaxin Cement Co. Ltd., Class A	667,224	1,223,348
	Huaxin Cement Co. Ltd., Class H	173,800	137,540
	Huayu Automotive Systems Co. Ltd., Class A	943,531	2,137,601
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,984,000	877,235
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	3,062,037	1,126,232
	Hubei Dinglong Co. Ltd., Class A	90,000	216,750
	Hubei Energy Group Co. Ltd., Class A	904,500	546,064
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	185,553	651,491
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	358,905	1,506,094
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	1,003,344
	Huishang Bank Corp. Ltd., Class H	2,041,400	619,059
#Ω	Huitongda Network Co. Ltd., Class H	31,900	119,754
	Huizhou Desay Sv Automotive Co. Ltd., Class A	50,016	593,212
	Humanwell Healthcare Group Co. Ltd., Class A	408,900	1,147,878
	Hunan Aihua Group Co. Ltd., Class A	238,422	534,590
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	1,135,400	412,628
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	755,300	331,191
	Hunan Gold Corp. Ltd., Class A	632,904	954,375
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	903,400	590,224
	Hunan Valin Steel Co. Ltd., Class A	2,191,200	1,666,220
	Hunan Zhongke Electric Co. Ltd., Class A	322,100	361,770
	Hundsun Technologies, Inc., Class A	234,529	686,444

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	HUYA, Inc., ADR	478,977	$1,470,459
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	1,551,600	5,056,484
*	Hytera Communications Corp. Ltd., Class A	1,077,502	736,710
*	HyUnion Holding Co. Ltd., Class A	724,900	524,319
	Hywin Holdings Ltd., ADR	4,933	5,969
#*Ω	iDreamSky Technology Holdings Ltd.	2,071,600	391,259
	IEIT Systems Co. Ltd., Class A	155,600	609,960
	Iflytek Co. Ltd., Class A	80,990	430,913
	IKD Co. Ltd., Class A	252,133	652,822
Ω	IMAX China Holding, Inc.	911,700	840,814
	Imeik Technology Development Co. Ltd., Class A	32,100	1,212,739
	Industrial & Commercial Bank of China Ltd., Class H	180,119,725	87,741,676
	Industrial Bank Co. Ltd., Class A	3,638,780	7,981,520
	Industrial Securities Co. Ltd., Class A	1,569,032	1,191,848
	Infore Environment Technology Group Co. Ltd., Class A	1,761,301	1,089,733
#Ω	Ingdan, Inc.	3,976,000	589,878
	Ingenic Semiconductor Co. Ltd., Class A	46,800	309,903
*	Inkeverse Group Ltd.	1,995,000	190,262
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	6,794,100	1,343,266
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	937,012	1,929,910
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	688,464	952,278
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,678,576	1,327,863
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	482,226
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	967,500	1,160,255
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,047,500	3,956,152
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,457,300	1,062,209
*Ω	InnoCare Pharma Ltd.	1,018,000	693,571
*Ω	Innovent Biologics, Inc.	706,000	2,844,411
	Innuovo Technology Co. Ltd., Class A	469,800	312,439
	Inspur Digital Enterprise Technology Ltd.	2,392,000	600,485
	Inspur Software Co. Ltd., Class A	72,500	112,345
	Intco Medical Technology Co. Ltd., Class A	468,093	1,270,172
	Intron Technology Holdings Ltd.	843,000	207,261
#*	iQIYI, Inc., ADR	2,386,504	7,994,788
#	IVD Medical Holding Ltd.	677,000	151,237
	JA Solar Technology Co. Ltd., Class A	869,920	2,071,294
	Jade Bird Fire Co. Ltd., Class A	425,013	719,025
	Jafron Biomedical Co. Ltd., Class A	149,867	373,332
	Jason Furniture Hangzhou Co. Ltd., Class A	197,857	935,335
	JCET Group Co. Ltd., Class A	656,206	2,049,629
*Ω	JD Health International, Inc.	1,083,950	3,576,802
*Ω	JD Logistics, Inc.	256,800	224,232
#	JD.com, Inc., ADR	54,206	1,222,345
	JD.com, Inc., Class A	3,314,942	37,379,729
	Jenkem Technology Co. Ltd., Class A	19,294	193,865
	JH Educational Technology, Inc.	668,000	64,201
	Jia Yao Holdings Ltd.	23,000	10,719
	Jiajiayue Group Co. Ltd., Class A	313,501	458,209
	Jiangling Motors Corp. Ltd., Class A	384,025	1,121,830
	Jiangsu Azure Corp., Class A	621,740	574,254
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	42,420	321,594
*	Jiangsu Canlon Building Materials Co. Ltd., Class A	140,700	189,038
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,020,800	977,540
	Jiangsu Cnano Technology Co. Ltd., Class A	136,706	354,116
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	539,640	688,495
	Jiangsu Eastern Shenghong Co. Ltd., Class A	569,453	784,786
*	Jiangsu Etern Co. Ltd., Class A	282,200	164,516
	Jiangsu Expressway Co. Ltd., Class H	5,474,000	5,226,451

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Guomao Reducer Co. Ltd., Class A	274,020	$439,682
	Jiangsu Guotai International Group Co. Ltd., Class A	1,108,319	1,055,384
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	95,500	557,694
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	105,354	716,598
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	294,954	1,542,477
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	247,728	271,932
*	Jiangsu Hoperun Software Co. Ltd., Class A	30,600	83,497
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	380,700	465,369
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,693,300	861,233
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	289,837	483,167
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	308,780	670,801
	Jiangsu King's Luck Brewery JSC Ltd., Class A	261,601	1,614,045
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	302,060	743,411
	Jiangsu Linyang Energy Co. Ltd., Class A	1,294,500	995,561
*	Jiangsu Lopal Tech Co. Ltd., Class A	239,000	299,923
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	207,600	591,445
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	260,900	845,874
	Jiangsu Pacific Quartz Co. Ltd., Class A	89,800	894,979
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	852,700	1,082,995
	Jiangsu Shagang Co. Ltd., Class A	1,286,832	595,038
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	649,100	530,539
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	227,284	284,838
	Jiangsu Sopo Chemical Co., Class A	483,716	416,510
	Jiangsu ToLand Alloy Co. Ltd., Class A	143,170	409,397
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	243,158	3,098,781
	Jiangsu Yangnong Chemical Co. Ltd., Class A	121,390	831,639
	Jiangsu Yoke Technology Co. Ltd., Class A	52,300	282,242
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	192,674	855,857
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	1,650,271	901,072
	Jiangsu Zhongtian Technology Co. Ltd., Class A	779,306	1,256,438
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	2,616,200	930,315
	Jiangxi Bank Co. Ltd., Class H	121,500	9,609
	Jiangxi Copper Co. Ltd., Class H	4,994,000	6,984,260
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	245,900	245,669
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	218,000	258,629
	Jiangxi Wannianqing Cement Co. Ltd., Class A	485,348	440,626
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	80,536	222,910
	Jiangzhong Pharmaceutical Co. Ltd., Class A	331,900	984,961
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	676,600	462,902
	Jiayou International Logistics Co. Ltd., Class A	419,911	1,149,437
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	289,270	570,094
*	Jilin Chemical Fibre, Class A	1,293,000	459,182
	Jilin Electric Power Co. Ltd., Class A	967,000	537,340
††	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	9,543
	Jinchuan Group International Resources Co. Ltd.	20,688,000	1,511,663
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	1,509,379
	Jingjin Equipment, Inc., Class A	328,040	800,094
	Jinhui Liquor Co. Ltd., Class A	195,700	538,797
*	Jinke Smart Services Group Co. Ltd., Class H	13,300	14,063
#	JinkoSolar Holding Co. Ltd., ADR	289,017	7,580,916
	Jinlei Technology Co. Ltd., Class A	163,500	420,917
	Jinmao Property Services Co. Ltd.	345,664	72,673
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	619,700	1,053,786
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	1,055,100	400,668
	Jinneng Science&Technology Co. Ltd., Class A	480,459	467,766
*Ω	Jinxin Fertility Group Ltd.	2,549,500	707,810
	Jinyu Bio-Technology Co. Ltd., Class A	504,300	572,601
	JiuGui Liquor Co. Ltd., Class A	50,800	440,099
Ω	Jiumaojiu International Holdings Ltd.	6,175,000	3,637,149

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiuzhitang Co. Ltd., Class A	525,900	$598,754
	Jizhong Energy Resources Co. Ltd., Class A	1,534,400	1,612,938
	JL Mag Rare-Earth Co. Ltd., Class A	209,387	431,156
	JNBY Design Ltd.	1,738,000	2,218,441
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	712,349	1,066,631
	Joinn Laboratories China Co. Ltd., Class A	392,392	904,442
	Jointo Energy Investment Co. Ltd. Hebei, Class A	635,500	419,145
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,338,064	1,297,551
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	122,478	375,202
	Joy City Property Ltd.	21,496,000	575,974
#*	Joy Spreader Group, Inc.	2,504,000	54,848
	Joyoung Co. Ltd., Class A	325,534	478,712
Ω	JS Global Lifestyle Co. Ltd.	6,813,500	1,053,418
	JSTI Group, Class A	712,300	488,789
	Ju Teng International Holdings Ltd.	6,558,090	1,038,133
	Juewei Food Co. Ltd., Class A	384,899	1,075,942
*	Juneyao Airlines Co. Ltd., Class A	466,400	773,351
*	Jutal Offshore Oil Services Ltd.	592,000	37,185
*Ω	JW Cayman Therapeutics Co. Ltd.	98,500	21,207
*	Kaiser China Cultural Co. Ltd., Class A	120,860	58,691
	Kaishan Group Co. Ltd., Class A	516,300	903,646
*Ω	Kangda International Environmental Co. Ltd.	2,313,000	77,285
	Kangji Medical Holdings Ltd.	729,500	542,879
*	Kasen International Holdings Ltd.	2,057,000	79,805
	KBC Corp. Ltd., Class A	68,120	435,098
	Keboda Technology Co. Ltd., Class A	14,700	109,593
*	Keeson Technology Corp. Ltd., Class A	138,302	211,329
	Kehua Data Co. Ltd., Class A	312,960	917,355
	Keshun Waterproof Technologies Co. Ltd., Class A	673,200	474,668
*	Kidswant Children Products Co. Ltd., Class A	557,900	511,128
	Kinetic Development Group Ltd.	6,388,000	505,160
	Kingboard Holdings Ltd.	7,103,166	12,642,966
#	Kingboard Laminates Holdings Ltd.	9,913,484	5,958,190
	KingClean Electric Co. Ltd., Class A	174,968	461,829
	Kingfa Sci & Tech Co. Ltd., Class A	914,590	785,601
	Kingsoft Corp. Ltd.	5,783,600	14,070,077
*Ω	Kintor Pharmaceutical Ltd.	36,500	5,659
*	Ko Yo Chemical Group Ltd.	1,440,000	15,141
	Konfoong Materials International Co. Ltd., Class A	29,459	161,356
*	Kong Sun Holdings Ltd.	575,000	1,439
*	Konka Group Co. Ltd., Class A	857,300	374,774
	KPC Pharmaceuticals, Inc., Class A	466,396	1,193,969
*Ω	Kuaishou Technology	857,500	4,322,088
*	Kuang-Chi Technologies Co. Ltd., Class A	133,735	221,953
	Kunlun Energy Co. Ltd.	24,232,000	21,709,373
*	Kunlun Tech Co. Ltd., Class A	129,493	537,873
*	Kunming Yunnei Power Co. Ltd., Class A	454,200	146,083
	Kunshan Dongwei Technology Co. Ltd., Class A	49,578	240,978
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	130,506	104,828
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	152,880	438,876
	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	98,182	232,169
	Kweichow Moutai Co. Ltd., Class A	194,074	43,439,261
#*	KWG Group Holdings Ltd.	9,883,644	558,939
#*	KWG Living Group Holdings Ltd.	8,727,072	404,262
*	Lakala Payment Co. Ltd., Class A	384,568	700,695
*	Lancy Co. Ltd., Class A	222,700	541,753
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	306,300	187,072
	Lao Feng Xiang Co. Ltd., Class A	179,880	1,553,147
	Laobaixing Pharmacy Chain JSC, Class A	371,801	1,405,265

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Launch Tech Co. Ltd., Class H	82,000	$17,929
	LB Group Co. Ltd., Class A	707,685	1,588,174
	Lee & Man Chemical Co. Ltd.	1,849,339	643,941
	Lee & Man Paper Manufacturing Ltd.	9,929,200	2,671,490
	Lee's Pharmaceutical Holdings Ltd.	2,451,000	418,239
Ω	Legend Holdings Corp., Class H	4,759,200	3,792,933
	Lenovo Group Ltd.	36,440,000	38,155,259
	Lens Technology Co. Ltd., Class A	1,156,528	1,682,358
*	Leo Group Co. Ltd., Class A	4,228,600	1,212,440
	Leoch International Technology Ltd.	181,000	26,774
	Lepu Medical Technology Beijing Co. Ltd., Class A	343,430	627,301
	Levima Advanced Materials Corp., Class A	112,800	225,864
	LexinFintech Holdings Ltd., ADR	611,773	1,107,309
	Leyard Optoelectronic Co. Ltd., Class A	1,135,450	713,972
#*	Li Auto, Inc., ADR	236,097	6,535,165
*	Li Auto, Inc., Class A	96,400	1,332,529
	Li Ning Co. Ltd.	12,972,083	27,712,545
	LianChuang Electronic Technology Co. Ltd., Class A	218,100	200,541
	Lianhe Chemical Technology Co. Ltd., Class A	566,697	531,485
*	Liao Ning Oxiranchem, Inc., Class A	358,000	255,177
	Liaoning Cheng Da Co. Ltd., Class A	255,272	367,690
	Liaoning Port Co. Ltd., Class H	1,388,000	106,847
	Lier Chemical Co. Ltd., Class A	605,680	823,389
*	Lifestyle China Group Ltd.	1,898,000	170,156
*	Lifetech Scientific Corp.	19,926,000	4,356,647
*	Lingbao Gold Group Co. Ltd., Class H	622,000	126,877
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	755,003	258,286
	Lingyi iTech Guangdong Co., Class A	1,632,900	1,078,960
#Ω	Linklogis, Inc., Class B	1,198,000	173,112
*	Liuzhou Iron & Steel Co. Ltd., Class A	931,417	378,744
#	Livzon Pharmaceutical Group, Inc., Class H	1,212,417	3,690,851
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	333,840	712,920
	LK Technology Holdings Ltd.	2,982,500	1,168,095
	Loncin Motor Co. Ltd., Class A	1,279,488	817,137
*	Long Yuan Construction Group Co. Ltd., Class A	423,402	194,652
Ω	Longfor Group Holdings Ltd.	11,538,500	12,793,960
	Longhua Technology Group Luoyang Co. Ltd., Class A	438,831	336,522
	LONGi Green Energy Technology Co. Ltd., Class A	1,469,015	3,960,252
	Longshine Technology Group Co. Ltd., Class A	256,851	386,599
	Lonking Holdings Ltd.	19,002,000	3,075,425
	Luenmei Quantum Co. Ltd., Class A	1,012,605	792,146
	Luolai Lifestyle Technology Co. Ltd., Class A	407,129	500,736
	Luoniushan Co. Ltd., Class A	583,000	402,165
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	494,897	300,196
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	195,390	614,180
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	344,700	361,631
	Luxi Chemical Group Co. Ltd., Class A	943,200	1,214,304
	Luxshare Precision Industry Co. Ltd., Class A	1,375,261	4,876,849
#*Ω	Luye Pharma Group Ltd.	13,463,000	4,521,524
	Luzhou Laojiao Co. Ltd., Class A	240,076	4,919,551
#*	LVGEM China Real Estate Investment Co. Ltd.	984,000	76,117
*	Lvji Technology Holdings, Inc.	310,000	21,931
	Maanshan Iron & Steel Co. Ltd., Class H	11,626,177	1,757,841
	Maccura Biotechnology Co. Ltd., Class A	380,173	621,733
	Mango Excellent Media Co. Ltd., Class A	591,497	1,761,936
*Ω	Maoyan Entertainment	2,233,200	2,437,581
*	Markor International Home Furnishings Co. Ltd., Class A	145,151	49,807
	Maxscend Microelectronics Co. Ltd., Class A	37,488	481,071
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	233,600	698,417

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Medlive Technology Co. Ltd.	113,000	$89,041
	Meilleure Health International Industry Group Ltd.	420,000	10,755
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,083,600	737,524
#Ω	Meitu, Inc.	10,128,500	3,000,168
*Ω	Meituan, Class B	3,141,360	25,266,659
	Metallurgical Corp. of China Ltd., Class H	11,714,000	2,292,394
	M-Grass Ecology & Environment Group Co. Ltd., Class A	896,623	391,363
#*	Microport Scientific Corp.	12,100	8,936
#Ω	Midea Real Estate Holding Ltd.	2,106,400	1,128,531
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	96,000	548,449
	Min Xin Holdings Ltd.	742,000	263,220
	Ming Yang Smart Energy Group Ltd., Class A	513,116	643,048
#*	Ming Yuan Cloud Group Holdings Ltd.	3,729,000	991,236
*	Mingfa Group International Co. Ltd.	4,096,000	110,279
#	MINISO Group Holding Ltd.	702,600	2,971,655
*	Minmetals Land Ltd.	9,937,644	346,175
Ω	Minsheng Education Group Co. Ltd.	1,644,000	51,692
#	Minth Group Ltd.	6,683,000	10,832,691
	MLS Co. Ltd., Class A	921,000	888,555
*	MMG Ltd.	32,269,999	8,204,966
*Ω	Mobvista, Inc.	110,000	40,150
	Monalisa Group Co. Ltd., Class A	247,255	389,801
	Montage Technology Co. Ltd., Class A	5,120	32,073
	Montnets Cloud Technology Group Co. Ltd., Class A	80,600	89,701
*	Morimatsu International Holdings Co. Ltd.	198,000	99,849
	Muyuan Foods Co. Ltd., Class A	1,521,251	7,477,102
*††	Myhome Real Estate Development Group Co. Ltd., Class A	1,308,300	40,090
	MYS Group Co. Ltd., Class A	833,000	343,235
*	NanJi E-Commerce Co. Ltd., Class A	1,003,150	426,581
	Nanjing Hanrui Cobalt Co. Ltd., Class A	142,900	429,127
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	1,302,579
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	360,928	654,805
*	Nanjing Sample Technology Co. Ltd., Class H	89,000	10,521
	Nanjing Securities Co. Ltd., Class A	542,860	563,472
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	730,548	616,960
	Nantong Jianghai Capacitor Co. Ltd., Class A	499,300	974,486
	NARI Technology Co. Ltd., Class A	1,004,826	2,939,058
*	Natural Food International Holding Ltd., Class H	96,000	5,147
	NAURA Technology Group Co. Ltd., Class A	37,800	1,195,703
*	NavInfo Co. Ltd., Class A	399,600	361,042
	NetDragon Websoft Holdings Ltd.	2,218,500	3,038,696
	NetEase, Inc., ADR	169,918	16,590,794
	NetEase, Inc.	3,062,200	59,523,378
	New China Life Insurance Co. Ltd., Class H	3,884,700	6,932,769
	New Hope Dairy Co. Ltd., Class A	280,100	370,136
*	New Hope Liuhe Co. Ltd., Class A	556,732	634,843
*	New World Department Store China Ltd.	2,733,538	130,634
*	Newborn Town, Inc.	630,000	145,031
	Newland Digital Technology Co. Ltd., Class A	317,789	698,574
	Nexteer Automotive Group Ltd.	8,221,000	3,725,108
#*	Nine Dragons Paper Holdings Ltd.	14,906,000	5,522,476
	Ninestar Corp., Class A	156,128	420,965
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	141,900	115,743
	Ningbo Construction Co. Ltd., Class A	191,900	100,673
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	187,800	542,306
	Ningbo Huaxiang Electronic Co. Ltd., Class A	505,600	797,045
	Ningbo Joyson Electronic Corp., Class A	392,831	791,233
	Ningbo Orient Wires & Cables Co. Ltd., Class A	102,157	502,808
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	202,353	801,942

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	375,058	$1,079,310
	Ningbo Shanshan Co. Ltd., Class A	40,800	56,739
	Ningbo Tuopu Group Co. Ltd., Class A	125,018	849,355
	Ningbo Xusheng Group Co. Ltd., Class A	336,640	631,266
	Ningbo Yunsheng Co. Ltd., Class A	619,100	481,872
	Ningbo Zhoushan Port Co. Ltd., Class A	2,027,370	1,011,375
	Ningxia Baofeng Energy Group Co. Ltd., Class A	1,661,800	3,088,763
	Ningxia Jiaze New Energy Co. Ltd., Class A	475,100	210,997
#*	NIO, Inc., ADR	645,832	3,629,576
*	NIO, Inc., Class A	92,030	516,553
#*	Niu Technologies, Sponsored ADR	194,656	342,595
	Noah Holdings Ltd., Sponsored ADR	67,535	796,913
Ω	Nongfu Spring Co. Ltd., Class H	324,800	1,762,739
	Norinco International Cooperation Ltd., Class A	625,530	946,460
	North Huajin Chemical Industries Co. Ltd., Class A	985,512	689,097
	North Industries Group Red Arrow Co. Ltd., Class A	223,065	353,999
	Northeast Pharmaceutical Group Co. Ltd., Class A	854,362	529,066
	Northeast Securities Co. Ltd., Class A	1,268,627	1,181,363
	Northking Information Technology Co. Ltd., Class A	177,664	338,167
	NSFOCUS Technologies Group Co. Ltd., Class A	344,170	311,736
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	367,300	297,502
*Ω	Ocumension Therapeutics	282,000	181,601
*	Offcn Education Technology Co. Ltd., Class A	1,443,800	709,471
	Offshore Oil Engineering Co. Ltd., Class A	1,225,122	955,050
*	OFILM Group Co. Ltd., Class A	87,000	81,001
	Olympic Circuit Technology Co. Ltd., Class A	273,080	519,396
	Oppein Home Group, Inc., Class A	103,190	881,298
	Opple Lighting Co. Ltd., Class A	282,521	620,641
	ORG Technology Co. Ltd., Class A	1,849,800	981,462
*	Orient Group, Inc., Class A	2,009,200	481,451
	Orient Overseas International Ltd.	711,500	10,621,410
Ω	Orient Securities Co. Ltd., Class H	2,245,600	874,825
*	Oriental Energy Co. Ltd., Class A	932,999	1,262,114
	Oriental Pearl Group Co. Ltd., Class A	1,303,741	1,239,962
*	Ourpalm Co. Ltd., Class A	1,435,700	880,289
	Ovctek China, Inc., Class A	207,740	504,121
*	Overseas Chinese Town Asia Holdings Ltd.	3,817	105
	Pacific Online Ltd.	2,166,195	134,544
*	Pacific Securities Co. Ltd., Class A	1,047,600	469,664
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	219,203	737,044
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,411,831	947,951
	PAX Global Technology Ltd.	6,428,000	4,492,355
*	PCI Technology Group Co. Ltd., Class A	1,206,240	769,492
*	PDD Holdings, Inc., ADR	964,064	122,310,800
*Ω	Peijia Medical Ltd.	1,118,000	642,524
*	Peking University Resources Holdings Co. Ltd.	8,378,000	79,610
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	3,527,770	609,007
	People.cn Co. Ltd., Class A	147,397	442,017
	People's Insurance Co. Group of China Ltd. , Class H	17,871,000	5,555,697
	Perennial Energy Holdings Ltd.	250,000	29,105
	Perfect World Co. Ltd., Class A	342,300	455,831
	PetroChina Co. Ltd., Class H	101,830,000	73,660,331
	PharmaBlock Sciences Nanjing, Inc., Class A	111,400	430,832
#Ω	Pharmaron Beijing Co. Ltd., Class H	831,150	1,076,059
	PhiChem Corp., Class A	304,105	483,927
*	Phoenix Media Investment Holdings Ltd.	5,412,000	155,276
	PICC Property & Casualty Co. Ltd., Class H	25,913,398	32,232,758
	Ping An Bank Co. Ltd., Class A	4,978,401	6,565,666
#*Ω	Ping An Healthcare & Technology Co. Ltd.	3,134,800	4,500,770

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ping An Insurance Group Co. of China Ltd., Class H	23,796,000	$100,027,464
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	815,838	1,311,204
	PNC Process Systems Co. Ltd., Class A	177,720	586,432
*	Polaris Bay Group Co. Ltd., Class A	235,800	240,330
	Poly Developments & Holdings Group Co. Ltd., Class A	1,264,405	1,687,383
	Poly Property Group Co. Ltd.	18,720,987	3,423,704
	Poly Property Services Co. Ltd., Class H	1,051,400	3,729,861
	Pony Testing International Group Co. Ltd., Class A	284,970	339,048
Ω	Pop Mart International Group Ltd.	1,978,800	4,437,712
Ω	Postal Savings Bank of China Co. Ltd., Class H	26,312,000	12,653,679
	Pou Sheng International Holdings Ltd.	15,730,609	1,188,747
	Power Construction Corp. of China Ltd., Class A	2,700,800	1,893,918
#	Prinx Chengshan Holdings Ltd.	513,500	466,981
#	Productive Technologies Co. Ltd.	742,000	35,557
	PW Medtech Group Ltd.	4,044,000	385,802
	Pylon Technologies Co. Ltd., Class A	34,764	387,325
*	Q Technology Group Co. Ltd.	3,662,000	1,292,099
Ω	Qeeka Home Cayman, Inc.	84,000	2,863
	Qianhe Condiment & Food Co. Ltd., Class A	509,215	991,415
	Qifu Technology, Inc., ADR	895,037	12,843,781
*Ω	Qingdao Ainnovation Technology Group Co. Ltd., Class H	18,100	14,148
	Qingdao East Steel Tower Stock Co. Ltd., Class A	774,275	708,276
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	218,701	334,116
	Qingdao Gon Technology Co. Ltd., Class A	174,900	428,950
	Qingdao Haier Biomedical Co. Ltd., Class A	148,085	584,247
	Qingdao Hanhe Cable Co. Ltd., Class A	1,732,992	837,964
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	237,740	431,944
Ω	Qingdao Port International Co. Ltd., Class H	1,602,000	896,619
*	Qingdao Rural Commercial Bank Corp., Class A	3,392,567	1,233,293
*	Qingdao Sentury Tire Co. Ltd., Class A	185,900	737,984
	Qingdao TGOOD Electric Co. Ltd., Class A	164,900	386,833
	Qingdao Topscomm Communication, Inc., Class A	241,760	246,982
*	Qinghai Salt Lake Industry Co. Ltd., Class A	999,300	1,996,041
*	Qingling Motors Co. Ltd., Class H	5,354,000	437,508
	Qinhuangdao Port Co. Ltd., Class H	4,394,000	758,484
	QuakeSafe Technologies Co. Ltd., Class A	24,200	43,201
*	Qudian, Inc., Sponsored ADR	216,409	445,803
	Queclink Wireless Solutions Co. Ltd., Class A	106,050	124,647
	Quectel Wireless Solutions Co. Ltd., Class A	106,934	516,505
#*	Radiance Holdings Group Co. Ltd.	2,385,000	921,476
	Rainbow Digital Commercial Co. Ltd., Class A	890,494	613,934
*	Rastar Group, Class A	155,600	62,638
	Raytron Technology Co. Ltd., Class A	58,261	268,467
*	Realcan Pharmaceutical Group Co. Ltd., Class A	834,100	311,582
	Red Avenue New Materials Group Co. Ltd., Class A	54,401	180,717
#Ω	Red Star Macalline Group Corp. Ltd., Class H	2,650,714	615,562
#*††Ω	Redco Properties Group Ltd.	11,804,000	754,929
	Renhe Pharmacy Co. Ltd., Class A	805,500	642,265
*	Renrui Human Resources Technology Holdings Ltd.	112,300	72,739
	Rianlon Corp., Class A	126,800	383,663
	Richinfo Technology Co. Ltd., Class A	180,600	378,400
	Risen Energy Co. Ltd., Class A	464,608	952,885
*	RiseSun Real Estate Development Co. Ltd., Class A	2,876,500	618,431
	Riyue Heavy Industry Co. Ltd., Class A	556,425	751,020
*	Road King Infrastructure Ltd.	2,005,000	339,482
	Rockchip Electronics Co. Ltd., Class A	41,400	266,721
	Rongan Property Co. Ltd., Class A	1,869,500	604,114
	RongFa Nuclear Equipment Co. Ltd., Class A	741,400	406,226
	Rongsheng Petrochemical Co. Ltd., Class A	782,878	1,032,472

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Roshow Technology Co. Ltd., Class A	840,700	$601,318
	Ruida Futures Co. Ltd., Class A	196,651	344,514
	Runjian Co. Ltd., Class A	124,963	504,713
*	Sai Micro Electronics, Inc., Class A	122,439	305,185
	SAIC Motor Corp. Ltd., Class A	1,011,555	1,928,219
	Sailun Group Co. Ltd., Class A	723,200	1,215,906
	Sanan Optoelectronics Co. Ltd., Class A	183,700	281,395
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	906,660	425,676
*	Sangfor Technologies, Inc., Class A	22,272	169,258
	Sanquan Food Co. Ltd., Class A	651,630	1,046,576
	Sansteel Minguang Co. Ltd. Fujian, Class A	1,458,556	753,876
	Sansure Biotech, Inc., Class A	391,522	981,813
	Sany Heavy Equipment International Holdings Co. Ltd.	8,739,500	5,688,080
	Sany Heavy Industry Co. Ltd., Class A	831,141	1,515,968
*	Satellite Chemical Co. Ltd., Class A	1,211,883	2,307,217
	SDIC Capital Co. Ltd., Class A	466,300	433,707
	SDIC Power Holdings Co. Ltd., Class A	1,011,516	1,973,453
	Sealand Securities Co. Ltd., Class A	1,346,700	606,232
#*	Seazen Group Ltd.	18,565,047	2,552,900
*	Seazen Holdings Co. Ltd., Class A	569,681	785,152
#	S-Enjoy Service Group Co. Ltd.	1,935,000	640,854
*	Seres Group Co. Ltd., Class A	12,400	97,956
	SF Holding Co. Ltd., Class A	1,032,755	5,084,805
	SG Micro Corp., Class A	43,205	374,017
	Shaanxi Coal Industry Co. Ltd., Class A	3,029,900	10,224,245
*	Shaanxi Construction Machinery Co. Ltd., Class A	779,020	317,185
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,472,746	1,984,701
	Shandong Bohui Paper Industrial Co. Ltd., Class A	881,000	637,897
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	384,887	811,198
*	Shandong Chenming Paper Holdings Ltd., Class H	3,581,533	745,614
	Shandong Dawn Polymer Co. Ltd., Class A	188,000	256,326
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	539,200	497,645
Ω	Shandong Gold Mining Co. Ltd., Class H	1,890,250	2,721,378
	Shandong Head Group Co. Ltd., Class A	178,026	368,689
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	1,071,804
	Shandong Hi-speed Co. Ltd., Class A	467,325	496,796
	Shandong Hi-Speed New Energy Group Ltd.	1,413,600	331,100
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	1,170,600	876,557
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	614,361	2,085,571
*	Shandong Humon Smelting Co. Ltd., Class A	729,156	932,798
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	213,200	381,850
	Shandong Linglong Tyre Co. Ltd., Class A	543,382	1,484,890
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,116,280	1,244,936
	Shandong New Beiyang Information Technology Co. Ltd., Class A	250,000	202,787
	Shandong Pharmaceutical Glass Co. Ltd., Class A	250,000	820,670
	Shandong Publishing & Media Co. Ltd., Class A	852,100	1,152,977
	Shandong Sun Paper Industry JSC Ltd., Class A	1,176,088	1,991,183
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	26,100	196,366
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	16,429,200	10,495,008
	Shandong Xiantan Co. Ltd., Class A	526,863	450,321
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,303,200	837,037
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	529,900	735,063
	Shanghai Aiko Solar Energy Co. Ltd., Class A	430,200	829,347
	Shanghai AJ Group Co. Ltd., Class A	1,335,335	881,437
	Shanghai AtHub Co. Ltd., Class A	296,156	649,376
	Shanghai Bailian Group Co. Ltd., Class A	1,003,400	1,214,546
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	218,958	602,882
	Shanghai Baolong Automotive Corp., Class A	105,100	613,013
	Shanghai Baosight Software Co. Ltd., Class A	174,802	997,924

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Belling Co. Ltd., Class A	346,400	$581,579
	Shanghai Chinafortune Co. Ltd., Class A	476,431	929,014
	Shanghai Construction Group Co. Ltd., Class A	3,103,035	1,003,652
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	234,720	402,841
*	Shanghai Electric Group Co. Ltd., Class H	7,698,000	1,440,642
	Shanghai Electric Power Co. Ltd., Class A	498,406	551,405
	Shanghai Environment Group Co. Ltd., Class A	704,166	845,579
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	249,585	395,073
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,083,500	1,839,682
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	1,514,000	1,805,209
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,780,000	501,115
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	92,047	387,439
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	125,932	359,442
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	257,448	634,018
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	108,200	449,532
*Ω	Shanghai Henlius Biotech, Inc., Class H	18,800	32,364
	Shanghai Industrial Development Co. Ltd., Class A	1,374,031	698,050
	Shanghai Industrial Holdings Ltd.	3,322,000	4,069,476
	Shanghai Industrial Urban Development Group Ltd.	16,019,025	698,475
	Shanghai INT Medical Instruments Co. Ltd., Class H	96,000	345,320
*	Shanghai International Airport Co. Ltd., Class A	40,400	186,526
	Shanghai Jahwa United Co. Ltd., Class A	305,300	762,388
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	164,462	579,951
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	294,233	533,726
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	31,000	32,295
*	Shanghai Kinetic Medical Co. Ltd., Class A	449,300	320,654
	Shanghai Liangxin Electrical Co. Ltd., Class A	582,891	566,987
	Shanghai Lingang Holdings Corp. Ltd., Class A	268,540	367,658
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	431,449	544,928
	Shanghai M&G Stationery, Inc., Class A	212,399	906,512
	Shanghai Maling Aquarius Co. Ltd., Class A	584,900	495,695
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	432,500	662,734
	Shanghai Medicilon, Inc., Class A	52,992	313,408
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	37,537	834,772
	Shanghai Moons' Electric Co. Ltd., Class A	62,800	324,863
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,172,100	5,897,300
	Shanghai Pioneer Holding Ltd.	3,009,000	663,417
	Shanghai Pret Composites Co. Ltd., Class A	453,800	551,621
	Shanghai Pudong Construction Co. Ltd., Class A	534,380	516,750
	Shanghai Pudong Development Bank Co. Ltd., Class A	3,427,519	3,263,555
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	382,799	877,308
	Shanghai QiFan Cable Co. Ltd., Class A	199,600	426,545
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,183,812	1,061,263
	Shanghai Runda Medical Technology Co. Ltd., Class A	400,100	837,865
	Shanghai Rural Commercial Bank Co. Ltd., Class A	995,600	876,976
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	840,900	1,015,020
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	141,879	570,143
	Shanghai Stonehill Technology Co. Ltd., Class A	2,256,626	776,223
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	354,600	417,869
	Shanghai Tunnel Engineering Co. Ltd., Class A	1,440,795	1,192,833
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	494,961	700,236
	Shanghai Wanye Enterprises Co. Ltd., Class A	320,710	531,372
	Shanghai Yaoji Technology Co. Ltd., Class A	231,500	647,461
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	99,500	164,532
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	792,100	688,058
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	282,457	626,009
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	1,126,382	671,273
	Shanxi Blue Flame Holding Co. Ltd., Class A	800,698	702,145
	Shanxi Coking Co. Ltd., Class A	1,424,397	934,753

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,803,041	$2,638,926
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	983,130	1,552,371
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,076,748	3,555,272
*	Shanxi Meijin Energy Co. Ltd., Class A	1,460,100	1,089,925
	Shanxi Securities Co. Ltd., Class A	811,700	559,920
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,868,500	928,721
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	198,329	5,539,235
*	Shanying International Holding Co. Ltd., Class A	2,762,937	657,322
	Shede Spirits Co. Ltd., Class A	92,500	1,066,733
	Shenergy Co. Ltd., Class A	1,024,033	1,034,667
*	Shengda Resources Co. Ltd., Class A	446,430	536,469
	Shenghe Resources Holding Co. Ltd., Class A	403,700	463,551
#*Ω	Shengjing Bank Co. Ltd., Class H	702,500	62,760
	Shenguan Holdings Group Ltd.	4,272,000	153,202
	Shengyi Technology Co. Ltd., Class A	635,082	1,271,269
	Shengyuan Environmental Protection Co. Ltd., Class A	199,300	357,245
	Shennan Circuits Co. Ltd., Class A	105,383	775,661
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,859,200	493,807
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	37,560	754,875
	Shenzhen Agricultural Products Group Co. Ltd., Class A	911,138	740,703
*	Shenzhen Airport Co. Ltd., Class A	1,132,983	977,851
	Shenzhen Aisidi Co. Ltd., Class A	795,938	897,898
	Shenzhen Capchem Technology Co. Ltd., Class A	146,140	757,203
	Shenzhen Center Power Tech Co. Ltd., Class A	200,200	329,714
	Shenzhen Cereals Holdings Co. Ltd., Class A	501,150	466,211
	Shenzhen Changhong Technology Co. Ltd., Class A	138,439	251,724
	Shenzhen Click Technology Co. Ltd., Class A	196,100	273,409
	Shenzhen Colibri Technologies Co. Ltd., Class A	219,900	382,688
*	Shenzhen Comix Group Co. Ltd., Class A	314,200	254,080
	Shenzhen Das Intellitech Co. Ltd., Class A	992,900	375,057
	Shenzhen Desay Battery Technology Co., Class A	236,592	673,340
	Shenzhen Dynanonic Co. Ltd., Class A	101,987	589,646
	Shenzhen Energy Group Co. Ltd., Class A	817,400	706,185
	Shenzhen Envicool Technology Co. Ltd., Class A	215,803	577,557
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	712,860	834,528
	Shenzhen Expressway Corp. Ltd., Class H	4,202,000	3,372,601
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	264,622	380,574
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	1,000	14,589
*	Shenzhen FRD Science & Technology Co. Ltd., Class A	251,254	400,829
	Shenzhen Gas Corp. Ltd., Class A	879,816	779,475
	Shenzhen Gongjin Electronics Co. Ltd., Class A	491,303	448,669
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	369,200	525,011
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	116,409	132,918
#Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	162,500	52,717
	Shenzhen Heungkong Holding Co. Ltd., Class A	870,600	200,113
	Shenzhen Huaqiang Industry Co. Ltd., Class A	502,734	652,398
	Shenzhen Inovance Technology Co. Ltd., Class A	147,975	1,154,072
	Shenzhen International Holdings Ltd.	10,623,914	8,743,435
	Shenzhen Investment Ltd.	24,683,674	3,475,451
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	315,000	345,929
	Shenzhen Jinjia Group Co. Ltd., Class A	875,400	555,661
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	708,800	425,464
	Shenzhen Kaifa Technology Co. Ltd., Class A	460,721	764,647
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	84,144	244,935
	Shenzhen Kedali Industry Co. Ltd., Class A	51,120	481,383
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	213,700	307,005
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	286,000	673,103
	Shenzhen Kinwong Electronic Co. Ltd., Class A	327,024	791,505
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	281,100	782,387

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	396,400	$442,328
	Shenzhen Leaguer Co. Ltd., Class A	679,300	610,279
	Shenzhen Megmeet Electrical Co. Ltd., Class A	242,816	659,906
	Shenzhen Microgate Technology Co. Ltd., Class A	459,200	453,431
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	189,172	7,082,095
	Shenzhen MTC Co. Ltd., Class A	1,338,738	883,089
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,384,650	487,880
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	52,200	502,574
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	1,664,001	636,104
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,827,376	751,975
	Shenzhen Properties & Resources Development Group Ltd., Class A	337,000	404,375
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	64,100	231,611
	Shenzhen SC New Energy Technology Corp., Class A	108,771	856,998
	Shenzhen SED Industry Co. Ltd., Class A	208,189	509,431
	Shenzhen SEG Co. Ltd., Class A	394,500	377,153
	Shenzhen Senior Technology Material Co. Ltd., Class A	374,170	566,953
	Shenzhen Sunlord Electronics Co. Ltd., Class A	262,070	808,465
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	79,900	251,398
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	663,400	695,961
	Shenzhen Sunway Communication Co. Ltd., Class A	218,154	507,752
	Shenzhen Tagen Group Co. Ltd., Class A	1,403,445	881,532
	Shenzhen Topband Co. Ltd., Class A	616,271	620,828
	Shenzhen Transsion Holdings Co. Ltd., Class A	73,422	1,397,601
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	72,200	266,458
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	773,000	633,641
*	Shenzhen World Union Group, Inc., Class A	1,437,977	416,671
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	1,213,896	774,516
	Shenzhen Yinghe Technology Co. Ltd., Class A	387,086	794,472
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	368,500	303,954
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	275,880	889,614
	Shenzhen Zhenye Group Co. Ltd., Class A	509,000	296,107
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	2,368,280	1,309,861
	Shenzhou International Group Holdings Ltd.	1,532,000	13,643,080
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	810,300	857,868
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	438,701	1,203,240
*††	Shimao Group Holdings Ltd.	1,469,683	82,990
	Shinghwa Advanced Material Group Co. Ltd., Class A	94,900	456,670
	Shinva Medical Instrument Co. Ltd., Class A	247,800	690,543
#	Shoucheng Holdings Ltd.	14,065,640	2,461,902
	Shougang Fushan Resources Group Ltd.	19,669,294	7,771,688
*	Shouhang High-Tech Energy Co. Ltd., Class A	1,336,400	371,867
	Shui On Land Ltd.	27,899,776	2,503,751
*	Siasun Robot & Automation Co. Ltd., Class A	117,000	149,113
	Sichuan Chengfei Integration Technology Corp., Class A	145,900	301,141
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	1,120,544
	Sichuan Development Lomon Co. Ltd., Class A	1,053,700	859,811
	Sichuan Expressway Co. Ltd., Class H	4,528,000	1,447,763
	Sichuan Furong Technology Co. Ltd., Class A	227,870	316,372
*	Sichuan Haite High-tech Co. Ltd., Class A	451,783	450,106
	Sichuan Hebang Biotechnology Co. Ltd., Class A	3,693,320	1,177,918
*	Sichuan Hexie Shuangma Co. Ltd., Class A	331,043	744,193
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	159,584	405,350
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	371,963	1,198,869
*	Sichuan Lutianhua Co. Ltd., Class A	966,300	524,699
*	Sichuan New Energy Power Co. Ltd., Class A	374,300	521,938
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,028,660	2,271,643
	Sichuan Swellfun Co. Ltd., Class A	145,605	969,203
	Sichuan Teway Food Group Co. Ltd., Class A	428,400	665,849
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	32,221	59,217

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Yahua Industrial Group Co. Ltd., Class A	858,700	$1,159,320
	Sieyuan Electric Co. Ltd., Class A	205,140	1,446,521
#	Sihuan Pharmaceutical Holdings Group Ltd.	30,302,000	2,093,840
	SIIC Environment Holdings Ltd.	129,000	19,365
*	Silver Grant International Holdings Group Ltd.	7,566,000	119,563
#Ω	Simcere Pharmaceutical Group Ltd.	4,598,000	3,063,583
	Sineng Electric Co. Ltd., Class A	131,800	428,182
	Sino Biopharmaceutical Ltd.	50,321,495	18,157,808
	Sino Wealth Electronic Ltd., Class A	199,141	461,188
	Sinocare, Inc., Class A	171,860	569,768
	Sinochem International Corp., Class A	1,984,937	1,092,808
	Sinofert Holdings Ltd.	17,760,673	1,955,029
	Sinofibers Technology Co. Ltd., Class A	161,100	468,824
	Sinolink Securities Co. Ltd., Class A	270,300	315,453
*	Sinolink Worldwide Holdings Ltd.	26,451,885	316,366
	Sinoma International Engineering Co., Class A	1,089,250	1,692,061
	Sinoma Science & Technology Co. Ltd., Class A	715,295	1,417,321
	Sinomach Automobile Co. Ltd., Class A	835,200	833,990
	Sinomine Resource Group Co. Ltd., Class A	303,540	1,319,527
	Sinopec Engineering Group Co. Ltd., Class H	10,926,000	5,480,106
	Sinopec Kantons Holdings Ltd.	7,900,000	3,475,703
*	Sinopec Oilfield Service Corp., Class H	17,360,000	998,109
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	21,599,000	2,928,816
	Sinopharm Group Co. Ltd., Class H	8,213,600	21,597,526
	Sino-Platinum Metals Co. Ltd., Class A	398,913	723,382
	Sinoseal Holding Co. Ltd., Class A	106,727	470,979
	Sinosoft Co. Ltd., Class A	163,272	536,615
	Sinosteel Engineering & Technology Co. Ltd., Class A	882,568	834,483
	Sinotrans Ltd., Class H	20,069,000	8,372,251
	Sinotruk Hong Kong Ltd.	6,104,500	13,864,499
	Sinotruk Jinan Truck Co. Ltd., Class A	639,373	1,245,208
*	Skshu Paint Co. Ltd., Class A	133,620	670,308
	Skyworth Digital Co. Ltd., Class A	493,499	687,011
	Skyworth Group Ltd.	12,908,246	4,091,957
#Ω	Smoore International Holdings Ltd.	7,411,000	4,481,461
	Sobute New Materials Co. Ltd., Class A	231,102	275,696
*	SOHO China Ltd.	16,246,839	1,355,466
*	Sohu.com Ltd., ADR	72,129	692,438
*	Solargiga Energy Holdings Ltd.	8,771,000	164,021
	Songcheng Performance Development Co. Ltd., Class A	456,400	565,744
	Sonoscape Medical Corp., Class A	17,300	86,405
	SooChow Securities Co. Ltd., Class A	1,173,621	1,100,354
#*††	South Manganese Investment Ltd.	4,644,000	110,487
	Southwest Securities Co. Ltd., Class A	1,543,500	794,283
	SPIC Industry-Finance Holdings Co. Ltd., Class A	79,600	41,997
*	Spring Airlines Co. Ltd., Class A	131,800	960,611
*	SPT Energy Group, Inc.	1,386,000	34,382
	SSY Group Ltd.	13,608,506	7,394,378
	StarPower Semiconductor Ltd., Class A	9,300	164,778
	State Grid Information & Communication Co. Ltd., Class A	316,526	650,932
*	STO Express Co. Ltd., Class A	1,103,600	1,071,190
	Sumavision Technologies Co. Ltd., Class A	737,200	428,133
	Sun Art Retail Group Ltd.	18,242,000	2,242,747
	Sun Create Electronics Co. Ltd., Class A	100,738	199,037
#*	Sun King Technology Group Ltd.	5,514,000	782,136
	Sunflower Pharmaceutical Group Co. Ltd., Class A	348,700	1,107,207
	Sunfly Intelligent Technology Co. Ltd., Class A	203,215	182,595
	Sungrow Power Supply Co. Ltd., Class A	185,888	2,030,026
	Suning Universal Co. Ltd., Class A	2,026,300	672,433

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunny Optical Technology Group Co. Ltd.	2,531,700	$15,560,798
	Sunresin New Materials Co. Ltd., Class A	108,300	665,620
*††Ω	Sunshine 100 China Holdings Ltd.	111,000	898
*	Sunward Intelligent Equipment Co. Ltd., Class A	598,600	551,190
*	Sunwave Communications Co. Ltd., Class A	300,571	231,125
	Sunwoda Electronic Co. Ltd., Class A	196,799	319,954
	Suofeiya Home Collection Co. Ltd., Class A	349,534	756,165
	SUPCON Technology Co. Ltd., Class A	32,203	158,349
	Suplet Power Co. Ltd., Class A	312,342	435,768
	Suzhou Anjie Technology Co. Ltd., Class A	401,900	614,876
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	625,167	1,086,836
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,485,647	716,486
	Suzhou Good-Ark Electronics Co. Ltd., Class A	320,137	369,923
	Suzhou Maxwell Technologies Co. Ltd., Class A	30,273	432,845
	Suzhou Secote Precision Electronic Co. Ltd., Class A	113,160	951,906
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	360,800	355,320
	Suzhou TFC Optical Communication Co. Ltd., Class A	84,266	1,003,283
	SY Holdings Group Ltd.	864,500	482,091
	Symphony Holdings Ltd.	7,630,000	811,022
	SYoung Group Co. Ltd., Class A	204,333	421,440
	T&S Communications Co. Ltd., Class A	25,000	106,044
	Taiji Computer Corp. Ltd., Class A	222,928	703,026
*	Talkweb Information System Co. Ltd., Class A	62,200	99,101
	Tangrenshen Group Co. Ltd., Class A	753,585	616,947
	Tangshan Jidong Cement Co. Ltd., Class A	1,026,107	818,871
	TangShan Port Group Co. Ltd., Class A	2,953,530	1,662,559
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,517,239	1,063,502
*	Tansun Technology Co. Ltd., Class A	245,175	385,362
	Tasly Pharmaceutical Group Co. Ltd., Class A	349,900	700,158
	Tayho Advanced Materials Group Co. Ltd., Class A	449,400	678,189
	TBEA Co. Ltd., Class A	1,468,480	2,872,766
	TCL Electronics Holdings Ltd.	8,352,932	2,610,743
*	TCL Technology Group Corp., Class A	2,293,218	1,293,913
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,016,652	1,741,480
	Telling Telecommunication Holding Co. Ltd., Class A	462,200	475,907
	Ten Pao Group Holdings Ltd.	812,000	97,548
	Tencent Holdings Ltd.	16,794,600	582,962,404
*	Tencent Music Entertainment Group, ADR	1,988,142	18,688,535
	Tenfu Cayman Holdings Co. Ltd.	101,000	57,285
	Three Squirrels, Inc., Class A	156,800	378,743
	Three's Co. Media Group Co. Ltd., Class A	69,757	494,185
	Thunder Software Technology Co. Ltd., Class A	25,022	174,732
	Tian An China Investment Co. Ltd.	1,286,357	555,628
	Tian Di Science & Technology Co. Ltd., Class A	1,610,500	1,286,258
#	Tian Lun Gas Holdings Ltd.	1,269,000	587,632
	Tiande Chemical Holdings Ltd.	496,000	71,964
	Tiangong International Co. Ltd.	10,194,000	2,192,698
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	138,184	478,762
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,506,000	842,265
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	1,870,751	935,352
	Tianjin Development Holdings Ltd.	2,341,800	435,147
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	106,872	391,990
	Tianjin Port Development Holdings Ltd.	13,871,200	842,623
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	240,570	449,479
	Tianjin Teda Co. Ltd., Class A	838,401	414,782
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	893,600	715,768
*	Tianma Microelectronics Co. Ltd., Class A	688,112	796,454
#	Tianneng Power International Ltd.	7,163,952	5,560,940
	Tianqi Lithium Corp., Class H	108,400	476,378

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	$1,187,858
	Tianshui Huatian Technology Co. Ltd., Class A	947,207	859,176
††	Tianyun International Holdings Ltd.	1,922,000	798,598
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	63,700	167,755
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	130,700	717,713
*	Tibet Tianlu Co. Ltd., Class A	509,954	267,431
*	Tibet Water Resources Ltd.	6,597,000	201,827
#	Tingyi Cayman Islands Holding Corp.	8,778,000	8,740,588
*	Titan Wind Energy Suzhou Co. Ltd., Class A	594,759	739,356
	Tofflon Science & Technology Group Co. Ltd., Class A	405,444	772,882
	Toly Bread Co. Ltd., Class A	1,094,734	995,816
#	Tomson Group Ltd.	3,043,318	568,974
	Tong Ren Tang Technologies Co. Ltd., Class H	4,589,000	3,323,450
*	Tongcheng Travel Holdings Ltd.	5,014,000	10,227,826
#*	Tongdao Liepin Group	539,400	267,436
	TongFu Microelectronics Co. Ltd., Class A	669,615	1,714,151
*	Tongguan Gold Group Ltd.	210,000	11,210
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	365,760	472,751
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	48,100	98,819
*	Tongkun Group Co. Ltd., Class A	568,666	942,169
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	1,170,200	568,897
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	1,405,530
	Tongwei Co. Ltd., Class A	1,255,144	4,073,917
	Tongyu Communication, Inc., Class A	101,785	175,676
	Tongyu Heavy Industry Co. Ltd., Class A	2,728,200	825,031
*	Topchoice Medical Corp., Class A	47,954	397,549
*	Topsec Technologies Group, Inc., Class A	647,800	619,357
Ω	Topsports International Holdings Ltd.	10,764,000	6,977,021
	Towngas Smart Energy Co. Ltd.	4,859,708	1,797,147
*	TPV Technology Co. Ltd., Class A	2,632,200	826,863
	Transfar Zhilian Co. Ltd., Class A	1,604,298	943,230
	TravelSky Technology Ltd., Class H	4,766,938	4,794,763
*	Trigiant Group Ltd.	6,560,000	281,025
	Trina Solar Co. Ltd., Class A	522,336	1,684,036
*	Trip.com Group Ltd., ADR	986,713	36,074,227
#*	Triumph New Energy Co. Ltd., Class H	1,222,000	628,699
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
	Truking Technology Ltd., Class A	365,700	414,110
	Truly International Holdings Ltd.	14,743,000	1,108,069
Ω	Tsaker New Energy Tech Co. Ltd.	220,500	24,750
	Tsingtao Brewery Co. Ltd., Class H	2,304,000	13,148,274
*	Tunghsu Azure Renewable Energy Co. Ltd., Class A	96,700	43,087
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,895,700	681,661
	Tungkong, Inc., Class A	142,800	137,823
*	Tuniu Corp., Sponsored ADR	88,047	59,414
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	108,739	791,710
	Unilumin Group Co. Ltd., Class A	693,431	535,155
	Uni-President China Holdings Ltd.	11,492,308	6,455,489
*	Unisplendour Corp. Ltd., Class A	467,620	1,011,016
#	United Energy Group Ltd.	53,155,100	5,648,802
*	United Strength Power Holdings Ltd.	22,000	13,618
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	544,633	966,409
	Valiant Co. Ltd., Class A	552,127	986,341
	Vats Liquor Chain Store Management JSC Ltd., Class A	201,728	443,515
	Vatti Corp. Ltd., Class A	461,100	355,134
Ω	VCredit Holdings Ltd.	109,600	28,446
*Ω	Venus MedTech Hangzhou, Inc., Class H	816,500	586,948
	Victory Giant Technology Huizhou Co. Ltd., Class A	393,100	809,939
	Vinda International Holdings Ltd.	3,245,000	9,588,089

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Vipshop Holdings Ltd., ADR	2,600,365	$41,319,800
#*Ω	Viva Biotech Holdings	4,557,500	371,688
*	Vnet Group, Inc., ADR	460,815	783,385
	Walvax Biotechnology Co. Ltd., Class A	84,600	194,525
	Wangneng Environment Co. Ltd., Class A	327,591	638,015
	Wangsu Science & Technology Co. Ltd., Class A	738,840	797,278
	Wanguo International Mining Group Ltd.	414,000	231,047
	Wanhua Chemical Group Co. Ltd., Class A	879,528	8,570,727
	Want Want China Holdings Ltd.	30,443,000	16,755,895
	Wanxiang Qianchao Co. Ltd., Class A	751,719	455,875
	Wasion Holdings Ltd.	4,776,000	2,588,601
	Wasu Media Holding Co. Ltd., Class A	1,027,000	957,242
	Weaver Network Technology Co. Ltd., Class A	69,424	329,602
#	Weibo Corp., Sponsored ADR	552,309	4,473,703
	Weichai Power Co. Ltd., Class H	7,280,120	12,852,785
	Weifu High-Technology Group Co. Ltd., Class A	458,847	1,028,417
	Weihai Guangwei Composites Co. Ltd., Class A	176,520	577,546
*Ω	Weimob, Inc.	295,000	65,724
*	Weiqiao Textile Co., Class H	3,150,500	1,385,665
	Wellhope Foods Co. Ltd., Class A	505,744	507,459
	Wens Foodstuffs Group Co. Ltd., Class A	989,766	2,592,851
	West China Cement Ltd.	24,742,000	1,961,454
	Western Mining Co. Ltd., Class A	517,900	1,026,444
	Western Region Gold Co. Ltd., Class A	367,200	526,620
	Western Securities Co. Ltd., Class A	923,330	767,423
	Western Superconducting Technologies Co. Ltd., Class A	81,978	404,531
	Wharf Holdings Ltd.	1,854,000	5,416,809
	Will Semiconductor Co. Ltd. Shanghai, Class A	21,388	257,329
	Winall Hi-Tech Seed Co. Ltd., Class A	420,400	414,482
	Windey Energy Technology Group Co. Ltd., Class A	394,238	460,525
*	Wingtech Technology Co. Ltd., Class A	308,397	1,438,017
	Winner Medical Co. Ltd., Class A	116,345	500,641
	Winning Health Technology Group Co. Ltd., Class A	105,380	83,314
	Wolong Electric Group Co. Ltd., Class A	822,395	1,091,419
	WPG Shanghai Smart Water PCL, Class A	58,652	53,612
	Wuchan Zhongda Group Co. Ltd., Class A	2,281,250	1,376,488
	Wuhan DR Laser Technology Corp. Ltd., Class A	56,940	333,214
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	319,400	329,072
	Wuhan Guide Infrared Co. Ltd., Class A	328,742	246,875
	Wuhan Jingce Electronic Group Co. Ltd., Class A	13,800	102,350
*	Wuhan P&S Information Technology Co. Ltd., Class A	458,600	268,739
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	92,800	233,728
	Wuhu Token Science Co. Ltd., Class A	1,403,840	902,150
	Wuliangye Yibin Co. Ltd., Class A	935,912	16,520,477
	WUS Printed Circuit Kunshan Co. Ltd., Class A	489,780	1,342,241
	Wushang Group Co. Ltd., Class A	423,000	446,446
#Ω	WuXi AppTec Co. Ltd., Class H	937,360	6,485,587
	Wuxi Autowell Technology Co. Ltd., Class A	49,291	491,802
*Ω	Wuxi Biologics Cayman, Inc.	5,763,500	15,166,849
*	Wuxi Boton Technology Co. Ltd., Class A	259,838	495,912
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	867,900	2,400,162
	Wuxi NCE Power Co. Ltd., Class A	69,000	288,988
*	Wuxi Taiji Industry Co. Ltd., Class A	1,060,256	818,325
	Wuxi Xinje Electric Co. Ltd., Class A	75,000	265,964
	XCMG Construction Machinery Co. Ltd., Class A	2,054,900	1,611,030
*	XD, Inc.	310,800	334,124
	XGD, Inc., Class A	261,694	678,293
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	5,518,500	1,401,341
	Xiamen Bank Co. Ltd., Class A	1,831,800	1,295,161

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen C & D, Inc., Class A	483,230	$652,300
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	276,826	250,516
	Xiamen Faratronic Co. Ltd., Class A	74,158	888,962
	Xiamen International Airport Co. Ltd., Class A	126,156	210,629
	Xiamen Intretech, Inc., Class A	312,684	606,995
	Xiamen ITG Group Corp. Ltd., Class A	1,534,063	1,459,391
	Xiamen Jihong Technology Co. Ltd., Class A	195,000	394,921
	Xiamen Kingdomway Group Co., Class A	296,529	518,441
	Xiamen Tungsten Co. Ltd., Class A	425,462	904,818
	Xiamen Xiangyu Co. Ltd., Class A	1,420,300	1,259,515
	Xi'an Triangle Defense Co. Ltd., Class A	295,638	937,977
	Xiandai Investment Co. Ltd., Class A	945,556	492,598
	Xiangcai Co. Ltd., Class A	211,708	217,347
	Xiangpiaopiao Food Co. Ltd., Class A	21,600	41,769
	Xianhe Co. Ltd., Class A	336,907	620,072
#*Ω	Xiaomi Corp., Class B	16,151,400	25,446,985
	Xilinmen Furniture Co. Ltd., Class A	224,400	472,328
*	Xinchen China Power Holdings Ltd.	619,000	20,740
*	Xinfengming Group Co. Ltd., Class A	903,412	1,492,204
	Xingda International Holdings Ltd.	7,563,814	1,497,854
	Xingfa Aluminium Holdings Ltd.	360,000	271,440
	Xinhu Zhongbao Co. Ltd., Class A	1,780,600	523,289
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,324,000	2,822,944
	Xinhuanet Co. Ltd., Class A	205,614	585,427
	Xinjiang Communications Construction Group Co. Ltd., Class A	276,100	450,562
	Xinjiang Tianshan Cement Co. Ltd., Class A	540,501	497,973
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	206,025	774,309
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,474,000	590,657
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	1,451,000	1,002,951
#*	Xinte Energy Co. Ltd., Class H	3,980,800	4,488,783
*	Xinxiang Chemical Fiber Co. Ltd., Class A	1,059,400	410,269
	Xinxiang Richful Lube Additive Co. Ltd., Class A	141,940	756,108
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	2,321,050	1,189,509
#	Xinyi Energy Holdings Ltd.	14,630,956	2,044,881
	Xinyi Solar Holdings Ltd.	22,488,006	10,325,173
	Xinyu Iron & Steel Co. Ltd., Class A	2,352,500	1,157,682
	Xinzhi Group Co. Ltd., Class A	186,800	316,094
*	Xiwang Foodstuffs Co. Ltd., Class A	356,420	174,567
*	Xizang Zhufeng Resources Co. Ltd., Class A	417,300	524,146
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	247,000	332,532
*	XPeng, Inc., Class A	1,076,200	4,481,995
#	Xtep International Holdings Ltd.	10,853,905	5,345,112
	Xuji Electric Co. Ltd., Class A	247,100	682,549
*	Xunlei Ltd., ADR	133,711	201,904
Ω	Yadea Group Holdings Ltd.	6,682,000	9,161,693
*	Yanchang Petroleum International Ltd.	11,000	612
	Yangling Metron New Material, Inc., Class A	276,280	935,808
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	816,000	786,382
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	656,010
	Yankershop Food Co. Ltd., Class A	93,123	803,392
	Yankuang Energy Group Co. Ltd., Class H	11,355,000	23,328,655
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	235,212	701,419
	Yantai China Pet Foods Co. Ltd., Class A	116,616	361,836
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	353,794	683,622
	Yantai Eddie Precision Machinery Co. Ltd., Class A	404,230	766,310
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	283,692	1,039,486
*	YanTai Shuangta Food Co. Ltd., Class A	563,300	308,703
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	69,050	198,995
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	480,000	614,304

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Yeahka Ltd.	311,200	$486,599
	Yealink Network Technology Corp. Ltd., Class A	192,620	653,924
	Yeebo International Holdings Ltd.	118,000	43,618
	YGSOFT, Inc., Class A	893,371	587,199
	Yibin Tianyuan Group Co. Ltd., Class A	721,300	431,898
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,977,000	2,148,266
*	Yifan Pharmaceutical Co. Ltd., Class A	496,600	717,948
	Yifeng Pharmacy Chain Co. Ltd., Class A	254,126	1,343,178
#	Yihai International Holding Ltd.	3,258,000	4,181,518
*	Yijiahe Technology Co. Ltd., Class A	14,235	47,253
	Yintai Gold Co. Ltd., Class A	716,280	1,408,075
	Yip's Chemical Holdings Ltd.	1,348,000	253,609
*	Yiren Digital Ltd., Sponsored ADR	228,822	983,935
Ω	Yixin Group Ltd.	3,034,500	188,273
	Yixintang Pharmaceutical Group Co. Ltd., Class A	445,678	1,147,270
	Yonfer Agricultural Technology Co. Ltd., Class A	890,800	1,279,111
	YongXing Special Materials Technology Co. Ltd., Class A	224,018	1,391,865
	Yonyou Network Technology Co. Ltd., Class A	123,643	192,540
	Yotrio Group Co. Ltd., Class A	1,341,100	474,712
	Youngor Fashion Co. Ltd., Class A	1,133,600	1,064,101
	Youngy Co. Ltd., Class A	122,800	681,862
*	Youzu Interactive Co. Ltd., Class A	363,300	490,565
	YTO Express Group Co. Ltd., Class A	793,975	1,234,716
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	85,300	148,992
	Yuexiu Property Co. Ltd.	14,493,956	9,076,198
	Yuexiu Transport Infrastructure Ltd.	4,787,415	2,619,790
	Yum China Holdings, Inc.	1,219,297	42,157,350
	Yunda Holding Co. Ltd., Class A	1,001,186	870,008
	Yunnan Aluminium Co. Ltd., Class A	1,286,200	1,925,148
	Yunnan Baiyao Group Co. Ltd., Class A	193,877	1,256,942
	Yunnan Copper Co. Ltd., Class A	695,800	979,123
	Yunnan Energy New Material Co. Ltd., Class A	186,695	1,104,609
	Yunnan Tin Co. Ltd., Class A	791,200	1,388,337
	Yusys Technologies Co. Ltd., Class A	280,900	464,845
	Yutong Bus Co. Ltd., Class A	582,006	1,229,210
	Zangge Mining Co. Ltd., Class A	363,600	1,254,705
	ZBOM Home Collection Co. Ltd., Class A	263,038	547,395
	Zengame Technology Holding Ltd.	114,000	77,295
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	46,203	1,282,735
	Zhaojin Mining Industry Co. Ltd., Class H	5,207,666	4,854,447
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	196,378	305,394
	Zhefu Holding Group Co. Ltd., Class A	1,898,531	817,092
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,378,060	804,627
	Zhejiang Cfmoto Power Co. Ltd., Class A	75,900	993,016
	Zhejiang China Commodities City Group Co. Ltd., Class A	876,200	908,964
	Zhejiang Chint Electrics Co. Ltd., Class A	543,490	1,412,168
	Zhejiang Communications Technology Co. Ltd., Class A	1,643,309	827,441
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	1,344,700	837,292
	Zhejiang Crystal-Optech Co. Ltd., Class A	455,162	623,647
	Zhejiang Dahua Technology Co. Ltd., Class A	352,700	762,092
	Zhejiang Dingli Machinery Co. Ltd., Class A	99,796	717,743
	Zhejiang Expressway Co. Ltd., Class H	10,982,039	8,158,120
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	326,748	418,194
#*††	Zhejiang Glass Co. Ltd., Class H	192,000	0
	Zhejiang Hailiang Co. Ltd., Class A	606,561	771,377
	Zhejiang HangKe Technology, Inc. Co., Class A	352,911	976,113
	Zhejiang Hangmin Co. Ltd., Class A	615,700	604,961
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	874,924	586,547
	Zhejiang Huace Film & Television Co. Ltd., Class A	1,118,900	730,456

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	601,479	$969,492
	Zhejiang Huayou Cobalt Co. Ltd., Class A	289,370	1,004,586
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	1,058,000	1,098,861
	Zhejiang Jianfeng Group Co. Ltd., Class A	89,921	123,405
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	191,107	409,932
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	173,012	466,346
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	308,070	1,403,926
*	Zhejiang Jingu Co. Ltd., Class A	678,550	543,355
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	497,820	658,067
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	1,011,700	575,070
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	436,384	1,168,950
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	328,300	820,134
	Zhejiang Juhua Co. Ltd., Class A	675,220	1,501,673
	Zhejiang Longsheng Group Co. Ltd., Class A	378,634	405,985
	Zhejiang Medicine Co. Ltd., Class A	593,569	758,951
	Zhejiang Meida Industrial Co. Ltd., Class A	322,500	393,387
*	Zhejiang Narada Power Source Co. Ltd., Class A	518,169	728,282
	Zhejiang NHU Co. Ltd., Class A	858,879	1,920,133
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	2,112,013	1,019,951
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	112,978	427,985
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	297,000	416,769
	Zhejiang Runtu Co. Ltd., Class A	642,250	502,971
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	106,500	311,551
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	135,720	629,041
	Zhejiang Semir Garment Co. Ltd., Class A	1,990,225	1,467,851
	Zhejiang Shibao Co. Ltd., Class H	314,000	82,402
	Zhejiang Southeast Space Frame Co. Ltd., Class A	643,426	433,548
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	138,500	199,881
	Zhejiang Supor Co. Ltd., Class A	131,669	927,344
	Zhejiang Tiantie Industry Co. Ltd., Class A	484,922	276,105
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	166,002	382,536
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,291,147	943,068
*	Zhejiang Wanliyang Co. Ltd., Class A	705,641	547,366
	Zhejiang Wanma Co. Ltd., Class A	547,700	599,747
	Zhejiang Wansheng Co. Ltd., Class A	23,800	29,205
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	486,793	1,051,126
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	620,357	1,175,156
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,901	371,468
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	569,099	773,994
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	796,013	847,944
	Zhejiang Yankon Group Co. Ltd., Class A	409,329	159,672
	Zhejiang Yasha Decoration Co. Ltd., Class A	780,000	421,643
	Zhejiang Yinlun Machinery Co. Ltd., Class A	480,900	977,426
	Zhejiang Yongtai Technology Co. Ltd., Class A	402,500	500,557
	Zhejiang Zhongcheng Packing Material Co. Ltd., Class A	297,200	161,553
	Zhende Medical Co. Ltd., Class A	164,211	427,022
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	2,395,800	2,770,170
	Zheshang Securities Co. Ltd., Class A	508,400	683,717
*	Zhihu, Inc.	13,500	19,604
*	Zhong An Group Ltd.	14,556,888	199,595
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	3,561,200	5,563,544
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	879,300	288,062
	Zhongji Innolight Co. Ltd., Class A	58,765	838,118
	Zhongjin Gold Corp. Ltd., Class A	1,084,600	1,424,542
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	1,503,300	888,467
	Zhongshan Public Utilities Group Co. Ltd., Class A	501,800	515,443
	Zhongsheng Group Holdings Ltd.	4,666,500	7,877,161
	Zhongtai Securities Co. Ltd., Class A	505,700	460,359
*††	Zhongtian Financial Group Co. Ltd., Class A	4,312,400	90,098

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Zhongyu Energy Holdings Ltd.	1,819,550	$1,217,910
	Zhongyuan Environment-Protection Co. Ltd., Class A	544,400	505,303
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	6,389,000	1,423,915
#*	Zhuguang Holdings Group Co. Ltd.	1,016,000	32,338
	Zhuhai Huafa Properties Co. Ltd., Class A	452,438	420,709
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,664,450	4,085,982
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	217,900	653,138
	Zhuzhou Kibing Group Co. Ltd., Class A	1,062,100	867,916
	Zijin Mining Group Co. Ltd., Class H	22,722,000	33,716,356
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	5,190,600	2,760,060
	ZTE Corp., Class H	2,449,592	4,256,832
	ZTO Express Cayman, Inc., ADR	1,047,004	17,128,985
	ZTO Express Cayman, Inc.	4,250	69,062
TOTAL CHINA			5,424,281,303
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	1,191,206	3,753,174
	BAC Holding International Corp.	1,415,568	92,700
	Banco de Bogota SA	99,646	813,755
	Bancolombia SA, Sponsored ADR	118,217	3,719,107
	Bancolombia SA	422,977	3,558,504
	Bolsa de Valores de Colombia	20,739	56,934
	Celsia SA ESP	1,456,058	1,239,564
	Cementos Argos SA	1,770,624	2,910,135
*	CEMEX Latam Holdings SA	832,855	544,118
	Corp. Financiera Colombiana SA	367,525	1,557,319
	Ecopetrol SA	5,776,844	3,464,052
	EVERTEC, Inc., BDR	1,258	50,738
	Grupo Argos SA	446,324	1,572,574
	Grupo Aval Acciones y Valores SA, ADR	16,747	43,877
	Grupo Energia Bogota SA ESP	3,239,549	1,892,661
	Interconexion Electrica SA ESP	1,207,043	5,226,214
	Mineros SA	349,374	172,266
	Promigas SA ESP	42,683	55,245
TOTAL COLOMBIA			30,722,937
CZECH REPUBLIC — (0.1%)
	CEZ AS	456,042	17,275,802
	Komercni Banka AS	176,418	5,787,861
Ω	Moneta Money Bank AS	680,121	2,926,892
	Philip Morris CR AS	1,948	1,355,695
TOTAL CZECH REPUBLIC			27,346,250
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB), GDR	6,033,218	7,109,001
*	EFG Holding S.A.E., GDR	165,433	82,674
TOTAL EGYPT			7,191,675
GREECE — (0.5%)
*	Aegean Airlines SA	245,676	3,256,714
*	Alpha Services & Holdings SA	4,479,043	7,976,583
	Athens Water Supply & Sewage Co. SA	166,374	1,034,173
	Autohellas Tourist & Trading SA	118,800	1,718,356
	Avax SA	105,053	186,179
	Bank of Greece	28,725	442,913
*	Ellaktor SA	110,536	295,223
	ElvalHalcor SA	368,969	950,763

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Entersoft SA Software Development & Related Services Co.	69,787	$465,805
	Epsilon Net SA	87,020	874,596
*	Eurobank Ergasias Services & Holdings SA, Class A	6,342,042	12,224,060
*††	FF Group	156,853	0
	Fourlis Holdings SA	297,004	1,302,891
	GEK Terna Holding Real Estate Construction SA	365,348	5,498,377
	Hellenic Exchanges - Athens Stock Exchange SA	115,228	681,276
	Hellenic Telecommunications Organization SA	464,139	6,444,504
	Helleniq Energy Holdings SA	296,783	2,380,335
	Holding Co. ADMIE IPTO SA	277,703	651,720
	Ideal Holdings SA	39,206	275,953
	Intracom Holdings SA	370,378	1,497,370
*	Intracom SA Technical & Steel Constructions	79,223	422,907
	Jumbo SA	270,487	7,611,425
	Kri-Kri Milk Industry SA	13,697	146,361
*	LAMDA Development SA	349,147	2,635,188
	Lavipharm SA	137,328	132,969
	Motor Oil Hellas Corinth Refineries SA	317,237	8,691,058
	Mytilineos SA	219,031	8,993,286
*	National Bank of Greece SA	1,303,154	9,907,986
	OPAP SA	424,236	7,336,802
*	Piraeus Financial Holdings SA	1,120,346	4,537,094
	Piraeus Port Authority SA	49,221	1,328,166
	Profile Systems & Software SA	14,472	63,322
*	Public Power Corp. SA	406,294	5,376,234
	Quest Holdings SA	166,625	954,951
	Sarantis SA	106,477	1,009,882
	Terna Energy SA	136,362	2,213,078
	Thrace Plastics Holding & Co.	53,050	249,859
	Titan Cement International SA	252,278	6,453,467
TOTAL GREECE			116,221,826
HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	13,373,000	0
*††	CECEP COSTIN New Materials Group Ltd.	2,583,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	0
	China Properties Investment Holdings Ltd.	397,000	3,951
#	Gushengtang Holdings Ltd.	161,300	780,332
*	Kai Yuan Holdings Ltd.	11,230,000	22,712
	MediCare International Ltd.	4,480,000	24,698
††	Nan Hai Corp. Ltd.	35,000,000	29,547
††	Sino-I Technology Ltd.	5,320,000	2,586
*††	Tian Shan Development Holding Ltd.	1,584,000	0
	Time Interconnect Technology Ltd.	80,000	13,133
††	Untrade.Ch Wood Opti	2,848,000	61,492
*††	Untrade.Lumena Newmat	391,649	0
TOTAL HONG KONG			938,451
HUNGARY — (0.2%)
#*	4iG Nyrt	49,480	110,705
	Magyar Telekom Telecommunications PLC	747,965	1,621,021
#*	MASTERPLAST Nyrt	4,476	36,677
	MOL Hungarian Oil & Gas PLC	2,718,861	22,257,487
*	Opus Global Nyrt	725,409	858,744
	OTP Bank Nyrt	492,406	22,815,992
	Richter Gedeon Nyrt	237,328	6,403,188
TOTAL HUNGARY			54,103,814

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (20.6%)
	360 ONE WAM Ltd.	811,327	$6,062,229
*	3i Infotech Ltd.	190,257	140,691
	3M India Ltd.	1,591	661,868
	63 Moons Technologies Ltd.	4,036	20,680
	Aarti Drugs Ltd.	252,061	1,592,205
	Aarti Industries Ltd.	841,123	6,659,490
*	Aarti Pharmalabs Ltd.	205,566	1,318,357
*	Aavas Financiers Ltd.	53,703	953,776
	ABB India Ltd.	29,832	1,675,986
	Abbott India Ltd.	9,321	2,895,700
	ACC Ltd.	230,620	7,064,656
	Accelya Solutions India Ltd.	3,773	83,005
	Action Construction Equipment Ltd.	341,269	4,018,176
*	Adani Energy Solutions Ltd.	243,847	3,160,083
	Adani Enterprises Ltd.	39,446	1,490,995
*	Adani Green Energy Ltd.	241,365	4,896,655
	Adani Ports & Special Economic Zone Ltd.	1,222,513	17,748,163
*	Adani Power Ltd.	2,959,513	20,165,903
	Adani Total Gas Ltd.	320,657	3,939,086
	ADF Foods Ltd.	129,408	335,157
*	Aditya Birla Capital Ltd.	3,767,085	7,755,346
	Advanced Enzyme Technologies Ltd.	286,602	1,311,570
	Aegis Logistics Ltd.	1,003,194	4,565,758
	Aether Industries Ltd.	3,149	33,533
*	Affle India Ltd.	2,736	40,926
	AGI Greenpac Ltd.	221,725	2,136,006
	Agro Tech Foods Ltd.	48,493	487,418
	Ahluwalia Contracts India Ltd.	135,905	1,399,036
	AIA Engineering Ltd.	243,262	11,920,770
	Ajanta Pharma Ltd.	364,874	9,583,795
	Akzo Nobel India Ltd.	64,495	2,034,747
	Alembic Ltd.	629,826	711,496
	Alembic Pharmaceuticals Ltd.	491,568	5,727,464
	Alkem Laboratories Ltd.	76,636	4,610,301
	Alkyl Amines Chemicals	60,703	1,747,972
*	Allcargo Gati Ltd.	264,432	400,659
	Allcargo Logistics Ltd.	2,729,032	2,662,620
	Allcargo Terminals Ltd.	686,770	594,679
	Amara Raja Energy & Mobility Ltd.	795,084	8,471,909
*	Amber Enterprises India Ltd.	43,682	2,283,253
	Ambika Cotton Mills Ltd.	1,859	38,940
	Ambuja Cements Ltd.	1,005,199	6,749,607
	Amrutanjan Health Care Ltd.	58,712	410,557
	Anant Raj Ltd.	540,013	2,063,118
	Andhra Paper Ltd.	18,265	136,562
	Andhra Sugars Ltd.	356,515	477,217
	Angel One Ltd.	163,749	6,450,800
	Anup Engineering Limited	997	34,991
	Apar Industries Ltd.	87,752	6,619,799
	Apcotex Industries Ltd.	83,501	485,694
	APL Apollo Tubes Ltd.	676,602	12,333,045
	Apollo Hospitals Enterprise Ltd.	262,006	19,937,368
	Apollo Pipes Ltd.	7,880	64,790
	Apollo Tyres Ltd.	3,854,963	25,073,611
	Aptech Ltd.	66,751	219,595
	Arman Financial Services Ltd.	1,632	46,576
	Arvind Fashions Ltd.	435,675	2,720,637
	Arvind Ltd.	1,495,872	5,654,971
	Arvind SmartSpaces Ltd.	13,736	87,923

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Asahi India Glass Ltd.	403,314	$2,546,653
*	Ashapura Minechem Ltd.	24,186	122,688
	Ashiana Housing Ltd.	124,683	462,175
	Ashok Leyland Ltd.	6,381,571	13,517,465
*	Ashoka Buildcon Ltd.	1,398,768	3,056,538
*	Asian Granito India Ltd.	20,000	17,083
	Asian Paints Ltd.	821,045	29,225,405
	Astec Lifesciences Ltd.	31,058	360,765
*Ω	Aster DM Healthcare Ltd.	802,778	4,268,810
	Astra Microwave Products Ltd.	349,988	2,406,517
	Astral Ltd.	401,140	8,860,596
	AstraZeneca Pharma India Ltd.	19,026	1,510,340
	Atul Auto Ltd.	2,396	16,416
	Atul Ltd.	105,142	8,128,658
Ω	AU Small Finance Bank Ltd.	562,904	4,321,832
	AurionPro Solutions Ltd.	8,607	228,862
	Aurobindo Pharma Ltd.	1,485,766	20,622,146
	Automotive Axles Ltd.	35,359	874,532
	Avadh Sugar & Energy Ltd.	21,649	162,366
	Avanti Feeds Ltd.	303,488	1,910,659
*Ω	Avenue Supermarts Ltd.	96,480	4,428,484
	Axis Bank Ltd.	8,031,580	103,240,316
	Axis Bank Ltd., GDR	291	18,799
	AXISCADES Technologies Ltd.	2,821	27,206
	Bajaj Auto Ltd.	201,016	18,583,107
	Bajaj Consumer Care Ltd.	571,459	1,507,528
	Bajaj Finance Ltd.	533,819	44,204,304
	Bajaj Finserv Ltd.	534,281	10,440,554
*	Bajaj Hindusthan Sugar Ltd.	4,864,379	1,821,332
	Bajaj Holdings & Investment Ltd.	165,377	16,625,412
	Balaji Amines Ltd.	87,890	2,567,121
	Balkrishna Industries Ltd.	380,000	11,265,813
	Balmer Lawrie & Co. Ltd.	565,989	1,938,398
	Balrampur Chini Mills Ltd.	1,276,271	6,083,579
	Banco Products India Ltd.	103,342	884,530
Ω	Bandhan Bank Ltd.	2,129,679	5,856,827
	Bank of Baroda	4,220,226	12,596,867
	Bank of India	2,139,467	3,570,990
	Bank of Maharashtra	5,423,396	3,603,911
	Bannari Amman Sugars Ltd.	7,893	229,185
	BASF India Ltd.	67,125	2,456,129
	Bata India Ltd.	175,933	3,141,844
	Bayer CropScience Ltd.	32,105	2,306,976
	BEML Ltd.	121,055	5,100,924
	Berger Paints India Ltd.	977,644	6,649,291
*	BF Utilities Ltd.	41,050	297,548
	Bhansali Engineering Polymers Ltd.	715,949	918,765
	Bharat Bijlee Ltd.	15,413	976,902
	Bharat Dynamics Ltd.	176,354	3,637,310
	Bharat Electronics Ltd.	12,289,521	27,577,469
	Bharat Forge Ltd.	914,493	13,590,227
	Bharat Heavy Electricals Ltd.	5,177,090	14,225,271
	Bharat Petroleum Corp. Ltd.	1,939,033	11,750,243
	Bharat Rasayan Ltd.	6,416	701,054
	Bharti Airtel Ltd.	7,221,137	101,956,507
	Birla Corp. Ltd.	198,813	3,660,588
	Birlasoft Ltd.	1,373,575	14,057,119
*	Black Box Ltd.	61,113	207,414
	Bliss Gvs Pharma Ltd.	296,202	404,119

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	BLS International Services Ltd.	209,743	$1,062,288
	Blue Dart Express Ltd.	33,069	2,605,474
	Blue Star Ltd.	475,736	6,589,032
	Bodal Chemicals Ltd.	166,632	172,444
	Bombay Burmah Trading Co.	104,059	2,183,441
*	Bombay Dyeing & Manufacturing Co. Ltd.	218,728	489,351
*	Borosil Ltd.	16,173	68,493
*	Borosil Renewables Ltd.	199,883	1,531,246
	Bosch Ltd.	13,705	3,883,335
	Brigade Enterprises Ltd.	627,180	7,712,643
*	Brightcom Group Ltd.	2,745,224	672,588
	Britannia Industries Ltd.	253,892	15,802,643
	BSE Ltd.	361,765	10,166,622
	Can Fin Homes Ltd.	619,617	5,795,988
	Canara Bank	1,524,702	8,830,958
*	Capacit'e Infraprojects Ltd.	135,500	430,344
	Caplin Point Laboratories Ltd.	192,876	3,348,081
	Carborundum Universal Ltd.	527,016	7,152,125
	Care Ratings Ltd.	151,824	1,877,091
*	Cartrade Tech Ltd.	16,757	147,264
	Carysil Ltd.	10,301	106,562
	Castrol India Ltd.	2,450,623	5,801,448
	CCL Products India Ltd.	630,550	5,106,724
	CE Info Systems Ltd.	14,166	335,675
	Ceat Ltd.	229,896	7,305,069
	Central Depository Services India Ltd.	298,087	6,364,650
	Centum Electronics Ltd.	722	13,931
	Century Enka Ltd.	60,381	324,987
	Century Plyboards India Ltd.	463,423	4,381,097
	Century Textiles & Industries Ltd.	309,283	5,326,279
	Cera Sanitaryware Ltd.	35,016	3,481,109
	CESC Ltd.	3,727,701	6,419,580
	CG Power & Industrial Solutions Ltd.	3,392,565	19,067,906
*	Chalet Hotels Ltd.	55,324	520,269
	Chambal Fertilisers & Chemicals Ltd.	1,849,425	8,175,558
	Chennai Petroleum Corp. Ltd.	214,638	2,205,256
*††	Chennai Super Kings Cricket Ltd.	2,606,099	0
	Choice International Ltd.	5,863	38,119
	Cholamandalam Financial Holdings Ltd.	629,685	8,928,203
	Cholamandalam Investment & Finance Co. Ltd.	1,327,049	18,950,950
	CIE Automotive India Ltd.	901,704	5,271,963
	Cigniti Technologies Ltd.	71,641	865,161
	Cipla Ltd.	1,551,071	25,245,585
	City Union Bank Ltd.	2,891,513	5,051,897
	CMS Info Systems Ltd.	50,847	235,514
	Coal India Ltd.	3,129,065	15,315,374
Ω	Cochin Shipyard Ltd.	555,614	6,086,999
*Ω	Coffee Day Enterprises Ltd.	268,650	191,733
	Coforge Ltd.	263,463	19,805,470
	Colgate-Palmolive India Ltd.	407,402	12,646,213
	Computer Age Management Services Ltd.	152,996	5,329,614
	Confidence Petroleum India Ltd.	229,299	235,988
	Container Corp. of India Ltd.	857,465	9,126,921
	Control Print Ltd.	1,831	22,044
	Coromandel International Ltd.	1,017,910	12,896,492
	Cosmo First Ltd.	121,772	902,778
*	CreditAccess Grameen Ltd.	274,214	5,268,168
	CRISIL Ltd.	105,671	5,219,438
	Crompton Greaves Consumer Electricals Ltd.	3,620,330	13,220,529

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	CSB Bank Ltd.	261,099	$1,206,224
	Cummins India Ltd.	410,895	11,274,178
	Cyient Ltd.	368,769	8,769,078
*	D B Realty Ltd.	307,737	930,380
	Dabur India Ltd.	1,190,781	7,745,506
	Dalmia Bharat Ltd.	365,954	9,988,864
	Dalmia Bharat Sugar & Industries Ltd.	159,205	771,089
	Datamatics Global Services Ltd.	22,728	190,016
	DB Corp. Ltd.	359,014	1,380,258
	DCB Bank Ltd.	1,929,095	3,211,042
	DCM Shriram Ltd.	392,090	4,888,445
	DCW Ltd.	1,088,459	903,600
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	591,136	4,406,641
	Deepak Nitrite Ltd.	370,553	10,269,378
*	Delhivery Ltd.	149,724	819,239
	Delta Corp. Ltd.	789,578	1,331,464
*	DEN Networks Ltd.	522,042	383,774
	Dhampur Bio Organics Ltd.	335,380	570,905
	Dhampur Sugar Mills Ltd.	356,033	1,136,063
*	Dhani Services Ltd.	1,353,433	626,080
	Dhanlaxmi Bank Ltd.	100,952	67,077
	Dhanuka Agritech Ltd.	111,129	1,609,787
	Digidrive Distributors Ltd.	45,620	33,840
Ω	Dilip Buildcon Ltd.	276,137	1,331,099
*	Dish TV India Ltd.	6,345,026	1,523,790
*	Dishman Carbogen Amcis Ltd.	494,826	1,151,908
	Divi's Laboratories Ltd.	287,415	12,661,630
	Dixon Technologies India Ltd.	177,702	12,803,402
	DLF Ltd.	1,179,187	11,303,819
	Dollar Industries Ltd.	78,209	434,869
Ω	Dr Lal PathLabs Ltd.	175,256	5,319,753
	Dr Reddy's Laboratories Ltd., ADR	277,917	19,996,128
	Dr Reddy's Laboratories Ltd.	201,130	14,775,641
	Dwarikesh Sugar Industries Ltd.	1,033,614	1,056,496
	Dynamatic Technologies Ltd.	19,109	1,477,470
	eClerx Services Ltd.	201,521	6,606,343
	Edelweiss Financial Services Ltd.	2,724,316	2,297,170
	Eicher Motors Ltd.	332,378	15,393,178
	EID Parry India Ltd.	855,318	6,491,982
	EIH Associated Hotels	25,315	201,068
	EIH Ltd.	1,008,409	4,002,417
	Elecon Engineering Co. Ltd.	21,685	286,739
	Electrosteel Castings Ltd.	2,028,014	4,250,321
	Elgi Equipments Ltd.	744,685	5,502,460
	Emami Ltd.	1,087,855	6,542,163
Ω	Endurance Technologies Ltd.	119,783	3,042,123
	Engineers India Ltd.	2,380,122	6,771,788
	Epigral Ltd.	97,712	1,225,757
	EPL Ltd.	623,506	1,516,244
Ω	Equitas Small Finance Bank Ltd.	1,287,647	1,614,881
*Ω	Eris Lifesciences Ltd.	157,384	1,741,953
	ESAB India Ltd.	15,414	1,021,856
	Escorts Kubota Ltd.	243,695	8,762,350
	Ethos Ltd.	1,306	39,388
	Everest Industries Ltd.	33,152	510,457
	Everest Kanto Cylinder Ltd.	58,787	100,684
	Excel Industries Ltd.	30,148	329,695
	Exide Industries Ltd.	3,608,599	14,561,540
*	FDC Ltd.	399,922	2,003,912

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Federal Bank Ltd.	14,352,442	$25,438,982
*	Federal-Mogul Goetze India Ltd.	23,434	104,665
	FIEM Industries Ltd.	31,183	900,846
	Filatex India Ltd.	1,418,441	1,055,339
	Fine Organic Industries Ltd.	35,357	2,007,293
*	Fino Payments Bank Ltd.	8,930	35,398
	Finolex Cables Ltd.	549,480	7,219,073
	Finolex Industries Ltd.	2,161,546	5,782,293
	Firstsource Solutions Ltd.	2,269,633	5,584,685
	Force Motors Ltd.	22,591	1,084,977
	Fortis Healthcare Ltd.	2,304,869	11,990,840
	Fusion Micro Finance Ltd.	37,349	290,841
	Gabriel India Ltd.	641,693	2,972,071
	GAIL India Ltd.	10,847,504	22,584,431
	Galaxy Surfactants Ltd.	39,368	1,323,105
	Ganesh Housing Corp. Ltd.	43,284	383,121
	Garden Reach Shipbuilders & Engineers Ltd.	99,646	1,114,471
	Garware Technical Fibres Ltd.	61,521	2,576,136
	Gateway Distriparks Ltd.	1,982,963	2,672,329
*	GE T&D India Ltd.	192,404	1,577,525
Ω	General Insurance Corp. of India	345,827	1,565,028
	Genus Power Infrastructures Ltd.	345,154	1,100,787
	Geojit Financial Services Ltd.	213,157	219,121
	GHCL Ltd.	749,719	5,265,798
*	GHCL Textiles Ltd.	749,719	725,040
	GIC Housing Finance Ltd.	249,251	769,290
	Gillette India Ltd.	35,551	2,813,484
	GlaxoSmithKline Pharmaceuticals Ltd.	127,088	3,436,103
	Glenmark Pharmaceuticals Ltd.	1,276,563	13,928,500
*	Global Health Ltd.	5,231	72,382
	Globus Spirits Ltd.	2,408	23,557
	GMM Pfaudler Ltd.	26,357	491,864
*	GMR Airports Infrastructure Ltd.	6,429,437	6,026,415
*	Go Fashion India Ltd.	10,198	135,920
	GOCL Corp. Ltd.	3,388	20,244
	Godawari Power & Ispat Ltd.	268,162	2,464,426
	Godfrey Phillips India Ltd.	138,437	4,129,919
Ω	Godrej Agrovet Ltd.	150,710	1,009,445
	Godrej Consumer Products Ltd.	909,875	12,735,149
*	Godrej Industries Ltd.	362,379	3,928,321
*	Godrej Properties Ltd.	254,621	7,251,248
	Gokaldas Exports Ltd.	27,754	309,756
	Goodyear India Ltd.	40,421	677,342
	Granules India Ltd.	1,304,287	6,499,179
	Graphite India Ltd.	478,262	3,122,624
	Grasim Industries Ltd.	697,521	18,143,983
	Grauer & Weil India Ltd.	359,048	674,583
	Gravita India Ltd.	66,084	738,542
	Great Eastern Shipping Co. Ltd.	827,353	9,842,555
	Greaves Cotton Ltd.	478,583	944,519
	Greenlam Industries Ltd.	96,489	627,204
	Greenpanel Industries Ltd.	362,170	1,728,583
	Greenply Industries Ltd.	406,414	1,202,309
	Grindwell Norton Ltd.	156,779	4,503,390
	Gujarat Alkalies & Chemicals Ltd.	235,917	2,253,106
	Gujarat Ambuja Exports Ltd.	733,055	3,426,804
	Gujarat Fluorochemicals Ltd.	238,383	10,523,480
	Gujarat Gas Ltd.	716,872	5,001,541
	Gujarat Industries Power Co. Ltd.	184,821	499,106

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Mineral Development Corp. Ltd.	717,644	$3,947,818
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	891,397	8,056,313
	Gujarat Pipavav Port Ltd.	2,004,191	4,267,136
	Gujarat State Fertilizers & Chemicals Ltd.	1,530,933	5,504,015
	Gujarat State Petronet Ltd.	2,427,716	10,725,962
	Gulf Oil Lubricants India Ltd.	122,908	1,181,826
	Happiest Minds Technologies Ltd.	163,036	1,722,198
*	Hathway Cable & Datacom Ltd.	1,624,952	468,703
	Hatsun Agro Product Ltd.	162,780	2,233,745
	Havells India Ltd.	593,712	9,265,000
	HBL Power Systems Ltd.	724,991	4,711,151
	HCL Technologies Ltd.	2,961,027	55,972,631
Ω	HDFC Asset Management Co. Ltd.	227,440	9,818,076
	HDFC Bank Ltd.	5,968,493	104,968,252
Ω	HDFC Life Insurance Co. Ltd.	516,609	3,585,038
*	HealthCare Global Enterprises Ltd.	114,810	514,797
	HEG Ltd.	88,959	1,890,213
	HeidelbergCement India Ltd.	586,254	1,636,321
	Heritage Foods Ltd.	281,719	1,090,789
	Hero MotoCorp Ltd.	581,853	32,381,585
	Hester Biosciences Ltd.	14,649	268,596
*	Heubach Colorants India Ltd.	31,576	204,360
	HFCL Ltd.	6,197,980	7,681,398
	HG Infra Engineering Ltd.	136,445	1,534,688
	Hikal Ltd.	348,125	1,258,785
	HIL Ltd.	28,845	1,034,846
	Himadri Speciality Chemical Ltd.	1,578,999	7,073,181
*	Himatsingka Seide Ltd.	8,883	17,862
	Hindalco Industries Ltd.	5,596,948	38,987,060
	Hinduja Global Solutions Ltd.	116,383	1,373,920
	Hindustan Aeronautics Ltd.	484,271	17,580,566
*	Hindustan Construction Co. Ltd.	3,715,241	2,038,704
	Hindustan Copper Ltd.	1,325,667	4,627,756
*	Hindustan Oil Exploration Co. Ltd.	239,595	539,212
*	Hindustan Petroleum Corp. Ltd.	1,994,784	11,150,439
	Hindustan Unilever Ltd.	993,821	29,638,459
	Hindware Home Innovation Ltd.	23,186	135,200
	Hitachi Energy India Ltd.	38,342	2,745,937
	Hle Glascoat Ltd.	26,127	169,629
	Honda India Power Products Ltd.	19,478	573,051
	Honeywell Automation India Ltd.	503	234,736
	Huhtamaki India Ltd.	140,713	547,188
	I G Petrochemicals Ltd.	70,226	422,656
	ICICI Bank Ltd., Sponsored ADR	4,263,961	104,040,648
	ICICI Bank Ltd.	1,219,586	15,054,051
Ω	ICICI Lombard General Insurance Co. Ltd.	388,539	7,027,395
Ω	ICICI Prudential Life Insurance Co. Ltd.	442,757	2,680,393
Ω	ICICI Securities Ltd.	153,668	1,516,136
	ICRA Ltd.	7,026	464,508
*	IDFC First Bank Ltd.	16,529,103	16,728,828
	IDFC Ltd.	8,752,207	12,544,773
*	IFB Industries Ltd.	39,887	646,804
	Igarashi Motors India Ltd.	11,730	78,737
	IIFL Finance Ltd.	1,344,412	10,092,813
	IIFL Securities Ltd.	1,246,275	2,549,947
*	India Cements Ltd.	1,121,694	3,538,872
	India Glycols Ltd.	115,132	1,260,634
	India Nippon Electricals Ltd.	7,359	61,746
	India Power Corp. Ltd.	77,807	22,676

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indiabulls Housing Finance Ltd.	2,661,005	$7,162,330
*	Indiabulls Real Estate Ltd.	2,826,497	3,340,124
Ω	IndiaMart InterMesh Ltd.	12,770	388,376
	Indian Bank	1,363,355	8,152,302
Ω	Indian Energy Exchange Ltd.	2,552,194	4,540,253
	Indian Hotels Co. Ltd.	2,141,902	12,677,883
	Indian Metals & Ferro Alloys Ltd.	54,962	435,667
	Indian Oil Corp. Ltd.	6,337,863	11,246,428
	Indian Railway Catering & Tourism Corp. Ltd.	510,415	6,022,135
Ω	Indian Railway Finance Corp. Ltd.	2,687,487	5,710,953
	Indo Count Industries Ltd.	579,347	1,934,716
	Indoco Remedies Ltd.	239,686	1,081,389
	Indraprastha Gas Ltd.	1,071,296	5,555,684
	Indraprastha Medical Corp. Ltd.	5,396	12,268
*	Indus Towers Ltd.	4,006,870	10,751,648
	IndusInd Bank Ltd.	1,171,420	21,677,907
	Infibeam Avenues Ltd.	6,942,931	2,927,291
	Info Edge India Ltd.	145,494	8,821,152
#	Infosys Ltd., Sponsored ADR	2,556,809	50,778,227
	Infosys Ltd.	7,955,267	158,201,197
	Ingersoll Rand India Ltd.	37,880	1,487,809
*	Inox Wind Ltd.	415,573	2,372,115
	Insecticides India Ltd.	64,008	488,633
	Intellect Design Arena Ltd.	491,645	5,332,804
*Ω	InterGlobe Aviation Ltd.	229,621	8,198,856
	IOL Chemicals & Pharmaceuticals Ltd.	136,077	728,734
	ION Exchange India Ltd.	43,649	266,582
	Ipca Laboratories Ltd.	866,790	11,682,747
	IRB Infrastructure Developers Ltd.	7,217,735	5,730,203
Ω	IRCON International Ltd.	1,546,615	4,439,763
	ISGEC Heavy Engineering Ltd.	36,243	446,394
*	ISMT Ltd.	10,299	13,063
	ITC Ltd.	9,888,606	52,592,457
	ITD Cementation India Ltd.	633,157	2,463,571
*	ITI Ltd.	307,399	1,267,559
	J Kumar Infraprojects Ltd.	220,202	1,710,186
*	Jagran Prakashan Ltd.	545,528	662,274
	Jai Corp. Ltd.	424,199	1,908,771
*	Jain Irrigation Systems Ltd.	232,975	188,660
*	Jaiprakash Associates Ltd.	3,145,281	839,811
*	Jaiprakash Power Ventures Ltd.	12,117,602	2,698,915
	Jammu & Kashmir Bank Ltd.	2,092,128	3,370,855
	Jamna Auto Industries Ltd.	1,314,578	1,874,671
	JB Chemicals & Pharmaceuticals Ltd.	534,598	10,801,219
	JBM Auto Ltd.	128,338	2,959,212
	Jindal Drilling & Industries Ltd.	246	2,220
	Jindal Poly Films Ltd.	174,804	1,313,671
	Jindal Saw Ltd.	1,516,771	9,512,857
	Jindal Stainless Ltd.	3,554,510	24,622,390
	Jindal Steel & Power Ltd.	2,601,824	23,673,264
*	Jio Financial Services Ltd.	5,233,316	15,640,890
	JK Cement Ltd.	213,820	11,250,878
	JK Lakshmi Cement Ltd.	416,062	4,690,595
	JK Paper Ltd.	969,788	5,081,161
	JK Tyre & Industries Ltd.	1,159,437	7,366,273
	JM Financial Ltd.	2,886,374	3,895,454
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	31,305	444,815
	JSW Energy Ltd.	2,350,430	14,275,566
	JSW Steel Ltd.	3,165,252	31,065,216

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JTEKT India Ltd.	362,836	$706,118
	Jubilant Foodworks Ltd.	1,905,993	11,894,568
	Jubilant Ingrevia Ltd.	845,806	4,456,874
	Jubilant Pharmova Ltd.	678,091	4,653,107
	Jupiter Wagons Ltd.	131,863	643,496
*	Just Dial Ltd.	20,620	205,078
	Jyothy Labs Ltd.	943,787	5,789,178
	Kajaria Ceramics Ltd.	642,455	10,686,784
	Kalpataru Projects International Ltd.	734,045	7,056,633
	Kalyani Steels Ltd.	203,343	1,483,499
	Kansai Nerolac Paints Ltd.	813,640	3,351,143
	Karnataka Bank Ltd.	1,691,799	5,193,814
	Karur Vysya Bank Ltd.	3,777,171	9,010,144
	Kaveri Seed Co. Ltd.	225,337	1,961,247
	KCP Ltd.	563,447	1,329,673
	KDDL Ltd.	1,096	36,451
	KEC International Ltd.	890,909	7,044,976
	KEI Industries Ltd.	446,065	17,118,353
	Kennametal India Ltd.	21,504	652,987
*	Kesoram Industries Ltd.	409,481	845,798
	Kewal Kiran Clothing Ltd.	48,629	450,310
*	Kiri Industries Ltd.	36,985	181,680
	Kirloskar Brothers Ltd.	94,371	1,030,172
	Kirloskar Ferrous Industries Ltd.	291,560	2,238,351
	Kirloskar Industries Ltd.	696	34,829
	Kirloskar Oil Engines Ltd.	472,785	4,007,886
	Kirloskar Pneumatic Co. Ltd.	5,944	48,447
	Kitex Garments Ltd.	241,251	675,661
	Klass Pack Ltd.	12,130	15,882
	KNR Constructions Ltd.	1,112,748	3,691,699
	Kolte-Patil Developers Ltd.	185,064	1,139,452
	Kopran Ltd.	13,996	44,866
	Kotak Mahindra Bank Ltd.	1,808,087	39,766,808
	Kovai Medical Center & Hospital	2,860	111,336
Ω	KPI Green Energy Ltd.	16,894	370,702
	KPIT Technologies Ltd.	1,261,387	23,530,735
	KPR Mill Ltd.	579,614	5,512,584
	KRBL Ltd.	541,600	2,342,752
*Ω	Krishna Institute of Medical Sciences Ltd.	18,135	470,578
	Krsnaa Diagnostics Ltd.	18,343	154,125
	KSB Ltd.	60,752	2,666,869
	L&T Finance Holdings Ltd.	4,967,653	10,358,041
Ω	L&T Technology Services Ltd.	49,119	3,285,747
	LA Opala RG Ltd.	205,933	906,967
	Lakshmi Machine Works Ltd.	18,685	3,077,093
	Larsen & Toubro Ltd.	1,684,478	70,526,133
Ω	Laurus Labs Ltd.	1,824,380	8,363,401
*Ω	Lemon Tree Hotels Ltd.	408,616	688,849
	LG Balakrishnan & Bros Ltd.	187,741	2,914,261
	LIC Housing Finance Ltd.	2,449,432	18,472,180
	Linde India Ltd.	58,438	3,921,001
	Lloyds Engineering Works Ltd.	29,725	17,110
	LT Foods Ltd.	2,083,868	4,943,444
Ω	LTIMindtree Ltd.	286,925	18,694,780
	Lumax Auto Technologies Ltd.	224,947	1,054,586
	Lumax Industries Ltd.	12,935	383,071
	Lupin Ltd.	830,759	14,998,887
	LUX Industries Ltd.	51,850	779,897
	Mahanagar Gas Ltd.	197,372	3,518,302

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Maharashtra Scooters Ltd.	3,096	$279,597
	Maharashtra Seamless Ltd.	413,482	5,256,007
	Mahindra & Mahindra Financial Services Ltd.	3,642,072	12,708,576
	Mahindra & Mahindra Ltd.	3,030,221	60,447,685
*	Mahindra Holidays & Resorts India Ltd.	564,954	2,758,129
	Mahindra Lifespace Developers Ltd.	486,676	3,279,901
Ω	Mahindra Logistics Ltd.	78,679	390,102
	Maithan Alloys Ltd.	78,858	1,032,841
	Man Industries India Ltd.	6,298	33,193
	Man Infraconstruction Ltd.	705,996	2,022,797
	Manappuram Finance Ltd.	5,096,367	11,349,880
	Mangalam Cement Ltd.	68,619	547,609
*	Mangalore Refinery & Petrochemicals Ltd.	896,438	1,918,667
	Marico Ltd.	1,984,233	12,643,610
	Marksans Pharma Ltd.	2,061,049	3,871,850
	Maruti Suzuki India Ltd.	106,328	13,008,147
Ω	MAS Financial Services Ltd.	84,709	1,022,650
	Mastek Ltd.	94,657	3,257,893
	Max Estates Ltd.	137,235	486,432
*	Max Financial Services Ltd.	65,834	700,836
	Max Healthcare Institute Ltd.	1,026,150	9,739,082
	Mayur Uniquoters Ltd.	150,582	1,034,447
	Mazagon Dock Shipbuilders Ltd.	94,381	2,597,652
*	Medplus Health Services Ltd.	4,543	39,463
	Meghmani Organics Ltd.	1,091,739	1,148,978
Ω	Metropolis Healthcare Ltd.	125,624	2,475,274
	Minda Corp. Ltd.	552,395	2,751,702
Ω	Mishra Dhatu Nigam Ltd.	389,288	2,420,536
	MM Forgings Ltd.	64,711	717,176
	MOIL Ltd.	689,275	2,882,760
	Monte Carlo Fashions Ltd.	74,786	623,980
*	Morepen Laboratories Ltd.	2,319,706	1,479,529
	Motherson Sumi Wiring India Ltd.	8,048,611	6,331,751
	Motilal Oswal Financial Services Ltd.	325,756	7,027,043
	Mphasis Ltd.	410,840	12,796,033
	MPS Ltd.	2,513	44,398
	MRF Ltd.	6,597	11,278,803
	Mrs Bectors Food Specialities Ltd.	89,927	1,286,597
	MSTC Ltd.	113,859	1,455,516
	Mukand Ltd.	32,541	72,635
	Multi Commodity Exchange of India Ltd.	15,408	630,902
	Muthoot Finance Ltd.	852,138	14,284,857
	Nahar Spinning Mills Ltd.	45,200	175,283
	Narayana Hrudayalaya Ltd.	267,630	4,239,425
	Natco Pharma Ltd.	616,965	6,422,251
	National Aluminium Co. Ltd.	10,303,576	18,618,794
	National Fertilizers Ltd.	433,676	659,680
	Nava Ltd.	852,633	4,893,024
	Navin Fluorine International Ltd.	109,721	4,496,710
	Navneet Education Ltd.	655,288	1,215,189
	NBCC India Ltd.	3,449,364	5,410,321
	NCC Ltd.	2,951,224	7,643,996
	NCL Industries Ltd.	137,733	407,637
	NELCO Ltd.	51,468	491,742
	Neogen Chemicals Ltd.	45,895	806,364
	NESCO Ltd.	154,142	1,606,877
	Nestle India Ltd.	933,810	28,179,201
	Neuland Laboratories Ltd.	32,463	2,523,597
	Newgen Software Technologies Ltd.	146,802	1,485,169

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NHPC Ltd.	8,392,295	$9,199,259
	NIIT Learning Systems Ltd.	686,915	3,851,426
	NIIT Ltd.	686,915	1,032,524
	Nilkamal Ltd.	48,172	1,260,026
Ω	Nippon Life India Asset Management Ltd.	494,664	3,121,593
	Nitin Spinners Ltd.	3,854	16,791
	NLC India Ltd.	820,762	2,570,982
	NMDC Ltd.	4,298,310	11,387,917
*††	NMDC Steel Ltd.	2,720,359	2,277,840
	NOCIL Ltd.	941,293	3,051,292
	Novartis India Ltd.	19,447	231,285
	NRB Bearings Ltd.	430,506	1,781,383
	NTPC Ltd.	7,973,581	30,552,089
	Nucleus Software Exports Ltd.	64,006	1,218,975
	Nuvama Wealth Management Ltd.	35,286	1,512,956
	Oberoi Realty Ltd.	434,726	6,947,535
	Oil & Natural Gas Corp. Ltd.	4,856,841	14,806,331
	Oil India Ltd.	1,230,634	6,334,508
	One 97 Communications Ltd.	257,504	2,353,804
*	OnMobile Global Ltd.	142,401	193,102
	Oracle Financial Services Software Ltd.	118,736	9,320,681
	Orient Cement Ltd.	1,070,141	3,650,055
	Orient Electric Ltd.	468,455	1,180,071
	Orient Green Power Co. Ltd.	44,238	13,839
	Orient Paper & Industries Ltd.	827,420	570,562
	Oriental Aromatics Ltd.	25,737	117,460
	Oriental Carbon & Chemicals Ltd.	25,884	272,505
	Oriental Hotels Ltd.	163,381	245,585
*	Orissa Minerals Development Co. Ltd.	1,696	151,834
	Page Industries Ltd.	26,237	11,811,304
	Paisalo Digital Ltd.	1,127,464	1,807,709
	Panama Petrochem Ltd.	213,758	932,584
*Ω	Parag Milk Foods Ltd.	179,912	442,497
	Patanjali Foods Ltd.	17,446	332,990
*	Patel Engineering Ltd.	1,945,752	1,644,758
*	PC Jeweller Ltd.	867,882	578,086
	PCBL Ltd.	1,853,318	7,122,315
	PDS Ltd.	7,775	56,153
*	Pennar Industries Ltd.	114,835	212,807
	Persistent Systems Ltd.	253,167	25,338,671
	Petronet LNG Ltd.	4,850,771	15,707,473
	Pfizer Ltd.	59,209	3,065,653
*	PG Electroplast Ltd.	3,014	69,815
	Phoenix Mills Ltd.	398,416	11,599,298
	PI Industries Ltd.	271,163	11,030,571
	Pidilite Industries Ltd.	339,280	10,344,810
	Piramal Enterprises Ltd.	670,254	7,382,084
*	Piramal Pharma Ltd.	2,400,718	4,164,663
	Pitti Engineering Ltd.	2,318	18,422
*Ω	PNB Housing Finance Ltd.	286,370	2,696,497
	PNC Infratech Ltd.	667,035	3,665,692
	Poly Medicure Ltd.	96,525	1,687,635
	Polycab India Ltd.	95,736	4,998,226
	Polyplex Corp. Ltd.	157,251	1,920,925
	Poonawalla Fincorp Ltd.	1,044,337	6,014,365
	Power Finance Corp. Ltd.	7,462,064	39,925,400
	Power Grid Corp. of India Ltd.	9,459,323	29,613,108
	Power Mech Projects Ltd.	27,843	1,792,070
	Praj Industries Ltd.	826,462	4,960,605

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Prakash Industries Ltd.	736,654	$1,843,800
Ω	Prataap Snacks Ltd.	25,483	394,542
	Precision Camshafts Ltd.	7,664	21,639
	Precision Wires India Ltd.	5,907	10,487
	Prestige Estates Projects Ltd.	969,796	14,684,338
*	Pricol Ltd.	740,399	3,406,084
*	Prime Focus Ltd.	65,377	109,017
*	Prince Pipes & Fittings Ltd.	222,129	1,903,911
*	Prism Johnson Ltd.	896,058	1,964,686
*	Privi Speciality Chemicals Ltd.	23,418	343,823
	Procter & Gamble Health Ltd.	48,427	2,980,220
	Procter & Gamble Hygiene & Health Care Ltd.	29,729	6,153,761
	PSP Projects Ltd.	118,511	1,067,947
	PTC India Financial Services Ltd.	573,224	429,633
	PTC India Ltd.	1,958,139	5,669,226
	Punjab National Bank	4,867,558	6,713,159
	Puravankara Ltd.	106,538	333,583
*	PVR Inox Ltd.	72,847	1,279,260
*Ω	Quess Corp. Ltd.	279,366	1,699,860
Ω	Quick Heal Technologies Ltd.	4,550	27,550
	Radico Khaitan Ltd.	331,202	6,616,379
	Rain Industries Ltd.	1,833,969	3,835,987
	Rajesh Exports Ltd.	452,343	1,990,152
	Rallis India Ltd.	645,725	2,060,339
	Ramco Cements Ltd.	635,741	7,776,646
	Ramco Industries Ltd.	199,156	590,005
*	Ramco Systems Ltd.	3,813	15,246
	Ramkrishna Forgings Ltd.	440,261	4,049,008
*	Ramky Infrastructure Ltd.	14,526	161,371
	Rane Holdings Ltd.	20,052	298,194
	Rashtriya Chemicals & Fertilizers Ltd.	1,821,196	4,019,811
	Ratnamani Metals & Tubes Ltd.	116,541	4,967,537
*	RattanIndia Power Ltd.	3,402,150	450,022
	Raymond Ltd.	263,472	5,630,735
Ω	RBL Bank Ltd.	3,201,732	10,032,994
	REC Ltd.	11,795,505	70,829,057
	Redington Ltd.	5,882,815	12,740,097
*	Redtape Ltd.	333,665	2,623,764
	Relaxo Footwears Ltd.	184,253	1,910,667
	Reliance Industrial Infrastructure Ltd.	55,253	935,923
Ω	Reliance Industries Ltd., GDR	7,155	494,816
	Reliance Industries Ltd.	4,787,484	164,293,867
*	Reliance Infrastructure Ltd.	726,569	2,017,347
*	Reliance Power Ltd.	17,689,317	6,329,310
*	Religare Enterprises Ltd.	193,401	555,066
	Repco Home Finance Ltd.	297,452	1,455,736
	Rhi Magnesita India Ltd.	97,903	848,467
	Rico Auto Industries Ltd.	465,999	573,853
	RITES Ltd.	320,701	2,869,808
	Rossari Biotech Ltd.	7,697	73,294
	Route Mobile Ltd.	24,023	460,102
*	RPSG Ventures Ltd.	26,130	238,479
	RSWM Ltd.	273,374	747,983
	Rupa & Co. Ltd.	160,061	534,510
	Safari Industries India Ltd.	31,692	773,987
	Sagar Cements Ltd.	177,353	574,835
	Samvardhana Motherson International Ltd.	10,900,143	14,899,707
	Sandhar Technologies Ltd.	105,889	611,799
	Sangam India Ltd.	72,229	413,362

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Sanghi Industries Ltd.	143,279	$222,028
	Sanghvi Movers Ltd.	77,108	720,724
	Sanofi India Ltd.	52,233	5,435,338
Ω	Sansera Engineering Ltd.	5,074	62,304
*	Sapphire Foods India Ltd.	1,133	19,968
	Sarda Energy & Minerals Ltd.	725,960	2,192,391
	Saregama India Ltd.	228,101	957,871
	Sasken Technologies Ltd.	15,694	275,715
*	Satin Creditcare Network Ltd.	281,832	878,431
	Savita Oil Technologies Ltd.	144,540	723,087
	SBI Cards & Payment Services Ltd.	447,631	3,873,063
Ω	SBI Life Insurance Co. Ltd.	426,781	7,241,301
	Schaeffler India Ltd.	146,940	5,527,662
*	Schneider Electric Infrastructure Ltd.	186,959	1,060,018
	SEAMEC Ltd.	21,619	294,565
*	SEPC Ltd.	2,082,155	668,958
*	Sequent Scientific Ltd.	391,071	647,446
	Seshasayee Paper & Boards Ltd.	113,654	470,422
Ω	SH Kelkar & Co. Ltd.	349,754	707,060
	Shakti Pumps India Ltd.	30,171	537,222
	Shankara Building Products Ltd.	51,416	475,290
	Shanthi Gears Ltd.	11,596	76,207
	Sharda Cropchem Ltd.	257,299	1,226,944
	Sharda Motor Industries Ltd.	49,126	805,887
*	Sheela Foam Ltd.	44,579	629,670
*	Shilpa Medicare Ltd.	140,798	619,571
	Shipping Corp. of India Ltd.	1,289,688	3,299,377
††	Shipping Corp. of India Ltd.	1,289,688	157,476
	Shivalik Bimetal Controls Ltd.	1,727	12,239
*	Shoppers Stop Ltd.	123,679	1,127,377
	Shree Cement Ltd.	18,552	6,343,484
*	Shree Renuka Sugars Ltd.	3,250,199	1,878,820
	Shriram Finance Ltd.	976,353	29,070,713
*	Shriram Properties Ltd.	102,603	157,449
	Siemens Ltd.	54,253	2,705,859
*	SIS Ltd.	174,275	1,030,880
	Siyaram Silk Mills Ltd.	131,603	843,759
	SJS Enterprises Ltd.	26,520	188,334
	SKF India Ltd.	120,694	6,864,551
	Skipper Ltd.	20,251	66,376
	SML ISUZU Ltd.	720	11,965
	Snowman Logistics Ltd.	135,518	116,755
	Sobha Ltd.	405,439	7,076,743
	Solar Industries India Ltd.	132,439	10,311,531
*	Solara Active Pharma Sciences Ltd.	71,972	334,014
	Somany Ceramics Ltd.	84,508	720,805
	Sonata Software Ltd.	976,005	9,020,743
	South Indian Bank Ltd.	8,911,428	3,721,883
	SP Apparels Ltd.	9,666	72,816
*	Spandana Sphoorty Financial Ltd.	46,076	580,336
	SRF Ltd.	756,438	21,110,003
*	Star Cement Ltd.	470,592	1,055,729
	State Bank of India	5,267,332	40,753,527
	State Bank of India, GDR	18,416	1,423,351
	Steel Authority of India Ltd.	6,508,802	9,607,373
	Sterlite Technologies Ltd.	1,116,079	1,943,550
	Strides Pharma Science Ltd.	416,501	3,518,483
	Stylam Industries Ltd.	20,886	414,812
	Styrenix Performance Materials Ltd.	6,974	128,083

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Subex Ltd.	1,751,079	$792,811
	Subros Ltd.	152,682	1,221,944
	Sudarshan Chemical Industries Ltd.	248,242	1,572,485
	Sumitomo Chemical India Ltd.	65,574	326,467
	Sun Pharmaceutical Industries Ltd.	1,727,336	29,437,826
	Sun TV Network Ltd.	894,567	7,091,670
	Sundaram Finance Holdings Ltd.	135,063	308,857
	Sundaram Finance Ltd.	149,216	6,406,403
	Sundaram-Clayton Ltd.	19,306	352,439
	Sundram Fasteners Ltd.	649,236	9,526,285
*	Sunflag Iron & Steel Co. Ltd.	182,830	524,104
	Sunteck Realty Ltd.	361,811	2,043,230
	Suprajit Engineering Ltd.	454,229	2,131,131
	Supreme Industries Ltd.	302,971	15,183,230
	Supreme Petrochem Ltd.	476,982	3,453,688
	Surya Roshni Ltd.	308,896	2,907,172
	Sutlej Textiles & Industries Ltd.	431,231	341,765
*	Suven Pharmaceuticals Ltd.	901,132	7,272,567
*	Suzlon Energy Ltd.	34,335,189	18,985,581
	Swan Energy Ltd.	39,795	307,219
	Swaraj Engines Ltd.	35,022	947,091
	Symphony Ltd.	69,657	792,511
Ω	Syngene International Ltd.	887,999	8,032,471
	Tamil Nadu Newsprint & Papers Ltd.	178,956	687,525
	Tamilnad Mercantile Bank Ltd.	31,451	191,401
	Tamilnadu Petroproducts Ltd.	419,700	515,733
	Tanla Platforms Ltd.	319,124	3,970,667
*	TARC Ltd.	307,776	598,481
	Tasty Bite Eatables Ltd.	1,116	187,028
	Tata Chemicals Ltd.	1,083,414	13,452,031
	Tata Communications Ltd.	546,859	11,444,727
	Tata Consultancy Services Ltd.	1,966,712	90,050,324
	Tata Consumer Products Ltd.	1,202,670	16,210,375
	Tata Consumer Products Ltd.	191,410	2,579,211
	Tata Elxsi Ltd.	132,140	12,090,241
	Tata Metaliks Ltd.	101,490	1,303,477
	Tata Motors Ltd.	6,502,401	69,250,991
	Tata Power Co. Ltd.	3,298,337	15,466,787
	Tata Steel Ltd.	31,132,213	50,979,043
	Tata Steel Ltd.	1,246,816	2,041,148
	TCI Express Ltd.	88,976	1,483,226
*Ω	TCNS Clothing Co. Ltd.	7,113	34,885
	TD Power Systems Ltd.	433,952	1,573,226
	Tech Mahindra Ltd.	1,975,883	31,568,130
	Techno Electric & Engineering Co. Ltd.	395,117	3,891,693
	Tega Industries Ltd.	6,284	87,464
*Ω	Tejas Networks Ltd.	147,419	1,396,135
	Texmaco Rail & Engineering Ltd.	932,678	2,486,399
	Thermax Ltd.	92,324	3,528,952
	Thirumalai Chemicals Ltd.	637,436	1,862,519
	Thomas Cook India Ltd.	679,968	1,414,585
Ω	Thyrocare Technologies Ltd.	68,670	504,273
	Tide Water Oil Co. India Ltd.	37,453	734,410
	Tilaknagar Industries Ltd.	215,859	635,406
	Time Technoplast Ltd.	1,265,490	2,649,444
	Timken India Ltd.	147,435	6,040,436
	Titagarh Rail System Ltd.	292,043	3,867,727
	Titan Co. Ltd.	763,090	33,954,915
	Torrent Pharmaceuticals Ltd.	502,128	15,174,876

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Torrent Power Ltd.	881,739	$11,065,912
	Tourism Finance Corp. of India Ltd.	193,138	423,590
*	TransIndia Real Estate Ltd.	686,770	461,515
	Transport Corp. of India Ltd.	296,037	3,343,645
	Trent Ltd.	350,565	13,041,652
	Trident Ltd.	8,614,344	4,928,609
	Triveni Engineering & Industries Ltd.	697,580	2,872,309
*	Triveni Turbine Ltd.	642,590	2,914,267
	TTK Prestige Ltd.	241,440	2,263,873
	Tube Investments of India Ltd.	470,598	22,131,006
	TV Today Network Ltd.	213,284	637,471
*	TV18 Broadcast Ltd.	1,084,277	822,807
	TVS Holdings Ltd.	19,690	1,901,480
	TVS Motor Co. Ltd.	503,440	12,100,800
	TVS Srichakra Ltd.	26,058	1,388,375
	Uflex Ltd.	348,086	1,948,627
	Ugar Sugar Works Ltd.	245,819	238,097
*	Ugro Capital Ltd.	118,775	405,069
	Ujjivan Financial Services Ltd.	404,583	2,779,802
Ω	Ujjivan Small Finance Bank Ltd.	5,225,317	3,493,052
	UltraTech Cement Ltd.	218,855	26,701,059
*	Unichem Laboratories Ltd.	194,087	1,101,151
	Union Bank of India Ltd.	4,685,097	7,881,676
	United Breweries Ltd.	121,623	2,648,395
	United Spirits Ltd.	815,065	10,654,544
	UNO Minda Ltd.	1,067,625	8,856,078
	UPL Ltd.	3,095,248	20,049,906
	Usha Martin Ltd.	1,011,349	4,560,099
	UTI Asset Management Co. Ltd.	77,365	867,670
*	VA Tech Wabag Ltd.	298,041	2,417,996
	Vaibhav Global Ltd.	181,288	1,087,306
Ω	Valiant Organics Ltd.	7,526	44,381
	Vardhman Textiles Ltd.	1,052,061	5,432,719
*Ω	Varroc Engineering Ltd.	173,696	1,163,995
	Varun Beverages Ltd.	1,184,182	18,204,976
	Vedant Fashions Ltd.	4,357	52,761
	Vedanta Ltd.	3,143,839	10,430,993
	Venky's India Ltd.	37,741	895,430
	Vesuvius India Ltd.	25,618	1,092,419
	V-Guard Industries Ltd.	1,040,667	3,672,940
	Vimta Labs Ltd.	61,833	340,329
	Vinati Organics Ltd.	170,973	3,564,591
	Vindhya Telelinks Ltd.	27,832	823,282
	VIP Industries Ltd.	187,414	1,206,902
	Visaka Industries Ltd.	91,092	149,447
	VL E-Governance & IT Solutions Ltd.	287,515	248,247
*	V-Mart Retail Ltd.	25,164	661,205
*	Vodafone Idea Ltd.	24,788,464	4,257,649
	Voltamp Transformers Ltd.	20,185	1,962,877
	Voltas Ltd.	302,252	3,962,227
	VRL Logistics Ltd.	267,849	2,397,396
	VST Industries Ltd.	31,711	1,411,004
	VST Tillers Tractors Ltd.	25,237	1,012,832
	Websol Energy System Ltd.	4,816	21,404
	Welspun Corp. Ltd.	1,157,870	8,197,540
	Welspun Enterprises Ltd.	442,399	1,893,716
	Welspun Living Ltd.	2,934,249	5,805,861
	West Coast Paper Mills Ltd.	427,269	4,016,909
	Westlife Foodworld Ltd.	143,052	1,445,076

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Wheels India Ltd.	14,024	$111,180
	Whirlpool of India Ltd.	120,592	1,954,769
	Wipro Ltd.	3,904,053	22,275,332
*	Wockhardt Ltd.	335,579	1,843,686
	Wonderla Holidays Ltd.	91,031	966,957
*	Yes Bank Ltd.	31,282,558	9,066,260
*	Zee Entertainment Enterprises Ltd.	6,665,050	13,962,719
*	Zee Media Corp. Ltd.	2,362,482	419,962
	Zensar Technologies Ltd.	696,250	4,833,193
	ZF Commercial Vehicle Control Systems India Ltd.	209	40,287
*	Zomato Ltd.	8,113,857	13,598,201
	Zydus Lifesciences Ltd.	1,004,587	9,195,955
	Zydus Wellnes Ltd.	54,756	1,064,146
TOTAL INDIA			5,238,566,491
INDONESIA — (1.8%)
	ABM Investama Tbk. PT	2,033,400	439,053
	Ace Hardware Indonesia Tbk. PT	63,074,000	3,395,613
	Adaro Energy Indonesia Tbk. PT	84,508,300	12,813,733
*	Adaro Minerals Indonesia Tbk. PT	1,338,500	124,942
*	Adhi Karya Persero Tbk. PT	15,011,879	267,991
*	Adi Sarana Armada Tbk. PT	11,828,200	543,847
*	Agung Semesta Sejahtera Tbk. PT	29,109,300	18,506
	AKR Corporindo Tbk. PT	59,225,400	6,077,420
*	Alam Sutera Realty Tbk. PT	75,956,400	780,394
*	Allo Bank Indonesia Tbk. PT	1,007,600	76,695
	Aneka Tambang Tbk. PT	22,650,319	2,222,296
	Arwana Citramulia Tbk. PT	22,507,200	976,917
	Ashmore Asset Management Indonesia Tbk. PT	1,446,100	91,763
	Astra Agro Lestari Tbk. PT	4,141,622	1,811,943
	Astra International Tbk. PT	61,505,200	19,930,164
	Astra Otoparts Tbk. PT	5,706,300	809,252
*	Asuransi Maximus Graha Persada Tbk. PT	1,160,200	3,670
	Avia Avian Tbk. PT	1,773,500	65,177
*††	Bakrie Telecom Tbk. PT	35,294,139	0
*	Bali Bintang Sejahtera Tbk. PT	425,200	4,156
*	Bank Amar Indonesia Tbk. PT	11,162,610	197,914
	Bank BTPN Syariah Tbk. PT	15,621,000	1,572,478
*	Bank Bukopin Tbk. PT	142,642,188	695,444
*	Bank Capital Indonesia Tbk. PT	20,448,500	168,541
	Bank Central Asia Tbk. PT	91,803,500	55,543,540
*	Bank China Construction Bank Indonesia Tbk. PT	17,420,100	82,846
*	Bank Ganesha Tbk. PT	8,856,600	43,330
*	Bank Ina Perdana PT	2,350,300	628,782
*	Bank Jago Tbk. PT	2,460,600	498,646
	Bank Mandiri Persero Tbk. PT	115,248,972	48,521,589
*	Bank Mayapada International Tbk. PT	11,075,850	127,839
	Bank Maybank Indonesia Tbk. PT	9,420,600	144,381
*	Bank MNC Internasional Tbk. PT	30,635,900	112,835
*	Bank Nationalnobu Tbk. PT	4,674,725	260,763
	Bank Negara Indonesia Persero Tbk. PT	32,676,960	11,888,381
*	Bank Neo Commerce Tbk. PT	9,670,000	200,125
	Bank OCBC Nisp Tbk. PT	7,997,300	630,875
*	Bank Pan Indonesia Tbk. PT	31,855,800	2,217,946
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	30,121,257	2,222,082
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	31,858,200	1,311,579
	Bank Rakyat Indonesia Persero Tbk. PT	95,125,259	34,267,477
*	Bank Raya Indonesia Tbk. PT	430,000	7,886
	Bank Syariah Indonesia Tbk. PT	18,658,100	2,751,239

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Tabungan Negara Persero Tbk. PT	48,371,154	$3,997,320
	Barito Pacific Tbk. PT	72,104,710	4,836,876
	Bayan Resources Tbk. PT	1,074,400	1,340,528
*	Bekasi Fajar Industrial Estate Tbk. PT	5,123,100	43,206
	BFI Finance Indonesia Tbk. PT	64,076,400	4,932,115
*	Bintang Oto Global Tbk. PT	5,299,300	366,176
	BISI International Tbk. PT	11,631,812	1,127,335
	Blue Bird Tbk. PT	4,835,900	521,336
*	Buana Lintas Lautan Tbk. PT	117,727,800	1,194,277
*	Bukalapak.com Tbk. PT	37,170,100	451,224
	Bukit Asam Tbk. PT	32,722,000	5,415,311
*	Bumi Resources Minerals Tbk. PT	143,289,900	1,407,248
*	Bumi Resources Tbk. PT	324,665,800	1,867,394
*	Bumi Serpong Damai Tbk. PT	58,478,000	3,836,478
*	Bumi Teknokultura Unggul Tbk. PT	24,398,900	3,092
*	Capital Financial Indonesia Tbk. PT	3,408,400	160,097
	Catur Sentosa Adiprana Tbk. PT	864,200	33,031
*	Cemindo Gemilang PT	6,310,300	447,876
	Charoen Pokphand Indonesia Tbk. PT	20,012,060	5,679,855
Ω	Cikarang Listrindo Tbk. PT	7,638,100	341,478
	Ciputra Development Tbk. PT	76,437,315	6,066,715
*	Citra Marga Nusaphala Persada Tbk. PT	20,081,671	1,911,311
*	City Retail Developments Tbk. PT	11,633,200	103,319
	Dayamitra Telekomunikasi PT	1,403,000	60,427
	Delta Dunia Makmur Tbk. PT	38,835,900	933,933
	Dharma Satya Nusantara Tbk. PT	31,366,000	1,012,303
	Elang Mahkota Teknologi Tbk. PT	28,513,600	836,900
	Elnusa Tbk. PT	24,077,500	612,238
	Erajaya Swasembada Tbk. PT	79,750,300	2,068,585
*	Gajah Tunggal Tbk. PT	11,479,800	789,579
	Garudafood Putra Putri Jaya Tbk. PT	23,780,700	663,165
*	GoTo Gojek Tokopedia Tbk. PT	13,373,200	74,185
	Gudang Garam Tbk. PT	1,592,700	1,986,514
*	Harum Energy Tbk. PT	22,050,400	1,638,591
	Hexindo Adiperkasa Tbk. PT	1,298,056	472,820
	Impack Pratama Industri Tbk. PT	36,436,400	905,108
	Indah Kiat Pulp & Paper Tbk. PT	13,949,700	6,910,161
	Indika Energy Tbk. PT	22,311,900	1,949,004
	Indo Tambangraya Megah Tbk. PT	3,419,400	5,858,594
	Indocement Tunggal Prakarsa Tbk. PT	3,560,900	2,033,315
	Indofood CBP Sukses Makmur Tbk. PT	3,208,200	2,390,473
	Indofood Sukses Makmur Tbk. PT	25,932,400	10,478,200
	Indomobil Sukses Internasional Tbk. PT	5,021,800	442,309
	Indosat Tbk. PT	4,834,300	2,932,782
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	46,307,188	1,496,575
*	Integra Indocabinet Tbk. PT	12,027,700	227,039
*††	Inti Agri Resources Tbk. PT	10,879,700	0
*	Intiland Development Tbk. PT	11,725,900	142,361
	Japfa Comfeed Indonesia Tbk. PT	51,657,600	3,470,813
	Jasa Marga Persero Tbk. PT	8,712,658	2,758,009
	Jaya Real Property Tbk. PT	5,813,800	254,204
	Kalbe Farma Tbk. PT	65,163,600	6,236,377
*	Kapuas Prima Coal Tbk. PT	22,409,900	71,007
*	Kawasan Industri Jababeka Tbk. PT	119,659,845	932,714
	KMI Wire & Cable Tbk. PT	28,325,800	595,600
*	Krakatau Steel Persero Tbk. PT	35,041,337	313,337
	Lautan Luas Tbk. PT	329,800	24,356
*	Lippo Cikarang Tbk. PT	16,221,205	678,559
*	Lippo Karawaci Tbk. PT	324,039,762	1,642,232

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	M Cash Integrasi PT	90,400	$21,976
*	Mahkota Group Tbk. PT	1,511,200	56,012
*	Malindo Feedmill Tbk. PT	5,480,200	172,042
	Map Aktif Adiperkasa PT	28,935,600	1,777,207
	Matahari Department Store Tbk. PT	6,960,000	930,470
	Mayora Indah Tbk. PT	18,365,225	2,731,905
*	MD Pictures Tbk. PT	2,167,000	825,445
	Medco Energi Internasional Tbk. PT	63,757,160	4,916,405
	Media Nusantara Citra Tbk. PT	42,092,093	953,760
	Medikaloka Hermina Tbk. PT	33,678,000	2,783,807
*	Mega Manunggal Property Tbk. PT	2,014,300	40,342
*	Merdeka Copper Gold Tbk. PT	14,066,062	2,403,980
*	Metro Healthcare Indonesia Tbk. PT	54,025,000	561,358
	Metrodata Electronics Tbk. PT	31,337,100	1,031,673
	Metropolitan Kentjana Tbk. PT	33,300	58,567
	Mitra Adiperkasa Tbk. PT	67,009,800	8,299,736
	Mitra Keluarga Karyasehat Tbk. PT	16,263,800	2,774,275
	Mitra Pinasthika Mustika Tbk. PT	12,399,100	793,821
*	MNC Digital Entertainment Tbk. PT	4,378,800	829,866
*	MNC Land Tbk. PT	102,637,700	402,699
	Mulia Industrindo Tbk. PT	12,629,400	336,025
*	Multipolar Tbk. PT	49,085,700	211,320
*	NFC Indonesia Tbk. PT	130,200	28,507
	Nippon Indosari Corpindo Tbk. PT	19,741,289	1,427,801
*††	Omni Inovasi Indonesia Tbk. PT	17,703,800	21,036
	Pabrik Kertas Tjiwi Kimia Tbk. PT	7,384,900	2,924,357
*	Pacific Strategic Financial Tbk. PT	13,172,200	1,030,466
	Pakuwon Jati Tbk. PT	114,932,200	3,058,527
*	Panin Financial Tbk. PT	113,562,300	1,856,711
*	Paninvest Tbk. PT	7,925,300	426,965
	Pantai Indah Kapuk Dua Tbk. PT	92,600	28,422
	Perusahaan Gas Negara Tbk. PT	43,458,800	3,203,856
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	27,081,400	1,448,828
*††	Pool Advista Indonesia Tbk. PT	8,941,700	5,312
*	PP Persero Tbk. PT	23,336,190	608,887
	Prodia Widyahusada Tbk. PT	1,089,800	349,248
	Puradelta Lestari Tbk. PT	56,067,300	571,486
*	Quantum Clovera Investama Tbk. PT	5,169,200	328
	Ramayana Lestari Sentosa Tbk. PT	14,646,800	452,596
	Resource Alam Indonesia Tbk. PT	779,279	17,976
*††	Rimo International Lestari Tbk. PT	151,291,900	0
	Rukun Raharja Tbk. PT	1,002,500	85,038
	Salim Ivomas Pratama Tbk. PT	31,135,200	722,248
	Samator Indo Gas Tbk. PT	39,400	3,834
	Sampoerna Agro Tbk. PT	5,071,559	643,245
	Samudera Indonesia Tbk. PT	61,406,500	1,338,259
*	Sarana Meditama Metropolitan Tbk. PT	10,121,500	197,504
	Sarana Menara Nusantara Tbk. PT	54,021,100	3,038,667
	Sariguna Primatirta Tbk. PT	14,646,300	621,051
	Sawit Sumbermas Sarana Tbk. PT	30,728,100	2,316,296
*††	Sekawan Intipratama Tbk. PT	2,876,400	0
	Selamat Sempurna Tbk. PT	16,720,900	2,142,078
	Semen Baturaja Tbk. PT	12,933,000	195,006
	Semen Indonesia Persero Tbk. PT	11,619,086	4,563,249
	Siloam International Hospitals Tbk. PT	21,519,300	3,025,299
*	Sinar Mas Multiartha Tbk. PT	278,500	287,787
*††	Sri Rejeki Isman Tbk. PT	96,691,300	167,739
	Steel Pipe Industry of Indonesia PT	16,408,800	299,523
	Sumber Alfaria Trijaya Tbk. PT	34,740,200	5,830,599

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Summarecon Agung Tbk. PT	79,145,547	$2,809,071
	Surya Citra Media Tbk. PT	109,307,500	1,064,765
	Surya Esa Perkasa Tbk. PT	50,648,700	1,579,679
*	Surya Semesta Internusa Tbk. PT	32,469,000	841,675
*††	Suryainti Permata Tbk. PT	3,098,000	0
	Telkom Indonesia Persero Tbk. PT	55,290,600	13,868,367
#	Telkom Indonesia Persero Tbk. PT, ADR	365,576	9,197,892
	Temas Tbk. PT	23,173,000	242,673
	Tempo Scan Pacific Tbk. PT	3,032,300	397,617
	Timah Tbk. PT	17,784,067	647,716
	Tower Bersama Infrastructure Tbk. PT	4,457,000	551,085
*††	Trada Alam Minera Tbk. PT	173,119,000	0
	Transcoal Pacific Tbk. PT	2,619,600	1,220,228
	Trias Sentosa Tbk. PT	3,690,500	110,490
	Triputra Agro Persada PT	27,205,600	965,173
	Tunas Baru Lampung Tbk. PT	27,258,057	1,146,042
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	12,265,600	1,320,687
	Unilever Indonesia Tbk. PT	20,707,000	4,065,312
	United Tractors Tbk. PT	9,367,346	13,607,073
	Vale Indonesia Tbk. PT	7,912,250	1,940,278
*††	Waskita Beton Precast Tbk. PT	48,306,300	152,938
*††	Waskita Karya Persero Tbk. PT	52,554,757	253,115
	Wijaya Karya Beton Tbk. PT	12,323,200	80,416
*	Wijaya Karya Persero Tbk. PT	19,524,422	296,949
*	Wintermar Offshore Marine Tbk. PT	1,976,100	47,163
	XL Axiata Tbk. PT	44,053,345	6,470,722
TOTAL INDONESIA			463,254,565
KUWAIT — (0.3%)
	A'ayan Leasing & Investment Co. KSCP	5,486,169	3,389,828
*	Agility Public Warehousing Co. KSC	984,845	1,857,594
	Ahli United Bank KSCP	25,114	23,440
	Al Ahli Bank of Kuwait KSCP	313,499	256,916
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	465,705	307,441
	Al-Eid Food KSC	632,703	403,284
	Ali Alghanim Sons Automotive Co. KSCC	81,813	311,821
*	Alimtiaz Investment Group KSC	2,038,763	369,961
*	Arabi Group Holding KSC	210,037	396,850
	Arzan Financial Group for Financing & Investment KPSC	3,218,213	2,365,256
*	Asiya Capital Investments Co. KSCP	2,448,221	378,180
	Boubyan Bank KSCP	912,215	1,821,463
	Boubyan Petrochemicals Co. KSCP	292,001	565,010
	Boursa Kuwait Securities Co. KPSC	161,345	1,065,139
	Burgan Bank SAK	114,217	71,316
	Combined Group Contracting Co. SAK	649,445	920,839
	Commercial Facilities Co. SAKP	104,594	57,144
	Commercial Real Estate Co. KSC	1,185,653	408,713
	Gulf Bank KSCP	798,787	753,328
	Gulf Cables & Electrical Industries Group Co. KSCP	104,258	488,233
	Heavy Engineering & Ship Building Co. KSCP, Class B	267,624	738,033
	Humansoft Holding Co. KSC	214,081	2,390,049
	IFA Hotels & Resorts-KPSC	135,392	327,583
	Integrated Holding Co. KCSC	749,061	1,303,244
	Jazeera Airways Co. KSCP	131,575	487,362
	Kuwait Business Town Real Estate Co. KSCP	43,084	10,151
	Kuwait Cement Co. KSC	130,260	58,882
	Kuwait Finance House KSCP	7,115,063	17,862,857
	Kuwait Financial Centre SAK	114,478	47,280
	Kuwait International Bank KSCP	1,283,882	676,387

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Kuwait Real Estate Co. KSC	3,241,582	$2,530,015
	Kuwait Telecommunications Co.	595,599	1,142,775
	Mabanee Co. KPSC	376,998	944,027
	Mezzan Holding Co. KSCC	339,042	678,084
	Mobile Telecommunications Co. KSCP	557,201	953,131
	National Bank of Kuwait SAKP	5,572,779	17,760,401
	National Consumer Holding Co. SAK	785,860	295,212
	National Industries Group Holding SAK	1,439,142	1,118,553
	National Investments Co. KSCP	2,206,941	1,944,979
	Rasiyat Holding Co.	207,762	187,213
	Salhia Real Estate Co. KSCP	335,981	479,661
	Securities House KSC	272,312	50,035
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	611,038	337,810
*	Sultan Center Food Products Co. KSC	5,505	1,862
	Warba Bank KSCP	1,898,012	1,166,583
TOTAL KUWAIT			69,703,925
MALAYSIA — (1.5%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,085,585	880,513
	Able Global Bhd.	424,500	132,456
#	Aeon Co. M Bhd.	3,374,500	804,623
#	AEON Credit Service M Bhd.	1,744,280	2,174,022
#	AFFIN Bank Bhd.	4,103,443	2,280,279
	Ajinomoto Malaysia Bhd.	40,500	140,276
	Alliance Bank Malaysia Bhd.	6,696,400	4,853,844
	Allianz Malaysia Bhd.	139,400	563,696
	AME Elite Consortium Bhd.	461,000	174,681
	AMMB Holdings Bhd.	6,520,050	5,837,405
#	Ancom Nylex Bhd.	2,224,100	511,956
#*	Ann Joo Resources Bhd.	1,038,900	227,883
#	Astro Malaysia Holdings Bhd.	3,575,900	271,697
	Aurelius Technologies Bhd.	149,900	83,783
	Axiata Group Bhd.	10,410,735	5,998,283
*	Bahvest Resources Bhd.	323,100	31,655
#	Bank Islam Malaysia Bhd.	3,865,359	1,828,178
	Batu Kawan Bhd.	400,750	1,719,176
*	Berjaya Assets Bhd.	1,232,400	106,425
#*	Berjaya Corp. Bhd.	26,717,101	1,746,101
#	Berjaya Food Bhd.	2,767,019	315,300
*	Berjaya Land Bhd.	2,242,400	194,011
*	Bermaz Auto Bhd.	4,178,800	2,155,677
#	Beshom Holdings Bhd.	1,680,022	326,796
#	British American Tobacco Malaysia Bhd.	671,100	1,287,567
#*	Bumi Armada Bhd.	25,216,550	2,972,408
	Bursa Malaysia Bhd.	2,840,800	4,501,795
	Cahya Mata Sarawak Bhd.	4,275,800	946,563
	Carlsberg Brewery Malaysia Bhd., Class B	659,000	2,682,666
#	CB Industrial Product Holding Bhd.	2,888,820	799,732
	CELCOMDIGI Bhd.	7,077,420	6,340,424
	CIMB Group Holdings Bhd.	14,368,448	18,925,303
#*	Coastal Contracts Bhd.	1,119,200	394,691
#	CSC Steel Holdings Bhd.	1,264,100	333,320
	CTOS Digital Bhd.	311,800	92,754
*	Cypark Resources Bhd.	744,550	135,530
#*	D&O Green Technologies Bhd.	3,125,200	2,241,535
#	Datasonic Group Bhd.	1,579,900	146,561
	Dayang Enterprise Holdings Bhd.	4,149,863	1,790,278
#	Dialog Group Bhd.	6,295,384	2,434,665
#	DRB-Hicom Bhd.	7,785,400	2,211,330

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Dufu Technology Corp. Bhd.	1,323,800	$507,496
#	Duopharma Biotech Bhd.	1,098,251	292,408
	Dutch Lady Milk Industries Bhd.	85,500	430,827
	Eastern & Oriental Bhd.	2,367,000	446,156
#	Eco World Development Group Bhd.	5,388,400	1,499,978
*	Ecofirst Consolidated Bhd.	1,552,400	108,255
*	Ekovest Bhd.	12,587,350	1,468,952
#	Farm Fresh Bhd.	700,400	211,986
#	FGV Holdings Bhd.	688,300	208,134
#	Formosa Prosonic Industries Bhd.	542,200	336,450
	Fraser & Neave Holdings Bhd.	324,500	1,898,509
	Frontken Corp. Bhd.	5,566,400	4,056,716
*	Gadang Holdings Bhd.	2,291,200	185,739
	Gamuda Bhd.	5,351,047	5,710,068
#	Gas Malaysia Bhd.	709,600	490,178
	Genting Bhd.	4,393,900	4,377,252
#	Genting Malaysia Bhd.	4,865,800	2,772,454
	Genting Plantations Bhd.	941,500	1,268,642
#	George Kent Malaysia Bhd.	2,239,687	252,475
#	Globetronics Technology Bhd.	2,954,145	928,144
*	Greatech Technology Bhd.	101,800	98,038
#	Guan Chong Bhd.	1,290,100	452,171
#	HAP Seng Consolidated Bhd.	4,254,040	4,196,612
#	Hap Seng Plantations Holdings Bhd.	1,515,700	585,968
*	Hartalega Holdings Bhd.	5,193,700	3,005,955
#	Heineken Malaysia Bhd.	643,000	3,275,698
#*	Hengyuan Refining Co. Bhd.	844,900	551,207
#	Hextar Global Bhd.	1,097,100	218,568
	Hiap Teck Venture Bhd.	11,570,400	924,952
#	Hibiscus Petroleum Bhd.	5,858,440	3,274,565
	Hong Leong Bank Bhd.	509,765	2,068,835
	Hong Leong Capital Bhd.	56,300	50,144
	Hong Leong Financial Group Bhd.	1,114,498	3,868,400
	Hong Leong Industries Bhd.	506,400	989,749
	HSS Engineers Bhd.	313,900	71,086
#	Hume Cement Industries Bhd.	217,700	129,841
	Hup Seng Industries Bhd.	1,551,400	262,449
	IGB Bhd.	735,738	368,239
#	IHH Healthcare Bhd.	1,802,100	2,325,068
	IJM Corp. Bhd.	11,315,626	5,342,975
	Inari Amertron Bhd.	7,909,032	5,294,562
#	Insas Bhd.	4,362,802	1,068,015
#	IOI Corp. Bhd.	4,515,277	3,807,060
#	IOI Properties Group Bhd.	5,497,219	2,508,415
*	Iris Corp. Bhd.	779,200	12,257
#*	Iskandar Waterfront City Bhd.	3,034,000	532,860
#*	JAKS Resources Bhd.	11,627,360	454,758
#	Jaya Tiasa Holdings Bhd.	4,881,339	1,174,921
#*	JHM Consolidation Bhd.	634,900	92,264
	Keck Seng Malaysia Bhd.	409,300	490,483
#	Kelington Group Bhd.	1,292,400	599,112
	Kenanga Investment Bank Bhd.	1,986,800	452,239
	Kerjaya Prospek Group Bhd.	1,627,887	592,063
#	Kim Loong Resources Bhd.	1,212,260	521,572
#*	KNM Group Bhd.	15,379,881	277,183
#	Kobay Technology Bhd.	604,100	148,916
	Kossan Rubber Industries Bhd.	7,375,300	3,193,184
	KPJ Healthcare Bhd.	9,250,100	3,147,357
#	Kretam Holdings Bhd.	4,777,400	608,038

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	KSL Holdings Bhd.	1,180,100	$380,505
	Kuala Lumpur Kepong Bhd.	1,066,830	5,002,985
	Kumpulan Fima Bhd.	709,900	279,178
	Lagenda Properties Bhd.	1,089,100	335,799
	Land & General Bhd.	13,569,120	358,988
#	LBS Bina Group Bhd.	5,021,393	671,836
#	Leong Hup International Bhd.	2,405,300	282,003
#	Lii Hen Industries Bhd.	2,192,000	440,252
#*Ω	Lotte Chemical Titan Holding Bhd.	1,770,675	448,931
#	LPI Capital Bhd.	574,540	1,504,770
#	Magni-Tech Industries Bhd.	1,388,700	557,798
#	Magnum Bhd.	4,391,062	1,021,459
#	Mah Sing Group Bhd.	8,434,551	1,670,790
#	Malakoff Corp. Bhd.	8,503,100	1,184,124
	Malayan Banking Bhd.	7,849,450	15,353,506
	Malayan Flour Mills Bhd.	4,271,300	577,082
	Malaysia Airports Holdings Bhd.	2,944,383	4,787,837
#	Malaysia Building Society Bhd.	14,441,367	2,237,475
#	Malaysia Smelting Corp. Bhd.	1,039,400	448,512
	Malaysian Pacific Industries Bhd.	489,925	2,790,999
#	Malaysian Resources Corp. Bhd.	12,198,557	1,670,289
#	Matrix Concepts Holdings Bhd.	6,193,205	2,302,842
#	Maxis Bhd.	4,990,615	4,005,913
#	MBM Resources Bhd.	905,810	834,964
	Media Prima Bhd.	1,753,200	171,687
	Mega First Corp. Bhd.	3,697,000	3,055,278
	Mi Technovation Bhd.	454,400	190,683
	MISC Bhd.	2,199,460	3,414,057
#	MKH Bhd.	2,772,375	866,205
#	MNRB Holdings Bhd.	3,224,954	927,013
	MPHB Capital Bhd.	529,800	117,059
Ω	MR DIY Group M Bhd.	3,029,800	884,006
	MSM Malaysia Holdings Bhd.	419,100	208,869
	Muda Holdings Bhd.	252,200	75,697
*	Muhibbah Engineering M Bhd.	2,883,050	486,595
	My EG Services Bhd.	15,167,602	2,495,853
	Nestle Malaysia Bhd.	133,900	3,381,150
	Nextgreen Global Bhd.	49,200	9,935
*	Nylex Malaysia Bhd.	20,250	849
#*	OCK Group Bhd.	2,278,500	252,334
	Oriental Holdings Bhd.	972,540	1,314,646
#	OSK Holdings Bhd.	7,700,167	2,477,147
#	PA Resources Bhd.	1,297,000	86,079
#	Padini Holdings Bhd.	2,358,000	1,769,605
	Panasonic Manufacturing Malaysia Bhd.	50,500	191,399
	Pantech Group Holdings Bhd.	3,062,231	630,634
#	Paramount Corp. Bhd.	1,893,175	396,388
	Pecca Group Bhd.	226,300	62,636
	Pentamaster Corp. Bhd.	167,800	142,881
#	Perak Transit Bhd.	2,845,000	709,169
#	Petron Malaysia Refining & Marketing Bhd.	613,600	593,128
#	Petronas Chemicals Group Bhd.	5,329,800	7,617,944
	Petronas Dagangan Bhd.	747,200	3,368,061
	Petronas Gas Bhd.	1,214,908	4,553,886
#	PIE Industrial Bhd.	344,700	233,154
#*	Pos Malaysia Bhd.	465,800	48,168
	Power Root Bhd.	188,500	66,547
	PPB Group Bhd.	1,539,040	4,698,837
	Press Metal Aluminium Holdings Bhd.	6,686,660	6,692,286

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Public Bank Bhd.	25,473,055	$23,613,947
	QL Resources Bhd.	3,584,330	4,417,170
#	Ranhill Utilities Bhd.	1,452,377	346,270
*	Rapid Synergy Bhd.	6,600	1,746
	RCE Capital Bhd.	591,500	397,184
	RHB Bank Bhd.	5,785,307	6,843,986
#	Sam Engineering & Equipment M Bhd.	603,600	451,243
*	Sapura Energy Bhd.	40,752,188	388,903
#	Sarawak Oil Palms Bhd.	2,372,337	1,382,906
	Scientex Bhd.	4,677,384	3,957,182
	SEG International Bhd.	533,828	73,377
	SFP Tech Holdings Bhd.	674,700	125,578
#*	Shangri-La Hotels Malaysia Bhd.	253,500	106,452
	Sime Darby Bhd.	9,494,587	4,871,544
	Sime Darby Plantation Bhd.	4,799,961	4,476,135
#	Sime Darby Property Bhd.	12,436,087	2,019,731
#	SKP Resources Bhd.	6,074,725	866,969
*	Solarvest Holdings Bhd.	219,100	66,144
#	SP Setia Bhd. Group	9,180,659	1,740,946
#	Sports Toto Bhd.	4,680,473	1,473,291
#	Sunway Bhd.	5,687,290	3,217,846
#	Sunway Construction Group Bhd.	1,763,819	839,120
#	Supermax Corp. Bhd.	4,399,200	868,629
	Suria Capital Holdings Bhd.	345,780	151,945
#	Syarikat Takaful Malaysia Keluarga Bhd.	2,671,675	2,139,945
#	Ta Ann Holdings Bhd.	1,861,523	1,453,233
#	Taliworks Corp. Bhd.	2,377,766	431,605
	Tan Chong Motor Holdings Bhd.	864,500	178,944
#	TASCO Bhd.	858,600	148,925
	Telekom Malaysia Bhd.	2,674,628	3,342,692
#	Tenaga Nasional Bhd.	3,542,681	8,026,621
	Thong Guan Industries Bhd.	1,129,400	455,728
	TIME dotCom Bhd.	4,591,580	5,331,294
*	Top Glove Corp. Bhd.	15,815,260	3,104,977
#*	Tropicana Corp. Bhd.	5,039,732	1,341,136
#	TSH Resources Bhd.	5,667,950	1,221,284
#	Uchi Technologies Bhd.	1,664,240	1,364,735
#	UEM Edgenta Bhd.	1,822,900	389,183
#	UEM Sunrise Bhd.	6,225,545	1,348,674
#	Unisem M Bhd.	1,306,600	884,391
	United Malacca Bhd.	226,150	237,945
	United Plantations Bhd.	451,600	1,887,374
#	UOA Development Bhd.	7,755,300	2,965,461
*	UWC Bhd.	1,720,000	1,148,619
#*	Velesto Energy Bhd.	18,010,492	985,989
#	ViTrox Corp. Bhd.	1,236,200	1,810,554
	VS Industry Bhd.	7,635,600	1,161,757
#	WCT Holdings Bhd.	5,322,440	610,731
	Wellcall Holdings Bhd.	2,936,950	1,072,257
#	Westports Holdings Bhd.	3,219,500	2,586,180
#	Yinson Holdings Bhd.	7,549,980	4,102,094
*	YNH Property Bhd.	4,411,093	615,841
#	YTL Corp. Bhd.	12,986,994	6,402,767
#	YTL Power International Bhd.	5,081,287	4,398,135
TOTAL MALAYSIA			391,268,453
MEXICO — (2.7%)
	Alfa SAB de CV, Class A	27,388,079	21,418,444
#	Alpek SAB de CV	3,866,470	2,590,152

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Alsea SAB de CV	3,424,120	$13,434,670
#	America Movil SAB de CV, ADR	3,625,850	65,446,592
	America Movil SAB de CV, Class B	4,963,755	4,478,815
	Arca Continental SAB de CV	978,466	11,124,319
#*	Axtel SAB de CV	8,395,745	325,849
Ω	Banco del Bajio SA	3,548,846	13,544,647
#	Becle SAB de CV	741,078	1,380,412
	Bolsa Mexicana de Valores SAB de CV	2,864,652	5,822,010
*	Cemex SAB de CV	396,426	328,676
*	Cemex SAB de CV, Sponsored ADR	3,374,534	27,941,143
	Cia Minera Autlan SAB de CV, Class B	14,731	8,773
	Coca-Cola Femsa SAB de CV, Sponsored ADR	83,997	7,974,675
#	Coca-Cola Femsa SAB de CV	338,569	3,217,797
	Consorcio ARA SAB de CV	8,643,162	1,898,217
*	Controladora AXTEL SAB de CV	27,388,079	308,706
#*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	270,308	2,140,839
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,040,862	829,110
	Corp. Actinver SAB de CV	61,598	53,683
#	Corp. Inmobiliaria Vesta SAB de CV	3,392,972	12,892,564
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	222,600	321,972
	Corp. Moctezuma SAB de CV	398,200	1,735,177
	Cydsa SAB de CV	6,129	6,606
	Dine SAB de CV	7,300	12,300
	El Puerto de Liverpool SAB de CV, Class C1	600,618	4,213,033
#*††	Empresas ICA SAB de CV	4,691,828	0
*	Financiera Independencia SAB de CV SOFOM ENR	122,895	71,403
	Fomento Economico Mexicano SAB de CV	644,363	8,725,659
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	99,012	13,420,087
#	GCC SAB de CV	1,026,061	11,914,624
	Genomma Lab Internacional SAB de CV, Class B	5,583,583	4,570,937
	Gentera SAB de CV	7,884,445	10,705,603
	Gruma SAB de CV, Class B	1,013,420	18,959,489
	Grupo Aeroportuario del Centro Norte SAB de CV	1,482,286	13,547,826
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	31,056	4,841,320
#	Grupo Aeroportuario del Pacifico SAB de CV, Class B	979,586	15,253,118
	Grupo Aeroportuario del Sureste SAB de CV, ADR	7,643	2,234,355
#	Grupo Aeroportuario del Sureste SAB de CV, Class B	383,246	11,155,472
	Grupo Bimbo SAB de CV, Class A	3,979,743	18,095,732
#	Grupo Carso SAB de CV	1,958,790	18,343,420
	Grupo Comercial Chedraui SA de CV	2,487,982	16,830,360
#	Grupo Elektra SAB de CV	194,223	13,021,173
	Grupo Financiero Banorte SAB de CV, Class O	5,777,264	58,744,389
#*	Grupo Financiero Inbursa SAB de CV, Class O	6,020,389	17,797,251
*	Grupo Gigante SAB de CV	41,000	74,489
#	Grupo Herdez SAB de CV	1,711,550	4,496,778
	Grupo Hotelero Santa Fe SAB de CV	306,056	65,705
	Grupo Industrial Saltillo SAB de CV	320,237	477,058
	Grupo Mexico SAB de CV, Class B	8,616,438	44,415,093
#*	Grupo Pochteca SAB de CV	386,111	164,773
#	Grupo Rotoplas SAB de CV	457,318	737,597
*	Grupo Simec SAB de CV, Sponsored ADR	5,555	170,983
#*	Grupo Simec SAB de CV, Class B	1,299,357	13,661,310
#	Grupo Televisa SAB, Sponsored ADR	1,878,081	5,653,024
#	Grupo Televisa SAB	2,737,347	1,646,082
*Ω	Grupo Traxion SAB de CV	266,095	487,154
#*	Hoteles City Express SAB de CV	2,213,204	703,380
*	Industrias CH SAB de CV, Class B	1,887,647	20,936,688
#*	Industrias Penoles SAB de CV	749,542	9,844,230
	Kimberly-Clark de Mexico SAB de CV, Class A	5,049,226	11,464,646

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	KUO SAB De CV, Class B	271,325	$693,623
#	La Comer SAB de CV	5,036,115	11,774,294
	Megacable Holdings SAB de CV	4,174,064	10,670,704
#*	Minera Frisco SAB de CV, Class A1	5,848,090	1,083,892
*Ω	Nemak SAB de CV	14,928,683	3,651,614
	Operadora De Sites Mexicanos SAB de CV, Class A	2,003,306	2,176,558
	Orbia Advance Corp. SAB de CV	7,139,965	14,212,312
*	Organizacion Cultiba SAB de CV	194,351	132,962
	Organizacion Soriana SAB de CV, Class B	3,346,930	6,786,617
	Promotora y Operadora de Infraestructura SAB de CV	1,281,161	12,609,515
	Promotora y Operadora de Infraestructura SAB de CV, Class L	30,873	203,787
#	Qualitas Controladora SAB de CV	939,502	10,408,404
	Regional SAB de CV	1,906,113	17,640,806
#*	Sitios Latinoamerica SAB de CV	889,251	331,696
*	Vista Energy SAB de CV, ADR	42,238	1,383,717
	Vitro SAB de CV, Class A	423,513	342,029
	Wal-Mart de Mexico SAB de CV	6,537,662	27,003,015
TOTAL MEXICO			697,785,934
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	39,716	203,742
	Cia de Minas Buenaventura SAA, ADR	157,251	2,385,498
	Credicorp Ltd.	128,764	19,112,441
*††	Fossal SAA, ADR	36	0
TOTAL PERU			21,701,681
PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	780,700	123,193
	A Soriano Corp.	818,000	174,418
	Aboitiz Equity Ventures, Inc.	4,266,990	3,673,076
	Aboitiz Power Corp.	3,974,700	2,682,354
	ACEN Corp.	8,850,667	667,147
*††	ACR Mining Corp.	11,905	0
	Alliance Global Group, Inc.	24,384,894	4,916,142
	Alsons Consolidated Resources, Inc.	2,484,000	23,926
	Apex Mining Co., Inc.	15,411,000	795,188
*	Atlas Consolidated Mining & Development Corp.	4,306,100	256,051
	Ayala Corp.	376,380	4,535,067
	Ayala Land, Inc.	4,747,320	2,868,832
*	AyalaLand Logistics Holdings Corp.	4,380,200	133,177
	Bank of the Philippine Islands	3,967,976	7,775,534
	BDO Unibank, Inc.	6,658,805	17,141,680
	Belle Corp.	28,836,700	604,317
*	Bloomberry Resorts Corp.	23,949,100	4,761,824
*	Cebu Air, Inc.	1,887,740	1,096,676
*	Cebu Holdings, Inc.	2,065,000	237,661
*Ω	CEMEX Holdings Philippines, Inc.	99,731	1,622
	Century Pacific Food, Inc.	6,067,150	3,546,729
	China Banking Corp.	2,221,190	1,247,306
	COL Financial Group, Inc.	1,337,000	59,488
*	Converge Information & Communications Technology Solutions, Inc.	6,569,700	1,081,001
	Cosco Capital, Inc.	15,486,600	1,383,983
	D&L Industries, Inc.	15,869,600	1,795,199
*	DITO CME Holdings Corp.	3,364,900	146,831
	DMCI Holdings, Inc.	26,286,900	5,018,378
	DoubleDragon Corp.	4,113,790	569,947
	East West Banking Corp.	5,848,850	910,496
	Emperador, Inc.	3,852,800	1,406,254

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Filinvest Development Corp.	267,400	$26,494
	Filinvest Land, Inc.	121,976,687	1,494,659
	First Gen Corp.	877,300	283,959
	First Philippine Holdings Corp.	2,595,920	2,982,854
	Ginebra San Miguel, Inc.	4,910	14,340
	Global Ferronickel Holdings, Inc.	15,615,756	562,414
	Global-Estate Resorts, Inc.	488,000	7,115
	Globe Telecom, Inc.	99,714	3,078,574
	GT Capital Holdings, Inc.	462,862	5,475,083
*	Integrated Micro-Electronics, Inc.	5,987,440	265,699
	International Container Terminal Services, Inc.	2,236,892	9,672,334
	JG Summit Holdings, Inc.	5,986,276	4,073,191
	Jollibee Foods Corp.	1,282,327	5,785,484
	Keepers Holdings, Inc.	114,000	2,939
	LT Group, Inc.	12,983,000	2,190,375
	MacroAsia Corp.	1,707,196	119,635
	Manila Electric Co.	450,520	2,898,921
	Manila Water Co., Inc.	10,346,400	3,309,073
	Max's Group, Inc.	684,500	40,178
	Megawide Construction Corp.	1,950,270	114,887
	Megaworld Corp.	68,757,300	2,390,526
	Metropolitan Bank & Trust Co.	5,694,749	5,768,448
Ω	Monde Nissin Corp.	303,300	47,419
	Nickel Asia Corp.	22,726,540	1,954,234
	Petron Corp.	22,616,000	1,355,877
*††	Philcomsat Holdings Corp.	410,332	582,388
	Philex Mining Corp.	6,265,350	345,694
*	Philippine National Bank	2,756,366	913,864
	Philippine Stock Exchange, Inc.	84,552	284,684
*††	Philtown Properties, Inc.	16,675	0
*	Phoenix Petroleum Philippines, Inc.	2,542,870	194,381
	PLDT, Inc., Sponsored ADR	122,759	2,743,664
	PLDT, Inc.	161,950	3,662,354
	Premium Leisure Corp.	26,286,000	326,611
	Puregold Price Club, Inc.	7,427,880	3,666,119
*	PXP Energy Corp.	2,088,200	139,370
	RFM Corp.	6,096,300	314,702
	Rizal Commercial Banking Corp.	2,919,464	1,191,340
	Robinsons Land Corp.	19,279,818	5,475,818
	Robinsons Retail Holdings, Inc.	2,168,620	1,358,227
	San Miguel Corp.	3,471,280	6,660,622
	San Miguel Food & Beverage, Inc.	664,170	582,592
	Security Bank Corp.	2,433,718	3,071,408
	Semirara Mining & Power Corp.	4,805,300	2,642,586
	Shakey's Pizza Asia Ventures, Inc.	366,600	68,613
*	Shell Pilipinas Corp.	1,919,540	367,711
	SM Investments Corp.	238,240	3,803,430
	SM Prime Holdings, Inc.	8,626,190	5,247,295
	Synergy Grid & Development Phils, Inc.	1,248,100	169,446
*	Top Frontier Investment Holdings, Inc.	155,417	263,790
	Union Bank of the Philippines	3,649,242	2,897,309
	Universal Robina Corp.	2,351,930	4,664,489
	Vista Land & Lifescapes, Inc.	54,816,800	1,712,486
	Vistamalls, Inc.	912,800	38,054
	Wilcon Depot, Inc.	4,688,400	1,825,383
TOTAL PHILIPPINES			178,762,639
POLAND — (1.1%)
*	11 bit studios SA	5,440	800,767

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	AB SA	7,833	$141,927
*	Action SA	25,852	125,415
#*	Agora SA	250,631	706,633
*	Alior Bank SA	781,377	14,696,794
*Ω	Allegro.eu SA	240,945	1,818,918
#*	Amica SA	29,857	578,460
#*	AmRest Holdings SE	331,325	2,178,576
#	Apator SA	66,576	252,382
#	Arctic Paper SA	104,145	569,255
#	ASBISc Enterprises PLC	263,495	1,899,764
	Asseco Poland SA	137,511	2,504,946
	Asseco South Eastern Europe SA	16,316	218,427
	Auto Partner SA	231,518	1,484,288
	Bank Handlowy w Warszawie SA	147,179	3,796,567
*	Bank Millennium SA	3,341,690	6,996,344
*	Bank Ochrony Srodowiska SA	121,413	336,220
	Bank Polska Kasa Opieki SA	420,015	16,156,334
	Benefit Systems SA	3,206	1,775,824
#*	Bioton SA	193,900	176,451
#*	BNPP Bank Polska SA	1,641	35,561
#	Boryszew SA	1,581,311	2,317,185
	Budimex SA	76,056	13,011,986
*	CCC SA	138,474	2,012,236
#	CD Projekt SA	121,177	3,163,063
#	Celon Pharma SA	49,619	185,530
#*	CI Games SA	903,379	405,378
#	Cognor Holding SA	731,477	1,381,115
	ComArch SA	15,966	836,985
	Creepy Jar SA	683	100,579
	Cyber Folks SA	8,239	185,913
#*	Cyfrowy Polsat SA	923,627	2,500,220
	Develia SA	1,334,669	1,646,195
*Ω	Dino Polska SA	97,231	10,493,909
	Dom Development SA	38,362	1,562,987
	Echo Investment SA	23,210	24,482
*	Enea SA	1,724,342	4,100,134
	Eurocash SA	516,701	1,956,374
*	Fabryki Mebli Forte SA	103,961	596,964
	Globe Trade Centre SA	254,305	349,899
*	Grenevia SA	957,703	725,013
#*	Grupa Azoty SA	351,336	2,096,414
#	Grupa Kety SA	65,486	11,138,053
#*	ING Bank Slaski SA	86,700	5,449,416
	Inter Cars SA	33,725	4,603,686
#*	Jastrzebska Spolka Weglowa SA	526,457	5,670,602
	KGHM Polska Miedz SA	367,920	10,250,485
	KRUK SA	100,822	11,415,192
*	Lentex SA	24,376	43,858
	LPP SA	3,166	12,305,256
#*	Lubawa SA	24,192	16,446
#	Lubelski Wegiel Bogdanka SA	108,390	928,324
*	mBank SA	43,984	5,846,510
	Mirbud SA	442,613	896,676
#	ML System SA	846	11,293
	Mo-BRUK SA	10,352	806,452
	Mostostal Zabrze SA	76,864	75,000
	Neuca SA	6,330	1,391,842
*	Newag SA	511	2,555
	Orange Polska SA	2,152,548	4,597,753

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	ORLEN SA	2,210,095	$34,460,749
*	Pepco Group NV	250,521	1,371,676
*	PGE Polska Grupa Energetyczna SA	2,493,401	5,250,470
*	PKP Cargo SA	264,213	923,512
	PlayWay SA	3,974	309,877
#*	Polimex-Mostostal SA	537,567	554,036
	Powszechna Kasa Oszczednosci Bank Polski SA	992,246	12,589,646
	Powszechny Zaklad Ubezpieczen SA	955,372	11,502,834
#	Santander Bank Polska SA	41,517	5,028,484
*	Selvita SA	9,746	144,061
#	Stalexport Autostrady SA	1,099,378	829,619
	Synektik SA	19,801	425,675
*	Tauron Polska Energia SA	7,541,731	6,894,027
	TEN Square Games SA	4,304	110,013
	Text SA	63,425	1,534,211
*	Torpol SA	42,760	287,342
#	Unimot SA	6,330	201,017
#	Votum SA	10,633	125,384
	VRG SA	1,244,652	1,052,075
#	Warsaw Stock Exchange	122,584	1,340,861
	Wawel SA	149	27,464
	Wirtualna Polska Holding SA	29,804	880,935
#Ω	XTB SA	331,252	3,731,905
#*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	6,819	114,909
#*	Zespol Elektrowni Patnow Adamow Konin SA	72,162	360,156
TOTAL POLAND			272,402,751
QATAR — (0.8%)
	Aamal Co.	10,224,988	2,428,355
	Al Khaleej Takaful Group QSC	1,261,255	979,928
	Al Meera Consumer Goods Co. QSC	611,571	2,168,337
	Alijarah Holding Co. QPSC	2,395,286	505,297
*	Baladna	6,955,898	2,135,510
	Barwa Real Estate Co.	8,756,034	6,922,471
	Commercial Bank PSQC	3,836,224	5,526,119
	Doha Bank QPSC	9,595,512	4,486,038
	Doha Insurance Co. QSC	573,576	401,670
*	Estithmar Holding QPSC	4,281,948	2,321,641
	Gulf International Services QSC	10,507,525	8,120,519
	Gulf Warehousing Co.	2,389,475	2,130,675
	Industries Qatar QSC	1,025,850	3,373,387
*	Lesha Bank LLC	6,519,186	2,279,572
	Mannai Corp. QSC	1,247,146	1,341,769
	Masraf Al Rayan QSC	12,332,673	7,954,283
*	Mazaya Real Estate Development QPSC	4,927,806	913,519
	Medicare Group	1,086,468	1,442,575
	Mesaieed Petrochemical Holding Co.	5,316,170	2,450,826
	Ooredoo QPSC	3,025,964	8,882,743
	Qatar Aluminum Manufacturing Co.	19,481,898	6,838,152
	Qatar Electricity & Water Co. QSC	1,280,026	6,087,416
	Qatar Fuel QSC	983,257	4,234,829
	Qatar Gas Transport Co. Ltd.	12,732,055	12,129,239
	Qatar Industrial Manufacturing Co. QSC	476,785	385,557
*	Qatar Insurance Co. SAQ	3,114,606	1,955,200
	Qatar International Islamic Bank QSC	1,957,397	5,602,226
	Qatar Islamic Bank SAQ	1,772,166	9,477,984
	Qatar Islamic Insurance Group	99,603	242,719
	Qatar National Bank QPSC	12,964,291	55,143,243
	Qatar National Cement Co. QSC	1,240,229	1,451,092

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Navigation QSC	2,275,983	$6,456,647
*	Salam International Investment Ltd. QSC	8,164,448	1,448,327
	United Development Co. QSC	15,111,365	4,306,967
	Vodafone Qatar QSC	16,287,799	8,485,375
*	Widam Food Co.	239,475	143,612
	Zad Holding Co.	62,400	235,426
TOTAL QATAR			191,389,245
RUSSIA — (0.0%)
*††	Gazprom PJSC, Sponsored ADR	4,512,952	0
*††	Lukoil PJSC, Sponsored ADR	627,750	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	604,821	0
*††	Mechel PJSC, Sponsored ADR	137,371	0
*††	MMC Norilsk Nickel PJSC, ADR	1,014,840	0
*††	Mobile TeleSystems PJSC, ADR	279,109	0
*††	Novatek PJSC, GDR	35,141	0
*††	Novolipetsk Steel PJSC, GDR	199,492	0
*††	PhosAgro PJSC	1,846	0
*††	PhosAgro PJSC, GDR	286,515	0
*††	Polyus PJSC, GDR	30,972	0
*††	Rostelecom PJSC, Sponsored ADR	405,087	0
*††	RusHydro PJSC, ADR	4,546,575	0
*††	Sberbank of Russia PJSC, Sponsored ADR	3,144,384	0
*††	Severstal PAO, GDR	286,030	0
*††	Tatneft PJSC, Sponsored ADR	412,671	0
*††	VTB Bank PJSC, GDR	7,638,337	0
SAUDI ARABIA — (4.0%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	1,525,313	1,085,143
	Abdullah Al Othaim Markets Co.	3,026,390	11,066,109
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	82,324	656,321
	ACWA Power Co.	105,427	6,732,068
	Advanced Petrochemical Co.	595,012	6,035,000
	Al Babtain Power & Telecommunication Co.	359,981	2,757,771
*	Al Gassim Investment Holding Co.	110,105	514,704
	Al Hammadi Holding	368,563	6,012,018
*	Al Hassan Ghazi Ibrahim Shaker Co.	194,828	1,541,331
	Al Jouf Agricultural Development Co.	105,918	1,354,111
*	Al Jouf Cement Co.	533,079	1,675,059
	Al Kathiri Holding Co.	61,990	44,387
*	Al Khaleej Training & Education Co.	311,422	2,385,213
	Al Masane Al Kobra Mining Co.	96,729	1,391,285
	Al Moammar Information Systems Co.	110,999	3,921,483
	Al Rajhi Bank	3,883,026	86,680,435
*	Al Rajhi Co. for Co-operative Insurance	10,033	168,878
*	Al Yamamah Steel Industries Co.	222,950	1,816,564
*	AlAbdullatif Industrial Investment Co.	264,152	1,110,867
	Alamar Foods	50,574	1,234,892
	Alandalus Property Co.	298,390	1,841,343
	Alaseel Co.	1,462,665	1,715,779
*	Al-Baha Development & Investment Co.	13,329,700	458,569
	Aldrees Petroleum & Transport Services Co.	244,387	10,517,732
*	Al-Etihad Cooperative Insurance Co.	222,047	1,110,549
	Alinma Bank	2,390,574	26,330,414
*	AlJazira Takaful Ta'awuni Co.	331,031	1,487,944
*	AlKhorayef Water & Power Technologies Co.	37,241	2,137,067
*	Allianz Saudi Fransi Cooperative Insurance Co.	246,434	1,222,236
*	Allied Cooperative Insurance Group	25,314	91,810
	Almarai Co. JSC	763,174	11,617,160

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Almunajem Foods Co.	70,191	$1,607,301
*	Alujain Corp.	242,828	2,674,454
*	Amana Cooperative Insurance Co.	129,085	402,329
	Amlak International Finance Co.	39,215	140,767
*	Anaam International Holding Group Co.	180,590	51,457
	Arab National Bank	1,236,479	8,221,792
*	Arabia Insurance Cooperative Co.	61,533	242,059
	Arabian Cement Co.	464,668	3,848,288
	Arabian Centres Co. Ltd.	728,405	3,942,272
	Arabian Contracting Services Co.	72,868	5,046,574
	Arabian Internet & Communications Services Co.	74,930	6,537,698
*	Arabian Pipes Co.	21,587	724,595
*	Arabian Shield Cooperative Insurance Co.	90,525	448,517
	Arriyadh Development Co.	788,856	4,602,452
	Astra Industrial Group	301,448	10,363,240
	Ataa Educational Co.	22,170	442,326
	Baazeem Trading Co.	23,170	431,564
	Bank AlBilad	1,489,082	17,654,209
*	Bank Al-Jazira	3,079,874	16,547,681
	Banque Saudi Fransi	747,621	7,951,118
	Basic Chemical Industries Ltd.	150,776	1,299,965
*	Batic Investments & Logistic Co.	1,243,200	668,761
	Bawan Co.	298,959	3,789,592
	BinDawood Holding Co.	393,344	690,273
	Bupa Arabia for Cooperative Insurance Co.	236,964	13,047,060
*	Buruj Cooperative Insurance Co.	140,737	799,958
	Catrion Catering Holding Co.	225,228	6,916,875
*	Chubb Arabia Cooperative Insurance Co.	100,069	976,624
	City Cement Co.	613,362	2,874,081
	Co. for Cooperative Insurance	322,268	10,529,146
	Dallah Healthcare Co.	176,733	7,781,990
*	Dar Al Arkan Real Estate Development Co.	2,519,702	8,708,547
	Dr Sulaiman Al Habib Medical Services Group Co.	225,018	17,394,385
	East Pipes Integrated Co. for Industry	22,829	526,571
	Eastern Province Cement Co.	386,154	3,666,253
	Electrical Industries Co.	5,576,912	4,829,855
*	Emaar Economic City	3,271,895	6,929,260
	Etihad Etisalat Co.	2,662,404	37,002,366
*	Fawaz Abdulaziz Al Hokair & Co., Class C	306,458	1,378,988
	Fitaihi Holding Group	1,173,695	951,229
*	Gulf General Cooperative Insurance Co.	162,757	313,973
	Gulf Insurance Group	245,759	2,127,190
*	Gulf Union Cooperative Insurance Co.	131,428	527,794
	Hail Cement Co.	462,287	1,416,467
	Herfy Food Services Co.	203,359	1,751,602
	Jarir Marketing Co.	2,217,440	9,003,469
*	Jazan Development & Investment Co.	241,378	912,004
	L'Azurde Co. for Jewelry	329,138	1,264,409
	Leejam Sports Co. JSC	157,006	8,083,557
*	Liva Insurance Co.	145,404	781,771
	Maharah Human Resources Co.	149,638	2,759,902
*	Malath Cooperative Insurance Co.	198,820	931,980
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	376,018	1,340,237
*	Methanol Chemicals Co.	334,633	1,654,160
*	Middle East Healthcare Co.	296,116	7,865,837
	Middle East Paper Co.	300,284	3,011,985
*	Middle East Specialized Cables Co.	156,229	838,799
	Mobile Telecommunications Co. Saudi Arabia	5,290,605	18,819,116
	Mouwasat Medical Services Co.	323,938	10,237,433

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Nahdi Medical Co.	81,895	$3,070,987
	Najran Cement Co.	699,145	1,926,696
*	Nama Chemicals Co.	130,940	1,144,748
	Naseej International Trading Co.	15,161	250,150
*	National Agriculture Development Co.	1,104,538	8,782,342
	National Co. for Glass Industries	135,051	1,461,201
	National Co. for Learning & Education	54,466	2,156,650
	National Gas & Industrialization Co.	175,523	3,186,715
*	National Gypsum	126,443	775,216
*	National Industrialization Co., Class C	2,583,471	8,043,941
	National Medical Care Co.	130,310	6,579,281
*	National Metal Manufacturing & Casting Co.	64,209	317,400
	Nayifat Finance Co.	96,510	361,503
	Northern Region Cement Co.	838,638	2,240,341
	Qassim Cement Co.	228,968	3,604,117
*	Rabigh Refining & Petrochemical Co.	1,845,326	4,488,537
*	Raydan Food Co.	52,418	350,006
	Retal Urban Development Co.	136,779	324,527
	Riyad Bank	3,404,495	25,694,820
	SABIC Agri-Nutrients Co.	787,580	26,853,153
	Sahara International Petrochemical Co.	1,612,983	13,505,489
*	Saudi Arabian Amiantit Co.	24,202	449,027
*	Saudi Arabian Cooperative Insurance Co.	118,730	498,845
*	Saudi Arabian Mining Co.	2,895,460	35,731,494
Ω	Saudi Arabian Oil Co.	5,215,336	42,484,598
	Saudi Automotive Services Co.	243,218	5,130,705
	Saudi Awwal Bank	2,003,469	19,139,855
	Saudi Basic Industries Corp.	1,262,858	26,178,532
*††	Saudi Cable Co.	1,315	968
	Saudi Cement Co.	525,717	6,752,477
	Saudi Ceramic Co.	391,677	2,727,613
	Saudi Chemical Co. Holding	3,595,528	4,431,496
*	Saudi Co. For Hardware CJSC	24,345	244,828
	Saudi Electricity Co.	1,679,515	8,474,707
*	Saudi Ground Services Co.	382,450	4,242,936
*	Saudi Industrial Development Co.	29,674	87,812
	Saudi Industrial Investment Group	1,245,764	6,731,755
	Saudi Investment Bank	1,092,772	4,537,600
*	Saudi Kayan Petrochemical Co.	4,009,471	9,794,282
	Saudi Marketing Co.	185,293	1,223,395
	Saudi National Bank	4,067,296	43,924,879
*	Saudi Paper Manufacturing Co.	113,252	1,496,295
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	287,274	2,611,701
*	Saudi Printing & Packaging Co., Class C	165,909	701,196
*	Saudi Public Transport Co.	595,167	3,197,267
*	Saudi Real Estate Co.	898,471	4,330,695
*	Saudi Reinsurance Co.	414,784	2,538,141
*	Saudi Research & Media Group	224,088	12,389,919
*	Saudi Steel Pipe Co.	115,367	1,036,761
	Saudi Tadawul Group Holding Co.	25,614	1,410,545
	Saudi Telecom Co.	5,877,617	63,957,894
*	Saudi Vitrified Clay Pipe Co. Ltd.	19,476	261,555
	Saudia Dairy & Foodstuff Co.	87,353	8,382,654
	Savola Group	1,227,520	14,703,784
*	Scientific & Medical Equipment House Co.	22,631	283,961
*	Seera Group Holding	1,253,251	9,882,518
	SHL Finance Co.	40,053	181,407
*	Sinad Holding Co.	546,281	1,835,079
	Southern Province Cement Co.	370,813	3,823,738

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Sumou Real Estate Co.	14,879	$190,132
	Sustained Infrastructure Holding Co.	403,393	3,315,339
*	Tabuk Agriculture	58,775	257,662
*	Tabuk Cement Co.	431,873	1,496,307
	Taiba Investments Co.	462,617	3,520,093
*	Takween Advanced Industries Co.	124,237	629,454
	Tanmiah Food Co.	29,081	762,698
	Theeb Rent A Car Co.	110,180	1,904,545
*	Umm Al-Qura Cement Co.	306,351	1,287,811
*	United Co.-operative Assurance Co.	4,410	9,940
	United Electronics Co.	294,370	6,987,149
	United International Transportation Co.	346,011	7,647,288
	United Wire Factories Co.	137,682	1,093,867
*	Walaa Cooperative Insurance Co.	325,391	1,736,550
*	Wataniya Insurance Co.	68,006	358,401
	Yamama Cement Co.	804,122	6,510,244
	Yanbu Cement Co.	519,579	4,223,434
	Yanbu National Petrochemical Co.	796,856	8,150,180
	Zahrat Al Waha For Trading Co., Class C	92,273	923,627
*	Zamil Industrial Investment Co.	242,357	1,657,963
TOTAL SAUDI ARABIA			1,016,591,817
SINGAPORE — (0.0%)
*††	Tech-Pro, Inc.	37,652,000	0
SOUTH AFRICA — (2.9%)
	Absa Group Ltd.	2,957,482	25,823,306
	Adcock Ingram Holdings Ltd.	525,370	1,574,854
	Advtech Ltd.	4,468,106	6,416,335
	AECI Ltd.	1,086,135	5,851,383
	African Rainbow Minerals Ltd.	809,540	7,996,610
	Afrimat Ltd.	395,238	1,371,588
	Alexander Forbes Group Holdings Ltd.	1,344,553	457,104
	Altron Ltd., Class A	390,373	207,679
	Anglo American Platinum Ltd.	160,543	6,796,799
	Aspen Pharmacare Holdings Ltd.	1,367,484	14,135,169
	Astral Foods Ltd.	363,358	3,064,119
*	Aveng Ltd.	13,862	5,606
	AVI Ltd.	2,330,123	10,342,307
	Barloworld Ltd.	2,165,719	8,642,078
	Bid Corp. Ltd.	655,302	15,860,076
	Bidvest Group Ltd.	1,241,558	16,327,745
*	Blue Label Telecoms Ltd.	3,665,341	684,720
#*	Brait PLC	4,298,176	420,683
	Capitec Bank Holdings Ltd.	109,530	11,665,715
	Cashbuild Ltd.	161,400	1,450,870
	Caxton & CTP Publishers & Printers Ltd.	47,312	26,847
	City Lodge Hotels Ltd.	1,661,297	422,332
	Clicks Group Ltd.	998,063	16,043,039
	Coronation Fund Managers Ltd.	1,556,587	2,590,862
#	Curro Holdings Ltd.	677,529	436,422
	DataTec Ltd.	4,037,563	8,836,947
Ω	Dis-Chem Pharmacies Ltd.	1,824,247	2,938,253
	Discovery Ltd.	1,359,505	10,050,568
	DRDGOLD Ltd.	1,452,689	1,137,294
	Exxaro Resources Ltd.	1,109,951	11,058,024
	Famous Brands Ltd.	449,246	1,367,902
	FirstRand Ltd.	9,620,974	34,844,478
	Foschini Group Ltd.	2,677,317	16,210,633

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Gold Fields Ltd., Sponsored ADR	3,095,785	$45,817,618
	Grindrod Ltd.	3,993,310	2,600,497
	Harmony Gold Mining Co. Ltd.	608,097	3,801,056
	Harmony Gold Mining Co. Ltd., Sponsored ADR	3,714,550	22,993,064
	Hudaco Industries Ltd.	251,026	2,129,723
	Impala Platinum Holdings Ltd.	3,260,168	12,654,840
	Investec Ltd.	1,269,836	8,379,494
	Italtile Ltd.	988,804	633,878
	JSE Ltd.	534,560	2,473,210
*	KAP Ltd.	14,751,870	1,756,723
	Kumba Iron Ore Ltd.	210,430	6,190,617
	Lewis Group Ltd.	1,017,343	2,311,013
	Life Healthcare Group Holdings Ltd.	10,505,937	10,383,575
	Merafe Resources Ltd.	8,594,486	613,383
*	Metair Investments Ltd.	1,713,067	1,335,079
	MiX Telematics Ltd., Sponsored ADR	40,982	388,919
	Momentum Metropolitan Holdings	11,843,131	13,229,210
	Motus Holdings Ltd.	1,308,289	7,315,781
	Mpact Ltd.	1,397,429	2,197,560
	Mr Price Group Ltd.	1,592,104	14,556,590
	MTN Group Ltd.	7,099,792	36,114,100
*	MultiChoice Group	1,843,837	7,370,618
	Naspers Ltd., Class N	62,711	10,518,133
	Nedbank Group Ltd.	1,357,980	15,766,840
	NEPI Rockcastle NV	1,464,426	9,853,016
	Netcare Ltd.	7,946,278	6,040,177
	Ninety One Ltd.	1,609,854	3,562,450
	Northam Platinum Holdings Ltd.	1,634,544	11,017,620
	Oceana Group Ltd.	666,695	2,571,837
	Old Mutual Ltd.	18,877,559	12,562,651
	Omnia Holdings Ltd.	1,590,994	5,495,635
	OUTsurance Group Ltd.	253,798	567,391
#Ω	Pepkor Holdings Ltd.	8,131,574	8,361,430
	Pick n Pay Stores Ltd.	2,606,032	3,255,812
*	PPC Ltd.	9,159,765	1,766,450
	PSG Financial Services Ltd.	1,884,598	1,585,382
	Raubex Group Ltd.	1,566,981	2,494,775
*	RCL Foods Ltd.	234,589	110,730
	Reunert Ltd.	1,480,160	4,751,177
	RFG Holdings Ltd.	538,736	387,429
	Sanlam Ltd.	3,177,305	12,126,949
	Santam Ltd.	266,263	4,115,598
	Sappi Ltd.	5,119,594	12,192,786
	Sasol Ltd.	1,226,575	10,653,671
#	Sasol Ltd., Sponsored ADR	517,378	4,423,582
	Shoprite Holdings Ltd.	1,479,446	21,440,997
#	Sibanye Stillwater Ltd.	11,543,925	13,912,027
#	Sibanye Stillwater Ltd., ADR	991,853	4,800,570
*	Southern Sun Ltd.	665,061	192,883
#*	SPAR Group Ltd.	1,263,554	7,576,853
#	Spur Corp. Ltd.	581,516	951,289
	Stadio Holdings Ltd.	205,049	54,006
	Standard Bank Group Ltd.	2,789,965	29,700,892
	Sun International Ltd.	1,541,372	3,479,488
	Super Group Ltd.	4,317,064	6,454,174
*	Telkom SA SOC Ltd.	2,811,805	4,230,257
	Thungela Resources Ltd.	237,864	1,522,571
	Tiger Brands Ltd.	909,249	10,211,147
#*	Transaction Capital Ltd.	2,042,784	893,789

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Trencor Ltd.	752,676	$283,008
	Truworths International Ltd.	2,524,237	10,513,014
	Tsogo Sun Limited	2,784,165	1,716,227
	Vodacom Group Ltd.	1,296,448	6,454,586
*	Wilson Bayly Holmes-Ovcon Ltd.	496,217	3,454,208
	Woolworths Holdings Ltd.	3,970,135	14,727,094
*	Zeda Ltd.	2,062,501	1,400,992
TOTAL SOUTH AFRICA			738,456,488
SOUTH KOREA — (11.6%)
*	3S Korea Co. Ltd.	69,140	160,845
*	ABco Electronics Co. Ltd.	36,624	323,156
	Able C&C Co. Ltd.	3,890	20,735
*	Abpro Bio Co. Ltd.	780,310	311,550
*	Ace Technologies Corp.	59,866	119,213
	Actro Co. Ltd.	1,907	10,734
*	ADTechnology Co. Ltd.	26,899	521,735
*	Advanced Nano Products Co. Ltd.	12,078	855,637
*	Advanced Process Systems Corp.	107,371	1,707,981
	Aekyung Chemical Co. Ltd.	102,118	961,105
*	Aekyung Industrial Co. Ltd.	44,796	545,749
*	AfreecaTV Co. Ltd.	47,915	3,718,953
*	Agabang&Company	117,433	457,772
*	Ahnlab, Inc.	25,194	1,370,598
*	Air Busan Co. Ltd.	89,485	199,450
*	AJ Networks Co. Ltd.	134,295	484,751
*	Ajin Industrial Co. Ltd.	283,426	879,170
*	AJINEXTEK Co. Ltd.	13,275	92,344
*	AJU Steel Co. Ltd.	1,796	9,223
*	AK Holdings, Inc.	29,430	353,855
#*	Alteogen, Inc.	29,310	1,692,201
*	ALUKO Co. Ltd.	426,390	1,078,900
*	Amicogen, Inc.	100,597	457,899
*	Aminologics Co. Ltd.	122,330	130,367
*	Amo Greentech Co. Ltd.	41,442	328,798
*	Amorepacific Corp.	30,653	2,703,897
*	Amorepacific Group	101,488	1,864,899
*	Amotech Co. Ltd.	50,336	289,230
*	Anam Electronics Co. Ltd.	350,342	565,964
*	Ananti, Inc.	483,433	2,204,906
*	Anapass, Inc.	14,032	270,521
*	Anterogen Co. Ltd.	20,810	215,972
*	Apact Co. Ltd.	79,693	214,030
*	Aplus Asset Advisor Co. Ltd.	9,766	29,192
*	Aprogen Biologics	767,829	105,011
*	Aprogen, Inc.	305,375	208,349
*	APS, Inc.	64,536	375,263
*	APTC Co. Ltd.	66,770	681,907
*	Aroot Co. Ltd.	828,142	308,349
	Asia Cement Co. Ltd.	133,153	1,049,947
	ASIA Holdings Co. Ltd.	6,687	956,303
*	Asia Pacific Satellite, Inc.	18,143	194,514
	Asia Paper Manufacturing Co. Ltd.	39,943	1,280,723
*	Asiana Airlines, Inc.	65,155	592,086
*	ASTORY Co. Ltd.	11,969	103,291
*	Atec Co. Ltd.	28,831	286,119
*	A-Tech Solution Co. Ltd.	31,296	250,540
#*	Atinum Investment Co. Ltd.	262,898	604,970
*	ATON, Inc.	42,480	134,717

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	AUK Corp.	87,783	$155,984
*	Aurora World Corp.	31,833	167,725
#*	Autech Corp.	39,895	133,242
*	Avaco Co. Ltd.	35,219	329,697
*	Avatec Co. Ltd.	14,672	139,090
	Baiksan Co. Ltd.	100,615	746,237
*	Barunson Entertainment & Arts Corp.	83,794	42,717
*	Beno Tnr, Inc.	71,189	206,930
*	BGF Co. Ltd.	229,686	646,424
#*	BGF retail Co. Ltd.	25,405	2,688,810
*	BGFecomaterials Co. Ltd.	47,912	168,107
#*	BH Co. Ltd.	208,075	2,833,383
*	BHI Co. Ltd.	83,532	479,024
*	Binex Co. Ltd.	98,561	754,075
*	Binggrae Co. Ltd.	44,093	1,735,668
*	Bio Plus Co. Ltd.	107,965	572,260
*	Biodyne Co. Ltd.	10,882	398,697
*	Bioneer Corp.	55,914	1,050,081
*	BioSmart Co. Ltd.	73,541	179,602
*	Biotoxtech Co. Ltd.	25,706	112,212
	BIT Computer Co. Ltd.	53,480	293,320
*	Bixolon Co. Ltd.	15,244	62,328
*	BNC Korea Co. Ltd.	152,347	430,616
	BNK Financial Group, Inc.	1,109,997	6,242,942
*	Boditech Med, Inc.	83,307	1,036,747
*	Bohae Brewery Co. Ltd.	405,514	163,814
	BoKwang Industry Co. Ltd.	70,064	263,778
*	Bookook Securities Co. Ltd.	9,158	165,159
#*	Boryung	172,506	1,562,562
*	Bosung Power Technology Co. Ltd.	93,356	213,474
	Brand X Co. Ltd.	54,229	231,245
*	Bubang Co. Ltd.	174,490	319,412
*††	Bucket Studio Co. Ltd.	176,492	28,564
#*	Bukwang Pharmaceutical Co. Ltd.	105,235	514,364
*	Bumhan Fuel Cell Co. Ltd.	9,810	136,910
*	BusinessOn Communication Co. Ltd.	15,631	147,710
*	BYC Co. Ltd.	642	198,868
*	Byucksan Corp.	283,069	524,406
	C&C International Corp.	4,941	253,193
*	Cafe24 Corp.	35,138	590,797
*	CammSys Corp.	314,156	381,044
	Camus Engineering & Construction, Inc.	152,240	182,316
*	Cape Industries Ltd.	112,673	355,673
#	Caregen Co. Ltd.	53,474	857,461
*	Carelabs Co. Ltd.	10,501	33,039
*	Cell Biotech Co. Ltd.	4,308	36,982
*	Celltrion Pharm, Inc.	24,689	1,880,793
	Celltrion, Inc.	294,278	39,489,350
*	Cellumed Co. Ltd.	29,881	44,691
#*	Chabiotech Co. Ltd.	91,111	1,239,404
*	Changhae Ethanol Co. Ltd.	22,808	156,709
	Cheil Worldwide, Inc.	350,041	4,817,744
*	Chemtronics Co. Ltd.	80,307	1,300,318
*	Chemtros Co. Ltd.	49,361	224,434
	Cheryong Electric Co. Ltd.	60,381	917,540
*	ChinHung International, Inc.	442,675	343,956
	Chinyang Holdings Corp.	117,186	274,502
*	Chips&Media, Inc.	60,311	1,161,301
*	Choa Pharmaceutical Co.	62,267	84,368

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Choil Aluminum Co. Ltd.	376,620	$564,545
*	Chokwang Paint Ltd.	12,595	56,224
#*	Chong Kun Dang Pharmaceutical Corp.	43,780	3,606,822
*	Chongkundang Holdings Corp.	18,849	850,256
*	Choong Ang Vaccine Laboratory	39,433	309,671
*††	Chorokbaem Media Co. Ltd.	85,628	259,838
*	Chunbo Co. Ltd.	6,874	424,796
*	CJ Bioscience, Inc.	4,742	51,296
*	CJ CGV Co. Ltd.	216,016	891,347
	CJ CheilJedang Corp.	47,430	10,357,299
#*	CJ Corp.	91,976	6,460,264
*	CJ ENM Co. Ltd.	85,628	4,573,968
*	CJ Freshway Corp.	56,020	1,026,450
*	CJ Logistics Corp.	45,694	4,650,193
*	CJ Seafood Corp.	77,976	167,785
*	CKD Bio Corp.	21,707	364,184
#*	Classys, Inc.	64,487	1,483,619
*	CLIO Cosmetics Co. Ltd.	19,541	415,199
*	CMG Pharmaceutical Co. Ltd.	291,151	480,674
*	CoAsia Corp.	26,292	126,355
*	Com2uS Holdings Corp.	27,762	797,848
#	Com2uSCorp	55,872	1,904,444
*	Comtec Systems Co. Ltd.	211,665	119,308
*	ContentreeJoongAng Corp.	15,998	143,986
*	Coreana Cosmetics Co. Ltd.	68,200	138,186
*	Corentec Co. Ltd.	17,764	152,384
*	COSMAX NBT, Inc.	38,308	180,957
*	Cosmax, Inc.	57,393	4,979,849
*	Cosmecca Korea Co. Ltd.	36,441	1,014,163
*	CosmoAM&T Co. Ltd.	45,604	4,508,226
#*	Cosmochemical Co. Ltd.	63,106	1,340,557
*	Coway Co. Ltd.	267,182	11,082,630
*	Coweaver Co. Ltd.	28,980	130,272
#	COWELL FASHION Co. Ltd.	166,221	713,630
	Cowintech Co. Ltd.	32,160	601,892
*	CR Holdings Co. Ltd.	91,550	394,690
#*	Creas F&C Co. Ltd.	36,950	214,322
#*	Creative & Innovative System	122,904	873,413
	Creverse, Inc.	11,319	138,469
*	CrystalGenomics Invites Co. Ltd.	218,426	446,010
*	CS Bearing Co. Ltd.	26,378	179,751
#	CS Wind Corp.	24,936	1,062,077
*	CTC BIO, Inc.	31,400	209,563
*	CTR Mobility Co. Ltd.	10,350	86,226
*	Cuckoo Holdings Co. Ltd.	44,340	526,055
#*	Cuckoo Homesys Co. Ltd.	73,992	1,110,969
*	Curexo, Inc.	8,560	93,402
*	Cymechs, Inc.	47,447	491,303
*	D&C Media Co. Ltd.	3,170	63,684
*	D.I Corp.	108,389	484,269
*	DA Technology Co. Ltd.	68,087	143,606
	Dae Hwa Pharmaceutical Co. Ltd.	33,963	225,905
*	Dae Hyun Co. Ltd.	135,654	199,702
*	Dae Won Chemical Co. Ltd.	59,802	81,551
*	Dae Won Kang Up Co. Ltd.	296,769	1,147,689
*	Dae Young Packaging Co. Ltd.	33,087	29,985
*††	Dae Yu Co. Ltd.	20,309	13,132
*	Daea TI Co. Ltd.	144,672	352,300
*	Daebo Magnetic Co. Ltd.	16,482	331,073

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daebongls Co. Ltd.	18,298	$117,448
#*	Daechang Co. Ltd.	417,687	419,278
*	Daechang Forging Co. Ltd.	74,139	320,406
*	Daedong Corp.	166,571	1,838,567
*	Daeduck Co. Ltd.	134,234	637,676
*	Daeduck Electronics Co. Ltd.	211,394	3,805,293
*	Daehan Flour Mill Co. Ltd.	7,107	698,986
*	Daehan New Pharm Co. Ltd.	88,137	571,827
*	Daehan Steel Co. Ltd.	101,612	997,207
*	Daeho AL Co. Ltd.	12,818	10,661
*	Dae-Il Corp.	160,165	501,949
#*	Daejoo Electronic Materials Co. Ltd.	12,221	630,210
*	Daejung Chemicals & Metals Co. Ltd., Class C	10,820	135,001
*	Daeryuk Can Co. Ltd.	73,845	219,974
#*	Daesang Corp.	199,876	2,781,943
*	Daesang Holdings Co. Ltd.	126,994	930,655
*	Daesung Energy Co. Ltd.	34,364	227,535
*	Daesung Holdings Co. Ltd.	2,949	19,935
*	Daesung Industrial Co. Ltd.	155,922	449,557
*	Daesung Private Equity, Inc.	23,583	30,180
*	Daewon Cable Co. Ltd.	48,088	43,987
*	Daewon Media Co. Ltd.	45,487	404,062
*	Daewon Pharmaceutical Co. Ltd.	112,699	1,233,562
*	Daewon San Up Co. Ltd.	77,011	352,251
#*	Daewoo Engineering & Construction Co. Ltd.	1,010,061	2,970,357
*	Daewoong Co. Ltd.	101,684	1,768,014
#*	Daewoong Pharmaceutical Co. Ltd.	20,204	1,670,168
*	Dahaam E-Tec Co. Ltd.	1,420	6,962
*	Daihan Pharmaceutical Co. Ltd.	38,122	803,337
*	Daishin Securities Co. Ltd.	251,710	2,907,328
#*	Danal Co. Ltd.	325,580	969,200
*	Daol Investment & Securities Co. Ltd.	309,984	835,230
*	Daou Data Corp.	135,899	1,465,832
*	Daou Technology, Inc.	232,303	3,457,017
*	Dasan Networks, Inc.	215,767	653,585
#*	Dawonsys Co. Ltd.	61,221	673,335
*	DB Financial Investment Co. Ltd.	254,025	748,069
#*	DB HiTek Co. Ltd.	191,033	7,082,029
*	DB Insurance Co. Ltd.	288,688	19,043,535
*	DB, Inc.	776,991	927,829
*	DCM Corp.	29,903	242,879
*	Dear U Co. Ltd.	25,947	578,144
*	Dentis Co. Ltd.	13,365	85,914
*	Dentium Co. Ltd.	35,264	2,982,792
*	Deutsch Motors, Inc.	187,853	689,067
*	Device ENG Co. Ltd.	32,272	351,801
*	Devsisters Co. Ltd.	7,293	220,066
*	Dexter Studios Co. Ltd.	52,813	338,740
*	DGB Financial Group, Inc.	1,229,306	8,295,139
*	DI Dong Il Corp.	87,271	1,782,970
	Digital Daesung Co. Ltd.	99,231	420,935
	Digital Imaging Technology Co. Ltd., Class C	6,767	97,051
*	DIO Corp.	43,488	620,196
*	Display Tech Co. Ltd.	40,201	155,016
*	DK Tech Co. Ltd.	18,361	122,607
*	DL Construction Co. Ltd.	55,042	617,500
#*	DL E&C Co. Ltd.	196,905	6,124,520
#*	DL Holdings Co. Ltd.	82,486	3,471,134
*††	DMOA Co. Ltd.	348,388	74,841

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	DMS Co. Ltd.	153,172	$716,050
	DN Automotive Corp.	15,045	975,956
*	DNF Co. Ltd.	30,839	483,074
*	Dohwa Engineering Co. Ltd.	61,323	346,727
*	Dong Ah Tire & Rubber Co. Ltd.	29,142	261,877
*	Dong-A Hwasung Co. Ltd.	71,838	398,810
	Dong-A Socio Holdings Co. Ltd.	18,792	1,502,752
*	Dong-A ST Co. Ltd.	34,263	1,747,329
*	Dong-Ah Geological Engineering Co. Ltd.	4,567	49,350
*	Dongbang Transport Logistics Co. Ltd.	360,619	613,306
*	Dongbu Corp.	79,852	318,311
*	Dongil Industries Co. Ltd.	9,770	332,683
*	Dongjin Semichem Co. Ltd.	145,204	4,180,366
	Dongkoo Bio & Pharma Co. Ltd.	84,071	357,494
	DongKook Pharmaceutical Co. Ltd.	140,453	1,877,924
*	Dongkuk CM Co. Ltd.	108,059	534,982
#*	Dongkuk Holdings Co. Ltd.	122,394	684,218
*	Dongkuk Industries Co. Ltd.	235,708	868,794
*	Dongkuk Steel Mill Co. Ltd.	286,705	2,441,494
#*	Dongkuk Structures & Construction Co. Ltd.	134,387	310,113
	Dongsuh Cos., Inc.	65,025	841,768
*	Dongsung Chemical Co. Ltd.	247,310	822,794
*	Dongsung Finetec Co. Ltd.	92,936	796,466
*	Dongsung Pharmaceutical Co. Ltd.	23,076	94,707
#*	Dongwha Enterprise Co. Ltd.	12,073	557,368
*	Dongwha Pharm Co. Ltd.	147,186	1,063,199
*	Dongwon Development Co. Ltd.	309,466	702,486
*	Dongwon F&B Co. Ltd.	58,750	1,447,445
*	Dongwon Industries Co. Ltd.	34,945	974,284
	Dongwon Metal Co. Ltd.	62,218	78,157
#*	Dongwon Systems Corp.	21,938	504,239
*	Dongwoon Anatech Co. Ltd.	56,292	865,220
*	Dongyang E&P, Inc.	46,076	638,235
*	Dongyang Steel Pipe Co. Ltd.	329,822	184,511
	Doosan Bobcat, Inc.	292,483	11,138,929
*	Doosan Co. Ltd.	53,000	3,583,869
*	Doosan Enerbility Co. Ltd.	843,277	9,741,495
#*	Doosan Fuel Cell Co. Ltd.	71,410	1,104,386
#*	Doosan Tesna, Inc.	65,450	2,195,599
*	DoubleUGames Co. Ltd.	96,650	3,039,528
*	Douzone Bizon Co. Ltd.	65,587	2,347,747
*	Dream Security Co. Ltd.	179,054	466,005
*	Dreamtech Co. Ltd.	250,970	2,184,650
*	Drgem Corp.	9,679	77,405
#*	DRTECH Corp.	86,895	245,422
*	DSC Investment, Inc.	69,323	166,556
*	DSK Co. Ltd.	49,029	182,459
*	Duck Yang Industry Co. Ltd.	110,160	393,534
*	Duckshin Housing Co. Ltd.	116,165	163,566
#*	Duk San Neolux Co. Ltd.	48,214	1,390,052
*	Duksan Hi-Metal Co. Ltd.	141,517	741,583
*	Duksan Techopia Co. Ltd.	14,836	206,102
*	Duksung Co. Ltd.	50,787	264,865
*	DY Corp.	130,490	547,486
*	DY POWER Corp.	57,319	539,753
	DYPNF Co. Ltd.	8,597	143,437
*††	E Investment&Development Co. Ltd.	198,639	77,691
#	E1 Corp.	16,818	770,085
*	Eagon Industrial Ltd.	27,394	128,700

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Easy Bio, Inc.	144,848	$362,447
*	Easy Holdings Co. Ltd.	336,081	719,025
*	EBEST Investment & Securities Co. Ltd.	109,317	349,884
	Echo Marketing, Inc.	88,158	633,761
*	Eco&Dream Co. Ltd.	13,113	293,599
*	Ecoplastic Corp.	284,886	949,725
#*	Ecopro BM Co. Ltd.	88,866	14,105,857
#*	Ecopro Co. Ltd.	50,632	18,886,251
#*	Ecopro HN Co. Ltd.	40,972	1,767,793
*	e-Credible Co. Ltd.	17,635	173,645
*	EG Corp.	14,702	111,983
*††	Ehwa Technologies Information Co. Ltd.	397,669	100,412
*	Elentec Co. Ltd.	94,320	656,897
*	E-MART, Inc.	68,581	3,990,436
*	EMKOREA Co. Ltd.	129,004	224,651
	EMRO, Inc.	25,404	1,228,974
#*	EM-Tech Co. Ltd.	55,505	1,566,138
*	Enchem Co. Ltd.	8,658	1,050,018
*	ENF Technology Co. Ltd.	81,082	1,408,421
*	Enzychem Lifesciences Corp.	177,509	230,047
#*	Eo Technics Co. Ltd.	20,193	2,583,269
*	Estechpharma Co. Ltd.	27,367	132,885
*	ESTsoft Corp.	13,783	335,741
*††	E-TRON Co. Ltd.	1,461,912	164,303
*	Eubiologics Co. Ltd.	45,583	369,193
*	Eugene Corp.	383,347	981,989
*	Eugene Investment & Securities Co. Ltd.	520,930	1,502,073
	Eugene Technology Co. Ltd.	47,724	1,497,764
*	Eusu Holdings Co. Ltd.	84,717	383,993
*	Eutilex Co. Ltd.	31,676	63,976
*	EV Advanced Material Co. Ltd.	132,221	313,276
*	E-World	106,750	191,902
*	Exem Co. Ltd.	214,352	389,619
*	Exicon Co. Ltd.	20,744	252,077
*	Eyegene, Inc.	30,857	72,321
*	F&F Co. Ltd.	63,105	3,351,272
*	F&F Holdings Co. Ltd.	28,308	314,056
*	Farmsco	35,837	79,035
*	FarmStory Co. Ltd.	368,633	445,928
*	Fasoo Co. Ltd.	23,858	152,426
#	Fila Holdings Corp.	213,345	6,499,338
*	Fine M-Tec Co. Ltd.	20,938	137,666
#*	Fine Semitech Corp.	41,333	661,414
*	FineTek Co. Ltd.	82,202	54,230
*	Firstec Co. Ltd.	71,326	170,215
*	Flask Co. Ltd.	108,978	74,858
#*	Foosung Co. Ltd.	213,577	1,319,010
*	FSN Co. Ltd.	14,926	31,942
*	Fursys, Inc.	12,434	285,273
*	FutureChem Co. Ltd.	36,615	233,369
*	Gabia, Inc.	56,359	726,082
*	GAEASOFT	64,303	407,750
*	Galaxia Moneytree Co. Ltd.	46,249	322,771
*	GAMSUNG Corp. Co. Ltd.	335,408	665,517
*	Gaon Cable Co. Ltd.	24,046	402,259
*	GC Cell Corp.	22,000	659,358
*	GemVax & Kael Co. Ltd.	23,581	224,048
*	Gemvaxlink Co. Ltd.	343,807	364,595
*	GeneOne Life Science, Inc.	167,400	316,282

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Genexine, Inc.	105,306	$670,847
*	Genie Music Corp.	128,744	316,848
*	Genohco, Inc.	7,365	92,792
*	GENOLUTION, Inc.	7,718	22,832
*	Genome & Co.	8,073	57,548
*	Genoray Co. Ltd.	26,427	138,534
*	Geumhwa PSC Co. Ltd.	12,218	234,037
*	Giantstep, Inc.	6,784	75,749
*	Gigalane Co. Ltd.	86,184	79,528
*	Global Standard Technology Co. Ltd.	68,665	1,693,680
*	Global Tax Free Co. Ltd.	110,717	361,801
*	GMB Korea Corp.	30,083	97,009
*	GOLFZON Co. Ltd.	24,541	1,470,700
*	Golfzon Newdin Holdings Co. Ltd.	165,504	460,570
*††	Good People Co. Ltd.	28,336	1,996
#*	Gradiant Corp.	61,315	607,981
#*	Grand Korea Leisure Co. Ltd.	144,691	1,376,327
	Green Chemical Co. Ltd.	47,001	240,130
*	Green Cross Corp.	21,875	1,766,307
#*	Green Cross Holdings Corp.	143,208	1,585,405
*	Green Cross Wellbeing Corp.	28,361	182,452
*	GS Engineering & Construction Corp.	373,109	4,206,362
*	GS Global Corp.	386,859	743,088
*	GS Holdings Corp.	343,205	11,902,119
*	GS Retail Co. Ltd.	247,952	4,138,146
*	Gwangju Shinsegae Co. Ltd.	20,680	473,265
#*	Hae In Corp.	46,546	187,501
*	HAESUNG DS Co. Ltd.	65,044	2,437,198
*	Haesung Industrial Co. Ltd.	60,761	353,694
*	Haitai Confectionery & Foods Co. Ltd.	47,827	191,000
*	Han Kuk Carbon Co. Ltd.	169,791	1,354,145
	Hana Financial Group, Inc.	1,120,092	40,051,605
#*	Hana Materials, Inc.	41,471	1,459,848
#*	Hana Micron, Inc.	244,621	4,657,120
*	Hana Pharm Co. Ltd.	40,053	398,907
*	Hana Technology Co. Ltd.	9,035	354,851
*	Hana Tour Service, Inc.	12,162	580,596
*	Hanall Biopharma Co. Ltd.	5,417	125,006
*	Hancom, Inc.	67,854	1,237,488
*	Handok, Inc.	61,644	632,451
*	Handsome Co. Ltd.	130,559	1,821,995
#	Hanil Cement Co. Ltd.	141,003	1,270,392
*	Hanil Feed Co. Ltd.	125,980	431,151
	Hanil Holdings Co. Ltd.	83,731	705,704
	Hanil Hyundai Cement Co. Ltd.	16,007	177,770
*	Hanil Iron & Steel Co. Ltd.	52,836	96,636
*	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	50,401
*	Hanjin Kal Corp.	12,473	683,589
*	Hanjin Transportation Co. Ltd.	61,248	1,104,069
*	Hankook Shell Oil Co. Ltd.	3,721	632,380
*††	Hankook Technology, Inc.	161,324	7,615
*	Hankook Tire & Technology Co. Ltd.	309,742	11,855,094
*	Hankuk Steel Wire Co. Ltd.	5,471	14,869
*	Hanmi Pharm Co. Ltd.	22,090	5,359,284
*	Hanmi Science Co. Ltd.	16,994	499,335
*	Hanmi Semiconductor Co. Ltd.	73,642	3,211,509
*	HanmiGlobal Co. Ltd.	72,303	1,014,828
*	Hannong Chemicals, Inc.	23,594	255,020
	Hanon Systems	721,372	3,366,843

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hansae Co. Ltd.	123,984	$1,903,165
*	Hansae Yes24 Holdings Co. Ltd.	91,848	318,108
*	Hanshin Construction Co. Ltd.	32,542	179,447
*	Hanshin Machinery Co.	70,585	271,007
*	Hansol Chemical Co. Ltd.	38,665	5,787,220
*	Hansol Holdings Co. Ltd.	274,343	589,180
*	Hansol HomeDeco Co. Ltd.	390,369	234,148
*	Hansol IONES Co. Ltd.	98,993	694,200
*	Hansol Logistics Co. Ltd.	67,728	122,901
	Hansol Paper Co. Ltd.	156,096	1,251,556
*	Hansol Technics Co. Ltd.	215,873	1,083,851
#	Hanssem Co. Ltd.	19,500	697,318
*	Hansung Cleantech Co. Ltd.	86,152	119,834
*	Hanwha Aerospace Co. Ltd.	124,811	12,889,647
*	Hanwha Corp.	162,433	3,305,200
*	Hanwha Galleria Corp.	735,931	743,397
*	Hanwha General Insurance Co. Ltd.	508,870	1,658,783
*	Hanwha Investment & Securities Co. Ltd.	812,205	2,253,997
*	Hanwha Life Insurance Co. Ltd.	1,841,204	4,179,813
*	Hanwha Ocean Co. Ltd.	47,577	781,868
*	Hanwha Solutions Corp.	243,510	6,049,420
*	Hanwha Systems Co. Ltd.	92,796	1,070,324
*	Hanyang Digitech Co. Ltd.	28,484	335,521
*	Hanyang Eng Co. Ltd.	89,216	1,092,438
*	Hanyang Securities Co. Ltd.	52,012	369,595
*	Harim Co. Ltd.	383,091	1,018,636
*	Harim Holdings Co. Ltd.	388,675	2,184,290
*	HB SOLUTION Co. Ltd.	128,299	410,411
*	HB Technology Co. Ltd.	536,976	844,738
	HD Hyundai Co. Ltd.	212,495	11,325,911
*	HD Hyundai Construction Equipment Co. Ltd.	113,283	4,309,248
*	HD Hyundai Electric Co. Ltd.	58,843	4,506,376
*	HD Hyundai Energy Solutions Co. Ltd.	40,030	709,774
*	HD Hyundai Infracore Co. Ltd.	1,096,387	6,321,581
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	96,434	8,182,091
*	HDC Holdings Co. Ltd.	172,565	944,626
*	HDC Hyundai Development Co-Engineering & Construction, Class E	270,824	3,625,755
*	HDC Hyundai Engineering Plastics Co. Ltd.	69,161	224,703
*	HDCLabs Co. Ltd.	24,286	137,610
*	Hecto Financial Co. Ltd.	14,446	242,188
*	Hecto Innovation Co. Ltd.	57,078	607,435
*	Heerim Architects & Planners	43,660	224,857
#*	Helixmith Co. Ltd.	161,218	399,019
	Heung-A Shipping Co. Ltd.	199,852	468,254
*	Heungkuk Fire & Marine Insurance Co. Ltd.	101,870	256,103
#*	HFR, Inc.	48,313	613,455
	Hironic Co. Ltd.	9,739	66,706
#*	Hite Jinro Co. Ltd.	175,168	2,751,259
*	Hitejinro Holdings Co. Ltd.	58,912	377,761
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	177,793	385,298
*	HJ Shipbuilding & Construction Co. Ltd.	122,887	317,538
#*	HK inno N Corp.	39,393	1,232,983
*	HL D&I Halla Corp.	169,989	263,519
*	HL Holdings Corp.	46,730	1,164,616
*	HL Mando Co. Ltd.	191,746	5,033,479
*	HLB Biostep Co. Ltd.	76,789	203,623
*	HLB Global Co. Ltd.	25,718	109,724
*	HLB Life Science Co. Ltd.	167,186	1,974,677
*	HLB PANAGENE Co. Ltd.	8,291	27,234

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	HLB Therapeutics Co. Ltd.	126,221	$617,712
#*	HLB, Inc.	61,866	3,120,431
#*	HMM Co. Ltd.	1,355,791	19,485,958
	Home Center Holdings Co. Ltd.	506,503	430,506
*	Homecast Co. Ltd.	75,268	158,668
#	Hotel Shilla Co. Ltd.	112,072	4,881,625
*	HS Industries Co. Ltd.	296,468	744,214
*	HSD Engine Co. Ltd.	138,493	887,242
#*	Hugel, Inc.	18,348	2,084,297
*	Humax Co. Ltd.	188,683	423,156
	Humedix Co. Ltd.	34,240	709,027
*	Huneed Technologies	7,797	36,872
#	Huons Co. Ltd.	43,784	1,126,795
	Huons Global Co. Ltd.	46,938	785,492
*	Husteel Co. Ltd.	262,811	988,903
*	Huvis Corp.	129,579	373,830
*	Huvitz Co. Ltd.	57,550	782,004
*	Hwa Shin Co. Ltd.	162,790	1,404,369
*	Hwacheon Machine Tool Co. Ltd.	2,339	55,813
#*	Hwail Pharm Co. Ltd.	265,824	364,739
*	Hwangkum Steel & Technology Co. Ltd.	67,513	369,402
#*	Hwaseung Enterprise Co. Ltd.	89,585	513,340
*	HwaSung Industrial Co. Ltd.	53,535	425,676
*	HYBE Co. Ltd.	5,160	777,989
*	Hy-Lok Corp.	60,893	1,133,968
#*	Hyosung Advanced Materials Corp., Class C	13,171	3,218,107
*	Hyosung Corp.	47,105	2,215,292
*	Hyosung Heavy Industries Corp.	36,271	4,644,714
*	Hyosung TNC Corp.	14,478	3,256,286
	HyosungITX Co. Ltd.	9,080	82,604
*	Hyundai Autoever Corp.	13,126	1,451,357
*	Hyundai Bioland Co. Ltd.	43,128	316,198
*	Hyundai BNG Steel Co. Ltd.	81,483	1,055,144
*	Hyundai Corp.	54,852	751,139
*	Hyundai Corp. Holdings, Inc.	28,838	230,248
*	Hyundai Department Store Co. Ltd.	101,480	4,080,733
#*	Hyundai Elevator Co. Ltd.	89,769	2,731,744
*	Hyundai Engineering & Construction Co. Ltd.	274,033	7,092,217
*	HYUNDAI EVERDIGM Corp.	8,126	35,628
*	Hyundai Ezwel Co. Ltd.	66,444	283,058
*	Hyundai Futurenet Co. Ltd.	257,770	605,590
*	Hyundai GF Holdings	661,228	2,034,800
*	Hyundai Glovis Co. Ltd.	87,841	11,502,128
*	Hyundai Green Food	41,031	360,826
*	Hyundai Home Shopping Network Corp.	42,743	1,429,660
*	Hyundai Livart Furniture Co. Ltd.	92,120	530,498
*	Hyundai Marine & Fire Insurance Co. Ltd.	407,458	10,348,654
*	Hyundai Mipo Dockyard Co. Ltd.	21,829	1,100,349
	Hyundai Mobis Co. Ltd.	112,622	17,653,887
	Hyundai Motor Co.	468,113	68,087,153
*	Hyundai Motor Securities Co. Ltd.	146,767	954,780
	Hyundai Movex Co. Ltd.	62,594	147,591
*	Hyundai Pharmaceutical Co. Ltd.	86,478	245,551
*	Hyundai Rotem Co. Ltd.	113,425	2,391,946
#*	Hyundai Steel Co.	417,082	10,444,389
*	Hyundai Wia Corp.	95,295	4,143,211
*	HyVision System, Inc.	82,053	1,490,942
*	i3system, Inc.	23,713	507,059
*	iA, Inc.	717,179	233,937

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	ICD Co. Ltd.	75,765	$486,483
*	Icure Pharm, Inc.	53,721	103,070
*	IDIS Holdings Co. Ltd.	8,252	69,808
*	Iljin Diamond Co. Ltd.	19,309	203,874
*	Iljin Electric Co. Ltd.	145,535	1,221,252
*	Iljin Holdings Co. Ltd.	136,571	377,771
*	Iljin Hysolus Co. Ltd.	4,871	83,225
*	Iljin Power Co. Ltd.	49,479	418,431
*	Ilshin Spinning Co. Ltd.	116,169	782,995
*	Ilshin Stone Co. Ltd.	114,355	98,682
*††	ilShinbiobase Co. Ltd.	80,228	84,694
*	Ilsung Pharmaceuticals Co. Ltd.	32,986	569,313
*	Ilyang Pharmaceutical Co. Ltd.	76,472	820,315
	iMarketKorea, Inc.	134,502	829,422
*	InBody Co. Ltd.	65,366	1,212,542
*	Incross Co. Ltd.	32,497	265,268
*	Industrial Bank of Korea	1,175,053	11,024,836
*	Infinitt Healthcare Co. Ltd.	65,973	257,148
*	InfoBank Corp.	15,823	132,646
	Innocean Worldwide, Inc.	146,175	2,376,434
*	Innometry Co. Ltd.	8,065	59,712
	InnoWireless Co. Ltd.	24,991	547,615
#	Innox Advanced Materials Co. Ltd.	111,352	2,274,729
*	Innox Corp.	2,178	37,014
*	Inscobee, Inc.	171,440	177,578
#*	Insun ENT Co. Ltd.	121,913	656,039
*	Insung Information Co. Ltd.	81,442	245,192
#*	Intellian Technologies, Inc.	20,789	856,565
*	Intelligent Digital Integrated Security Co. Ltd.	33,427	514,440
*	Interflex Co. Ltd.	73,280	1,071,173
*	Interojo Co. Ltd.	35,389	778,480
	INTOPS Co. Ltd.	96,905	2,080,476
	iNtRON Biotechnology, Inc.	57,427	303,846
*	Inzi Controls Co. Ltd.	90,523	497,196
*	IS Dongseo Co. Ltd.	125,598	2,390,483
#*	ISC Co. Ltd.	51,184	2,938,461
*	i-SENS, Inc.	63,988	1,156,621
*	ISU Abxis Co. Ltd.	17,003	69,250
*	ISU Chemical Co. Ltd.	52,720	476,836
*	ISU Specialty Chemical	12,936	1,683,957
*	IsuPetasys Co. Ltd.	220,497	4,500,985
*	ITCEN Co. Ltd.	40,190	322,852
*	ITEK, Inc.	66,869	363,701
#*	ITM Semiconductor Co. Ltd.	17,741	329,191
*	It's Hanbul Co. Ltd.	14,929	130,821
*	Jaeyoung Solutec Co. Ltd.	173,969	73,836
*	Jahwa Electronics Co. Ltd.	36,900	793,371
*	JASTECH Ltd.	62,666	419,587
	JB Financial Group Co. Ltd.	901,377	7,734,240
*	JC Chemical Co. Ltd.	116,191	583,592
*	Jeil Pharmaceutical Co. Ltd.	15,455	194,994
*	Jeisys Medical, Inc.	234,009	1,491,261
*	Jeju Air Co. Ltd.	126,737	1,177,594
*	Jeju Semiconductor Corp.	151,696	2,927,123
*	Jin Air Co. Ltd.	72,166	706,614
*	Jinsung T.E.C.	93,438	681,313
	JLS Co. Ltd.	59,182	306,814
*	JNK Heaters Co. Ltd.	99,867	368,218
*	JNTC Co. Ltd.	64,575	518,598

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	JoyCity Corp.	90,313	$217,541
	JS Corp.	20,561	288,815
*	JT Corp.	2,402	15,922
#	Jusung Engineering Co. Ltd.	197,748	4,883,553
*	JVM Co. Ltd.	32,685	699,481
	JW Holdings Corp.	188,890	430,281
	JW Life Science Corp.	43,715	401,495
	JW Pharmaceutical Corp.	68,183	1,562,475
*	JW Shinyak Corp.	117,399	181,156
*	JYP Entertainment Corp.	102,238	5,753,896
	K Car Co. Ltd.	14,846	123,372
*	Kakao Corp.	113,928	4,455,241
*	Kakao Games Corp.	14,499	264,890
*	KakaoBank Corp.	112,744	2,291,542
*††	Kanglim Co. Ltd.	334,014	47,300
*	Kangnam Jevisco Co. Ltd.	25,758	375,318
*	Kangstem Biotech Co. Ltd.	60,132	88,646
*	Kangwon Land, Inc.	154,126	1,729,229
*	KAON Group Co. Ltd.	113,979	454,828
	KB Financial Group, Inc.	1,155,887	49,053,200
	KB Financial Group, Inc., ADR	385,376	16,289,844
*	KC Co. Ltd.	56,156	891,651
*	KC Tech Co. Ltd.	68,360	1,461,802
	KCC Corp.	14,445	2,660,445
	KCC Glass Corp.	81,256	2,422,409
*	KCI Ltd.	7,564	40,757
*	KCTC	180,370	542,261
*	KEC Corp.	774,202	930,534
*	Kencoa Aerospace Co.	22,788	203,485
*	KEPCO Engineering & Construction Co., Inc.	10,615	520,329
#*	KEPCO Plant Service & Engineering Co. Ltd.	108,465	2,755,517
*	KEYEAST Co. Ltd.	39,205	195,251
	KG Chemical Corp.	414,670	1,979,688
#	KG Dongbusteel	163,329	919,542
	KG Eco Technology Service Co. Ltd.	149,574	1,189,233
*††	KG Mobility Co.	157,657	908,533
#	Kginicis Co. Ltd.	148,668	1,356,786
	KGMobilians Co. Ltd.	139,453	536,164
#*	KH Vatec Co. Ltd.	90,817	870,868
*	Kia Corp.	1,141,175	87,654,855
*	Kib Plug Energy	938,507	380,084
*	KidariStudio, Inc.	65,168	282,655
*	KINX, Inc.	15,242	1,226,065
*	KISCO Corp.	102,472	518,990
*	KISCO Holdings Co. Ltd.	49,666	934,512
*	KISWIRE Ltd.	67,019	1,050,774
#*	KIWOOM Securities Co. Ltd.	87,926	6,355,272
*	KL-Net Corp.	101,819	208,933
*	KMW Co. Ltd.	17,144	192,642
*	KNJ Co. Ltd.	23,432	308,611
*	KNW Co. Ltd.	20,325	119,129
*	KoBioLabs, Inc.	6,955	49,015
*	Koentec Co. Ltd.	100,107	486,564
#*	Koh Young Technology, Inc.	168,805	2,202,432
#*	Kolmar BNH Co. Ltd.	63,540	760,423
*	Kolmar Korea Co. Ltd.	51,784	1,892,313
*	Kolmar Korea Holdings Co. Ltd.	121,067	685,818
*	Kolon Corp.	49,415	625,795
	Kolon Global Corp.	44,532	314,623

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kolon Industries, Inc.	147,362	$4,482,588
*	Kolon Life Science, Inc.	6,864	138,393
*	Kolon Plastic, Inc.	67,358	360,563
*	Komelon Corp.	7,669	49,850
#*	KoMiCo Ltd.	31,338	1,432,047
*	KONA I Co. Ltd.	54,564	647,380
*	Kook Soon Dang Brewery Co. Ltd.	58,180	268,861
*	Korea Aerospace Industries Ltd.	117,048	4,409,997
*	Korea Alcohol Industrial Co. Ltd.	101,676	860,884
	Korea Arlico Pharm Co. Ltd.	12,434	50,760
*	Korea Asset In Trust Co. Ltd.	434,454	1,050,157
*	Korea Cast Iron Pipe Industries Co. Ltd.	73,774	354,683
*	Korea Cement Co. Ltd.	56,014	73,416
*	Korea Circuit Co. Ltd.	82,399	1,101,787
*	Korea District Heating Corp.	16,048	396,555
*	Korea Economic Broadcasting Co. Ltd.	6,995	31,659
#*	Korea Electric Power Corp., Sponsored ADR	477,159	3,526,205
*	Korea Electric Power Corp.	171,677	2,545,784
	Korea Electric Terminal Co. Ltd.	48,464	2,519,444
*	Korea Electronic Certification Authority, Inc.	36,182	122,981
*	Korea Electronic Power Industrial Development Co. Ltd.	74,156	406,356
*	Korea Export Packaging Industrial Co. Ltd.	92,420	203,521
*	Korea Gas Corp.	89,854	1,776,831
*	Korea Information & Communications Co. Ltd.	34,545	229,185
*	Korea Information Certificate Authority, Inc.	49,940	191,617
*	Korea Investment Holdings Co. Ltd.	184,512	8,472,089
*	Korea Line Corp.	1,497,251	2,263,133
*	Korea Movenex Co. Ltd.	194,555	932,312
*	Korea Parts & Fasteners Co. Ltd.	23,131	79,565
*	Korea Petrochemical Ind Co. Ltd.	28,152	2,796,097
*	Korea Petroleum Industries Co.	52,594	475,448
*	Korea Pharma Co. Ltd.	8,232	129,649
	Korea Ratings Corp.	4,383	254,496
*	Korea Real Estate Investment & Trust Co. Ltd.	1,012,678	812,220
#*	Korea United Pharm, Inc.	62,721	1,149,671
	Korea Zinc Co. Ltd.	14,460	5,122,598
*	Korean Air Lines Co. Ltd.	899,924	15,130,349
*	Korean Drug Co. Ltd.	11,632	58,722
*	Korean Reinsurance Co.	949,467	5,373,829
*	Kortek Corp.	64,017	310,850
*	KOSES Co. Ltd.	37,633	526,461
	Kossen Co. Ltd.	6,397	23,601
*	KPS Corp.	17,467	69,775
	KPX Chemical Co. Ltd.	14,895	482,496
*	Krafton, Inc.	38,322	6,145,180
	KSIGN Co. Ltd.	33,882	32,989
*	KSS LINE Ltd.	152,816	1,081,355
*	Kt alpha Co. Ltd.	117,399	521,583
#*	KT Corp., Sponsored ADR	199,398	2,630,060
*	KT Corp.	35,348	936,298
	KT Skylife Co. Ltd.	196,016	827,042
	KT&G Corp.	227,503	15,450,698
*	KTCS Corp.	309,650	865,401
*	Ktis Corp.	203,805	445,772
*	Kukbo Design Co. Ltd.	14,650	162,199
*	Kukdo Chemical Co. Ltd.	11,441	337,312
*	Kukdong Oil & Chemicals Co. Ltd.	173,164	495,971
#*††	Kuk-il Paper Manufacturing Co. Ltd.	231,940	52,135
*	Kukje Pharma Co. Ltd.	30,774	110,128

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kukjeon Pharmaceutical Co. Ltd.	28,475	$121,703
*	Kum Yang Co. Ltd.	18,581	1,085,508
#*	Kumho HT, Inc.	819,509	382,569
*	Kumho Petrochemical Co. Ltd.	107,121	9,988,838
*	Kumho Tire Co., Inc.	701,953	3,102,134
*	KUMHOE&C Co. Ltd.	140,791	548,778
*	Kumkang Kind Co. Ltd.	154,251	683,865
*	Kwang Dong Pharmaceutical Co. Ltd.	275,788	1,496,768
*	Kwang Myung Electric Co. Ltd.	197,580	318,472
	Kwangmu Co. Ltd.	64,550	107,032
*	KX Hitech Co. Ltd.	208,558	207,858
	KX Innovation Co. Ltd.	119,777	435,299
*	Kyeryong Construction Industrial Co. Ltd.	59,912	646,720
*	Kyobo Securities Co. Ltd.	139,486	517,507
*	Kyochon F&B Co. Ltd.	41,621	238,829
*	Kyongbo Pharmaceutical Co. Ltd.	47,664	260,467
*	Kyung Dong Navien Co. Ltd.	45,770	1,607,436
	Kyung Nong Corp.	16,624	123,852
*	Kyungbang Co. Ltd.	84,291	539,765
*	Kyungchang Industrial Co. Ltd.	13,574	22,952
*	KyungDong City Gas Co. Ltd.	20,551	294,657
*	Kyungdong Pharm Co. Ltd.	111,825	525,519
*	Kyung-In Synthetic Corp.	207,497	542,279
	L&C Bio Co. Ltd.	36,625	649,035
*	L&F Co. Ltd.	32,051	3,417,318
*	LabGenomics Co. Ltd.	332,428	937,896
#*	Lake Materials Co. Ltd.	179,474	2,033,842
*	LaonPeople, Inc.	13,091	67,824
#*	LB Semicon, Inc.	250,627	1,449,445
*	LEADCORP, Inc.	112,131	484,548
*	Lee Ku Industrial Co. Ltd.	156,273	450,531
*	LEENO Industrial, Inc.	42,725	6,356,785
*	LF Corp.	132,124	1,294,339
	LG Chem Ltd.	71,316	23,126,694
*	LG Corp.	190,776	11,714,316
#*	LG Display Co. Ltd., ADR	345,392	1,488,640
*	LG Display Co. Ltd.	705,411	6,130,091
	LG Electronics, Inc.	564,673	39,360,125
	LG H&H Co. Ltd.	23,372	5,297,264
	LG HelloVision Co. Ltd.	436,983	1,222,649
	LG Innotek Co. Ltd.	73,316	10,456,766
	LG Uplus Corp.	1,385,832	10,610,314
*	LIG Nex1 Co. Ltd.	54,930	4,309,931
	Lion Chemtech Co. Ltd.	78,466	209,324
#	Lock&Lock Co. Ltd.	83,408	356,957
#*	LOT Vacuum Co. Ltd.	77,667	1,129,170
*	Lotte Chemical Corp.	58,104	5,683,482
#*	Lotte Chilsung Beverage Co. Ltd.	31,311	3,215,521
#*	Lotte Corp.	79,853	1,734,546
*	Lotte Data Communication Co.	32,216	1,115,264
	Lotte Energy Materials Corp.	43,072	1,012,306
#*	LOTTE Fine Chemical Co. Ltd.	141,107	5,250,198
*	LOTTE Himart Co. Ltd.	64,713	489,286
*	Lotte Non-Life Insurance Co. Ltd.	539,209	1,020,440
*	Lotte Rental Co. Ltd.	34,877	695,679
*	Lotte Shopping Co. Ltd.	40,801	2,508,554
#*	Lotte Wellfood Co. Ltd.	17,377	1,653,337
*	LS Corp.	83,167	5,657,717
*	LS Eco Energy Ltd.	52,587	790,129

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	LS Electric Co. Ltd.	80,299	$4,221,708
*	LS Marine Solution Co. Ltd.	60,452	460,294
*	LTC Co. Ltd.	12,923	153,309
*	Lumens Co. Ltd.	58,799	53,132
*	LVMC Holdings	583,213	1,035,423
	LX Hausys Ltd.	55,219	1,602,144
#*	LX Holdings Corp.	334,252	1,754,483
#*	LX International Corp.	273,740	5,755,664
#	LX Semicon Co. Ltd.	64,094	3,711,330
*	M.I.Tech Co. Ltd.	58,649	272,572
*	M2N Co. Ltd.	45,465	97,856
	Macquarie Korea Infrastructure Fund	1,068,011	9,957,446
*	Macrogen, Inc.	23,970	376,148
#*	Maeil Dairies Co. Ltd.	30,103	907,832
*	MAKUS, Inc.	55,635	561,742
*	Manho Rope & Wire Ltd.	4,413	155,901
*	Maniker Co. Ltd.	5,232	4,563
	Mcnex Co. Ltd.	69,880	1,334,945
*	MDS Tech, Inc.	255,049	317,818
*	ME2ON Co. Ltd.	214,671	490,926
*	Mediana Co. Ltd.	66,682	307,605
*	Medipost Co. Ltd.	60,018	318,726
#	Medytox, Inc.	11,608	1,666,535
*	Meerecompany, Inc.	14,334	281,109
*	MegaStudy Co. Ltd.	52,410	421,080
*	MegaStudyEdu Co. Ltd.	59,725	2,684,844
*	Meritz Financial Group, Inc.	657,216	33,741,504
*	META BIOMED Co. Ltd.	94,893	280,518
	Mgame Corp.	125,570	570,210
*	Mi Chang Oil Industrial Co. Ltd.	3,141	174,365
*	MiCo Ltd.	171,010	1,149,116
*	Mirae Asset Life Insurance Co. Ltd.	447,585	1,936,326
*	Mirae Asset Securities Co. Ltd.	1,171,825	6,889,994
*	Mirae Asset Venture Investment Co. Ltd.	120,289	529,008
*	Mirae Corp.	19,691	33,788
	Miwon Chemicals Co. Ltd.	1,485	77,448
	Miwon Commercial Co. Ltd.	6,147	770,540
*	Miwon Holdings Co. Ltd.	1,831	108,280
	Miwon Specialty Chemical Co. Ltd.	9,336	935,129
*	MK Electron Co. Ltd.	127,839	1,182,319
#*	MNTech Co. Ltd.	51,683	516,818
*	Mobase Electronics Co. Ltd.	281,769	399,979
*	Mobile Appliance, Inc.	73,897	145,148
	Modetour Network, Inc.	25,296	323,869
	Monalisa Co. Ltd.	21,568	45,996
*	Moonbae Steel Co. Ltd.	104,889	241,184
*	Moorim P&P Co. Ltd.	165,964	387,863
*	Moorim Paper Co. Ltd.	164,248	263,799
	Motonic Corp.	52,087	321,453
*	Motrex Co. Ltd.	106,903	1,226,630
*	mPlus Corp.	20,324	159,050
*	MS Autotech Co. Ltd.	193,315	714,334
*	Muhak Co. Ltd.	13,788	51,340
	Multicampus Co. Ltd.	19,797	528,750
*	M-venture Investment, Inc.	79,463	52,323
#*	Myoung Shin Industrial Co. Ltd.	158,615	1,954,286
*	MyungMoon Pharm Co. Ltd.	80,147	131,943
*	N2tech Co. Ltd.	59,954	27,002
*	Naintech Co. Ltd.	56,194	130,702

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Namhae Chemical Corp.	154,947	$848,696
*	Namsun Aluminum Co. Ltd.	653,120	1,026,990
*	Namu Tech Co. Ltd.	20,956	35,273
*	Namuga Co. Ltd.	54,708	778,401
*	Namyang Dairy Products Co. Ltd.	2,202	965,423
*	NanoenTek, Inc.	43,681	110,903
*	Nasmedia Co. Ltd.	32,664	570,335
*	Nature & Environment Co. Ltd.	270,202	210,224
#*	Nature Holdings Co. Ltd.	42,878	503,301
*	NAVER Corp.	62,930	9,384,250
*	NCSoft Corp.	30,620	4,519,200
#*	NeoPharm Co. Ltd.	31,173	612,815
*	Neowiz	51,369	975,831
*	Neowiz Holdings Corp.	24,725	487,758
*	Nepes Ark Corp.	28,576	522,176
#*	NEPES Corp.	101,431	1,388,886
*	Neptune Co.	43,636	217,879
*Ω	Netmarble Corp.	44,737	1,950,102
*	New Power Plasma Co. Ltd.	154,681	601,983
*	Nexen Corp.	180,992	577,810
*	Nexen Tire Corp.	276,020	1,670,861
#*	Nexon Games Co. Ltd.	57,785	644,674
*	Next Entertainment World Co. Ltd.	77,687	242,052
*	NEXTIN, Inc.	35,556	1,906,109
*	NH Investment & Securities Co. Ltd., Class C	638,162	5,063,376
*	NHN Corp.	110,624	2,051,276
	NHN KCP Corp.	141,074	1,284,092
*	NI Steel Co. Ltd.	97,514	379,251
*	NICE Holdings Co. Ltd.	181,584	1,745,727
*	Nice Information & Telecommunication, Inc.	49,290	801,044
*	NICE Information Service Co. Ltd.	242,838	1,789,612
*	NICE Total Cash Management Co. Ltd., Class C	122,318	596,738
*	NK Co. Ltd.	71,720	49,330
*	Nong Shim Holdings Co. Ltd.	14,754	713,391
#*	Nong Woo Bio Co. Ltd.	19,155	114,385
	NongShim Co. Ltd.	11,831	3,349,995
*	Noroo Holdings Co. Ltd.	17,027	146,025
*	NOROO Paint & Coatings Co. Ltd.	79,581	527,832
*	NOVAREX Co. Ltd.	80,438	636,670
*	NPC	92,090	345,510
*	NUVOTEC Co. Ltd.	46,960	27,471
	Obigo, Inc.	10,181	66,296
*	Oceanbridge Co. Ltd.	36,847	323,520
*	OCI Co. Ltd.	34,514	2,372,588
#*	OCI Holdings Co. Ltd.	72,114	5,624,721
#*	Omnisystem Co. Ltd.	90,869	58,634
	ONEJOON Co. Ltd.	15,169	189,230
*	Openbase, Inc.	53,239	105,897
*	OptoElectronics Solutions Co. Ltd.	34,125	347,255
*	OPTRON-TEC, Inc.	78,405	240,474
*	OPTUS Pharmaceutical Co. Ltd.	35,532	137,071
*	Orbitech Co. Ltd.	63,796	158,992
	Orion Corp.	91,110	6,301,618
#	Orion Holdings Corp.	205,380	2,209,144
*††	Osung Advanced Materials Co. Ltd.	395,926	406,265
#*	Ottogi Corp.	9,632	2,887,332
*††	Paik Kwang Industrial Co. Ltd.	173,863	761,159
*	Pan Entertainment Co. Ltd.	25,431	64,446
*	Pan Ocean Co. Ltd.	1,530,803	4,169,465

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Pang Rim Co. Ltd.	33,734	$54,635
	Pan-Pacific Co. Ltd.	190,778	267,266
#*	Paradise Co. Ltd.	271,297	2,565,917
*	Park Systems Corp.	20,774	2,671,206
#	Partron Co. Ltd.	385,815	2,305,154
#*	Paseco Co. Ltd.	28,336	208,903
*	Pearl Abyss Corp.	31,647	772,816
#*	People & Technology, Inc.	95,164	2,564,840
*	PHA Co. Ltd.	62,881	469,030
*	PharmaResearch Co. Ltd.	32,696	2,576,813
*	PharmGen Science, Inc.	108,098	473,162
*	Pharmicell Co. Ltd.	110,992	472,858
*††	PHC Co. Ltd.	103,057	25,173
	Philoptics Co. Ltd.	49,670	372,461
#*	PI Advanced Materials Co. Ltd.	85,454	1,492,935
*	Point Engineering Co. Ltd.	78,032	78,608
#	Poongsan Corp.	176,699	5,155,983
	Poongsan Holdings Corp.	28,335	766,078
#*	Posco DX Co. Ltd.	161,586	6,886,249
#*	POSCO Future M Co. Ltd.	7,995	1,505,976
#	POSCO Holdings, Inc., Sponsored ADR	284,212	22,168,536
#	POSCO Holdings, Inc.	100,963	32,033,564
*	Posco International Corp.	178,585	7,009,955
#*	Posco M-Tech Co. Ltd.	36,109	621,635
*	POSCO Steeleon Co. Ltd.	23,632	878,311
*	Power Logics Co. Ltd.	151,401	1,294,299
*	Protec Co. Ltd.	29,319	913,826
*	PSK, Inc.	111,626	1,671,882
*	Pulmuone Co. Ltd.	77,476	597,724
*	Puloon Technology, Inc.	17,744	113,787
*	Pungkuk Ethanol Co. Ltd.	20,107	171,815
*	Q Capital Partners Co. Ltd.	588,254	150,153
*	QSI Co. Ltd.	13,991	103,700
*	RaonSecure Co. Ltd.	54,997	105,555
*	Ray Co. Ltd.	29,363	418,206
*	Rayence Co. Ltd.	22,115	149,170
	Refine Co. Ltd.	25,665	188,283
*	Reyon Pharmaceutical Co. Ltd.	30,988	349,679
*	RFHIC Corp.	38,263	501,161
*	RFTech Co. Ltd.	159,006	478,597
*	Robostar Co. Ltd.	17,018	376,362
*	Robotis Co. Ltd.	11,928	233,469
*	Rsupport Co. Ltd.	64,128	218,539
	S Net Systems, Inc.	40,726	144,059
#	S&S Tech Corp.	57,867	1,853,644
	S-1 Corp.	82,408	3,519,711
*	Sajo Industries Co. Ltd.	14,846	465,430
*	Sajodaerim Corp.	30,273	745,844
*	Sajodongaone Co. Ltd.	410,454	281,223
*	Sam Chun Dang Pharm Co. Ltd.	17,577	842,219
*	Sam Young Electronics Co. Ltd.	80,306	595,696
*	Sam Yung Trading Co. Ltd.	88,339	852,970
*	Sambo Corrugated Board Co. Ltd.	34,029	265,116
*	Sambo Motors Co. Ltd.	108,274	442,420
*	Sambu Engineering & Construction Co. Ltd.	596,904	893,217
*	Samchully Co. Ltd.	10,044	709,077
*	Samchuly Bicycle Co. Ltd.	26,803	126,238
*	Samho Development Co. Ltd.	127,209	310,072
*	SAMHWA Paints Industrial Co. Ltd.	79,104	359,279

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samick Musical Instruments Co. Ltd.	306,128	$235,757
*	Samick THK Co. Ltd.	49,411	380,531
*	Samil Pharmaceutical Co. Ltd.	39,835	245,045
*	Samji Electronics Co. Ltd.	88,378	548,608
*	Samjin LND Co. Ltd.	76,855	97,472
#*	Samjin Pharmaceutical Co. Ltd.	51,410	784,243
*	Samkee Corp.	229,837	342,647
*	Sammok S-Form Co. Ltd.	29,195	354,448
#*	SAMPYO Cement Co. Ltd.	212,168	479,928
*Ω	Samsung Biologics Co. Ltd.	10,420	6,559,101
	Samsung C&T Corp.	142,167	14,686,491
*	Samsung Card Co. Ltd.	115,331	2,848,860
*	Samsung Climate Control Co. Ltd.	5,088	32,638
	Samsung Electro-Mechanics Co. Ltd.	240,915	25,055,384
	Samsung Electronics Co. Ltd.	11,014,888	598,514,086
*	Samsung Engineering Co. Ltd.	560,693	9,352,066
*	Samsung Fire & Marine Insurance Co. Ltd.	150,887	29,857,465
*	Samsung Heavy Industries Co. Ltd.	438,939	2,392,264
	Samsung Life Insurance Co. Ltd.	155,333	8,071,969
*	Samsung Pharmaceutical Co. Ltd.	147,263	220,608
*	Samsung Publishing Co. Ltd.	14,173	221,396
	Samsung SDI Co. Ltd.	111,313	30,891,984
	Samsung SDS Co. Ltd.	72,515	8,246,448
	Samsung Securities Co. Ltd.	298,464	8,389,261
*	SAMT Co. Ltd.	359,956	719,651
*	Samwha Capacitor Co. Ltd.	43,114	1,107,317
*	Samwha Electric Co. Ltd.	15,682	192,965
*	Samyang Corp.	24,565	880,373
	Samyang Foods Co. Ltd.	23,971	3,303,536
*	Samyang Holdings Corp.	28,438	1,439,666
*	Samyang Packaging Corp.	29,915	380,698
*	Samyang Tongsang Co. Ltd.	10,960	417,473
*	Samyoung Co. Ltd.	131,804	367,851
*	Sang-A Frontec Co. Ltd.	31,380	462,776
*	Sangbo Corp.	231,036	406,632
#*	Sangsangin Co. Ltd.	259,506	670,603
*	Sangsin Energy Display Precision Co. Ltd.	55,355	631,781
*	Saramin Co. Ltd.	44,841	591,401
*	Satrec Initiative Co. Ltd.	14,199	342,026
*	SAVEZONE I&C Corp.	104,700	192,289
*	SBI Investment Korea Co. Ltd.	388,248	245,499
*††	SBW	1,218,337	184,396
*	SCM Lifescience Co. Ltd.	5,311	12,802
*	S-Connect Co. Ltd.	319,029	411,465
*	SD Biosensor, Inc.	114,332	889,598
*	SDN Co. Ltd.	186,770	163,422
*	SeAH Besteel Holdings Corp.	127,441	2,088,347
*	SeAH Holdings Corp.	495	40,720
	SeAH Steel Corp.	13,617	1,307,806
#	SeAH Steel Holdings Corp.	19,972	3,253,647
*	Sebang Co. Ltd.	83,997	770,242
*	Sebang Global Battery Co. Ltd.	46,838	2,023,106
#	Seegene, Inc.	207,491	3,927,286
	Segyung Hitech Co. Ltd.	117,783	611,617
*	Sejin Heavy Industries Co. Ltd.	76,473	302,555
*	Sejong Industrial Co. Ltd.	128,446	533,288
*	Sekonix Co. Ltd.	97,963	559,033
*	Selvas AI, Inc.	73,081	936,253
	SEMCNS Co. Ltd.	22,148	126,896

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sempio Co.	3,643	$138,445
*	Sempio Foods Co.	8,674	185,156
#	Seobu T&D	248,558	1,406,376
*	Seohan Co. Ltd.	680,158	462,917
#*	Seohee Construction Co. Ltd.	1,009,278	960,869
#*	Seojin System Co. Ltd.	171,227	2,386,434
*	Seoul Auction Co. Ltd.	32,672	258,315
*	Seoul City Gas Co. Ltd.	4,475	197,237
*	Seoul Food Industrial Co. Ltd.	626,950	85,885
*	Seoul Semiconductor Co. Ltd.	274,228	2,132,300
*	Seoulin Bioscience Co. Ltd.	25,286	174,846
*	SEOWONINTECH Co. Ltd.	6,973	29,760
*	Seoyon Co. Ltd.	120,163	726,614
*	Seoyon E-Hwa Co. Ltd.	115,473	1,449,391
	Setopia Co. Ltd.	26,820	45,053
*	Sewoon Medical Co. Ltd.	103,353	211,633
	SFA Engineering Corp.	92,530	1,872,785
#*	SFA Semicon Co. Ltd.	393,708	1,859,258
*	S-Fuelcell Co. Ltd.	11,742	131,348
*	SG Corp.	451,075	137,389
*	SGC e Tec E&C Co. Ltd.	2,345	32,739
*	SGC Energy Co. Ltd.	64,795	1,164,412
*	SH Energy & Chemical Co. Ltd.	208,660	103,175
*	Shin Heung Energy & Electronics Co. Ltd.	23,956	768,987
*	Shin Poong Pharmaceutical Co. Ltd.	25,237	216,415
*	Shindaeyang Paper Co. Ltd.	120,083	522,019
	Shinhan Financial Group Co. Ltd.	1,478,212	45,292,497
#	Shinhan Financial Group Co. Ltd., ADR	281,909	8,651,787
*	Shinil Electronics Co. Ltd.	242,312	336,424
*	Shinsegae Engineering & Construction Co. Ltd.	2,137	17,857
*	Shinsegae Food Co. Ltd.	11,543	339,204
*	Shinsegae Information & Communication Co. Ltd.	55,776	572,444
#*	Shinsegae International, Inc.	99,212	1,195,942
*	Shinsegae, Inc.	49,079	6,331,594
#*	Shinsung Delta Tech Co. Ltd.	68,933	3,796,307
*	Shinsung E&G Co. Ltd.	349,615	510,157
	Shinsung Tongsang Co. Ltd.	305,739	425,220
*	Shinwha Intertek Corp.	120,200	209,879
*	Shinwon Corp.	365,301	355,683
#	Shinyoung Securities Co. Ltd.	27,376	1,270,628
*	Showbox Corp.	153,473	395,934
*	Signetics Corp.	317,153	296,300
*	SIGONG TECH Co. Ltd.	54,078	169,086
*	Silla Co. Ltd.	34,577	217,386
#*	Simmtech Co. Ltd.	127,567	3,205,337
*	Simmtech Holdings Co. Ltd.	68,684	146,003
*	SIMPAC, Inc.	89,817	261,689
*	Sindoh Co. Ltd.	29,934	819,449
*	Sinil Pharm Co. Ltd.	36,760	193,525
*	SJ Group Co. Ltd.	20,821	132,845
*	SK Biopharmaceuticals Co. Ltd.	16,105	1,118,623
#*	SK Bioscience Co. Ltd.	4,017	190,906
	SK Chemicals Co. Ltd.	31,553	1,520,956
	SK D&D Co. Ltd.	86,486	1,634,197
	SK Discovery Co. Ltd.	84,891	2,467,908
	SK Gas Ltd.	19,214	2,194,611
	SK Hynix, Inc.	1,146,216	114,782,806
*	SK Innovation Co. Ltd.	246,341	21,467,057
#*	SK Networks Co. Ltd.	1,177,478	5,745,351

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SK oceanplant Co. Ltd.	97,902	$1,126,767
*	SK Securities Co. Ltd.	2,521,695	1,181,962
	SK Telecom Co. Ltd.	259,970	9,774,523
	SK Telecom Co. Ltd., Sponsored ADR	483	10,116
	SK, Inc.	141,442	19,388,635
*	SKC Co. Ltd.	28,730	1,647,171
#*	SL Corp.	123,499	2,955,739
*	SM Culture & Contents Co. Ltd.	119,740	158,124
*	SM Entertainment Co. Ltd.	37,958	2,160,148
*	SM Life Design Group Co. Ltd.	98,749	136,195
*	SMCore, Inc.	37,097	142,480
	SMEC Co. Ltd.	168,505	463,149
	SNT Dynamics Co. Ltd.	80,923	887,709
	SNT Holdings Co. Ltd.	50,310	726,147
	SNT Motiv Co. Ltd.	71,393	2,367,240
*	SNU Precision Co. Ltd.	74,443	175,000
	SOCAR, Inc.	8,939	110,053
	S-Oil Corp.	192,963	9,810,286
*	Solborn, Inc.	58,996	201,608
*	Solid, Inc.	260,702	1,178,413
*	SOLUM Co. Ltd.	234,886	4,820,428
*	Solus Advanced Materials Co. Ltd.	35,581	299,124
*	Songwon Industrial Co. Ltd.	153,397	1,747,337
*	Soosan Heavy Industries Co. Ltd.	210,642	314,146
	Soosan Industries Co. Ltd.	11,530	165,329
#*	Soulbrain Co. Ltd.	19,001	3,831,434
#*	Soulbrain Holdings Co. Ltd.	42,142	1,303,160
#*	SPC Samlip Co. Ltd.	14,569	649,460
	SPG Co. Ltd.	37,719	819,107
*	Spigen Korea Co. Ltd.	23,095	600,083
#	Ssangyong C&E Co. Ltd.	489,308	2,208,928
*	ST Pharm Co. Ltd.	21,113	976,606
*	STIC Investments, Inc.	182,158	874,996
*	Straffic Co. Ltd.	93,218	294,094
#*	Studio Dragon Corp.	60,304	2,069,074
*	STX Heavy Industries Co. Ltd.	59,796	494,143
*	Sugentech, Inc.	51,595	255,473
*	Suheung Co. Ltd.	44,190	916,274
*	Sukgyung AT Co. Ltd.	5,080	191,966
*	Sun Kwang Co. Ltd.	19,854	275,213
*	Sung Kwang Bend Co. Ltd.	137,846	1,109,941
*	Sungchang Enterprise Holdings Ltd.	333,157	532,449
#*	Sungeel Hitech Co. Ltd.	8,475	557,852
*	Sungshin Cement Co. Ltd.	147,254	880,062
*	Sungwoo Hitech Co. Ltd.	467,801	2,896,621
*	Sunjin Co. Ltd.	128,364	630,517
*	Sunny Electronics Corp.	197,611	333,919
*	Suprema, Inc.	23,328	450,197
*	SurplusGLOBAL, Inc.	37,089	108,203
	SV Investment Corp.	170,945	269,742
*	SY Co. Ltd.	253,336	783,302
*	Synergy Innovation Co. Ltd.	128,916	263,592
*	Synopex, Inc.	376,549	2,254,215
*	Systems Technology, Inc.	54,558	1,083,349
*	T Scientific Co. Ltd.	190,868	202,252
	T&L Co. Ltd.	25,102	762,220
	Tae Kyung Industrial Co. Ltd.	114,284	522,598
#*	Taekwang Industrial Co. Ltd.	2,224	1,531,315
*	Taekyung BK Co. Ltd.	124,244	542,924

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*††	Taewoong Co. Ltd.	73,720	$828,188
	Taeyang Metal Industrial Co. Ltd.	151,016	280,111
#*	Taihan Electric Wire Co. Ltd.	173,597	1,212,147
*	Taihan Fiberoptics Co. Ltd.	225,519	210,892
*	Tailim Packaging Co. Ltd.	123,480	272,732
*	TCC Steel	50,009	1,851,472
*	TechWing, Inc.	176,435	2,092,295
*	Tego Science, Inc.	10,158	83,295
*	Telcon RF Pharmaceutical, Inc.	169,433	96,518
*	Telechips, Inc.	35,983	712,037
#	TES Co. Ltd.	80,972	1,147,794
*	Theragen Etex Co. Ltd.	150,479	463,286
*	Thinkware Systems Corp.	24,825	295,862
*	TK Corp.	125,609	1,181,901
#*	TKG Huchems Co. Ltd.	140,263	2,176,827
*	TLB Co. Ltd.	34,524	655,299
*	Tokai Carbon Korea Co. Ltd.	32,461	2,567,619
*	Tongyang Life Insurance Co. Ltd.	316,394	1,165,423
*	Tongyang, Inc.	994,398	691,444
	Tonymoly Co. Ltd.	5,761	27,516
*	Top Engineering Co. Ltd.	77,846	333,290
*	Toptec Co. Ltd.	122,219	599,412
	Tovis Co. Ltd.	83,367	907,688
*	Tplex Co. Ltd.	36,321	87,516
*	TS Corp.	300,710	745,399
*	TS Nexgen Co. Ltd.	91,373	40,921
#*	TSE Co. Ltd.	16,818	525,704
	TSI Co. Ltd.	19,717	115,693
*	Tuksu Construction Co. Ltd.	63,735	427,767
*	TY Holdings Co. Ltd.	182,419	562,712
	TYM Corp.	285,411	1,186,956
*	UBCare Co. Ltd.	49,105	178,378
*	Ubiquoss Holdings, Inc.	27,804	270,139
*	Ubiquoss, Inc.	49,282	577,983
*	Ubivelox, Inc.	31,927	387,577
*	Uju Electronics Co. Ltd.	46,973	554,697
*	Uni-Chem Co. Ltd.	173,420	258,926
*	Unick Corp.	57,120	205,616
*	Unid Btplus Co. Ltd.	44,297	189,143
	Unid Co. Ltd.	28,009	1,563,510
*	Union Materials Corp.	69,278	152,454
#*	Union Semiconductor Equipment & Materials Co. Ltd.	164,289	994,483
*	Uniquest Corp.	66,589	394,287
*	Unison Co. Ltd.	189,650	163,084
*	UniTest, Inc.	77,342	790,138
*	Unitrontech Co. Ltd.	8,751	48,075
	V One Tech Co. Ltd.	18,226	127,517
*	Value Added Technology Co. Ltd.	53,227	1,276,379
*	Very Good Tour Co. Ltd.	20,073	117,253
*	Viatron Technologies, Inc.	66,428	410,331
*	VICTEK Co. Ltd.	75,937	282,553
*††	Vidente Co. Ltd.	125,954	117,494
*	Vieworks Co. Ltd.	36,042	736,690
*	Vina Tech Co. Ltd.	8,803	320,147
*	Vitzro Tech Co. Ltd.	99,166	563,471
	Vitzrocell Co. Ltd.	76,884	1,008,593
*	VT Co. Ltd.	116,602	1,444,285
*	Webcash Corp.	50,922	358,160
*	Webzen, Inc.	85,098	1,072,431

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Welcron Co. Ltd.	48,580	$104,209
*	Wellbiotec Co. Ltd.	230,618	167,549
*	Wemade Co. Ltd.	4,635	177,334
*	Wemade Max Co. Ltd.	25,352	220,238
*	Wemade Play Co. Ltd.	27,313	210,425
*	Whanin Pharmaceutical Co. Ltd.	72,584	781,427
*	Winix, Inc.	49,338	367,649
*	Winpac, Inc.	12,085	14,178
*	Wins Co. Ltd.	51,674	497,976
*	WiSoL Co. Ltd.	172,372	960,582
*	WIZIT Co. Ltd.	605,064	360,171
*	Won Tech Co. Ltd.	182,048	1,070,517
*	WONIK CUBE Corp.	40,749	67,130
*	Wonik Holdings Co. Ltd.	286,549	717,560
*	WONIK IPS Co. Ltd.	125,731	2,842,504
#*	Wonik Materials Co. Ltd.	56,729	1,207,665
#*	Wonik QnC Corp.	87,902	1,853,189
	Woojin, Inc.	96,420	586,883
*	Woongjin Co. Ltd.	233,928	208,031
*	Woongjin Thinkbig Co. Ltd.	411,041	761,737
*	Wooree Bio Co. Ltd.	337,707	863,458
	Woori Financial Group, Inc.	2,702,534	28,020,830
*	Woori Technology Investment Co. Ltd.	56,732	257,697
*	Woori Technology, Inc.	285,613	269,385
*††	Wooriro Co. Ltd.	55,349	67,631
*	Woorison F&G Co. Ltd.	200,437	221,544
*	Woory Industrial Co. Ltd.	18,978	182,382
	Wooshin Systems Co. Ltd.	21,995	129,241
*	Woosu AMS Co. Ltd.	146,440	302,894
*	Worldex Industry & Trading Co. Ltd., Class C	57,285	1,018,857
#*	Wysiwyg Studios Co. Ltd.	87,989	200,797
*	Y G-1 Co. Ltd.	130,312	640,274
*	Y2 Solution Co. Ltd.	40,928	86,006
*	YAS Co. Ltd.	4,638	36,108
#*	Y-entec Co. Ltd.	80,154	425,883
	Yesco Holdings Co. Ltd.	2,085	53,279
*	YG Entertainment, Inc.	71,070	2,355,849
*	YG PLUS	112,749	351,572
*	YIK Corp.	169,474	697,786
*	YMC Co. Ltd.	60,433	233,850
*	YMT Co. Ltd.	22,496	172,694
*	Yonwoo Co. Ltd.	22,062	229,541
*	Yoosung Enterprise Co. Ltd.	110,418	228,488
*	Youlchon Chemical Co. Ltd.	24,264	523,113
#*	Young Poong Corp.	2,475	975,964
	Young Poong Precision Corp.	62,215	579,207
#*	Youngone Corp.	143,714	5,159,348
	Youngone Holdings Co. Ltd.	49,199	2,982,046
*	YTN Co. Ltd.	12,525	52,810
*	Yuanta Securities Korea Co. Ltd.	710,491	1,320,605
*	Yuhan Corp.	52,771	2,332,439
*	YuHwa Securities Co. Ltd.	32,205	53,085
*	Yungjin Pharmaceutical Co. Ltd.	219,028	332,445
*	Yuyu Pharma, Inc.	8,556	32,526
*	Zeus Co. Ltd.	121,593	1,546,715
#*	Zinus, Inc.	76,668	781,424
TOTAL SOUTH KOREA			2,938,434,247

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (18.2%)
	104 Corp.	2,000	$13,981
	91APP, Inc.	157,000	483,569
#	Aaeon Technology, Inc.	31,000	160,485
#	ABC Taiwan Electronics Corp.	551,402	387,446
	Abico Avy Co. Ltd.	823,396	622,132
#	Ability Enterprise Co. Ltd.	1,769,974	1,403,395
#	Ability Opto-Electronics Technology Co. Ltd.	300,471	1,962,744
#	Abnova Corp.	200,000	212,545
#	AcBel Polytech, Inc.	3,695,033	4,799,733
#	Accton Technology Corp.	1,395,369	23,473,669
#	Acer E-Enabling Service Business, Inc.	52,000	476,843
#	Acer, Inc.	9,499,595	13,951,041
#	ACES Electronic Co. Ltd.	878,044	1,088,142
*	Acon Holding, Inc.	1,679,955	567,994
#	Acter Group Corp. Ltd.	764,122	4,424,191
#	Action Electronics Co. Ltd.	1,305,000	753,981
#	Actron Technology Corp.	290,018	1,555,944
#	ADATA Technology Co. Ltd.	1,522,439	4,660,026
#	Addcn Technology Co. Ltd.	152,176	977,998
	Adlink Technology, Inc.	183,000	356,065
	Advanced Analog Technology, Inc.	34,000	84,071
	Advanced Ceramic X Corp.	235,000	1,617,583
#	Advanced Energy Solution Holding Co. Ltd.	76,000	1,532,169
#	Advanced International Multitech Co. Ltd.	1,102,000	2,488,552
#*	Advanced Optoelectronic Technology, Inc.	728,000	702,572
#	Advanced Power Electronics Corp.	461,000	1,304,363
#	Advancetek Enterprise Co. Ltd.	1,739,662	2,028,977
	Advantech Co. Ltd.	758,940	8,180,774
#	AEON Motor Co. Ltd.	335,000	368,297
#	Aerospace Industrial Development Corp.	2,910,000	4,561,267
#	AGV Products Corp.	3,163,603	1,189,930
	Air Asia Co. Ltd.	46,000	51,657
	Airmate Cayman International Co. Ltd.	21,490	10,994
#	Airtac International Group	210,335	6,303,688
#	Alchip Technologies Ltd.	139,000	17,241,549
#	Alexander Marine Co. Ltd.	102,000	1,096,927
#*	ALI Corp.	1,316,256	1,108,500
#	Allied Circuit Co. Ltd.	183,000	867,770
	Allied Supreme Corp.	289,000	3,016,406
#	Allis Electric Co. Ltd.	1,008,170	2,701,890
#	Alltek Technology Corp.	1,276,506	1,435,743
#	Alltop Technology Co. Ltd.	281,531	1,724,380
#	Alpha Networks, Inc.	1,563,873	1,923,135
	Altek Corp.	1,868,159	2,182,907
	Amazing Microelectronic Corp.	534,849	1,889,958
#	Ambassador Hotel	1,757,000	2,572,592
#	AMICCOM Electronics Corp.	117,000	135,142
	AMPACS Corp.	134,000	210,444
#	Ampak Technology, Inc.	178,000	753,649
#	Ampire Co. Ltd.	691,000	833,348
	Ample Electronic Technology Co. Ltd.	25,000	54,346
#	AMPOC Far-East Co. Ltd.	609,567	1,674,053
	AmTRAN Technology Co. Ltd.	5,023,884	2,133,609
#	Anderson Industrial Corp.	208,247	88,080
#	Anji Technology Co. Ltd.	328,933	387,442
#	Anpec Electronics Corp.	462,702	3,094,872
#	Apac Opto Electronics, Inc.	240,000	864,814
	Apacer Technology, Inc.	712,005	1,312,952
	APAQ Technology Co. Ltd.	25,000	54,726

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	APCB, Inc.	1,086,000	$800,618
#	Apex Biotechnology Corp.	630,625	670,761
	Apex Dynamics, Inc.	7,000	45,208
	Apex International Co. Ltd.	967,916	1,462,577
	Apex Science & Engineering	695,507	270,747
#	Apogee Optocom Co. Ltd.	49,000	108,668
	ARBOR Technology Corp.	68,000	92,603
	Arcadyan Technology Corp.	1,088,759	5,994,687
#	Ardentec Corp.	4,278,993	10,088,613
	Ares International Corp.	61,000	113,131
#	Argosy Research, Inc.	414,391	2,302,235
	ASE Technology Holding Co. Ltd.	11,414,387	49,353,231
	Asia Cement Corp.	8,179,655	10,372,754
#	Asia Electronic Material Co. Ltd.	573,000	408,100
	Asia Optical Co., Inc.	1,350,000	2,894,371
*	Asia Plastic Recycling Holding Ltd.	1,370,533	313,341
#	Asia Polymer Corp.	3,226,858	2,288,389
#	Asia Tech Image, Inc.	408,000	853,042
#	Asia Vital Components Co. Ltd.	1,045,183	14,194,965
#	ASIX Electronics Corp.	190,000	758,180
#	ASMedia Technology, Inc.	25,048	1,481,130
#	ASolid Technology Co. Ltd.	210,000	634,087
#	ASPEED Technology, Inc.	116,098	11,403,110
#	ASROCK, Inc.	389,000	2,874,134
	Asustek Computer, Inc.	1,670,861	23,725,070
#	ATE Energy International Co. Ltd.	300,000	332,265
#	Aten International Co. Ltd.	583,715	1,484,658
#	Auden Techno Corp.	106,000	489,979
#	Audix Corp.	582,375	1,180,592
#	AUO Corp.	24,168,198	14,123,889
#	AURAS Technology Co. Ltd.	219,303	2,640,804
#	Aurona Industries, Inc.	463,000	294,910
	Aurora Corp.	341,258	802,776
#	Avalue Technology, Inc.	368,000	1,375,973
#	AVer Information, Inc.	143,000	208,159
#	Avermedia Technologies	333,000	359,027
	Awea Mechantronic Co. Ltd.	161,062	163,858
#	Axiomtek Co. Ltd.	447,659	1,196,864
#*	Azurewave Technologies, Inc.	523,000	967,392
#	Bafang Yunji International Co. Ltd., Class C	272,000	1,417,895
#*	Bank of Kaohsiung Co. Ltd.	4,055,406	1,548,572
	Baolong International Co. Ltd.	140,000	67,827
#	Basso Industry Corp.	886,284	1,128,286
#	BenQ Materials Corp.	1,316,000	1,461,426
	BES Engineering Corp.	9,349,050	3,667,496
#	Billion Electric Co. Ltd.	149,000	182,146
#	Bin Chuan Enterprise Co. Ltd.	783,257	606,144
	Bionet Corp.	100,000	184,380
	Bionime Corp.	162,000	365,550
#*	Biostar Microtech International Corp.	851,712	624,403
	Bioteque Corp.	406,680	1,449,736
#	Bizlink Holding, Inc.	547,782	4,031,287
#	Bon Fame Co. Ltd.	153,000	436,852
#	Bonny Worldwide Ltd.	19,000	102,688
#	Bora Pharmaceuticals Co. Ltd.	145,934	3,121,701
#	Brave C&H Supply Co. Ltd.	157,000	690,177
	Bright Led Electronics Corp.	567,180	340,239
	Brightek Optoelectronic Co. Ltd.	199,000	330,816
#	Brighten Optix Corp.	39,000	230,692

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Brighton-Best International Taiwan, Inc.	2,902,749	$3,133,538
	Brillian Network & Automation Integrated System Co. Ltd.	32,000	132,263
#	Browave Corp.	414,000	1,202,897
#	C Sun Manufacturing Ltd.	872,258	2,334,611
*	Calin Technology Co. Ltd.	115,000	147,286
	Calitech Co. Ltd.	40,000	76,857
	Cameo Communications, Inc.	1,466,435	462,359
#	Capital Futures Corp.	641,808	1,024,415
	Capital Securities Corp.	10,875,614	5,575,755
#	Career Technology MFG. Co. Ltd.	3,500,071	2,286,132
#	Carnival Industrial Corp.	671,530	257,859
#	Castles Technology Co. Ltd.	458,991	1,732,790
#	Caswell, Inc.	265,000	925,001
	Catcher Technology Co. Ltd.	2,242,872	13,936,624
	Cathay Chemical Works	87,000	135,760
	Cathay Financial Holding Co. Ltd.	15,162,826	21,322,414
	Cathay Real Estate Development Co. Ltd.	4,399,600	2,686,608
#	Cayman Engley Industrial Co. Ltd.	309,801	545,948
#	CCP Contact Probes Co. Ltd.	335,671	443,298
#	Celxpert Energy Corp.	599,690	535,733
#	Center Laboratories, Inc.	3,028,496	4,410,582
*	Central Reinsurance Co. Ltd.	1,499,575	1,103,539
#	Chailease Holding Co. Ltd.	3,979,676	22,029,589
#	Chain Chon Industrial Co. Ltd.	1,418,483	610,826
*	ChainQui Construction Development Co. Ltd.	753,946	419,983
#	Chaintech Technology Corp.	245,000	342,935
*	Champion Building Materials Co. Ltd.	1,772,451	613,675
	Champion Microelectronic Corp.	65,000	148,605
	Chang Hwa Commercial Bank Ltd.	15,206,963	8,489,346
	Chang Wah Electromaterials, Inc.	2,458,190	2,820,382
#	Chang Wah Technology Co. Ltd.	2,035,450	2,161,416
#	Channel Well Technology Co. Ltd.	1,287,000	3,231,921
#	Chant Sincere Co. Ltd.	122,000	325,045
#	Charoen Pokphand Enterprise	1,320,582	4,063,963
#	CHC Healthcare Group	790,000	1,419,346
	CHC Resources Corp.	481,048	853,586
#	Chen Full International Co. Ltd.	574,000	697,239
#	Chenbro Micom Co. Ltd.	229,000	2,046,378
#	Cheng Fwa Industrial Co. Ltd.	381,000	479,806
#	Cheng Loong Corp.	6,723,160	6,189,352
#	Cheng Mei Materials Technology Corp.	3,635,574	1,556,185
	Cheng Shin Rubber Industry Co. Ltd.	8,174,508	11,852,575
	Cheng Uei Precision Industry Co. Ltd.	3,027,630	4,318,749
#	Chenming Electronic Technology Corp.	580,708	771,291
	Chi Hua Fitness Co. Ltd.	42,384	67,306
#	Chia Chang Co. Ltd.	855,000	1,165,432
#	Chia Hsin Cement Corp.	3,137,921	1,788,630
	Chian Hsing Forging Industrial Co. Ltd.	288,200	279,872
	Chicony Electronics Co. Ltd.	3,068,689	16,089,823
	Chicony Power Technology Co. Ltd.	1,134,696	5,292,406
	Chief Telecom, Inc.	84,900	866,508
#	Chieftek Precision Co. Ltd.	400,212	809,973
	Chien Kuo Construction Co. Ltd.	1,153,364	635,361
	Chien Shing Harbour Service Co. Ltd.	164,000	231,500
#	Chime Ball Technology Co. Ltd.	162,282	191,627
#	China Airlines Ltd.	17,409,057	11,307,706
#	China Bills Finance Corp.	3,892,000	1,828,225
#	China Chemical & Pharmaceutical Co. Ltd.	1,658,000	1,234,245
	China Container Terminal Corp.	373,000	262,423

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	China Development Financial Holding Corp.	41,285,092	$15,850,056
	China Ecotek Corp.	132,000	261,458
#	China Electric Manufacturing Corp.	1,740,658	924,228
	China Fineblanking Technology Co. Ltd.	305,092	307,846
	China General Plastics Corp.	3,028,607	1,987,235
#	China Glaze Co. Ltd.	774,022	425,618
*	China Man-Made Fiber Corp.	8,540,227	2,118,044
	China Metal Products	2,216,405	2,790,445
#	China Motor Corp.	1,365,286	4,981,421
#*	China Petrochemical Development Corp.	25,757,099	7,739,567
	China Steel Chemical Corp.	1,056,998	3,830,718
	China Steel Corp.	29,281,440	23,464,177
#	China Steel Structure Co. Ltd.	530,000	897,584
#	China Wire & Cable Co. Ltd.	671,680	749,374
	Chinese Maritime Transport Ltd.	573,964	812,966
#	Ching Feng Home Fashions Co. Ltd.	847,200	553,679
#	Chin-Poon Industrial Co. Ltd.	2,600,617	3,712,490
#	Chipbond Technology Corp.	4,833,000	11,118,000
	ChipMOS Technologies, Inc.	4,024,155	5,493,461
	ChipMOS Technologies, Inc., ADR	62,027	1,667,297
#	Chlitina Holding Ltd.	351,000	2,112,951
	Chong Hong Construction Co. Ltd.	1,114,739	2,701,785
#	Chroma ATE, Inc.	964,705	6,165,712
	Chun YU Works & Co. Ltd.	1,438,500	1,064,759
	Chun Yuan Steel Industry Co. Ltd.	3,122,177	1,766,861
#	Chung Hung Steel Corp.	5,843,926	4,437,150
	Chung Hwa Food Industrial Co. Ltd.	85,115	269,546
#	Chung Hwa Pulp Corp.	2,739,308	1,970,470
	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,139,500	8,126,000
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	351,000	579,294
#	Chunghwa Precision Test Tech Co. Ltd.	132,000	2,231,350
	Chunghwa Telecom Co. Ltd., Sponsored ADR	65,709	2,469,344
	Chunghwa Telecom Co. Ltd.	5,266,000	19,962,933
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	1,336,000	758,878
#	Cleanaway Co. Ltd.	519,000	2,967,026
#	Clevo Co.	3,072,482	4,054,260
#*	CMC Magnetics Corp.	7,080,967	2,426,402
	C-Media Electronics, Inc.	11,000	24,451
#	CoAsia Electronics Corp.	524,793	424,627
#	Collins Co. Ltd.	789,060	489,757
	Compal Electronics, Inc.	15,974,560	18,320,526
#	Compeq Manufacturing Co. Ltd.	6,040,000	13,396,279
#	Compucase Enterprise	466,000	1,141,305
#	Concord International Securities Co. Ltd.	178,203	97,529
#*	Concord Securities Co. Ltd.	3,679,671	1,532,366
#	Continental Holdings Corp.	2,637,250	2,286,544
#	Contrel Technology Co. Ltd.	1,064,000	732,279
#	Coremax Corp.	449,486	991,499
	Coretronic Corp.	2,240,600	5,059,294
#	Co-Tech Development Corp.	1,645,800	3,082,756
	Cowealth Medical Holding Co. Ltd.	197,369	158,051
	Coxon Precise Industrial Co. Ltd.	311,000	171,504
	Creative Sensor, Inc.	14,000	12,922
	Crowell Development Corp.	381,000	459,764
*	CSBC Corp. Taiwan	3,511,371	2,014,838
	CTBC Financial Holding Co. Ltd.	57,892,931	52,521,125
	CTCI Corp.	3,711,896	5,012,774
	Cub Elecparts, Inc.	69,000	284,937
	CviLux Corp.	659,378	915,809

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	CX Technology Co. Ltd.	250,875	$227,550
#	Cyberlink Corp.	196,504	576,553
#	CyberPower Systems, Inc.	345,450	2,071,135
*	CyberTAN Technology, Inc.	2,354,873	1,559,837
#	Cypress Technology Co. Ltd.	284,589	343,917
#	Cystech Electronics Corp.	96,801	244,329
	DA CIN Construction Co. Ltd.	1,642,247	2,499,513
#	Dadi Early-Childhood Education Group Ltd.	146,502	180,221
	Dafeng TV Ltd.	396,061	650,840
	Dah San Electric Wire & Cable Co. Ltd.	130,000	202,385
#	Da-Li Development Co. Ltd.	2,282,969	2,485,831
	Darfon Electronics Corp.	1,707,700	2,772,379
#	Darwin Precisions Corp.	2,803,304	1,382,490
#	Daxin Materials Corp.	441,500	1,506,190
#	De Licacy Industrial Co. Ltd.	1,808,997	750,991
#	Delpha Construction Co. Ltd.	397,000	480,234
	Delta Electronics, Inc.	2,018,028	18,058,513
	Depo Auto Parts Ind Co. Ltd.	874,634	4,172,765
	DFI, Inc.	32,000	66,650
	Dimerco Data System Corp.	187,686	806,283
	Dimerco Express Corp.	1,199,158	3,348,705
#	D-Link Corp.	3,535,537	2,181,703
	Donpon Precision, Inc.	216,000	170,807
#	Dr Wu Skincare Co. Ltd.	153,000	723,233
	Draytek Corp.	305,000	293,427
#	Drewloong Precision, Inc.	161,965	774,712
#	Dyaco International, Inc.	494,564	514,099
	DYNACOLOR, Inc.	67,000	74,426
#	Dynamic Holding Co. Ltd.	1,682,693	4,448,294
	Dynamic Medical Technologies, Inc.	60,600	192,019
	Dynapack International Technology Corp.	1,030,000	2,738,494
	E Ink Holdings, Inc.	1,252,000	8,302,894
	E&R Engineering Corp.	371,000	1,074,629
	E.Sun Financial Holding Co. Ltd.	27,143,161	21,423,807
#	Eastech Holding Ltd.	132,000	305,665
*	Eastern Media International Corp.	1,653,909	1,103,125
	Eclat Textile Co. Ltd.	539,518	9,416,351
	ECOVE Environment Corp.	190,000	1,804,124
#	Edimax Technology Co. Ltd.	1,230,423	641,384
#	Edison Opto Corp.	760,345	613,725
	Edom Technology Co. Ltd.	1,415,141	1,107,688
#	eGalax_eMPIA Technology, Inc.	395,267	753,548
#	Egis Technology, Inc.	393,000	3,410,652
	Elan Microelectronics Corp.	995,026	4,759,454
#	E-Lead Electronic Co. Ltd.	266,746	501,414
	E-LIFE MALL Corp.	509,000	1,381,679
#	Elite Advanced Laser Corp.	983,320	1,957,898
#	Elite Material Co. Ltd.	870,839	12,793,157
#	Elite Semiconductor Microelectronics Technology, Inc.	1,260,390	3,699,129
#	Elitegroup Computer Systems Co. Ltd.	2,217,028	2,185,592
	eMemory Technology, Inc.	216,000	19,264,927
#	Emerging Display Technologies Corp.	865,000	889,391
	Ennoconn Corp.	522,298	4,491,054
#*	Ennostar, Inc.	4,740,431	6,358,216
	EnTie Commercial Bank Co. Ltd.	2,316,166	1,029,590
#*	Epileds Technologies, Inc.	484,000	332,575
#	Episil Technologies, Inc.	576,000	1,157,886
#	Episil-Precision, Inc.	608,015	1,091,815
#	Eris Technology Corp.	132,210	1,084,489

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Eson Precision Ind Co. Ltd.	746,000	$1,330,957
	Eternal Materials Co. Ltd.	6,340,099	5,802,463
#	Eurocharm Holdings Co. Ltd.	193,000	1,065,559
	Eva Airways Corp.	14,026,695	14,138,662
#	Ever Supreme Bio Technology Co. Ltd.	40,686	252,406
#*	Everest Textile Co. Ltd.	3,592,829	822,295
	Evergreen Aviation Technologies Corp.	349,000	1,130,976
	Evergreen International Storage & Transport Corp.	3,514,000	3,737,262
#	Evergreen Marine Corp. Taiwan Ltd.	4,757,568	22,819,982
#	Evergreen Steel Corp.	1,042,000	3,761,007
	Everlight Chemical Industrial Corp.	2,990,756	1,788,047
#	Everlight Electronics Co. Ltd.	3,453,570	5,348,483
#*	Everspring Industry Co. Ltd.	618,300	286,069
	Evertop Wire Cable Corp.	483,000	208,023
	Excel Cell Electronic Co. Ltd.	135,000	101,629
#	Excellence Opto, Inc.	141,000	136,763
#	Excelliance Mos Corp.	157,000	618,862
#	Excelsior Medical Co. Ltd.	980,376	2,712,473
#	EZconn Corp.	340,600	995,628
	Far Eastern Department Stores Ltd.	8,101,000	6,432,428
	Far Eastern International Bank	21,980,843	8,564,931
	Far Eastern New Century Corp.	11,733,705	11,577,000
#	Far EasTone Telecommunications Co. Ltd.	6,468,391	16,603,200
#	Faraday Technology Corp.	669,000	8,842,106
	Farcent Enterprise Co. Ltd.	36,000	65,089
#	Farglory F T Z Investment Holding Co. Ltd.	872,053	1,552,555
	Farglory Land Development Co. Ltd.	2,038,105	3,729,831
#	FDC International Hotels Corp.	79,000	206,314
*	Federal Corp.	2,382,938	1,395,687
#	Feedback Technology Corp.	223,200	679,677
	Feng Hsin Steel Co. Ltd.	2,993,131	6,488,567
#	Feng TAY Enterprise Co. Ltd.	1,359,959	7,011,975
#	FIC Global, Inc.	219,000	394,061
	FineMat Applied Materials Co. Ltd.	11,000	12,389
#	FineTek Co. Ltd.	116,421	350,400
	Firich Enterprises Co. Ltd.	105,000	99,313
#	First Copper Technology Co. Ltd.	360,000	354,741
	First Financial Holding Co. Ltd.	26,545,686	22,527,196
#	First Hi-Tec Enterprise Co. Ltd.	465,736	1,628,785
#	First Hotel	1,386,293	667,439
	First Insurance Co. Ltd.	1,874,640	1,096,868
#*	First Steamship Co. Ltd.	5,121,961	1,355,554
#	FIT Holding Co. Ltd.	1,132,436	1,567,408
	Fitipower Integrated Technology, Inc.	497,700	3,726,509
#	Fittech Co. Ltd.	480,000	986,599
#	FLEXium Interconnect, Inc.	2,614,724	7,134,196
#	Flytech Technology Co. Ltd.	706,070	1,532,080
	FocalTech Systems Co. Ltd.	542,000	1,710,025
	Force Mos Technology Ltd.	40,800	62,319
#	Forcecon Tech Co. Ltd.	496,000	2,573,712
#*	Forest Water Environment Engineering Co. Ltd.	245,326	252,113
#	Formosa Advanced Technologies Co. Ltd.	1,383,000	1,670,664
	Formosa Chemicals & Fibre Corp.	6,392,198	11,540,270
#	Formosa Electronic Industries, Inc.	100,000	121,195
#*	Formosa International Hotels Corp.	319,975	2,172,891
#	Formosa Laboratories, Inc.	723,467	2,592,530
	Formosa Oilseed Processing Co. Ltd.	312,135	528,364
	Formosa Optical Technology Co. Ltd.	223,000	623,390
#	Formosa Petrochemical Corp.	991,000	2,353,591

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Formosa Plastics Corp.	5,517,770	$12,680,088
	Formosa Sumco Technology Corp.	264,000	1,364,362
#	Formosa Taffeta Co. Ltd.	5,138,460	3,953,593
	Formosan Rubber Group, Inc.	1,503,128	1,135,589
#	Formosan Union Chemical	2,663,936	1,754,698
#	Fortune Electric Co. Ltd.	300,304	4,247,464
#	Founding Construction & Development Co. Ltd.	1,356,882	990,264
	Foxconn Technology Co. Ltd.	3,063,241	4,932,904
	Foxsemicon Integrated Technology, Inc.	537,402	3,705,763
#	Franbo Lines Corp.	1,595,881	977,619
#	Froch Enterprise Co. Ltd.	1,735,384	1,035,532
	FSP Technology, Inc.	887,619	1,469,696
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	349,409	180,304
#	Fu Hua Innovation Co. Ltd.	2,087,891	1,878,135
#	Fubon Financial Holding Co. Ltd.	15,005,385	30,844,303
#	Fulgent Sun International Holding Co. Ltd.	1,092,730	4,399,623
	Fullerton Technology Co. Ltd.	652,670	454,178
#	Fulltech Fiber Glass Corp.	3,076,365	1,436,737
	Fusheng Precision Co. Ltd.	653,000	4,719,037
#	Fwusow Industry Co. Ltd.	1,244,932	754,923
#	G Shank Enterprise Co. Ltd.	1,120,510	2,538,977
*	G Tech Optoelectronics Corp.	27,665	25,738
#	Galaxy Software Services Corp.	19,440	80,245
#	Gallant Precision Machining Co. Ltd.	264,000	293,130
#	Gamania Digital Entertainment Co. Ltd.	906,000	2,240,460
*	GCS Holdings, Inc.	401,000	384,336
#	GEM Services, Inc.	453,970	955,679
	GEM Terminal Industrial Co. Ltd.	165,000	159,668
#	Gemtek Technology Corp.	2,619,574	2,965,320
#	General Interface Solution Holding Ltd.	2,053,000	4,104,646
#	General Plastic Industrial Co. Ltd.	631,478	680,301
#	Generalplus Technology, Inc.	436,000	720,379
#	GeneReach Biotechnology Corp.	254,182	308,598
#	Genius Electronic Optical Co. Ltd.	638,576	8,118,173
	Genmont Biotech, Inc.	78,314	58,655
#	Genovate Biotechnology Co. Ltd.	271,700	216,720
#	GeoVision, Inc.	467,840	649,750
#	Getac Holdings Corp.	2,997,281	9,856,175
	GFC Ltd.	249,400	661,507
	Giant Manufacturing Co. Ltd.	1,114,355	6,342,826
#	Giantplus Technology Co. Ltd.	2,035,000	873,894
#	Gigabyte Technology Co. Ltd.	1,020,750	10,100,915
*	Gigasolar Materials Corp.	242,678	774,047
*	Gigastorage Corp.	533,576	286,531
#	Global Brands Manufacture Ltd.	2,469,175	5,037,470
#	Global Lighting Technologies, Inc.	545,000	858,856
#	Global Mixed Mode Technology, Inc.	516,000	4,048,037
#	Global PMX Co. Ltd.	420,000	1,412,972
#	Global Unichip Corp.	276,000	13,550,686
#	Globaltek Fabrication Co. Ltd.	78,000	127,629
#	Globalwafers Co. Ltd.	882,779	16,309,000
#*	Globe Union Industrial Corp.	1,766,136	862,091
#	Gloria Material Technology Corp.	3,041,885	4,618,346
*	Glotech Industrial Corp.	124,000	47,983
#*	GlycoNex, Inc.	163,828	141,590
#	GMI Technology, Inc.	1,055,563	839,163
	Gold Circuit Electronics Ltd.	974,372	7,129,726
	Goldsun Building Materials Co. Ltd., Class C	6,445,965	6,112,195
	Gongin Precision Industrial Co. Ltd.	87,000	287,430

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Good Will Instrument Co. Ltd.	390,342	$521,609
#	Gordon Auto Body Parts	527,000	517,783
#	Gourmet Master Co. Ltd.	802,102	2,458,745
#*	Grand Fortune Securities Co. Ltd.	1,849,214	765,142
*	Grand Ocean Retail Group Ltd.	276,000	96,968
#	Grand Pacific Petrochemical	7,372,579	3,389,500
#	Grand Process Technology Corp.	125,000	2,525,282
#	GrandTech CG Systems, Inc.	331,890	722,489
	Grape King Bio Ltd.	864,000	4,208,393
	Great China Metal Industry	1,132,000	863,328
	Great Taipei Gas Co. Ltd.	1,511,000	1,563,261
#	Great Tree Pharmacy Co. Ltd.	369,055	3,932,878
	Great Wall Enterprise Co. Ltd.	4,173,478	7,689,522
	Greatek Electronics, Inc.	2,374,000	4,487,914
	Green World FinTech Service Co. Ltd.	23,100	333,646
#	Group Up Industrial Co. Ltd.	279,000	1,357,639
#	GTM Holdings Corp.	1,004,550	978,323
#	Gudeng Precision Industrial Co. Ltd.	164,292	2,108,097
#*	Hai Kwang Enterprise Corp.	214,400	138,013
#	Hannstar Board Corp.	2,820,831	5,128,089
#*	HannStar Display Corp.	13,924,323	5,229,498
#*	HannsTouch Holdings Co.	3,937,862	1,158,966
	Hanpin Electron Co. Ltd.	381,000	487,586
#	Harmony Electronics Corp.	220,000	219,828
#	Harvatek Corp.	1,062,839	856,817
#	Heran Co. Ltd.	93,000	335,927
	Hey Song Corp.	1,993,500	2,531,853
	Hi-Clearance, Inc.	146,045	622,475
	Highlight Tech Corp.	556,842	909,706
*	High-Tek Harness Enterprise Co. Ltd.	141,000	62,264
#	Highwealth Construction Corp.	4,311,189	5,452,655
#	Hi-Lai Foods Co. Ltd.	51,000	247,192
#*	HIM International Music, Inc.	192,200	663,925
#	Hiroca Holdings Ltd.	466,221	580,426
#	Hitron Technology, Inc.	826,997	891,340
	Hiwin Mikrosystem Corp.	59,000	123,818
	Hiwin Technologies Corp.	1,117,866	7,846,401
	Hiyes International Co. Ltd.	134,000	402,583
	Ho Tung Chemical Corp.	6,567,828	1,862,183
#	Hocheng Corp.	1,518,266	824,501
#	Holdings-Key Electric Wire & Cable Co. Ltd.	532,521	510,986
#	Holiday Entertainment Co. Ltd.	417,390	1,197,156
#	Holtek Semiconductor, Inc.	1,262,000	2,493,618
	Holy Stone Enterprise Co. Ltd.	1,022,358	3,068,751
	Hon Hai Precision Industry Co. Ltd.	18,429,403	60,286,695
	Hong Pu Real Estate Development Co. Ltd.	1,477,554	1,384,039
#	Hong TAI Electric Industrial	1,557,000	1,346,006
#	Hong YI Fiber Industry Co.	1,007,680	540,600
#*	Horizon Securities Co. Ltd.	2,505,560	821,435
	Hota Industrial Manufacturing Co. Ltd.	629,816	1,055,515
	Hotai Finance Co. Ltd.	831,600	3,219,888
#	Hotai Motor Co. Ltd.	430,180	8,714,604
	Hotron Precision Electronic Industrial Co. Ltd.	315,364	342,474
#	Hsin Kuang Steel Co. Ltd.	1,825,000	3,246,766
	Hsin Yung Chien Co. Ltd.	259,510	866,468
	Hsing TA Cement Co.	846,222	478,868
#*	HTC Corp.	3,886,619	6,071,720
	Hu Lane Associate, Inc.	540,555	2,593,082
#	HUA ENG Wire & Cable Co. Ltd.	2,086,000	1,363,207

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Hua Jung Components Co. Ltd.	34,000	$16,219
	Hua Nan Financial Holdings Co. Ltd., Class C	20,661,619	14,232,732
	Hua Yu Lien Development Co. Ltd.	87,000	233,396
	Huaku Development Co. Ltd.	1,852,400	5,628,276
	Huang Hsiang Construction Corp.	327,735	450,530
#	Huikwang Corp.	57,000	61,902
	Hung Ching Development & Construction Co. Ltd.	933,000	880,961
#	Hung Sheng Construction Ltd.	2,917,603	1,853,209
	Huxen Corp.	269,072	444,748
	Hwa Fong Rubber Industrial Co. Ltd.	1,294,096	592,018
	Hwacom Systems, Inc.	253,000	152,966
	Hycon Technology Corp.	105,169	202,333
	Ibase Gaming, Inc.	61,000	91,289
	Ibase Technology, Inc.	551,345	1,519,618
#*	IBF Financial Holdings Co. Ltd.	18,542,238	7,076,846
#	IC Plus Corp.	85,000	153,649
#	Ichia Technologies, Inc.	1,688,255	1,827,426
#	I-Chiun Precision Industry Co. Ltd.	1,110,749	1,754,870
*	Ideal Bike Corp.	214,000	66,761
#	IEI Integration Corp.	936,173	2,334,007
	Inergy Technology, Inc.	83,000	188,129
	Infortrend Technology, Inc.	1,508,866	981,872
#	Info-Tek Corp.	487,000	761,193
#	Ingentec Corp.	74,178	426,212
#	Innodisk Corp.	540,929	5,243,490
	Innolux Corp.	31,875,865	16,578,012
#	Inpaq Technology Co. Ltd.	607,199	1,467,554
#	Insyde Software Corp.	151,000	1,216,174
#	Intai Technology Corp.	235,800	924,915
#	Integrated Service Technology, Inc.	666,669	2,303,649
#	IntelliEPI, Inc.	141,000	261,511
	Interactive Digital Technologies, Inc.	88,000	212,193
	International CSRC Investment Holdings Co.	4,824,083	2,892,624
#	International Games System Co. Ltd., Class C	549,000	14,524,167
#	Inventec Corp.	4,922,276	8,645,081
	Iron Force Industrial Co. Ltd.	296,682	830,905
#	I-Sheng Electric Wire & Cable Co. Ltd.	663,000	981,291
	I-Sunny Construction & Development Co. Ltd.	164,545	471,999
	ITE Technology, Inc.	741,646	3,601,384
	ITEQ Corp.	1,376,608	3,644,661
#	Jarllytec Co. Ltd.	359,828	2,679,889
#	Jean Co. Ltd.	663,284	550,215
	Jentech Precision Industrial Co. Ltd.	268,356	6,423,741
#	Jess-Link Products Co. Ltd.	561,450	1,430,396
#	Jetway Information Co. Ltd.	250,000	329,961
	Jetwell Computer Co. Ltd.	62,000	188,527
#	Jia Wei Lifestyle, Inc.	242,000	466,461
	Jih Lin Technology Co. Ltd.	265,000	554,845
#	Jiin Yeeh Ding Enterprise Co. Ltd.	363,200	585,898
#	Jinan Acetate Chemical Co. Ltd.	148,079	3,973,154
*	Jinli Group Holdings Ltd.	688,681	235,264
	JMC Electronics Co. Ltd.	61,000	66,575
	Johnson Health Tech Co. Ltd.	76,000	157,330
#	Joinsoon Electronics Manufacturing Co. Ltd.	548,000	391,661
#	Jourdeness Group Ltd.	251,000	451,092
#	JPP Holding Co. Ltd.	36,000	144,796
#	K Laser Technology, Inc.	962,459	756,269
#	Kaimei Electronic Corp.	465,851	947,893
#	Kaori Heat Treatment Co. Ltd.	340,321	2,461,755

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kaulin Manufacturing Co. Ltd.	1,256,684	$526,033
#	Kedge Construction Co. Ltd.	303,655	766,670
	Keding Enterprises Co. Ltd.	14,000	51,390
	KEE TAI Properties Co. Ltd.	3,007,101	1,476,866
#	Kenda Rubber Industrial Co. Ltd.	3,930,017	3,744,368
#	Kenmec Mechanical Engineering Co. Ltd.	1,035,000	2,002,175
#	Kerry TJ Logistics Co. Ltd.	1,415,000	1,684,460
#	Key Ware Electronics Co. Ltd.	378,430	141,248
#	Keystone Microtech Corp.	150,000	1,391,334
	KHGEARS International Ltd.	23,504	63,358
	Kindom Development Co. Ltd.	3,035,000	3,836,172
	King Chou Marine Technology Co. Ltd.	495,800	616,358
#	King Slide Works Co. Ltd.	180,450	5,992,527
	King Yuan Electronics Co. Ltd.	7,380,032	19,713,678
	King's Town Bank Co. Ltd.	6,557,653	8,532,832
#*	King's Town Construction Co. Ltd.	659,690	655,223
	Kinik Co.	727,000	5,088,762
#	Kinko Optical Co. Ltd.	759,120	633,813
	Kinpo Electronics	8,325,892	4,093,422
#	Kinsus Interconnect Technology Corp.	2,525,476	8,083,842
#	KMC Kuei Meng International, Inc.	453,951	1,833,807
#	KNH Enterprise Co. Ltd.	719,150	607,951
#	Ko Ja Cayman Co. Ltd.	137,000	264,506
#	KS Terminals, Inc.	945,290	2,058,004
#	Kung Long Batteries Industrial Co. Ltd.	424,000	1,761,422
#*	Kung Sing Engineering Corp.	3,354,135	1,348,874
	Kuo Toong International Co. Ltd.	1,421,735	2,563,945
#*	Kuo Yang Construction Co. Ltd.	1,339,517	935,839
	Kwong Fong Industries Corp.	381,733	141,377
	Kwong Lung Enterprise Co. Ltd.	723,000	1,338,863
#	KYE Systems Corp.	1,412,107	734,720
#	L&K Engineering Co. Ltd.	1,098,000	5,992,641
#	La Kaffa International Co. Ltd.	187,947	781,635
*	LAN FA Textile	1,512,412	455,013
#	LandMark Optoelectronics Corp.	422,600	1,447,889
*	Lang, Inc.	76,000	97,202
#	Lanner Electronics, Inc.	862,387	3,166,062
	Largan Precision Co. Ltd.	212,234	16,826,908
#	Laser Tek Taiwan Co. Ltd.	439,086	479,351
#	Laster Tech Corp. Ltd.	572,540	886,638
	LCY Technology Corp.	111,000	90,724
*	Leader Electronics, Inc.	172,000	113,276
#	Leadtrend Technology Corp.	94,928	254,156
#*	Lealea Enterprise Co. Ltd.	5,120,683	1,640,904
*	Leatec Fine Ceramics Co. Ltd.	23,000	20,306
	Ledlink Optics, Inc.	309,858	235,171
#	LEE CHI Enterprises Co. Ltd.	1,204,000	577,717
#	Lelon Electronics Corp.	639,122	1,400,847
#	Lemtech Holdings Co. Ltd.	193,032	527,597
	Leo Systems, Inc.	98,000	105,248
#*	Leofoo Development Co. Ltd.	790,010	446,200
#*	Li Cheng Enterprise Co. Ltd.	561,057	351,429
#*	Li Peng Enterprise Co. Ltd.	3,733,060	918,738
#	Lian HWA Food Corp.	671,355	1,859,203
#	Lida Holdings Ltd.	435,000	446,938
	Lien Hwa Industrial Holdings Corp.	2,766,470	5,730,490
	Ligitek Electronics Co. Ltd.	97,000	65,615
#	Lingsen Precision Industries Ltd.	2,676,490	2,084,440
#*	Lion Travel Service Co. Ltd.	192,000	789,878

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Lite-On Technology Corp.	4,371,419	$15,138,713
	Liton Technology Corp.	346,000	385,299
*	Long Bon International Co. Ltd.	2,254,276	1,119,576
#	Long Da Construction & Development Corp.	813,000	816,990
	Longchen Paper & Packaging Co. Ltd.	5,934,003	2,618,706
#	Longwell Co.	965,000	1,985,100
#	Lotes Co. Ltd.	414,223	13,067,021
#	Lotus Pharmaceutical Co. Ltd.	450,000	4,007,292
#	Lu Hai Holding Corp.	392,386	362,911
#	Lucky Cement Corp.	1,165,000	565,573
#	Lumax International Corp. Ltd.	559,513	1,610,406
*	Lung Yen Life Service Corp.	1,035,000	1,277,997
	Lungteh Shipbuilding Co. Ltd.	236,000	619,310
#	Luxe Green Energy Technology Co. Ltd.	328,202	345,149
#	LuxNet Corp.	163,705	752,712
#	M3 Technology, Inc.	39,000	220,579
#	M31 Technology Corp.	53,400	2,990,862
	Macauto Industrial Co. Ltd.	403,000	905,264
#	Machvision, Inc.	252,890	2,224,830
	Macroblock, Inc.	229,000	737,689
#	Macronix International Co. Ltd.	9,687,837	9,025,870
	MacroWell OMG Digital Entertainment Co. Ltd.	54,000	178,446
	Makalot Industrial Co. Ltd.	702,670	8,060,475
#	Marketech International Corp.	614,000	2,874,509
#	Materials Analysis Technology, Inc.	378,179	3,046,493
	Maxigen Biotech, Inc.	87,650	128,067
	Mayer Steel Pipe Corp.	890,905	935,757
	Maywufa Co. Ltd.	178,462	126,730
#	Mechema Chemicals International Corp.	241,000	612,654
	Medeon Biodesign, Inc.	72,549	110,436
	MediaTek, Inc.	2,965,823	91,518,236
	Mega Financial Holding Co. Ltd.	12,828,602	15,409,975
	Meiloon Industrial Co.	518,911	327,839
#*	Mercuries & Associates Holding Ltd.	3,576,247	1,414,582
#	Mercuries Data Systems Ltd.	52,000	38,872
*	Mercuries Life Insurance Co. Ltd.	18,874,033	2,905,390
#	Merida Industry Co. Ltd.	716,588	3,924,508
	Merry Electronics Co. Ltd.	1,324,771	4,311,770
#	METAAGE Corp.	386,000	871,738
	Metatech AP, Inc.	31,000	39,679
	Micro-Star International Co. Ltd.	2,891,465	16,770,571
#	Mildef Crete, Inc.	328,000	856,611
#	MIN AIK Technology Co. Ltd.	875,249	559,707
#	Mirle Automation Corp.	1,116,512	1,278,151
	Mitac Holdings Corp.	6,455,535	9,278,549
	Mitake Information Corp.	25,000	48,424
	MJ International Co. Ltd.	39,000	58,391
#*	Mobiletron Electronics Co. Ltd.	504,960	849,925
#	momo.com, Inc.	295,548	4,102,497
#	MOSA Industrial Corp.	519,162	379,850
	Mosel Vitelic, Inc.	148,000	146,504
#	Motech Industries, Inc.	230,000	190,981
	MPI Corp.	639,000	5,625,653
#	MSSCORPS Co. Ltd.	220,000	984,156
*	My Humble House Hospitality Management Consulting	37,000	69,576
#	Nak Sealing Technologies Corp.	407,549	1,671,244
#	Namchow Holdings Co. Ltd.	1,457,000	2,424,580
	Nan Liu Enterprise Co. Ltd.	249,000	574,131
	Nan Pao Resins Chemical Co. Ltd.	226,000	2,094,756

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Nan Ren Lake Leisure Amusement Co. Ltd.	977,072	$379,063
	Nan Ya Plastics Corp.	7,465,584	14,468,369
#	Nan Ya Printed Circuit Board Corp.	1,157,211	8,354,416
#	Nang Kuang Pharmaceutical Co. Ltd.	348,000	544,494
	Nantex Industry Co. Ltd.	1,685,363	1,944,144
	Nanya Technology Corp.	3,573,751	7,838,187
	National Aerospace Fasteners Corp.	37,000	107,342
	National Petroleum Co. Ltd.	643,000	1,370,354
#	Netronix, Inc.	439,000	1,263,691
	New Asia Construction & Development Corp.	697,000	260,065
	New Best Wire Industrial Co. Ltd.	185,200	204,445
#*	New Era Electronics Co. Ltd.	480,000	700,606
#*	Newmax Technology Co. Ltd.	429,000	448,507
#	Nexcom International Co. Ltd.	679,267	1,015,886
#	Nichidenbo Corp.	1,181,552	2,132,916
#	Nidec Chaun-Choung Technology Corp.	134,000	560,426
#	Nien Hsing Textile Co. Ltd.	805,656	491,358
	Nien Made Enterprise Co. Ltd.	653,000	6,980,804
#	Niko Semiconductor Co. Ltd.	392,080	685,896
#	Nishoku Technology, Inc.	262,800	869,525
#	Nova Technology Corp.	168,000	746,204
#	Novatek Microelectronics Corp.	1,242,000	20,231,807
#	Nuvoton Technology Corp.	703,000	2,877,315
	Nyquest Technology Co. Ltd.	100,000	259,827
	O-Bank Co. Ltd.	3,755,961	1,128,861
#*	Ocean Plastics Co. Ltd.	873,000	1,012,758
#	OFCO Industrial Corp.	91,696	70,717
#	OK Biotech Co. Ltd.	103,718	81,994
#	Oneness Biotech Co. Ltd.	258,269	1,422,655
#	Optimax Technology Corp.	119,000	125,890
*	Orient Europharma Co. Ltd.	199,000	241,280
#	Orient Semiconductor Electronics Ltd.	2,851,637	5,803,004
#	Oriental Union Chemical Corp.	3,724,819	2,196,544
	O-TA Precision Industry Co. Ltd.	608,683	1,724,196
#	Pacific Construction Co.	1,439,276	459,467
#	Pacific Hospital Supply Co. Ltd.	387,706	1,046,601
	PADAUK Technology Co. Ltd.	30,855	133,993
#	Paiho Shih Holdings Corp.	1,194,088	682,684
	Pan Asia Chemical Corp.	438,787	176,535
#	Pan German Universal Motors Ltd.	70,000	657,154
#	Pan Jit International, Inc.	1,757,074	3,461,067
#	Pan Ram International Corp.	83,000	113,637
#	Pan-International Industrial Corp.	2,749,854	2,901,988
#	Panion & BF Biotech, Inc.	162,753	537,072
	Parade Technologies Ltd.	174,805	6,201,579
#	Paragon Technologies Co. Ltd.	276,626	295,485
#	Parpro Corp.	232,000	246,419
#*	PChome Online, Inc.	809,581	1,156,877
#	PCL Technologies, Inc.	397,129	920,985
	P-Duke Technology Co. Ltd.	336,644	1,028,194
	Pegatron Corp.	7,971,293	21,013,678
#	Pegavision Corp.	264,912	3,285,627
*	PharmaEssentia Corp.	72,000	722,946
	Phison Electronics Corp.	508,000	8,531,476
#	Phoenix Silicon International Corp.	1,060,010	1,731,062
*	Phytohealth Corp.	169,000	118,817
	Pixart Imaging, Inc.	995,000	5,050,582
#	Planet Technology Corp.	200,000	914,627
#	Plastron Precision Co. Ltd.	656,491	372,737

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Plotech Co. Ltd.	578,800	$304,001
	Polytronics Technology Corp.	404,239	681,726
#	Posiflex Technology, Inc.	188,939	709,760
	Pou Chen Corp.	8,125,005	8,179,337
#	Power Wind Health Industry, Inc.	188,319	676,693
#	Powerchip Semiconductor Manufacturing Corp.	14,881,000	12,795,079
	Powertech Technology, Inc.	4,454,580	20,681,217
	Powertip Technology Corp.	201,000	103,099
	Poya International Co. Ltd.	282,353	4,652,154
	President Chain Store Corp.	1,792,728	15,115,117
	President Securities Corp.	6,498,644	3,907,712
#	Primax Electronics Ltd.	3,155,000	6,613,820
	Prince Housing & Development Corp.	7,963,140	2,667,924
	Princeton Technology Corp.	70,000	64,316
#	Pro Hawk Corp.	86,000	409,184
#	Progate Group Corp.	52,000	686,816
#	Promate Electronic Co. Ltd.	1,149,000	2,191,969
#	Prosperity Dielectrics Co. Ltd.	801,687	1,164,419
	P-Two Industries, Inc.	17,000	16,794
#	Qisda Corp.	5,811,525	8,633,148
	QST International Corp.	364,738	714,759
	Qualipoly Chemical Corp.	681,893	815,949
#	Quang Viet Enterprise Co. Ltd.	245,000	858,908
	Quanta Computer, Inc.	2,256,436	17,841,672
#	Quanta Storage, Inc.	1,275,000	3,251,217
#	Quintain Steel Co. Ltd.	2,151,384	1,052,386
	Radiant Opto-Electronics Corp.	2,121,692	9,382,843
*	Radium Life Tech Co. Ltd.	4,896,858	1,472,083
#	Rafael Microelectronics, Inc.	55,097	254,536
	Raydium Semiconductor Corp.	210,000	2,519,877
	Realtek Semiconductor Corp.	992,861	14,858,561
#	Rechi Precision Co. Ltd.	2,389,292	1,685,998
#*	Rexon Industrial Corp. Ltd.	799,559	1,139,259
*	Rich Development Co. Ltd.	3,758,769	1,127,880
	Right WAY Industrial Co. Ltd.	56,000	28,934
#	RiTdisplay Corp.	78,000	87,690
*	Ritek Corp.	4,923,593	1,225,175
#	Rodex Fasteners Corp.	125,000	176,027
*††	Roo Hsing Co. Ltd.	3,680,000	403,440
#	Ruby Tech Corp.	55,000	114,835
	Ruentex Development Co. Ltd.	4,682,217	5,333,620
#	Ruentex Engineering & Construction Co.	408,440	1,536,153
	Ruentex Industries Ltd.	3,034,253	5,814,012
#	Run Long Construction Co. Ltd.	553,213	1,819,154
	Sakura Development Co. Ltd.	178,514	275,284
	Sampo Corp.	2,123,895	1,933,030
#	San Fang Chemical Industry Co. Ltd.	1,244,659	1,044,036
#	San Far Property Ltd.	1,234,297	855,634
	San Fu Chemical Co. Ltd.	111,000	451,512
	San Shing Fastech Corp.	672,622	1,181,484
	Sanitar Co. Ltd.	283,000	328,567
#	Sanyang Motor Co. Ltd.	2,484,802	5,587,260
#	Savior Lifetec Corp.	1,297,203	827,438
	Scan-D Corp.	7,000	9,376
	SCI Pharmtech, Inc.	124,696	378,175
#	Scientech Corp.	222,000	1,534,914
	ScinoPharm Taiwan Ltd.	861,000	691,060
	SciVision Biotech, Inc.	50,000	119,571
	SDI Corp.	791,000	2,586,281

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sea & Land Integrated Corp.	92,500	$65,328
#	Sea Sonic Electronics Co. Ltd.	276,000	810,818
	Senao International Co. Ltd.	521,547	630,162
#	Senao Networks, Inc.	177,000	1,351,757
#	Sensortek Technology Corp.	94,000	1,348,947
#	Sercomm Corp.	1,905,000	7,891,015
	Sesoda Corp.	1,312,261	1,352,836
	Shanghai Commercial & Savings Bank Ltd.	4,327,660	6,116,460
#	Shan-Loong Transportation Co. Ltd.	619,247	589,367
#	Sharehope Medicine Co. Ltd.	678,473	702,196
	Sheng Yu Steel Co. Ltd.	1,008,000	904,509
#	ShenMao Technology, Inc.	601,450	1,283,822
#	Shieh Yih Machinery Industry Co. Ltd.	582,000	444,880
	Shih Her Technologies, Inc.	373,000	1,082,615
	Shih Wei Navigation Co. Ltd.	2,820,634	1,747,065
	Shihlin Development Co. Ltd.	43,000	14,794
#	Shihlin Electric & Engineering Corp.	953,787	3,693,725
#	Shin Foong Specialty & Applied Materials Co. Ltd.	226,000	380,749
	Shin Hai Gas Corp.	8,242	14,249
	Shin Hsiung Natural Gas Co. Ltd.	121,465	217,258
#*	Shin Kong Financial Holding Co. Ltd.	44,273,198	11,854,249
	Shin Ruenn Development Co. Ltd.	166,000	309,038
	Shin Shin Natural Gas Co.	12,480	16,053
	Shin Zu Shing Co. Ltd.	1,104,127	5,262,475
#	Shinfox Energy Co. Ltd.	182,000	636,889
	Shinih Enterprise Co. Ltd.	85,000	54,557
*	Shining Building Business Co. Ltd.	2,773,622	911,647
	Shinkong Insurance Co. Ltd.	1,833,784	4,039,297
#	Shinkong Synthetic Fibers Corp.	8,122,844	3,884,328
	Shinkong Textile Co. Ltd.	912,169	1,317,244
#	Shiny Chemical Industrial Co. Ltd.	634,302	2,680,421
#	ShunSin Technology Holding Ltd.	247,000	1,479,812
#*	Shuttle, Inc.	2,415,000	1,315,685
	Sigurd Microelectronics Corp.	3,773,523	8,134,109
#	Silergy Corp.	491,000	6,042,607
#	Silicon Integrated Systems Corp.	2,373,700	3,125,406
	Silicon Power Computer & Communications, Inc.	128,000	139,951
	Silitech Technology Corp.	69,521	88,233
#	Simplo Technology Co. Ltd.	764,880	9,898,389
	Sinbon Electronics Co. Ltd.	572,849	4,716,298
#	Sincere Navigation Corp.	2,291,741	1,676,824
#	Singatron Enterprise Co. Ltd.	540,000	538,427
	Single Well Industrial Corp.	257,351	234,967
#	Sinher Technology, Inc.	406,000	443,697
	Sinkang Industries Co. Ltd.	16,000	8,604
#	Sinmag Equipment Corp.	296,519	1,391,317
#	Sino-American Silicon Products, Inc.	2,509,000	15,341,066
#	Sinon Corp.	3,121,740	3,845,143
	SinoPac Financial Holdings Co. Ltd.	34,843,295	21,323,122
#	Sinopower Semiconductor, Inc.	117,100	406,132
#	Sinphar Pharmaceutical Co. Ltd.	606,147	632,514
	Sinyi Realty, Inc.	1,834,314	1,698,545
	Sirtec International Co. Ltd.	627,000	605,352
#	Sitronix Technology Corp.	701,774	6,089,360
#	Siward Crystal Technology Co. Ltd.	1,214,705	1,289,984
#	Soft-World International Corp.	353,000	1,614,332
	Solar Applied Materials Technology Corp.	2,627,531	3,299,731
#	Solomon Technology Corp.	737,000	930,263
#	Solteam, Inc.	454,269	617,635

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Solytech Enterprise Corp.	310,000	$153,690
	Sonix Technology Co. Ltd.	974,000	1,654,476
#	Southeast Cement Co. Ltd.	1,181,000	684,387
	Speed Tech Corp.	706,000	1,323,563
#	Spirox Corp.	470,745	920,758
	Sporton International, Inc.	457,844	3,389,751
	Sports Gear Co. Ltd.	77,000	169,165
#	St Shine Optical Co. Ltd.	380,000	2,326,538
	Standard Chemical & Pharmaceutical Co. Ltd.	562,040	1,150,269
	Standard Foods Corp.	2,674,734	3,198,297
	Stark Technology, Inc.	605,520	2,327,411
#	S-Tech Corp.	339,000	362,455
#	STL Technology Co. Ltd.	101,000	97,128
	Sumeeko Industries Co. Ltd.	51,000	140,309
	Sun Race Sturmey-Archer, Inc.	249,000	247,828
#	Sun Yad Construction Co. Ltd.	570,495	251,075
	Sunfun Info Co. Ltd.	10,760	75,566
#	Sunjuice Holdings Co. Ltd.	55,000	404,317
	Sunko INK Co. Ltd.	373,800	171,277
	SunMax Biotechnology Co. Ltd.	115,000	740,040
#	Sunny Friend Environmental Technology Co. Ltd.	502,257	1,744,113
#	Sunonwealth Electric Machine Industry Co. Ltd.	1,133,001	4,217,763
#	Sunplus Innovation Technology, Inc.	91,000	474,510
	Sunplus Technology Co. Ltd.	2,976,153	3,065,261
#	Sunrex Technology Corp.	1,238,145	2,227,546
#	Sunspring Metal Corp.	947,291	761,639
*	Super Dragon Technology Co. Ltd.	170,000	127,701
	Superior Plating Technology Co. Ltd.	100,000	196,812
#	Supreme Electronics Co. Ltd.	3,451,051	6,629,984
	Swancor Holding Co. Ltd.	421,000	1,316,885
	Sweeten Real Estate Development Co. Ltd.	1,192,034	1,056,933
#	Symtek Automation Asia Co. Ltd.	419,555	1,382,657
#	Syncmold Enterprise Corp.	718,000	1,758,671
*	SYNergy ScienTech Corp.	127,000	101,800
	Syngen Biotech Co. Ltd.	14,000	67,479
#	Synmosa Biopharma Corp.	666,705	800,003
	Synnex Technology International Corp.	3,903,732	8,962,876
#	Systex Corp.	942,293	3,471,188
#	T3EX Global Holdings Corp.	753,178	2,172,724
#	TA Chen Stainless Pipe	10,458,566	12,367,715
#	Ta Liang Technology Co. Ltd.	318,270	565,817
#	Ta Ya Electric Wire & Cable	3,519,849	3,916,043
#	Ta Yih Industrial Co. Ltd.	220,000	290,520
	Tah Hsin Industrial Corp.	228,378	523,582
	TAI Roun Products Co. Ltd.	228,000	99,804
	TA-I Technology Co. Ltd.	758,834	1,095,494
#*	Tai Tung Communication Co. Ltd.	933,230	729,581
	Taichung Commercial Bank Co. Ltd.	27,364,857	13,719,690
	TaiDoc Technology Corp.	531,532	2,712,792
#	Taiflex Scientific Co. Ltd.	1,200,460	1,848,467
#	Taimide Tech, Inc.	644,940	847,899
#	Tainan Enterprises Co. Ltd.	643,289	584,682
	Tainan Spinning Co. Ltd.	7,949,791	3,764,434
#	Tai-Saw Technology Co. Ltd.	498,960	409,091
	Taishin Financial Holding Co. Ltd.	33,435,088	18,316,127
#	TaiSol Electronics Co. Ltd.	478,000	968,982
#	Taisun Enterprise Co. Ltd.	1,032,775	688,619
#	Taita Chemical Co. Ltd.	1,632,792	869,915
	TAI-TECH Advanced Electronics Co. Ltd.	314,000	1,130,818

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taitien Electronics Co. Ltd.	94,000	$95,100
	Taiwan Business Bank	25,502,327	10,867,988
#	Taiwan Cement Corp.	14,251,055	14,503,773
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	682,331	789,835
#	Taiwan Cogeneration Corp.	2,536,578	3,202,413
	Taiwan Cooperative Financial Holding Co. Ltd.	19,853,546	16,107,109
	Taiwan Environment Scientific Co. Ltd.	54,000	92,906
#	Taiwan FamilyMart Co. Ltd.	195,000	1,173,512
	Taiwan Fertilizer Co. Ltd.	2,950,000	6,405,831
	Taiwan Fire & Marine Insurance Co. Ltd.	1,425,880	1,186,732
#	Taiwan FU Hsing Industrial Co. Ltd.	1,094,000	1,693,911
#*	Taiwan Glass Industry Corp.	4,739,904	2,722,664
	Taiwan High Speed Rail Corp.	5,263,000	4,965,881
	Taiwan Hon Chuan Enterprise Co. Ltd.	2,309,545	10,297,045
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,163,000	1,416,838
#	Taiwan IC Packaging Corp.	270,000	123,779
*††	Taiwan Kolin Co. Ltd.	508,000	0
††	Taiwan Land Development Corp.	6,008,009	96,456
#	Taiwan Line Tek Electronic	515,700	573,859
	Taiwan Mask Corp.	1,303,000	2,808,690
	Taiwan Mobile Co. Ltd.	4,314,900	13,487,686
#	Taiwan Navigation Co. Ltd.	1,552,720	1,604,638
	Taiwan Paiho Ltd.	2,145,152	3,664,115
#	Taiwan PCB Techvest Co. Ltd.	2,217,816	2,911,741
#	Taiwan Pelican Express Co. Ltd.	86,000	108,385
#	Taiwan Sakura Corp.	1,186,243	2,659,607
	Taiwan Sanyo Electric Co. Ltd.	510,650	622,445
	Taiwan Secom Co. Ltd.	1,499,405	5,577,699
#	Taiwan Semiconductor Co. Ltd.	1,678,000	4,312,757
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,191,292	360,488,344
	Taiwan Semiconductor Manufacturing Co. Ltd.	42,911,652	859,026,559
#	Taiwan Shin Kong Security Co. Ltd.	1,710,226	2,188,926
	Taiwan Steel Union Co. Ltd.	141,000	398,899
	Taiwan Styrene Monomer	3,139,404	1,437,106
	Taiwan Surface Mounting Technology Corp.	2,338,674	6,924,732
	Taiwan Taxi Co. Ltd.	183,722	636,546
#*	Taiwan TEA Corp.	4,313,896	2,797,567
#	Taiwan Union Technology Corp.	2,204,000	9,523,559
	Taiwan-Asia Semiconductor Corp.	2,092,537	2,906,668
#	Taiyen Biotech Co. Ltd.	707,910	767,590
*	Tang Eng Iron Works Co. Ltd.	152,000	162,533
#*	Tatung Co. Ltd.	4,436,588	6,190,184
#	TBI Motion Technology Co. Ltd.	248,000	252,487
#	TCI Co. Ltd.	665,282	3,648,017
#	Te Chang Construction Co. Ltd.	452,980	1,011,593
#	Teco Electric & Machinery Co. Ltd.	4,643,000	6,809,511
#	Tehmag Foods Corp.	116,860	1,093,874
	TEKOM Technologies, Inc.	20,000	71,278
	Ten Ren Tea Co. Ltd.	171,170	188,318
	Tera Autotech Corp.	24,863	20,077
	Test Research, Inc.	1,115,370	2,477,533
	Test Rite International Co. Ltd.	1,513,166	986,211
#*	Tex-Ray Industrial Co. Ltd.	990,000	346,365
#	Thermaltake Technology Co. Ltd.	244,391	333,655
#	Thinking Electronic Industrial Co. Ltd.	520,058	2,636,655
#	Thye Ming Industrial Co. Ltd.	904,793	1,901,901
	Tofu Restaurant Co. Ltd.	23,280	202,301
#	Ton Yi Industrial Corp.	6,584,300	3,193,721
#	Tong Hsing Electronic Industries Ltd.	1,464,637	6,714,774

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tong Ming Enterprise Co. Ltd.	180,000	$191,849
	Tong Yang Industry Co. Ltd.	2,929,341	7,980,760
#	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	903,211
#	Top Union Electronics Corp.	823,485	856,494
*	TOPBI International Holdings Ltd.	255,872	95,095
	Topco Scientific Co. Ltd.	1,091,707	6,540,210
#	Topco Technologies Corp.	307,468	683,721
#	Topkey Corp.	411,000	2,391,948
#	Topoint Technology Co. Ltd.	1,041,993	930,648
#	Toung Loong Textile Manufacturing	622,980	443,509
	TPK Holding Co. Ltd.	2,495,000	2,839,229
#	Trade-Van Information Services Co.	383,000	818,061
	Transart Graphics Co. Ltd.	31,000	50,266
	Transcend Information, Inc.	1,258,870	3,161,889
	Transcom, Inc.	163,300	825,803
	Tripod Technology Corp.	1,865,660	11,140,202
#	Trusval Technology Co. Ltd.	37,000	152,038
#	Tsang Yow Industrial Co. Ltd.	383,000	353,849
#	Tsann Kuen Enterprise Co. Ltd.	465,865	580,001
#	TSC Auto ID Technology Co. Ltd.	215,085	1,552,853
#	TSEC Corp.	550,000	498,504
	TSRC Corp.	4,884,154	3,440,844
	TST Group Holding Ltd.	6,600	25,999
	Ttet Union Corp.	256,000	1,152,407
#	TTFB Co. Ltd.	127,579	960,214
	TTY Biopharm Co. Ltd.	1,548,991	3,845,164
#*	Tul Corp.	40,000	112,595
	Tung Ho Steel Enterprise Corp.	4,464,052	10,522,327
	Tung Ho Textile Co. Ltd.	17,000	9,477
	Tung Thih Electronic Co. Ltd.	428,000	1,776,919
#	TURVO International Co. Ltd.	229,515	926,675
	TXC Corp.	2,510,762	7,604,467
	TYC Brother Industrial Co. Ltd.	1,404,333	1,761,002
#*	Tycoons Group Enterprise	2,206,327	795,510
*	Tyntek Corp.	1,844,413	1,096,272
*	TZE Shin International Co. Ltd.	567,200	295,436
#	UDE Corp.	533,000	958,271
#	U-Ming Marine Transport Corp.	3,440,200	5,254,685
#	Unic Technology Corp.	517,000	373,199
	Unictron Technologies Corp.	117,000	311,945
#	Uniform Industrial Corp.	78,000	85,351
#	Unimicron Technology Corp.	5,681,563	31,875,148
	Union Bank of Taiwan	10,454,975	4,727,915
*	Union Insurance Co. Ltd.	18,000	18,806
	Uni-President Enterprises Corp.	15,419,734	35,633,201
	Unitech Computer Co. Ltd.	543,365	584,020
#	Unitech Printed Circuit Board Corp.	4,216,516	2,554,814
	United Integrated Services Co. Ltd.	1,163,640	10,294,640
#	United Microelectronics Corp., Sponsored ADR	142,183	1,096,231
#	United Microelectronics Corp.	35,252,441	54,911,253
	United Orthopedic Corp.	572,468	1,775,837
#	United Radiant Technology	590,000	344,211
#	United Recommend International Co. Ltd.	191,056	535,592
#	United Renewable Energy Co. Ltd.	7,817,644	3,226,872
*††	Unity Opto Technology Co. Ltd.	3,736,276	0
#	Univacco Technology, Inc.	301,000	276,667
	Universal Cement Corp.	2,896,143	2,691,432
	Universal Microelectronics Co. Ltd.	29,000	26,275
	Universal Microwave Technology, Inc.	54,000	269,601

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Universal Vision Biotechnology Co. Ltd.	257,764	$2,260,741
#	Universal, Inc.	199,000	252,086
	UPC Technology Corp.	5,461,684	2,601,733
#*	UPI Semiconductor Corp.	38,000	310,825
	Userjoy Technology Co. Ltd.	294,797	731,080
	USI Corp.	6,075,226	3,545,146
#	Usun Technology Co. Ltd.	229,100	226,283
#	U-Tech Media Corp.	438,000	246,388
#	Utechzone Co. Ltd.	377,000	901,126
#	UVAT Technology Co. Ltd.	170,000	316,674
	Value Valves Co. Ltd.	147,000	427,155
#	Vanguard International Semiconductor Corp.	4,605,000	10,805,028
	Ve Wong Corp.	704,524	1,249,914
#	Ventec International Group Co. Ltd., Class C	482,000	1,404,446
#	VIA Labs, Inc.	107,000	855,768
*	Victory New Materials Ltd. Co.	596,500	205,203
#	Viking Tech Corp.	442,000	734,343
#	Visco Vision, Inc.	107,000	819,138
	VisEra Technologies Co. Ltd.	90,000	808,741
	Visual Photonics Epitaxy Co. Ltd.	590,224	2,540,248
#	Voltronic Power Technology Corp.	246,007	10,519,954
#	Wafer Works Corp.	4,060,544	5,339,748
#	Waffer Technology Corp.	532,623	1,717,556
#	Wah Hong Industrial Corp.	418,280	462,697
	Wah Lee Industrial Corp.	1,354,400	4,183,066
#	Walsin Lihwa Corp.	7,889,881	8,908,361
#	Walsin Technology Corp.	2,209,496	7,573,753
#	Walton Advanced Engineering, Inc.	2,036,662	1,025,844
#	Wan Hai Lines Ltd.	4,040,972	6,309,152
#	WAN HWA Enterprise Co.	428,452	171,533
*	We & Win Development Co. Ltd.	393,000	119,125
#*	We&Win Diversification Co. Ltd.	223,000	231,487
	WEI Chih Steel Industrial Co. Ltd.	102,000	78,604
#	Wei Chuan Foods Corp.	2,717,000	1,617,100
#	Weikeng Industrial Co. Ltd.	2,926,979	2,859,560
	Well Shin Technology Co. Ltd.	624,443	1,018,982
#	Welldone Co.	121,000	206,219
	WELLELL, Inc.	308,463	271,109
#	Wha Yu Industrial Co. Ltd.	597,000	327,602
#	Wholetech System Hitech Ltd.	393,000	992,723
#	Win Semiconductors Corp.	998,248	4,918,782
	Winbond Electronics Corp.	17,900,672	15,559,526
	Winmate, Inc.	191,000	843,800
#	Winstek Semiconductor Co. Ltd.	523,000	2,034,103
*††	Wintek Corp.	6,349,135	0
#	WinWay Technology Co. Ltd.	121,000	3,063,148
#	Wisdom Marine Lines Co. Ltd.	3,344,849	5,493,174
#	Wisechip Semiconductor, Inc.	157,000	193,755
#	Wiselink Co. Ltd.	112,000	364,754
#	Wistron Corp.	6,777,169	24,813,399
#	Wistron Information Technology & Services Corp.	278,365	1,215,905
	Wistron NeWeb Corp.	1,383,896	6,305,287
#	Wiwynn Corp.	220,000	15,510,175
#	Wonderful Hi-Tech Co. Ltd.	183,000	178,124
	Wowprime Corp.	550,856	4,259,297
	WPG Holdings Ltd.	6,161,957	17,154,291
#	WT Microelectronics Co. Ltd.	2,124,766	10,673,442
#	WUS Printed Circuit Co. Ltd.	1,091,507	1,214,156
#	WW Holding, Inc.	33,884	111,609

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	XAC Automation Corp.	275,000	$209,453
	XinTec, Inc.	1,106,000	4,432,401
#	Xxentria Technology Materials Corp.	982,109	2,261,298
	Ya Horng Electronic Co. Ltd.	50,000	98,158
#	Yageo Corp.	881,842	15,510,807
#	Yang Ming Marine Transport Corp.	9,982,491	15,221,551
#	Yankey Engineering Co. Ltd.	163,814	1,715,794
#	Yao Sheng Electronic Co. Ltd.	12,000	32,800
#	YC INOX Co. Ltd.	2,519,858	2,094,562
#	YCC Parts Manufacturing Co. Ltd.	109,000	209,835
#	Yea Shin International Development Co. Ltd.	1,553,343	1,693,945
	Yem Chio Co. Ltd.	2,972,064	1,604,059
#	Yen Sun Technology Corp.	391,000	527,083
#*	Yeong Guan Energy Technology Group Co. Ltd.	639,031	1,028,543
#	YFC-Boneagle Electric Co. Ltd.	740,454	591,150
#	YFY, Inc.	7,432,997	7,111,483
#	Yi Jinn Industrial Co. Ltd.	1,392,096	813,128
#	Yi Shin Textile Industrial Co. Ltd., Class C	125,000	98,936
*	Yieh Hsing Enterprise Co. Ltd.	150,000	50,908
#	Yieh Phui Enterprise Co. Ltd.	6,669,959	3,277,074
	Yonyu Plastics Co. Ltd.	546,050	541,205
#	Young Fast Optoelectronics Co. Ltd.	669,137	1,289,955
*	Young Optics, Inc.	8,000	17,764
#	Youngtek Electronics Corp.	862,569	1,783,413
#	Yuan High-Tech Development Co. Ltd.	26,000	102,706
	Yuanta Financial Holding Co. Ltd.	29,227,475	25,196,825
	Yuanta Futures Co. Ltd.	82,145	158,918
#	Yuen Chang Stainless Steel Co. Ltd., Class C	399,000	206,620
	Yuen Foong Yu Consumer Products Co. Ltd.	377,000	507,741
	Yulon Finance Corp.	1,692,403	9,433,904
#	Yulon Motor Co. Ltd.	2,946,526	6,515,708
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	919,902
#	Yungshin Construction & Development Co. Ltd.	805,200	2,383,761
#	YungShin Global Holding Corp.	1,309,400	1,937,049
	Yusin Holding Corp.	81,000	292,995
#	Zeng Hsing Industrial Co. Ltd.	393,733	1,270,050
	Zenitron Corp.	1,297,000	1,380,742
#	Zero One Technology Co. Ltd.	902,868	1,968,609
#	Zhen Ding Technology Holding Ltd.	3,373,350	10,859,964
#*	Zhong Yang Technology Co. Ltd.	98,000	152,809
#	Zig Sheng Industrial Co. Ltd.	3,171,638	1,023,260
#*	Zinwell Corp.	2,008,979	1,354,359
	Zippy Technology Corp.	747,028	1,136,503
#	Zyxel Group Corp.	2,120,320	3,220,751
TOTAL TAIWAN			4,616,328,508
THAILAND — (1.8%)
	AAPICO Hitech PCL, NVDR	30,260	24,948
	AAPICO Hitech PCL	1,910,888	1,575,463
*	Absolute Clean Energy PCL	12,123,700	526,263
	Advanced Info Service PCL	2,305,509	14,231,738
	Advanced Information Technology PCL, Class F	9,100,250	933,688
	AEON Thana Sinsap Thailand PCL	581,900	2,484,895
	After You PCL	1,547,200	401,219
	Airports of Thailand PCL	5,831,200	9,820,709
*	AJ Plast PCL	1,739,400	318,684
	Allianz Ayudhya Capital PCL	136,500	128,892
	Amata Corp. PCL	5,377,700	3,228,666
*	Ananda Development PCL	17,052,007	398,934

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	AP Thailand PCL	17,672,736	$5,330,090
	Asia Green Energy PCL	4,799,300	270,555
	Asia Plus Group Holdings PCL	18,199,100	1,436,332
*	Asia Precision PCL	1,628,200	158,793
	Asia Sermkij Leasing PCL, NVDR	1,706,950	957,460
	Asian Alliance International PCL	3,870,200	425,447
	Asian Insulators PCL	2,470,690	306,421
	Asian Sea Corp. PCL, Class F	1,862,850	343,927
	Asphere Innovations PCL	1,068,604	240,965
#	Asset World Corp. PCL	14,161,300	1,588,668
	Assetwise PCL	43,100	10,083
	B Grimm Power PCL	2,163,500	1,692,259
	Bangchak Corp. PCL	8,034,500	9,511,634
	Bangchak Sriracha PCL	331,200	80,752
	Bangkok Airways PCL	4,970,800	2,059,637
	Bangkok Bank PCL	2,439,900	9,697,016
	Bangkok Bank PCL, NVDR	40,800	162,153
	Bangkok Chain Hospital PCL	4,072,850	2,594,501
	Bangkok Commercial Asset Management PCL	7,598,298	1,691,961
	Bangkok Dusit Medical Services PCL, Class F	14,579,100	11,300,832
	Bangkok Expressway & Metro PCL	11,720,655	2,428,210
	Bangkok Insurance PCL	150,640	1,303,544
*	Bangkok Land PCL	97,006,004	1,968,693
	Bangkok Life Assurance PCL, NVDR	1,876,340	1,010,164
*	Bangkok Ranch PCL	4,050,800	296,866
#	Banpu PCL	26,069,913	4,555,943
	Banpu Power PCL	2,400,200	980,985
	BCPG PCL	3,877,800	907,216
#	BEC World PCL	6,061,031	792,705
#	Berli Jucker PCL	2,981,050	1,991,428
	Betagro PCL	63,500	39,377
*	Better World Green PCL	27,147,867	390,259
	BG Container Glass PCL	968,500	206,107
*	Bound & Beyond PCL	614,200	221,598
	BTS Group Holdings PCL	13,863,800	2,344,664
	Bumrungrad Hospital PCL	1,461,400	9,886,153
	Business Online PCL	1,456,600	371,566
	Cal-Comp Electronics Thailand PCL, Class F	25,129,538	1,898,306
	Carabao Group PCL, Class F	869,400	1,844,052
	Central Pattana PCL	2,870,200	5,238,403
#*	Central Plaza Hotel PCL	619,700	759,832
	Central Retail Corp. PCL	4,797,917	4,496,673
#	CH Karnchang PCL	3,453,567	2,092,923
	Charoen Pokphand Foods PCL	12,509,200	6,558,273
	Charoong Thai Wire & Cable PCL, Class F	959,700	124,705
	Chayo Group PCL	1,163,096	167,199
	Chiang Mai Ram Medical Business PCL	522,200	30,616
	Chularat Hospital PCL, Class F	31,191,100	2,602,372
	Chumporn Palm Oil Industry PCL	899,100	68,426
	CIMB Thai Bank PCL	1,623,900	27,464
	CK Power PCL	7,364,900	793,007
#	Com7 PCL, Class F	4,314,400	2,578,121
*	Country Group Development PCL	23,756,500	234,368
*	Country Group Holdings PCL, Class F	14,076,611	281,711
	CP ALL PCL	4,767,600	7,021,552
	Delta Electronics Thailand PCL	4,234,800	9,400,056
*	Demco PCL	2,414,700	166,073
	Dhipaya Group Holdings PCL	3,327,000	2,789,888
	Diamond Building Products PCL	1,304,600	303,374

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Don Muang Tollway PCL	380,900	$141,720
	Dynasty Ceramic PCL	28,818,966	1,315,953
	Eastern Polymer Group PCL, Class F	6,146,900	1,316,791
	Eastern Water Resources Development & Management PCL, Class F	4,568,900	522,859
	Ekachai Medical Care PCL	2,742,088	579,682
	Electricity Generating PCL	607,200	2,250,632
#	Energy Absolute PCL	3,595,800	4,028,837
*	Erawan Group PCL	5,230,700	751,929
#	Exotic Food PCL, Class F	1,343,000	851,737
#	Forth Corp. PCL	1,252,800	603,844
	Forth Smart Service PCL	1,844,749	356,184
	Fortune Parts Industry PCL, Class F	2,261,200	163,165
	Frasers Property Thailand PCL	109,400	46,255
*	General Engineering PCL	14,624,000	78,319
#	GFPT PCL	3,485,222	1,119,908
	Global Green Chemicals PCL, Class F	1,684,700	410,758
#	Global Power Synergy PCL, Class F	1,381,626	1,917,978
*	Green Tech Ventures PCL, Class F	19,913,318	101,033
	Gulf Energy Development PCL	2,766,100	3,391,596
	Gunkul Engineering PCL	21,834,900	1,883,301
	Haad Thip PCL	1,133,900	508,182
	Hana Microelectronics PCL	2,084,753	2,805,918
	Home Product Center PCL	17,014,515	5,035,654
	Hwa Fong Rubber Thailand PCL, Class F	695,600	87,446
	ICC International PCL	51,000	61,814
	Ichitan Group PCL	5,276,500	2,587,868
	Index Livingmall PCL	1,198,200	749,772
	Indorama Ventures PCL	4,700,700	3,126,954
	Interlink Communication PCL	2,701,650	574,941
	Interlink Telecom PCL	3,348,126	220,833
	Intouch Holdings PCL, Class F	245,400	510,133
#	IRPC PCL	34,589,890	1,901,213
*	IT City PCL	163,900	15,245
*	Italian-Thai Development PCL	41,879,591	873,537
*††	ITV PLC	183,700	0
#	Jasmine International PCL	23,293,869	1,352,558
#	Jaymart Group Holdings PCL	2,979,800	1,209,474
	JMT Network Services PCL	1,162,197	671,553
	Jubilee Enterprise PCL	210,000	100,627
	Kang Yong Electric PCL	8,200	68,184
	Karmarts PCL	4,258,966	1,800,704
	Kasikornbank PCL	91,000	307,801
	Kasikornbank PCL, NVDR	714,000	2,415,052
#	KCE Electronics PCL	2,767,664	3,471,526
	KGI Securities Thailand PCL	4,930,200	642,027
	Khon Kaen Sugar Industry PCL	15,465,749	1,089,828
	Kiatnakin Phatra Bank PCL	917,507	1,260,756
	Krung Thai Bank PCL	6,333,732	2,838,597
#	Krungthai Card PCL	2,212,600	2,728,525
	Ladprao General Hospital PCL, Class F	1,209,300	167,705
	Lalin Property PCL	1,613,800	359,355
	Lam Soon Thailand PCL	2,756,000	392,299
	Land & Houses PCL	16,250,200	3,504,025
	Land & Houses PCL, NVDR	3,074,080	662,863
#	Lanna Resources PCL	2,077,850	872,665
	LH Financial Group PCL	29,574,327	833,608
*	Loxley PCL	11,146,635	436,722
#	LPN Development PCL	9,471,996	1,003,867
	Major Cineplex Group PCL	1,287,300	507,990

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Malee Group PCL	967,000	$237,133
	MBK PCL	5,831,128	2,629,781
	MC Group PCL	2,242,000	815,215
	MCS Steel PCL	3,750,900	660,789
*	MDX PCL	670,700	53,690
	Mega Lifesciences PCL	2,158,200	2,615,816
*	Millcon Steel PCL	9,703,884	95,733
	Minor International PCL	10,053,930	8,643,362
	MK Restaurants Group PCL	947,600	968,233
*	Mono Next PCL	4,894,400	126,921
	Muang Thai Insurance PCL	27,600	87,131
	Muangthai Capital PCL	2,489,000	2,981,679
	Namyong Terminal PCL	2,141,100	252,267
*	Nawarat Patanakarn PCL	1,988,300	17,934
	Netbay PCL	676,600	457,710
	Ngern Tid Lor PCL	2,755,787	1,693,359
	Noble Development PCL	5,479,600	599,277
	Nonthavej Hospital PCL	72,300	75,912
	Northeast Rubber PCL	8,533,200	1,310,857
*	Nusasiri PCL	7,314,300	65,974
#	Origin Property PCL, Class F	6,726,000	1,545,117
#	Osotspa PCL	3,286,500	1,926,832
	PCS Machine Group Holding PCL	1,542,500	221,739
	Plan B Media Pcl, Class F	12,871,468	3,192,697
*	Platinum Group PCL, Class F	2,830,700	237,770
	Polyplex Thailand PCL	2,076,387	608,679
*	Power Solution Technologies PCL, Class F	6,564,800	135,080
	Praram 9 Hospital PCL	1,361,350	679,188
#	Precious Shipping PCL	8,257,500	1,768,924
	Premier Marketing PCL	2,480,700	524,424
	Prima Marine PCL	9,829,434	1,648,513
*	Principal Capital PCL	2,157,700	279,767
	Property Perfect PCL	68,971,887	544,349
	Pruksa Holding PCL	5,503,800	1,877,133
*	PSG Corp. PCL	3,484,700	60,898
	PTG Energy PCL	8,122,600	1,968,976
	PTT Exploration & Production PCL	5,536,569	23,408,790
	PTT Global Chemical PCL	4,518,858	4,266,979
	PTT Oil & Retail Business PCL	2,512,800	1,281,987
	PTT PCL	36,706,900	34,919,537
	Quality Houses PCL	53,789,704	3,365,884
	R&B Food Supply PCL	1,953,600	699,337
*	Rabbit Holdings PCL, Class F	62,421,381	809,353
*	Raimon Land PCL	21,947,100	253,634
	Rajthanee Hospital PCL	1,038,900	776,009
	Ramkhamhaeng Hospital PCL, Class F	39,500	36,185
#	Ratch Group PCL	2,498,000	2,129,927
	Ratchaphruek Hospital PCL, Class F	2,968,000	543,781
#	Ratchthani Leasing PCL	15,712,912	1,124,961
	Regional Container Lines PCL	3,090,900	2,199,851
*	Roctec Global PCL	15,996,700	257,011
#	Rojana Industrial Park PCL	5,984,112	986,740
	RS PCL	3,312,560	1,288,516
	S 11 Group PCL	1,791,100	189,826
*	S Hotels & Resorts PCL	7,940,000	537,129
	Sabina PCL	1,146,415	904,788
	Sabuy Technology PCL	1,667,600	230,322
	Saha Pathana Inter-Holding PCL	33,600	67,006
	Sahamitr Pressure Container PCL	1,503,700	402,654

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Saha-Union PCL	755,300	$681,266
	Saksiam Leasing PCL	1,146,700	130,580
*	Samart Corp. PCL	1,891,799	277,284
	Sansiri PCL	97,667,885	4,927,786
	Sappe PCL	799,100	1,931,445
	SC Asset Corp. PCL	14,429,516	1,325,917
#	SCB X PCL	2,083,969	6,109,021
	SCG Ceramics PCL	6,288,800	175,489
	SCG Packaging PCL	2,135,100	1,895,727
*	SEAFCO PCL	4,373,184	318,027
*	SEN X PCL	3,354,200	52,945
	Sena Development PCL	4,559,850	300,755
#	Sermsang Power Corp. Co. Ltd.	3,243,506	767,964
*	Seven Utilities & Power PLC	17,226,600	194,226
	Siam Cement PCL	532,700	4,054,091
	Siam City Cement PCL	267,799	1,015,262
	Siam City Cement PCL, NVDR	24	91
#	Siam Global House PCL	4,168,647	1,786,017
*	Siam Wellness Group Pcl, Class F	221,700	79,363
	Siamgas & Petrochemicals PCL	5,893,300	1,328,910
	Sikarin PCL, Class F	1,346,700	383,389
	Singer Thailand PCL	1,535,900	419,935
#	Singha Estate PCL	20,110,881	459,159
#	Sino-Thai Engineering & Construction PCL	7,933,587	1,911,977
	SiS Distribution Thailand PCL	260,200	164,287
	SISB PCL	701,000	745,902
	SNC Former PCL	1,905,000	464,470
	Somboon Advance Technology PCL	1,822,825	935,111
	SPCG PCL	3,684,200	1,266,922
	Sri Trang Agro-Industry PCL	6,941,140	3,384,729
	Sri Trang Gloves Thailand PCL	6,912,056	1,402,771
#	Srinanaporn Marketing PCL	732,400	383,980
	Srisawad Capital 1969 PCL	3,881,400	365,411
#	Srisawad Corp. PCL	2,905,022	3,234,398
	Srithai Superware PCL	8,098,100	271,630
	Srivichai Vejvivat PCL	3,143,900	708,934
	Star Petroleum Refining PCL	7,739,599	1,832,503
	Starflex PCL	134,600	13,051
	Stars Microelectronics Thailand PCL	5,084,800	470,105
*	STP & I PCL	9,791,433	861,089
	Supalai PCL	7,726,525	4,290,397
#*	Super Energy Corp. PCL	127,349,800	1,507,629
	Susco PCL	4,240,400	547,418
	SVI PCL	1,996,900	374,304
	Synnex Thailand PCL	1,301,460	388,851
	Syntec Construction PCL	7,690,300	366,334
	TAC Consumer PCL, Class F	2,212,000	268,102
#	Taokaenoi Food & Marketing PCL, Class F	2,412,100	734,287
	Tata Steel Thailand PCL	20,449,400	461,124
	Thai Nakarin Hospital PCL	168,000	171,658
	Thai Oil PCL	4,668,989	7,205,331
*	Thai Reinsurance PCL	9,194,700	189,194
	Thai Solar Energy PCL, Class F	4,315,785	242,081
	Thai Stanley Electric PCL, NVDR	7,500	43,549
	Thai Stanley Electric PCL, Class F	239,200	1,388,914
	Thai Union Group PCL, Class F	9,117,460	3,906,290
	Thai Vegetable Oil PCL	3,641,457	2,155,467
	Thai Wah PCL, Class F	4,164,200	460,113
	Thaicom PCL	4,822,100	1,603,855

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Thaifoods Group PCL, Class F	11,210,926	$1,143,924
	Thaire Life Assurance PCL, Class F	4,029,093	208,964
	Thanachart Capital PCL	1,087,000	1,554,936
	Thitikorn PCL	672,900	100,525
	Thonburi Healthcare Group PCL	1,238,000	1,648,806
#	Thoresen Thai Agencies PCL	10,420,800	1,821,125
	Tipco Asphalt PCL, NVDR	1,033,600	469,057
	Tipco Asphalt PCL	4,510,790	2,047,036
	TIPCO Foods PCL	1,584,900	422,163
	Tisco Financial Group PCL, NVDR	90	251
	Tisco Financial Group PCL	997,700	2,784,083
	TKS Technologies PCL	1,957,572	375,209
	TMBThanachart Bank PCL	58,549,583	2,954,091
#	TMT Steel PCL	2,855,800	470,902
	TOA Paint Thailand PCL	1,581,500	940,586
	TPC Power Holding PCL, Class F	1,462,300	251,428
	TPI Polene PCL	52,525,510	2,072,742
#	TPI Polene Power PCL	15,482,039	1,466,272
#	TQM Alpha PCL	1,661,996	1,358,548
*	Triton Holding PCL	5,331,300	21,038
*	True Corp. PCL	51,005,184	8,697,946
	TTCL PCL	3,006,878	291,556
	TTW PCL	6,034,300	1,641,350
	Union Auction PCL	1,488,300	453,066
*	Unique Engineering & Construction PCL	5,285,405	458,856
	United Paper PCL	2,099,100	692,255
	Univanich Palm Oil PCL	5,252,200	1,310,182
	Univentures PCL	4,855,900	287,433
	Vanachai Group PCL	5,890,840	594,439
	VGI PCL	14,077,300	626,936
	WHA Corp. PCL	24,177,500	3,230,254
	WHA Utilities & Power PCL	5,374,600	593,853
	WICE Logistics PCL	2,343,900	383,190
	Workpoint Entertainment PCL	2,023,180	587,379
*	Xspring Capital PCL	12,940,533	390,286
*	YGGDRAZIL Group PCL	706,800	137,465
TOTAL THAILAND			470,810,774
TURKEY — (1.3%)
	Adel Kalemcilik Ticaret ve Sanayi AS	46,379	692,456
*	Adese Alisveris Merkezleri Ticaret AS	10,312,743	795,196
	Afyon Cimento Sanayi TAS	1,801,694	737,151
	Agesa Hayat ve Emeklilik AS	273,819	524,465
	Akbank TAS	13,740,226	17,885,786
	Akcansa Cimento AS	346,226	1,948,656
	Aksa Akrilik Kimya Sanayii AS	1,052,228	3,229,987
	Aksa Enerji Uretim AS	613,714	728,207
*	Aksigorta AS	1,806,249	386,823
	Alarko Holding AS	540,663	1,905,208
#*	Albaraka Turk Katilim Bankasi AS	13,140,185	1,833,599
*	Alcatel-Lucent Teletas Telekomunikasyon AS	6,146	21,373
	Alkim Alkali Kimya AS	571,151	718,164
	Altinyag Kombinalari AS	194,739	48,596
#*	Anadolu Anonim Turk Sigorta Sirketi	1,278,249	3,000,078
	Anadolu Efes Biracilik Ve Malt Sanayii AS	634,746	2,944,566
	Anadolu Hayat Emeklilik AS	496,318	696,549
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	239,079	558,055
	Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE TicaretAS	220,598	99,192

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Arcelik AS	325,658	$1,517,853
	ARD Grup Bilisim Teknolojileri AS	1,002,909	1,344,348
	Arena Bilgisayar Sanayi ve Ticaret AS	137,294	195,854
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,417,687	2,362,803
	ATP Ticari Bilgisayar Agi VE Elektrik Guc Kaynaklari Uretim Pazarlama VE Ticaret	7,397	32,117
*	Aydem Yenilenebilir Enerji AS, Class A	627,982	478,824
	Ayen Enerji AS	188,139	174,125
	Aygaz AS	310,563	1,507,007
	Bagfas Bandirma Gubre Fabrikalari AS	303,047	272,138
*	Banvit Bandirma Vitaminli Yem Sanayii AS	70,630	274,847
*	Baticim Bati Anadolu Cimento Sanayii AS	305,289	1,130,567
	Bera Holding AS	4,887,562	2,099,569
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	431,809	775,625
	BIM Birlesik Magazalar AS	943,366	11,829,754
*	Biotrend Cevre VE Enerji Yatirimlari AS	1,182,521	768,085
	Bogazici Beton Sanayi Ve Ticaret AS	957,575	1,183,362
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	103,094	2,074,809
	Borusan Yatirim ve Pazarlama AS	10,253	879,431
	Bosch Fren Sistemleri Sanayi ve Ticaret AS	1,934	706,390
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	254,995	755,222
	Bursa Cimento Fabrikasi AS	5,203,812	1,365,178
*	Can2 Termik AS	242,790	144,737
	Celebi Hava Servisi AS	17,127	570,978
*	Cemas Dokum Sanayi AS	4,595,338	738,810
	Cemtas Celik Makina Sanayi Ve Ticaret AS	1,808,942	688,400
	Cimsa Cimento Sanayi VE Ticaret AS	2,408,369	2,615,706
	Coca-Cola Icecek AS	349,355	6,162,972
	Deva Holding AS	226,098	625,266
	Dogan Sirketler Grubu Holding AS	7,710,652	3,357,044
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	1,363,537	469,616
	Dogus Otomotiv Servis ve Ticaret AS	400,617	3,596,779
	Eczacibasi Yatirim Holding Ortakligi AS	183,057	1,700,878
	EGE Endustri VE Ticaret AS	4,614	1,665,562
	EGE Gubre Sanayii AS	315,560	509,630
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	784,622	1,215,933
Ω	Enerjisa Enerji AS	1,038,389	1,900,397
	Enka Insaat ve Sanayi AS	2,194,936	2,687,950
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	75,784	544,747
*	Eregli Demir ve Celik Fabrikalari TAS	1,895,677	2,687,915
	Escar Turizm Tasimacilik Ticaret AS	82,490	411,983
	Esenboga Elektrik Uretim AS	350,459	216,129
*	Europap Tezol Kagit Sanayi VE Ticaret AS	495,719	317,732
*	Europen Endustri Insaat Sanayi VE Ticaret AS	895,564	497,632
	Ford Otomotiv Sanayi AS	173,167	5,029,916
#	Galata Wind Enerji AS	882,981	761,509
	Gentas Genel Metal Sanayi ve Ticaret AS	181,981	56,272
*	Gersan Elektrik Ticaret ve Sanayi AS	216,153	162,081
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	362,616	928,324
	Global Yatirim Holding AS	3,937,006	1,474,700
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	93,446	854,182
*	Goodyear Lastikleri TAS	557,241	391,828
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,603,308	1,292,425
	GSD Holding AS	6,933,256	945,532
#*	Gubre Fabrikalari TAS	24,931	119,644
*	Hektas Ticaret TAS	1,161,525	680,654
#*	Hitit Bilgisayar Hizmetleri AS	74,916	173,786
*	Ihlas Holding AS	8,785,409	315,432
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	3,322,058	831,919

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Info Yatirim AS	1,156,777	$552,089
	Inveo Yatirim Holding AS	303,490	471,006
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	559,388	668,516
*	Is Finansal Kiralama AS	2,833,769	1,176,451
	Is Yatirim Menkul Degerler AS, Class A	4,259,916	4,848,351
	Isiklar Enerji ve Yapi Holding AS	3,588,618	675,588
*	Izmir Demir Celik Sanayi AS	5,740,409	1,180,173
	Jantsa Jant Sanayi Ve Ticaret AS	77,136	363,136
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	412,579	347,096
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	1,854,941	1,346,070
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	669,421	477,979
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	5,701,980	5,023,280
*	Karel Elektronik Sanayi ve Ticaret AS	161,217	72,852
*	Karsan Otomotiv Sanayii Ve Ticaret AS	1,277,937	404,151
#	Kartonsan Karton Sanayi ve Ticaret AS	93,341	239,060
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	8,459,748	640,944
*	Kerevitas Gida Sanayi ve Ticaret AS	416,578	165,933
	Kervan Gida Sanayi Ve Ticaret AS	542,827	432,160
	Kiler Holding AS	55,668	69,566
	KOC Holding AS	2,666,625	14,083,636
	Kocaer Celik Sanayi Ve Ticaret AS	656,174	859,959
	Kontrolmatik Enerji Ve Muhendislik AS	80,061	639,216
*	Konya Cimento Sanayii AS	6,852	1,732,137
	Konya Kagit Sanayi VE Ticaret AS	49,850	81,465
	Kordsa Teknik Tekstil AS	377,818	1,033,624
	Koza Altin Isletmeleri AS	603,799	412,425
*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,017,900	1,647,634
*	Kristal Kola ve Mesrubat Sanayi Ticaret AS	121,248	43,911
	LDR Turizm AS	219,843	441,711
	Logo Yazilim Sanayi Ve Ticaret AS	412,003	1,211,101
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	85,872	150,130
*	Loras Holding AS	1,322,482	113,399
*	Marti Otel Isletmeleri AS	481,588	72,802
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	985,577	4,632,440
*	Menderes Tekstil Sanayi ve Ticaret AS	702,013	233,449
*	Metro Ticari ve Mali Yatirimlar Holding AS	1,409,645	117,530
	MIA Teknoloji AS	933,280	1,344,368
	Migros Ticaret AS	407,585	5,481,923
*Ω	MLP Saglik Hizmetleri AS	378,691	2,034,237
	Naturel Yenilenebilir Enerji Ticaret AS	270,745	435,714
	Naturelgaz Sanayi ve Ticaret AS	369,648	229,817
*	NET Holding AS	1,414,526	1,259,642
#	Nuh Cimento Sanayi AS	317,240	3,317,474
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	7,940,165	2,418,451
	Orge Enerji Elektrik Taahhut AS	274,840	634,115
	Osmanli Yatirim Menkul Degerler AS	10,158	71,367
	Ostim Endustriyel Yatirimlar Ve Isletme AS	172,686	40,127
*	Otokar Otomotiv Ve Savunma Sanayi AS	108,407	1,740,814
#*	Oyak Cimento Fabrikalari AS	1,030,082	2,142,169
*	Oyak Yatirim Menkul Degerler AS	153,761	222,439
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	110,388	303,002
*	Parsan Makina Parcalari Sanayii AS	85,670	296,807
#*	Pegasus Hava Tasimaciligi AS	229,683	5,677,670
*	Peker Gayrimenkul Yatirim Ortakligi AS	2,374,983	2,683,779
	Penta Teknoloji Urunleri Dagitim Ticaret AS	21,312	13,702
*	Petkim Petrokimya Holding AS	2,664,681	1,904,118
	Pinar SUT Mamulleri Sanayii AS	48,199	129,175
	Polisan Holding AS	1,301,093	602,824

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Politeknik Metal Sanayi ve Ticaret AS	149	$98,750
*	Qua Granite Hayal	3,579,180	474,722
#*	Reysas Tasimacilik ve Lojistik Ticaret AS	171,307	175,832
*	RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS	207,135	100,394
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	2,306,380	2,315,079
*	Sasa Polyester Sanayi AS	213,837	271,127
	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	252,446	783,811
	Sekerbank Turk AS	8,991,445	1,437,091
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	675,014	1,355,169
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS	69,371	142,804
	Sok Marketler Ticaret AS	1,789,949	3,752,162
	SUN Tekstil Sanayi Ve Ticaret AS	314,402	177,097
	Suwen Tekstil Sanayi Pazarlama AS	497,910	326,121
*	Tat Gida Sanayi AS	171,626	185,683
*	TAV Havalimanlari Holding AS	866,682	3,940,513
	Tekfen Holding AS	1,695,971	2,331,356
*	Teknosa Ic Ve Dis Ticaret AS	844,107	1,098,977
#	Tofas Turk Otomobil Fabrikasi AS	422,220	3,425,019
*	Tukas Gida Sanayi ve Ticaret AS	2,095,935	578,332
*	Tumosan Motor ve Traktor Sanayi AS	295,483	916,608
*	Turcas Petrol AS	709,370	587,032
*	Turk Hava Yollari AO	1,661,643	14,894,779
	Turk Ilac VE Serum Sanayi AS	37,255	15,533
	Turk Prysmian Kablo ve Sistemleri AS	26,465	32,247
*	Turk Telekomunikasyon AS	1,912,403	2,057,337
#	Turk Traktor ve Ziraat Makineleri AS	111,270	2,962,257
#	Turkcell Iletisim Hizmetleri AS	5,912,328	13,331,071
	Turkiye Garanti Bankasi AS	2,612,102	5,466,833
	Turkiye Is Bankasi AS, Class C	11,663,611	9,834,725
	Turkiye Petrol Rafinerileri AS	3,708,983	18,273,571
	Turkiye Sigorta AS	944,593	1,492,977
*	Turkiye Sinai Kalkinma Bankasi AS	14,410,158	3,886,819
	Turkiye Sise ve Cam Fabrikalari AS	791,539	1,283,863
*	Turkiye Vakiflar Bankasi TAO, Class D	5,440,011	2,532,598
*	Ulker Biskuvi Sanayi AS	1,633,665	5,026,301
	Ulusoy Un Sanayi ve Ticaret AS	21,609	21,840
	Usak Seramik Sanayii AS	597,485	230,926
	Vakif Finansal Kiralama AS	4,486,781	808,708
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	165,267	465,160
	Vestel Beyaz Esya Sanayi ve Ticaret AS	3,408,306	1,952,161
*	Vestel Elektronik Sanayi ve Ticaret AS	1,181,049	2,388,054
	Yapi ve Kredi Bankasi AS	15,416,512	11,072,908
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,000,570	1,084,333
	Yayla Agro Gida Sanayi VE Nakliyat AS	620,804	331,025
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,341,548	306,173
*	Zorlu Enerji Elektrik Uretim AS	11,609,650	1,781,907
TOTAL TURKEY			323,479,504
UNITED ARAB EMIRATES — (1.4%)
	Abu Dhabi Commercial Bank PJSC	8,325,175	20,399,563
	Abu Dhabi Islamic Bank PJSC	8,036,479	24,528,291
	Abu Dhabi National Hotels	3,894,740	925,170
	Abu Dhabi National Insurance Co. PSC	124,046	207,640
	Abu Dhabi National Oil Co. for Distribution PJSC	9,602,472	9,276,922
*	Abu Dhabi Ports Co. PJSC	902,439	1,525,842
	Abu Dhabi Ship Building Co. PJSC	423,920	455,841
	ADNOC Drilling Co. PJSC	4,321,571	4,315,280
	Agthia Group PJSC	2,274,834	3,151,777
	Air Arabia PJSC	16,867,701	13,668,815

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Ajman Bank PJSC	9,583,919	$5,349,335
*	AL Seer Marine Supplies & Equipment Co. LLC	432,677	783,873
	AL Yah Satellite Communications Co-PJSC-Yah Sat	1,883,982	1,178,287
	Aldar Properties PJSC	11,161,715	15,480,285
*	Alpha Dhabi Holding PJSC	286,594	1,386,734
	Amanat Holdings PJSC	6,782,131	2,178,307
*	Amlak Finance PJSC	8,588,913	1,846,662
*	Apex Investment Co. PSC	2,534,046	1,356,079
*††	Arabtec Holding PJSC	1,809,860	0
	Aramex PJSC	4,976,637	2,855,809
	Burjeel Holdings PLC	2,719,679	2,301,081
	Dana Gas PJSC	35,689,496	7,171,957
*	Deyaar Development PJSC	11,886,980	2,287,610
	Dubai Electricity & Water Authority PJSC	2,757,533	1,884,888
	Dubai Financial Market PJSC	8,389,021	3,106,837
	Dubai Investments PJSC	10,908,486	7,024,442
	Dubai Islamic Bank PJSC	15,749,126	27,100,005
	Emaar Development PJSC	9,490,412	17,958,982
	Emaar Properties PJSC	22,589,280	45,672,616
	Emirates Driving Co.	158,568	131,118
	Emirates Integrated Telecommunications Co. PJSC	799,803	1,230,433
	Emirates NBD Bank PJSC	4,869,755	23,452,729
	Emirates Reem Investments PJSC	15,096	12,072
	Emirates Telecommunications Group Co. PJSC	6,974,241	36,399,543
*	EMSTEEL Building Materials PJSC	10,295,105	3,890,846
*	Eshraq Investments PJSC	14,402,862	1,616,550
	Fertiglobe PLC	8,333,020	6,321,840
	First Abu Dhabi Bank PJSC	6,983,898	27,842,636
*	Ghitha Holding PJSC	69,132	706,062
*	Gulf Navigation Holding PJSC	991,875	1,888,616
*	Gulf Pharmaceutical Industries PSC	1,182,182	375,701
*	International Holding Co. PJSC	16,916	1,841,123
*	Islamic Arab Insurance Co.	2,171,392	307,787
*	Manazel PJSC	13,097,174	1,226,095
*	Multiply Group PJSC	6,423,727	5,044,006
	National Central Cooling Co. PJSC	38,241	33,402
*	National Corp. for Tourism & Hotels	164,906	144,568
*	Palms Sports PrJSC	106,169	395,718
*	RAK Properties PJSC	9,888,213	3,526,786
	Ras Al Khaimah Ceramics	3,263,651	2,399,147
	Salik Co. PJSC	175,113	165,235
*	Shuaa Capital PSC	11,499,694	610,256
	Taaleem Holdings PJSC	230,014	241,418
	TECOM Group PJSC	86,949	63,703
*	Union Properties PJSC	16,492,051	1,232,974
TOTAL UNITED ARAB EMIRATES			346,479,294
UNITED KINGDOM — (0.1%)
#	Anglogold Ashanti PLC	762,911	13,442,492
UNITED STATES — (0.0%)
*Ω	HUUUGE, Inc.	13,436	95,440
TOTAL COMMON STOCKS			24,833,776,948
PREFERRED STOCKS — (1.4%)
BRAZIL — (1.4%)
*	Alpargatas SA	648,450	1,122,982
	Banco ABC Brasil SA, 6.526%	707,952	3,408,012

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
Ω	Banco BMG SA, 11.212%	805,500	$544,652
	Banco Bradesco SA, 7.254%	6,466,753	20,035,657
	Banco do Estado do Rio Grande do Sul SA Class B, 6.219%	1,623,428	4,833,191
	Banco Pan SA, 2.737%	1,513,901	2,401,756
	Banco Pine SA, 7.457%	46,000	38,439
	Centrais Eletricas Brasileiras SA Class B, 3.258%	630,303	5,831,804
	Centrais Eletricas de Santa Catarina SA, 10.177%	65,563	883,587
	Cia de Ferro Ligas da Bahia FERBASA, 9.009%	1,543,128	3,220,560
	Cia De Sanena Do Parana, 5.473%	5,415,406	6,164,801
	Cia Energetica de Minas Gerais, 11.204%	4,215,319	9,801,484
	Cia Energetica do Ceara Class A, 0.768%	72,603	587,635
	Companhia Paranaense de Energia Class B, 3.301%	4,858,943	9,934,824
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.606%	705,895	3,648,872
	Eucatex SA Industria e Comercio, 5.720%	255,759	836,286
	Gerdau SA, 7.607%	2,788,005	11,839,905
	Itau Unibanco Holding SA, 3.834%	7,909,063	52,329,058
	Marcopolo SA, 4.150%	3,637,938	5,874,274
	Petroleo Brasileiro SA, 7.820%	22,001,222	179,628,094
	Raizen SA, 6.959%	4,621,625	3,572,748
	Randon SA Implementos e Participacoes, 4.972%	1,783,426	4,211,627
	Schulz SA, 4.483%	781,878	1,027,375
	Taurus Armas SA, 9.746%	426,525	1,232,811
	Track & Field Co. SA, 1.321%	192,500	516,763
	Unipar Carbocloro SA Class B, 4.951%	512,537	7,271,558
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.577%	3,812,467	7,071,809
TOTAL BRAZIL			347,870,564
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.201%	329,325	456,853
	Embotelladora Andina SA Class B, 7.290%	1,123,248	2,862,056
TOTAL CHILE			3,318,909
COLOMBIA — (0.0%)
	Banco Davivienda SA, 4.620%	372,883	2,093,291
	Bancolombia SA, 11.525%	80,974	637,981
	Grupo Argos SA, 5.583%	93,838	248,212
	Grupo Aval Acciones y Valores SA, 7.689%	9,901,271	1,309,499
	Grupo de Inversiones Suramericana SA, 7.805%	207,155	872,461
TOTAL COLOMBIA			5,161,444
INDIA — (0.0%)
*	Sundaram Clayton Ltd.	2,138	274
*	TVS Holdings Ltd.	2,138,460	274,334
TOTAL INDIA			274,608
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	1,180,647	713,879
TOTAL PREFERRED STOCKS			357,339,404
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/02/2024	23,504	23,146
*	Diagnosticos da America SA Warrants 04/30/2025	1,956	750
*	Empreendimentos Pague Menos SA Rights 02/28/2024	80,989	3,923
*	Grupo Casas Bahia SA Warrants 09/19/2024	923,963	3,730

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
*	Localiza Rent a Car SA Rights 02/05/2024	2,149	$3,904
TOTAL BRAZIL			35,453
INDIA — (0.0%)
*	Skipper Ltd. Rights 02/08/2024	2,025	1,423
MALAYSIA — (0.0%)
*	Sam Engineering & Equipment M Bhd. Rights 02/09/2024	150,900	159
SOUTH KOREA — (0.0%)
*	LG Display Co. Ltd. Rights 03/07/2024	224,245	265,468
*	Samsung Pharmaceutical Co. Ltd. Rights 02/14/2024	59,238	16,200
*	Taihan Electric Wire Co. Ltd. Rights 03/12/2024	87,017	102,362
TOTAL SOUTH KOREA			384,030
TAIWAN — (0.0%)
*	Bank of Kaohsiung Co. Ltd. Rights 02/23/2024	1,272,985	50,839
*	EZconn Corp. Rights 02/22/2024	35,832	39,382
*	G Shank Enterprise Co. Ltd. Rights	66,053	27,223
*	L&K Engineering Co. Ltd. Rights 03/06/2024	27,262	48,777
*	Radium Life Tech Co. Ltd. Rights	312,976	7,100
TOTAL TAIWAN			173,321
THAILAND — (0.0%)
*	Better World Green PCL Warrants	4,479,216	0
*	Chayo Group PCL Warrants 12/07/2025	11,709	178
*	Maco Corp. Warrants 01/02/2025	3,999,175	0
#*	RS PCL Warrants 01/16/2026	331,256	55,089
TOTAL THAILAND			55,267
TURKEY — (0.0%)
*	Loras Holding AS Rights 02/07/2024	1,322,482	68,423
UNITED STATES — (0.0%)
*	LG Display Co. Ltd. Rights 03/01/2024	109,800	14,274
TOTAL RIGHTS/WARRANTS			732,350
TOTAL INVESTMENT SECURITIES (Cost $19,368,711,250)			25,191,848,702

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	19,361,127	223,969,515
TOTAL INVESTMENTS — (100.0%)
(Cost $19,592,676,063)^^			$25,415,818,217
As of January 31, 2024, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	899	03/15/24	$215,747,381	$218,928,975	$3,181,594
Total Futures Contracts			$215,747,381	$218,928,975	$3,181,594

Emerging Markets Core Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,057,293,491	$15,835,802	—	$1,073,129,293
Chile	23,973,661	86,913,490	—	110,887,151
China	479,709,239	4,929,963,855	$14,608,209	5,424,281,303
Colombia	30,086,119	636,818	—	30,722,937
Czech Republic	—	27,346,250	—	27,346,250
Egypt	65,620	7,126,055	—	7,191,675
Greece	874,596	115,347,230	—	116,221,826
Hong Kong	—	844,826	93,625	938,451
Hungary	—	54,103,814	—	54,103,814
India	178,199,958	5,057,931,217	2,435,316	5,238,566,491
Indonesia	9,200,984	453,453,441	600,140	463,254,565
Kuwait	63,949,286	5,754,639	—	69,703,925
Malaysia	—	391,268,453	—	391,268,453
Mexico	694,440,368	3,345,566	—	697,785,934
Peru	21,701,681	—	—	21,701,681
Philippines	2,743,664	175,436,587	582,388	178,762,639
Poland	—	272,402,751	—	272,402,751
Qatar	—	191,389,245	—	191,389,245
Saudi Arabia	1,223,395	1,015,367,454	968	1,016,591,817
South Africa	78,423,753	660,032,735	—	738,456,488
South Korea	54,765,188	2,879,457,699	4,211,360	2,938,434,247
Taiwan	365,721,216	4,250,107,396	499,896	4,616,328,508
Thailand	434,760,012	36,050,762	—	470,810,774
Turkey	—	323,479,504	—	323,479,504
United Arab Emirates	—	346,479,294	—	346,479,294
United Kingdom	13,442,492	—	—	13,442,492
United States	—	95,440	—	95,440
Preferred Stocks
Brazil	347,325,912	544,652	—	347,870,564
Chile	—	3,318,909	—	3,318,909
Colombia	5,161,444	—	—	5,161,444
India	—	274,608	—	274,608
Philippines	—	713,879	—	713,879
Rights/Warrants
Brazil	—	35,453	—	35,453
India	—	1,423	—	1,423
Malaysia	—	159	—	159
South Korea	—	384,030	—	384,030
Taiwan	—	173,321	—	173,321
Thailand	—	55,267	—	55,267
Turkey	—	68,423	—	68,423
United States	—	14,274	—	14,274
Securities Lending Collateral	—	223,969,515	—	223,969,515
Futures Contracts**	3,181,594	—	—	3,181,594
TOTAL	$3,866,243,673	$21,529,724,236	$23,031,902^	$25,418,999,811
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (8.7%)
*	Alphabet, Inc., Class A	212,847	$29,819,865
*	Alphabet, Inc., Class C	178,843	25,359,937
	AT&T, Inc.	246,998	4,369,395
*	Atlanta Braves Holdings, Inc., Class C	475	19,147
*	Charter Communications, Inc., Class A	5,189	1,923,614
	Comcast Corp., Class A	189,948	8,840,180
	Electronic Arts, Inc.	17,089	2,351,105
	Endeavor Group Holdings, Inc., Class A	15,207	376,373
	Fox Corp., Class A	18,977	612,957
	Fox Corp., Class B	12,521	375,755
»	GCI Liberty, Inc.	11,378	10,291
	Interpublic Group of Cos., Inc.	48,814	1,610,374
*	Liberty Broadband Corp., Class A	2,108	164,045
*	Liberty Broadband Corp., Class C	8,740	685,653
	Liberty Media Corp.-Liberty Formula One, Class A	1,915	116,987
*	Liberty Media Corp.-Liberty Formula One, Class C	14,506	975,528
*	Live Nation Entertainment, Inc.	7,530	669,041
*	Meta Platforms, Inc., Class A	95,833	37,388,287
*	Netflix, Inc., Class B	11,850	6,684,703
	News Corp., Class A	35,333	870,605
	News Corp., Class B	19,570	500,405
	Omnicom Group, Inc.	21,759	1,966,578
*	Pinterest, Inc., Class A	23,644	885,941
*	ROBLOX Corp., Class A	6,053	234,917
*	Roku, Inc.	1,112	97,923
#	Sirius XM Holdings, Inc.	38,728	197,126
*	Snap, Inc., Class A	24,862	395,057
*	Spotify Technology SA	5,364	1,155,137
*	Take-Two Interactive Software, Inc.	8,007	1,320,595
	TKO Group Holdings, Inc.	1,120	93,733
	T-Mobile U.S., Inc.	26,178	4,220,679
*	Trade Desk, Inc., Class A	10,796	738,770
	Verizon Communications, Inc.	168,852	7,150,882
	Walt Disney Co.	56,028	5,381,489
*	Warner Bros Discovery, Inc.	78,100	782,562
	Warner Music Group Corp., Class A	2,458	89,692
TOTAL COMMUNICATION SERVICES			148,435,328
CONSUMER DISCRETIONARY — (10.3%)
*	Airbnb, Inc., Class A	10,645	1,534,370
*	Amazon.com, Inc.	357,345	55,459,944
*	Aptiv PLC	15,696	1,276,556
	Aramark	23,172	673,842
*	AutoZone, Inc.	616	1,701,472
	Best Buy Co., Inc.	24,574	1,781,369
*	Booking Holdings, Inc.	1,637	5,741,728
*	Burlington Stores, Inc.	2,628	502,342
*	CarMax, Inc.	20,086	1,429,722
*	Carnival Corp.	40,917	678,404
*	Chipotle Mexican Grill, Inc.	1,073	2,584,610
	Darden Restaurants, Inc.	6,141	998,404
*	Deckers Outdoor Corp.	2,348	1,769,758
	Dick's Sporting Goods, Inc.	3,535	526,963

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Domino's Pizza, Inc.	1,361	$580,085
*	DoorDash, Inc., Class A	16,211	1,689,186
	DR Horton, Inc.	17,264	2,467,198
*	DraftKings, Inc., Class A	12,531	489,336
	eBay, Inc.	46,386	1,905,073
*	Expedia Group, Inc.	5,821	863,429
*	Five Below, Inc.	3,506	629,187
*	Floor & Decor Holdings, Inc., Class A	6,123	615,729
	Ford Motor Co.	125,232	1,467,719
	Garmin Ltd.	14,209	1,697,833
	General Motors Co.	54,359	2,109,129
	Genuine Parts Co.	11,193	1,569,594
	Hilton Worldwide Holdings, Inc.	8,690	1,659,442
	Home Depot, Inc.	41,719	14,725,138
	Hyatt Hotels Corp., Class A	3,673	471,503
	Las Vegas Sands Corp.	20,459	1,000,854
	Lennar Corp., Class A	21,221	3,179,967
#	Lennar Corp., Class B	1,314	182,318
	LKQ Corp.	27,616	1,288,839
	Lowe's Cos., Inc.	18,736	3,987,770
*	Lululemon Athletica, Inc.	4,092	1,857,031
	Marriott International, Inc., Class A	9,153	2,194,249
	McDonald's Corp.	22,877	6,696,555
	MGM Resorts International	18,488	801,825
	NIKE, Inc., Class B	33,111	3,361,760
*	NVR, Inc.	295	2,087,211
*	O'Reilly Automotive, Inc.	2,013	2,059,400
	Penske Automotive Group, Inc.	7,394	1,097,048
	Phinia, Inc.	4,987	150,807
	Pool Corp.	2,189	812,666
	PulteGroup, Inc.	23,572	2,464,688
#*	Rivian Automotive, Inc., Class A	25,296	387,282
	Ross Stores, Inc.	17,736	2,488,006
*	Royal Caribbean Cruises Ltd.	14,694	1,873,485
	Service Corp. International	2,700	181,224
	Starbucks Corp.	38,391	3,571,515
*	Tesla, Inc.	72,202	13,522,713
	TJX Cos., Inc.	49,633	4,710,668
*	TopBuild Corp.	1,539	568,091
	Tractor Supply Co.	6,831	1,534,243
*	Ulta Beauty, Inc.	3,001	1,506,652
#	Williams-Sonoma, Inc.	8,562	1,655,805
	Wynn Resorts Ltd.	1,775	167,613
	Yum! Brands, Inc.	8,696	1,126,045
TOTAL CONSUMER DISCRETIONARY			176,115,395
CONSUMER STAPLES — (6.7%)
	Albertsons Cos., Inc., Class A	23,699	502,893
	Altria Group, Inc.	52,454	2,104,455
	Archer-Daniels-Midland Co.	25,604	1,423,070
#	Brown-Forman Corp., Class A	4,122	232,357
	Brown-Forman Corp., Class B	15,779	866,267
	Bunge Global SA	13,483	1,187,718
	Campbell Soup Co.	21,365	953,520
	Casey's General Stores, Inc.	2,576	699,023
#*	Celsius Holdings, Inc.	4,602	229,640
	Church & Dwight Co., Inc.	12,985	1,296,552
	Clorox Co.	5,263	764,451
	Coca-Cola Co.	163,626	9,734,111

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Colgate-Palmolive Co.	24,225	$2,039,745
	Conagra Brands, Inc.	27,706	807,630
	Constellation Brands, Inc., Class A	6,081	1,490,332
	Costco Wholesale Corp.	15,364	10,676,136
*	Coty, Inc., Class A	31,097	375,652
	Dollar General Corp.	14,148	1,868,526
*	Dollar Tree, Inc.	23,856	3,116,071
	Estee Lauder Cos., Inc., Class A	7,361	971,578
	General Mills, Inc.	45,750	2,969,633
	Hershey Co.	6,595	1,276,396
	Hormel Foods Corp.	29,988	910,736
	J M Smucker Co.	8,290	1,090,550
	Kellanova	23,950	1,311,502
	Kenvue, Inc.	215,220	4,467,967
	Keurig Dr Pepper, Inc.	23,660	743,870
	Kimberly-Clark Corp.	12,559	1,519,262
	Kraft Heinz Co.	27,766	1,030,952
	Kroger Co.	91,614	4,227,070
	Lamb Weston Holdings, Inc.	9,133	935,585
	McCormick & Co., Inc.	13,674	932,020
	McCormick & Co., Inc.	612	41,616
	Molson Coors Beverage Co., Class B	11,347	701,131
	Mondelez International, Inc., Class A	45,815	3,448,495
*	Monster Beverage Corp.	22,868	1,258,197
	PepsiCo, Inc.	55,210	9,304,541
*	Performance Food Group Co.	13,200	959,376
	Philip Morris International, Inc.	49,352	4,483,629
	Procter & Gamble Co.	89,222	14,020,345
	Sysco Corp.	23,113	1,870,535
	Target Corp.	23,229	3,230,689
	Tyson Foods, Inc., Class A	18,794	1,029,159
*	U.S. Foods Holding Corp.	19,415	893,284
	Walgreens Boots Alliance, Inc.	27,682	624,783
	Walmart, Inc.	67,173	11,100,338
	WK Kellogg Co.	5,987	77,771
TOTAL CONSUMER STAPLES			115,799,159
ENERGY — (5.2%)
	Baker Hughes Co.	65,841	1,876,468
	Cheniere Energy, Inc.	15,031	2,464,934
	Chevron Corp.	70,909	10,454,114
	ConocoPhillips	65,099	7,282,625
	Coterra Energy, Inc.	72,604	1,806,387
	Devon Energy Corp.	66,033	2,774,707
	Diamondback Energy, Inc.	15,074	2,317,477
	EOG Resources, Inc.	30,103	3,425,420
	EQT Corp.	31,137	1,102,250
	Exxon Mobil Corp.	181,735	18,684,175
	Halliburton Co.	87,495	3,119,197
	Hess Corp.	16,568	2,328,301
	HF Sinclair Corp.	13,152	742,956
	Kinder Morgan, Inc.	117,037	1,980,266
	Marathon Oil Corp.	62,489	1,427,874
	Marathon Petroleum Corp.	27,214	4,506,638
	Occidental Petroleum Corp.	48,000	2,763,360
	ONEOK, Inc.	41,588	2,838,381
	Ovintiv, Inc.	31,458	1,334,448
	Phillips 66	17,787	2,566,842
	Pioneer Natural Resources Co.	11,126	2,557,089

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Schlumberger NV	59,230	$2,884,501
	Targa Resources Corp.	15,887	1,349,760
	Texas Pacific Land Corp.	363	530,463
	Valero Energy Corp.	22,332	3,101,915
	Williams Cos., Inc.	88,027	3,051,016
TOTAL ENERGY			89,271,564
FINANCIALS — (13.5%)
*	Affirm Holdings, Inc.	6,101	247,152
	Aflac, Inc.	20,960	1,767,766
	Allstate Corp.	19,226	2,984,837
	Ally Financial, Inc.	1,500	55,020
	American Express Co.	29,533	5,928,454
	American International Group, Inc.	27,070	1,881,636
	Ameriprise Financial, Inc.	6,642	2,569,325
	Aon PLC, Class A	7,027	2,097,068
	Apollo Global Management, Inc.	14,286	1,434,314
*	Arch Capital Group Ltd.	26,543	2,187,939
	Ares Management Corp., Class A	4,814	584,805
	Arthur J Gallagher & Co.	9,166	2,127,979
	Bank of America Corp.	222,437	7,565,082
	Bank of New York Mellon Corp.	34,515	1,914,202
*	Berkshire Hathaway, Inc., Class B	57,570	22,091,912
	BlackRock, Inc.	4,680	3,623,771
	Blackstone, Inc.	15,132	1,883,177
*	Block, Inc.	17,701	1,150,742
	Brown & Brown, Inc.	20,872	1,618,832
	Capital One Financial Corp.	14,604	1,976,213
	Carlyle Group, Inc.	26,272	1,051,405
	Cboe Global Markets, Inc.	8,205	1,508,489
	Charles Schwab Corp.	64,010	4,027,509
	Chubb Ltd.	13,257	3,247,965
	Cincinnati Financial Corp.	11,930	1,321,844
	Citigroup, Inc.	58,141	3,265,780
	Citizens Financial Group, Inc.	19,841	648,801
	CME Group, Inc.	11,347	2,335,666
	CNA Financial Corp.	1,587	69,939
*	Coinbase Global, Inc., Class A	7,714	988,935
	Corebridge Financial, Inc.	6,900	166,773
	Discover Financial Services	28,814	3,040,453
	East West Bancorp, Inc.	2,854	207,800
	Equitable Holdings, Inc.	55,785	1,823,612
	Erie Indemnity Co., Class A	1,552	536,728
	Everest Group Ltd.	2,916	1,122,573
#	F&G Annuities & Life, Inc.	2,683	120,306
	FactSet Research Systems, Inc.	1,468	698,651
	Fidelity National Financial, Inc.	32,803	1,641,134
	Fidelity National Information Services, Inc.	27,475	1,710,594
	Fifth Third Bancorp	48,790	1,670,570
	First Citizens BancShares, Inc., Class A	913	1,378,630
*	Fiserv, Inc.	19,824	2,812,431
*	FleetCor Technologies, Inc.	5,921	1,716,676
	Franklin Resources, Inc.	16,632	442,910
	Global Payments, Inc.	11,611	1,546,934
	Globe Life, Inc.	9,864	1,211,496
	Goldman Sachs Group, Inc.	10,268	3,943,015
	Hartford Financial Services Group, Inc.	30,658	2,666,020
	Huntington Bancshares, Inc.	66,785	850,173
	Interactive Brokers Group, Inc., Class A	2,406	213,533

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Intercontinental Exchange, Inc.	20,980	$2,671,383
	Jack Henry & Associates, Inc.	6,292	1,043,402
	JPMorgan Chase & Co.	109,615	19,112,471
	KeyCorp	45,369	659,212
	KKR & Co., Inc.	18,869	1,633,678
	Loews Corp.	17,071	1,243,793
	LPL Financial Holdings, Inc.	5,241	1,253,595
	M&T Bank Corp.	5,817	803,328
*	Markel Group, Inc.	959	1,436,035
	MarketAxess Holdings, Inc.	359	80,958
	Marsh & McLennan Cos., Inc.	20,867	4,044,859
	Mastercard, Inc., Class A	35,191	15,808,853
	MetLife, Inc.	23,135	1,603,718
	Moody's Corp.	6,122	2,400,069
	Morgan Stanley	38,772	3,382,469
	Morningstar, Inc.	3,764	1,051,285
	MSCI, Inc.	2,428	1,453,449
	Nasdaq, Inc.	29,103	1,681,280
	Northern Trust Corp.	10,165	809,541
*	PayPal Holdings, Inc.	23,793	1,459,701
	PNC Financial Services Group, Inc.	12,425	1,878,784
	Principal Financial Group, Inc.	18,429	1,457,734
	Progressive Corp.	17,380	3,097,985
	Prudential Financial, Inc.	29,328	3,077,387
	Raymond James Financial, Inc.	19,609	2,160,520
	Regions Financial Corp.	74,541	1,391,680
	Reinsurance Group of America, Inc.	3,227	561,143
	RenaissanceRe Holdings Ltd.	319	72,997
*	Robinhood Markets, Inc., Class A	8,411	90,334
*	Rocket Cos., Inc., Class A	9,767	120,232
	S&P Global, Inc.	10,172	4,560,616
	State Street Corp.	20,144	1,488,037
	Synchrony Financial	49,494	1,923,832
	T Rowe Price Group, Inc.	14,676	1,591,612
	Tradeweb Markets, Inc., Class A	6,784	647,126
	Travelers Cos., Inc.	13,928	2,943,822
	Truist Financial Corp.	42,954	1,591,875
	U.S. Bancorp	23,584	979,679
#	UWM Holdings Corp.	16,006	107,240
#	Visa, Inc., Class A	58,788	16,064,409
	W R Berkley Corp.	22,549	1,846,312
	Wells Fargo & Co.	110,486	5,544,187
	Willis Towers Watson PLC	5,132	1,264,012
TOTAL FINANCIALS			231,772,205
HEALTH CARE — (12.8%)
	Abbott Laboratories	62,251	7,043,701
	AbbVie, Inc.	74,469	12,242,704
	Agilent Technologies, Inc.	21,878	2,846,328
*	Align Technology, Inc.	2,967	793,138
*	Alnylam Pharmaceuticals, Inc.	2,986	516,309
	Amgen, Inc.	23,156	7,277,005
*	Avantor, Inc.	21,674	498,285
	Baxter International, Inc.	28,681	1,109,668
	Becton Dickinson & Co.	10,071	2,405,056
*	Biogen, Inc.	7,678	1,893,856
*	BioMarin Pharmaceutical, Inc.	11,388	1,003,055
	Bio-Techne Corp.	6,217	437,179
*	Boston Scientific Corp.	46,887	2,966,072

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Bristol-Myers Squibb Co.	103,105	$5,038,741
	Cardinal Health, Inc.	9,146	998,652
	Cencora, Inc.	6,986	1,625,502
*	Centene Corp.	24,401	1,837,639
*	Charles River Laboratories International, Inc.	3,248	702,477
	Cigna Group	11,209	3,373,349
††	Contra Abiomed, Inc.	2,233	34,857
	Cooper Cos., Inc.	2,424	904,225
	CVS Health Corp.	44,233	3,289,608
	Danaher Corp.	22,523	5,403,493
*	Dexcom, Inc.	9,544	1,158,164
*	Edwards Lifesciences Corp.	19,835	1,556,452
	Elevance Health, Inc.	9,299	4,588,499
	Eli Lilly & Co.	34,148	22,046,290
*	Exact Sciences Corp.	8,660	566,364
*	Fortrea Holdings, Inc.	7,957	246,349
*	GE HealthCare Technologies, Inc.	30,286	2,221,781
	Gilead Sciences, Inc.	70,102	5,486,183
	HCA Healthcare, Inc.	6,872	2,095,273
*	Hologic, Inc.	22,842	1,700,358
	Humana, Inc.	5,082	1,921,301
*	IDEXX Laboratories, Inc.	3,400	1,751,272
*	Illumina, Inc.	5,073	725,490
*	Incyte Corp.	10,651	625,959
*	Intuitive Surgical, Inc.	8,233	3,113,885
*	IQVIA Holdings, Inc.	16,785	3,495,141
	Johnson & Johnson	128,088	20,353,183
	Laboratory Corp. of America Holdings	7,957	1,768,841
	McKesson Corp.	4,572	2,285,497
	Medtronic PLC	40,268	3,525,061
	Merck & Co., Inc.	105,656	12,761,132
*	Mettler-Toledo International, Inc.	705	844,019
*	Moderna, Inc.	10,285	1,039,299
*	Molina Healthcare, Inc.	3,901	1,390,472
*	Neurocrine Biosciences, Inc.	3,826	534,760
	Pfizer, Inc.	172,789	4,679,126
	Quest Diagnostics, Inc.	10,300	1,322,829
*	Regeneron Pharmaceuticals, Inc.	3,375	3,181,883
	ResMed, Inc.	5,315	1,010,913
	Revvity, Inc.	6,423	688,417
	Royalty Pharma PLC, Class A	14,386	408,419
*	Sarepta Therapeutics, Inc.	1,604	190,860
	STERIS PLC	7,072	1,548,414
	Stryker Corp.	10,433	3,500,063
	Teleflex, Inc.	2,421	587,891
	Thermo Fisher Scientific, Inc.	13,011	7,012,669
*	United Therapeutics Corp.	3,500	751,730
	UnitedHealth Group, Inc.	39,806	20,370,322
	Universal Health Services, Inc., Class B	370	58,760
*	Veeva Systems, Inc., Class A	4,424	917,582
*	Vertex Pharmaceuticals, Inc.	8,838	3,830,212
	Viatris, Inc.	44,735	526,531
*	Waters Corp.	2,690	854,640
	West Pharmaceutical Services, Inc.	2,654	990,022
	Zimmer Biomet Holdings, Inc.	10,384	1,304,230
	Zoetis, Inc.	16,691	3,134,737
TOTAL HEALTH CARE			218,912,174

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (10.8%)
	3M Co.	22,624	$2,134,574
	A O Smith Corp.	13,701	1,063,335
	AECOM	11,249	992,049
	Allegion PLC	2,949	365,352
	AMETEK, Inc.	17,254	2,796,011
	Automatic Data Processing, Inc.	17,610	4,328,186
*	Axon Enterprise, Inc.	2,186	544,445
*	Boeing Co.	18,166	3,833,753
	Booz Allen Hamilton Holding Corp.	6,553	922,466
	Broadridge Financial Solutions, Inc.	6,452	1,317,498
*	Builders FirstSource, Inc.	23,377	4,061,286
	Carlisle Cos., Inc.	4,922	1,546,788
	Carrier Global Corp.	52,629	2,879,333
	Caterpillar, Inc.	24,452	7,343,180
	Cintas Corp.	3,245	1,961,830
*	Copart, Inc.	27,262	1,309,666
	CSX Corp.	103,942	3,710,729
	Cummins, Inc.	12,538	3,000,343
#*	Dayforce, Inc.	9,635	669,825
	Deere & Co.	14,121	5,557,743
	Delta Air Lines, Inc.	61,928	2,423,862
	Dover Corp.	9,740	1,458,857
	Eaton Corp. PLC	13,996	3,444,136
	EMCOR Group, Inc.	3,695	842,866
	Emerson Electric Co.	18,002	1,651,323
	Equifax, Inc.	8,509	2,079,089
	Expeditors International of Washington, Inc.	13,235	1,671,978
	Fastenal Co.	29,308	1,999,685
	FedEx Corp.	11,457	2,764,460
	Ferguson PLC	10,975	2,061,763
	Fortive Corp.	24,937	1,949,575
	General Dynamics Corp.	9,569	2,535,689
	General Electric Co.	31,299	4,144,614
	Graco, Inc.	11,855	1,011,232
	HEICO Corp.	1,837	329,907
	HEICO Corp., Class A	3,397	480,574
	Honeywell International, Inc.	30,835	6,236,687
	Howmet Aerospace, Inc.	26,972	1,517,445
	Hubbell, Inc.	3,796	1,273,824
	Huntington Ingalls Industries, Inc.	442	114,443
	IDEX Corp.	4,354	920,871
	Illinois Tool Works, Inc.	12,431	3,243,248
	Ingersoll Rand, Inc.	29,247	2,335,665
	Jacobs Solutions, Inc.	9,377	1,263,738
	JB Hunt Transport Services, Inc.	8,635	1,735,462
	Johnson Controls International PLC	30,737	1,619,533
	L3Harris Technologies, Inc.	8,345	1,739,265
	Leidos Holdings, Inc.	12,144	1,341,548
	Lennox International, Inc.	1,509	646,093
	Lincoln Electric Holdings, Inc.	3,611	802,436
	Lockheed Martin Corp.	9,442	4,054,489
	Masco Corp.	7,236	486,910
*	NEXTracker, Inc., Class A	9,458	428,164
	Nordson Corp.	3,436	864,910
	Norfolk Southern Corp.	8,970	2,110,103
	Northrop Grumman Corp.	5,251	2,345,937
	Old Dominion Freight Line, Inc.	3,527	1,379,128
	Otis Worldwide Corp.	12,817	1,133,535
	Owens Corning	12,012	1,820,178

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	PACCAR, Inc.	26,362	$2,646,481
	Parker-Hannifin Corp.	6,511	3,024,359
	Paychex, Inc.	12,736	1,550,353
	Paycom Software, Inc.	2,244	426,899
	Pentair PLC	21,752	1,591,594
	Quanta Services, Inc.	12,289	2,384,680
	Republic Services, Inc.	11,233	1,922,191
	Rockwell Automation, Inc.	5,091	1,289,448
	Rollins, Inc.	15,673	678,798
	RTX Corp.	45,273	4,125,276
*	Saia, Inc.	1,874	844,387
	Snap-on, Inc.	5,139	1,489,950
	Southwest Airlines Co.	19,086	570,481
	SS&C Technologies Holdings, Inc.	15,765	961,980
	Stanley Black & Decker, Inc.	9,873	921,151
#*	Symbotic, Inc.	1,576	67,815
	Textron, Inc.	16,164	1,369,252
	Trane Technologies PLC	9,270	2,336,503
	TransDigm Group, Inc.	1,949	2,129,633
	TransUnion	5,392	373,072
*	Uber Technologies, Inc.	29,580	1,930,687
#*	U-Haul Holding Co.	2,400	159,024
	U-Haul Holding Co.	22,600	1,443,462
	Union Pacific Corp.	24,788	6,046,537
*	United Airlines Holdings, Inc.	24,289	1,005,079
	United Parcel Service, Inc., Class B	35,181	4,992,184
	United Rentals, Inc.	8,224	5,143,290
	Veralto Corp.	7,653	586,909
	Verisk Analytics, Inc.	6,169	1,489,999
	Vertiv Holdings Co., Class A	18,931	1,066,383
	Vestis Corp.	11,586	247,940
	Waste Management, Inc.	16,706	3,101,135
	Watsco, Inc.	2,383	931,705
	Westinghouse Air Brake Technologies Corp.	13,555	1,783,431
	WW Grainger, Inc.	3,168	2,837,388
	Xylem, Inc.	10,338	1,162,405
TOTAL INDUSTRIALS			185,233,475
INFORMATION TECHNOLOGY — (25.8%)
	Accenture PLC, Class A	26,393	9,603,885
*	Adobe, Inc.	16,862	10,417,006
*	Advanced Micro Devices, Inc.	48,629	8,154,597
*	Akamai Technologies, Inc.	14,245	1,755,411
	Amdocs Ltd.	16,085	1,474,673
	Amphenol Corp., Class A	24,379	2,464,717
	Analog Devices, Inc.	18,365	3,532,691
*	ANSYS, Inc.	4,116	1,349,348
	Apple, Inc.	433,520	79,941,088
	Applied Materials, Inc.	34,847	5,725,362
*	AppLovin Corp., Class A	16,057	660,424
*	Arista Networks, Inc.	6,732	1,741,434
*	Aspen Technology, Inc.	3,344	642,015
*	Atlassian Corp., Class A	3,630	906,665
*	Autodesk, Inc.	8,662	2,198,502
	Bentley Systems, Inc., Class B	7,957	401,033
	Broadcom, Inc.	20,248	23,892,640
*	Cadence Design Systems, Inc.	8,350	2,408,641
	CDW Corp.	6,151	1,394,555
	Cisco Systems, Inc.	178,752	8,969,775

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Cloudflare, Inc., Class A	3,637	$287,505
	Cognizant Technology Solutions Corp., Class A	36,029	2,778,556
	Corning, Inc.	65,831	2,138,849
*	Crowdstrike Holdings, Inc., Class A	4,868	1,423,890
*	Datadog, Inc., Class A	4,330	538,825
	Dell Technologies, Inc., Class C	8,265	685,003
*	DocuSign, Inc.	4,569	278,343
*	Dropbox, Inc., Class A	10,423	330,201
*	Dynatrace, Inc.	8,589	489,573
*	Elastic NV	891	104,300
*	Enphase Energy, Inc.	4,650	484,205
#	Entegris, Inc.	7,773	914,882
*	EPAM Systems, Inc.	2,530	703,618
*	F5, Inc.	6,243	1,146,839
*	Fair Isaac Corp.	992	1,189,239
*	First Solar, Inc.	7,786	1,139,092
*	Flex Ltd.	54,300	1,289,082
*	Fortinet, Inc.	24,244	1,563,496
*	Gartner, Inc.	2,756	1,260,705
	Gen Digital, Inc.	41,565	975,946
#*	GLOBALFOUNDRIES, Inc.	4,785	263,079
*	GoDaddy, Inc., Class A	5,302	565,511
	Hewlett Packard Enterprise Co.	91,810	1,403,775
	HP, Inc.	30,337	870,975
*	HubSpot, Inc.	1,208	738,088
	Intel Corp.	130,932	5,640,551
	International Business Machines Corp.	49,670	9,122,392
	Intuit, Inc.	7,577	4,783,587
	Jabil, Inc.	23,278	2,916,501
*	Keysight Technologies, Inc.	10,965	1,680,496
	KLA Corp.	5,497	3,265,438
	Lam Research Corp.	4,733	3,905,530
*	Manhattan Associates, Inc.	1,874	454,557
	Marvell Technology, Inc.	27,653	1,872,108
	Microchip Technology, Inc.	26,389	2,247,815
	Micron Technology, Inc.	35,090	3,008,967
	Microsoft Corp.	221,459	88,047,669
*	MongoDB, Inc.	1,556	623,209
	Monolithic Power Systems, Inc.	1,525	919,148
	Motorola Solutions, Inc.	6,025	1,924,988
	NetApp, Inc.	10,783	940,278
*	Nutanix, Inc., Class A	2,814	158,147
	NVIDIA Corp.	91,377	56,221,527
	NXP Semiconductors NV	12,300	2,590,011
*	Okta, Inc.	8,297	685,747
*	ON Semiconductor Corp.	39,287	2,794,484
	Oracle Corp.	57,763	6,452,127
*	Palantir Technologies, Inc., Class A	44,657	718,531
#*	Palo Alto Networks, Inc.	7,398	2,504,297
*	PTC, Inc.	5,775	1,043,254
*	Pure Storage, Inc., Class A	15,710	628,243
*	Qorvo, Inc.	2,300	229,402
	QUALCOMM, Inc.	50,711	7,531,091
	Roper Technologies, Inc.	3,578	1,921,386
*	Salesforce, Inc.	32,588	9,160,161
*	Samsara, Inc., Class A	6,978	219,109
	Seagate Technology Holdings PLC	8,085	692,723
*	ServiceNow, Inc.	4,114	3,148,856
	Skyworks Solutions, Inc.	10,026	1,047,316

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Snowflake, Inc., Class A	2,818	$551,314
*	Splunk, Inc.	3,957	606,885
*	Super Micro Computer, Inc.	800	423,688
*	Synopsys, Inc.	3,872	2,065,131
	TE Connectivity Ltd.	13,404	1,905,915
*	Teledyne Technologies, Inc.	3,310	1,385,136
	Teradyne, Inc.	10,997	1,062,200
	Texas Instruments, Inc.	33,938	5,434,153
*	Trimble, Inc.	17,675	898,951
*	Twilio, Inc., Class A	12,633	888,479
*	Tyler Technologies, Inc.	2,043	863,678
*	UiPath, Inc., Class A	5,269	121,082
#*	Unity Software, Inc.	22,470	728,028
*	VeriSign, Inc.	3,278	651,929
*	Western Digital Corp.	20,636	1,181,411
*	Workday, Inc., Class A	3,528	1,026,895
*	Zebra Technologies Corp., Class A	4,644	1,112,470
*	Zoom Video Communications, Inc., Class A	10,259	662,834
*	Zscaler, Inc.	2,717	640,315
TOTAL INFORMATION TECHNOLOGY			442,508,179
MATERIALS — (3.5%)
	Air Products & Chemicals, Inc.	8,086	2,067,671
#	Albemarle Corp.	7,034	807,081
	Amcor PLC	141,765	1,336,844
	Avery Dennison Corp.	4,736	944,595
	Ball Corp.	16,494	914,592
	Celanese Corp.	15,715	2,298,947
	CF Industries Holdings, Inc.	16,618	1,254,825
	Corteva, Inc.	32,413	1,474,143
	Crown Holdings, Inc.	15,521	1,373,609
	Dow, Inc.	43,139	2,312,250
	DuPont de Nemours, Inc.	21,614	1,335,745
	Eastman Chemical Co.	5,481	457,938
	Ecolab, Inc.	8,819	1,748,102
	Freeport-McMoRan, Inc.	55,695	2,210,535
	International Flavors & Fragrances, Inc.	9,534	769,203
	International Paper Co.	26,746	958,309
	Linde PLC	18,643	7,547,246
	LyondellBasell Industries NV, Class A	41,038	3,862,497
	Martin Marietta Materials, Inc.	4,677	2,377,880
	Mosaic Co.	28,274	868,295
	Newmont Corp.	35,737	1,233,284
	Nucor Corp.	20,037	3,745,516
	Packaging Corp. of America	12,109	2,008,641
	PPG Industries, Inc.	14,198	2,002,486
	Reliance Steel & Aluminum Co.	8,877	2,533,673
	RPM International, Inc.	13,194	1,407,272
	Sherwin-Williams Co.	10,823	3,294,305
	Southern Copper Corp.	5,635	462,634
	Steel Dynamics, Inc.	26,812	3,235,940
	Vulcan Materials Co.	9,940	2,246,539
	Westlake Corp.	6,774	937,183
	Westrock Co.	5,591	225,094
TOTAL MATERIALS			60,252,874
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	27,838	2,402,698

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	CoStar Group, Inc.	21,040	$1,756,419
*	Zillow Group, Inc., Class A	5,703	314,178
#*	Zillow Group, Inc., Class C	5,195	295,284
TOTAL REAL ESTATE			4,768,579
UTILITIES — (1.7%)
	AES Corp.	13,965	232,936
	Alliant Energy Corp.	8,692	422,953
	Ameren Corp.	7,705	536,037
	American Electric Power Co., Inc.	16,469	1,286,888
	American Water Works Co., Inc.	5,763	714,727
	Atmos Energy Corp.	5,126	584,056
	Avangrid, Inc.	2,608	79,231
#	Brookfield Renewable Corp., Class A	1,700	47,464
	CenterPoint Energy, Inc.	19,019	531,391
	CMS Energy Corp.	8,632	493,405
	Consolidated Edison, Inc.	10,655	968,540
	Constellation Energy Corp.	11,580	1,412,760
	Dominion Energy, Inc.	13,543	619,186
	DTE Energy Co.	6,698	706,103
	Duke Energy Corp.	24,565	2,354,064
	Edison International	8,123	548,140
	Entergy Corp.	6,278	626,293
	Essential Utilities, Inc.	5,755	206,374
	Evergy, Inc.	7,152	363,107
	Eversource Energy	8,615	467,105
	Exelon Corp.	30,478	1,060,939
	FirstEnergy Corp.	17,123	628,072
	NextEra Energy, Inc.	64,361	3,773,485
	NiSource, Inc.	14,351	372,696
	NRG Energy, Inc.	13,908	737,680
	PG&E Corp.	45,405	765,982
	PPL Corp.	13,793	361,377
	Public Service Enterprise Group, Inc.	16,884	979,103
	Sempra	20,574	1,472,276
	Southern Co.	34,825	2,421,034
	Vistra Corp.	60,172	2,468,857
	WEC Energy Group, Inc.	9,626	777,396
	Xcel Energy, Inc.	17,363	1,039,523
TOTAL UTILITIES			30,059,180
TOTAL COMMON STOCKS Cost ($715,732,044)			1,703,128,112

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	4,738,043	4,738,043
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	574,637	6,647,399
TOTAL INVESTMENTS — (100.0%)
(Cost $727,117,486)^^			$1,714,513,554

U.S. Large Cap Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$148,425,037	$10,291	—	$148,435,328
Consumer Discretionary	176,115,395	—	—	176,115,395
Consumer Staples	115,799,159	—	—	115,799,159
Energy	89,271,564	—	—	89,271,564
Financials	231,772,205	—	—	231,772,205
Health Care	218,877,317	—	$34,857	218,912,174
Industrials	185,233,475	—	—	185,233,475
Information Technology	442,508,179	—	—	442,508,179
Materials	60,252,874	—	—	60,252,874
Real Estate	4,768,579	—	—	4,768,579
Utilities	30,059,180	—	—	30,059,180
Temporary Cash Investments	4,738,043	—	—	4,738,043
Securities Lending Collateral	—	6,647,399	—	6,647,399
TOTAL	$1,707,821,007	$6,657,690	$34,857^	$1,714,513,554

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA COMMODITY STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (60.0%)
AUSTRALIA — (2.1%)
APA Infrastructure Ltd.
Ω	4.200%, 03/23/25	3,200	$3,156,268
Bank of New Zealand
Ω	3.500%, 02/20/24	5,250	5,244,515
Glencore Funding LLC
Ω	4.125%, 03/12/24	625	623,942
Ω	4.625%, 04/29/24	7,350	7,326,775
Macquarie Bank Ltd.
Ω	3.231%, 03/21/25	6,135	6,011,602
TOTAL AUSTRALIA			22,363,102
CANADA — (7.2%)
Bank of Montreal
	2.500%, 06/28/24	3,000	2,963,817
	0.625%, 07/09/24	1,350	1,322,028
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.320%, FRN, 5.666%, 07/09/24	2,000	2,000,084
(r)	SOFR + 1.330%, FRN, 6.688%, 06/05/26	2,300	2,324,698
Bank of Nova Scotia
	0.700%, 04/15/24	2,120	2,098,742
	0.650%, 07/31/24	300	293,047
Bank of Nova Scotia, Floating Rate Note,
(r)	SOFR + 0.380%, FRN, 5.724%, 07/31/24	1,000	1,000,797
(r)	SOFR + 0.460%, FRN, 5.806%, 01/10/25	1,205	1,204,055
(r)	SOFR + 1.090%, FRN, 6.444%, 06/12/25	1,000	1,005,485
Brookfield Corp.
	4.000%, 01/15/25	3,400	3,354,114
Brookfield Finance, Inc.
	4.000%, 04/01/24	1,066	1,062,041
Canadian Imperial Bank of Commerce
	3.100%, 04/02/24	4,500	4,481,268
	1.000%, 10/18/24	3,500	3,395,071
	2.250%, 01/28/25	481	467,312
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 1.220%, FRN
(r)	6.572%, 10/02/26	2,500	2,515,308
Canadian Natural Resources Ltd.
	3.900%, 02/01/25	7,300	7,185,727
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Enbridge, Inc.
	2.500%, 01/15/25		1,920	$1,872,047
ITC Holdings Corp.
	3.650%, 06/15/24		8,100	8,033,716
National Bank of Canada
	0.750%, 08/06/24		8,300	8,093,119
Province of Quebec
	4.200%, 03/10/25	AUD	2,000	1,308,141
Royal Bank of Canada
	0.650%, 07/29/24		1,750	1,709,277
Royal Bank of Canada, Floating Rate Note, SOFR + 0.360%, FRN
(r)	5.706%, 07/29/24		4,750	4,753,325
Thomson Reuters Corp.
	3.850%, 09/29/24		5,000	4,925,500
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	10,000	7,420,804
	0.700%, 09/10/24		2,400	2,334,202
TOTAL CANADA				77,123,725
FRANCE — (4.7%)
Banque Federative du Credit Mutuel SA
#Ω	2.375%, 11/21/24		1,846	1,804,244
BNP Paribas SA
Ω	3.375%, 01/09/25		6,500	6,375,730
BPCE SA
	4.000%, 04/15/24		500	498,299
#,Ω	2.375%, 01/14/25		14,485	14,051,787
Credit Agricole SA
Ω	3.875%, 04/15/24		3,550	3,536,345
#	3.250%, 10/04/24		4,200	4,137,007
Societe Generale SA
Ω	3.875%, 03/28/24		9,100	9,071,153
TotalEnergies Capital International SA
	3.750%, 04/10/24		11,004	10,969,143
TOTAL FRANCE				50,443,708
GERMANY — (4.2%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		6,000	5,906,572
BMW U.S. Capital LLC
Ω	0.800%, 04/01/24		400	396,880
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.530%, FRN
(r)Ω	5.882%, 04/01/24		8,000	8,004,160
EMD Finance LLC
	3.250%, 03/19/25		5,697	5,568,424

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Kreditanstalt fuer Wiederaufbau
	5.000%, 03/19/24	AUD	2,000	$1,312,869
	1.500%, 07/24/24	AUD	8,800	5,692,894
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	15,000	9,844,550
Mercedes-Benz Finance North America LLC
Ω	0.750%, 03/01/24		1,500	1,494,041
(r)Ω	SOFR + 0.670%, FRN, 6.015%, 01/09/26		3,800	3,803,990
NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,582,104
TOTAL GERMANY				44,606,484
IRELAND — (0.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		2,450	2,412,098
	3.500%, 01/15/25		3,000	2,940,419
TOTAL IRELAND				5,352,517
ITALY — (0.7%)
Republic of Italy Government International Bonds
	0.875%, 05/06/24		8,000	7,898,400
JAPAN — (5.1%)
American Honda Finance Corp.
	0.550%, 07/12/24		8,000	7,826,457
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		5,600	5,428,201
MUFG Bank Ltd.
#Ω	3.250%, 09/08/24		2,000	1,974,033
Nomura Holdings, Inc.
	2.648%, 01/16/25		7,590	7,389,824
ORIX Corp.
	3.250%, 12/04/24		5,000	4,909,975
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,500	9,380,189
	2.348%, 01/15/25		2,400	2,335,769
Sumitomo Mitsui Trust Bank Ltd.
Ω	0.850%, 03/25/24		750	744,972
Ω	0.800%, 09/16/24		443	430,296
(r)Ω	SOFR + 1.150%, FRN, 6.505%, 09/14/26		1,750	1,761,906
Toyota Motor Credit Corp.
	2.500%, 03/22/24		10,000	9,958,988
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Toyota Motor Credit Corp., Floating Rate Note,
(r)	SOFR + 0.380%, FRN, 5.703%, 02/22/24		300	$300,020
(r)	SOFR + 0.890%, FRN, 6.249%, 05/18/26		2,000	2,011,669
	TOTAL JAPAN			54,452,299
NETHERLANDS — (1.1%)
	Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		6,940	6,845,947
	ING Groep NV
	3.550%, 04/09/24		5,000	4,981,710
	TOTAL NETHERLANDS			11,827,657
NEW ZEALAND — (2.3%)
	New Zealand Government Bonds
	0.500%, 05/15/24	NZD	39,800	23,989,105
	New Zealand Local Government Funding Agency Bonds
	2.250%, 04/15/24	NZD	1,500	910,576
	TOTAL NEW ZEALAND			24,899,681
SPAIN — (0.5%)
Santander Holdings USA, Inc.
	3.500%, 06/07/24		5,000	4,955,150
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.0%)
	African Development Bank
	4.750%, 03/06/24	AUD	12,000	7,873,271
	Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	3,995,190
	European Investment Bank
	4.750%, 08/07/24	AUD	1,000	656,967
	Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	657,132
	International Finance Corp.
	1.450%, 07/22/24	AUD	4,000	2,587,638
Nordic Investment Bank
	4.750%, 02/28/24	AUD	13,500	8,857,754
	0.375%, 09/20/24		7,550	7,325,671
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			31,953,623
SWEDEN — (1.5%)
Skandinaviska Enskilda Banken AB
#Ω	0.650%, 09/09/24		16,636	16,163,039

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
SWITZERLAND — (0.1%)
UBS AG
Ω	1.375%, 01/13/25	1,000	963,869
UNITED KINGDOM — (2.5%)
BAT Capital Corp.
	3.222%, 08/15/24	6,205	$6,124,626
LSEGA Financing PLC
#Ω	0.650%, 04/06/24	3,000	2,972,896
NatWest Markets PLC
Ω	0.800%, 08/12/24	10,100	9,853,391
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24	8,458	8,365,328
TOTAL UNITED KINGDOM			27,316,241
UNITED STATES — (24.5%)
Aetna, Inc.
	3.500%, 11/15/24	1,200	1,182,788
Affiliated Managers Group, Inc.
	4.250%, 02/15/24	792	791,508
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25	1,200	1,182,238
American Express Co., Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.121%, 02/13/26	376	375,956
American Honda Finance Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.142%, 10/03/25	2,230	2,238,875
American Tower Corp.
	3.375%, 05/15/24	1,900	1,887,585
Ameriprise Financial, Inc.
	3.000%, 04/02/25	3,960	3,870,690
Arizona Public Service Co.
	3.350%, 06/15/24	4,328	4,285,318
Arrow Electronics, Inc.
	3.250%, 09/08/24	1,500	1,476,564
Becton Dickinson & Co.
	3.363%, 06/06/24	1,700	1,686,193
Boston Scientific Corp.
	3.450%, 03/01/24	1,794	1,791,136
Campbell Soup Co.
	3.300%, 03/19/25	6,287	6,150,397
Capital One Financial Corp.
	3.300%, 10/30/24	1,486	1,462,123
	3.200%, 02/05/25	4,900	4,799,328
Cardinal Health, Inc.
	3.079%, 06/15/24	8,150	8,069,465
Charles Schwab Corp.
#	0.750%, 03/18/24	5,835	5,799,925
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Charles Schwab Corp., Floating Rate Note,
(r)	SOFR + 0.500%, FRN, 5.854%, 03/18/24	2,573	$2,572,513
(r)	SOFR + 0.520%, FRN, 5.881%, 05/13/26	2,000	1,985,302
	Cigna Group
	3.500%, 06/15/24	9,973	9,895,824
	CNA Financial Corp.
	3.950%, 05/15/24	2,000	1,989,565
	Conagra Brands, Inc.
	4.300%, 05/01/24	465	463,141
	Constellation Energy Generation LLC
	3.250%, 06/01/25	8,600	8,369,797
	Continental Resources, Inc.
	3.800%, 06/01/24	587	582,693
	Devon Energy Corp.
	5.250%, 09/15/24	400	399,209
	Discover Financial Services
	3.950%, 11/06/24	2,496	2,465,374
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	6,327	6,182,350
Edison International
	3.550%, 11/15/24	3,000	2,951,093
	4.950%, 04/15/25	6,120	6,081,858
Elevance Health, Inc.
	3.500%, 08/15/24	2,300	2,274,617
	2.375%, 01/15/25	8,700	8,469,593
	Energy Transfer LP
	4.050%, 03/15/25	344	339,391
	Equifax, Inc.
	2.600%, 12/01/24	1,700	1,661,575
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	600	594,988
	Fiserv, Inc.
	2.750%, 07/01/24	5,000	4,940,647
	Flex Ltd.
	4.750%, 06/15/25	600	594,242
	General Electric Co., Floating Rate Note, TSFR3M + 0.642%, FRN
(r)	6.034%, 05/05/26	4,714	4,699,576
General Motors Financial Co., Inc.
	1.050%, 03/08/24	650	647,024
	3.950%, 04/13/24	600	597,323
	1.200%, 10/15/24	2,000	1,940,923
	GlaxoSmithKline Capital PLC
	3.000%, 06/01/24	4,361	4,324,564
	Global Payments, Inc.
	2.650%, 02/15/25	2,600	2,522,938
	Goldman Sachs Group, Inc.
	3.500%, 01/23/25	5,000	4,919,385

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	8,450	$8,389,954
	Host Hotels & Resorts LP
	3.875%, 04/01/24	1,700	1,694,730
International Business Machines Corp.
	3.625%, 02/12/24	1,750	1,749,005
	3.000%, 05/15/24	6,600	6,553,290
	Kimco Realty OP LLC
	2.700%, 03/01/24	1,000	997,577
	Laboratory Corp. of America Holdings
	3.600%, 02/01/25	363	356,830
	Lazard Group LLC
	3.750%, 02/13/25	3,085	3,030,180
	Lennar Corp.
	4.500%, 04/30/24	5,000	4,983,027
	LyondellBasell Industries NV
	5.750%, 04/15/24	570	570,052
	Marathon Petroleum Corp.
	3.625%, 09/15/24	5,500	5,431,343
	Morgan Stanley
	3.875%, 04/29/24	7,253	7,222,357
	MPLX LP
	4.875%, 12/01/24	2,150	2,141,502
	National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24	5,683	5,677,591
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	6,250	6,168,894
Oracle Corp.
	2.950%, 11/15/24	6,300	6,178,459
	2.500%, 04/01/25	820	795,457
	Philip Morris International, Inc.
	2.875%, 05/01/24	10,000	9,931,186
	Realty Income Corp.
	3.875%, 07/15/24	8,657	8,587,682
	RTX Corp.
	3.200%, 03/15/24	4,040	4,025,560
	Ryder System, Inc.
#	3.650%, 03/18/24	8,033	8,013,693
	Simon Property Group LP
	2.000%, 09/13/24	7,937	7,773,379
	Truist Financial Corp.
	2.500%, 08/01/24	280	275,819
	UnitedHealth Group, Inc.
	3.500%, 02/15/24	12,000	11,989,353
Ventas Realty LP
	2.650%, 01/15/25	1,000	973,687
	3.500%, 02/01/25	9,600	9,408,105
	Wells Fargo & Co.
#	3.300%, 09/09/24	5,000	4,936,461
	Williams Cos., Inc.
	3.900%, 01/15/25	2,843	2,805,940
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	2,600	$2,553,339
TOTAL UNITED STATES			262,730,046
TOTAL BONDS			643,049,541
U.S. TREASURY OBLIGATIONS — (38.3%)
U.S. Treasury Bills
∞	5.548%, 05/02/24	14,000	13,844,218
∞	5.343%, 06/04/24	38,000	37,436,737
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.464%, 04/30/25	63,000	62,985,432
(r)	3M USTMMR + 0.125%, FRN, 5.420%, 07/31/25	83,000	82,909,799
(r)	3M USTMMR + 0.170%, FRN, 5.465%, 10/31/25	156,000	155,912,852
(r)	3M USTMMR + 0.245%, FRN, 5.540%, 01/31/26	57,000	57,030,954
TOTAL U.S. TREASURY OBLIGATIONS			410,119,992
COMMERCIAL PAPER — (1.3%)
ITALY — (0.6%)
Intesa Sanpaolo Funding LLC
	5.754%, 05/08/24	6,000	5,906,242
UNITED STATES — (0.7%)
Bayer Corp.
Ω	5.661%, 07/08/24	3,000	2,926,329
Dominion Energy, Inc.
Ω	5.716%, 03/12/24	5,000	4,968,483
TOTAL UNITED STATES			7,894,812
TOTAL COMMERCIAL PAPER (Cost $13,806,759)			13,801,054
TOTAL INVESTMENT SECURITIES (Cost $1,084,562,808)			1,066,970,587

		Shares
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	338,379	3,914,364
TOTAL INVESTMENTS — (100.0%)
(Cost $1,088,477,171)^^			$1,070,884,951

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
As of January 31, 2024, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	47,871,578	AUD	71,543,261	Societe Generale	02/09/24	$925,031
USD	7,548,314	CAD	10,082,799	Citibank, N.A.	02/12/24	47,680
Total Appreciation						$972,711
AUD	1,522,561	USD	1,019,589	Citibank, N.A.	02/09/24	$(20,487)
NZD	5,979,490	USD	3,666,115	Citibank, N.A.	02/20/24	(11,043)
USD	28,533,971	NZD	46,736,525	State Street Bank and Trust	02/20/24	(34,578)
Total (Depreciation)						$(66,108)
Total Appreciation (Depreciation)						$906,603
As of January 31, 2024, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	210	05/14/24	$4,746,137	$4,814,250	$68,113
CBOT Soybean Futures	80	05/14/24	4,833,511	4,931,000	97,489
CBOT Soybean Meal Futures	82	05/14/24	2,940,503	2,985,620	45,117
CBOT Soybean Oil Futures	100	05/14/24	2,742,765	2,792,400	49,635
CBOT Wheat Futures	78	05/14/24	2,345,153	2,360,475	15,322
CME Lean Hogs Futures	54	04/12/24	1,639,703	1,832,220	192,517
CME Live Cattle Futures	43	04/30/24	2,981,043	3,108,040	126,997
COMEX Copper Futures	48	05/29/24	4,705,789	4,717,200	11,411
COMEX Gold 100 Troy Oz. Futures	60	04/26/24	12,516,300	12,404,400	(111,900)
COMEX Silver Futures	33	05/29/24	3,860,939	3,859,680	(1,259)
Gas Oil	32	05/10/24	2,526,979	2,545,600	18,621
Ice Brent Crude Oil Futures	83	03/28/24	6,387,875	6,662,410	274,535
KCBT Hard Red Winter Wheat Futures	49	05/14/24	1,510,637	1,519,612	8,975
LME Lead Futures	32	03/18/24	1,685,357	1,751,456	66,099
LME Lead Futures	14	05/13/24	782,051	758,237	(23,814)
LME Nickel Futures	23	05/13/24	2,248,952	2,252,298	3,346
LME Nickel Futures	40	03/18/24	4,015,500	3,876,480	(139,020)
LME Primary Aluminum Futures	135	03/18/24	7,585,241	7,644,105	58,864
LME Primary Aluminum Futures	62	05/13/24	3,533,505	3,548,121	14,616
LME Zinc Futures	33	05/13/24	2,085,130	2,088,364	3,234
LME Zinc Futures	74	03/18/24	4,693,005	4,660,797	(32,208)
Nybot Csc ’c’ Coffee Futures	37	05/20/24	2,602,806	2,649,431	46,625
Nybot Csc No. 11 World Sugar Futures	101	04/30/24	2,585,122	2,630,040	44,918
NYBOT CTN No. 2 Cotton Futures	33	05/08/24	1,407,592	1,425,765	18,173
NYMEX Henry Hub Natural Gas Futures	260	04/26/24	5,805,547	5,743,400	(62,147)
NYMEX Light Sweet Crude Oil Futures	85	04/22/24	6,569,124	6,422,600	(146,524)
NYMEX NY Harbor ULSD Futures	17	04/30/24	1,879,515	1,890,529	11,014
NYMEX Reformulated Gasoline Blend Futures	21	04/30/24	2,196,103	2,174,042	(22,061)
Total			$103,411,884	$104,048,572	$636,688
Short Position contracts:
LME Lead Futures	(32)	03/18/24	(1,722,325)	(1,751,456)	(29,131)
LME Nickel Futures	(40)	03/18/24	(3,919,092)	(3,876,480)	42,612
LME Primary Aluminum Futures	(135)	03/18/24	(7,522,346)	(7,644,105)	(121,759)
LME Zinc Futures	(74)	03/18/24	(4,624,447)	(4,660,798)	(36,351)
Total			$(17,788,210)	$(17,932,839)	$(144,629)
Total Futures Contracts			$85,623,674	$86,115,733	$492,059

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
As of January 31, 2024, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	124,581,918	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	02/27/24	—	—	$(244,706)	$(244,706)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	206,352,146	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	02/27/24	—	—	(271,166)	(271,166)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	241,422,598	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	03/26/24	—	—	1,255	1,255
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	50,000,000	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	03/26/24	—	—	284,005	284,005
Citi Custom CIVICS H Total Return Index (5)	Citibank, N.A.	USD	45,297,946	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	03/26/24	—	—	(25,970)	(25,970)
UBS UBSIB190 Custom Strategy (6)	UBS AG	USD	389,191,949	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	04/26/24	—	—	2,210,507	2,210,507
Total						—	—	$1,953,925	$1,953,925
*
Portfolio receives the price appreciation of the reference entity at maturity.
***
Payments received (paid) by the Fund are exchanged at maturity.
(1) The following table represents the individual positions within the Total Return Swap as of January 31, 2024:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.25%	$ 4,045,831
CBOT Corn Futures	5.59%	6,966,204
NYMEX Light Sweet Crude Oil Futures	7.47%	9,311,170
ICE Brent Crude Oil Futures	7.73%	9,623,929
NYBOT CTN No. 2 Cotton Futures	1.68%	2,091,973
COMEX Gold 100 Troy Oz. Futures	14.36%	17,889,310
COMEX Copper Futures	5.43%	6,764,834
NYMEX NY Harbor ULSD Futures	2.20%	2,745,488
NYBOT CSC 'C' Coffee Futures	3.08%	3,840,926
KCBT Hard Red Winter Wheat Futures	1.78%	2,220,976
LME Primary Aluminum Futures	4.12%	5,129,269
CME Live Cattle Futures	3.64%	4,538,188
CME Lean Hogs Futures	2.14%	2,670,935
LME Lead Futures	0.90%	1,116,093
LME Nickel Futures	2.56%	3,192,125

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
LME Zinc Futures	2.44%	3,042,695
NYMEX Henry Hub Natural Gas Futures	6.68%	8,319,245
ICE Gasoil Futures	2.92%	3,636,714
CBOT Soybean Futures	5.75%	7,166,057
NYBOT CSC No. 11 World Sugar Futures	3.07%	3,822,973
COMEX Silver Futures	4.46%	5,553,312
CBOT Soybean Meal Futures	3.46%	4,313,958
CBOT Wheat Futures	2.75%	3,423,609
NYMEX Reformulated Gasoline Blend Futures	2.54%	3,156,104
Total Notional Amount		$ 124,581,918
(2) The following table represents the individual positions within the Total Return Swap as of January 31, 2024:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.19%	$ 6,574,249
CBOT Corn Futures	4.34%	8,948,497
NYMEX Light Sweet Crude Oil Futures	7.42%	15,315,167
ICE Brent Crude Oil Futures	7.62%	15,723,148
NYBOT CTN No. 2 Cotton Futures	1.64%	3,389,351
COMEX Gold 100 Troy Oz. Futures	14.22%	29,346,736
COMEX Copper Futures	5.35%	11,038,337
NYMEX NY Harbor ULSD Futures	2.73%	5,631,746
NYBOT CSC 'C' Coffee Futures	3.73%	7,694,799
KCBT Hard Red Winter Wheat Futures	1.74%	3,596,234
LME Primary Aluminum Futures	3.23%	6,656,418
CME Live Cattle Futures	4.36%	8,991,664
CME Lean Hogs Futures	2.49%	5,136,136
LME Lead Futures	0.90%	1,859,145
LME Nickel Futures	2.01%	4,151,133
LME Zinc Futures	2.42%	4,986,154
NYMEX Henry Hub Natural Gas Futures	7.72%	15,939,278
ICE Gasoil Futures	3.61%	7,458,769
CBOT Soybean Futures	5.67%	11,699,365
NYBOT CSC No. 11 World Sugar Futures	3.78%	7,805,056
COMEX Silver Futures	3.50%	7,218,148
CBOT Soybean Meal Futures	3.43%	7,084,345
CBOT Wheat Futures	2.14%	4,419,040
NYMEX Reformulated Gasoline Blend Futures	2.76%	5,689,231
Total Notional Amount		$ 206,352,146
(3) The following table represents the individual positions within the Total Return Swap as of January 31, 2024:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.19%	$ 7,691,571
CBOT Corn Futures	4.34%	10,469,333
NYMEX Light Sweet Crude Oil Futures	7.42%	17,918,046
ICE Brent Crude Oil Futures	7.62%	18,395,365
NYBOT CTN No. 2 Cotton Futures	1.64%	3,965,387
COMEX Gold 100 Troy Oz. Futures	14.22%	34,334,345
COMEX Copper Futures	5.35%	12,914,351
NYMEX NY Harbor ULSD Futures	2.73%	6,588,885
NYBOT CSC 'C' Coffee Futures	3.73%	9,002,564

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
KCBT Hard Red Winter Wheat Futures	1.74%	4,207,430
LME Primary Aluminum Futures	3.23%	7,787,705
CME Live Cattle Futures	4.36%	10,519,836
CME Lean Hogs Futures	2.49%	6,009,045
LME Lead Futures	0.90%	2,175,115
LME Nickel Futures	2.01%	4,856,636
LME Zinc Futures	2.42%	5,833,573
NYMEX Henry Hub Natural Gas Futures	7.72%	18,648,229
ICE Gasoil Futures	3.61%	8,726,419
CBOT Soybean Futures	5.67%	13,687,723
NYBOT CSC No. 11 World Sugar Futures	3.78%	9,131,559
COMEX Silver Futures	3.50%	8,444,904
CBOT Soybean Meal Futures	3.43%	8,288,361
CBOT Wheat Futures	2.14%	5,170,075
NYMEX Reformulated Gasoline Blend Futures	2.76%	6,656,141
Total Notional Amount		$ 241,422,598
(4) The following table represents the individual positions within the Total Return Swap as of January 31, 2024:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.25%	$ 1,623,763
CBOT Corn Futures	5.59%	2,795,833
NYMEX Light Sweet Crude Oil Futures	7.47%	3,736,967
ICE Brent Crude Oil Futures	7.73%	3,862,492
NYBOT CTN No. 2 Cotton Futures	1.68%	839,597
COMEX Gold 100 Troy Oz. Futures	14.36%	7,179,739
COMEX Copper Futures	5.43%	2,715,014
NYMEX NY Harbor ULSD Futures	2.20%	1,101,880
NYBOT CSC 'C' Coffee Futures	3.08%	1,541,526
KCBT Hard Red Winter Wheat Futures	1.78%	891,372
LME Primary Aluminum Futures	4.12%	2,058,593
CME Live Cattle Futures	3.64%	1,821,367
CME Lean Hogs Futures	2.14%	1,071,959
LME Lead Futures	0.90%	447,935
LME Nickel Futures	2.56%	1,281,135
LME Zinc Futures	2.44%	1,221,162
NYMEX Henry Hub Natural Gas Futures	6.68%	3,338,866
ICE Gasoil Futures	2.92%	1,459,567
CBOT Soybean Futures	5.75%	2,876,042
NYBOT CSC No. 11 World Sugar Futures	3.07%	1,534,321
COMEX Silver Futures	4.46%	2,228,779
CBOT Soybean Meal Futures	3.46%	1,731,374
CBOT Wheat Futures	2.75%	1,374,039
NYMEX Reformulated Gasoline Blend Futures	2.54%	1,266,678
Total Notional Amount		$ 50,000,000
(5) The following table represents the individual positions within the Total Return Swap as of January 31, 2024:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.25%	$ 1,471,063
CBOT Corn Futures	5.59%	2,532,909
NYMEX Light Sweet Crude Oil Futures	7.47%	3,385,539

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	7.73%	3,499,258
NYBOT CTN No. 2 Cotton Futures	1.68%	760,641
COMEX Gold 100 Troy Oz. Futures	14.36%	6,504,547
COMEX Copper Futures	5.43%	2,459,692
NYMEX NY Harbor ULSD Futures	2.20%	998,258
NYBOT CSC 'C' Coffee Futures	3.08%	1,396,560
KCBT Hard Red Winter Wheat Futures	1.78%	807,546
LME Primary Aluminum Futures	4.12%	1,865,000
CME Live Cattle Futures	3.64%	1,650,084
CME Lean Hogs Futures	2.14%	971,151
LME Lead Futures	0.90%	405,811
LME Nickel Futures	2.56%	1,160,656
LME Zinc Futures	2.44%	1,106,323
NYMEX Henry Hub Natural Gas Futures	6.68%	3,024,875
ICE Gasoil Futures	2.92%	1,322,308
CBOT Soybean Futures	5.75%	2,605,576
NYBOT CSC No. 11 World Sugar Futures	3.07%	1,390,032
COMEX Silver Futures	4.46%	2,019,182
CBOT Soybean Meal Futures	3.46%	1,568,554
CBOT Wheat Futures	2.75%	1,244,823
NYMEX Reformulated Gasoline Blend Futures	2.54%	1,147,558
Total Notional Amount		$ 45,297,946
(6) The following table represents the individual positions within the Total Return Swap as of January 31, 2024:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.25%	12,639,113
CBOT Corn Futures	5.59%	21,762,310
NYMEX Light Sweet Crude Oil Futures	7.47%	29,087,951
ICE Brent Crude Oil Futures	7.73%	30,065,006
NYBOT CTN No. 2 Cotton Futures	1.68%	6,535,291
COMEX Gold 100 Troy Oz. Futures	14.36%	55,885,925
COMEX Copper Futures	5.43%	21,133,235
NYMEX NY Harbor ULSD Futures	2.20%	8,576,860
NYBOT CSC 'C' Coffee Futures	3.08%	11,998,993
KCBT Hard Red Winter Wheat Futures	1.78%	6,938,294
LME Primary Aluminum Futures	4.12%	16,023,755
CME Live Cattle Futures	3.64%	14,177,227
CME Lean Hogs Futures	2.14%	8,343,957
LME Lead Futures	0.90%	3,486,656
LME Nickel Futures	2.56%	9,972,149
LME Zinc Futures	2.44%	9,505,331
NYMEX Henry Hub Natural Gas Futures	6.68%	25,989,192
ICE Gasoil Futures	2.92%	11,361,036
CBOT Soybean Futures	5.75%	22,386,650
NYBOT CSC No. 11 World Sugar Futures	3.07%	11,942,907
COMEX Silver Futures	4.46%	17,348,458
CBOT Soybean Meal Futures	3.46%	13,476,736
CBOT Wheat Futures	2.75%	10,695,299
NYMEX Reformulated Gasoline Blend Futures	2.54%	9,859,618
Total Notional Amount		389,191,949

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$22,363,102	—	$22,363,102
Canada	—	77,123,725	—	77,123,725
France	—	50,443,708	—	50,443,708
Germany	—	44,606,484	—	44,606,484
Ireland	—	5,352,517	—	5,352,517
Italy	—	7,898,400	—	7,898,400
Japan	—	54,452,299	—	54,452,299
Netherlands	—	11,827,657	—	11,827,657
New Zealand	—	24,899,681	—	24,899,681
Spain	—	4,955,150	—	4,955,150
Supranational Organization Obligations	—	31,953,623	—	31,953,623
Sweden	—	16,163,039	—	16,163,039
Switzerland	—	963,869	—	963,869
United Kingdom	—	27,316,241	—	27,316,241
United States	—	262,730,046	—	262,730,046
U.S. Treasury Obligations	—	410,119,992	—	410,119,992
Commercial Paper	—	13,801,054	—	13,801,054
Securities Lending Collateral	—	3,914,364	—	3,914,364
Forward Currency Contracts**	—	906,603	—	906,603
Futures Contracts**	$492,059	—	—	492,059
Swap Agreements**	—	1,953,925	—	1,953,925
TOTAL	$492,059	$1,073,745,479	—	$1,074,237,538
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (23.6%)
Agence Francaise de Developpement EPIC
	3.125%, 06/30/24	97,200	$96,291,212
Amazon.com, Inc.
#	2.730%, 04/13/24	57,205	56,875,332
	0.450%, 05/12/24	6,490	6,400,917
Asian Development Bank
#	1.625%, 03/15/24	88,600	88,198,017
Australia & New Zealand Banking Group Ltd., SOFR + 0.640%, FRN
#(r)	5.978%, 10/03/25	3,766	3,774,531
Australia & New Zealand Banking Group Ltd., SOFR + 0.750%, FRN
(r)	6.088%, 07/03/25	3,000	3,009,345
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
#(r)Ω	6.088%, 07/03/25	19,780	19,841,614
Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24	5,795	5,777,632
	0.375%, 05/27/24	45,880	45,143,083
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
#(r)Ω	5.756%, 05/19/25	41,250	41,292,177
(r)	5.756%, 05/19/25	13,200	13,213,497
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)	5.976%, 09/12/25	5,600	5,605,511
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.722%, 07/07/25	32,971	32,898,825
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
(r)Ω	5.976%, 09/12/25	60,406	60,465,441
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.085%, 03/14/25	6,500	6,521,209
(r)	6.094%, 03/14/25	16,247	16,300,014
		Face Amount	Value†
		(000)
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
(r)	6.019%, 07/18/25	31,807	$31,874,453
CPPIB Capital, Inc.
Ω	3.000%, 06/13/24	17,344	17,181,567
DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)	5.956%, 09/12/25	794	794,565
Erste Abwicklungsanstalt
	0.250%, 03/01/24	4,000	3,983,392
Export Development Canada
	2.625%, 02/21/24	11,175	11,157,600
	0.496%, 04/08/24	11,400	11,294,424
FMS Wertmanagement
	0.375%, 05/06/24	13,800	13,620,590
Inter-American Development Bank
#	3.000%, 02/21/24	13,917	13,897,779
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r)	5.614%, 03/22/24	75,000	75,007,504
Kommunalbanken AS
	2.750%, 02/05/24	33,400	33,392,343
Kommuninvest I Sverige AB
	0.375%, 02/16/24	12,600	12,573,661
Ω	0.375%, 02/16/24	33,000	32,930,731
	1.375%, 05/08/24	11,750	11,621,730
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24	11,662	11,601,713
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	55,500	55,420,060
National Australia Bank Ltd.
#	5.132%, 11/22/24	14,475	14,482,841
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	5.970%, 12/10/25	21,160	21,216,772
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.380%, FRN
(r)Ω	5.700%, 01/12/25	2,900	2,899,333
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω	6.118%, 05/13/25	11,110	11,143,093
Nordea Bank Abp
#Ω	0.625%, 05/24/24	17,000	16,748,705
OMERS Finance Trust
	2.500%, 05/02/24	10,000	9,924,790

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Province of Quebec
	2.500%, 04/09/24	15,715	$15,628,076
Roche Holdings, Inc.
#Ω	1.882%, 03/08/24	83,000	82,726,877
Svensk Exportkredit AB
	0.375%, 03/11/24	6,000	5,966,640
Svenska Handelsbanken AB
#Ω	0.550%, 06/11/24	12,750	12,528,448
Westpac Banking Corp.
	3.300%, 02/26/24	14,350	14,328,143
	5.350%, 10/18/24	88,450	88,540,041
Westpac Banking Corp., SOFR + 0.720%, FRN
#(r)	6.076%, 11/17/25	25,000	25,073,328
TOTAL BONDS			1,159,167,556
U.S. TREASURY OBLIGATIONS — (31.6%)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r)	5.420%, 07/31/25	474,000	473,484,876
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r)	5.464%, 04/30/25	244,000	243,943,577
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.170%, FRN
(r)	5.465%, 10/31/25	446,500	446,250,567
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r)	5.495%, 01/31/25	352,500	352,597,223
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.245%, FRN
(r)	5.540%, 01/31/26	30,000	30,016,292
TOTAL U.S. TREASURY OBLIGATIONS			1,546,292,535

COMMERCIAL PAPER — (43.1%)
Australia & New Zealand Banking Group Ltd.
Ω	5.863%, 02/20/24	49,000	48,854,874
Ω	5.873%, 02/20/24	16,500	16,451,131
Bank of Montreal
	5.580%, 02/07/24	25,000	24,974,236
	5.610%, 02/12/24	50,000	49,911,635
BNG Bank NV
Ω	5.548%, 03/08/24	7,200	7,160,440
Ω	5.551%, 03/08/24	13,900	13,823,626
Caisse d'Amortissement de la Dette Sociale
Ω	5.613%, 04/16/24	77,000	76,117,540
		Face Amount	Value†
		(000)
Caisse des Depots et Consignations
Ω	5.720%, 03/12/24	50,000	$49,695,499
Ω	5.455%, 03/21/24	75,000	74,438,889
Ω	5.454%, 04/12/24	10,000	9,891,680
Canadian Imperial Bank of Commerce
Ω	5.651%, 06/05/24	20,000	19,628,090
CDP Financial, Inc.
Ω	5.550%, 03/11/24	10,000	9,940,593
Ω	5.745%, 03/27/24	30,000	29,746,569
Cisco Systems, Inc.
Ω	5.464%, 04/15/24	28,775	28,451,166
Ω	5.431%, 05/21/24	10,000	9,834,960
Cooperatieve Rabobank UA
	5.540%, 02/15/24	15,000	14,966,988
DBS Bank Ltd.
Ω	5.467%, 04/24/24	50,000	49,366,033
Ω	5.457%, 04/26/24	50,000	49,351,497
Ω	5.471%, 04/30/24	25,000	24,661,250
DNB Bank ASA
Ω	5.596%, 05/28/24	20,000	19,658,359
Ω	5.430%, 04/25/24	50,000	49,378,949
Ω	5.429%, 04/30/24	45,000	44,373,000
Erste Abwicklungsanstalt
Ω	5.424%, 03/07/24	10,000	9,946,360
Ω	5.429%, 03/07/24	15,000	14,919,540
Ω	5.437%, 04/04/24	25,000	24,752,030
Ω	5.441%, 04/22/24	55,000	54,318,322
Export Development Canada
	5.400%, 03/04/24	30,000	29,854,112
FMS Wertmanagement
Ω	5.520%, 02/08/24	2,500	2,497,070
Hydro-Quebec
Ω	5.441%, 02/20/24	50,000	49,852,764
Ω	5.455%, 03/13/24	5,000	4,969,002
Kreditanstalt fuer Wiederaufbau
Ω	5.729%, 03/12/24	9,000	8,946,095
Ω	5.737%, 04/05/24	45,650	45,217,963
Ω	0.017%, 04/22/24	27,750	27,418,325
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.460%, 02/06/24	14,000	13,987,613
Ω	5.520%, 03/18/24	40,000	39,721,882
Ω	5.785%, 05/20/24	25,500	25,089,639
Ω	5.774%, 05/22/24	33,900	33,345,105
Ω	5.788%, 05/23/24	15,500	15,244,151
National Australia Bank Ltd.
Ω	5.569%, 03/05/24	53,000	52,733,371
National Securities Clearing Corp.
Ω	5.460%, 02/01/24	53,990	53,982,047
Ω	5.739%, 04/22/24	26,000	25,681,424
Ω	0.017%, 04/30/24	12,000	11,839,500
Ω	0.019%, 05/10/24	40,000	39,408,296

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Nederlandse Waterschapsbank NV
Ω	5.562%, 04/02/24	25,000	$24,767,816
Ω	5.561%, 04/02/24	67,150	66,526,353
Ω	5.569%, 04/02/24	20,000	19,814,253
NRW Bank
Ω	5.777%, 03/06/24	50,000	49,743,819
Ω	5.550%, 03/07/24	50,000	49,736,500
Ω	5.753%, 03/18/24	32,500	32,276,391
Oesterreichische Kontrollbank AG
	5.650%, 02/12/24	73,500	73,369,553
	5.736%, 04/05/24	24,500	24,261,051
	5.715%, 04/05/24	14,000	13,863,458
Province Of Alberta
Ω	5.677%, 02/26/24	50,000	49,808,314
Ω	5.411%, 04/25/24	50,000	49,372,928
PSP Capital, Inc.
Ω	5.692%, 02/15/24	50,000	49,889,854
Ω	5.761%, 04/02/24	14,000	13,869,318
Ω	5.680%, 04/15/24	14,000	13,843,813
Quebec Govt
Ω	5.448%, 03/18/24	60,000	59,585,956
Ω	5.449%, 03/26/24	10,000	9,919,206
Royal Bank of Canada
	5.530%, 02/20/24	25,000	24,925,956
Ω	5.520%, 02/08/24	15,000	14,982,264
	5.820%, 03/06/24	25,000	24,870,127
Sanofi SA
Ω	5.440%, 03/15/24	50,000	49,674,603
		Face Amount	Value†
		(000)
Ω	5.428%, 03/19/24	40,000	$39,716,160
Toronto-Dominion Bank
Ω	5.571%, 03/12/24	18,400	18,288,701
United Overseas Bank Ltd.
Ω	5.600%, 02/27/24	10,000	9,959,895
Ω	5.655%, 03/11/24	18,000	17,892,867
Westpac Banking Corp.
Ω	5.414%, 02/20/24	5,000	4,985,407
TOTAL COMMERCIAL PAPER (Cost $2,110,497,600)			2,110,346,178
TOTAL INVESTMENT SECURITIES (Cost $4,818,106,701)			4,815,806,269

		Shares
TEMPORARY CASH INVESTMENTS — (1.1%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	51,426,471	51,426,471
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	2,619,392	30,301,124
TOTAL INVESTMENTS — (100.0%)
(Cost $4,899,834,296)^^			$4,897,533,864
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$1,159,167,556	—	$1,159,167,556
U.S. Treasury Obligations	—	1,546,292,535	—	1,546,292,535
Commercial Paper	—	2,110,346,178	—	2,110,346,178
Temporary Cash Investments	$51,426,471	—	—	51,426,471
Securities Lending Collateral	—	30,301,124	—	30,301,124
TOTAL	$51,426,471	$4,846,107,393	—	$4,897,533,864

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (41.9%)
AUSTRALIA — (7.2%)
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)Ω	SOFR + 0.750%, FRN, 6.088%, 07/03/25		19,780	$19,841,614
(r)	3M Swap + 0.920%, FRN, 5.267%, 11/04/25	AUD	10,000	6,594,628
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	7,000	4,570,051
(r)Ω	SOFR + 0.630%, FRN, 5.976%, 09/12/25		33,540	33,573,005
Commonwealth Bank of Australia, Floating Rate Note,
(r)Ω	SOFR + 0.740%, FRN, 6.085%, 03/14/25		4,000	4,013,052
(r)	SOFR + 0.740%, FRN, 6.094%, 03/14/25		11,861	11,899,702
(r)Ω	SOFR + 0.400%, FRN, 5.722%, 07/07/25		23,933	23,880,609
(r)	3M Swap + 0.800%, FRN, 5.183%, 08/18/25	AUD	1,500	987,347
(r)	3M Swap + 0.900%, FRN, 5.250%, 01/13/26	AUD	3,500	2,306,508
National Australia Bank Ltd.
	0.250%, 05/20/24	EUR	992	1,059,949
#(r)Ω	SOFR + 0.650%, FRN, 5.970%, 12/10/25		6,368	6,385,085
(r)	3M Swap + 0.410%, FRN, 4.789%, 08/24/26	AUD	4,000	2,603,314
National Australia Bank Ltd., Floating Rate Note,
(r)	3M Swap + 1.040%, FRN, 5.418%, 02/26/24	AUD	7,000	4,594,472
(r)Ω	SOFR + 0.380%, FRN, 5.700%, 01/12/25		11,248	11,245,413
(r)	3M Swap + 0.770%, FRN, 5.116%, 01/21/25	AUD	14,900	9,803,011
(r)Ω	SOFR + 0.760%, FRN, 6.118%, 05/13/25		11,110	11,143,093
(r)	3M Swap + 0.920%, FRN, 5.298%, 11/25/25	AUD	23,500	15,497,060
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.780%, FRN, 5.199%, 05/12/26	AUD	13,750	$9,034,220
	New South Wales Treasury Corp.
	5.000%, 08/20/24	AUD	8,000	5,269,663
	Queensland Treasury Corp.
	5.750%, 07/22/24	AUD	50,300	33,223,670
	Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	33,700	22,354,867
	Western Australian Treasury Corp.
	2.500%, 07/23/24	AUD	7,200	4,685,547
Westpac Banking Corp.
	2.700%, 03/17/25	AUD	4,200	2,698,917
	3.900%, 08/11/25	AUD	10,000	6,496,666
(r)	SOFR + 0.720%, FRN, 6.076%, 11/17/25		25,000	25,073,328
Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.690%, FRN, 5.053%, 03/17/25	AUD	19,300	12,685,013
(r)	3M Swap + 0.800%, FRN, 5.219%, 08/11/25	AUD	33,500	22,045,221
(r)	SOFR + 1.000%, FRN, 6.359%, 08/26/25		4,500	4,530,510
(r)	3M Swap + 0.750%, FRN, 5.138%, 02/16/26	AUD	13,500	8,870,232
	TOTAL AUSTRALIA			326,965,767
BELGIUM — (0.7%)
Dexia SA
	0.625%, 02/03/24	EUR	9,000	9,724,434
Δ	0.000%, 05/29/24	EUR	16,800	17,932,375
	Euroclear Bank SA
	1.250%, 09/30/24	GBP	2,000	2,467,941
	TOTAL BELGIUM			30,124,750
CANADA — (7.0%)
	Bank of Nova Scotia
	2.290%, 06/28/24	CAD	10,000	7,354,532
	Canada Government Bonds
	1.500%, 05/01/24	CAD	43,000	31,708,282
	Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	5,000	3,688,348
	CDP Financial, Inc.
	3.150%, 07/24/24		23,431	23,184,125
CDP Financial, Inc.

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
(r)Ω	SOFR + 0.400%, FRN, 5.756%, 05/19/25		46,225	$46,272,264
CPPIB Capital, Inc.
Ω	3.000%, 06/13/24		16,481	16,326,650
Export Development Canada
	2.625%, 02/21/24		13,000	12,979,759
	0.496%, 04/08/24		3,400	3,368,512
OMERS Finance Trust
	2.500%, 05/02/24		10,000	9,924,790
Province of Ontario
	3.200%, 05/16/24		7,200	7,152,838
	3.500%, 06/02/24	CAD	4,500	3,329,053
	4.250%, 08/22/24	AUD	3,200	2,094,946
Province of Quebec
	2.250%, 02/22/24	CAD	15,000	11,138,458
	4.200%, 03/10/25	AUD	40,915	26,761,301
PSP Capital, Inc.
	3.290%, 04/04/24	CAD	15,000	11,122,392
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	119,000	88,307,568
	3.226%, 07/24/24	CAD	15,000	11,058,797
TOTAL CANADA				315,772,615
DENMARK — (0.5%)
Kommunekredit
	0.250%, 02/16/24	EUR	9,000	9,712,199
	2.000%, 06/25/24	GBP	2,700	3,376,722
	0.750%, 08/15/24	GBP	7,732	9,569,239
TOTAL DENMARK				22,658,160
FINLAND — (0.3%)
Kuntarahoitus OYJ
	0.125%, 03/07/24	EUR	9,400	10,123,738
	5.000%, 03/20/24	AUD	6,000	3,937,458
TOTAL FINLAND				14,061,196
FRANCE — (0.9%)
Agence Francaise de Developpement EPIC
	3.125%, 06/30/24		6,200	6,142,032
BNP Paribas SA
	2.375%, 05/20/24	EUR	2,000	2,150,520
Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24		18,287	18,232,191
	0.375%, 05/27/24		5,720	5,628,126
SFIL SA
Δ	0.000%, 05/24/24	EUR	2,000	2,133,657
Unedic Asseo
	2.375%, 05/25/24	EUR	4,000	4,300,037
TOTAL FRANCE				38,586,563
GERMANY — (3.7%)
Erste Abwicklungsanstalt
	0.250%, 03/01/24		30,400	30,273,779
		Face Amount^	Value†
		(000)
GERMANY — (Continued)
FMS Wertmanagement
0.375%, 05/06/24		5,000	$4,934,997
Kreditanstalt fuer Wiederaufbau
0.250%, 03/08/24		15,900	15,817,805
1.625%, 04/03/24	NOK	318,400	30,111,502
0.875%, 07/18/24	GBP	1,750	2,174,529
1.500%, 07/24/24	AUD	16,081	10,403,116
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.250%, 02/12/24		18,062	18,035,984
2.000%, 07/23/24		30,000	29,524,860
Landwirtschaftliche Rentenbank
5.375%, 04/23/24	NZD	4,150	2,534,275
0.400%, 09/23/24	AUD	9,970	6,374,469
4.250%, 01/09/25	AUD	20,300	13,297,943
NRW Bank
1.600%, 07/31/24	AUD	4,000	2,582,104
TOTAL GERMANY			166,065,363
NETHERLANDS — (2.5%)
BNG Bank NV
2.000%, 04/12/24	GBP	18,495	23,290,257
5.250%, 05/20/24	AUD	16,050	10,548,104
3.250%, 07/15/25	AUD	11,800	7,621,177
Cooperatieve Rabobank UA
5.500%, 04/11/24	AUD	2,280	1,497,483
# 1.375%, 01/10/25		4,468	4,314,591
Cooperatieve Rabobank UA, Floating Rate Note,
(r) SOFR + 0.380%, FRN, 5.726%, 01/10/25		1,170	1,169,300
(r) SOFR + 0.700%, FRN, 6.019%, 07/18/25		34,481	34,554,123
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
4.250%, 07/08/25	AUD	5,000	3,261,964
Nederlandse Waterschapsbank NV
1.125%, 03/15/24		10,600	10,546,361
3.400%, 07/22/25	AUD	7,540	4,877,488
Shell International Finance BV
0.500%, 05/11/24	EUR	4,835	5,174,658
0.750%, 05/12/24	EUR	5,800	6,212,476
TOTAL NETHERLANDS			113,067,982
NEW ZEALAND — (0.7%)
New Zealand Government Bonds
0.500%, 05/15/24	NZD	28,200	16,997,305

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NEW ZEALAND — (Continued)
New Zealand Local Government Funding Agency Bonds
	2.250%, 04/15/24	NZD	23,200	$14,083,576
TOTAL NEW ZEALAND				31,080,881
NORWAY — (2.9%)
DNB Bank ASA
	0.250%, 04/09/24	EUR	5,700	6,116,070
Equinor ASA
	3.700%, 03/01/24		2,678	2,673,848
Kommunalbanken AS
	2.750%, 02/05/24		13,200	13,196,974
	5.250%, 07/15/24	AUD	2,900	1,907,621
	0.500%, 10/08/24	AUD	9,288	5,924,066
	4.250%, 07/16/25	AUD	11,500	7,528,160
(r)	SOFR + 1.000%, FRN, 6.354%, 06/17/26		8,598	8,716,981
Norway Government Bonds
	3.000%, 03/14/24	NOK	906,200	85,985,712
TOTAL NORWAY				132,049,432
SINGAPORE — (0.1%)
United Overseas Bank Ltd., Floating Rate Note,
(r)	3M Swap + 0.350%, FRN, 4.733%, 05/20/24	AUD	4,500	2,951,836
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.4%)
African Development Bank
	4.000%, 01/10/25	AUD	39,000	25,468,687
Asian Development Bank
	1.625%, 03/15/24		7,561	7,526,695
	3.500%, 05/30/24	NZD	91,000	55,224,262
	1.100%, 08/15/24	AUD	17,250	11,115,651
Asian Development Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.360%, 08/27/26		11,740	11,940,402
European Financial Stability Facility
	2.125%, 02/19/24	EUR	2,300	2,483,542
Δ	0.000%, 04/19/24	EUR	35,601	38,171,525
	1.750%, 06/27/24	EUR	885	949,361
European Investment Bank
Δ	0.000%, 03/15/24	EUR	18,534	19,943,971
	4.750%, 08/07/24	AUD	63,272	41,567,595
	1.700%, 11/15/24	AUD	24,846	15,961,223
European Union
	1.875%, 04/04/24	EUR	7,400	7,971,511
Inter-American Development Bank
	4.750%, 08/27/24	AUD	40,000	26,285,290
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Development Bank, Floating Rate Note, SOFR + 0.170%, FRN
(r)	5.524%, 09/16/26		12,000	$11,957,634
International Bank for Reconstruction & Development
	2.500%, 03/19/24		3,934	3,918,565
	2.250%, 03/28/24		6,572	6,538,592
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.180%, FRN
(r)	5.534%, 06/15/26		18,500	18,461,168
International Finance Corp.
	1.450%, 07/22/24	AUD	33,887	21,921,822
	4.000%, 04/03/25	AUD	5,141	3,359,425
International Finance Corp., Floating Rate Note, SOFR + 0.280%, FRN
(r)	5.634%, 03/16/26		10,000	10,016,295
Nordic Investment Bank
	4.750%, 02/28/24	AUD	3,345	2,194,755
	1.875%, 04/10/24	NOK	100,000	9,456,426
	1.500%, 03/13/25	NOK	166,500	15,322,955
	1.050%, 05/12/25	SEK	100,000	9,325,383
Nordic Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.361%, 05/12/26		4,000	4,062,433
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				381,145,168
SWEDEN — (3.7%)
Kommuninvest I Sverige AB
	0.375%, 02/16/24		18,340	18,301,661
Ω	1.375%, 05/08/24		21,800	21,560,506
Ω	2.875%, 07/03/24		12,872	12,740,115
	1.000%, 10/02/24	SEK	113,000	10,638,797
	1.000%, 05/12/25	SEK	96,000	8,934,913
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		33,603	32,647,667
Svensk Exportkredit AB
	3.625%, 09/03/24		11,700	11,587,452
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.362%, 08/03/26		51,467	52,205,591
Svenska Handelsbanken AB
	0.125%, 06/18/24	EUR	1,000	1,064,952
TOTAL SWEDEN				169,681,654

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (3.3%)
Amazon.com, Inc.
	2.730%, 04/13/24		55,000	$54,683,039
	0.450%, 05/12/24		6,490	6,400,917
Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	1,000	1,064,120
Roche Holdings, Inc.
Ω	1.882%, 03/08/24		79,250	78,989,217
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.100%, 11/13/26		8,400	8,439,404
TOTAL UNITED STATES				149,576,697
TOTAL BONDS				1,893,788,064
U.S. TREASURY OBLIGATIONS — (27.3%)
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.200%, FRN, 5.495%, 01/31/25		212,750	212,808,679
(r)	3M USTMMR + 0.169%, FRN, 5.464%, 04/30/25		178,000	177,958,839
(r)	3M USTMMR + 0.125%, FRN, 5.420%, 07/31/25		295,000	294,679,406
(r)	3M USTMMR + 0.170%, FRN, 5.465%, 10/31/25		451,000	450,748,053
(r)	3M USTMMR + 0.245%, FRN, 5.540%, 01/31/26		100,000	100,054,305
TOTAL U.S. TREASURY OBLIGATIONS				1,236,249,282
COMMERCIAL PAPER — (25.5%)
AUSTRALIA — (2.1%)
Australia & New Zealand Banking Group Ltd.
Ω	5.863%, 02/20/24		49,000	48,854,874
Ω	5.873%, 02/20/24		26,500	26,421,513
National Australia Bank Ltd.
Ω	5.813%, 03/04/24		18,500	18,409,697
TOTAL AUSTRALIA				93,686,084
AUSTRIA — (1.0%)
Oesterreichische Kontrollbank AG
	5.650%, 02/12/24		20,000	19,964,504
	5.736%, 04/05/24		24,500	24,261,051
TOTAL AUSTRIA				44,225,555
		Face Amount^	Value†
		(000)

CANADA — (6.0%)
Bank of Montreal
	5.580%, 02/07/24	25,000	$24,974,236
	5.610%, 02/12/24	50,000	49,911,635
	5.657%, 07/08/24	7,900	7,719,303
Canadian Imperial Bank of Commerce
Ω	5.651%, 06/05/24	44,912	44,076,839
CDP Financial, Inc.
Ω	5.809%, 04/01/24	38,500	38,144,050
Province of Alberta
Ω	5.807%, 04/19/24	7,200	7,116,044
PSP Capital, Inc.
Ω	5.683%, 02/02/24	15,000	14,995,612
Ω	5.692%, 02/15/24	48,750	48,642,608
Royal Bank of Canada
	5.530%, 02/20/24	10,000	9,970,382
Ω	5.520%, 02/08/24	15,000	14,982,264
	5.820%, 03/06/24	10,000	9,948,051
TOTAL CANADA			270,481,024
FRANCE — (5.4%)
Caisse d'Amortissement de la Dette Sociale
Ω	5.723%, 04/29/24	30,000	29,598,659
Ω	5.613%, 04/16/24	75,000	74,140,461
Caisse des Depots et Consignations
Ω	5.455%, 03/21/24	15,000	14,887,778
Ω	5.663%, 05/02/24	35,000	34,521,914
Ω	5.609%, 05/13/24	80,000	78,782,784
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.460%, 02/06/24	14,000	13,987,613
TOTAL FRANCE			245,919,209
GERMANY — (2.0%)
NRW Bank
Ω	5.722%, 02/16/24	500	498,831
Ω	5.753%, 03/18/24	32,500	32,276,391
Ω	5.611%, 03/06/24	58,550	58,250,013
TOTAL GERMANY			91,025,235
NETHERLANDS — (3.6%)
BNG Bank NV
Ω	5.551%, 03/08/24	43,000	42,763,736
Cooperatieve Rabobank UA
	5.540%, 02/15/24	15,000	14,966,988
	5.530%, 03/05/24	50,000	49,750,736
	5.540%, 02/01/24	10,000	9,998,531
Nederlandse Waterschapsbank NV
Ω	5.557%, 04/02/24	47,000	46,563,494
TOTAL NETHERLANDS			164,043,485

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NORWAY — (0.5%)
DNB Bank ASA
Ω	5.870%, 04/23/24		8,713	$8,607,317
Ω	5.704%, 06/17/24		15,000	14,702,334
TOTAL NORWAY				23,309,651
SINGAPORE — (0.9%)
United Overseas Bank Ltd.
Ω	5.721%, 05/16/24		41,000	40,355,271
UNITED STATES — (4.0%)
Microsoft Corp.
Ω	5.360%, 03/07/24		65,000	64,656,670
National Securities Clearing Corp.
Ω	5.460%, 02/01/24		10,000	9,998,527
Ω	5.460%, 02/28/24		19,500	19,419,037
Ω	5.450%, 02/29/24		22,000	21,903,530
Ω	5.725%, 04/10/24		36,300	35,920,737
Ω	5.643%, 05/07/24		16,410	16,174,209
Ω	5.677%, 05/07/24		12,000	11,827,575
TOTAL UNITED STATES				179,900,285
TOTAL COMMERCIAL PAPER (Cost $1,152,928,392)				1,152,945,799
FOREIGN SOVEREIGN OBLIGATIONS — (5.2%)
CANADA — (1.0%)
Canada Treasury Bills
	5.085%, 02/01/24	CAD	25,000	18,592,361
	5.019%, 03/14/24	CAD	35,000	25,880,918
TOTAL CANADA				44,473,279
		Face Amount^	Value†
		(000)

SINGAPORE — (1.1%)
Monetary Authority of Singapore Bills
4.027%, 02/23/24	SGD	65,000	$48,337,197
SWEDEN — (1.0%)
Sweden Treasury Bills
4.022%, 03/20/24	SEK	500,000	47,796,783
UNITED KINGDOM — (2.1%)
U.K. Treasury Bills
∞ 5.737%, 02/19/24	GBP	35,000	44,241,619
∞ 5.287%, 03/11/24	GBP	40,000	50,410,841
TOTAL UNITED KINGDOM			94,652,460
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			235,259,719
TOTAL INVESTMENT SECURITIES (Cost $4,579,372,892)			4,518,242,864

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	226,204	2,616,728
TOTAL INVESTMENTS — (100.0%)
(Cost $4,581,989,620)^^			$4,520,859,592
As of January 31, 2024, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	124,244,205	AUD	182,772,542	Bank of New York Mellon	02/05/24	$4,324,682
USD	63,768,066	NOK	655,359,341	UBS AG	02/05/24	1,450,501
USD	57,820,575	GBP	45,462,539	Bank of New York Mellon	02/09/24	202,798
USD	25,521,149	GBP	20,057,092	Citibank, N.A.	02/12/24	100,822
USD	98,360,434	NOK	1,012,702,210	Citibank, N.A.	02/12/24	2,046,641
USD	42,403,160	CAD	56,637,689	UBS AG	02/12/24	270,162
USD	115,650,391	AUD	172,103,662	UBS AG	02/12/24	2,705,128
USD	6,673,288	EUR	6,130,789	Citibank, N.A.	02/15/24	44,165
USD	94,808,237	AUD	144,449,797	Citibank, N.A.	02/15/24	1,798
USD	110,057,121	AUD	166,504,441	State Street Bank and Trust	02/16/24	771,996
USD	48,914,198	EUR	44,959,704	State Street Bank and Trust	02/20/24	289,859
USD	70,435,450	NZD	115,155,276	Australia and New Zealand Bank	02/21/24	44,550
USD	33,578,692	EUR	30,817,989	State Street Bank and Trust	02/21/24	247,360

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	48,520,259	SGD	65,000,000	State Street Bank and Trust	02/21/24	$25,391
USD	59,304,195	NZD	96,921,077	Citibank, N.A.	02/26/24	58,677
USD	50,474,384	SGD	67,500,000	Royal Bank of Scotland	03/14/24	65,366
USD	45,790,924	EUR	41,761,259	Morgan Stanley and Co. International	04/02/24	544,345
USD	15,941,055	EUR	14,549,010	Barclays Capital	04/04/24	176,456
Total Appreciation						$13,370,697
GBP	5,545,012	USD	7,057,248	Citibank, N.A.	02/05/24	$(29,892)
USD	59,710,468	GBP	47,182,030	HSBC Bank	02/05/24	(84,705)
NOK	153,589,407	USD	14,741,602	Royal Bank of Scotland	02/12/24	(134,368)
USD	76,464,165	SEK	799,372,012	State Street Bank and Trust	02/15/24	(389,607)
USD	31,685,594	CAD	42,767,377	Bank of New York Mellon	02/16/24	(130,890)
USD	38,360,328	CAD	51,711,958	Morgan Stanley and Co. International	02/16/24	(110,414)
EUR	2,394,792	USD	2,597,379	Citibank, N.A.	02/20/24	(7,389)
USD	39,868,732	CAD	53,823,199	HSBC Bank	02/20/24	(174,748)
NZD	65,757,928	USD	40,305,454	Citibank, N.A.	02/21/24	(109,643)
USD	61,098,282	CAD	82,300,968	HSBC Bank	02/26/24	(136,949)
SGD	67,500,000	USD	50,893,156	Citibank, N.A.	03/14/24	(484,137)
Total (Depreciation)						$(1,792,742)
Total Appreciation (Depreciation)						$11,577,955
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$326,965,767	—	$326,965,767
Belgium	—	30,124,750	—	30,124,750
Canada	—	315,772,615	—	315,772,615
Denmark	—	22,658,160	—	22,658,160
Finland	—	14,061,196	—	14,061,196
France	—	38,586,563	—	38,586,563
Germany	—	166,065,363	—	166,065,363
Netherlands	—	113,067,982	—	113,067,982
New Zealand	—	31,080,881	—	31,080,881
Norway	—	132,049,432	—	132,049,432
Singapore	—	2,951,836	—	2,951,836
Supranational Organization Obligations	—	381,145,168	—	381,145,168
Sweden	—	169,681,654	—	169,681,654
United States	—	149,576,697	—	149,576,697
U.S. Treasury Obligations	—	1,236,249,282	—	1,236,249,282
Commercial Paper	—	1,152,945,799	—	1,152,945,799
Foreign Sovereign Obligations	—	235,259,719	—	235,259,719
Securities Lending Collateral	—	2,616,728	—	2,616,728
Forward Currency Contracts**	—	11,577,955	—	11,577,955
TOTAL	—	$4,532,437,547	—	$4,532,437,547
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (76.3%)
AUSTRALIA — (4.1%)
ASB Bank Ltd.
	0.750%, 03/13/24	EUR	500	$538,297
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	6.156%, 01/18/27		2,000	2,007,638
BHP Billiton Finance Ltd.
	3.000%, 05/29/24	EUR	4,800	5,166,487
Commonwealth Bank of Australia, 3M Swap + 0.750%, FRN
(r)	5.131%, 08/17/26	AUD	2,500	1,641,067
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.740%, FRN, 6.094%, 03/14/25		1,170	1,173,818
(r)Ω	SOFR + 0.630%, FRN, 5.976%, 09/12/25		3,400	3,403,346
(r)	3M Swap + 0.900%, FRN, 5.250%, 01/13/26	AUD	800	527,202
(r)	3M Swap + 1.020%, FRN, 5.403%, 08/18/27	AUD	1,000	659,768
(r)	3M Swap + 0.950%, FRN, 5.331%, 08/17/28	AUD	1,000	656,969
Glencore Funding LLC
Ω	4.125%, 03/12/24		825	823,603
Ω	4.625%, 04/29/24		1,200	1,196,208
Ω	1.625%, 09/01/25		330	312,938
Ω	1.625%, 04/27/26		2,398	2,228,388
Macquarie Bank Ltd., SOFR + 1.200%, FRN
(r)Ω	6.555%, 12/07/26		5,220	5,261,034
Macquarie Bank Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r)	4.840%, 12/09/25	AUD	500	326,275
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	5.970%, 12/10/25		2,160	2,165,795
National Australia Bank Ltd., Floating Rate Note,
(r)	3M Swap + 0.900%, FRN, 5.267%, 05/30/25	AUD	3,000	1,977,168
(r)	3M Swap + 0.920%, FRN, 5.298%, 11/25/25	AUD	1,500	989,174
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.780%, FRN, 5.199%, 05/12/26	AUD	5,828	$3,829,195
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r)	5.132%, 01/25/27	AUD	3,500	2,280,238
Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.690%, FRN, 5.053%, 03/17/25	AUD	3,500	2,300,391
(r)	3M Swap + 0.800%, FRN, 5.219%, 08/11/25	AUD	2,000	1,316,133
TOTAL AUSTRALIA				40,781,132
AUSTRIA — (0.4%)
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	3,300	3,448,501
BELGIUM — (1.7%)
Belfius Bank SA
	0.010%, 10/15/25	EUR	700	712,691
Dexia SA
	0.625%, 02/03/24	EUR	5,400	5,834,660
Δ	0.000%, 05/29/24	EUR	5,000	5,337,016
	0.500%, 01/17/25	EUR	5,000	5,255,359
Groupe Bruxelles Lambert NV
	1.375%, 05/23/24	EUR	200	214,432
TOTAL BELGIUM				17,354,158
CANADA — (10.2%)
Alimentation Couche-Tard, Inc.
	3.056%, 07/26/24	CAD	3,500	2,576,351
Bank of Montreal
	2.850%, 03/06/24	CAD	5,000	3,710,923
	2.280%, 07/29/24	CAD	5,500	4,033,333
Bank of Montreal, Floating Rate Note,
(r)	3M Swap + 1.000%, FRN, 5.350%, 07/17/24	AUD	2,000	1,314,155
(r)	SOFR + 0.620%, FRN, 5.974%, 09/15/26		310	307,442
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	21,000	15,444,516

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	2.490%, 09/23/24	CAD	1,500	$1,097,177
	Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r)	6.444%, 06/12/25		3,500	3,519,198
	Bell Telephone Co. of Canada or Bell Canada
	2.700%, 02/27/24	CAD	9,500	7,051,601
	Brookfield Finance, Inc.
	4.000%, 04/01/24		2,000	1,992,573
	Canada Government Bonds
	1.500%, 05/01/24	CAD	4,800	3,539,529
	Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	12,500	9,151,140
	Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.766%, 10/18/24		130	130,007
Canadian Natural Resources Ltd.
	3.800%, 04/15/24		401	399,274
	3.550%, 06/03/24	CAD	1,000	739,247
	3.900%, 02/01/25		1,110	1,092,624
	CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.756%, 05/19/25		3,700	3,703,783
	Emera U.S. Finance LP
	0.833%, 06/15/24		400	392,103
	Enbridge, Inc.
	2.150%, 02/16/24		100	99,848
	ITC Holdings Corp.
	3.650%, 06/15/24		2,162	2,144,308
National Bank of Canada
	2.983%, 03/04/24	CAD	2,000	1,484,830
	2.545%, 07/12/24	CAD	7,050	5,181,746
	Province of Alberta
	3.100%, 06/01/24	CAD	1,500	1,108,278
	Province of Saskatchewan
	3.200%, 06/03/24	CAD	3,000	2,217,583
	PSP Capital, Inc.
	3.290%, 04/04/24	CAD	5,200	3,855,763
	Rogers Communications, Inc.
	4.000%, 03/13/24	CAD	9,600	7,128,185
	Royal Bank of Canada
	2.352%, 07/02/24	CAD	5,250	3,858,825
Royal Bank of Canada, Floating Rate Note,
(r)	SOFR + 0.340%, FRN, 5.686%, 10/07/24		1,500	1,499,458
(r)	SOFR + 0.570%, FRN, 5.916%, 04/27/26		1,200	1,192,772
(r)	SOFR + 0.710%, FRN, 6.056%, 01/21/27		2,121	2,110,431
			Face Amount^	Value†
			(000)
CANADA — (Continued)
TELUS Corp.
	3.350%, 04/01/24	CAD	4,300	$3,187,715
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	1,500	1,113,121
(r)	SOFR + 1.080%, FRN, 6.427%, 07/17/26		4,835	4,858,544
Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	5.364%, 07/10/24	AUD	1,000	657,047
TOTAL CANADA				101,893,430
DENMARK — (0.2%)
Danske Bank AS
	0.625%, 05/26/25	EUR	2,170	2,257,145
FINLAND — (1.1%)
Kuntarahoitus OYJ
	0.125%, 03/07/24	EUR	2,700	2,907,882
	1.500%, 09/02/24	NOK	30,000	2,799,972
Kuntarahoitus OYJ, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.346%, 07/15/26		4,000	4,055,800
OP Corporate Bank PLC
	0.375%, 06/19/24	EUR	1,000	1,065,475
TOTAL FINLAND				10,829,129
FRANCE — (3.6%)
Arval Service Lease SA
	0.875%, 02/17/25	EUR	2,400	2,516,757
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		300	293,214
	0.010%, 03/07/25	EUR	4,900	5,083,337
(r)Ω	SOFR + 1.130%, FRN, 6.475%, 01/23/27		2,250	2,263,644
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω	5.771%, 02/04/25		1,000	998,623
Banque Stellantis France SACA
	0.625%, 06/21/24	EUR	822	876,972
Δ	0.000%, 01/22/25	EUR	3,500	3,654,059
BNP Paribas SA
	1.000%, 06/27/24	EUR	3,000	3,204,252
BPCE SA
	1.000%, 07/15/24	EUR	2,000	2,132,676
Ω	2.375%, 01/14/25		1,500	1,455,139
	0.625%, 04/28/25	EUR	3,000	3,126,617
Credit Agricole SA
	2.375%, 05/20/24	EUR	2,000	2,150,870
	0.500%, 06/24/24	EUR	2,000	2,132,191
	1.375%, 03/13/25	EUR	1,100	1,159,401

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	1.000%, 09/18/25	EUR	1,000	$1,042,076
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	980,802
Regie Autonome des Transports Parisiens EPIC
	0.375%, 06/15/24	EUR	1,300	1,385,101
Societe Generale SA
	1.875%, 10/03/24	GBP	900	1,115,028
TOTAL FRANCE				35,570,759
GERMANY — (3.5%)
Bayer U.S. Finance II LLC
Ω	3.375%, 07/15/24		551	544,750
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.620%, FRN
(r)Ω	5.980%, 08/11/25		350	350,718
Daimler Truck Finance Canada, Inc.
	2.140%, 12/13/24	CAD	2,600	1,882,358
Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.105%, 12/13/24		1,000	1,000,624
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	2,000	2,100,553
Deutsche Bank AG
	0.898%, 05/28/24		650	640,215
	3.700%, 05/30/24		748	744,278
HOWOGE Wohnungsbaugesellschaft GmbH
Δ	0.000%, 11/01/24	EUR	2,900	3,036,744
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	7,500	4,901,949
Mercedes-Benz Finance Canada, Inc.
	2.970%, 03/13/24	CAD	1,250	927,424
Mercedes-Benz Finance North America LLC, SOFR + 0.670%, FRN
(r)Ω	6.015%, 01/09/26		4,000	4,004,200
Mercedes-Benz Finance North America LLC, Floating Rate Note,
(r)Ω	SOFR + 0.930%, FRN, 6.284%, 03/30/25		2,700	2,719,170
(r)Ω	SOFR + 0.570%, FRN, 5.915%, 08/01/25		1,200	1,204,260
NRW Bank
	1.050%, 03/31/26	AUD	2,800	1,709,042
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Siemens Financieringsmaatschappij NV
Δ	0.000%, 09/05/24	EUR	240	$253,647
	1.000%, 02/20/25	GBP	500	607,854
Volkswagen Financial Services NV
	1.625%, 02/10/24	GBP	400	506,413
	2.125%, 06/27/24	GBP	600	749,606
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	982,434
Volkswagen Leasing GmbH
Δ	0.000%, 07/19/24	EUR	3,633	3,856,164
VW Credit Canada, Inc.
	2.850%, 09/26/24	CAD	1,500	1,097,713
	2.050%, 12/10/24	CAD	1,500	1,085,094
TOTAL GERMANY				34,905,210
IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		5,000	4,922,649
	1.750%, 01/30/26		2,700	2,514,904
	4.450%, 04/03/26		150	147,325
GAS Networks Ireland
	0.125%, 12/04/24	EUR	800	837,508
TOTAL IRELAND				8,422,386
ITALY — (1.2%)
Enel Finance International NV
	5.625%, 08/14/24	GBP	4,787	6,059,323
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		1,000	984,155
Republic of Italy Government International Bonds
	2.375%, 10/17/24		4,562	4,462,594
TOTAL ITALY				11,506,072
JAPAN — (3.9%)
American Honda Finance Corp.
	1.950%, 10/18/24	EUR	910	970,613
(r)	SOFR + 0.550%, FRN, 5.872%, 02/12/25		150	150,223
(r)	SOFR + 0.710%, FRN, 6.055%, 01/09/26		3,000	3,003,144
Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	2,000	2,106,056
Honda Canada Finance, Inc.
	2.500%, 06/04/24	CAD	3,900	2,873,982
Mitsubishi Corp.
	3.375%, 07/23/24		450	445,076

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
	0.978%, 06/09/24	EUR	3,000	$3,207,631
	0.339%, 07/19/24	EUR	2,999	3,186,831
Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	3,623	3,828,925
	1.631%, 04/08/27	EUR	1,777	1,816,564
	Nomura Holdings, Inc.
	1.653%, 07/14/26		4,587	4,213,722
	ORIX Corp.
	1.919%, 04/20/26	EUR	500	522,720
Sumitomo Mitsui Financial Group, Inc.
	0.934%, 10/11/24	EUR	2,000	2,117,675
	1.546%, 06/15/26	EUR	2,040	2,113,811
	Toyota Credit Canada, Inc.
	1.270%, 07/22/24	CAD	4,250	3,105,698
Toyota Finance Australia Ltd.
	0.250%, 04/09/24	EUR	1,000	1,073,135
	2.004%, 10/21/24	EUR	1,400	1,493,508
	0.064%, 01/13/25	EUR	2,700	2,819,361
	TOTAL JAPAN			39,048,675
NETHERLANDS — (1.6%)
	BNG Bank NV
	3.250%, 07/15/25	AUD	5,000	3,229,312
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		1,000	986,448
(r)	SOFR + 0.710%, FRN, 6.056%, 01/09/26		3,000	3,010,620
	de Volksbank NV
	0.010%, 09/16/24	EUR	1,000	1,053,953
	ING Groep NV
	1.125%, 02/14/25	EUR	4,600	4,847,179
	JAB Holdings BV
	1.625%, 04/30/25	EUR	2,000	2,110,322
	Shell International Finance BV
	1.125%, 04/07/24	EUR	600	644,977
	TOTAL NETHERLANDS			15,882,811
NORWAY — (1.3%)
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	58,916
(r)	SOFR + 1.000%, FRN, 6.354%, 06/17/26		5,000	5,069,191
	Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)Ω	6.354%, 06/17/26		6,000	6,085,261
	Statnett SF
	0.875%, 03/08/25	EUR	500	523,947
	Telenor ASA
	2.625%, 12/06/24	EUR	1,000	1,069,176
	TOTAL NORWAY			12,806,491
			Face Amount^	Value†
			(000)
PORTUGAL — (0.1%)
EDP Finance BV
Ω	3.625%, 07/15/24		1,000	989,268
SPAIN — (0.6%)
Autonomous Community of Madrid
	4.125%, 05/21/24	EUR	4,000	$4,321,383
Banco Santander SA
	0.250%, 06/19/24	EUR	100	106,547
CaixaBank SA
	0.375%, 02/03/25	EUR	1,000	1,045,035
TOTAL SPAIN				5,472,965
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	200	121,775
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.981%, 08/16/27		1,000	1,003,112
Inter-American Development Bank
	3.000%, 02/21/24		5,000	4,993,095
International Finance Corp.
	1.375%, 09/13/24	CAD	324	235,720
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				6,353,702
SWEDEN — (1.7%)
Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	2,000	2,077,434
Skandinaviska Enskilda Banken AB
	0.050%, 07/01/24	EUR	1,400	1,488,331
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.362%, 08/03/26		3,000	3,043,052
Svenska Handelsbanken AB, Floating Rate Note,
(r)	SOFR + 0.910%, FRN, 6.265%, 06/10/25		3,233	3,246,583
(r)Ω	SOFR + 0.910%, FRN, 6.265%, 06/10/25		3,000	3,012,604
(r)Ω	SOFR + 1.250%, FRN, 6.604%, 06/15/26		500	504,936
Swedbank AB
	0.250%, 10/09/24	EUR	800	843,486
	1.300%, 02/17/27	EUR	300	301,927
Vattenfall AB
	3.250%, 04/18/24	EUR	1,900	2,049,359

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
Volvo Treasury AB
	0.125%, 09/17/24	EUR	250	$263,848
TOTAL SWEDEN				16,831,560
SWITZERLAND — (0.9%)
ABB Finance BV
	0.625%, 03/31/24	EUR	988	1,061,891
UBS AG
	0.010%, 03/31/26	EUR	1,270	1,279,777
UBS Group AG
Ω	4.125%, 09/24/25		2,000	1,961,904
Ω	4.125%, 04/15/26		5,000	4,892,461
TOTAL SWITZERLAND				9,196,033
UNITED KINGDOM — (2.2%)
Barclays PLC
	3.650%, 03/16/25		500	490,540
	4.375%, 01/12/26		3,300	3,257,219
BAT Capital Corp.
	3.222%, 08/15/24		2,030	2,003,705
BAT International Finance PLC
	1.668%, 03/25/26		600	559,117
BP Capital Markets PLC
	1.876%, 04/07/24	EUR	3,593	3,866,756
Diageo Finance PLC
	0.500%, 06/19/24	EUR	174	185,571
	1.750%, 09/23/24	EUR	600	639,735
HSBC Continental Europe SA
	0.250%, 05/17/24	EUR	400	427,512
Lloyds Bank Corporate Markets PLC
	1.750%, 07/11/24	GBP	4,000	4,987,942
	0.375%, 01/28/25	EUR	100	104,601
Lloyds Bank PLC
	7.500%, 04/15/24	GBP	250	318,016
London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	330	349,880
LSEGA Financing PLC
Ω	0.650%, 04/06/24		800	792,772
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	970	1,018,699
NatWest Group PLC
	4.800%, 04/05/26		668	664,146
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		2,450	2,423,156
TOTAL UNITED KINGDOM				22,089,367
UNITED STATES — (36.6%)
American Express Co.
	2.500%, 07/30/24		2,500	2,464,992
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American Express Co., Floating Rate Note,
(r) SOFR + 0.760%, FRN, 6.121%, 02/13/26		2,035	$2,034,761
(r) SOFR + 0.650%, FRN, 6.011%, 11/04/26		1,500	1,488,530
American Honda Finance Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.142%, 10/03/25		1,000	1,003,980
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	1,000	1,046,023
American Tower Corp.
4.000%, 06/01/25		2,000	1,969,134
Arrow Electronics, Inc.
3.250%, 09/08/24		200	196,875
AT&T, Inc.
2.850%, 05/25/24	CAD	8,700	6,417,920
Avangrid, Inc.
3.150%, 12/01/24		232	226,976
Avnet, Inc.
4.625%, 04/15/26		2,000	1,972,212
Bank of America Corp.
2.375%, 06/19/24	EUR	1,000	1,074,097
Becton Dickinson & Co.
3.363%, 06/06/24		1,750	1,735,787
Boardwalk Pipelines LP
4.950%, 12/15/24		355	352,881
5.950%, 06/01/26		188	190,117
Boeing Co.
3.100%, 05/01/26		639	611,917
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	3,700	3,958,757
Brown & Brown, Inc.
4.200%, 09/15/24		2,850	2,826,052
Capital One Financial Corp.
3.750%, 04/24/24		700	696,978
3.200%, 02/05/25		1,000	979,455
Carrier Global Corp.
2.242%, 02/15/25		436	422,627
Celanese U.S. Holdings LLC
1.400%, 08/05/26		820	746,618
Charles Schwab Corp.
# 0.750%, 03/18/24		330	328,016
Charles Schwab Corp., Floating Rate Note, SOFR + 0.520%, FRN
(r) 5.881%, 05/13/26		1,467	1,456,219
Chubb INA Holdings, Inc.
0.300%, 12/15/24	EUR	1,166	1,221,422
Citigroup, Inc.
2.375%, 05/22/24	EUR	3,000	3,226,312
1.750%, 01/28/25	EUR	300	317,961
3.400%, 05/01/26		366	354,423
CNA Financial Corp.
3.950%, 05/15/24		7,500	7,460,869

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	CNH Industrial Capital LLC
	3.950%, 05/23/25		3,800	$3,739,301
	Conagra Brands, Inc.
	4.300%, 05/01/24		1,409	1,403,367
	Constellation Energy Generation LLC
	3.250%, 06/01/25		2,000	1,946,464
	Crown Castle, Inc.
	3.200%, 09/01/24		5,300	5,224,115
	Devon Energy Corp.
	5.250%, 09/15/24		1,500	1,497,033
	Discover Financial Services
	4.500%, 01/30/26		647	639,011
Discovery Communications LLC
	2.500%, 09/20/24	GBP	2,200	2,730,754
	3.450%, 03/15/25		200	195,538
	Duke Energy Corp.
	3.750%, 04/15/24		300	298,751
	DXC Technology Co.
	1.800%, 09/15/26		285	260,848
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24		530	517,883
	Eaton Capital UnLtd Co.
	0.750%, 09/20/24	EUR	500	529,878
Edison International
	3.550%, 11/15/24		1,000	983,698
	4.950%, 04/15/25		6,000	5,962,605
Elevance Health, Inc.
	3.500%, 08/15/24		1,731	1,711,896
	2.375%, 01/15/25		1,000	973,516
Energy Transfer LP
	4.250%, 04/01/24		205	204,381
	4.050%, 03/15/25		300	295,981
	2.900%, 05/15/25		6,319	6,133,977
	Enterprise Products Operating LLC
	3.900%, 02/15/24		640	639,456
	Equinix, Inc.
	2.625%, 11/18/24		4,000	3,906,422
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,000	3,949,368
	Evergy, Inc.
	2.450%, 09/15/24		7,000	6,866,595
	Exelon Corp.
	3.950%, 06/15/25		1,338	1,318,584
	Expedia Group, Inc.
	5.000%, 02/15/26		2,811	2,810,767
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		321	318,318
	Fiserv, Inc.
	2.750%, 07/01/24		1,016	1,003,940
	Flex Ltd.
	3.750%, 02/01/26		7,297	7,104,106
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		1,000	$985,087
General Motors Financial Co., Inc.
	1.050%, 03/08/24		160	159,268
	2.250%, 09/06/24	GBP	200	248,239
	1.694%, 03/26/25	EUR	500	526,920
	2.750%, 06/20/25		2,000	1,935,670
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25		125	123,082
	Gilead Sciences, Inc.
	3.700%, 04/01/24		600	598,059
	GlaxoSmithKline Capital PLC
	3.000%, 06/01/24		1,000	991,645
	Global Payments, Inc.
	1.500%, 11/15/24		1,977	1,915,496
Goldman Sachs Group, Inc.
	0.125%, 08/19/24	EUR	500	529,276
	3.375%, 03/27/25	EUR	2,000	2,153,673
	Hess Corp.
	3.500%, 07/15/24		1,500	1,485,366
Hewlett Packard Enterprise Co.
	1.450%, 04/01/24		400	397,158
	5.900%, 10/01/24		600	600,801
	Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	514	542,201
	Honeywell International, Inc.
Δ	0.000%, 03/10/24	EUR	4,100	4,412,536
	Humana, Inc.
	3.850%, 10/01/24		6,850	6,774,009
	Huntsman International LLC
	4.250%, 04/01/25	EUR	2,000	2,138,256
	International Business Machines Corp.
	3.000%, 05/15/24		6,000	5,957,536
	International Flavors & Fragrances, Inc.
	1.800%, 09/25/26	EUR	2,000	2,049,573
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		1,002	998,113
	J M Smucker Co.
	3.500%, 03/15/25		1,000	982,642
	Jefferies Financial Group, Inc.
	1.000%, 07/19/24	EUR	1,500	1,597,626
John Deere Capital Corp., Floating Rate Note,
(r)	SOFR + 0.570%, FRN, 5.929%, 03/03/26		300	300,705
(r)	SOFR + 0.790%, FRN, 6.148%, 06/08/26		3,950	3,974,436
John Deere Financial, Inc.
	2.460%, 04/04/24	CAD	500	370,170
	1.090%, 07/17/24	CAD	2,500	1,826,416

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Johnson Controls International PLC
	1.375%, 02/25/25	EUR	291	$307,046
	Juniper Networks, Inc.
	1.200%, 12/10/25		4,472	4,166,894
	Keysight Technologies, Inc.
	4.550%, 10/30/24		3,800	3,767,734
	Kinder Morgan, Inc.
	4.300%, 06/01/25		1,700	1,680,233
	Laboratory Corp. of America Holdings
	2.300%, 12/01/24		160	156,035
Lazard Group LLC
	3.750%, 02/13/25		2,460	2,416,286
	3.625%, 03/01/27		4,000	3,795,919
	Lennar Corp.
	4.750%, 05/30/25		3,700	3,677,743
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	200	212,083
	LyondellBasell Industries NV
	5.750%, 04/15/24		1,000	1,000,091
Marathon Petroleum Corp.
	3.625%, 09/15/24		1,190	1,175,145
	4.700%, 05/01/25		3,790	3,763,733
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		2,270	2,253,027
	1.349%, 09/21/26	EUR	342	351,752
	MetLife, Inc.
	5.375%, 12/09/24	GBP	800	1,012,332
	Morgan Stanley
	3.000%, 02/07/24	CAD	11,500	8,549,835
MPLX LP
	4.875%, 12/01/24		165	164,348
	1.750%, 03/01/26		1,255	1,175,863
National Rural Utilities Cooperative Finance Corp.
#	0.350%, 02/08/24		4,200	4,196,003
(r)	SOFR + 0.800%, FRN, 6.145%, 02/05/27		1,500	1,503,000
	National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.330%, FRN
(r)	5.676%, 10/18/24		200	199,876
	NetApp, Inc.
	3.300%, 09/29/24		771	759,425
NextEra Energy Capital Holdings, Inc.
	4.255%, 09/01/24		35	34,726
(r)	SOFR + 0.760%, FRN, 6.103%, 01/29/26		640	640,698
	NNN REIT, Inc.
	3.900%, 06/15/24		5,170	5,131,279
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		7,000	6,909,161
ONEOK, Inc.
	2.750%, 09/01/24		3,652	3,589,879
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	2.200%, 09/15/25		1,927	$1,839,775
Oracle Corp.
	3.400%, 07/08/24		300	297,041
	2.500%, 04/01/25		1,000	970,070
Ovintiv, Inc.
	5.375%, 01/01/26		292	292,182
Parker-Hannifin Corp.
	2.700%, 06/14/24		1,000	989,296
	3.650%, 06/15/24		727	721,597
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.000%, 07/15/25		2,000	1,959,826
Ω	4.450%, 01/29/26		1,715	1,681,013
Ω	1.700%, 06/15/26		4,000	3,724,998
PepsiCo, Inc.
	2.150%, 05/06/24	CAD	4,012	2,961,291
Philip Morris International, Inc.
	2.875%, 05/01/24		1,413	1,403,277
	0.625%, 11/08/24	EUR	1,500	1,581,062
	2.750%, 03/19/25	EUR	424	453,543
Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24		6,463	6,363,561
PNC Financial Services Group, Inc.
	2.200%, 11/01/24		90	88,007
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	5,000	5,281,209
Public Service Enterprise Group, Inc.
	2.875%, 06/15/24		4,527	4,477,250
PVH Corp.
	4.625%, 07/10/25		4,851	4,807,928
Realty Income Corp.
	3.875%, 07/15/24		6,000	5,951,957
	1.875%, 01/14/27	GBP	300	346,813
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.100%, 11/13/26		1,800	1,808,444
Ross Stores, Inc.
	4.600%, 04/15/25		2,000	1,989,683
Royalty Pharma PLC
	1.200%, 09/02/25		7,500	7,032,894
Ryder System, Inc.
	3.650%, 03/18/24		200	199,525
	2.500%, 09/01/24		5,181	5,088,785
	4.625%, 06/01/25		1,000	994,092
Schlumberger Finance BV
Δ	0.000%, 10/15/24	EUR	1,740	1,830,403
Sempra
	3.300%, 04/01/25		3,531	3,452,969
Simon Property Group LP
	2.000%, 09/13/24		8,750	8,569,619
	3.500%, 09/01/25		600	588,211

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Southern Co.
	0.600%, 02/26/24		877	$873,995
	Southwestern Electric Power Co.
	1.650%, 03/15/26		2,188	2,045,488
	State Street Corp., Floating Rate Note, SOFR + 0.845%, FRN
(r)	6.206%, 08/03/26		2,375	2,374,257
	Steel Dynamics, Inc.
	2.800%, 12/15/24		490	479,303
	Timken Co.
	3.875%, 09/01/24		227	224,171
	Truist Bank
	2.150%, 12/06/24		720	701,055
	Truist Financial Corp.
	2.500%, 08/01/24		6,011	5,921,251
	TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	12,725	9,306,774
	U.S. Bancorp
	0.850%, 06/07/24	EUR	6,000	6,405,613
	United Parcel Service, Inc.
	2.125%, 05/21/24	CAD	12,500	9,212,875
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,000	1,943,403
Ventas Realty LP
	3.500%, 04/15/24		1,000	995,462
	3.750%, 05/01/24		1,793	1,784,492
	2.650%, 01/15/25		2,000	1,947,375
	Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
#(r)	6.144%, 03/20/26		736	739,268
	Viatris, Inc.
	1.650%, 06/22/25		480	455,867
	Virginia Electric & Power Co.
	3.450%, 02/15/24		80	79,931
	VMware LLC
	1.400%, 08/15/26		104	95,194
Wells Fargo & Co.
	3.184%, 02/08/24	CAD	12,750	9,478,690
	2.125%, 06/04/24	EUR	260	279,119
	Western Union Co.
	1.350%, 03/15/26		3,062	2,827,594
	Williams Cos., Inc.
	4.550%, 06/24/24		5,600	5,574,508
	Willis North America, Inc.
	3.600%, 05/15/24		2,262	2,247,519
	WRKCo, Inc.
	3.000%, 09/15/24		3,300	3,244,184
	TOTAL UNITED STATES			364,096,278
	TOTAL BONDS			759,735,072
		Face Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (11.3%)
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.200%, FRN, 5.495%, 01/31/25	40,250	$40,261,101
(r)	3M USTMMR + 0.169%, FRN, 5.464%, 04/30/25	10,000	9,997,688
(r)	3M USTMMR + 0.170%, FRN, 5.465%, 10/31/25	62,500	62,465,085
TOTAL U.S. TREASURY OBLIGATIONS			112,723,874
COMMERCIAL PAPER — (11.1%)
AUSTRALIA — (1.2%)
Glencore Funding LLC
Ω	5.892%, 03/25/24	2,700	2,677,037
National Australia Bank Ltd.
Ω	5.903%, 05/07/24	1,500	1,478,122
Telstra Group Ltd.
Ω	5.655%, 03/04/24	7,000	6,965,337
Ω	5.675%, 05/01/24	1,000	985,800
TOTAL AUSTRALIA			12,106,296
CANADA — (2.2%)
CDP Financial, Inc.
Ω	5.830%, 05/16/24	7,000	6,890,543
Province of Alberta
Ω	5.688%, 03/07/24	5,000	4,973,440
Ω	5.762%, 03/27/24	5,000	4,958,633
Ω	5.807%, 04/19/24	3,000	2,965,018
PSP Capital, Inc.
Ω	5.731%, 05/13/24	2,000	1,969,970
TOTAL CANADA			21,757,604
GERMANY — (2.3%)
Kreditanstalt fuer Wiederaufbau
Ω	5.480%, 02/01/24	13,500	13,498,049
Ω	5.470%, 02/02/24	8,000	7,997,687
NRW Bank
Ω	5.714%, 02/20/24	2,000	1,994,152
TOTAL GERMANY			23,489,888
ITALY — (0.5%)
Intesa Sanpaolo Funding LLC
	5.796%, 04/25/24	2,000	1,972,714
	5.796%, 04/30/24	2,700	2,661,120
TOTAL ITALY			4,633,834

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

JAPAN — (0.1%)
American Honda Finance Corp.
	5.796%, 04/04/24	1,000	$990,031
NETHERLANDS — (0.5%)
Nederlandse Waterschapsbank NV
Ω	5.557%, 04/02/24	5,000	4,953,563
UNITED KINGDOM — (0.4%)
HSBC USA, Inc.
Ω	6.014%, 06/07/24	3,000	2,942,287
Ω	6.031%, 06/24/24	1,000	978,262
TOTAL UNITED KINGDOM			3,920,549
UNITED STATES — (3.9%)
3M Co.
Ω	6.061%, 03/20/24	2,850	2,828,368
Ω	5.695%, 03/27/24	1,400	1,387,851
Aon Corp.
Ω	5.863%, 02/14/24	3,500	3,492,629
Ω	5.606%, 02/28/24	4,000	3,982,867
Cigna Group
Ω	5.717%, 04/05/24	5,250	5,197,169
Dominion Energy, Inc.
Ω	5.683%, 03/05/24	3,000	2,984,345
Ω	5.694%, 03/05/24	870	865,460
Duke Energy Corp.
Ω	5.981%, 02/27/24	5,000	4,979,149
General Motors Financial Co., Inc.
Ω	5.710%, 02/06/24	4,000	3,996,362
Harley-Davidson Financial Services, Inc.
Ω	5.966%, 02/27/24	500	497,859
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Keurig Dr Pepper, Inc.
Ω	5.714%, 03/28/24		750	$743,375
NextEra Energy Capital Holdings, Inc.
Ω	5.896%, 02/07/24		7,500	7,492,067
TOTAL UNITED STATES				38,447,501
TOTAL COMMERCIAL PAPER (Cost $110,297,028)				110,299,266
FOREIGN SOVEREIGN OBLIGATIONS — (1.2%)
UNITED KINGDOM — (1.2%)
U.K. Treasury Bills
∞	5.287%, 03/11/24	GBP	7,000	8,821,897
∞	5.276%, 03/18/24	GBP	3,000	3,777,053
TOTAL UNITED KINGDOM				12,598,950
TOTAL INVESTMENT SECURITIES (Cost $1,003,632,403)				995,357,162

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	51,050	590,543
TOTAL INVESTMENTS — (100.0%)
(Cost $1,004,222,946)^^			$995,947,705
As of January 31, 2024, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,877,523	NOK	29,587,997	Citibank, N.A.	02/05/24	$64,026
USD	27,155,966	GBP	21,363,810	Bank of New York Mellon	02/09/24	80,152
USD	13,090,590	AUD	19,552,838	State Street Bank and Trust	02/09/24	260,056
USD	61,500,990	EUR	56,147,131	State Street Bank and Trust	02/12/24	797,606
USD	16,206,913	AUD	24,119,874	State Street Bank and Trust	02/12/24	377,932
USD	63,014,580	EUR	57,952,467	State Street Bank and Trust	02/15/24	351,519
USD	63,997,059	CAD	85,923,751	State Street Bank and Trust	02/27/24	65,496
USD	5,084,684	SGD	6,800,000	State Street Bank and Trust	03/14/24	6,442
USD	61,156,383	EUR	55,800,271	State Street Bank and Trust	04/02/24	699,121
Total Appreciation						$2,702,350

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	5,213,673	USD	6,639,545	Bank of New York Mellon	02/05/24	$(32,104)
GBP	2,019,275	USD	2,560,213	Citibank, N.A.	02/05/24	(1,127)
USD	25,602,744	GBP	20,247,685	State Street Bank and Trust	02/05/24	(57,742)
GBP	9,510,895	USD	12,109,062	Citibank, N.A.	02/09/24	(55,255)
EUR	1,496,112	USD	1,622,237	Citibank, N.A.	02/12/24	(4,718)
USD	12,049,078	CAD	16,272,252	Citibank, N.A.	02/15/24	(56,389)
EUR	7,180,268	USD	7,770,183	Citibank, N.A.	02/15/24	(6,276)
USD	60,884,917	CAD	82,015,113	HSBC Bank	02/26/24	(137,626)
SGD	6,800,000	USD	5,126,338	Citibank, N.A.	03/14/24	(48,096)
EUR	2,558,321	USD	2,782,345	Barclays Capital	04/02/24	(10,512)
Total (Depreciation)						$(409,845)
Total Appreciation (Depreciation)						$2,292,505
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$40,781,132	—	$40,781,132
Austria	—	3,448,501	—	3,448,501
Belgium	—	17,354,158	—	17,354,158
Canada	—	101,893,430	—	101,893,430
Denmark	—	2,257,145	—	2,257,145
Finland	—	10,829,129	—	10,829,129
France	—	35,570,759	—	35,570,759
Germany	—	34,905,210	—	34,905,210
Ireland	—	8,422,386	—	8,422,386
Italy	—	11,506,072	—	11,506,072
Japan	—	39,048,675	—	39,048,675
Netherlands	—	15,882,811	—	15,882,811
Norway	—	12,806,491	—	12,806,491
Portugal	—	989,268	—	989,268
Spain	—	5,472,965	—	5,472,965
Supranational Organization Obligations	—	6,353,702	—	6,353,702
Sweden	—	16,831,560	—	16,831,560
Switzerland	—	9,196,033	—	9,196,033
United Kingdom	—	22,089,367	—	22,089,367
United States	—	364,096,278	—	364,096,278
U.S. Treasury Obligations	—	112,723,874	—	112,723,874
Commercial Paper	—	110,299,266	—	110,299,266
Foreign Sovereign Obligations	—	12,598,950	—	12,598,950
Securities Lending Collateral	—	590,543	—	590,543
Forward Currency Contracts**	—	2,292,505	—	2,292,505
TOTAL	—	$998,240,210	—	$998,240,210
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (12.0%)
Federal Home Loan Bank Discount Notes
∞	4.567%, 02/06/24	6,000	$5,994,800
∞	4.985%, 02/14/24	114,140	113,909,184
∞	5.575%, 02/26/24	1,000	996,244
∞	5.126%, 02/27/24	31,320	31,197,852
∞	5.128%, 02/28/24	1,350	1,344,540
∞	5.128%, 05/03/24	27,850	27,482,357
TOTAL AGENCY OBLIGATIONS			180,924,977
U.S. TREASURY OBLIGATIONS — (87.4%)
U.S. Treasury Bills
∞	4.755%, 02/20/24	62,000	61,827,812
∞	4.950%, 03/05/24	153,450	152,710,819
∞	5.395%, 03/12/24	147,500	146,636,907
∞	4.902%, 03/14/24	64,000	63,738,227
∞	4.986%, 03/14/24	53,000	52,728,404
∞	5.366%, 03/19/24	66,123	65,667,203
∞	5.380%, 03/26/24	3,600	3,571,623
∞	5.057%, 05/02/24	53,000	52,462,411
∞	5.082%, 05/02/24	125,835	124,306,697
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r)	5.420%, 07/31/25	147,375	147,214,839
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r)	5.464%, 04/30/25	148,325	148,290,701
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.170%, FRN
(r)	5.465%, 10/31/25	146,700	146,618,048
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r)	5.495%, 01/31/25	148,250	148,290,889
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.245%, FRN
(r)	5.540%, 01/31/26	3,750	3,752,036
TOTAL U.S. TREASURY OBLIGATIONS			1,317,816,616
TOTAL INVESTMENT SECURITIES (Cost $1,498,746,664)			1,498,741,593

	Shares
TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund 5.300%	9,582,648	9,582,648
TOTAL INVESTMENTS — (100.0%)
(Cost $1,508,329,312)^^		$1,508,324,241

DFA Short-Term Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$180,924,977	—	$180,924,977
U.S. Treasury Obligations	—	1,317,816,616	—	1,317,816,616
Temporary Cash Investments	$9,582,648	—	—	9,582,648
TOTAL	$9,582,648	$1,498,741,593	—	$1,508,324,241

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Bank Discount Notes
∞	5.575%, 02/26/24		24,000	$23,909,867
BONDS — (54.4%)
AUSTRALIA — (7.5%)
Australia & New Zealand Banking Group Ltd.
	1.550%, 08/29/24	AUD	5,750	3,707,105
	4.050%, 05/12/25	AUD	19,446	12,680,638
#(r)	SOFR + 0.640%, FRN, 5.978%, 10/03/25		1,600	1,603,624
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)	3M Swap + 0.770%, FRN, 5.189%, 05/12/25	AUD	5,000	3,289,535
(r)Ω	SOFR + 0.750%, FRN, 6.088%, 07/03/25		40,120	40,244,973
(r)	3M Swap + 0.920%, FRN, 5.267%, 11/04/25	AUD	33,300	21,960,110
(r)	3M Swap + 0.830%, FRN, 5.188%, 03/31/26	AUD	20,300	13,352,713
(r)	3M Swap + 0.970%, FRN, 5.389%, 05/12/27	AUD	4,000	2,636,082
(r)	3M Swap + 1.200%, FRN, 5.547%, 11/04/27	AUD	3,400	2,257,290
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	17,300	11,294,554
(r)	3M Swap + 0.750%, FRN, 5.131%, 08/17/26	AUD	6,500	4,266,774
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.740%, FRN, 6.094%, 03/14/25		14,600	14,647,640
(r)Ω	SOFR + 0.400%, FRN, 5.722%, 07/07/25		25,381	25,325,440
(r)	3M Swap + 0.800%, FRN, 5.183%, 08/18/25	AUD	27,730	18,252,747
(r)Ω	SOFR + 0.630%, FRN, 5.976%, 09/12/25		4,600	4,604,526
(r)	3M Swap + 0.900%, FRN, 5.250%, 01/13/26	AUD	50,100	33,016,017
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.700%, FRN, 5.050%, 01/14/27	AUD	33,700	$22,050,352
(r)	3M Swap + 1.020%, FRN, 5.403%, 08/18/27	AUD	15,000	9,896,517
(r)	3M Swap + 1.150%, FRN, 5.500%, 01/13/28	AUD	18,800	12,450,081
National Australia Bank Ltd.
	0.250%, 05/20/24	EUR	20,208	21,592,186
	3.900%, 05/30/25	AUD	26,280	17,099,104
(r)	3M Swap + 0.410%, FRN, 4.789%, 08/24/26	AUD	11,000	7,159,113
	2.900%, 02/25/27	AUD	8,000	4,997,220
(r)	3M Swap + 0.720%, FRN, 5.098%, 02/25/27	AUD	15,640	10,237,097
National Australia Bank Ltd., Floating Rate Note,
(r)Ω	SOFR + 0.380%, FRN, 5.700%, 01/12/25		1,500	1,499,655
(r)	3M Swap + 0.770%, FRN, 5.116%, 01/21/25	AUD	15,840	10,421,456
(r)Ω	SOFR + 0.760%, FRN, 6.118%, 05/13/25		48,550	48,694,613
(r)	3M Swap + 0.900%, FRN, 5.267%, 05/30/25	AUD	36,050	23,758,967
(r)	3M Swap + 0.920%, FRN, 5.298%, 11/25/25	AUD	45,167	29,785,350
(r)	3M Swap + 0.780%, FRN, 5.199%, 05/12/26	AUD	26,000	17,082,888
(r)	3M Swap + 1.200%, FRN, 5.578%, 11/25/27	AUD	7,200	4,777,553
Queensland Treasury Corp.
	5.750%, 07/22/24	AUD	7,900	5,218,032
Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	17,400	11,542,275
Westpac Banking Corp.
	3.300%, 02/26/24		33,411	33,360,110
(r)	SOFR + 0.720%, FRN, 6.076%, 11/17/25		4,497	4,510,190
	4.125%, 06/04/26	AUD	10,000	6,499,273

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.750%, FRN, 5.164%, 08/10/26	AUD	26,000	$17,057,175
Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.690%, FRN, 5.053%, 03/17/25	AUD	72,300	47,519,507
(r)	3M Swap + 0.800%, FRN, 5.219%, 08/11/25	AUD	59,300	39,023,332
(r)	3M Swap + 0.950%, FRN, 5.369%, 11/11/25	AUD	35,900	23,679,968
(r)	3M Swap + 0.750%, FRN, 5.138%, 02/16/26	AUD	40,900	26,873,519
(r)	3M Swap + 0.700%, FRN, 5.052%, 01/25/27	AUD	3,800	2,485,286
(r)	3M Swap + 1.050%, FRN, 5.433%, 05/20/27	AUD	9,100	6,008,070
(r)	3M Swap + 1.230%, FRN, 5.649%, 11/11/27	AUD	19,000	12,614,842
(r)	3M Swap + 0.980%, FRN, 5.368%, 02/16/28	AUD	7,100	4,671,464
TOTAL AUSTRALIA				695,704,963
BELGIUM — (1.3%)
Dexia SA
	0.625%, 02/03/24	EUR	17,350	18,746,549
Δ	0.000%, 05/29/24	EUR	33,900	36,184,971
	0.500%, 07/16/24		30,086	29,410,567
Kingdom of Belgium Government Bonds
	2.600%, 06/22/24	EUR	31,700	34,096,840
TOTAL BELGIUM				118,438,927
CANADA — (8.8%)
Bank of Montreal
	2.700%, 09/11/24	CAD	91,850	67,354,617
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	70,000	51,481,721
Canada Government Bonds
	0.750%, 02/01/24	CAD	44,300	32,945,005
	2.250%, 03/01/24	CAD	23,000	17,069,731
	1.500%, 05/01/24	CAD	81,500	60,098,256
Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	29,700	21,908,789
CDP Financial, Inc.
	3.150%, 07/24/24		16,980	16,801,094
			Face Amount^	Value†
			(000)

CANADA — (Continued)
CDP Financial, Inc.
(r),Ω	SOFR + 0.400%, FRN, 5.756%, 05/19/25		33,800	$33,834,560
	CPPIB Capital, Inc.
	0.375%, 06/20/24	EUR	53,600	57,171,920
CPPIB Capital, Inc.
(r)Ω	SOFR + 1.250%, FRN, 6.606%, 03/11/26		18,958	19,298,912
	Export Development Canada
	2.625%, 02/21/24		26,580	26,538,614
	OMERS Finance Trust
	2.500%, 05/02/24		3,870	3,840,894
	Province of Alberta
	3.100%, 06/01/24	CAD	106,600	78,761,657
	Province of Manitoba
	2.600%, 04/16/24		52,000	51,692,943
Province of Ontario
	3.500%, 06/02/24	CAD	50,400	37,285,391
	0.375%, 06/14/24	EUR	9,400	10,028,593
	4.250%, 08/22/24	AUD	4,500	2,946,018
	Province of Quebec
	2.500%, 04/09/24		94,245	93,723,705
	Province of Saskatchewan
	3.200%, 06/03/24	CAD	29,750	21,991,035
	PSP Capital, Inc.
	3.290%, 04/04/24	CAD	64,200	47,603,838
	Toronto-Dominion Bank
	3.226%, 07/24/24	CAD	93,147	68,672,919
	TOTAL CANADA			821,050,212
DENMARK — (0.5%)
Kommunekredit
	0.250%, 02/16/24	EUR	23,300	25,143,803
	2.000%, 06/25/24	GBP	14,650	18,321,843
	0.750%, 08/15/24	GBP	900	1,113,854
	TOTAL DENMARK			44,579,500
FINLAND — (0.9%)
Kuntarahoitus OYJ
	0.125%, 03/07/24	EUR	52,900	56,972,951
	0.875%, 12/16/24	GBP	20,847	25,497,265
	TOTAL FINLAND			82,470,216
FRANCE — (2.4%)
	Agence Francaise de Developpement EPIC
	0.375%, 04/30/24	EUR	5,500	5,889,429
	Bpifrance SACA
	2.500%, 05/25/24	EUR	29,700	31,940,677
	Caisse d'Amortissement de la Dette Sociale
	0.375%, 05/27/24		37,800	37,192,863

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Caisse des Depots et Consignations, Floating Rate Note, SOFR + 0.340%, FRN
(r)	5.701%, 05/03/26		68,000	$67,908,880
French Republic Government Bonds OAT
Δ	0.000%, 03/25/24	EUR	7,100	7,629,635
Regie Autonome des Transports Parisiens EPIC
	0.375%, 06/15/24	EUR	7,000	7,458,236
SFIL SA
Δ	0.000%, 05/24/24	EUR	27,100	28,911,048
Societe Nationale SNCF SACA
	4.625%, 02/02/24	EUR	17,600	19,020,324
Unedic Asseo
	2.375%, 05/25/24	EUR	20,200	21,715,187
TOTAL FRANCE				227,666,279
GERMANY — (4.1%)
Erste Abwicklungsanstalt
	0.250%, 03/01/24		51,800	51,584,926
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24		111,100	110,525,670
Landeskreditbank Baden-Wuerttemberg Foerderbank
	2.000%, 07/23/24		113,054	111,263,451
	0.375%, 12/09/24	GBP	31,593	38,484,830
	4.250%, 08/07/25	AUD	2,300	1,503,264
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	19,000	12,469,763
	0.400%, 09/23/24	AUD	5,000	3,196,825
	4.250%, 01/09/25	AUD	3,400	2,227,242
NRW Bank
	1.050%, 03/31/26	AUD	27,092	16,536,202
Siemens Financieringsmaatschappij NV
#Ω	0.650%, 03/11/24		1,809	1,799,579
Ω	3.125%, 03/16/24		9,300	9,271,337
State of North Rhine-Westphalia
	0.625%, 12/16/24	GBP	20,200	24,642,353
TOTAL GERMANY				383,505,442
IRELAND — (1.7%)
Ireland Government Bonds
	3.400%, 03/18/24	EUR	143,900	155,421,710
NETHERLANDS — (3.9%)
BNG Bank NV
	2.000%, 04/12/24	GBP	36,299	45,710,356
	0.250%, 06/07/24	EUR	11,200	11,958,136
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
	3.250%, 07/15/25	AUD	21,875	$14,128,242
	Cooperatieve Rabobank UA, 3M Swap + 0.730%, FRN
(r)	5.086%, 01/27/27	AUD	21,300	13,911,043
Cooperatieve Rabobank UA, Floating Rate Note,
(r)	SOFR + 0.700%, FRN, 6.019%, 07/18/25		68,962	69,108,247
(r)	3M Swap + 0.880%, FRN, 5.246%, 05/22/26	AUD	4,600	3,023,378
Nederlandse Waterschapsbank NV
	1.125%, 03/15/24		7,700	7,661,036
	2.000%, 12/16/24	GBP	34,950	43,116,187
	Netherlands Government Bonds
	2.000%, 07/15/24	EUR	91,450	98,076,791
Shell International Finance BV
	1.125%, 04/07/24	EUR	6,300	6,772,259
	0.750%, 05/12/24	EUR	47,300	50,663,813
	TOTAL NETHERLANDS			364,129,488
NEW ZEALAND — (0.7%)
	New Zealand Government Bonds
	0.500%, 05/15/24	NZD	19,800	11,934,279
	New Zealand Local Government Funding Agency Bonds
	2.250%, 04/15/24	NZD	86,399	52,448,571
	TOTAL NEW ZEALAND			64,382,850
NORWAY — (2.3%)
Kommunalbanken AS
	2.750%, 02/05/24		11,438	11,435,378
	2.000%, 06/19/24		34,200	33,764,955
	5.250%, 07/15/24	AUD	4,246	2,793,021
	4.250%, 07/16/25	AUD	24,924	16,315,813
(r)	SOFR + 1.000%, FRN, 6.354%, 06/17/26		15,252	15,463,060
	Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)Ω	6.354%, 06/17/26		30,500	30,933,409
	Norway Government Bonds
	3.000%, 03/14/24	NOK	1,074,800	101,983,495
	TOTAL NORWAY			212,689,131
SINGAPORE — (0.1%)
	DBS Bank Ltd., Floating Rate Note, 3M Swap + 0.850%, FRN
(r)	5.213%, 06/16/25	AUD	7,200	4,737,852

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SINGAPORE — (Continued)
United Overseas Bank Ltd., 3M Swap + 0.730%, FRN
(r)	5.093%, 03/16/26	AUD	6,000	$3,936,236
United Overseas Bank Ltd., Floating Rate Note, 3M Swap + 0.350%, FRN
(r)	4.733%, 05/20/24	AUD	9,400	6,166,058
TOTAL SINGAPORE				14,840,146
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.4%)
African Development Bank
	4.750%, 03/06/24	AUD	5,500	3,608,582
	4.000%, 01/10/25	AUD	34,000	22,203,471
Asian Development Bank
	1.625%, 03/15/24		151,339	150,652,367
	0.375%, 06/11/24		2,532	2,487,493
	1.100%, 08/15/24	AUD	5,150	3,318,586
	3.750%, 03/12/25	AUD	12,000	7,820,300
Asian Development Bank, Floating Rate Note,
(r)	SOFR + 1.000%, FRN, 6.354%, 06/16/26		657	667,342
(r)	SOFR + 1.000%, FRN, 6.360%, 08/27/26		12,348	12,558,780
Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	7,900	4,810,119
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.981%, 08/16/27		48,000	48,149,376
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.250%, 02/09/24	EUR	2,878	3,108,153
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.190%, FRN
(r)	5.536%, 04/14/26		6,344	6,333,152
European Financial Stability Facility
	2.125%, 02/19/24	EUR	85,144	91,938,582
Δ	0.000%, 04/19/24	EUR	75,685	81,149,740
	1.750%, 06/27/24	EUR	18,276	19,605,116
European Investment Bank
	4.125%, 04/15/24	EUR	10,400	11,247,150
	4.750%, 08/07/24	AUD	12,896	8,472,242
	0.750%, 09/09/24	NOK	113,000	10,502,529
	1.700%, 11/15/24	AUD	9,035	5,804,139
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.359%, 05/21/28		10,197	$10,468,201
European Stability Mechanism
	0.125%, 04/22/24	EUR	58,686	62,926,584
European Union
	1.875%, 04/04/24	EUR	7,800	8,402,403
Inter-American Development Bank
	3.000%, 02/21/24		13,467	13,448,400
	4.750%, 08/27/24	AUD	22,500	14,785,476
	1.700%, 10/10/24	CAD	8,072	5,870,955
Inter-American Development Bank, Floating Rate Note,
(r)	SOFR + 0.170%, FRN, 5.524%, 09/16/26		27,700	27,602,205
(r)	SOFR + 0.280%, FRN, 5.626%, 04/12/27		6,000	5,989,200
(r)	SOFR + 0.350%, FRN, 5.703%, 10/04/27		58,579	58,481,761
(r)	SOFR + 0.270%, FRN, 5.624%, 03/20/28		51,000	50,724,180
(r)	SOFR + 0.350%, FRN, 5.702%, 10/05/28		103,500	103,505,369
International Bank for Reconstruction & Development
	2.500%, 03/19/24		89,543	89,191,668
	2.250%, 03/28/24		12,000	11,939,000
	1.800%, 07/26/24	CAD	25,953	19,006,912
International Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.180%, FRN, 5.534%, 06/15/26		39,000	38,918,139
(r)	SOFR + 0.370%, FRN, 5.716%, 01/12/27		40,530	40,631,730
(r)	SOFR + 0.430%, FRN, 5.790%, 08/19/27		38,284	38,426,034
International Finance Corp.
	1.450%, 07/22/24	AUD	11,952	7,731,862
	1.375%, 09/13/24	CAD	6,144	4,469,955
Nordic Investment Bank
	4.750%, 02/28/24	AUD	15,000	9,841,949
	1.875%, 04/10/24	NOK	76,000	7,186,884
	1.500%, 03/13/25	NOK	106,500	9,801,169
Nordic Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.361%, 05/12/26		22,400	22,749,624
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,156,536,879

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWEDEN — (4.5%)
Kommuninvest I Sverige AB
	0.375%, 02/16/24		4,200	$4,191,220
Ω	1.375%, 05/08/24		71,550	70,767,124
#Ω	2.875%, 07/03/24		43,817	43,368,055
	1.000%, 10/02/24	SEK	639,000	60,160,987
	1.000%, 05/12/25	SEK	184,000	17,125,249
Svensk Exportkredit AB
	0.375%, 07/30/24		72,022	70,309,338
	3.625%, 09/03/24		93,900	92,996,727
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.362%, 08/03/26		53,250	54,014,178
Svenska Handelsbanken AB
Ω	0.550%, 06/11/24		4,500	4,421,805
TOTAL SWEDEN				417,354,683
UNITED STATES — (3.3%)
Amazon.com, Inc.
	2.730%, 04/13/24		120,000	119,308,448
Apple, Inc.
	2.513%, 08/19/24	CAD	22,000	16,137,588
Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	31,427	33,442,103
Roche Holdings, Inc.
Ω	1.882%, 03/08/24		106,000	105,651,192
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.100%, 11/13/26		18,040	18,124,625
Sanofi SA
	0.625%, 04/05/24	EUR	17,200	18,480,159
TOTAL UNITED STATES				311,144,115
TOTAL BONDS				5,069,914,541
U.S. TREASURY OBLIGATIONS — (16.4%)
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.464%, 04/30/25		414,000	413,904,267
(r)	3M USTMMR + 0.125%, FRN, 5.420%, 07/31/25		345,000	344,625,068
(r)	3M USTMMR + 0.170%, FRN, 5.465%, 10/31/25		545,000	544,695,541
(r)	3M USTMMR + 0.245%, FRN, 5.540%, 01/31/26		225,000	225,122,186
TOTAL U.S. TREASURY OBLIGATIONS				1,528,347,062
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (24.7%)
AUSTRALIA — (2.1%)
Australia & New Zealand Banking Group Ltd.
Ω	5.874%, 02/20/24	23,000	$22,931,880
Ω	5.871%, 02/22/24	15,000	14,951,115
Ω	5.893%, 02/22/24	50,000	49,837,050
Ω	5.550%, 03/25/24	49,000	48,604,570
National Australia Bank Ltd.
Ω	5.569%, 03/05/24	20,000	19,899,385
Ω	5.572%, 03/05/24	35,000	34,823,924
TOTAL AUSTRALIA			191,047,924
AUSTRIA — (0.9%)
Oesterreichische Kontrollbank AG
	5.650%, 02/12/24	22,141	22,101,705
	5.736%, 04/05/24	65,000	64,366,054
TOTAL AUSTRIA			86,467,759
CANADA — (6.3%)
Canadian Imperial Bank of Commerce
Ω	5.785%, 02/05/24	30,000	29,977,848
Ω	5.651%, 06/05/24	12,000	11,776,854
CDP Financial, Inc.
Ω	5.550%, 03/11/24	37,500	37,277,222
Ω	5.832%, 04/08/24	49,500	48,992,233
Ω	5.778%, 04/10/24	22,540	22,302,307
Province Of Alberta
Ω	5.669%, 02/28/24	30,000	29,876,121
PSP Capital, Inc.
Ω	5.450%, 02/02/24	40,000	39,988,298
Ω	5.709%, 03/05/24	50,000	49,750,541
Ω	5.731%, 05/13/24	10,000	9,849,851
Royal Bank of Canada
	5.795%, 02/13/24	150,000	149,711,549
Toronto-Dominion Bank
Ω	5.559%, 03/05/24	40,000	39,799,936
Ω	5.571%, 03/12/24	44,750	44,479,313
Ω	5.570%, 03/18/24	75,000	74,478,665
TOTAL CANADA			588,260,738
FRANCE — (4.0%)
Caisse d'Amortissement de la Dette Sociale
Ω	5.723%, 04/29/24	90,000	88,795,978
Ω	5.587%, 02/01/24	16,000	15,997,639
Ω	5.612%, 02/26/24	25,000	24,903,768
Caisse des Depots et Consignations
Ω	5.736%, 03/01/24	30,000	29,866,500
Ω	5.684%, 03/04/24	25,000	24,877,579
Ω	5.701%, 03/11/24	35,000	34,792,074
Ω	5.720%, 03/12/24	50,000	49,695,499
Ω	5.750%, 03/26/24	37,000	36,693,431

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

FRANCE — (Continued)
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.460%, 02/06/24	17,000	$16,984,959
Ω	5.490%, 03/12/24	50,000	49,696,847
TOTAL FRANCE			372,304,274
GERMANY — (3.3%)
Erste Abwicklungsanstalt
Ω	5.746%, 02/28/24	25,000	24,896,201
FMS Wertmanagement
Ω	5.490%, 02/26/24	45,000	44,827,541
Ω	5.465%, 03/04/24	20,000	19,902,613
NRW Bank
Ω	5.723%, 02/06/24	50,000	49,956,214
Ω	5.709%, 02/09/24	25,000	24,967,149
Ω	5.703%, 02/12/24	25,000	24,956,182
Ω	5.714%, 02/20/24	15,000	14,956,139
Ω	5.520%, 02/28/24	39,000	38,840,184
Ω	5.741%, 03/04/24	40,000	39,806,767
Ω	5.751%, 03/25/24	25,000	24,802,375
TOTAL GERMANY			307,911,365
NETHERLANDS — (2.5%)
Cooperatieve Rabobank UA
	5.560%, 02/07/24	40,000	39,958,894
	5.570%, 02/12/24	88,000	87,845,029
	5.550%, 02/12/24	20,000	19,964,779
	5.618%, 06/04/24	39,500	38,780,359
Nederlandse Waterschapsbank NV
Ω	5.559%, 02/26/24	50,000	49,807,135
TOTAL NETHERLANDS			236,356,196
SINGAPORE — (1.2%)
United Overseas Bank Ltd.
Ω	5.600%, 02/27/24	110,500	110,056,840
UNITED STATES — (4.4%)
BNG Bank NV
Ω	5.548%, 03/08/24	15,000	14,917,583
Ω	5.551%, 03/08/24	25,000	24,862,637
National Securities Clearing Corp.
Ω	5.460%, 02/02/24	29,000	28,991,452
Ω	5.470%, 03/12/24	50,000	49,695,499
Ω	5.480%, 04/08/24	68,500	67,804,314
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ω	5.739%, 04/22/24		46,000	$45,436,365
Ω	5.747%, 04/22/24		40,000	39,509,883
Ω	5.752%, 04/24/24		43,000	42,461,009
Nederlandse Waterschapsbank NV
Ω	5.562%, 04/02/24		58,500	57,956,689
Ω	5.561%, 04/02/24		40,500	40,123,862
TOTAL UNITED STATES				411,759,293
TOTAL COMMERCIAL PAPER (Cost $2,304,178,346)				2,304,164,389
FOREIGN SOVEREIGN OBLIGATIONS — (4.2%)
CANADA — (1.3%)
Canada Treasury Bills
∞	5.085%, 02/01/24	CAD	47,400	35,251,117
∞	5.023%, 03/14/24	CAD	111,000	82,079,482
TOTAL CANADA				117,330,599
SWEDEN — (0.5%)
Sweden Treasury Bills
∞	4.022%, 03/20/24	SEK	500,000	47,796,783
UNITED KINGDOM — (2.4%)
U.K. Treasury Bills
∞	5.287%, 03/11/24	GBP	160,000	201,643,364
∞	5.276%, 03/18/24	GBP	15,000	18,885,264
TOTAL UNITED KINGDOM				220,528,628
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				385,656,010
TOTAL INVESTMENT SECURITIES (Cost $9,300,604,342)				9,311,991,869

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	111,175	1,286,069
TOTAL INVESTMENTS — (100.0%)
(Cost $9,301,890,411)^^			$9,313,277,938

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
As of January 31, 2024, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	67,681,560	NOK	696,134,831	Bank of America Corp.	02/05/24	$1,486,688
USD	94,710,827	CAD	125,731,833	State Street Bank and Trust	02/05/24	1,186,898
USD	127,248,844	AUD	187,274,331	State Street Bank and Trust	02/05/24	4,375,637
USD	103,464,169	AUD	154,642,455	Citibank, N.A.	02/09/24	1,988,095
USD	100,368,190	AUD	149,386,103	Bank of New York Mellon	02/12/24	2,331,621
USD	68,015,477	SEK	696,675,319	Barclays Capital	02/12/24	1,043,308
USD	129,731,373	EUR	118,368,970	Barclays Capital	02/12/24	1,756,943
USD	20,956,484	NZD	33,501,392	Citibank, N.A.	02/12/24	478,497
USD	44,076,665	EUR	40,217,586	Bank of New York Mellon	02/13/24	593,670
USD	10,626,246	GBP	8,347,146	Citibank, N.A.	02/13/24	47,001
USD	94,030,473	AUD	143,232,039	Citibank, N.A.	02/15/24	23,282
USD	96,950,250	EUR	89,068,597	HSBC Bank	02/15/24	641,823
USD	77,746,153	EUR	71,299,881	HSBC Bank	02/16/24	647,534
USD	103,896,580	AUD	157,188,969	State Street Bank and Trust	02/16/24	725,661
USD	76,831,464	EUR	70,631,053	State Street Bank and Trust	02/20/24	443,322
USD	44,284,362	NZD	72,393,627	Australia and New Zealand Bank	02/21/24	32,350
USD	96,250,144	AUD	145,806,091	Citibank, N.A.	02/21/24	534,580
USD	86,298,903	EUR	79,206,623	Societe Generale	02/21/24	632,628
USD	72,765,170	GBP	57,374,193	State Street Bank and Trust	02/21/24	43,999
USD	102,596,492	AUD	155,369,898	Bank of New York Mellon	02/23/24	595,958
USD	63,514,480	EUR	58,218,447	State Street Bank and Trust	02/23/24	542,806
USD	84,185,954	EUR	77,225,383	Bank of America Corp.	02/26/24	645,071
USD	80,311,494	GBP	63,192,137	Citibank, N.A.	02/26/24	212,955
USD	28,830,783	GBP	22,636,347	Bank of New York Mellon	02/27/24	138,088
USD	101,833,522	CAD	136,802,441	Citibank, N.A.	02/27/24	45,672
USD	97,412,848	CAD	130,762,847	State Street Bank and Trust	03/01/24	114,936
USD	82,287,960	EUR	74,718,695	State Street Bank and Trust	03/12/24	1,407,096
USD	75,631,710	SGD	101,150,000	Royal Bank of Scotland	03/14/24	92,862
USD	75,817,810	EUR	68,961,643	State Street Bank and Trust	03/21/24	1,139,646
USD	62,999,660	EUR	56,706,646	State Street Bank and Trust	03/28/24	1,573,710
USD	85,131,565	EUR	77,643,615	Barclays Capital	04/02/24	1,007,953
USD	65,079,660	EUR	59,402,688	Barclays Capital	04/04/24	713,801
USD	82,337,595	EUR	74,964,131	HSBC Bank	04/05/24	1,106,625
USD	38,728,981	EUR	35,290,700	HSBC Bank	04/08/24	483,126
Total Appreciation						$28,833,842
USD	15,440,019	CAD	20,836,711	Citibank, N.A.	02/05/24	$(59,088)
USD	146,228,912	GBP	115,588,321	State Street Bank and Trust	02/05/24	(259,562)
AUD	31,318,509	USD	21,001,099	State Street Bank and Trust	02/05/24	(452,604)
EUR	5,525,895	USD	6,024,078	Citibank, N.A.	02/12/24	(49,765)
EUR	39,461,997	USD	42,779,646	UBS AG	02/12/24	(115,369)
EUR	36,614,090	USD	39,700,295	Barclays Capital	02/15/24	(110,075)
USD	29,335,036	CAD	39,634,333	Bank of New York Mellon	02/16/24	(150,642)
USD	79,486,581	GBP	62,857,602	Citibank, N.A.	02/16/24	(181,583)
USD	96,453,130	CAD	130,008,258	Morgan Stanley and Co. International	02/16/24	(265,584)
NOK	69,937,552	USD	6,714,088	Citibank, N.A.	02/20/24	(61,339)
USD	72,954,180	NOK	768,092,080	State Street Bank and Trust	02/20/24	(109,915)
USD	136,624,228	CAD	184,039,981	HSBC Bank	02/21/24	(299,959)
USD	58,239,110	SEK	608,426,221	Societe Generale	02/21/24	(270,717)
USD	100,122,853	CAD	134,871,100	HSBC Bank	02/26/24	(226,670)
SGD	101,150,000	USD	76,267,959	Citibank, N.A.	03/14/24	(729,112)
Total (Depreciation)						$(3,341,984)
Total Appreciation (Depreciation)						$25,491,858

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$23,909,867	—	$23,909,867
Bonds
Australia	—	695,704,963	—	695,704,963
Belgium	—	118,438,927	—	118,438,927
Canada	—	821,050,212	—	821,050,212
Denmark	—	44,579,500	—	44,579,500
Finland	—	82,470,216	—	82,470,216
France	—	227,666,279	—	227,666,279
Germany	—	383,505,442	—	383,505,442
Ireland	—	155,421,710	—	155,421,710
Netherlands	—	364,129,488	—	364,129,488
New Zealand	—	64,382,850	—	64,382,850
Norway	—	212,689,131	—	212,689,131
Singapore	—	14,840,146	—	14,840,146
Supranational Organization Obligations	—	1,156,536,879	—	1,156,536,879
Sweden	—	417,354,683	—	417,354,683
United States	—	311,144,115	—	311,144,115
U.S. Treasury Obligations	—	1,528,347,062	—	1,528,347,062
Commercial Paper	—	2,304,164,389	—	2,304,164,389
Foreign Sovereign Obligations	—	385,656,010	—	385,656,010
Securities Lending Collateral	—	1,286,069	—	1,286,069
Forward Currency Contracts**	—	25,491,858	—	25,491,858
TOTAL	—	$9,338,769,796	—	$9,338,769,796
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (97.0%)
AUSTRALIA — (7.7%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	20,000	$11,268,261
	1.750%, 03/20/34	AUD	6,000	3,010,135
	4.750%, 02/20/35	AUD	5,000	3,278,968
Queensland Treasury Corp.
	3.500%, 08/21/30	AUD	11,000	6,945,290
	1.750%, 08/21/31	AUD	7,000	3,843,588
	1.750%, 07/20/34	AUD	7,000	3,495,303
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	6,000	3,199,109
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,000	6,395,389
	2.250%, 11/20/34	AUD	51,500	26,436,920
	2.000%, 09/17/35	AUD	11,000	5,359,942
	2.000%, 11/20/37	AUD	4,200	1,914,082
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	10,000	5,142,439
TOTAL AUSTRALIA				80,289,426
BELGIUM — (1.2%)
Kingdom of Belgium Government Bonds
	1.900%, 06/22/38	EUR	13,000	12,233,959
CANADA — (10.0%)
CPPIB Capital, Inc.
	0.875%, 02/06/29	EUR	2,100	2,073,089
	1.500%, 03/04/33	EUR	31,520	30,103,564
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	24,000	23,033,698
	1.850%, 05/03/32	EUR	13,000	12,758,665
Province of Quebec
Δ	0.000%, 10/15/29	EUR	27,700	25,612,246
Δ	0.000%, 10/29/30	EUR	11,500	10,308,398
TOTAL CANADA				103,889,660
DENMARK — (4.1%)
Denmark Government Bonds
Δ	0.000%, 11/15/31	DKK	152,000	18,560,273
	2.250%, 11/15/33	DKK	150,000	21,592,610
Kommunekredit
Δ	0.000%, 11/17/29	EUR	2,917	2,718,582
TOTAL DENMARK				42,871,465
FINLAND — (6.6%)
Finland Government Bonds
	1.125%, 04/15/34	EUR	42,000	39,062,307
		Face Amount^	Value†
		(000)
FINLAND — (Continued)
Kuntarahoitus OYJ
1.250%, 02/23/33	EUR	30,511	$29,040,591
TOTAL FINLAND			68,102,898
FRANCE — (24.6%)
Action Logement Services
0.500%, 10/30/34	EUR	25,200	20,731,503
4.125%, 10/03/38	EUR	10,000	11,598,917
Agence Francaise de Developpement EPIC
1.375%, 07/05/32	EUR	6,000	5,732,890
0.500%, 05/31/35	EUR	5,000	4,089,532
French Republic Government Bonds OAT
1.250%, 05/25/34	EUR	75,000	70,611,817
4.750%, 04/25/35	EUR	35,000	44,996,790
1.250%, 05/25/36	EUR	65,000	58,729,464
SNCF Reseau
5.250%, 12/07/28	GBP	5,213	6,899,868
5.000%, 10/10/33	EUR	11,000	13,737,215
Societe Nationale SNCF SACA
0.625%, 04/17/30	EUR	16,000	15,054,586
Unedic Asseo
1.250%, 05/25/33	EUR	3,400	3,228,164
TOTAL FRANCE			255,410,746
GERMANY — (4.6%)
Deutsche Bahn Finance GmbH
1.625%, 08/16/33	EUR	4,773	4,613,983
Kreditanstalt fuer Wiederaufbau
5.750%, 06/07/32	GBP	14,775	21,094,753
0.050%, 09/29/34	EUR	10,000	8,139,099
State of North Rhine-Westphalia
2.375%, 05/13/33	EUR	4,600	4,846,980
1.100%, 03/13/34	EUR	10,000	9,267,545
TOTAL GERMANY			47,962,360
NETHERLANDS — (1.5%)
BNG Bank NV
3.300%, 04/26/29	AUD	19,600	12,128,137
1.250%, 03/30/37	EUR	4,500	3,918,610
TOTAL NETHERLANDS			16,046,747
NEW ZEALAND — (3.3%)
New Zealand Government Bonds
3.500%, 04/14/33	NZD	10,000	5,627,839
4.250%, 05/15/34	NZD	20,000	11,870,107
2.750%, 04/15/37	NZD	20,000	9,837,946

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
NEW ZEALAND — (Continued)
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	10,000	$5,337,922
2.000%, 04/15/37	NZD	3,000	1,233,382
TOTAL NEW ZEALAND			33,907,196
NORWAY — (2.7%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	27,783,493
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.7%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	13,369,470
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	15,000	9,268,716
0.150%, 10/10/34	EUR	30,000	24,506,261
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	28,535,089
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	16,178,876
2.150%, 01/18/27	JPY	517,100	3,721,598
3.875%, 06/08/37	GBP	4,250	5,172,739
European Stability Mechanism
1.200%, 05/23/33	EUR	16,700	15,886,482
European Union
1.250%, 04/04/33	EUR	7,200	6,882,954
3.375%, 10/04/38	EUR	9,000	10,044,158
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	9,277,638
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			142,843,981
		Face Amount^	Value†
		(000)
SWITZERLAND — (2.9%)
Swiss Confederation Government Bonds
4.000%, 04/08/28	CHF	22,900	30,001,428
UNITED KINGDOM — (14.1%)
U.K. Gilts
0.625%, 07/31/35	GBP	159,600	$140,025,371
1.750%, 09/07/37	GBP	6,500	6,212,686
TOTAL UNITED KINGDOM			146,238,057
TOTAL BONDS			1,007,581,416
U.S. TREASURY OBLIGATIONS — (3.0%)
U.S. Treasury Bonds
4.500%, 05/15/38		30,000	31,477,734
TOTAL INVESTMENT SECURITIES (Cost $1,245,051,222)			1,039,059,150
TOTAL INVESTMENTS — (100.0%)
(Cost $1,245,051,222)^^			$1,039,059,150
As of January 31, 2024, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	31,261,903	CHF	26,589,258	Citibank, N.A.	02/06/24	$436,688
USD	69,383,154	GBP	54,565,105	State Street Bank and Trust	02/09/24	229,073
USD	80,759,334	EUR	73,678,667	Barclays Capital	02/12/24	1,101,757
USD	68,939,628	GBP	54,167,373	Citibank, N.A.	02/12/24	287,982
USD	40,399,139	DKK	276,762,179	Citibank, N.A.	02/15/24	247,674

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	71,280,966	EUR	65,491,534	HSBC Bank	02/15/24	$466,034
USD	82,943,798	EUR	76,083,319	HSBC Bank	02/16/24	672,709
USD	81,108,395	EUR	74,555,990	State Street Bank and Trust	02/20/24	475,398
USD	85,023,459	EUR	78,046,844	Barclays Capital	02/21/24	611,549
USD	101,382,498	AUD	153,564,288	State Street Bank and Trust	02/21/24	574,004
USD	69,343,257	GBP	54,678,655	State Street Bank and Trust	02/21/24	38,651
NZD	712,858	USD	435,655	Citibank, N.A.	03/18/24	105
USD	34,436,672	NZD	56,273,118	UBS AG	03/18/24	37,682
USD	80,735,795	EUR	73,635,862	Morgan Stanley and Co. International	04/02/24	954,416
USD	86,778,252	EUR	79,073,554	HSBC Bank	04/08/24	1,083,275
Total Appreciation						$7,216,997
USD	33,393,298	JPY	4,908,777,079	State Street Bank and Trust	02/26/24	$(84,152)
EUR	3,155,501	USD	3,463,982	Australia and New Zealand Bank	04/08/24	(44,247)
Total (Depreciation)						$(128,399)
Total Appreciation (Depreciation)						$7,088,598
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$80,289,426	—	$80,289,426
Belgium	—	12,233,959	—	12,233,959
Canada	—	103,889,660	—	103,889,660
Denmark	—	42,871,465	—	42,871,465
Finland	—	68,102,898	—	68,102,898
France	—	255,410,746	—	255,410,746
Germany	—	47,962,360	—	47,962,360
Netherlands	—	16,046,747	—	16,046,747
New Zealand	—	33,907,196	—	33,907,196
Norway	—	27,783,493	—	27,783,493
Supranational Organization Obligations	—	142,843,981	—	142,843,981
Switzerland	—	30,001,428	—	30,001,428
United Kingdom	—	146,238,057	—	146,238,057
U.S. Treasury Obligations	—	31,477,734	—	31,477,734
Forward Currency Contracts**	—	7,088,598	—	7,088,598
TOTAL	—	$1,046,147,748	—	$1,046,147,748
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (26.6%)
Federal Home Loan Banks
4.375%, 03/13/26	6,080	$6,088,168
5.750%, 06/12/26	16,080	16,645,979
1.875%, 09/11/26	2,500	2,362,735
3.000%, 09/11/26	62,930	61,252,154
2.125%, 12/11/26	30,250	28,657,490
2.500%, 12/10/27	97,640	92,419,734
3.000%, 03/10/28	51,070	49,244,955
3.250%, 06/09/28	202,360	196,910,698
3.250%, 11/16/28	270,180	263,046,494
2.125%, 09/14/29	12,635	11,474,008
2.125%, 12/14/29	52,580	47,063,230
4.500%, 09/13/30	1,690	1,724,293
5.500%, 07/15/36	158,590	175,381,284
Tennessee Valley Authority
2.875%, 02/01/27	170,019	164,248,513
7.125%, 05/01/30	159,440	186,840,652
1.500%, 09/15/31	77,768	65,329,689
4.700%, 07/15/33	19,000	19,629,207
4.650%, 06/15/35	7,635	7,803,734
5.880%, 04/01/36	76,490	87,057,448
6.150%, 01/15/38	709	828,633
5.500%, 06/15/38	6,207	6,850,626
TOTAL AGENCY OBLIGATIONS		1,490,859,724
U.S. TREASURY OBLIGATIONS — (73.2%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,700,937
6.500%, 11/15/26	15,000	15,966,211
6.625%, 02/15/27	5,000	5,378,711
6.125%, 11/15/27	170,500	183,580,547
5.500%, 08/15/28	76,500	81,645,820
5.250%, 11/15/28	42,932	45,447,653
5.250%, 02/15/29	41,500	44,113,203
6.125%, 08/15/29	6,278	6,954,847
6.250%, 05/15/30	29,789	33,615,476
5.375%, 02/15/31	13,250	14,489,600
4.500%, 02/15/36	79,750	84,469,580
4.750%, 02/15/37	322,750	349,465,128
5.000%, 05/15/37	328,000	362,824,377
4.375%, 02/15/38	248,400	257,821,735
4.500%, 05/15/38	353,150	370,545,396
U.S. Treasury Notes
1.625%, 02/15/26	4,000	3,800,000
2.250%, 03/31/26	8,000	7,687,812
2.375%, 04/30/26	13,000	12,511,992
1.625%, 05/15/26	71,500	67,620,567
2.125%, 05/31/26	25,000	23,905,273
1.875%, 06/30/26	22,750	21,617,832
1.875%, 07/31/26	45,000	42,665,625
1.500%, 08/15/26	65,000	60,985,742
	Face Amount	Value†
	(000)

1.375%, 08/31/26	11,000	$10,280,273
1.625%, 09/30/26	19,000	17,854,062
1.625%, 10/31/26	31,000	29,073,398
2.000%, 11/15/26	35,550	33,660,018
1.500%, 01/31/27	5,000	4,650,781
2.250%, 02/15/27	51,500	48,943,105
1.125%, 02/28/27	55,500	50,947,266
0.625%, 03/31/27	5,000	4,505,469
0.500%, 04/30/27	5,000	4,475,586
2.375%, 05/15/27	161,000	153,126,094
0.500%, 05/31/27	22,000	19,643,594
0.500%, 06/30/27	12,250	10,911,592
0.375%, 07/31/27	3,000	2,652,891
2.250%, 08/15/27	114,400	108,023,093
0.500%, 08/31/27	5,000	4,430,469
0.375%, 09/30/27	5,000	4,398,047
0.500%, 10/31/27	7,000	6,169,570
2.250%, 11/15/27	5,000	4,706,445
0.625%, 11/30/27	5,000	4,417,969
2.750%, 02/15/28	28,750	27,498,926
1.125%, 02/29/28	5,000	4,479,297
1.250%, 03/31/28	5,000	4,493,359
1.250%, 04/30/28	37,000	33,175,703
2.875%, 05/15/28	88,000	84,438,750
1.250%, 06/30/28	13,500	12,062,988
1.000%, 07/31/28	6,000	5,289,375
2.875%, 08/15/28	10,750	10,296,904
1.250%, 09/30/28	25,000	22,206,055
1.375%, 10/31/28	50,875	45,372,153
3.125%, 11/15/28	21,000	20,307,656
2.625%, 02/15/29	130,000	122,494,531
2.375%, 05/15/29	232,500	215,825,391
1.625%, 08/15/29	44,700	39,803,953
4.000%, 10/31/29	23,500	23,600,977
1.750%, 11/15/29	44,250	39,536,338
3.875%, 11/30/29	91,750	91,563,633
3.875%, 12/31/29	86,250	86,057,959
3.500%, 01/31/30	16,000	15,645,625
1.500%, 02/15/30	38,400	33,469,500
4.000%, 02/28/30	38,000	38,164,766
3.625%, 03/31/30	5,000	4,919,531
3.500%, 04/30/30	12,600	12,308,625
0.625%, 05/15/30	152,050	124,401,845
3.750%, 06/30/30	20,000	19,808,594
4.000%, 07/31/30	22,000	22,098,828
0.625%, 08/15/30	125,000	101,430,664
1.250%, 08/15/31	214,250	177,325,351
1.375%, 11/15/31	7,500	6,225,586
2.875%, 05/15/32	16,000	14,797,500

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

4.500%, 11/15/33	13,000	$13,574,844
TOTAL U.S. TREASURY OBLIGATIONS		4,101,358,993
TOTAL INVESTMENT SECURITIES (Cost $5,946,439,650)		5,592,218,717

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 5.300%	12,341,925	$12,341,925
TOTAL INVESTMENTS — (100.0%)
(Cost $5,958,781,575)^^		$5,604,560,642
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,490,859,724	—	$1,490,859,724
U.S. Treasury Obligations	—	4,101,358,993	—	4,101,358,993
Temporary Cash Investments	$12,341,925	—	—	12,341,925
TOTAL	$12,341,925	$5,592,218,717	—	$5,604,560,642

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (76.3%)
	ABB Finance BV
	0.625%, 03/31/24	EUR	3,767	$4,048,729
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		6,000	5,907,179
	3.500%, 01/15/25		4,000	3,920,559
	6.500%, 07/15/25		7,102	7,201,932
	4.450%, 10/01/25		1,800	1,771,150
	1.750%, 01/30/26		16,100	14,996,277
	4.450%, 04/03/26		410	402,688
	AES Corp.
Ω	3.300%, 07/15/25		400	386,988
	1.375%, 01/15/26		8,849	8,207,219
	Aetna, Inc.
	3.500%, 11/15/24		1,236	1,218,272
	Affiliated Managers Group, Inc.
	4.250%, 02/15/24		33,658	33,637,097
	AIB Group PLC
	1.250%, 05/28/24	EUR	8,303	8,891,399
	Alimentation Couche-Tard, Inc.
	3.056%, 07/26/24	CAD	24,100	17,740,016
	Altria Group, Inc.
	2.350%, 05/06/25		5,000	4,832,188
	Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		16,150	15,910,953
	American Express Co.
	2.500%, 07/30/24		8,900	8,775,371
	2.250%, 03/04/25		3,080	2,984,872
	American Express Co., Floating Rate Note, SOFR + 0.650%, FRN
(r)	6.011%, 11/04/26		19,270	19,122,651
	American Express Co., Floating Rate Note, SOFR + 0.720%, FRN
(r)	6.082%, 05/03/24		1,232	1,233,017
	American Honda Finance Corp.
	0.550%, 07/12/24		50,000	48,915,356
	1.950%, 10/18/24	EUR	1,550	1,653,242
	American Honda Finance Corp., SOFR + 0.550%, FRN
(r)	5.872%, 02/12/25		350	350,521
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	6.055%, 01/09/26		1,600	1,601,677
			Face Amount^	Value†
			(000)
	American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	2,000	$2,092,045
	American Tower Corp.
	3.375%, 05/15/24		6,200	6,159,487
	2.400%, 03/15/25		4,300	4,166,937
	4.000%, 06/01/25		7,489	7,373,421
	American Water Capital Corp.
	3.400%, 03/01/25		1,676	1,644,277
	Amgen, Inc.
	3.625%, 05/22/24		4,928	4,898,749
	Aon Global Ltd.
	3.500%, 06/14/24		10,000	9,924,997
	APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		12,284	12,116,124
	4.200%, 03/23/25		11,334	11,179,107
	ArcelorMittal SA
	6.125%, 06/01/25		1,000	1,007,200
	Arrow Electronics, Inc.
	3.250%, 09/08/24		7,895	7,771,646
	Arval Service Lease SA
	0.875%, 02/17/25	EUR	9,600	10,067,028
	Asian Development Bank
	0.375%, 06/11/24		13,500	13,262,700
	Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	800	487,101
	Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.981%, 08/16/27		6,000	6,018,672
	AT&T, Inc.
	2.850%, 05/25/24	CAD	19,550	14,421,878
	Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
#(r)Ω	6.156%, 01/18/27		20,000	20,076,380
	Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.830%, FRN
(r)	5.188%, 03/31/26	AUD	3,300	2,170,638
	Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r)	5.267%, 11/04/25	AUD	7,000	4,616,239

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.088%, 07/03/25		11,820	$11,856,819
Banco Santander SA
	0.250%, 06/19/24	EUR	800	852,379
	3.496%, 03/24/25		4,000	3,917,929
Bank of America Corp.
	2.375%, 06/19/24	EUR	5,250	5,639,010
Bank of Montreal
	2.850%, 03/06/24	CAD	42,000	31,171,751
	0.625%, 07/09/24		400	391,712
	2.280%, 07/29/24	CAD	8,750	6,416,667
Bank of Montreal, Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	5.350%, 07/17/24	AUD	14,000	9,199,084
Bank of Montreal, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.974%, 09/15/26		1,545	1,532,253
Bank of Montreal, Floating Rate Note, SOFR + 0.710%, FRN
(r)	6.064%, 12/12/24		1,380	1,385,009
Bank of Montreal, Floating Rate Note, SOFR + 1.330%, FRN
(r)	6.688%, 06/05/26		6,000	6,064,430
Bank of New York Mellon Corp.
	1.600%, 04/24/25		3,500	3,366,571
Bank of New York Mellon Corp., Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.966%, 04/25/25		670	670,093
Bank of New Zealand
#Ω	3.500%, 02/20/24		1,750	1,748,172
Ω	1.000%, 03/03/26		20	18,469
Bank of Nova Scotia
	3.400%, 02/11/24		2,801	2,798,919
	0.650%, 07/31/24		300	293,047
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
(r)	5.724%, 07/31/24		4,284	4,287,414
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.445%, FRN
(r)	5.791%, 04/15/24		5,000	5,002,723
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.460%, FRN
(r)	5.806%, 01/10/25		1,170	1,169,082
			Face Amount^	Value†
			(000)
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.900%, FRN
#(r)	6.246%, 04/11/25		7,500	$7,523,647
Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r)	6.444%, 06/12/25		25,933	26,075,243
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		2,700	2,638,927
Ω	0.998%, 02/04/25		2,950	2,831,061
	0.998%, 02/04/25		4,400	4,222,599
	0.010%, 03/07/25	EUR	11,200	11,619,057
	1.000%, 05/23/25	EUR	5,400	5,642,383
Banque Federative du Credit Mutuel SA, SOFR + 1.130%, FRN
(r)Ω	6.475%, 01/23/27		8,250	8,300,027
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω	5.771%, 02/04/25		6,623	6,613,879
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 1.400%, FRN
(r)Ω	6.746%, 07/13/26		3,850	3,890,650
Banque Stellantis France SACA
	0.625%, 06/21/24	EUR	8,754	9,339,432
Δ	0.000%, 01/22/25	EUR	7,800	8,143,332
Barclays PLC
	3.650%, 03/16/25		12,419	12,184,034
	4.375%, 01/12/26		5,380	5,310,255
BAT Capital Corp.
	3.222%, 08/15/24		2,204	2,175,451
BAT International Finance PLC
	1.668%, 03/25/26		9,826	9,156,470
Baxter International, Inc.
	0.400%, 05/15/24	EUR	6,014	6,430,594
Bayer U.S. Finance II LLC
Ω	3.375%, 07/15/24		2,968	2,934,334
Ω	2.850%, 04/15/25		1,523	1,471,736
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	984,429
Becton Dickinson & Co.
	3.363%, 06/06/24		1,054	1,045,440
Belfius Bank SA
	0.010%, 10/15/25	EUR	5,000	5,090,649
Bell Telephone Co. of Canada or Bell Canada
	2.700%, 02/27/24	CAD	35,970	26,699,588
	0.750%, 03/17/24		5,000	4,970,008

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	BHP Billiton Finance Ltd.
	3.000%, 05/29/24	EUR	15,700	$16,898,718
	BMW U.S. Capital LLC
Ω	0.750%, 08/12/24		6,466	6,306,568
	BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.620%, FRN
(r)Ω	5.980%, 08/11/25		31,650	31,714,877
	BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.840%, FRN
(r)Ω	6.192%, 04/01/25		1,806	1,817,153
	BNG Bank NV, SOFR + 1.000%, FRN
(r)	6.362%, 08/05/26		20,000	20,283,002
	BNP Paribas SA
	1.000%, 06/27/24	EUR	5,083	5,429,072
	1.125%, 08/28/24	EUR	8,000	8,512,390
	Boardwalk Pipelines LP
	5.950%, 06/01/26		2,123	2,146,901
	Boeing Co.
	3.100%, 05/01/26		7,700	7,373,647
	Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	6,000	6,419,606
	3.650%, 03/15/25		11,425	11,252,743
	BP Capital Markets PLC
	1.876%, 04/07/24	EUR	20,986	22,584,955
	BPCE SA
	4.000%, 04/15/24		1,650	1,644,386
	1.000%, 07/15/24	EUR	2,300	2,452,577
Ω	2.375%, 01/14/25		21,027	20,398,132
	0.625%, 04/28/25	EUR	2,500	2,605,514
	Brixmor Operating Partnership LP
	3.850%, 02/01/25		2,651	2,601,869
	Brookfield Corp.
	4.000%, 01/15/25		39,625	39,090,225
	Brookfield Finance, Inc.
	4.000%, 04/01/24		534	532,017
	Brown & Brown, Inc.
	4.200%, 09/15/24		7,494	7,431,030
	CA Auto Bank SPA
	4.250%, 03/24/24	EUR	6,671	7,209,351
	CaixaBank SA
	0.375%, 02/03/25	EUR	2,300	2,403,580
	Campbell Soup Co.
	3.950%, 03/15/25		17,000	16,764,786
	Canada Government Bonds
	1.500%, 05/01/24	CAD	47,800	35,247,811
	Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	30,000	21,962,736
	Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.766%, 10/18/24		3,061	3,061,176
			Face Amount^	Value†
			(000)
	Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.940%, FRN
(r)	6.286%, 04/07/25		4,250	$4,279,840
	Canadian Natural Resources Ltd.
	3.550%, 06/03/24	CAD	3,900	2,883,061
	3.900%, 02/01/25		5,789	5,698,380
	2.050%, 07/15/25		3,809	3,643,499
	Capital One Financial Corp.
	3.750%, 04/24/24		1,959	1,950,543
	3.300%, 10/30/24		2,628	2,585,773
#	3.200%, 02/05/25		13,412	13,136,446
	Cardinal Health, Inc.
	3.079%, 06/15/24		6,000	5,940,711
	Carrier Global Corp.
	2.242%, 02/15/25		2,200	2,132,524
	Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.455%, FRN
#(r)	5.816%, 08/11/25		34,000	34,057,609
	CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.756%, 05/19/25		22,500	22,523,006
(r)	5.756%, 05/19/25		6,340	6,346,482
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		13,998	12,745,309
	Cencora, Inc.
	3.400%, 05/15/24		4,200	4,174,222
	Charles Schwab Corp.
#	0.750%, 03/18/24		4,682	4,653,856
	Charles Schwab Corp., Floating Rate Note, SOFR + 0.520%, FRN
(r)	5.881%, 05/13/26		14,653	14,545,317
	Charles Schwab Corp., Floating Rate Note, SOFR + 1.050%, FRN
(r)	6.408%, 03/03/27		12,000	11,913,536
	Charles Schwab Corp.
	3.850%, 05/21/25		9,100	8,965,019
	Chubb INA Holdings, Inc.
	0.300%, 12/15/24	EUR	8,972	9,398,451
	Cigna Group
	3.500%, 06/15/24		1,436	1,424,888
	3.250%, 04/15/25		4,630	4,529,819
	Citigroup, Inc.
	1.750%, 01/28/25	EUR	4,500	4,769,409
	3.400%, 05/01/26		2,009	1,945,452
	CNA Financial Corp.
	3.950%, 05/15/24		19,446	19,344,541
	CNH Industrial Capital LLC
	3.950%, 05/23/25		16,910	16,639,891
	CNO Financial Group, Inc.
	5.250%, 05/30/25		11,350	11,331,488

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Commerzbank AG
	1.750%, 01/22/25	GBP	1,100	$1,344,311
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.950%, FRN
(r)	5.331%, 08/17/28	AUD	6,500	4,270,301
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 1.020%, FRN
(r)	5.403%, 08/18/27	AUD	6,500	4,288,491
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
(r)Ω	5.976%, 09/12/25		19,900	19,919,582
Conagra Brands, Inc.
	4.300%, 05/01/24		6,776	6,748,909
Constellation Energy Generation LLC
	3.250%, 06/01/25		40,500	39,415,905
Cooperatieve Rabobank UA
	0.625%, 02/27/24	EUR	2,400	2,587,456
Ω	2.625%, 07/22/24		45,658	45,039,230
	2.625%, 07/22/24		1,000	986,448
	1.250%, 01/14/25	GBP	200	244,511
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	6.056%, 01/09/26		11,000	11,038,940
Cox Communications, Inc.
Ω	3.850%, 02/01/25		2,000	1,969,377
CPPIB Capital, Inc., Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω	6.606%, 03/11/26		1,517	1,544,279
(r)	6.606%, 03/11/26		4,550	4,631,820
Credit Agricole SA
Ω	3.875%, 04/15/24		5,462	5,440,991
	2.375%, 05/20/24	EUR	2,300	2,473,501
	1.000%, 09/16/24	EUR	3,000	3,184,411
	1.375%, 03/13/25	EUR	700	737,800
	1.000%, 09/18/25	EUR	7,000	7,294,532
Credit Agricole SA, SOFR + 1.290%, FRN
(r)Ω	6.637%, 07/05/26		9,955	10,070,368
Crown Castle, Inc.
	3.200%, 09/01/24		6,500	6,406,933
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25		37,415	36,704,108
Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.105%, 12/13/24		5,750	5,753,589
			Face Amount^	Value†
			(000)
	Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 1.000%, FRN
(r)Ω	6.347%, 04/05/24		1,275	$1,275,921
	Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	7,200	7,561,990
	Danske Bank AS
	0.625%, 05/26/25	EUR	670	696,906
	Deutsche Bank AG
	0.898%, 05/28/24		3,398	3,346,848
	2.625%, 12/16/24	GBP	2,500	3,085,433
	Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	10,700	11,267,397
	Devon Energy Corp.
	5.250%, 09/15/24		6,600	6,586,943
	Dexia SA
Δ	0.000%, 05/29/24	EUR	8,800	9,393,149
	0.500%, 01/17/25	EUR	22,400	23,544,007
	Diageo Finance PLC
	0.500%, 06/19/24	EUR	1,000	1,066,498
	1.750%, 09/23/24	EUR	2,600	2,772,186
	Discover Bank
	3.450%, 07/27/26		1,293	1,229,343
	Discover Financial Services
	4.500%, 01/30/26		1,502	1,483,453
	Discovery Communications LLC
	2.500%, 09/20/24	GBP	2,800	3,475,506
	3.450%, 03/15/25		1,010	987,468
	Dominion Energy, Inc.
	3.300%, 03/15/25		2,400	2,349,632
	Duke Energy Corp.
	3.750%, 04/15/24		1,100	1,095,419
	DXC Technology Co.
	1.800%, 09/15/26		2,639	2,415,363
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24		19,083	18,646,717
	Eaton Capital UnLtd Co.
	0.750%, 09/20/24	EUR	750	794,817
	Edison International
	3.550%, 11/15/24		1,500	1,475,547
	4.950%, 04/15/25		44,815	44,535,693
	EDP Finance BV
Ω	3.625%, 07/15/24		6,000	5,935,606
	Elevance Health, Inc.
	3.500%, 08/15/24		9,505	9,400,100
	3.350%, 12/01/24		400	393,499
	2.375%, 01/15/25		4,216	4,104,345
	Emera U.S. Finance LP
	0.833%, 06/15/24		4,270	4,185,703
	Enbridge, Inc.
	2.150%, 02/16/24		1,750	1,747,344
#	2.500%, 01/15/25		7,500	7,312,683

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Enel Finance International NV
	5.625%, 08/14/24	GBP	5,250	$6,645,382
	Energy Transfer LP
	4.900%, 02/01/24		1,196	1,196,000
	4.250%, 04/01/24		1,023	1,019,912
	4.500%, 04/15/24		859	856,631
	4.050%, 03/15/25		13,982	13,794,663
	2.900%, 05/15/25		9,845	9,556,734
	Enterprise Products Operating LLC
	3.900%, 02/15/24		4,360	4,356,297
	Equifax, Inc.
	2.600%, 12/01/24		6,900	6,744,038
	Equinix, Inc.
	2.625%, 11/18/24		15,500	15,137,385
	ERAC USA Finance LLC
#Ω	3.850%, 11/15/24		20,900	20,635,445
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.190%, FRN
(r)	5.536%, 04/14/26		2,078	2,074,447
	Evergy, Inc.
	2.450%, 09/15/24		16,000	15,695,073
	Exelon Corp.
	3.950%, 06/15/25		2,312	2,278,450
	Expedia Group, Inc.
	5.000%, 02/15/26		22,491	22,489,132
	Experian Finance PLC
	2.125%, 09/27/24	GBP	2,000	2,482,139
	Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	3,700	3,937,244
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		4,182	4,147,063
	Fidelity National Information Services, Inc.
	0.600%, 03/01/24		400	398,309
	Fiserv, Inc.
	2.750%, 07/01/24		10,986	10,855,590
	Flex Ltd.
	4.750%, 06/15/25		15,825	15,673,125
	3.750%, 02/01/26		31,223	30,397,631
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		2,400	2,364,209
	GAS Networks Ireland
	0.125%, 12/04/24	EUR	1,700	1,779,705
	General Electric Co., Floating Rate Note, TSFR3M + 0.642%, FRN
(r)	6.034%, 05/05/26		2,899	2,890,130
	General Mills, Inc.
	4.000%, 04/17/25		4,100	4,049,370
			Face Amount^	Value†
			(000)
General Motors Financial Co., Inc.
	1.050%, 03/08/24		3,390	$3,374,545
	2.750%, 06/20/25		22,533	21,808,231
Georgia-Pacific LLC
Ω	0.625%, 05/15/24		16,000	15,775,682
Ω	3.600%, 03/01/25		2,350	2,313,943
Gilead Sciences, Inc.
	3.700%, 04/01/24		7,900	7,874,449
#	3.500%, 02/01/25		6,476	6,367,827
GlaxoSmithKline Capital PLC
	3.000%, 06/01/24		7,358	7,296,524
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,145	2,141,368
Ω	4.625%, 04/29/24		18,455	18,396,687
Ω	1.625%, 09/01/25		2,244	2,127,978
Ω	1.625%, 04/27/26		9,399	8,734,203
Global Payments, Inc.
	1.500%, 11/15/24		6,236	6,041,998
	2.650%, 02/15/25		10,900	10,576,934
Goldman Sachs Group, Inc.
	4.000%, 03/03/24		24,566	24,529,377
	0.125%, 08/19/24	EUR	6,600	6,986,445
	3.375%, 03/27/25	EUR	3,250	3,499,719
	3.750%, 05/22/25		17,519	17,222,285
Groupe Bruxelles Lambert NV
	1.375%, 05/23/24	EUR	1,000	1,072,158
	1.875%, 06/19/25	EUR	4,000	4,226,186
Harley-Davidson Financial Services, Inc.
	3.050%, 02/14/27		3,000	2,797,885
Hess Corp.
	3.500%, 07/15/24		10,142	10,043,057
Hewlett Packard Enterprise Co.
	1.450%, 04/01/24		14,170	14,069,307
	5.900%, 10/01/24		7,700	7,710,274
Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	1,203	1,269,004
Honda Canada Finance, Inc.
	2.500%, 06/04/24	CAD	1,600	1,179,070
Honeywell International, Inc.
Δ	0.000%, 03/10/24	EUR	7,800	8,394,581
Host Hotels & Resorts LP
	3.875%, 04/01/24		274	273,151
HOWOGE Wohnungsbaugesellschaft GmbH
Δ	0.000%, 11/01/24	EUR	6,800	7,120,641
HP, Inc.
#	2.200%, 06/17/25		10,859	10,433,146
HSBC Holdings PLC
	6.500%, 05/20/24	GBP	3,000	3,808,660
	0.875%, 09/06/24	EUR	9,000	9,552,045
Humana, Inc.
	3.850%, 10/01/24		17,000	16,811,410

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	5,400	$5,643,002
	ING Groep NV
	1.125%, 02/14/25	EUR	4,900	5,163,299
	Inter-American Development Bank
	3.000%, 02/21/24		5,000	4,993,094
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.170%, FRN
(r)	5.524%, 09/16/26		18,950	18,883,097
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.270%, FRN
(r)	5.624%, 03/20/28		11,000	10,940,509
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	5.703%, 10/04/27		27,300	27,254,683
(r)	5.702%, 10/05/28		31,500	31,501,634
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.370%, FRN
(r)	5.716%, 01/12/27		16,000	16,040,160
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.430%, FRN
(r)	5.790%, 08/19/27		27,100	27,200,541
	International Business Machines Corp.
	3.000%, 05/15/24		12,900	12,808,703
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		1,400	1,394,568
	Interstate Power & Light Co.
	3.250%, 12/01/24		690	678,206
	Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		2,500	2,460,387
	ITC Holdings Corp.
	3.650%, 06/15/24		3,571	3,541,778
	J M Smucker Co.
	3.500%, 03/15/25		1,000	982,642
	Japan Bank for International Cooperation
	1.750%, 10/17/24		1,000	976,000
	John Deere Capital Corp., Floating Rate Note, SOFR + 0.570%, FRN
(r)	5.929%, 03/03/26		2,100	2,104,936
			Face Amount^	Value†
			(000)
	John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.148%, 06/08/26		33,997	$34,207,320
	John Deere Financial, Inc.
	2.460%, 04/04/24	CAD	3,500	2,591,190
	1.090%, 07/17/24	CAD	7,000	5,113,965
	Johnson Controls International PLC
	1.375%, 02/25/25	EUR	1,000	1,055,142
	JPMorgan Chase & Co.
	1.500%, 01/27/25	EUR	4,000	4,234,330
	Juniper Networks, Inc.
	1.200%, 12/10/25		19,528	18,195,686
	Keysight Technologies, Inc.
	4.550%, 10/30/24		11,300	11,204,050
	Kinder Morgan Energy Partners LP
	4.300%, 05/01/24		6,200	6,180,954
	Kinder Morgan, Inc.
	4.300%, 06/01/25		5,090	5,030,816
	Kommunalbanken AS
	1.000%, 12/12/24	GBP	2,420	2,963,599
	4.250%, 07/16/25	AUD	190	124,378
	Kommunalbanken AS, SOFR + 1.000%, FRN
(r)	6.354%, 06/17/26		5,200	5,271,959
	Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)Ω	6.354%, 06/17/26		41,500	42,089,720
	Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24		40,800	40,589,085
	1.625%, 04/03/24	NOK	104,000	9,835,415
	Kuntarahoitus OYJ
	0.125%, 03/07/24	EUR	13,000	14,000,914
	Kuntarahoitus OYJ, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.346%, 07/15/26		8,900	9,024,155
	Laboratory Corp. of America Holdings
	3.250%, 09/01/24		5,500	5,423,628
	2.300%, 12/01/24		545	531,493
	3.600%, 02/01/25		4,900	4,816,713
	Lazard Group LLC
	3.750%, 02/13/25		2,000	1,964,461
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24		15,100	14,810,113
	2.125%, 05/06/25	EUR	4,500	4,772,220
	Leggett & Platt, Inc.
	3.800%, 11/15/24		400	393,600
	Lennar Corp.
	4.750%, 05/30/25		18,642	18,529,863

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	3,650	$3,817,928
Lloyds Bank PLC
	7.500%, 04/15/24	GBP	750	954,049
	1.250%, 01/13/25	EUR	1,200	1,266,211
Lloyds Banking Group PLC
	2.250%, 10/16/24	GBP	11,171	13,829,333
	4.450%, 05/08/25		3,600	3,561,567
London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	1,020	1,081,447
Lseg Netherlands BV
Δ	0.000%, 04/06/25	EUR	3,620	3,754,085
LyondellBasell Industries NV
	5.750%, 04/15/24		2,424	2,424,220
Macquarie Bank Ltd.
Ω	3.231%, 03/21/25		52,000	50,954,083
Macquarie Bank Ltd., SOFR + 1.200%, FRN
(r)Ω	6.555%, 12/07/26		1,020	1,028,018
Macquarie Bank Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r)	4.840%, 12/09/25	AUD	500	326,275
Macquarie Bank Ltd., Floating Rate Note, SOFR + 1.310%, FRN
#(r)Ω	6.664%, 03/21/25		600	604,657
Marathon Petroleum Corp.
	3.625%, 09/15/24		7,147	7,057,784
	4.700%, 05/01/25		12,089	12,005,217
Marsh & McLennan Cos., Inc.
	3.875%, 03/15/24		9,353	9,333,353
	3.500%, 06/03/24		36,510	36,237,014
	1.349%, 09/21/26	EUR	2,099	2,158,849
Mercedes-Benz Finance Canada, Inc.
	2.970%, 03/13/24	CAD	15,250	11,314,571
Mercedes-Benz Finance North America LLC
Ω	3.650%, 02/22/24		623	622,259
Ω	2.700%, 06/14/24		3,000	2,967,573
Mercedes-Benz Finance North America LLC, SOFR + 0.670%, FRN
(r)Ω	6.015%, 01/09/26		5,700	5,705,985
Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.570%, FRN
(r)Ω	5.915%, 08/01/25		20,450	20,522,598
			Face Amount^	Value†
			(000)
Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.930%, FRN
(r)Ω	6.284%, 03/30/25		10,100	$10,171,710
MetLife, Inc.
	5.375%, 12/09/24	GBP	6,700	8,478,277
Mitsubishi Corp.
	3.375%, 07/23/24		5,850	5,785,982
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24		1,224	1,221,509
	0.978%, 06/09/24	EUR	1,543	1,649,791
	2.801%, 07/18/24		2,219	2,192,613
	0.339%, 07/19/24	EUR	9,671	10,276,708
	2.193%, 02/25/25		29,785	28,871,247
Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	3,835	4,052,975
	1.631%, 04/08/27	EUR	1,099	1,123,469
Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	10,500	11,202,333
Morgan Stanley
	3.000%, 02/07/24	CAD	38,000	28,251,627
	3.875%, 04/29/24		8,104	8,069,761
	4.000%, 07/23/25		1,900	1,875,729
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	7,300	7,666,497
MPLX LP
	4.875%, 12/01/24		6,290	6,265,139
	4.000%, 02/15/25		1,000	985,936
	1.750%, 03/01/26		8,782	8,228,232
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	5.970%, 12/10/25		14,390	14,428,608
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.470%, FRN
(r)	4.848%, 02/25/25	AUD	10,000	6,559,729
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r)	5.199%, 05/12/26	AUD	5,221	3,430,375
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω	6.118%, 05/13/25		2,220	2,226,613
National Bank of Canada
	2.983%, 03/04/24	CAD	23,350	17,335,393
	2.545%, 07/12/24	CAD	22,600	16,610,987
National Rural Utilities Cooperative Finance Corp., SOFR + 0.700%, FRN
(r)	6.062%, 05/07/25		1,392	1,397,086

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
National Rural Utilities Cooperative Finance Corp., SOFR + 0.800%, FRN
(r)	6.145%, 02/05/27		8,700	$8,717,400
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.330%, FRN
#(r)	5.676%, 10/18/24		3,037	3,035,116
Nationwide Building Society
Ω	3.900%, 07/21/25		31,371	30,872,796
	1.500%, 10/13/26		782	712,878
NatWest Markets PLC
Ω	3.479%, 03/22/25		50,000	49,095,617
Nederlandse Waterschapsbank NV
	3.500%, 07/20/27	AUD	3,700	2,368,258
NextEra Energy Capital Holdings, Inc.
	4.200%, 06/20/24		4,000	3,978,239
	4.255%, 09/01/24		4,530	4,494,481
NextEra Energy Capital Holdings, Inc., SOFR + 0.760%, FRN
(r)	6.103%, 01/29/26		8,550	8,559,320
NNN REIT, Inc.
	3.900%, 06/15/24		6,418	6,369,933
Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	10,931,877
	1.851%, 07/16/25		20,555	19,546,584
	1.653%, 07/14/26		13,898	12,767,018
Nordic Investment Bank
	1.875%, 04/10/24	NOK	386,890	36,585,968
Nordic Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.361%, 05/12/26		11,000	11,171,690
NRW Bank
	1.050%, 03/31/26	AUD	5,600	3,418,084
NTT Finance Corp.
Ω	0.583%, 03/01/24		2,809	2,797,066
Ω	4.142%, 07/26/24		420	417,229
	0.010%, 03/03/25	EUR	10,150	10,539,004
Nutrien Ltd.
	3.000%, 04/01/25		3,990	3,888,023
Nuveen Finance LLC
Ω	4.125%, 11/01/24		27,200	26,847,026
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		6,273	6,185,227
ONEOK, Inc.
	2.750%, 09/01/24		2,081	2,045,602
	2.200%, 09/15/25		3,160	3,016,964
Oracle Corp.
	3.400%, 07/08/24		6,500	6,435,898
	2.500%, 04/01/25		7,800	7,566,543
			Face Amount^	Value†
			(000)
ORIX Corp.
	1.919%, 04/20/26	EUR	5,029	$5,257,513
Parker-Hannifin Corp.
	2.700%, 06/14/24		4,750	4,699,157
	3.650%, 06/15/24		20,000	19,851,356
	3.300%, 11/21/24		2,130	2,096,383
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.900%, 02/01/24		1,836	1,836,000
Ω	3.450%, 07/01/24		636	629,851
Ω	4.000%, 07/15/25		795	779,031
Ω	4.450%, 01/29/26		3,072	3,011,121
Ω	1.700%, 06/15/26		31,500	29,334,363
PepsiCo, Inc.
	2.150%, 05/06/24	CAD	9,720	7,174,415
Philip Morris International, Inc.
	2.875%, 05/01/24		28,322	28,127,106
	0.625%, 11/08/24	EUR	2,508	2,643,536
	2.750%, 03/19/25	EUR	796	851,463
Phillips 66
	3.850%, 04/09/25		5,000	4,926,170
Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24		13,226	13,022,505
PNC Financial Services Group, Inc.
	2.200%, 11/01/24		833	814,552
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	3,250	3,432,786
Principal Financial Group, Inc.
	3.400%, 05/15/25		2,000	1,957,343
Province of Quebec
	2.500%, 04/09/24		3,000	2,983,406
PSP Capital, Inc.
	3.290%, 04/04/24	CAD	17,900	13,272,721
Public Service Enterprise Group, Inc.
	2.875%, 06/15/24		14,263	14,106,256
Public Storage Operating Co., SOFR + 0.600%, FRN
(r)	5.945%, 07/25/25		3,700	3,708,965
PVH Corp.
	3.625%, 07/15/24	EUR	5,023	5,409,814
	4.625%, 07/10/25		17,556	17,400,119
Realty Income Corp.
	3.875%, 07/15/24		700	694,395
	1.875%, 01/14/27	GBP	2,000	2,312,088
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		12,525	12,387,766
Regie Autonome des Transports Parisiens EPIC
	0.375%, 06/15/24	EUR	4,700	5,007,673

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Republic of Italy Government International Bonds
	0.875%, 05/06/24		5,000	$4,936,500
	2.375%, 10/17/24		23,379	22,869,572
	Reynolds American, Inc.
	4.450%, 06/12/25		3,786	3,746,015
	Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.100%, 11/13/26		10,410	10,458,833
	Rogers Communications, Inc.
	4.000%, 03/13/24	CAD	55,400	41,135,566
	Ross Stores, Inc.
	4.600%, 04/15/25		7,200	7,162,859
	Royal Bank of Canada
	2.352%, 07/02/24	CAD	15,000	11,025,215
	0.125%, 07/23/24	EUR	660	700,508
	2.609%, 11/01/24	CAD	7,000	5,108,029
	0.875%, 01/20/26		16,224	15,082,031
	Royal Bank of Canada, Floating Rate Note, SOFR + 0.440%, FRN
(r)	5.786%, 01/21/25		805	805,279
	Royal Bank of Canada, Floating Rate Note, SOFR + 0.570%, FRN
(r)	5.916%, 04/27/26		8,500	8,448,799
	Royal Bank of Canada, Floating Rate Note, SOFR + 0.840%, FRN
(r)	6.186%, 04/14/25		8,000	8,032,144
	Royalty Pharma PLC
	1.200%, 09/02/25		10,303	9,661,321
	Ryder System, Inc.
	3.650%, 03/18/24		4,610	4,598,966
	2.500%, 09/01/24		22,467	22,066,976
	4.625%, 06/01/25		4,800	4,771,641
	4.300%, 06/15/27		283	278,970
	Santander Holdings USA, Inc.
	3.500%, 06/07/24		5,000	4,955,150
	Schlumberger Finance BV
Δ	0.000%, 10/15/24	EUR	4,473	4,705,398
	Sempra
	3.300%, 04/01/25		12,987	12,700,003
	Shell International Finance BV
	1.125%, 04/07/24	EUR	1,600	1,719,939
	1.875%, 09/15/25	EUR	4,500	4,760,743
	Sherwin-Williams Co.
	3.125%, 06/01/24		10,500	10,408,354
	Siemens Financieringsmaatschappij NV
Δ	0.000%, 09/05/24	EUR	1,180	1,247,100
	Simon Property Group LP
	2.000%, 09/13/24		21,376	20,935,335
			Face Amount^	Value†
			(000)
#	3.500%, 09/01/25		11,400	$11,176,017
Skandinaviska Enskilda Banken AB
	0.050%, 07/01/24	EUR	900	956,784
Societe Generale SA
Ω	2.625%, 10/16/24		2,000	1,956,957
	1.125%, 01/23/25	EUR	100	105,313
#Ω	1.375%, 07/08/25		6,600	6,260,951
Ω	4.000%, 01/12/27		4,000	3,844,957
Southern Co.
	0.600%, 02/26/24		1,534	1,528,744
Southwestern Electric Power Co.
	1.650%, 03/15/26		21,360	19,968,747
Spectra Energy Partners LP
	3.500%, 03/15/25		5,800	5,695,440
State Street Corp., Floating Rate Note, SOFR + 0.845%, FRN
(r)	6.206%, 08/03/26		18,500	18,494,213
Statnett SF
	0.875%, 03/08/25	EUR	3,500	3,667,631
Steel Dynamics, Inc.
	2.800%, 12/15/24		5,189	5,075,724
Stockland Trust
	1.625%, 04/27/26	EUR	1,250	1,281,049
Sumitomo Mitsui Financial Group, Inc.
	0.465%, 05/30/24	EUR	4,000	4,272,302
	2.696%, 07/16/24		13,364	13,195,457
	1.546%, 06/15/26	EUR	2,680	2,776,967
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.300%, FRN
(r)	6.645%, 07/13/26		890	897,076
Sumitomo Mitsui Trust Bank Ltd.
Ω	0.850%, 03/25/24		2,100	2,085,923
Ω	2.550%, 03/10/25		11,800	11,468,653
Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.150%, FRN
(r)Ω	6.505%, 09/14/26		6,000	6,040,820
Sumitomo Mitsui Trust Bank Ltd., Floating Rate Note, SOFR + 1.120%, FRN
(r)Ω	6.476%, 03/09/26		10,000	10,059,600
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r)	4.830%, 09/15/26	AUD	7,000	4,536,096
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r)	5.132%, 01/25/27	AUD	13,670	8,905,956

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.362%, 08/03/26		26,980	$27,367,183
	Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)	1.300%, 06/15/26		13,000	13,128,337
	Svenska Handelsbanken AB, Floating Rate Note, SOFR + 0.910%, FRN
(r)Ω	6.265%, 06/10/25		7,750	7,782,561
	Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
#(r)Ω	6.604%, 06/15/26		22,350	22,570,640
	Swedbank AB
Ω	0.850%, 03/18/24		500	497,120
	Telefonica Emisiones SA
	5.375%, 02/02/26	GBP	1,000	1,274,052
	Telenor ASA
	2.625%, 12/06/24	EUR	1,000	1,069,176
	Telstra Corp. Ltd.
	3.125%, 04/07/25		577	564,779
	TELUS Corp.
	3.350%, 04/01/24	CAD	19,500	14,455,919
	Thermo Fisher Scientific, Inc.
	0.750%, 09/12/24	EUR	2,200	2,331,654
	0.125%, 03/01/25	EUR	16,280	16,956,376
	Timken Co.
	3.875%, 09/01/24		2,579	2,546,863
	Toronto-Dominion Bank
#	1.200%, 06/03/26		31,440	28,981,125
	Toronto-Dominion Bank, SOFR + 1.080%, FRN
(r)	6.427%, 07/17/26		2,105	2,115,250
	Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.590%, FRN
(r)	5.945%, 09/10/26		3,995	3,966,955
	Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	5.364%, 07/10/24	AUD	7,200	4,730,736
	Toyota Credit Canada, Inc.
	2.640%, 03/27/24	CAD	1,850	1,370,854
	Toyota Finance Australia Ltd.
	0.250%, 04/09/24	EUR	4,500	4,829,109
	2.004%, 10/21/24	EUR	3,870	4,128,483
	0.064%, 01/13/25	EUR	4,000	4,176,831
	Toyota Motor Credit Corp.
	0.625%, 09/13/24		13,300	12,936,910
	Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.560%, FRN
(r)	5.906%, 01/10/25		4,600	4,607,380
			Face Amount^	Value†
			(000)
	Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.890%, FRN
(r)	6.249%, 05/18/26		14,372	$14,455,855
	Traton Finance Luxembourg SA
	4.125%, 01/18/25	EUR	5,500	5,949,700
	Truist Bank
#	3.200%, 04/01/24		5,000	4,979,069
	2.150%, 12/06/24		4,400	4,284,223
	Truist Financial Corp.
	2.500%, 08/01/24		11,086	10,920,477
	2.850%, 10/26/24		4,000	3,922,245
	TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	43,000	31,449,217
	U.S. Bancorp
	0.850%, 06/07/24	EUR	19,500	20,818,241
	UBS AG
	0.010%, 03/31/26	EUR	5,320	5,360,958
	UBS Group AG
Ω	4.125%, 09/24/25		17,000	16,676,181
#	4.125%, 09/24/25		21,000	20,599,988
	4.125%, 04/15/26		4,000	3,913,969
Ω	4.125%, 04/15/26		2,700	2,641,929
	Unedic Asseo
	2.375%, 05/25/24	EUR	2,400	2,580,022
	United Overseas Bank Ltd., Floating Rate Note, 3M Swap + 0.350%, FRN
(r)	4.733%, 05/20/24	AUD	2,500	1,639,909
	United Parcel Service, Inc.
	2.125%, 05/21/24	CAD	16,500	12,160,995
	Utah Acquisition Sub, Inc.
	2.250%, 11/22/24	EUR	11,076	11,783,250
	3.950%, 06/15/26		6,500	6,316,061
	Vattenfall AB
	3.250%, 04/18/24	EUR	5,961	6,429,595
	Ventas Realty LP
	3.500%, 04/15/24		2,000	1,990,924
	3.750%, 05/01/24		10,732	10,681,073
	2.650%, 01/15/25		5,000	4,868,436
	3.500%, 02/01/25		5,900	5,782,065
	VeriSign, Inc.
	5.250%, 04/01/25		750	750,007
	Verizon Communications, Inc.
	3.376%, 02/15/25		3,000	2,947,780
	Verizon Communications, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r)	5.854%, 03/22/24		1,833	1,833,528
	Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.144%, 03/20/26		7,289	7,321,365
	VF Corp.
	2.400%, 04/23/25		12,136	11,664,154

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Viatris, Inc.
	1.650%, 06/22/25		1,120	$1,063,688
Virginia Electric & Power Co.
	3.450%, 02/15/24		684	683,408
Volkswagen Financial Services AG
Δ	0.000%, 02/12/25	EUR	9,900	10,319,056
Volkswagen Financial Services NV
	1.625%, 02/10/24	GBP	3,300	4,177,909
	2.125%, 06/27/24	GBP	1,700	2,123,882
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	982,434
Volkswagen Group of America Finance LLC, Floating Rate Note, SOFR + 0.930%, FRN
(r)Ω	6.284%, 09/12/25		2,000	2,005,871
Volkswagen Leasing GmbH
Δ	0.000%, 07/19/24	EUR	13,260	14,074,522
Volvo Treasury AB
	0.125%, 09/17/24	EUR	500	527,695
VW Credit Canada, Inc.
	2.850%, 09/26/24	CAD	7,400	5,415,383
WEC Energy Group, Inc.
	0.800%, 03/15/24		3,300	3,279,543
Wells Fargo & Co.
	3.184%, 02/08/24	CAD	54,250	40,330,897
	0.500%, 04/26/24	EUR	1,000	1,071,962
	2.125%, 06/04/24	EUR	2,000	2,147,070
#	3.000%, 02/19/25		9,300	9,108,315
	1.625%, 06/02/25	EUR	1,000	1,050,970
Welltower OP LLC
	4.000%, 06/01/25		400	393,454
Wendel SE
	1.375%, 04/26/26	EUR	2,000	2,068,063
Western Union Co.
	1.350%, 03/15/26		55,086	50,868,991
Westpac Banking Corp.
	4.125%, 06/04/26	AUD	1,500	974,891
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
(r)	5.053%, 03/17/25	AUD	25,200	16,562,816
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.750%, FRN
(r)	5.138%, 02/16/26	AUD	9,000	5,913,488
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.800%, FRN
(r)	5.219%, 08/11/25	AUD	8,000	5,264,531
Westpac Banking Corp., Floating Rate Note, 3M Swap + 1.230%, FRN
(r)	5.649%, 11/11/27	AUD	5,000	3,319,695
	Face Amount^	Value†
	(000)
Williams Cos., Inc.
4.300%, 03/04/24	5,100	$5,094,526
4.550%, 06/24/24	25,800	25,682,553
3.900%, 01/15/25	9,993	9,862,736
Willis North America, Inc.
3.600%, 05/15/24	14,762	14,667,499
WP Carey, Inc.
4.000%, 02/01/25	6,000	5,910,043
WRKCo, Inc.
3.000%, 09/15/24	11,685	11,487,362
3.750%, 03/15/25	400	393,122
TOTAL BONDS		4,417,494,426
U.S. TREASURY OBLIGATIONS — (8.4%)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.464%, 04/30/25	90,000	89,979,189
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.170%, FRN
(r) 5.465%, 10/31/25	222,000	221,875,982
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.495%, 01/31/25	172,000	172,047,439
TOTAL U.S. TREASURY OBLIGATIONS		483,902,610

COMMERCIAL PAPER — (13.2%)
3M Co.
Ω	6.083%, 03/15/24	6,000	5,959,119
Ω	6.061%, 03/20/24	16,820	16,692,336
Ω	5.695%, 03/27/24	10,000	9,913,221
Aon Corp.
Ω	5.801%, 02/09/24	5,000	4,993,271
Ω	5.863%, 02/14/24	12,000	11,974,728
Ω	5.606%, 02/28/24	25,000	24,892,921
Banco Santander SA
Ω	5.841%, 05/14/24	24,000	23,627,301
Caisse d'Amortissement de la Dette Sociale
Ω	5.723%, 04/29/24	15,000	14,799,330
Canadian Imperial Bank of Commerce
Ω	5.651%, 06/05/24	15,000	14,721,067
Cigna Group
Ω	5.717%, 04/05/24	22,670	22,441,873
Consolidated Edison Co. of New York, Inc.
Ω	5.803%, 03/20/24	35,000	34,734,270
Cooperatieve Rabobank UA
	5.618%, 06/04/24	10,000	9,817,813
Dominion Energy, Inc.
Ω	5.683%, 03/05/24	17,000	16,911,288

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Ω	5.694%, 03/05/24	3,500	$3,481,736
Duke Energy Corp.
Ω	5.981%, 02/27/24	31,500	31,368,637
FMS Wertmanagement
Ω	5.460%, 02/05/24	65,000	64,952,475
General Motors Financial Co., Inc.
Ω	5.700%, 02/06/24	17,600	17,583,992
Glencore Funding LLC
Ω	5.892%, 03/25/24	10,500	10,410,698
Harley-Davidson Financial Services, Inc.
Ω	5.966%, 02/27/24	2,500	2,489,293
HSBC USA, Inc.
Ω	5.863%, 06/06/24	10,000	9,809,098
Ω	6.014%, 06/07/24	15,000	14,711,435
Intesa Sanpaolo Funding LLC
	5.796%, 04/25/24	10,000	9,863,567
	5.796%, 04/30/24	17,300	17,050,880
Keurig Dr Pepper, Inc.
Ω	5.714%, 03/28/24	4,250	4,212,458
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.510%, 03/18/24	12,500	12,413,088
National Securities Clearing Corp.
Ω	5.725%, 04/10/24	25,000	24,738,800
Ω	5.772%, 05/13/24	10,000	9,847,848
Nederlandse Waterschapsbank NV
Ω	5.557%, 04/02/24	30,000	29,721,379
NextEra Energy Capital Holdings, Inc.
Ω	5.896%, 02/07/24	25,000	24,973,555
NRW Bank
Ω	5.714%, 02/20/24	40,000	39,883,037
Ω	5.475%, 02/21/24	40,000	39,877,173
Province of Alberta
Ω	5.688%, 03/07/24	12,500	12,433,600
Ω	5.762%, 03/27/24	37,000	36,693,881
		Face Amount^	Value†
		(000)
Ω	5.807%, 04/19/24	47,000	$46,451,954
PSP Capital, Inc.
Ω	5.731%, 05/13/24	10,000	9,849,851
Rogers Communications, Inc.
Ω	5.845%, 03/07/24	1,750	1,740,228
Telstra Group Ltd.
Ω	5.655%, 03/04/24	28,500	28,358,873
Ω	5.675%, 05/01/24	6,900	6,802,021
TELUS Corp.
Ω	5.704%, 05/15/24	10,454	10,283,648
United Overseas Bank Ltd.
Ω	5.866%, 04/16/24	8,000	7,908,428
Walt Disney Co.
Ω	5.886%, 05/01/24	22,500	22,187,878
TOTAL COMMERCIAL PAPER (Cost $761,544,734)			761,578,049

FOREIGN SOVEREIGN OBLIGATIONS — (1.9%)
Sweden Treasury Bills
∞ 4.022%, 03/20/24	SEK	250,000	23,898,391
U.K. Treasury Bills
∞ 5.287%, 03/11/24		40,000	50,410,841
∞ 5.276%, 03/18/24		30,000	37,770,529
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			112,079,761
TOTAL INVESTMENT SECURITIES (Cost $5,830,012,395)			5,775,054,846

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	1,208,948	13,985,108
TOTAL INVESTMENTS — (100.0%)
(Cost $5,843,997,503)^^			$5,789,039,954
As of January 31, 2024, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	77,355,000	CAD	103,153,867	Citibank, N.A.	02/05/24	$625,387
USD	33,021,116	NOK	339,584,465	Citibank, N.A.	02/05/24	730,316
USD	125,138,684	CAD	167,260,065	State Street Bank and Trust	02/06/24	722,954
USD	32,213,190	AUD	48,146,390	Societe Generale	02/09/24	619,624
USD	57,455,294	GBP	45,186,066	State Street Bank and Trust	02/09/24	187,909
USD	71,263,725	EUR	65,022,139	Societe Generale	02/12/24	965,139

DFA Short-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	41,146,723	AUD	61,233,778	Societe Generale	02/12/24	$961,261
USD	24,288,023	SEK	248,108,635	State Street Bank and Trust	02/12/24	437,065
USD	68,949,387	EUR	63,347,044	State Street Bank and Trust	02/15/24	453,257
USD	67,881,361	EUR	62,261,073	Bank of America Corp.	02/16/24	556,666
USD	24,735,451	EUR	22,736,944	State Street Bank and Trust	02/20/24	145,234
USD	21,999,464	AUD	33,327,154	Societe Generale	02/21/24	121,590
USD	63,998,324	GBP	50,468,843	State Street Bank and Trust	02/21/24	29,609
USD	67,517,307	EUR	61,974,858	State Street Bank and Trust	02/21/24	488,124
USD	57,409,521	CAD	76,997,696	State Street Bank and Trust	02/23/24	122,388
USD	14,912,051	NOK	155,961,757	Citibank, N.A.	02/26/24	74,171
USD	117,659,836	CAD	158,050,481	Citibank, N.A.	02/27/24	62,382
USD	20,183,264	SGD	27,000,000	Royal Bank of Scotland	03/14/24	19,657
USD	65,986,370	EUR	60,007,259	State Street Bank and Trust	03/21/24	1,004,857
USD	59,376,363	EUR	54,147,210	Barclays Capital	04/02/24	710,124
USD	74,884,677	EUR	68,339,908	State Street Bank and Trust	04/04/24	834,882
USD	63,670,301	EUR	57,975,459	State Street Bank and Trust	04/05/24	848,219
USD	74,590,430	EUR	67,969,240	Citibank, N.A.	04/08/24	929,614
Total Appreciation						$11,650,429
USD	47,798,991	GBP	37,773,712	State Street Bank and Trust	02/05/24	$(72,744)
CAD	35,157,426	USD	26,159,365	Citibank, N.A.	02/06/24	(7,655)
GBP	8,554,361	USD	10,867,010	Citibank, N.A.	02/09/24	(25,486)
EUR	967,139	USD	1,054,350	Citibank, N.A.	02/12/24	(8,729)
EUR	26,879,656	USD	29,146,202	UBS AG	02/12/24	(85,303)
EUR	24,062,146	USD	26,026,878	State Street Bank and Trust	02/15/24	(8,870)
GBP	9,597,466	USD	12,189,569	Citibank, N.A.	02/21/24	(24,884)
USD	65,853,863	CAD	88,707,478	State Street Bank and Trust	02/21/24	(143,750)
USD	3,611,901	CAD	4,864,964	Bank of New York Mellon	02/23/24	(7,685)
USD	6,831,156	CAD	9,204,275	Citibank, N.A.	02/23/24	(16,926)
SGD	27,000,000	USD	20,360,112	Societe Generale	03/14/24	(196,504)
EUR	5,233,004	USD	5,759,010	Bank of New York Mellon	04/04/24	(88,781)
EUR	3,792,172	USD	4,120,175	Citibank, N.A.	04/04/24	(11,162)
EUR	6,417,366	USD	6,979,626	Barclays Capital	04/08/24	(24,886)
EUR	4,924,153	USD	5,413,720	Citibank, N.A.	04/08/24	(77,231)
Total (Depreciation)						$(800,596)
Total Appreciation (Depreciation)						$10,849,833
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$4,417,494,426	—	$4,417,494,426
U.S. Treasury Obligations	—	483,902,610	—	483,902,610
Commercial Paper	—	761,578,049	—	761,578,049
Foreign Sovereign Obligations	—	112,079,761	—	112,079,761
Securities Lending Collateral	—	13,985,108	—	13,985,108
Forward Currency Contracts**	—	10,849,833	—	10,849,833
TOTAL	—	$5,799,889,787	—	$5,799,889,787
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.4%)
Federal National Mortgage Association
	0.375%, 08/25/25		5,750	$5,403,995
BONDS — (91.8%)
3M Co.
#	2.375%, 08/26/29		6,900	6,052,133
7-Eleven, Inc.
Ω	1.800%, 02/10/31		5,000	4,050,660
Ω	2.500%, 02/10/41		4,900	3,395,933
AbbVie, Inc.
	4.050%, 11/21/39		3,000	2,714,031
	4.400%, 11/06/42		1,000	926,097
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,378,835
	3.850%, 10/29/41		2,000	1,601,072
Aetna, Inc.
	6.750%, 12/15/37		1,000	1,126,960
Affiliated Managers Group, Inc.
	3.300%, 06/15/30		5,200	4,660,855
African Development Bank
	3.300%, 07/27/27	AUD	7,300	4,638,615
	3.350%, 08/08/28	AUD	4,300	2,700,934
Aker BP ASA
Ω	4.000%, 01/15/31		1,000	915,579
Ω	6.000%, 06/13/33		4,000	4,149,535
Albemarle Corp.
#	5.050%, 06/01/32		2,000	1,943,125
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		650	490,154
Allegion PLC
	3.500%, 10/01/29		3,800	3,530,311
Allstate Corp.
	5.350%, 06/01/33		1,900	1,947,757
	4.500%, 06/15/43		1,670	1,506,214
Altria Group, Inc.
	3.400%, 05/06/30		2,100	1,914,910
	2.450%, 02/04/32		6,600	5,396,294
	4.500%, 05/02/43		900	767,021
Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		375	325,216
Amdocs Ltd.
	2.538%, 06/15/30		1,600	1,382,302
American Electric Power Co., Inc.
	5.625%, 03/01/33		400	412,670
			Face Amount^	Value†
			(000)

	American Express Co.
	4.050%, 12/03/42		6,000	$5,345,770
	American Tower Corp.
	4.125%, 05/16/27	EUR	2,000	2,198,965
	5.650%, 03/15/33		400	413,156
	5.550%, 07/15/33		400	410,851
	Amgen, Inc.
	2.300%, 02/25/31		3,413	2,913,664
	4.950%, 10/01/41		1,200	1,150,944
	Amphenol Corp.
	2.800%, 02/15/30		5,600	5,069,410
	Analog Devices, Inc.
#	2.800%, 10/01/41		1,000	736,506
	Anheuser-Busch InBev Worldwide, Inc.
	5.450%, 01/23/39		4,695	4,934,818
	ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27		1,000	955,127
	Aon Corp.
	3.750%, 05/02/29		9,775	9,375,481
	Appalachian Power Co.
	7.000%, 04/01/38		1,200	1,396,200
	Apple, Inc.
	3.350%, 02/09/27		6,000	5,844,540
	2.200%, 09/11/29		5,000	4,501,675
	3.850%, 05/04/43		5,500	4,865,624
	ArcelorMittal SA
	4.250%, 07/16/29		2,447	2,356,188
	6.800%, 11/29/32		5,000	5,377,545
	Arizona Public Service Co.
	2.200%, 12/15/31		7,500	6,122,071
	Arrow Electronics, Inc.
	3.875%, 01/12/28		5,330	5,075,493
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		2,000	1,627,966
Ω	5.500%, 08/11/32		4,600	4,575,530
	Asian Development Bank
	3.400%, 09/10/27	AUD	4,800	3,069,528
	4.250%, 01/17/28	AUD	5,000	3,285,769
	Asian Infrastructure Investment Bank
	1.900%, 01/18/27	AUD	2,000	1,222,909
	Assurant, Inc.
	2.650%, 01/15/32		6,000	4,962,096
	AT&T, Inc.
	4.500%, 05/15/35		2,000	1,889,315
	4.900%, 08/15/37		2,000	1,934,235
	4.850%, 03/01/39		1,000	952,146
	Australia & New Zealand Banking Group Ltd.
	5.350%, 11/04/27	AUD	24,800	16,690,544
	4.500%, 03/31/28	AUD	9,200	6,000,421
	4.950%, 09/11/28	AUD	6,425	4,257,611

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	AutoNation, Inc.
#	1.950%, 08/01/28		3,000	$2,602,204
	2.400%, 08/01/31		3,000	2,400,072
	AutoZone, Inc.
	5.200%, 08/01/33		400	404,065
	AvalonBay Communities, Inc.
#	2.450%, 01/15/31		3,000	2,594,780
	Avnet, Inc.
	3.000%, 05/15/31		8,245	6,940,334
	AXIS Specialty Finance PLC
	4.000%, 12/06/27		4,280	4,123,955
	Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
	3.138%, 11/07/29		2,000	1,856,973
	Banco Santander SA
	3.800%, 02/23/28		5,800	5,508,437
	3.490%, 05/28/30		600	543,250
	Bank of America Corp.
	7.000%, 07/31/28	GBP	5,000	6,903,884
	5.875%, 02/07/42		3,636	3,981,018
	Bank of Nova Scotia
	2.450%, 02/02/32		6,800	5,644,297
	5.650%, 02/01/34		2,000	2,068,485
	Banque Federative du Credit Mutuel SA
	5.375%, 05/25/28	GBP	3,000	3,890,979
	Barclays PLC
	3.250%, 02/12/27	GBP	3,000	3,599,754
	BAT Capital Corp.
	4.906%, 04/02/30		8,600	8,485,739
	4.390%, 08/15/37		1,200	1,012,495
	Bayer U.S. Finance II LLC
Ω	4.375%, 12/15/28		7,000	6,638,048
	Berkshire Hathaway Energy Co.
	5.950%, 05/15/37		6,000	6,410,553
	Black Hills Corp.
	4.350%, 05/01/33		8,837	8,227,589
	BMW U.S. Capital LLC
#Ω	4.150%, 04/09/30		4,000	3,901,100
	BNG Bank NV
	3.500%, 07/19/27	AUD	1,980	1,267,103
	3.300%, 07/17/28	AUD	1,500	942,793
	BNP Paribas SA
Ω	3.500%, 11/16/27		8,631	8,231,201
	Boardwalk Pipelines LP
	3.600%, 09/01/32		150	132,556
	Boeing Co.
	2.950%, 02/01/30		1,800	1,604,896
	6.125%, 02/15/33		3,335	3,529,873
	3.600%, 05/01/34		2,600	2,245,989
	3.250%, 02/01/35		300	248,587
	BP Capital Markets America, Inc.
	3.060%, 06/17/41		5,400	4,139,540
	BPCE SA
Ω	2.700%, 10/01/29		2,000	1,766,017
			Face Amount^	Value†
			(000)

Brighthouse Financial, Inc.
#	5.625%, 05/15/30		4,035	$4,078,011
Bristol-Myers Squibb Co.
	4.125%, 06/15/39		2,750	2,476,127
Brixmor Operating Partnership LP
	2.500%, 08/16/31		1,833	1,529,057
Broadcom, Inc.
Ω	2.450%, 02/15/31		400	340,637
Ω	4.150%, 04/15/32		400	377,256
	4.300%, 11/15/32		2,800	2,657,719
Ω	3.419%, 04/15/33		600	526,905
Ω	3.137%, 11/15/35		4,900	4,027,891
Brookfield Finance, Inc.
	4.350%, 04/15/30		2,000	1,923,748
	2.724%, 04/15/31		4,000	3,421,446
Brown & Brown, Inc.
	4.200%, 03/17/32		400	369,756
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		2,041	1,969,357
Canadian Imperial Bank of Commerce
	3.600%, 04/07/32		2,000	1,816,585
Canadian Natural Resources Ltd.
	5.850%, 02/01/35		2,000	2,035,223
Carrier Global Corp.
	3.377%, 04/05/40		3,211	2,576,034
CBRE Services, Inc.
	5.950%, 08/15/34		787	814,232
CF Industries, Inc.
	5.150%, 03/15/34		1,700	1,676,614
Charles Schwab Corp.
	2.750%, 10/01/29		3,000	2,712,752
#	4.625%, 03/22/30		5,000	4,993,677
Choice Hotels International, Inc.
	3.700%, 12/01/29		2,770	2,463,977
Cigna Group
	4.375%, 10/15/28		4,600	4,535,896
	2.400%, 03/15/30		3,866	3,376,376
	3.200%, 03/15/40		1,070	825,772
Citigroup, Inc.
	8.125%, 07/15/39		4,866	6,309,616
	5.875%, 01/30/42		4,000	4,312,687
CNO Financial Group, Inc.
	5.250%, 05/30/29		3,750	3,691,634
Comcast Corp.
	7.050%, 03/15/33		3,437	3,979,018
	4.400%, 08/15/35		3,250	3,119,759
	3.900%, 03/01/38		1,300	1,157,625
Commonwealth Bank of Australia
	2.400%, 01/14/27	AUD	5,000	3,083,886
	4.400%, 08/18/27	AUD	2,000	1,303,646
	5.000%, 01/13/28	AUD	18,450	12,264,871
Conagra Brands, Inc.
	5.300%, 11/01/38		7,600	7,401,363

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

ConocoPhillips
#	5.900%, 10/15/32		4,800	$5,259,048
Consolidated Edison Co. of New York, Inc.
#	6.750%, 04/01/38		1,300	1,486,954
#	5.500%, 12/01/39		1,400	1,420,880
	5.700%, 06/15/40		294	301,885
	3.950%, 03/01/43		500	421,671
Constellation Energy Generation LLC
	5.800%, 03/01/33		400	417,315
#	5.600%, 06/15/42		568	565,038
Corebridge Financial, Inc.
	3.900%, 04/05/32		800	720,647
#	4.350%, 04/05/42		8,000	6,847,310
Cox Communications, Inc.
Ω	4.800%, 02/01/35		3,797	3,537,011
Ω	4.700%, 12/15/42		1,000	868,727
Credit Agricole SA
	3.875%, 04/15/24		78	77,700
	0.375%, 04/20/28	EUR	5,000	4,772,405
CRH America Finance, Inc.
Ω	3.950%, 04/04/28		1,280	1,242,995
Crown Castle, Inc.
	2.900%, 04/01/41		1,000	715,228
CSX Corp.
	5.200%, 11/15/33		1,000	1,033,126
CVS Health Corp.
	4.780%, 03/25/38		5,000	4,690,587
Danske Bank AS
Ω	4.375%, 06/12/28		6,000	5,822,765
Dell International LLC/EMC Corp.
	3.375%, 12/15/41		5,000	3,796,269
Devon Energy Corp.
#	5.600%, 07/15/41		800	771,247
	4.750%, 05/15/42		8,000	6,992,470
Diageo Capital PLC
	2.375%, 10/24/29		5,500	4,904,052
Dominion Energy, Inc.
	4.900%, 08/01/41		6,755	6,203,548
Dow Chemical Co.
	5.250%, 11/15/41		8,400	8,196,873
Duke Energy Corp.
	3.300%, 06/15/41		400	305,873
DuPont de Nemours, Inc.
	5.319%, 11/15/38		7,000	7,053,863
Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		500	402,298
DXC Technology Co.
#	2.375%, 09/15/28		5,000	4,366,785
Eagle Materials, Inc.
	2.500%, 07/01/31		600	507,181
Eastman Chemical Co.
	4.800%, 09/01/42		2,000	1,829,246
Edison International
	6.950%, 11/15/29		5,000	5,430,636
			Face Amount^	Value†
			(000)

	Elevance Health, Inc.
	4.101%, 03/01/28		3,400	$3,338,409
	2.250%, 05/15/30		3,616	3,121,555
	5.950%, 12/15/34		1,200	1,285,026
	Enel Finance International NV
Ω	3.500%, 04/06/28		4,000	3,770,381
	Enterprise Products Operating LLC
#	6.875%, 03/01/33		2,035	2,319,991
	6.650%, 10/15/34		1,500	1,712,670
	4.850%, 08/15/42		400	381,478
	4.450%, 02/15/43		1,000	911,557
	Equinix, Inc.
	3.900%, 04/15/32		400	370,168
	ERAC USA Finance LLC
Ω	5.625%, 03/15/42		1,851	1,924,118
	ERP Operating LP
	1.850%, 08/01/31		2,000	1,646,496
	Estee Lauder Cos., Inc.
	2.600%, 04/15/30		145	128,729
	European Investment Bank
	3.300%, 02/03/28	AUD	1,931	1,226,331
	Eversource Energy
	5.125%, 05/15/33		400	393,876
	Exelon Corp.
	5.625%, 06/15/35		400	407,083
	Expedia Group, Inc.
	3.250%, 02/15/30		53	48,150
	Fairfax Financial Holdings Ltd.
	4.625%, 04/29/30		1,500	1,446,899
	5.625%, 08/16/32		950	951,189
	FedEx Corp.
	4.900%, 01/15/34		3,588	3,590,393
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		8,900	7,971,503
	2.450%, 03/15/31		1,000	821,087
	Fidelity National Information Services, Inc.
	5.100%, 07/15/32		3,500	3,575,143
	3.100%, 03/01/41		1,000	742,014
	First American Financial Corp.
	2.400%, 08/15/31		3,010	2,396,035
	Flex Ltd.
	4.875%, 06/15/29		2,389	2,355,577
	4.875%, 05/12/30		2,500	2,447,437
	Flowserve Corp.
	2.800%, 01/15/32		9,600	7,960,765
	FMC Corp.
#	5.650%, 05/18/33		3,500	3,481,795
	FMR LLC
Ω	4.950%, 02/01/33		8,555	8,224,658
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		3,900	3,596,683

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	5.875%, 06/01/33		400	$417,115
	Fox Corp.
	5.476%, 01/25/39		5,600	5,483,607
	GATX Corp.
	3.500%, 06/01/32		1,050	921,400
	5.450%, 09/15/33		500	503,158
	General Motors Co.
	5.000%, 04/01/35		1,350	1,288,874
	General Motors Financial Co., Inc.
#	5.850%, 04/06/30		8,000	8,215,041
	Georgia-Pacific LLC
#	7.750%, 11/15/29		4,760	5,477,174
	Gilead Sciences, Inc.
	2.600%, 10/01/40		4,786	3,483,039
	Glencore Funding LLC
#Ω	2.850%, 04/27/31		5,600	4,840,255
Ω	2.625%, 09/23/31		400	338,147
	Global Payments, Inc.
	4.450%, 06/01/28		1,071	1,044,719
	Goldman Sachs Group, Inc.
#	6.125%, 02/15/33		6,200	6,786,814
	6.250%, 02/01/41		1,200	1,336,434
	Halliburton Co.
	6.700%, 09/15/38		5,400	6,291,435
	7.450%, 09/15/39		1,000	1,242,972
	Harley-Davidson Financial Services, Inc.
Ω	3.050%, 02/14/27		7,460	6,957,409
	HCA, Inc.
	5.500%, 06/01/33		5,000	5,076,691
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		350	299,336
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		400	320,360
	Helmerich & Payne, Inc.
	2.900%, 09/29/31		3,600	3,049,236
	Hess Corp.
	5.600%, 02/15/41		3,000	3,158,108
	Home Depot, Inc.
	5.875%, 12/16/36		2,000	2,217,984
	3.300%, 04/15/40		8,400	6,897,857
	Honeywell International, Inc.
	5.700%, 03/15/37		2,000	2,173,133
	Hongkong & Shanghai Banking Corp. Ltd.
	5.100%, 03/03/28	AUD	3,670	2,439,320
	Host Hotels & Resorts LP
	3.375%, 12/15/29		1,101	988,898
	HP, Inc.
#	5.500%, 01/15/33		1,000	1,021,438
	HSBC Holdings PLC
	4.950%, 03/31/30		3,556	3,552,175
			Face Amount^	Value†
			(000)

	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	4.000%, 02/01/27	EUR	2,000	$2,180,767
	Indiana Michigan Power Co.
	6.050%, 03/15/37		1,384	1,479,170
	ING Groep NV
	3.950%, 03/29/27		6,550	6,361,048
	4.550%, 10/02/28		206	203,204
	Intel Corp.
#	4.600%, 03/25/40		4,200	4,065,906
	2.800%, 08/12/41		3,000	2,227,581
#	4.250%, 12/15/42		1,500	1,346,502
	5.625%, 02/10/43		3,050	3,233,137
	Inter-American Development Bank
	3.100%, 02/22/28	AUD	2,000	1,256,923
	Inter-American Investment Corp.
	2.300%, 02/17/27	AUD	1,500	919,217
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		7,000	5,145,980
	International Business Machines Corp.
	3.300%, 01/27/27		126	121,009
#	3.500%, 05/15/29		29	27,603
	4.150%, 05/15/39		3,300	2,999,124
	2.850%, 05/15/40		6,000	4,490,680
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		9,500	6,795,619
	Interstate Power & Light Co.
	2.300%, 06/01/30		2,228	1,904,879
	Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		4,000	3,769,592
Ω	4.000%, 09/23/29		1,500	1,379,372
	Invitation Homes Operating Partnership LP
	5.500%, 08/15/33		1,000	1,007,183
	Jabil, Inc.
	3.600%, 01/15/30		3,995	3,662,039
	3.000%, 01/15/31		5,767	4,995,384
	Jackson Financial, Inc.
	5.670%, 06/08/32		2,000	2,026,748
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		3,398	3,466,512
	Japan Government Five Year Bonds
	0.200%, 12/20/27	JPY	1,600,000	10,876,152
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		7,900	6,566,657
	Johnson & Johnson
#	1.300%, 09/01/30		2,825	2,362,917
#	4.375%, 12/05/33		4,334	4,377,900

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	3.400%, 01/15/38		2,000	$1,756,710
	JPMorgan Chase & Co.
	5.500%, 10/15/40		7,700	8,108,207
	Juniper Networks, Inc.
	3.750%, 08/15/29		7,000	6,612,784
	Kellanova
	7.450%, 04/01/31		700	799,447
	Kemper Corp.
	3.800%, 02/23/32		2,827	2,390,525
	Kimco Realty OP LLC
	4.600%, 02/01/33		2,500	2,406,013
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39		1,565	1,658,552
	Kinder Morgan, Inc.
	7.750%, 01/15/32		400	457,570
	5.300%, 12/01/34		5,000	4,959,321
	Kommunalbanken AS
	3.000%, 12/09/26	AUD	1,000	633,780
	4.350%, 01/18/28	AUD	8,300	5,455,328
	Kraft Heinz Foods Co.
	5.000%, 06/04/42		5,000	4,784,551
	Kroger Co.
	7.500%, 04/01/31		6,725	7,697,145
	Landwirtschaftliche Rentenbank
	4.000%, 01/19/28	AUD	2,360	1,537,408
	Lazard Group LLC
	4.500%, 09/19/28		7,000	6,798,481
	Lear Corp.
	3.500%, 05/30/30		3,595	3,264,507
	Leggett & Platt, Inc.
	4.400%, 03/15/29		6,200	6,013,116
	Lincoln National Corp.
#	3.400%, 01/15/31		50	44,806
	3.400%, 03/01/32		4,555	3,938,310
	6.300%, 10/09/37		1,000	1,061,729
	Lloyds Banking Group PLC
	4.375%, 03/22/28		4,000	3,905,010
	Loews Corp.
	6.000%, 02/01/35		1,900	2,057,984
	4.125%, 05/15/43		1,000	870,451
	LSEGA Financing PLC
#Ω	2.500%, 04/06/31		1,500	1,284,866
Ω	3.200%, 04/06/41		2,700	2,081,359
	LYB International Finance III LLC
	3.375%, 10/01/40		9,500	7,298,338
	Markel Group, Inc.
	3.350%, 09/17/29		7,000	6,434,065
	Marriott International, Inc.
	2.750%, 10/15/33		3,000	2,472,415
	Marsh & McLennan Cos., Inc.
	5.875%, 08/01/33		2,500	2,705,886
	Merck & Co., Inc.
	2.350%, 06/24/40		3,000	2,151,157
		Face Amount^	Value†
		(000)

MetLife, Inc.
# 6.500%, 12/15/32		300	$335,839
5.700%, 06/15/35		7,200	7,694,557
Micron Technology, Inc.
# 4.663%, 02/15/30		4,334	4,258,593
5.875%, 02/09/33		400	417,702
# 5.875%, 09/15/33		1,000	1,040,194
3.366%, 11/01/41		3,200	2,426,858
Microsoft Corp.
# 3.500%, 02/12/35		8,000	7,507,952
4.200%, 11/03/35		3,750	3,722,675
Mississippi Power Co.
4.250%, 03/15/42		1,200	1,026,179
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30		8,750	7,380,568
3.751%, 07/18/39		3,200	2,810,874
Molson Coors Beverage Co.
5.000%, 05/01/42		5,000	4,819,483
Morgan Stanley
7.250%, 04/01/32		3,334	3,886,560
Motorola Solutions, Inc.
4.600%, 05/23/29		5,894	5,846,485
5.600%, 06/01/32		1,511	1,553,334
MPLX LP
4.125%, 03/01/27		1,600	1,567,573
4.500%, 04/15/38		5,610	5,048,716
National Australia Bank Ltd.
4.950%, 11/25/27	AUD	11,550	7,665,310
4.400%, 05/12/28	AUD	6,210	4,030,964
5.400%, 11/16/28	AUD	800	540,359
National Fuel Gas Co.
2.950%, 03/01/31		3,300	2,782,229
NatWest Markets PLC
5.899%, 08/23/28	AUD	6,000	4,031,702
Nederlandse Waterschapsbank NV
3.500%, 07/20/27	AUD	7,300	4,672,509
3.450%, 07/17/28	AUD	10,000	6,326,645
NetApp, Inc.
2.700%, 06/22/30		3,600	3,169,583
New Zealand Local Government Funding Agency Bonds
4.700%, 08/01/28	AUD	2,000	1,330,310
Newmont Corp.
5.875%, 04/01/35		5,000	5,307,820
Nomura Holdings, Inc.
3.103%, 01/16/30		7,625	6,769,998
2.679%, 07/16/30		2,000	1,712,820
2.999%, 01/22/32		400	337,161
Northern Trust Corp.
1.950%, 05/01/30		1,039	896,994
NOV, Inc.
3.950%, 12/01/42		1,359	1,050,601
Nucor Corp.
3.950%, 05/01/28		5,600	5,492,497
3.125%, 04/01/32		180	160,822

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	NVIDIA Corp.
	3.500%, 04/01/40		1,600	$1,380,862
	ONEOK, Inc.
	6.350%, 01/15/31		3,700	3,935,511
	Oracle Corp.
	3.250%, 11/15/27		1,799	1,708,536
	3.250%, 05/15/30		2,966	2,717,367
	3.800%, 11/15/37		400	341,437
	3.600%, 04/01/40		4,000	3,198,893
	ORIX Corp.
	4.000%, 04/13/32		2,500	2,361,941
	Owens Corning
	3.875%, 06/01/30		4,900	4,587,796
	Pacific LifeCorp
#Ω	5.125%, 01/30/43		3,000	2,889,030
	Penske Truck Leasing Co. LP/PTL Finance Corp.
#	5.550%, 05/01/28		5,000	5,088,460
	Pfizer, Inc.
	5.600%, 09/15/40		400	421,744
	Philip Morris International, Inc.
#	2.100%, 05/01/30		3,800	3,270,224
	4.375%, 11/15/41		2,200	1,961,682
	3.875%, 08/21/42		5,000	4,107,997
	Phillips 66
	2.150%, 12/15/30		2,200	1,860,454
	5.875%, 05/01/42		1,580	1,694,059
	PNC Financial Services Group, Inc.
#	3.450%, 04/23/29		150	140,671
	PPG Industries, Inc.
	2.800%, 08/15/29		5,000	4,562,976
	2.550%, 06/15/30		2,695	2,351,880
	Primerica, Inc.
	2.800%, 11/19/31		5,950	5,043,844
	Progress Energy, Inc.
	6.000%, 12/01/39		5,010	5,249,515
	Progressive Corp.
#	6.250%, 12/01/32		900	996,964
	Prologis LP
	4.625%, 01/15/33		2,600	2,560,566
	Province of Manitoba
	3.600%, 08/17/27	AUD	6,800	4,341,642
	Prudential Financial, Inc.
	5.750%, 07/15/33		3,625	3,907,325
	3.000%, 03/10/40		600	464,856
	Prudential Funding Asia PLC
	3.125%, 04/14/30		3,600	3,267,394
	3.625%, 03/24/32		2,750	2,491,105
	PulteGroup, Inc.
	6.375%, 05/15/33		1,100	1,189,210
	Rayonier LP
	2.750%, 05/17/31		3,500	2,901,873
	Realty Income Corp.
	5.625%, 10/13/32		2,600	2,698,418
	2.850%, 12/15/32		2,067	1,745,717
	1.800%, 03/15/33		4,600	3,546,850
			Face Amount^	Value†
			(000)

	Reinsurance Group of America, Inc.
#	3.950%, 09/15/26		2,357	$2,295,767
	3.150%, 06/15/30		1,200	1,074,285
	Revvity, Inc.
	3.300%, 09/15/29		1,500	1,367,596
	Royal Bank of Canada
	5.000%, 01/24/28	GBP	500	634,959
	3.875%, 05/04/32		2,000	1,857,410
	5.000%, 02/01/33		6,000	6,000,990
	Royalty Pharma PLC
	2.200%, 09/02/30		400	335,682
	3.300%, 09/02/40		8,450	6,365,623
	RTX Corp.
	4.875%, 10/15/40		4,000	3,843,085
	Schlumberger Holdings Corp.
Ω	4.300%, 05/01/29		1,000	986,000
	Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		80	83,028
	Simon Property Group LP
	2.650%, 07/15/30		3,800	3,363,587
	2.250%, 01/15/32		3,967	3,274,445
	Skandinaviska Enskilda Banken AB
	3.750%, 02/07/28	EUR	800	870,890
	Societe Generale SA
	0.750%, 01/25/27	EUR	2,000	1,991,246
Ω	3.000%, 01/22/30		5,400	4,735,186
	Southern Co.
	5.200%, 06/15/33		400	404,780
	Southwest Gas Corp.
	2.200%, 06/15/30		5,700	4,841,978
	Stanley Black & Decker, Inc.
#	3.000%, 05/15/32		6,500	5,568,625
	5.200%, 09/01/40		3,000	2,872,345
	Steel Dynamics, Inc.
#	3.250%, 01/15/31		6,080	5,483,810
	Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		9,099	7,621,613
	Sumitomo Mitsui Financial Group, Inc.
	3.544%, 01/17/28		3,100	2,954,324
	3.040%, 07/16/29		3,000	2,731,055
	2.222%, 09/17/31		6,227	5,121,188
	Sun Communities Operating LP
	4.200%, 04/15/32		5,000	4,540,944
	Suncor Energy, Inc.
	5.950%, 12/01/34		6,600	7,093,108
	6.500%, 06/15/38		1,000	1,077,550
	Suncorp-Metway Ltd.
	4.800%, 12/14/27	AUD	5,000	3,268,494
	Svenska Handelsbanken AB
	5.000%, 03/02/28	AUD	12,500	8,249,855
	Swedbank AB
	1.300%, 02/17/27	EUR	1,000	1,006,424

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

4.250%, 07/11/28	EUR	1,919	$2,123,014
Targa Resources Corp.
4.200%, 02/01/33		3,000	2,746,240
Telefonica Europe BV
8.250%, 09/15/30		6,875	7,995,201
Telstra Group Ltd.
4.900%, 03/08/28	AUD	770	512,616
T-Mobile USA, Inc.
4.375%, 04/15/40		1,450	1,308,529
3.000%, 02/15/41		8,500	6,351,796
Toronto-Dominion Bank
2.000%, 09/10/31		2,778	2,299,119
3.200%, 03/10/32		5,000	4,406,871
4.456%, 06/08/32		4,909	4,727,195
Toyota Motor Credit Corp.
3.050%, 01/11/28		4,722	4,501,103
TransCanada PipeLines Ltd.
4.625%, 03/01/34		7,145	6,778,410
TWDC Enterprises 18 Corp.
4.125%, 12/01/41		1,000	883,815
UBS Group AG
1.250%, 09/01/26	EUR	2,900	2,975,662
Union Pacific Corp.
3.600%, 09/15/37		2,000	1,767,523
3.375%, 02/14/42		250	202,739
United Parcel Service, Inc.
6.200%, 01/15/38		1,075	1,222,233
5.200%, 04/01/40		5,260	5,410,722
4.875%, 11/15/40		907	893,788
UnitedHealth Group, Inc.
3.875%, 12/15/28		2,200	2,141,808
3.050%, 05/15/41		400	311,082
# 4.250%, 03/15/43		1,550	1,406,876
Unum Group
5.750%, 08/15/42		2,000	1,988,440
Valero Energy Corp.
7.500%, 04/15/32		4,400	5,110,709
6.625%, 06/15/37		2,300	2,530,447
Ventas Realty LP
3.000%, 01/15/30		3,400	3,019,055
Verizon Communications, Inc.
4.812%, 03/15/39		10,500	10,168,365
VF Corp.
# 2.950%, 04/23/30		4,625	3,881,556
Viatris, Inc.
3.850%, 06/22/40		5,350	4,049,361
Virginia Electric & Power Co.
8.875%, 11/15/38		670	915,712
4.000%, 01/15/43		2,800	2,381,642
Vodafone Group PLC
7.875%, 02/15/30		7,225	8,317,682
Volkswagen Financial Services NV
1.125%, 07/05/26	GBP	7,000	8,070,183
Voya Financial, Inc.
5.700%, 07/15/43		1,200	1,191,366
		Face Amount^	Value†
		(000)

Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30		387	$341,089
Walt Disney Co.
6.200%, 12/15/34		2,200	2,461,818
3.500%, 05/13/40		3,400	2,821,816
Warnermedia Holdings, Inc.
4.054%, 03/15/29		4,800	4,544,770
Wells Fargo & Co.
1.000%, 02/02/27	EUR	2,000	2,013,085
4.150%, 01/24/29		5,764	5,587,706
Welltower OP LLC
3.100%, 01/15/30		1,200	1,086,282
2.750%, 01/15/31		7,300	6,314,314
2.750%, 01/15/32		400	338,828
Western Union Co.
2.750%, 03/15/31		5,000	4,160,976
Westlake Corp.
3.375%, 06/15/30		1,016	928,255
2.875%, 08/15/41		800	559,920
Westpac Banking Corp.
4.800%, 02/16/28	AUD	5,600	3,690,195
WestRock MWV LLC
8.200%, 01/15/30		3,885	4,489,776
7.950%, 02/15/31		3,112	3,604,358
Williams Cos., Inc.
5.650%, 03/15/33		400	415,235
6.300%, 04/15/40		1,000	1,069,740
Willis North America, Inc.
5.350%, 05/15/33		3,000	3,016,397
WP Carey, Inc.
2.250%, 04/01/33		5,000	3,883,469
WRKCo, Inc.
4.200%, 06/01/32		1,600	1,529,416
TOTAL BONDS			1,303,628,056
U.S. TREASURY OBLIGATIONS — (4.1%)
U.S. Treasury Notes
0.375%, 04/30/25		3,000	2,849,180
0.250%, 05/31/25		11,750	11,108,799
0.250%, 07/31/25		3,750	3,525,293
0.250%, 08/31/25		11,000	10,311,211
2.250%, 11/15/25		5,000	4,825,781
0.375%, 11/30/25		4,500	4,194,141
2.625%, 01/31/26		5,000	4,849,805
1.875%, 07/31/26		8,600	8,153,875
1.500%, 08/15/26		8,000	7,505,937
1.500%, 01/31/27		1,500	1,395,234
TOTAL U.S. TREASURY OBLIGATIONS			58,719,256
TOTAL INVESTMENT SECURITIES (Cost $1,442,585,042)			1,367,751,307

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.7%)
@§	The DFA Short Term Investment Fund	4,520,538	$52,293,578
TOTAL INVESTMENTS — (100.0%)
(Cost $1,494,877,545)^^			$1,420,044,885
As of January 31, 2024, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	50,603,237	AUD	74,453,643	BANK OF NEW YORK	02/05/24	$1,753,201
USD	5,712,675	AUD	8,562,018	Citibank, N.A.	02/05/24	95,020
USD	1,931,000	AUD	2,887,012	Societe Generale	02/05/24	36,792
USD	2,740,967	AUD	4,069,394	State Street Bank and Trust	02/05/24	70,983
USD	3,876,053	AUD	5,901,482	Citibank, N.A.	02/12/24	3,129
USD	10,873,436	EUR	9,921,074	Morgan Stanley and Co. International	02/12/24	147,282
USD	4,068,578	AUD	6,101,056	State Street Bank and Trust	02/12/24	64,681
USD	54,503,363	AUD	81,104,867	UBS AG	02/12/24	1,277,241
USD	9,435,992	EUR	8,672,174	State Street Bank and Trust	02/20/24	56,955
Total Appreciation						$3,505,284
GBP	201,628	USD	257,224	Citibank, N.A.	02/05/24	$(1,695)
USD	3,031,385	AUD	4,634,529	Citibank, N.A.	02/05/24	(9,392)
USD	23,544,050	GBP	18,606,101	HSBC Bank	02/05/24	(36,008)
USD	10,908,893	JPY	1,605,303,416	Morgan Stanley and Co. International	02/22/24	(32,266)
Total (Depreciation)						$(79,361)
Total Appreciation (Depreciation)						$3,425,923
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$5,403,995	—	$5,403,995
Bonds	—	1,303,628,056	—	1,303,628,056
U.S. Treasury Obligations	—	58,719,256	—	58,719,256
Securities Lending Collateral	—	52,293,578	—	52,293,578
Forward Currency Contracts**	—	3,425,923	—	3,425,923
TOTAL	—	$1,423,470,808	—	$1,423,470,808
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (92.6%)
AUSTRALIA — (3.0%)
ANZ New Zealand International Ltd.
Ω	3.400%, 03/19/24		4,000	$3,988,991
APA Infrastructure Ltd.
	4.250%, 11/26/24	GBP	2,000	2,504,236
Ω	4.200%, 03/23/25		3,200	3,156,267
BHP Billiton Finance Ltd.
	3.000%, 05/29/24	EUR	5,900	6,350,474
	3.250%, 09/25/24	GBP	1,250	1,564,412
Glencore Finance Europe Ltd.
	0.625%, 09/11/24	EUR	397	420,083
	1.750%, 03/17/25	EUR	1,000	1,056,493
Glencore Funding LLC
Ω	4.625%, 04/29/24		3,400	3,389,257
Ω	1.625%, 09/01/25		1,175	1,114,249
Ω	1.625%, 04/27/26		700	650,489
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	498,023
Westpac Securities NZ Ltd.
	1.099%, 03/24/26	EUR	2,235	2,295,785
TOTAL AUSTRALIA				26,988,759
BELGIUM — (1.0%)
Belfius Bank SA
	0.375%, 09/02/25	EUR	1,800	1,847,632
	0.375%, 02/13/26	EUR	5,000	5,060,379
Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	EUR	2,000	2,113,093
TOTAL BELGIUM				9,021,104
CANADA — (4.5%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	5,000	5,227,999
Bank of Nova Scotia
	1.050%, 03/02/26		5,900	5,458,997
Brookfield Corp.
	4.000%, 01/15/25		2,100	2,071,658
Canadian Imperial Bank of Commerce
	1.250%, 06/22/26		7,391	6,808,674
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		1,200	1,181,215
Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,143,791
Enbridge, Inc.
	2.500%, 01/15/25		2,200	2,145,054
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Methanex Corp.
	4.250%, 12/01/24		300	$295,494
Royal Bank of Canada
	0.875%, 01/20/26		8,000	7,436,899
Spectra Energy Partners LP
	4.750%, 03/15/24		500	499,538
Toronto-Dominion Bank
	2.350%, 03/08/24		2,000	1,993,921
	0.375%, 04/25/24	EUR	550	589,484
	1.200%, 06/03/26		5,121	4,720,494
TOTAL CANADA				40,573,218
DENMARK — (1.8%)
AP Moller - Maersk AS
	1.750%, 03/16/26	EUR	5,500	5,750,521
Danske Bank AS
	0.625%, 05/26/25	EUR	2,500	2,600,397
ISS Finance BV
	1.250%, 07/07/25	EUR	2,800	2,914,557
Nykredit Realkredit AS
	0.250%, 01/13/26	EUR	5,000	5,076,935
TOTAL DENMARK				16,342,410
FINLAND — (0.8%)
OP Corporate Bank PLC
	0.125%, 07/01/24	EUR	6,500	6,910,740
FRANCE — (5.1%)
Air Liquide Finance SA
	1.875%, 06/05/24	EUR	1,200	1,287,840
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24		800	797,315
	0.010%, 03/07/25	EUR	1,000	1,037,416
	1.000%, 05/23/25	EUR	2,000	2,089,772
	1.625%, 01/19/26	EUR	1,500	1,566,243
	0.750%, 06/08/26	EUR	1,000	1,018,854
(r)Ω	SOFR + 1.130%, FRN, 6.475%, 01/23/27		750	754,548
Banque Stellantis France SACA
Δ	0.000%, 01/22/25	EUR	2,400	2,505,641
BNP Paribas SA
	1.000%, 06/27/24	EUR	498	531,906
	1.125%, 08/28/24	EUR	700	744,834
Ω	3.375%, 01/09/25		2,000	1,961,763
	1.250%, 03/19/25	EUR	3,400	3,577,282
BPCE SA
	1.000%, 07/15/24	EUR	700	746,436
Ω	2.375%, 01/14/25		2,300	2,231,212
	0.625%, 04/28/25	EUR	2,600	2,709,735
Ω	1.000%, 01/20/26		3,000	2,773,928

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	1.375%, 03/23/26	EUR	1,000	$1,035,010
CA Auto Bank SpA
Δ	0.000%, 04/16/24	EUR	2,000	2,145,981
Credit Agricole SA
	0.500%, 06/24/24	EUR	800	852,876
	1.000%, 09/16/24	EUR	1,000	1,061,470
	1.375%, 03/13/25	EUR	2,000	2,108,001
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		3,000	2,942,407
	2.125%, 05/06/25	EUR	700	742,345
	0.250%, 02/23/26	EUR	1,043	1,051,086
Societe Generale SA
Ω	2.625%, 10/16/24		800	782,783
Ω	1.375%, 07/08/25		3,600	3,415,064
	0.125%, 02/24/26	EUR	2,200	2,231,583
Ω	4.000%, 01/12/27		2,000	1,922,478
TOTAL FRANCE				46,625,809
GERMANY — (5.3%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		2,800	2,735,573
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	984,429
Commerzbank AG
	1.750%, 01/22/25	GBP	600	733,260
	1.125%, 06/22/26	EUR	3,000	3,067,429
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25		4,490	4,404,689
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	4,700	4,936,299
Deutsche Bank AG
	3.700%, 05/30/24		1,800	1,785,837
	2.625%, 12/16/24	GBP	1,000	1,234,173
	4.100%, 01/13/26		1,000	977,790
	1.625%, 01/20/27	EUR	2,500	2,547,643
Fresenius Medical Care AG
	3.875%, 09/20/27	EUR	1,500	1,654,463
Fresenius Medical Care U.S. Finance III, Inc.
Ω	1.875%, 12/01/26		3,280	2,972,868
Fresenius SE & Co. KGaA
	1.875%, 05/24/25	EUR	2,707	2,863,716
Mercedes-Benz Finance Canada, Inc.
	2.970%, 03/13/24	CAD	4,700	3,487,114
Mercedes-Benz Finance North America LLC
Ω	1.450%, 03/02/26		2,024	1,892,663
Mercedes-Benz International Finance BV
	1.625%, 11/11/24	GBP	2,000	2,465,026
Volkswagen Bank GmbH
	1.250%, 06/10/24	EUR	2,000	2,139,851
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Volkswagen Financial Services NV
	4.250%, 10/09/25	GBP	4,000	$4,973,216
Volkswagen Leasing GmbH
	0.375%, 07/20/26	EUR	500	502,368
VW Credit Canada, Inc.
	2.050%, 12/10/24	CAD	1,350	976,585
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		500	492,442
TOTAL GERMANY				47,827,434
IRELAND — (0.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	6.500%, 07/15/25		5,450	5,526,687
	1.750%, 01/30/26		500	465,723
TOTAL IRELAND				5,992,410
ITALY — (3.2%)
Enel Finance International NV
	5.625%, 08/14/24	GBP	4,000	5,063,148
	0.375%, 06/17/27	EUR	2,000	1,968,967
Eni SpA
	0.625%, 09/19/24	EUR	1,000	1,058,978
Holding d'Infrastructures de Transport SASU
	2.500%, 05/04/27	EUR	5,400	5,675,344
Intesa Sanpaolo SpA
	1.000%, 07/04/24	EUR	2,000	2,134,577
Ω	3.250%, 09/23/24		800	787,324
	0.625%, 02/24/26	EUR	3,800	3,864,705
Republic of Italy Government International Bonds
	2.375%, 10/17/24		1,661	1,624,807
Snam SpA
Δ	0.000%, 08/15/25	EUR	5,000	5,135,001
UniCredit SpA
	0.325%, 01/19/26	EUR	1,750	1,780,513
TOTAL ITALY				29,093,364
JAPAN — (6.7%)
7-Eleven, Inc.
#Ω	0.950%, 02/10/26		7,926	7,335,376
Aircastle Ltd.
#	4.125%, 05/01/24		2,000	1,987,293
Ω	5.250%, 08/11/25		50	49,547
	4.250%, 06/15/26		3,500	3,397,505
American Honda Finance Corp.
	1.950%, 10/18/24	EUR	3,267	3,484,608
(r)	SOFR + 0.710%, FRN, 6.055%, 01/09/26		1,700	1,701,782
East Japan Railway Co.
	2.614%, 09/08/25	EUR	2,700	2,884,708

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Honda Canada Finance, Inc.
	2.500%, 06/04/24	CAD	4,000	$2,947,674
JT International Financial Services BV
	1.125%, 09/28/25	EUR	1,000	1,036,549
Mitsubishi UFJ Financial Group, Inc.
	0.339%, 07/19/24	EUR	1,470	1,562,068
	3.850%, 03/01/26		4,000	3,919,039
Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	1,782	1,883,286
Nissan Motor Acceptance Co. LLC
Ω	1.125%, 09/16/24		500	485,091
Ω	2.000%, 03/09/26		1,500	1,386,167
	1.850%, 09/16/26		250	226,214
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		3,000	2,898,634
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,354,945
	1.653%, 07/14/26		700	643,036
NTT Finance Corp.
	0.010%, 03/03/25	EUR	580	602,229
Sumitomo Mitsui Financial Group, Inc.
	0.934%, 10/11/24	EUR	2,000	2,117,675
	1.546%, 06/15/26	EUR	1,522	1,577,069
Takeda Pharmaceutical Co. Ltd.
	2.250%, 11/21/26	EUR	5,900	6,218,641
Toyota Credit Canada, Inc.
	1.270%, 07/22/24	CAD	2,250	1,644,193
Toyota Finance Australia Ltd.
	2.004%, 10/21/24	EUR	700	746,754
	0.064%, 01/13/25	EUR	4,300	4,490,093
TOTAL JAPAN				60,580,176
LUXEMBOURG — (0.7%)
ArcelorMittal SA
	6.125%, 06/01/25		500	503,600
	4.875%, 09/26/26	EUR	5,500	6,107,188
TOTAL LUXEMBOURG				6,610,788
NETHERLANDS — (1.7%)
ABN AMRO Bank NV
	2.375%, 06/01/27	EUR	1,000	1,049,436
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		1,450	1,430,349
Enexis Holding NV
	0.875%, 04/28/26	EUR	1,000	1,032,933
ING Groep NV
	1.125%, 02/14/25	EUR	1,300	1,369,855
Ω	4.625%, 01/06/26		6,100	6,067,564
Koninklijke Philips NV
	0.500%, 05/22/26	EUR	4,550	4,591,875
TOTAL NETHERLANDS				15,542,012
			Face Amount^	Value†
			(000)
NEW ZEALAND — (0.5%)
BNZ International Funding Ltd.
	0.375%, 09/14/24	EUR	4,200	4,439,175
SPAIN — (2.5%)
Banco Bilbao Vizcaya Argentaria SA
	1.375%, 05/14/25	EUR	400	$419,587
	1.750%, 11/26/25	EUR	3,000	3,148,579
Banco Santander SA
	0.250%, 06/19/24	EUR	900	958,926
#	1.849%, 03/25/26		2,000	1,865,223
CaixaBank SA
	2.375%, 02/01/24	EUR	2,000	2,161,400
	1.000%, 06/25/24	EUR	300	320,386
	0.375%, 02/03/25	EUR	4,000	4,180,140
	1.375%, 06/19/26	EUR	1,800	1,845,468
	Naturgy Finance BV
	0.875%, 05/15/25	EUR	1,500	1,566,042
	Santander Holdings USA, Inc.
	3.244%, 10/05/26		3,000	2,829,006
	Santander U.K. Group Holdings PLC
	3.625%, 01/14/26	GBP	1,000	1,224,942
Telefonica Emisiones SA
	1.069%, 02/05/24	EUR	800	864,334
	5.375%, 02/02/26	GBP	1,000	1,274,052
	TOTAL SPAIN			22,658,085
SWEDEN — (1.6%)
	Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	3,500	3,635,510
	Skandinaviska Enskilda Banken AB
	1.750%, 11/11/26	EUR	1,000	1,037,226
Swedbank AB
	0.250%, 10/09/24	EUR	2,500	2,635,893
	0.750%, 05/05/25	EUR	2,000	2,086,897
	3.750%, 11/14/25	EUR	1,000	1,087,046
Volvo Treasury AB
	2.125%, 09/01/24	EUR	1,400	1,496,395
	2.625%, 02/20/26	EUR	2,400	2,559,402
	TOTAL SWEDEN			14,538,369
SWITZERLAND — (1.1%)
ABB Finance BV
	0.625%, 03/31/24	EUR	1,000	1,074,789
	0.750%, 05/16/24	EUR	1,880	2,012,821
UBS AG
Ω	0.450%, 02/09/24		2,000	1,997,950
	0.010%, 03/31/26	EUR	2,000	2,015,398
UBS Group AG
	4.125%, 09/24/25		2,000	1,961,904
	4.125%, 04/15/26		1,000	978,492
	TOTAL SWITZERLAND			10,041,354

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (5.3%)
Barclays PLC
	3.650%, 03/16/25		1,650	$1,618,782
	4.375%, 01/12/26		2,160	2,131,998
	3.000%, 05/08/26	GBP	2,000	2,418,668
BAT Capital Corp.
	3.222%, 08/15/24		116	114,497
	3.215%, 09/06/26		1,500	1,436,190
BAT International Finance PLC
	2.750%, 03/25/25	EUR	900	960,669
	1.668%, 03/25/26		2,616	2,437,749
BP Capital Markets PLC
	1.876%, 04/07/24	EUR	1,584	1,704,687
	0.900%, 07/03/24	EUR	500	533,261
British Telecommunications PLC
	0.500%, 09/12/25	EUR	1,000	1,030,106
CK Hutchison Group Telecom Finance SA
	0.750%, 04/17/26	EUR	2,000	2,037,271
Diageo Finance PLC
	1.000%, 04/22/25	EUR	2,500	2,623,605
HSBC Holdings PLC
	6.500%, 05/20/24	GBP	1,200	1,523,464
	0.875%, 09/06/24	EUR	1,316	1,396,721
	4.300%, 03/08/26		1,108	1,091,279
Lloyds Bank Corporate Markets PLC
	1.750%, 07/11/24	GBP	3,000	3,740,956
Lseg Netherlands BV
Δ	0.000%, 04/06/25	EUR	325	337,038
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	3,552	3,730,328
National Grid North America, Inc.
	0.410%, 01/20/26	EUR	2,750	2,801,070
Nationwide Building Society
	1.250%, 03/03/25	EUR	2,000	2,104,962
Ω	3.900%, 07/21/25		1,800	1,771,414
Ω	1.000%, 08/28/25		2,600	2,435,758
Ω	1.500%, 10/13/26		1,500	1,367,413
NatWest Group PLC
	4.800%, 04/05/26		2,367	2,353,344
Reynolds American, Inc.
#	4.450%, 06/12/25		930	920,178
Standard Chartered PLC
Ω	3.200%, 04/17/25		2,000	1,950,384
Vodafone Group PLC
	1.875%, 09/11/25	EUR	1,500	1,590,575
TOTAL UNITED KINGDOM				48,162,367
UNITED STATES — (47.2%)
AES Corp.
Ω	3.300%, 07/15/25		1,500	1,451,205
Aetna, Inc.
	3.500%, 11/15/24		412	406,091
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Altria Group, Inc.
2.200%, 06/15/27	EUR	2,000	$2,075,999
Amcor Finance USA, Inc.
3.625%, 04/28/26		2,835	2,743,584
American Electric Power Co., Inc.
1.000%, 11/01/25		678	631,904
American Express Co., Floating Rate Note, SOFR + 0.720%, FRN
(r) 6.082%, 05/03/24		100	100,083
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	4,400	4,602,500
American Tower Corp.
3.375%, 05/15/24		900	894,119
4.400%, 02/15/26		1,300	1,286,314
1.600%, 04/15/26		3,250	3,023,198
1.950%, 05/22/26	EUR	500	520,328
Ares Capital Corp.
4.200%, 06/10/24		3,000	2,980,046
3.250%, 07/15/25		2,500	2,408,134
3.875%, 01/15/26		1,000	961,457
Arrow Electronics, Inc.
3.250%, 09/08/24		1,400	1,378,126
AT&T, Inc.
4.000%, 11/25/25	CAD	2,000	1,459,853
AT&T, Inc., Floating Rate Note, 3M Euribor + 0.400%, FRN
(r) 4.362%, 03/06/25	EUR	2,000	2,163,860
Ball Corp.
4.875%, 03/15/26		1,000	987,488
Bank of America Corp.
2.375%, 06/19/24	EUR	1,500	1,611,146
Becton Dickinson & Co.
0.034%, 08/13/25	EUR	4,250	4,371,686
Boardwalk Pipelines LP
4.950%, 12/15/24		3,937	3,913,494
5.950%, 06/01/26		1,926	1,947,683
Boeing Co.
2.600%, 10/30/25		1,827	1,748,378
3.100%, 05/01/26		3,840	3,677,247
2.250%, 06/15/26		153	143,141
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	3,146	3,366,014
Brixmor Operating Partnership LP
3.850%, 02/01/25		800	785,174
Brown & Brown, Inc.
4.200%, 09/15/24		1,840	1,824,539
Campbell Soup Co.
3.950%, 03/15/25		1,000	986,164
3.300%, 03/19/25		1,223	1,196,427
Capital One Financial Corp.
3.200%, 02/05/25		1,000	979,455

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Carrier Global Corp.
	2.242%, 02/15/25		79	$76,577
	Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.455%, FRN
(r)	5.816%, 08/11/25		5,250	5,258,896
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		6,800	6,191,463
	Charles Schwab Corp.
#	0.750%, 03/18/24		2,941	2,923,321
	Charles Schwab Corp., Floating Rate Note, SOFR + 1.050%, FRN
(r)	6.408%, 03/03/27		2,324	2,307,255
Citigroup, Inc.
	2.375%, 05/22/24	EUR	1,420	1,527,121
	5.150%, 05/21/26	GBP	2,000	2,545,917
	CNA Financial Corp.
	3.950%, 05/15/24		1,499	1,491,179
	CNH Industrial Capital LLC
	3.950%, 05/23/25		1,700	1,672,845
	CNH Industrial Finance Europe SA
Δ	0.000%, 04/01/24	EUR	1,500	1,610,098
	CNO Financial Group, Inc.
	5.250%, 05/30/25		5,500	5,491,029
	Conagra Brands, Inc.
	4.300%, 05/01/24		704	701,185
	Constellation Energy Generation LLC
#	3.250%, 06/01/25		3,500	3,406,313
	Corporate Office Properties LP
	2.250%, 03/15/26		1,200	1,127,358
	Cox Communications, Inc.
Ω	3.850%, 02/01/25		380	374,182
	DCP Midstream Operating LP
	5.375%, 07/15/25		2,000	2,002,300
	Digital Stout Holding LLC
	4.250%, 01/17/25	GBP	2,000	2,504,890
	Discover Bank
	3.450%, 07/27/26		2,000	1,901,536
Discover Financial Services
	3.750%, 03/04/25		1,200	1,175,781
	4.500%, 01/30/26		2,500	2,469,129
	4.100%, 02/09/27		1,000	961,458
	Dominion Energy, Inc.
	3.300%, 03/15/25		600	587,408
	Dow Chemical Co.
	0.500%, 03/15/27	EUR	525	520,401
	DPL, Inc.
	4.125%, 07/01/25		2,000	1,947,694
	DTE Energy Co.
	1.050%, 06/01/25		2,300	2,177,825
	DXC Capital Funding DAC
	0.450%, 09/15/27	EUR	2,500	2,386,548
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
DXC Technology Co.
	1.750%, 01/15/26	EUR	2,000	$2,073,302
	1.800%, 09/15/26		3,000	2,745,771
	Eastman Chemical Co.
	3.800%, 03/15/25		1,000	985,062
	Edison International
	4.950%, 04/15/25		5,500	5,465,722
	Emerson Electric Co.
	0.375%, 05/22/24	EUR	2,500	2,672,464
	Energy Transfer LP
	4.050%, 03/15/25		1,500	1,479,902
	EPR Properties
	4.750%, 12/15/26		2,000	1,929,295
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,394	4,338,380
	Expedia Group, Inc.
	5.000%, 02/15/26		1,166	1,165,903
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		4,900	4,859,065
Fidelity National Information Services, Inc.
	0.625%, 12/03/25	EUR	1,000	1,028,770
	1.500%, 05/21/27	EUR	1,500	1,534,399
	Fiserv, Inc.
	3.200%, 07/01/26		1,188	1,145,454
Flex Ltd.
	4.750%, 06/15/25		650	643,762
	3.750%, 02/01/26		5,000	4,867,827
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		2,000	1,953,728
	4.389%, 01/08/26		1,000	974,562
	6.950%, 03/06/26		1,000	1,022,451
	Freeport-McMoRan, Inc.
	4.550%, 11/14/24		2,000	1,981,900
	General Mills, Inc.
	0.450%, 01/15/26	EUR	2,000	2,041,724
	General Motors Co.
	6.125%, 10/01/25		1,300	1,318,834
General Motors Financial Co., Inc.
	2.750%, 06/20/25		3,500	3,387,423
	1.250%, 01/08/26		300	279,159
	0.850%, 02/26/26	EUR	750	768,566
	5.250%, 03/01/26		1,473	1,477,860
Global Payments, Inc.
#	1.200%, 03/01/26		1,600	1,478,129
	4.800%, 04/01/26		4,250	4,230,004
	GLP Capital LP/GLP Financing II, Inc.
	3.350%, 09/01/24		3,125	3,068,852
Goldman Sachs Group, Inc.
	3.375%, 03/27/25	EUR	3,500	3,768,928
	4.250%, 01/29/26	GBP	700	874,607
	Graphic Packaging International LLC
	4.125%, 08/15/24		824	815,735

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Hanesbrands, Inc.
#Ω	4.875%, 05/15/26		2,500	$2,411,058
	Harley-Davidson Financial Services, Inc.
	0.900%, 11/19/24	EUR	1,000	1,054,124
	HCA, Inc.
	5.375%, 02/01/25		3,250	3,247,008
	Healthcare Realty Holdings LP
	3.500%, 08/01/26		5,000	4,777,766
	Hewlett Packard Enterprise Co.
	1.750%, 04/01/26		2,000	1,868,228
	Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	5,750	6,065,482
	Howmet Aerospace, Inc.
	6.875%, 05/01/25		112	113,838
	HP, Inc.
	2.200%, 06/17/25		2,000	1,921,567
	Humana, Inc.
	3.850%, 10/01/24		3,000	2,966,719
	Huntington Bancshares, Inc.
	2.625%, 08/06/24		700	688,503
	Hyatt Hotels Corp.
	4.850%, 03/15/26		1,796	1,783,305
	International Flavors & Fragrances, Inc.
	1.800%, 09/25/26	EUR	1,000	1,024,786
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		500	498,060
	Jabil, Inc.
	1.700%, 04/15/26		5,825	5,412,105
Jefferies Financial Group, Inc.
	1.000%, 07/19/24	EUR	863	919,168
	4.850%, 01/15/27		4,000	4,003,345
	John Deere Cash Management SARL
	1.375%, 04/02/24	EUR	1,000	1,076,120
	John Deere Financial, Inc.
	1.090%, 07/17/24	CAD	2,870	2,096,726
	Johnson Controls International PLC
	1.375%, 02/25/25	EUR	2,000	2,110,283
	Kellanova
	1.250%, 03/10/25	EUR	3,000	3,158,001
	Kilroy Realty LP
	3.450%, 12/15/24		2,000	1,962,178
	Laboratory Corp. of America Holdings
	1.550%, 06/01/26		1,914	1,774,599
	Las Vegas Sands Corp.
	2.900%, 06/25/25		3,000	2,896,770
	Lazard Group LLC
	3.750%, 02/13/25		1,000	982,230
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Lennar Corp.
	4.750%, 05/30/25		1,200	$1,192,782
	Lincoln National Corp.
	3.350%, 03/09/25		1,000	978,728
	LYB International Finance II BV
	0.875%, 09/17/26	EUR	1,200	1,216,568
	LYB International Finance III LLC
	1.250%, 10/01/25		316	296,486
	ManpowerGroup, Inc.
	1.750%, 06/22/26	EUR	130	135,117
Marathon Petroleum Corp.
	3.625%, 09/15/24		2,100	2,073,786
	4.700%, 05/01/25		1,900	1,886,832
	Marriott International, Inc.
	3.750%, 03/15/25		5,000	4,915,350
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		1,635	1,622,775
	McKesson Corp.
	1.500%, 11/17/25	EUR	2,000	2,088,548
	Micron Technology, Inc.
	4.975%, 02/06/26		1,500	1,502,252
	Morgan Stanley
	1.750%, 03/11/24	EUR	4,000	4,312,487
	National Rural Utilities Cooperative Finance Corp., SOFR + 0.700%, FRN
(r)	6.062%, 05/07/25		232	232,848
	Netflix, Inc.
	5.875%, 02/15/25		3,000	3,021,600
	Newell Brands, Inc.
	4.875%, 06/01/25		2,000	1,962,054
	NextEra Energy Capital Holdings, Inc., SOFR + 0.760%, FRN
(r)	6.103%, 01/29/26		1,290	1,291,406
	NextEra Energy Operating Partners LP
#Ω	3.875%, 10/15/26		1,000	945,484
	NIBC Bank NV
	2.000%, 04/09/24	EUR	2,000	2,151,017
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,500	2,467,558
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		500	493,004
	OneMain Finance Corp.
	6.875%, 03/15/25		3,585	3,598,444
Oracle Corp.
	3.400%, 07/08/24		500	495,069
	2.950%, 05/15/25		5,000	4,867,525
Parker-Hannifin Corp.
	3.650%, 06/15/24		1,181	1,172,223

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	1.125%, 03/01/25	EUR	2,000	$2,100,228
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26		572	560,665
Ω	1.700%, 06/15/26		5,150	4,795,935
	PepsiCo, Inc.
	0.250%, 05/06/24	EUR	1,500	1,605,154
	Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		1,066	1,044,967
Philip Morris International, Inc.
	2.875%, 05/01/24		5,800	5,760,088
	0.625%, 11/08/24	EUR	1,118	1,178,418
	2.750%, 03/19/25	EUR	2,000	2,139,354
	Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24		1,500	1,476,921
	PPG Industries, Inc.
	1.875%, 06/01/25	EUR	4,000	4,224,967
	Prologis LP
	3.000%, 06/02/26	EUR	2,100	2,239,713
	PVH Corp.
	3.625%, 07/15/24	EUR	500	538,504
	Radian Group, Inc.
	4.500%, 10/01/24		3,500	3,465,525
	Revvity, Inc.
	1.875%, 07/19/26	EUR	6,000	6,227,427
	Royalty Pharma PLC
	1.200%, 09/02/25		3,986	3,737,749
	Ryder System, Inc.
	2.500%, 09/01/24		2,100	2,062,580
	Seagate HDD Cayman
	4.750%, 01/01/25		1,500	1,478,574
	Sealed Air Corp.
Ω	5.500%, 09/15/25		2,500	2,503,375
	Sempra
	3.300%, 04/01/25		1,477	1,444,360
Simon Property Group LP
	2.000%, 09/13/24		6,850	6,708,788
	3.500%, 09/01/25		2,000	1,960,705
	Sky Ltd.
	2.250%, 11/17/25	EUR	1,500	1,594,173
	SLM Corp.
	3.125%, 11/02/26		3,000	2,808,960
	Southwest Airlines Co.
	5.250%, 05/04/25		3,500	3,503,064
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	96,162
	Stellantis NV
	2.000%, 03/23/24	EUR	1,000	1,077,599
	Stryker Corp.
	0.250%, 12/03/24	EUR	2,000	2,097,086
Thermo Fisher Scientific, Inc.
	0.750%, 09/12/24	EUR	3,300	3,497,481
	0.125%, 03/01/25	EUR	560	583,266
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Toyota Motor Credit Corp.
(r)	SOFR + 0.550%, FRN, 5.874%, 10/16/24		360	$360,479
(r)	SOFR + 0.650%, FRN, 5.997%, 01/05/26		1,000	1,001,750
	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
	5.875%, 06/15/24		250	249,878
	Trinity Industries, Inc.
	4.550%, 10/01/24		1,000	987,431
	TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	11,900	8,703,388
	U.S. Bancorp
	0.850%, 06/07/24	EUR	900	960,842
	United Parcel Service, Inc.
	2.125%, 05/21/24	CAD	10,250	7,554,558
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		6,000	5,830,210
Ventas Realty LP
	3.500%, 04/15/24		1,000	995,462
	2.650%, 01/15/25		500	486,844
	4.125%, 01/15/26		2,500	2,447,715
	Verizon Communications, Inc.
	1.375%, 10/27/26	EUR	1,000	1,032,069
	Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.144%, 03/20/26		3,200	3,214,209
	VMware LLC
	1.400%, 08/15/26		3,725	3,409,576
	Vontier Corp.
	1.800%, 04/01/26		3,500	3,224,030
	Vornado Realty LP
#	2.150%, 06/01/26		6,100	5,527,921
Walgreens Boots Alliance, Inc.
	3.600%, 11/20/25	GBP	1,000	1,211,805
#	3.450%, 06/01/26		5,000	4,782,253
Wells Fargo & Co.
	0.500%, 04/26/24	EUR	2,000	2,143,923
	1.625%, 06/02/25	EUR	1,600	1,681,552
	2.000%, 07/28/25	GBP	1,000	1,208,954
	2.975%, 05/19/26	CAD	2,500	1,782,346
	Western Digital Corp.
	4.750%, 02/15/26		3,000	2,918,206
	Western Union Co.
	1.350%, 03/15/26		5,000	4,617,234
Williams Cos., Inc.
	4.300%, 03/04/24		1,000	998,927
	3.900%, 01/15/25		1,596	1,575,195
	WRKCo, Inc.
	4.650%, 03/15/26		5,500	5,460,591
	Xerox Holdings Corp.
Ω	5.000%, 08/15/25		3,500	3,418,788
	TOTAL UNITED STATES			428,371,922
	TOTAL BONDS			840,319,496

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (5.0%)
U.S. Treasury Notes
	0.250%, 05/15/24	38,500	$37,952,578
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.170%, FRN, 5.465%, 10/31/25	8,000	7,995,531
TOTAL U.S. TREASURY OBLIGATIONS			45,948,109
COMMERCIAL PAPER — (0.9%)
UNITED STATES — (0.9%)
Aon Corp.
Ω	5.606%, 02/28/24	5,000	4,978,584
Cigna Group
Ω	5.717%, 04/05/24	2,980	2,950,013
TOTAL UNITED STATES			7,928,597
TOTAL COMMERCIAL PAPER (Cost $7,929,813)			7,928,597
TOTAL INVESTMENT SECURITIES (Cost $904,128,733)			894,196,202

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	1,149,877	$13,301,772
TOTAL INVESTMENTS — (100.0%)
(Cost $917,430,505)^^			$907,497,974
As of January 31, 2024, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	16,056,157	CAD	21,322,127	Bank of New York Mellon	02/05/24	$195,980
USD	17,160,680	GBP	13,498,019	Bank of New York Mellon	02/09/24	53,719
USD	17,228,364	CAD	23,020,158	Citibank, N.A.	02/12/24	103,579
USD	106,578,602	EUR	97,242,212	State Street Bank and Trust	02/12/24	1,445,334
USD	112,565,057	EUR	103,415,894	HSBC Bank	02/15/24	743,131
USD	114,391,904	EUR	104,152,002	State Street Bank and Trust	04/05/24	1,533,019
Total Appreciation						$4,074,762
GBP	1,560,129	USD	1,978,130	Citibank, N.A.	02/05/24	$(933)
USD	22,367,883	GBP	17,679,607	HSBC Bank	02/05/24	(38,002)
EUR	4,429,591	USD	4,822,200	Citibank, N.A.	02/15/24	(32,555)
EUR	3,553,988	USD	3,903,557	Australia and New Zealand Bank	04/05/24	(52,464)
EUR	1,878,846	USD	2,054,968	Citibank, N.A.	04/05/24	(19,054)
Total (Depreciation)						$(143,008)
Total Appreciation (Depreciation)						$3,931,754

DFA Targeted Credit Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$26,988,759	—	$26,988,759
Belgium	—	9,021,104	—	9,021,104
Canada	—	40,573,218	—	40,573,218
Denmark	—	16,342,410	—	16,342,410
Finland	—	6,910,740	—	6,910,740
France	—	46,625,809	—	46,625,809
Germany	—	47,827,434	—	47,827,434
Ireland	—	5,992,410	—	5,992,410
Italy	—	29,093,364	—	29,093,364
Japan	—	60,580,176	—	60,580,176
Luxembourg	—	6,610,788	—	6,610,788
Netherlands	—	15,542,012	—	15,542,012
New Zealand	—	4,439,175	—	4,439,175
Spain	—	22,658,085	—	22,658,085
Sweden	—	14,538,369	—	14,538,369
Switzerland	—	10,041,354	—	10,041,354
United Kingdom	—	48,162,367	—	48,162,367
United States	—	428,371,922	—	428,371,922
U.S. Treasury Obligations	—	45,948,109	—	45,948,109
Commercial Paper	—	7,928,597	—	7,928,597
Securities Lending Collateral	—	13,301,772	—	13,301,772
Forward Currency Contracts**	—	3,931,754	—	3,931,754
TOTAL	—	$911,429,728	—	$911,429,728
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (14.0%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		5,760	$5,558,070
Federal Home Loan Banks
#	2.750%, 12/13/24		37,645	36,993,958
	3.125%, 09/12/25		10,000	9,794,615
	5.750%, 06/12/26		6,000	6,211,186
	2.500%, 12/10/27		4,000	3,786,142
	3.000%, 03/10/28		30,815	29,713,791
	3.250%, 06/09/28		109,035	106,098,824
#	3.250%, 11/16/28		91,250	88,840,745
	2.125%, 09/14/29		10,000	9,081,130
	2.125%, 12/14/29		23,735	21,244,689
#	5.500%, 07/15/36		22,355	24,721,916
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29		76,476	87,270,641
#	6.750%, 03/15/31		100,575	117,232,735
#	6.250%, 07/15/32		85,446	98,812,628
Federal National Mortgage Association
	2.125%, 04/24/26		86,000	82,290,321
	1.875%, 09/24/26		116,529	110,187,884
#	0.750%, 10/08/27		73,250	65,184,656
#	6.250%, 05/15/29		102,508	113,819,031
	7.125%, 01/15/30		72,196	84,009,864
	7.250%, 05/15/30		72,729	85,691,199
	0.875%, 08/05/30		209,150	171,137,690
	6.625%, 11/15/30		93,212	107,012,164
Tennessee Valley Authority
	2.875%, 02/01/27		31,804	30,724,564
	7.125%, 05/01/30		70,383	82,478,711
	4.650%, 06/15/35		5,000	5,110,501
	3.500%, 12/15/42		15,000	12,659,637
TOTAL AGENCY OBLIGATIONS				1,595,667,292
BONDS — (48.2%)
AUSTRALIA — (2.0%)
ANZ New Zealand International Ltd.
	0.200%, 09/23/27	EUR	5,000	4,846,346
APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		4,000	3,783,549
ASB Bank Ltd.
	4.500%, 03/16/27	EUR	6,072	6,768,138
Australia & New Zealand Banking Group Ltd.
	1.650%, 01/16/25	AUD	6,150	3,924,620
	5.350%, 11/04/27	AUD	30,040	20,217,095
	4.950%, 09/11/28	AUD	3,910	2,591,013
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
BHP Billiton Finance Ltd.
	3.000%, 05/29/24	EUR	5,000	$5,381,757
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	5,000	3,264,322
	2.400%, 01/14/27	AUD	4,500	2,775,497
	4.400%, 08/18/27	AUD	6,120	3,989,158
	5.000%, 01/13/28	AUD	10,780	7,166,141
	4.900%, 08/17/28	AUD	15,050	9,960,558
Glencore Funding LLC
#Ω	2.500%, 09/01/30		4,600	3,975,830
#Ω	2.850%, 04/27/31		33,500	28,955,097
Ω	2.625%, 09/23/31		9,800	8,284,593
National Australia Bank Ltd.
	2.350%, 02/25/25	AUD	11,100	7,115,066
	3.900%, 05/30/25	AUD	1,208	785,986
	2.900%, 02/25/27	AUD	4,750	2,967,099
	4.950%, 11/25/27	AUD	12,360	8,202,877
	4.400%, 05/12/28	AUD	5,640	3,660,972
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		400	407,359
Westpac Banking Corp.
	3.350%, 03/08/27		41	39,603
	5.300%, 11/11/27	AUD	7,300	4,903,674
	4.800%, 02/16/28	AUD	6,500	4,283,262
	5.000%, 09/19/28	AUD	18,600	12,345,414
	2.150%, 06/03/31		77,400	65,079,413
TOTAL AUSTRALIA				225,674,439
BELGIUM — (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		7,200	7,084,285
	5.875%, 06/15/35		2,846	3,098,264
	4.375%, 04/15/38		5,800	5,516,198
	5.450%, 01/23/39		12,986	13,649,317
	4.950%, 01/15/42		5,000	4,971,827
Belfius Bank SA
Δ	0.000%, 08/28/26	EUR	1,800	1,783,928
Dexia SA
	0.500%, 01/17/25	EUR	14,800	15,555,862
TOTAL BELGIUM				51,659,681
CANADA — (3.1%)
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		15,600	11,763,693
Bank of Montreal
	2.280%, 07/29/24	CAD	10,300	7,553,333
	2.750%, 06/15/27	EUR	6,200	6,600,613
Bank of Nova Scotia
	0.500%, 04/30/24	EUR	5,000	5,357,431
	2.490%, 09/23/24	CAD	18,900	13,824,434

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	2.450%, 02/02/32		24,575	$20,398,322
Barrick North America Finance LLC
	5.700%, 05/30/41		4,500	4,685,303
	5.750%, 05/01/43		4,000	4,227,978
	Brookfield Finance, Inc.
	4.350%, 04/15/30		5,500	5,290,307
	Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	50,000	36,883,484
Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	12,100	8,858,303
	6.092%, 10/03/33		4,800	5,096,874
Canadian Natural Resources Ltd.
	2.950%, 07/15/30		12,722	11,211,045
	5.850%, 02/01/35		3,000	3,052,834
	6.250%, 03/15/38		6,000	6,304,206
	Emera U.S. Finance LP
	2.639%, 06/15/31		3,000	2,463,403
	Enbridge Energy Partners LP
	7.500%, 04/15/38		7,825	9,268,074
	Enbridge, Inc.
	3.500%, 06/10/24		880	873,147
	Fairfax Financial Holdings Ltd.
	3.375%, 03/03/31		3,400	2,986,222
	ITC Holdings Corp.
	3.650%, 06/15/24		9,714	9,634,509
	National Bank of Canada
	3.750%, 01/25/28	EUR	5,000	5,455,807
	Nutrien Ltd.
	3.000%, 04/01/25		3,460	3,371,569
	Province of Alberta
	3.600%, 04/11/28	AUD	2,900	1,825,639
	Rogers Communications, Inc.
	7.500%, 08/15/38		2,500	2,875,731
Royal Bank of Canada
	0.250%, 05/02/24	EUR	2,400	2,569,829
	2.352%, 07/02/24	CAD	12,100	8,893,673
	3.625%, 06/14/27	GBP	9,800	11,918,538
	5.000%, 01/24/28	GBP	14,700	18,667,797
#	5.000%, 02/01/33		5,000	5,000,825
	Spectra Energy Partners LP
	4.750%, 03/15/24		1,915	1,913,229
Suncor Energy, Inc.
	6.800%, 05/15/38		10,283	11,312,431
	6.850%, 06/01/39		3,000	3,336,432
Toronto-Dominion Bank
	0.375%, 04/25/24	EUR	3,350	3,590,492
	0.500%, 01/18/27	EUR	5,900	5,910,776
	2.551%, 08/03/27	EUR	5,000	5,270,488
	3.200%, 03/10/32		40,300	35,519,377
#	4.456%, 06/08/32		20,850	20,077,819
TransCanada PipeLines Ltd.
	4.625%, 03/01/34		20,566	19,510,817
	6.200%, 10/15/37		3,000	3,184,791
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	7.250%, 08/15/38		7,000	$8,047,172
TOTAL CANADA				354,586,747
DENMARK — (0.0%)
Nykredit Realkredit AS
	0.250%, 01/13/26	EUR	592	601,109
FINLAND — (0.2%)
Kuntarahoitus OYJ
	0.125%, 03/07/24	EUR	400	430,797
Δ	0.000%, 11/15/24	EUR	14,000	14,731,042
Nordea Bank Abp
	1.125%, 02/16/27	EUR	1,900	1,923,806
	0.500%, 05/14/27	EUR	3,000	2,993,698
OP Corporate Bank PLC
	0.250%, 03/24/26	EUR	2,800	2,825,400
	1.375%, 09/04/26	GBP	1,950	2,240,150
TOTAL FINLAND				25,144,893
FRANCE — (1.0%)
Banque Federative du Credit Mutuel SA
	1.750%, 12/19/24	GBP	5,000	6,154,352
	1.250%, 05/26/27	EUR	11,900	12,070,759
BNP Paribas SA
	1.000%, 04/17/24	EUR	5,842	6,274,118
	1.000%, 06/27/24	EUR	2,700	2,883,827
	1.875%, 12/14/27	GBP	4,000	4,525,022
Ω	4.400%, 08/14/28		2,200	2,147,463
BPCE SA
	1.000%, 07/15/24	EUR	17,900	19,087,445
	0.625%, 09/26/24	EUR	6,900	7,295,988
	0.010%, 01/14/27	EUR	1,700	1,671,623
	0.500%, 02/24/27	EUR	4,800	4,748,894
Credit Agricole SA
	2.375%, 05/20/24	EUR	2,700	2,903,675
	1.375%, 05/03/27	EUR	15,400	15,741,909
Ω	5.514%, 07/05/33		5,000	5,195,281
LeasePlan Corp. NV
	2.125%, 05/06/25	EUR	10,000	10,604,933
Societe Generale SA
Ω	3.000%, 01/22/30		5,000	4,384,431
TotalEnergies Capital International SA
	3.750%, 04/10/24		4,800	4,784,795
	2.986%, 06/29/41		9,527	7,334,734
TOTAL FRANCE				117,809,249
GERMANY — (1.5%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		2,240	2,225,940
Ω	4.375%, 12/15/28		14,000	13,276,095
Ω	4.625%, 06/25/38		700	600,417
Bayer U.S. Finance LLC
#Ω	3.375%, 10/08/24		9,544	9,395,387

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
BMW International Investment BV
	0.750%, 03/08/24	GBP	4,900	$6,181,206
BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	7,700	7,810,325
Daimler Truck Finance North America LLC
#	5.500%, 09/20/33		5,000	5,120,584
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	13,500	14,178,731
Deutsche Bank AG
	2.625%, 02/12/26	EUR	4,800	5,079,723
E.ON International Finance BV
Ω	6.650%, 04/30/38		9,000	9,913,419
Heidelberg Materials AG
	1.500%, 02/07/25	EUR	4,000	4,234,408
Kreditanstalt fuer Wiederaufbau
	4.300%, 07/13/27	AUD	10,000	6,597,258
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		10,899	13,532,813
Siemens Financieringsmaatschappij NV
#Ω	2.875%, 03/11/41		8,256	6,386,695
T-Mobile USA, Inc.
	4.375%, 04/15/40		8,000	7,219,469
	3.000%, 02/15/41		400	298,908
Traton Finance Luxembourg SA
	4.125%, 01/18/25	EUR	1,400	1,514,469
	0.125%, 03/24/25	EUR	4,800	4,969,741
Volkswagen Financial Services AG
	0.875%, 01/31/28	EUR	5,000	4,898,706
Volkswagen Financial Services NV
	2.125%, 06/27/24	GBP	3,200	3,997,896
Volkswagen Group of America Finance LLC
Ω	5.900%, 09/12/33		14,800	15,330,543
Volkswagen Leasing GmbH
Δ	0.000%, 07/19/24	EUR	24,497	26,001,777
	1.375%, 01/20/25	EUR	1,083	1,145,239
TOTAL GERMANY				169,909,749
HONG KONG — (0.0%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		1,100	998,370
	3.625%, 03/24/32		3,800	3,442,254
TOTAL HONG KONG				4,440,624
			Face Amount^	Value†
			(000)

IRELAND — (0.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		3,000	2,401,608
ITALY — (0.1%)
Cassa Depositi e Prestiti SpA
	1.500%, 06/21/24	EUR	1,800	$1,925,940
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29		15,800	14,529,382
TOTAL ITALY				16,455,322
JAPAN — (1.5%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		11,653	9,440,468
Ω	2.500%, 02/10/41		30,950	21,449,825
Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	6,600	6,949,984
Mitsubishi UFJ Financial Group, Inc.
	0.339%, 07/19/24	EUR	420	446,305
	0.872%, 09/07/24	EUR	5,000	5,306,342
	3.850%, 03/01/26		1,195	1,170,813
	3.677%, 02/22/27		1,295	1,255,988
	3.741%, 03/07/29		1,900	1,819,211
	3.195%, 07/18/29		4,977	4,574,384
	2.048%, 07/17/30		13,830	11,665,514
#	4.286%, 07/26/38		400	381,811
	3.751%, 07/18/39		11,191	9,830,153
MUFG Bank Ltd.
#	3.250%, 09/08/24		3,237	3,194,972
Nomura Holdings, Inc.
	3.103%, 01/16/30		10,062	8,933,733
	2.679%, 07/16/30		3,600	3,083,077
	2.608%, 07/14/31		10,000	8,300,662
NTT Finance Corp.
	0.010%, 03/03/25	EUR	1,500	1,557,488
ORIX Corp.
#	2.250%, 03/09/31		9,600	8,182,505
Sumitomo Mitsui Financial Group, Inc.
	0.934%, 10/11/24	EUR	7,486	7,926,459
	1.546%, 06/15/26	EUR	1,900	1,968,746
	3.040%, 07/16/29		17,527	15,955,732
	2.130%, 07/08/30		14,250	12,026,577
	2.222%, 09/17/31		9,265	7,619,690
#	5.808%, 09/14/33		5,000	5,273,898
#	2.296%, 01/12/41		7,700	5,362,082
Toyota Finance Australia Ltd.
	2.004%, 10/21/24	EUR	1,428	1,523,378
TOTAL JAPAN				165,199,797
NETHERLANDS — (0.5%)
BNG Bank NV
	3.500%, 07/19/27	AUD	5,834	3,733,475

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

NETHERLANDS — (Continued)
3.300%, 07/17/28	AUD	10,000	$6,285,289
Cooperatieve Rabobank UA
5.250%, 05/24/41		5,700	6,010,132
Enexis Holding NV
0.875%, 04/28/26	EUR	9,900	10,226,039
ING Groep NV
3.000%, 02/18/26	GBP	2,000	2,434,165
# 4.050%, 04/09/29		4,000	3,852,991
Nederlandse Waterschapsbank NV
3.400%, 07/22/25	AUD	4,100	2,652,215
3.450%, 07/17/28	AUD	25,100	15,879,879
Shell International Finance BV
5.500%, 03/25/40		3,000	3,176,473
2.875%, 11/26/41		3,200	2,401,680
TOTAL NETHERLANDS			56,652,338
NEW ZEALAND — (0.3%)
New Zealand Government Bonds
0.500%, 05/15/24	NZD	46,800	28,208,295
New Zealand Local Government Funding Agency Bonds
4.700%, 08/01/28	AUD	5,000	3,325,776
TOTAL NEW ZEALAND			31,534,071
NORWAY — (0.2%)
Equinor ASA
1.750%, 01/22/26		3,000	2,843,341
1.250%, 02/17/27	EUR	9,200	9,428,915
Kommunalbanken AS
4.250%, 07/16/25	AUD	1,000	654,623
4.350%, 01/18/28	AUD	10,000	6,572,684
Norsk Hydro ASA
1.125%, 04/11/25	EUR	5,000	5,233,323
TOTAL NORWAY			24,732,886
SPAIN — (0.8%)
Banco Bilbao Vizcaya Argentaria SA
0.375%, 10/02/24	EUR	5,000	5,280,971
3.375%, 09/20/27	EUR	15,000	16,316,650
Banco Santander SA
3.800%, 02/23/28		4,800	4,558,707
3.490%, 05/28/30		4,000	3,621,665
Santander Holdings USA, Inc.
4.500%, 07/17/25		17,590	17,323,547
Santander U.K. PLC
4.000%, 03/13/24		8,788	8,769,632
Telefonica Emisiones SA
7.045%, 06/20/36		13,000	14,678,692
			Face Amount^	Value†
			(000)

SPAIN — (Continued)
Telefonica Europe BV
	8.250%, 09/15/30		16,567	$19,266,400
TOTAL SPAIN				89,816,264
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.7%)
African Development Bank
	4.000%, 01/10/25	AUD	19,170	12,518,839
	3.300%, 07/27/27	AUD	5,000	3,177,133
	3.350%, 08/08/28	AUD	10,400	6,532,490
Asian Development Bank
	3.300%, 08/08/28	AUD	5,000	3,153,199
European Financial Stability Facility
Δ	0.000%, 04/19/24	EUR	10,000	10,722,038
	1.750%, 06/27/24	EUR	27,296	29,281,092
European Investment Bank
	4.750%, 08/07/24	AUD	9,000	5,912,700
	1.700%, 11/15/24	AUD	3,880	2,492,536
International Bank for Reconstruction & Development
	1.800%, 07/26/24	CAD	4,500	3,295,615
International Finance Corp.
	0.750%, 05/24/28	AUD	5,000	2,833,102
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				79,918,744
SWEDEN — (0.3%)
Skandinaviska Enskilda Banken AB
	0.050%, 07/01/24	EUR	18,300	19,454,610
	3.750%, 02/07/28	EUR	3,000	3,265,839
Swedbank AB
	0.200%, 01/12/28	EUR	3,000	2,830,030
Volvo Treasury AB
	2.625%, 02/20/26	EUR	2,600	2,772,686
	2.000%, 08/19/27	EUR	1,900	1,974,979
TOTAL SWEDEN				30,298,144
SWITZERLAND — (0.2%)
UBS AG
	0.010%, 03/31/26	EUR	2,000	2,015,398
UBS Group AG
Ω	4.125%, 09/24/25		20,990	20,590,178
TOTAL SWITZERLAND				22,605,576
UNITED KINGDOM — (1.8%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		4,750	3,866,419
Ω	5.950%, 10/15/33		6,500	6,620,091
AstraZeneca PLC
	6.450%, 09/15/37		3,700	4,309,760

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
Barclays PLC
	3.650%, 03/16/25		14,330	$14,058,878
	4.375%, 01/12/26		8,170	8,064,086
	BAT Capital Corp.
	4.906%, 04/02/30		20,600	20,326,305
BP Capital Markets America, Inc.
	2.721%, 01/12/32		1,500	1,297,456
	3.060%, 06/17/41		50,100	38,405,735
BP Capital Markets PLC
	1.876%, 04/07/24	EUR	8,758	9,425,285
	0.900%, 07/03/24	EUR	3,400	3,626,173
	Diageo Capital PLC
	2.125%, 04/29/32		6,055	4,998,149
HSBC Holdings PLC
	0.875%, 09/06/24	EUR	7,520	7,981,265
	4.300%, 03/08/26		13,770	13,562,188
	4.950%, 03/31/30		12,700	12,686,339
#	6.100%, 01/14/42		4,500	5,119,480
	Lloyds Bank Corporate Markets PLC
	1.750%, 07/11/24	GBP	2,201	2,744,615
	Lloyds Banking Group PLC
	3.750%, 01/11/27		4,250	4,105,122
	London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	3,170	3,360,969
	LSEGA Financing PLC
Ω	3.200%, 04/06/41		24,202	18,656,687
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25		3,351	3,304,085
	Motability Operations Group PLC
	0.875%, 03/14/25	EUR	6,323	6,640,446
	Nationwide Building Society
Ω	3.900%, 07/21/25		4,600	4,526,947
	RELX Capital, Inc.
	4.750%, 05/20/32		3,633	3,648,151
	Vodafone Group PLC
	7.875%, 02/15/30		7,107	8,181,836
	TOTAL UNITED KINGDOM			209,516,467
UNITED STATES — (33.5%)
3M Co.
#	2.875%, 10/15/27		4,534	4,265,737
	5.700%, 03/15/37		3,500	3,761,277
	Abbott Laboratories
	2.950%, 03/15/25		5,200	5,099,360
AbbVie, Inc.
	3.600%, 05/14/25		300	295,052
	4.500%, 05/14/35		1,000	975,943
	4.300%, 05/14/36		5,000	4,769,889
	Acuity Brands Lighting, Inc.
	2.150%, 12/15/30		1,642	1,373,387
	AEP Texas, Inc.
#	4.700%, 05/15/32		20,000	19,510,614
Aetna, Inc.
	3.500%, 11/15/24		4,959	4,887,872
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
6.750%, 12/15/37		8,500	$9,579,161
Affiliated Managers Group, Inc.
3.500%, 08/01/25		3,410	3,322,829
3.300%, 06/15/30		21,400	19,181,211
Air Products & Chemicals, Inc.
2.700%, 05/15/40		400	300,836
Allegion PLC
3.500%, 10/01/29		10,000	9,290,293
Allstate Corp.
5.250%, 03/30/33		4,400	4,485,276
5.350%, 06/01/33		7,500	7,688,514
Altria Group, Inc.
1.700%, 06/15/25	EUR	5,000	5,251,122
3.400%, 05/06/30		10,700	9,756,920
2.450%, 02/04/32		27,231	22,264,619
3.400%, 02/04/41		6,000	4,440,494
4.250%, 08/09/42		400	327,884
4.500%, 05/02/43		9,100	7,755,438
Amazon.com, Inc.
2.100%, 05/12/31		22,694	19,411,748
2.875%, 05/12/41		11,000	8,539,589
Amcor Flexibles North America, Inc.
2.630%, 06/19/30		2,500	2,168,104
Amdocs Ltd.
2.538%, 06/15/30		2,000	1,727,878
American Express Co.
3.300%, 05/03/27		5,196	4,973,703
American Tower Corp.
2.700%, 04/15/31		300	257,130
2.300%, 09/15/31		6,375	5,273,654
4.050%, 03/15/32		2,325	2,172,313
American Water Capital Corp.
3.850%, 03/01/24		2,115	2,112,221
Ameriprise Financial, Inc.
4.500%, 05/13/32		8,200	8,060,255
Amgen, Inc.
2.300%, 02/25/31		3,400	2,902,566
2.000%, 01/15/32		9,200	7,554,598
3.350%, 02/22/32		14,200	12,860,814
3.150%, 02/21/40		26,545	20,661,519
2.800%, 08/15/41		26,250	19,007,080
Analog Devices, Inc.
3.450%, 06/15/27		4,731	4,587,443
2.800%, 10/01/41		1,800	1,325,711
Aon Corp.
# 4.500%, 12/15/28		2,300	2,278,111
2.800%, 05/15/30		13,400	11,897,616
Aon Global Ltd.
3.500%, 06/14/24		8,747	8,681,395
Apple, Inc.
2.375%, 02/08/41		4,000	2,915,378
3.850%, 05/04/43		3,500	3,096,306
Applied Materials, Inc.
5.850%, 06/15/41		400	439,105

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Arizona Public Service Co.
3.150%, 05/15/25	9,580	$9,341,088
2.600%, 08/15/29	4,846	4,333,550
2.200%, 12/15/31	31,150	25,427,002
5.050%, 09/01/41	400	377,086
Arrow Electronics, Inc.
3.875%, 01/12/28	11,938	11,367,961
Assurant, Inc.
2.650%, 01/15/32	4,000	3,308,064
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31	4,600	4,094,612
AT&T, Inc.
2.550%, 12/01/33	18,868	15,307,178
3.500%, 06/01/41	30,700	24,390,458
4.300%, 12/15/42	3,000	2,611,788
Autodesk, Inc.
4.375%, 06/15/25	3,015	2,991,001
3.500%, 06/15/27	10,309	9,980,433
Automatic Data Processing, Inc.
1.250%, 09/01/30	3,057	2,511,922
AutoZone, Inc.
3.250%, 04/15/25	5,203	5,091,183
Avnet, Inc.
4.625%, 04/15/26	4,760	4,693,866
3.000%, 05/15/31	17,500	14,730,849
5.500%, 06/01/32	13,180	12,992,270
AXIS Specialty Finance PLC
4.000%, 12/06/27	19,920	19,193,735
Baker Hughes Holdings LLC
5.125%, 09/15/40	2,677	2,663,320
Bank of America Corp.
5.875%, 02/07/42	31,300	34,270,039
Bank of New York Mellon Corp.
1.600%, 04/24/25	14,050	13,514,378
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30	27,500	23,961,495
# 1.450%, 10/15/30	74,403	62,209,169
5.750%, 01/15/40	9,600	10,707,346
4.400%, 05/15/42	725	694,175
4.300%, 05/15/43	1,900	1,770,538
Berkshire Hathaway, Inc.
3.125%, 03/15/26	9,085	8,845,876
# 4.500%, 02/11/43	3,500	3,433,456
Best Buy Co., Inc.
# 4.450%, 10/01/28	18,393	18,312,497
1.950%, 10/01/30	12,200	10,150,302
Biogen, Inc.
2.250%, 05/01/30	19,587	16,696,304
Black Hills Corp.
2.500%, 06/15/30	2,250	1,900,230
4.350%, 05/01/33	5,728	5,332,990
BlackRock, Inc.
# 3.250%, 04/30/29	2,993	2,846,001
2.400%, 04/30/30	33,033	29,166,087
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
#	1.900%, 01/28/31		31,157	$26,114,213
Boardwalk Pipelines LP
	3.600%, 09/01/32		9,310	8,227,320
Boeing Co.
	2.500%, 03/01/25		6,399	6,211,676
	3.200%, 03/01/29		4,600	4,228,207
	2.950%, 02/01/30		5,400	4,814,687
	3.600%, 05/01/34		2,000	1,727,684
	3.250%, 02/01/35		2,463	2,040,903
	3.550%, 03/01/38		2,550	2,054,144
Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	8,900	9,522,415
	1.800%, 03/03/27	EUR	700	726,386
Boston Scientific Corp.
	4.550%, 03/01/39		1,264	1,213,997
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		3,000	3,031,978
Bristol-Myers Squibb Co.
	4.125%, 06/15/39		21,400	19,268,771
	2.350%, 11/13/40		400	277,295
	3.550%, 03/15/42		800	649,973
Brixmor Operating Partnership LP
	4.050%, 07/01/30		5,600	5,237,106
Broadcom, Inc.
#	4.300%, 11/15/32		31,000	29,424,741
Ω	2.600%, 02/15/33		200	164,289
Ω	3.419%, 04/15/33		200	175,635
Ω	3.469%, 04/15/34		5,000	4,342,980
Ω	3.137%, 11/15/35		17,502	14,386,968
Ω	4.926%, 05/15/37		1,000	964,449
Ω	3.500%, 02/15/41		8,150	6,514,869
Brown & Brown, Inc.
	4.200%, 09/15/24		4,660	4,620,843
	2.375%, 03/15/31		3,000	2,487,566
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		14,600	14,087,509
Burlington Northern Santa Fe LLC
	6.150%, 05/01/37		800	897,665
	5.750%, 05/01/40		400	430,814
	5.050%, 03/01/41		400	399,982
	5.400%, 06/01/41		400	415,711
	4.950%, 09/15/41		400	394,289
	4.400%, 03/15/42		400	369,219
	5.150%, 09/01/43		400	407,102
Capital One Financial Corp.
	3.750%, 04/24/24		4,607	4,587,111
	3.200%, 02/05/25		2,300	2,252,746
	3.800%, 01/31/28		3,600	3,439,349
Carrier Global Corp.
#	2.700%, 02/15/31		2,100	1,833,057
Caterpillar, Inc.
	3.803%, 08/15/42		800	696,192
Cencora, Inc.
	2.800%, 05/15/30		29,884	26,753,765

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
CenterPoint Energy Resources Corp.
4.000%, 04/01/28		4,478	$4,393,606
Charles Schwab Corp.
3.000%, 03/10/25		12,777	12,486,397
3.625%, 04/01/25		5,758	5,655,118
1.950%, 12/01/31		700	562,372
2.900%, 03/03/32		14,300	12,283,877
Chevron Corp.
1.554%, 05/11/25		3,254	3,129,503
Choice Hotels International, Inc.
3.700%, 12/01/29		2,660	2,366,130
Chubb Corp.
6.000%, 05/11/37		400	444,724
6.500%, 05/15/38		400	465,741
Chubb INA Holdings, Inc.
3.350%, 05/15/24		4,320	4,290,311
Cigna Group
3.500%, 06/15/24		1,792	1,778,133
3.400%, 03/01/27		9,766	9,390,379
2.400%, 03/15/30		567	495,190
2.375%, 03/15/31		18,767	15,948,879
4.800%, 08/15/38		37,897	36,533,665
3.200%, 03/15/40		15,445	11,919,676
Cincinnati Financial Corp.
6.920%, 05/15/28		3,000	3,259,673
Cisco Systems, Inc.
5.900%, 02/15/39		750	828,170
Citigroup, Inc.
2.375%, 05/22/24	EUR	1,175	1,263,639
1.750%, 01/28/25	EUR	4,200	4,451,448
8.125%, 07/15/39		15,697	20,353,891
5.875%, 01/30/42		26,650	28,733,280
Clorox Co.
3.900%, 05/15/28		3,912	3,798,969
CME Group, Inc.
5.300%, 09/15/43		2,600	2,698,363
CMS Energy Corp.
3.600%, 11/15/25		3,163	3,076,272
CNA Financial Corp.
4.500%, 03/01/26		13,822	13,683,616
3.900%, 05/01/29		850	813,193
# 5.500%, 06/15/33		5,000	5,175,848
CNO Financial Group, Inc.
5.250%, 05/30/29		4,800	4,725,292
Coca-Cola Co.
2.875%, 05/05/41		400	311,531
Comcast Corp.
4.250%, 01/15/33		20,667	19,873,569
7.050%, 03/15/33		14,000	16,207,814
# 4.200%, 08/15/34		400	380,819
6.500%, 11/15/35		400	452,975
3.200%, 07/15/36		400	336,605
3.900%, 03/01/38		1,200	1,068,577
4.600%, 10/15/38		5,300	5,119,623
# 6.550%, 07/01/39		400	457,043
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	3.250%, 11/01/39	2,200	$1,774,407
	3.750%, 04/01/40	15,100	12,933,103
Conagra Brands, Inc.
	5.300%, 11/01/38	34,100	33,208,749
ConocoPhillips
	5.900%, 05/15/38	400	430,234
	6.500%, 02/01/39	800	929,736
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	1,280	1,261,179
	5.300%, 03/01/35	400	406,096
	6.750%, 04/01/38	400	457,524
	5.500%, 12/01/39	400	405,966
	5.700%, 06/15/40	400	410,728
	4.200%, 03/15/42	1,174	1,011,402
	3.950%, 03/01/43	400	337,336
Constellation Brands, Inc.
	3.150%, 08/01/29	5,800	5,355,368
Constellation Energy Generation LLC
	6.250%, 10/01/39	1,289	1,378,508
	5.750%, 10/01/41	2,300	2,299,573
Corebridge Financial, Inc.
	4.350%, 04/05/42	400	342,366
Costco Wholesale Corp.
	1.600%, 04/20/30	21,300	18,084,636
Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	6,686,036
Ω	4.800%, 02/01/35	8,981	8,366,051
Crown Castle, Inc.
	2.100%, 04/01/31	300	244,212
	2.900%, 04/01/41	19,205	13,735,958
CSX Corp.
	4.750%, 05/30/42	400	379,141
CVS Health Corp.
	3.375%, 08/12/24	10,857	10,730,509
	3.250%, 08/15/29	3,000	2,777,832
	4.125%, 04/01/40	12,694	10,780,381
	2.700%, 08/21/40	4,600	3,239,895
Deere & Co.
	3.900%, 06/09/42	400	355,320
Dell International LLC/EMC Corp.
	3.375%, 12/15/41	5,000	3,796,269
Devon Energy Corp.
#	5.600%, 07/15/41	9,858	9,503,690
	4.750%, 05/15/42	400	349,624
DH Europe Finance II SARL
	3.250%, 11/15/39	400	330,105
Dick's Sporting Goods, Inc.
#	3.150%, 01/15/32	9,525	8,098,743
Discovery Communications LLC
	3.900%, 11/15/24	4,796	4,732,131
	3.450%, 03/15/25	4,209	4,115,100
Dow Chemical Co.
	5.250%, 11/15/41	400	390,327
	4.375%, 11/15/42	2,116	1,853,590

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Duke Energy Corp.
	3.750%, 04/15/24	3,205	$3,191,654
	3.300%, 06/15/41	25,250	19,308,252
Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30	1,500	1,256,844
Ω	2.775%, 01/07/32	641	515,747
Eastman Chemical Co.
	3.800%, 03/15/25	8,127	8,005,600
Eaton Corp.
#	4.000%, 11/02/32	8,105	7,788,583
Eaton Vance Corp.
	3.500%, 04/06/27	9,662	9,277,785
Ecolab, Inc.
	5.500%, 12/08/41	1,000	1,044,908
Elevance Health, Inc.
	3.500%, 08/15/24	3,786	3,744,217
	4.101%, 03/01/28	10,108	9,924,894
	5.950%, 12/15/34	11,300	12,100,658
	6.375%, 06/15/37	4,100	4,530,654
	4.625%, 05/15/42	5,400	5,016,613
Emerson Electric Co.
	3.150%, 06/01/25	4,912	4,812,208
Energy Transfer LP
	6.050%, 06/01/41	400	405,462
Enterprise Products Operating LLC
	3.900%, 02/15/24	1,280	1,278,913
	6.875%, 03/01/33	1,400	1,596,063
	7.550%, 04/15/38	2,557	3,141,162
	6.125%, 10/15/39	6,217	6,817,272
	6.450%, 09/01/40	5,235	5,869,170
	5.700%, 02/15/42	1,200	1,249,916
Equifax, Inc.
	3.100%, 05/15/30	200	179,912
Equinix, Inc.
	3.200%, 11/18/29	2,500	2,285,815
	2.500%, 05/15/31	5,700	4,841,498
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	6,590	6,506,583
Eversource Energy
	4.250%, 04/01/29	600	577,840
Exelon Corp.
#	3.400%, 04/15/26	3,866	3,750,248
Extra Space Storage LP
	2.350%, 03/15/32	13,100	10,607,025
Exxon Mobil Corp.
	2.995%, 08/16/39	2,600	2,089,143
FedEx Corp.
	4.900%, 01/15/34	2,075	2,076,384
	3.900%, 02/01/35	2,800	2,551,762
	3.250%, 05/15/41	9,750	7,481,700
Fidelity National Financial, Inc.
	3.400%, 06/15/30	19,454	17,424,451
	2.450%, 03/15/31	1,800	1,477,957
Fidelity National Information Services, Inc.
	3.100%, 03/01/41	10,400	7,716,950
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	First American Financial Corp.
	2.400%, 08/15/31		16,044	$12,771,424
Flex Ltd.
	4.875%, 06/15/29		2,040	2,011,460
	4.875%, 05/12/30		4,000	3,915,899
	Flowserve Corp.
	2.800%, 01/15/32		29,138	24,162,581
	FMR LLC
Ω	4.950%, 02/01/33		2,400	2,307,327
Fortune Brands Innovations, Inc.
#	3.250%, 09/15/29		3,900	3,596,683
	4.000%, 03/25/32		414	382,725
	Fox Corp.
	5.476%, 01/25/39		2,000	1,958,431
GATX Corp.
	3.250%, 03/30/25		3,170	3,089,764
	3.500%, 06/01/32		6,850	6,011,038
General Dynamics Corp.
	4.250%, 04/01/40		5,000	4,631,103
	2.850%, 06/01/41		400	303,121
	General Motors Co.
	5.150%, 04/01/38		3,669	3,470,258
General Motors Financial Co., Inc.
	1.694%, 03/26/25	EUR	4,600	4,847,666
	5.250%, 03/01/26		11,336	11,373,404
	3.600%, 06/21/30		6,000	5,433,684
	3.100%, 01/12/32		8,400	7,138,065
	Georgia Power Co.
	4.300%, 03/15/42		400	354,122
	Georgia-Pacific LLC
	7.750%, 11/15/29		800	920,534
Gilead Sciences, Inc.
	3.700%, 04/01/24		1,212	1,208,080
	4.600%, 09/01/35		800	781,966
	4.000%, 09/01/36		4,050	3,712,838
	2.600%, 10/01/40		7,300	5,312,617
	5.650%, 12/01/41		10,300	10,884,157
	GlaxoSmithKline Capital, Inc.
	6.375%, 05/15/38		913	1,061,113
	Global Payments, Inc.
	2.900%, 11/15/31		400	340,927
	Globe Life, Inc.
	4.800%, 06/15/32		10,000	9,708,439
Goldman Sachs Group, Inc.
	4.000%, 03/03/24		14,004	13,983,123
	0.125%, 08/19/24	EUR	2,900	3,069,802
	3.750%, 05/22/25		6,213	6,107,772
	3.750%, 02/25/26		5,700	5,574,337
	7.250%, 04/10/28	GBP	4,850	6,647,818
	2.600%, 02/07/30		4,600	4,046,020
	3.800%, 03/15/30		12,000	11,293,819
#	6.125%, 02/15/33		1,621	1,774,423
	6.250%, 02/01/41		4,350	4,844,574
Halliburton Co.
	4.850%, 11/15/35		400	396,296
	6.700%, 09/15/38		5,760	6,710,864

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	7.450%, 09/15/39		2,200	$2,734,538
	4.500%, 11/15/41		3,000	2,715,592
	4.750%, 08/01/43		1,000	940,617
Harley-Davidson, Inc.
#	3.500%, 07/28/25		5,193	5,052,099
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		20,000	17,104,893
Healthcare Realty Holdings LP
	2.000%, 03/15/31		2,800	2,242,518
Hess Corp.
	5.600%, 02/15/41		15,000	15,790,541
Home Depot, Inc.
	5.875%, 12/16/36		15,888	17,619,668
	3.300%, 04/15/40		1,600	1,313,878
	5.400%, 09/15/40		5,600	5,872,485
	5.950%, 04/01/41		1,200	1,334,032
Honeywell International, Inc.
Δ	0.000%, 03/10/24	EUR	2,700	2,905,816
	5.700%, 03/15/37		400	434,627
	5.375%, 03/01/41		670	704,282
HP, Inc.
	2.650%, 06/17/31		200	169,587
#	6.000%, 09/15/41		11,400	11,980,416
HSBC USA, Inc.
	3.500%, 06/23/24		23,674	23,471,544
Humana, Inc.
	3.850%, 10/01/24		5,825	5,760,380
Indiana Michigan Power Co.
	6.050%, 03/15/37		1,108	1,184,191
Intel Corp.
	4.000%, 12/15/32		200	191,005
#	4.600%, 03/25/40		27,624	26,742,047
	2.800%, 08/12/41		23,576	17,505,820
	4.800%, 10/01/41		400	388,425
	5.625%, 02/10/43		20,100	21,306,905
Intercontinental Exchange, Inc.
	3.750%, 12/01/25		11,500	11,282,075
#	4.600%, 03/15/33		15,000	14,709,000
	2.650%, 09/15/40		16,100	11,835,754
International Business Machines Corp.
	3.300%, 01/27/27		954	919,379
#	1.950%, 05/15/30		9,340	7,995,679
	4.150%, 05/15/39		8,300	7,543,251
	2.850%, 05/15/40		31,266	23,400,935
	4.000%, 06/20/42		3,400	2,957,869
International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		12,000	8,583,940
Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		1,953	1,945,423
	4.750%, 03/30/30		375	369,762
Interstate Power & Light Co.
	2.300%, 06/01/30		3,978	3,401,081
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Invitation Homes Operating Partnership LP
2.000%, 08/15/31		3,000	$2,373,107
2.700%, 01/15/34		1,500	1,201,462
J M Smucker Co.
3.500%, 03/15/25		3,600	3,537,512
4.250%, 03/15/35		10,700	9,896,087
Jabil, Inc.
3.600%, 01/15/30		23,950	21,953,899
3.000%, 01/15/31		15,033	13,021,606
Jackson Financial, Inc.
3.125%, 11/23/31		6,177	5,237,018
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25		9,046	8,966,526
Jefferies Financial Group, Inc.
2.625%, 10/15/31		20,514	17,051,697
2.750%, 10/15/32		6,280	5,153,718
John Deere Cash Management SARL
1.375%, 04/02/24	EUR	1,350	1,452,762
Johnson & Johnson
# 1.300%, 09/01/30		7,400	6,189,587
JPMorgan Chase & Co.
3.625%, 05/13/24		9,931	9,878,843
3.900%, 07/15/25		22,016	21,734,919
6.400%, 05/15/38		20,000	22,965,366
5.500%, 10/15/40		3,600	3,790,850
5.600%, 07/15/41		7,100	7,538,734
5.400%, 01/06/42		9,350	9,706,849
Juniper Networks, Inc.
3.750%, 08/15/29		3,600	3,400,860
2.000%, 12/10/30		5,000	4,094,175
Kellanova
3.400%, 11/15/27		4,100	3,936,670
7.450%, 04/01/31		6,159	7,033,996
Kemper Corp.
3.800%, 02/23/32		20,930	17,698,512
Kimco Realty OP LLC
2.250%, 12/01/31		10,200	8,279,750
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		5,800	6,415,388
6.500%, 09/01/39		1,900	2,013,577
5.000%, 08/15/42		4,000	3,587,344
4.700%, 11/01/42		400	347,412
5.000%, 03/01/43		12,400	11,158,436
Kroger Co.
# 7.500%, 04/01/31		16,177	18,515,497
L3Harris Technologies, Inc.
3.950%, 05/28/24		2,469	2,456,319
Lazard Group LLC
4.500%, 09/19/28		17,626	17,118,576
4.375%, 03/11/29		400	383,816
Legg Mason, Inc.
3.950%, 07/15/24		4,736	4,701,748
4.750%, 03/15/26		3,945	3,941,160

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		9,305	$9,119,586
Ω	6.500%, 03/15/35		4,250	4,238,563
Lincoln National Corp.
	3.050%, 01/15/30		300	266,888
#	3.400%, 01/15/31		8,337	7,471,017
	3.400%, 03/01/32		23,378	20,212,909
	7.000%, 06/15/40		125	140,759
Lockheed Martin Corp.
#	3.550%, 01/15/26		1,500	1,473,392
	3.600%, 03/01/35		671	609,178
	4.500%, 05/15/36		1,000	977,044
Loews Corp.
	3.750%, 04/01/26		8,270	8,073,122
	6.000%, 02/01/35		5,000	5,415,746
Lowe's Cos., Inc.
	2.800%, 09/15/41		25,000	18,315,815
LYB International Finance III LLC
	3.375%, 10/01/40		8,700	6,683,742
LyondellBasell Industries NV
	5.750%, 04/15/24		1,611	1,611,146
Marathon Petroleum Corp.
	3.625%, 09/15/24		6,891	6,804,979
	6.500%, 03/01/41		4,500	4,900,655
Marriott International, Inc.
	2.750%, 10/15/33		7,200	5,933,797
Mars, Inc.
Ω	1.625%, 07/16/32		7,750	6,106,691
Ω	3.600%, 04/01/34		400	362,476
#Ω	3.875%, 04/01/39		800	709,026
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		8,320	8,257,791
	2.375%, 12/15/31		2,561	2,168,829
Medtronic Global Holdings SCA
	1.125%, 03/07/27	EUR	4,800	4,899,846
Medtronic, Inc.
	4.375%, 03/15/35		8,065	7,859,839
Merck & Co., Inc.
#	3.400%, 03/07/29		8,884	8,486,698
	1.450%, 06/24/30		40,801	34,097,591
	3.900%, 03/07/39		400	362,422
	2.350%, 06/24/40		800	573,642
MetLife, Inc.
	5.375%, 07/15/33		5,000	5,168,433
	6.375%, 06/15/34		19,000	21,206,241
	5.700%, 06/15/35		7,200	7,694,557
	4.125%, 08/13/42		5,400	4,753,505
Micron Technology, Inc.
#	4.663%, 02/15/30		330	324,258
	2.703%, 04/15/32		2,650	2,224,209
	3.366%, 11/01/41		31,640	23,995,560
Microsoft Corp.
Ω	3.400%, 06/15/27		4,965	4,822,258
Mohawk Industries, Inc.
#	3.625%, 05/15/30		1,971	1,831,635
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	2,000	$2,133,778
Morgan Stanley
	3.875%, 04/29/24		6,982	6,952,502
#	3.875%, 01/27/26		15,083	14,807,390
#	3.625%, 01/20/27		8,004	7,783,468
	1.875%, 04/27/27	EUR	5,000	5,173,042
	7.250%, 04/01/32		14,996	17,481,358
	6.375%, 07/24/42		3,800	4,351,315
Motorola Solutions, Inc.
	4.600%, 05/23/29		3,500	3,471,785
	2.300%, 11/15/30		25,444	21,452,923
	MPLX LP
	4.500%, 04/15/38		4,700	4,229,762
	National Fuel Gas Co.
	2.950%, 03/01/31		5,000	4,215,499
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		2,708	3,224,330
NetApp, Inc.
	3.300%, 09/29/24		3,451	3,399,189
	2.700%, 06/22/30		4,400	3,873,935
	NewMarket Corp.
	2.700%, 03/18/31		4,000	3,389,605
	Newmont Corp.
	5.875%, 04/01/35		400	424,626
	NIKE, Inc.
#	2.850%, 03/27/30		17,787	16,290,595
	Northern Trust Corp.
	1.950%, 05/01/30		19,870	17,154,247
Nucor Corp.
	3.950%, 05/01/28		4,016	3,938,905
	3.125%, 04/01/32		7,340	6,557,970
#	6.400%, 12/01/37		6,585	7,436,992
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,348	2,317,530
	Oklahoma Gas & Electric Co.
#	5.400%, 01/15/33		4,200	4,356,170
	Omnicom Group, Inc.
	4.200%, 06/01/30		12,055	11,635,270
	ONE Gas, Inc.
#	4.250%, 09/01/32		4,300	4,159,248
Oracle Corp.
	3.250%, 11/15/27		14,193	13,479,297
	4.300%, 07/08/34		400	372,330
	3.900%, 05/15/35		800	709,006
	3.650%, 03/25/41		17,000	13,528,156
	Owens Corning
	3.875%, 06/01/30		9,226	8,638,164
Parker-Hannifin Corp.
	3.300%, 11/21/24		3,093	3,044,184
#	3.250%, 06/14/29		6,000	5,617,734
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26		133	127,019
PepsiCo, Inc.
	4.875%, 11/01/40		400	403,373

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
2.625%, 10/21/41		1,200	$887,042
Pfizer, Inc.
4.000%, 12/15/36		400	373,312
4.100%, 09/15/38		1,600	1,467,004
3.900%, 03/15/39		6,600	5,859,563
7.200%, 03/15/39		2,400	2,962,197
2.550%, 05/28/40		2,000	1,449,808
5.600%, 09/15/40		400	421,743
Philip Morris International, Inc.
0.625%, 11/08/24	EUR	774	815,828
3.250%, 11/10/24		6,698	6,595,428
3.375%, 08/15/29		6,000	5,616,429
2.100%, 05/01/30		8,350	7,185,886
# 5.375%, 02/15/33		1,000	1,020,596
5.625%, 09/07/33		10,000	10,366,427
# 6.375%, 05/16/38		13,000	14,554,703
4.375%, 11/15/41		4,700	4,190,866
# 4.500%, 03/20/42		400	358,361
3.875%, 08/21/42		4,300	3,532,877
Phillips 66
2.150%, 12/15/30		400	338,264
4.650%, 11/15/34		400	388,606
5.875%, 05/01/42		1,592	1,706,926
Plains All American Pipeline LP/PAA Finance Corp.
5.150%, 06/01/42		5,000	4,550,677
4.300%, 01/31/43		6,441	5,223,345
PNC Bank NA
2.950%, 02/23/25		1,093	1,068,222
3.250%, 06/01/25		4,680	4,567,400
PPG Industries, Inc.
1.875%, 06/01/25	EUR	2,125	2,244,514
2.550%, 06/15/30		9,250	8,072,316
Precision Castparts Corp.
3.250%, 06/15/25		26,684	26,185,646
3.900%, 01/15/43		4,000	3,409,955
Primerica, Inc.
2.800%, 11/19/31		15,500	13,139,425
Principal Financial Group, Inc.
3.400%, 05/15/25		2,300	2,250,944
6.050%, 10/15/36		4,000	4,295,220
Progress Energy, Inc.
7.750%, 03/01/31		2,500	2,873,841
# 6.000%, 12/01/39		600	628,684
Progressive Corp.
3.000%, 03/15/32		16,100	14,317,848
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	4,600	4,451,788
Prologis LP
5.125%, 01/15/34		5,563	5,649,995
Prudential Financial, Inc.
3.000%, 03/10/40		9,850	7,631,381
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		1,000	1,170,897
PulteGroup, Inc.
7.875%, 06/15/32		3,895	4,566,271
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	6.375%, 05/15/33	11,000	$11,892,099
	6.000%, 02/15/35	6,449	6,828,706
	QUALCOMM, Inc.
	1.650%, 05/20/32	10,643	8,534,782
	Quanta Services, Inc.
	2.900%, 10/01/30	302	264,899
	Realty Income Corp.
	2.700%, 02/15/32	14,491	12,135,619
	2.850%, 12/15/32	8,577	7,243,837
	1.800%, 03/15/33	1,800	1,387,898
#	4.900%, 07/15/33	5,000	4,897,464
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	15,789	15,378,817
	3.900%, 05/15/29	4,725	4,490,802
	3.150%, 06/15/30	15,455	13,835,890
	Revvity, Inc.
	3.300%, 09/15/29	1,300	1,185,250
	Royalty Pharma PLC
	2.200%, 09/02/30	10,000	8,392,050
	3.300%, 09/02/40	63,117	47,547,817
	RTX Corp.
	4.450%, 11/16/38	1,200	1,110,101
	4.700%, 12/15/41	5,600	5,173,276
	4.500%, 06/01/42	28,524	26,102,056
	Salesforce, Inc.
	3.700%, 04/11/28	7,800	7,646,046
	2.700%, 07/15/41	1,600	1,198,954
	Sanofi SA
	3.625%, 06/19/28	10,200	9,990,773
	Sherwin-Williams Co.
	2.950%, 08/15/29	4,800	4,389,885
	Simon Property Group LP
	2.650%, 07/15/30	19,576	17,327,785
#	2.200%, 02/01/31	13,548	11,335,892
	2.250%, 01/15/32	7,377	6,089,130
#	5.500%, 03/08/33	5,400	5,582,837
	6.750%, 02/01/40	1,200	1,366,394
	4.750%, 03/15/42	400	365,123
	Southern California Edison Co.
	6.650%, 04/01/29	400	426,814
	Southern Power Co.
	5.150%, 09/15/41	3,000	2,832,574
	Southwest Gas Corp.
	3.700%, 04/01/28	2,900	2,773,213
	2.200%, 06/15/30	13,700	11,637,737
	Stanley Black & Decker, Inc.
	2.300%, 03/15/30	2,650	2,263,770
	5.200%, 09/01/40	400	382,979
	State Street Corp.
	3.550%, 08/18/25	1,854	1,823,303
	Steel Dynamics, Inc.
	3.250%, 01/15/31	19,725	17,790,815
	Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31	11,500	9,632,768

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Sutter Health
3.161%, 08/15/40		2,000	$1,589,546
Targa Resources Corp.
4.200%, 02/01/33		3,000	2,746,240
Target Corp.
4.000%, 07/01/42		2,100	1,881,147
TCI Communications, Inc.
7.875%, 02/15/26		720	761,383
Texas Instruments, Inc.
# 3.875%, 03/15/39		7,290	6,691,140
Textron, Inc.
2.450%, 03/15/31		14,820	12,615,921
Thermo Fisher Scientific, Inc.
2.800%, 10/15/41		2,700	2,022,643
5.404%, 08/10/43		7,500	7,847,472
Travelers Cos., Inc.
6.250%, 06/15/37		1,335	1,515,593
5.350%, 11/01/40		1,200	1,255,716
Truist Financial Corp.
3.700%, 06/05/25		7,545	7,395,900
TWDC Enterprises 18 Corp.
4.375%, 08/16/41		10,000	9,037,794
U.S. Bancorp
0.850%, 06/07/24	EUR	800	854,082
Union Pacific Corp.
3.250%, 01/15/25		9,115	8,964,136
2.891%, 04/06/36		23,350	19,436,812
3.600%, 09/15/37		1,800	1,590,771
3.550%, 08/15/39		400	342,388
3.200%, 05/20/41		15,400	12,211,279
3.375%, 02/14/42		5,150	4,176,428
United Parcel Service, Inc.
6.200%, 01/15/38		400	454,784
4.875%, 11/15/40		1,020	1,005,142
UnitedHealth Group, Inc.
4.200%, 05/15/32		18,800	18,206,373
5.800%, 03/15/36		400	437,362
6.625%, 11/15/37		400	468,999
6.875%, 02/15/38		350	419,583
3.500%, 08/15/39		17,038	14,404,074
2.750%, 05/15/40		11,200	8,470,661
5.700%, 10/15/40		2,400	2,580,942
5.950%, 02/15/41		1,000	1,091,193
3.050%, 05/15/41		28,172	21,909,477
4.625%, 11/15/41		1,200	1,144,790
Unum Group
3.875%, 11/05/25		1,977	1,922,585
4.000%, 06/15/29		10,963	10,410,062
5.750%, 08/15/42		3,000	2,982,661
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,367	16,875,544
Valero Energy Corp.
7.500%, 04/15/32		580	673,684
6.625%, 06/15/37		11,550	12,707,245
Ventas Realty LP
3.000%, 01/15/30		1,100	976,753
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
VeriSign, Inc.
2.700%, 06/15/31		5,106	$4,344,913
Verizon Communications, Inc.
# 4.016%, 12/03/29		9,753	9,378,220
2.355%, 03/15/32		2,733	2,269,701
4.812%, 03/15/39		10,500	10,168,365
2.650%, 11/20/40		5,000	3,570,602
3.400%, 03/22/41		9,400	7,432,578
VF Corp.
# 2.950%, 04/23/30		4,556	3,823,647
Viatris, Inc.
2.700%, 06/22/30		1,000	853,461
3.850%, 06/22/40		10,000	7,568,900
Virginia Electric & Power Co.
6.000%, 01/15/36		3,600	3,873,846
6.000%, 05/15/37		1,000	1,071,028
8.875%, 11/15/38		2,000	2,733,470
4.000%, 01/15/43		8,000	6,804,690
Visa, Inc.
2.050%, 04/15/30		55,259	48,417,080
Voya Financial, Inc.
5.700%, 07/15/43		913	906,431
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30		3,867	3,408,247
Walmart, Inc.
5.000%, 10/25/40		7,200	7,454,268
# 5.625%, 04/15/41		2,100	2,311,798
Walt Disney Co.
3.700%, 09/15/24		3,814	3,776,550
6.200%, 12/15/34		100	111,901
6.400%, 12/15/35		3,000	3,407,970
4.625%, 03/23/40		6,500	6,265,902
3.500%, 05/13/40		24,596	20,413,347
6.150%, 02/15/41		400	443,097
5.400%, 10/01/43		2,000	2,075,721
WEC Energy Group, Inc.
3.550%, 06/15/25		1,757	1,717,273
Wells Fargo & Co.
0.500%, 04/26/24	EUR	15,349	16,453,540
2.125%, 06/04/24	EUR	6,240	6,698,859
# 3.000%, 02/19/25		4,264	4,176,113
1.625%, 06/02/25	EUR	3,400	3,573,298
2.000%, 07/28/25	GBP	887	1,072,342
3.000%, 04/22/26		2,553	2,450,609
1.375%, 10/26/26	EUR	2,500	2,561,270
1.000%, 02/02/27	EUR	15,000	15,098,138
4.150%, 01/24/29		600	581,649
Welltower OP LLC
4.125%, 03/15/29		1,150	1,113,161
2.750%, 01/15/31		17,596	15,220,092
2.750%, 01/15/32		4,600	3,900,428
Westlake Corp.
3.375%, 06/15/30		11,785	10,767,204
WestRock MWV LLC
8.200%, 01/15/30		19,367	22,381,850

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Weyerhaeuser Co.
	7.375%, 03/15/32	813	$938,965
Whirlpool Corp.
	3.700%, 05/01/25	14,663	14,401,852
#	4.750%, 02/26/29	700	694,328
Williams Cos., Inc.
#	3.500%, 11/15/30	13,600	12,476,384
	6.300%, 04/15/40	20,000	21,394,801
WP Carey, Inc.
	2.400%, 02/01/31	2,300	1,933,627
	2.450%, 02/01/32	9,800	8,006,521
WRKCo, Inc.
#	3.000%, 06/15/33	19,705	16,899,082
TOTAL UNITED STATES			3,829,939,861
TOTAL BONDS			5,508,897,569
U.S. TREASURY OBLIGATIONS — (28.9%)
U.S. Treasury Bills
∞	5.016%, 03/12/24	80,000	79,531,882
∞	5.059%, 03/19/24	80,000	79,449,147
∞	5.383%, 03/26/24	40,000	39,684,700
U.S. Treasury Bonds
#	5.250%, 02/15/29	28,500	30,294,609
	6.125%, 08/15/29	25,000	27,695,313
	1.125%, 05/15/40	159,000	100,921,523
	1.125%, 08/15/40	155,000	97,401,758
	1.375%, 11/15/40	162,000	105,831,562
	1.875%, 02/15/41	117,000	82,827,774
	2.250%, 05/15/41	60,000	45,056,250
	1.750%, 08/15/41	195,000	133,841,602
	2.000%, 11/15/41	136,000	97,123,124
	2.375%, 02/15/42	125,000	94,589,844
	2.750%, 08/15/42	63,000	50,402,461
	2.750%, 11/15/42	90,000	71,796,094
	3.125%, 02/15/43	77,000	65,025,899
	2.875%, 05/15/43	95,000	76,942,579
U.S. Treasury Notes
#	0.125%, 02/15/24	105,000	104,794,261
#	2.750%, 02/15/24	100,000	99,901,289
	1.500%, 02/29/24	65,000	64,806,410
	2.125%, 02/29/24	70,000	69,824,275
#	2.375%, 02/29/24	88,000	87,795,560
#	0.250%, 03/15/24	100,000	99,400,271
#	2.125%, 03/31/24	50,000	49,738,281
#	2.250%, 03/31/24	50,000	49,744,140
#	0.375%, 04/15/24	100,000	98,996,094
	2.000%, 04/30/24	30,000	29,755,078
	2.250%, 04/30/24	58,000	57,565,000
	2.500%, 04/30/24	80,000	79,446,875
	0.250%, 05/15/24	62,000	61,118,437
	2.500%, 05/15/24	40,000	39,679,688
	2.000%, 05/31/24	50,000	49,472,656
	2.500%, 05/31/24	30,000	29,729,297
#	0.250%, 06/15/24	82,000	80,526,562
			Face Amount^	Value†
			(000)

	1.750%, 06/30/24		60,000	$59,158,594
	2.000%, 06/30/24		20,000	19,740,625
#	3.000%, 06/30/24		57,000	56,496,797
	2.125%, 07/31/24		50,000	49,267,578
	2.375%, 05/15/27		91,200	86,739,750
	2.250%, 08/15/27		40,000	37,770,312
	2.250%, 11/15/27		39,018	36,727,499
	2.750%, 02/15/28		47,000	44,954,766
	1.125%, 02/29/28		54,000	48,376,407
	1.250%, 03/31/28		15,000	13,480,078
	1.250%, 04/30/28		40,000	35,865,625
	2.875%, 05/15/28		69,000	66,207,656
	2.875%, 08/15/28		90,000	86,206,640
	3.125%, 11/15/28		75,000	72,527,344
	2.625%, 02/15/29		25,000	23,556,641
	2.375%, 03/31/29		10,000	9,294,531
	3.500%, 01/31/30		25,000	24,446,289
	3.500%, 04/30/30		25,000	24,421,875
	4.000%, 07/31/30		25,000	25,112,305
	4.125%, 08/31/30		25,000	25,285,156
	4.375%, 11/30/30		25,000	25,664,063
TOTAL U.S. TREASURY OBLIGATIONS				3,302,010,826
COMMERCIAL PAPER — (0.4%)
AUSTRALIA — (0.4%)
Australia & New Zealand Banking Group Ltd.
Ω	5.560%, 02/22/24		25,000	24,918,526
Westpac Banking Corp.
Ω	5.610%, 03/13/24		25,000	24,846,513
TOTAL AUSTRALIA				49,765,039
TOTAL COMMERCIAL PAPER (Cost $49,759,187)				49,765,039
FOREIGN SOVEREIGN OBLIGATIONS — (0.1%)
UNITED KINGDOM — (0.1%)
U.K. Treasury Bills
∞	5.617%, 02/05/24	GBP	5,000	6,332,878
TOTAL INVESTMENT SECURITIES (Cost $11,079,479,847)				10,462,673,604

		Shares
SECURITIES LENDING COLLATERAL — (8.4%)
@§	The DFA Short Term Investment Fund	82,686,000	956,511,649
TOTAL INVESTMENTS — (100.0%)
(Cost $12,035,987,363)^^			$11,419,185,253

DFA Investment Grade Portfolio
CONTINUED
As of January 31, 2024, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	18,202,216	AUD	27,697,989	Citibank, N.A.	02/12/24	$25,051
USD	31,114,974	AUD	46,637,328	State Street Bank and Trust	02/12/24	508,622
USD	70,627,764	EUR	64,883,641	HSBC Bank	02/15/24	470,137
USD	58,205,222	EUR	53,375,737	HSBC Bank	02/16/24	488,497
USD	64,341,612	EUR	59,134,473	State Street Bank and Trust	02/20/24	387,129
USD	123,835,520	AUD	187,588,079	Bank of New York Mellon	02/21/24	691,839
USD	74,132,438	EUR	68,053,860	Barclays Capital	02/21/24	528,483
USD	67,639,847	EUR	62,051,308	Bank of America Corp.	02/26/24	513,977
USD	28,249,839	NZD	46,168,754	Citibank, N.A.	02/26/24	27,993
USD	79,905,217	CAD	107,320,945	Citibank, N.A.	02/27/24	53,073
USD	75,337,975	EUR	68,711,938	Barclays Capital	04/02/24	891,461
USD	76,602,246	EUR	69,913,132	Barclays Capital	04/04/24	847,781
USD	78,808,566	EUR	71,750,459	State Street Bank and Trust	04/05/24	1,059,923
Total Appreciation						$6,493,966
USD	10,296,676	AUD	15,734,566	State Street Bank and Trust	02/12/24	$(29,337)
USD	32,076,032	GBP	25,358,764	State Street Bank and Trust	02/16/24	(64,650)
USD	40,992,460	GBP	32,342,105	State Street Bank and Trust	02/20/24	(483)
EUR	23,560,243	USD	25,874,533	State Street Bank and Trust	04/02/24	(347,994)
EUR	4,789,254	USD	5,264,563	Bank of New York Mellon	04/04/24	(75,161)
EUR	4,871,316	USD	5,346,614	State Street Bank and Trust	04/05/24	(68,066)
Total (Depreciation)						$(585,691)
Total Appreciation (Depreciation)						$5,908,275
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,595,667,292	—	$1,595,667,292
Bonds
Australia	—	225,674,439	—	225,674,439
Belgium	—	51,659,681	—	51,659,681
Canada	—	354,586,747	—	354,586,747
Denmark	—	601,109	—	601,109
Finland	—	25,144,893	—	25,144,893
France	—	117,809,249	—	117,809,249
Germany	—	169,909,749	—	169,909,749
Hong Kong	—	4,440,624	—	4,440,624
Ireland	—	2,401,608	—	2,401,608
Italy	—	16,455,322	—	16,455,322
Japan	—	165,199,797	—	165,199,797
Netherlands	—	56,652,338	—	56,652,338
New Zealand	—	31,534,071	—	31,534,071
Norway	—	24,732,886	—	24,732,886
Spain	—	89,816,264	—	89,816,264
Supranational Organization Obligations	—	79,918,744	—	79,918,744
Sweden	—	30,298,144	—	30,298,144
Switzerland	—	22,605,576	—	22,605,576
United Kingdom	—	209,516,467	—	209,516,467

DFA Investment Grade Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	—	$3,829,939,861	—	$3,829,939,861
U.S. Treasury Obligations	—	3,302,010,826	—	3,302,010,826
Commercial Paper	—	49,765,039	—	49,765,039
Foreign Sovereign Obligations	—	6,332,878	—	6,332,878
Securities Lending Collateral	—	956,511,649	—	956,511,649
Forward Currency Contracts**	—	5,908,275	—	5,908,275
TOTAL	—	$11,425,093,528	—	$11,425,093,528
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.9%)
U.S. Treasury Inflation-Indexed Bonds
1.750%, 01/15/28	281,700	$412,522,870
3.625%, 04/15/28	234,500	478,235,513
2.500%, 01/15/29	327,500	486,721,607
3.875%, 04/15/29	236,745	489,351,142
3.375%, 04/15/32	169,500	329,622,110
2.125%, 02/15/40	289,000	421,980,534
2.125%, 02/15/41	265,815	383,420,129
0.750%, 02/15/42	86,000	95,130,810
0.625%, 02/15/43	119,000	124,536,294
U.S. Treasury Inflation-Indexed Notes
0.375%, 07/15/27	253,500	304,203,612
0.500%, 01/15/28	228,600	270,878,942
0.750%, 07/15/28	86,000	101,326,608
0.875%, 01/15/29	427,500	500,106,946
0.250%, 07/15/29	126,500	141,348,859
0.125%, 01/15/30	204,000	222,542,808
0.125%, 07/15/30	60,000	65,480,736
0.125%, 01/15/31	125,000	132,853,960
0.125%, 07/15/31	89,000	91,393,503
0.125%, 01/15/32	184,000	180,370,087
TOTAL U.S. TREASURY OBLIGATIONS Cost ($5,749,104,722)		5,232,027,070

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 5.300%	3,842,676	3,842,676
TOTAL INVESTMENTS — (100.0%)
(Cost $5,752,947,398)^^		$5,235,869,746
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$5,232,027,070	—	$5,232,027,070
Temporary Cash Investments	$3,842,676	—	—	3,842,676
TOTAL	$3,842,676	$5,232,027,070	—	$5,235,869,746

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.8%)
ALABAMA — (0.6%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	3,605	$3,639,750
City of Huntsville (GO) Series B
5.000%, 05/01/24	2,410	2,421,304
City of Madison (GO) Series A
¤ 5.000%, 04/01/37	1,590	1,628,037
Mobile County Board of School Commissioners (ST) (BAM)
4.000%, 03/01/24	550	550,312
5.000%, 03/01/25	245	250,017
University of South Alabama (RB) (AGM)
5.000%, 11/01/24	1,000	1,012,119
TOTAL ALABAMA		9,501,539
ARIZONA — (1.2%)
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	4,325	4,377,642
City of Chandler (GO)
5.000%, 07/01/24	3,160	3,186,551
City of Mesa (GO)
5.000%, 07/01/24	4,655	4,693,341
City of Phoenix (GO)
5.000%, 07/01/24	820	826,720
City of Tempe (GO)
5.000%, 07/01/24	2,200	2,217,847
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/25	500	514,810
Maricopa County Unified School District No. 4 Mesa (GO) Series E
5.000%, 07/01/24	1,400	1,411,241
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	1,400	1,411,415
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Pima County Unified School District No. 6 Marana (GO) (AGM)
5.000%, 07/01/24	650	$654,897
Pima County Unified School District No. 6 Marana (GO) (AGM) Series A
5.000%, 07/01/24	485	488,654
TOTAL ARIZONA		19,783,118
ARKANSAS — (0.1%)
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,585	1,606,208
CALIFORNIA — (3.1%)
City of Los Angeles (RN)
5.000%, 06/27/24	19,000	19,146,448
County of Los Angeles (RN)
5.000%, 06/28/24	8,000	8,061,976
County of Riverside (RN)
5.000%, 06/28/24	6,300	6,348,806
San Francisco Community College District (GO)
5.000%, 06/15/29	4,765	4,904,426
San Francisco Unified School District (GO) Series C
5.000%, 06/15/24	475	478,597
5.000%, 06/15/25	565	582,156
State of California (GO)
4.000%, 03/01/24	1,275	1,276,004
5.000%, 09/01/24	5,000	5,060,327
5.000%, 10/01/25	1,910	1,934,163
5.000%, 10/01/33	3,000	3,005,926
TOTAL CALIFORNIA		50,798,829
COLORADO — (1.2%)
Board of Governors of Colorado State University System (RB) (ST HGR ED INTERCEPT PROG) Series C
¤ 4.000%, 03/01/38	615	621,435
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/24	1,365	1,382,028

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	885	$902,892
Colorado State Education Loan Program (RN) Series A
5.000%, 06/28/24	10,050	10,117,672
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series A
5.250%, 12/15/24	4,730	4,817,062
Regional Transportation District (COP)
5.000%, 06/01/29	360	368,335
University of Northern Colorado (RB) (ST HGR ED INTERCEPT PROG) Series A
¤ 5.000%, 06/01/31 (Pre-refunded @ $100, 6/1/24)	1,745	1,754,852
TOTAL COLORADO		19,964,276
CONNECTICUT — (3.7%)
City of Bridgeport (GO) Series B
5.000%, 08/15/26	620	649,562
City of Bristol (GO)
5.000%, 03/15/24	735	736,751
City of New Haven (GO) (AGM) Series A
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	300	302,836
City of New Haven (GO) Series B
5.000%, 08/01/26	100	103,635
City of New London (GO)
5.000%, 03/15/24	6,270	6,283,408
State of Connecticut (GO) Series A
4.000%, 01/15/25	10,760	10,859,255
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 09/01/32	3,450	3,477,623
Town of Darien (GO)
4.000%, 04/25/24	12,000	12,014,975
Town of Fairfield (GO)
4.500%, 07/05/24	2,170	2,180,758
Town of Greenwich (GO)
4.000%, 02/08/24	17,010	17,012,538
Town of Madison (GO)
4.000%, 12/19/24	5,000	5,039,560
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
University of Connecticut (RB) Series A
5.000%, 02/15/24	1,625	$1,626,029
TOTAL CONNECTICUT		60,286,930
DELAWARE — (0.2%)
Delaware River & Bay Authority (RB) Series B
5.000%, 01/01/25	745	758,311
State of Delaware (GO)
5.000%, 02/01/24	3,000	3,000,000
TOTAL DELAWARE		3,758,311
DISTRICT OF COLUMBIA — (0.2%)
District of Columbia (GO) Series B
5.000%, 06/01/24	3,785	3,808,253
FLORIDA — (4.6%)
Bay County School Board (COP) Series A
5.000%, 07/01/25	340	349,355
City of Cape Coral Water & Sewer Revenue (RB)
5.000%, 10/01/24	380	384,291
5.000%, 10/01/25	500	515,925
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/24	575	581,538
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/24	785	793,926
City of Port St. Lucie (GO)
5.000%, 07/01/24	1,240	1,249,700
County of Miami-Dade (GO) Series A
5.000%, 07/01/24	1,485	1,496,555
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/24	2,605	2,634,762
Florida Development Finance Corp. (RB)
5.000%, 11/15/25	1,450	1,496,229
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,070	1,105,526
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	55	56,761
5.000%, 10/01/26	130	136,966

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	250	$251,636
Lee County School Board (COP)
5.000%, 08/01/24	2,000	2,015,945
Miami-Dade County Expressway Authority (RB) (BAM-TCRS) Series B
5.000%, 07/01/26	3,925	3,954,081
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/24	2,640	2,654,877
5.000%, 07/01/27	1,040	1,046,418
Okaloosa County School Board (COP) Series A
5.000%, 10/01/25	965	997,643
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,250	1,267,720
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	360	374,675
School Board of Miami-Dade County (RN)
5.000%, 06/18/24	8,250	8,300,216
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/24	1,790	1,794,003
School Board of Miami-Dade County (COP) Series B
5.000%, 05/01/24	6,110	6,133,933
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	2,000	2,027,570
School District of Broward County (RN)
5.000%, 06/28/24	15,265	15,367,346
School District of Broward County (COP) Series B
5.000%, 07/01/24	2,360	2,377,876
5.000%, 07/01/25	405	416,428
St. Lucie County School Board (COP) Series B
5.000%, 07/01/24	4,660	4,694,334
State of Florida (GO) Series A
5.000%, 06/01/24	2,955	2,974,233
5.000%, 07/01/24	6,980	7,040,092
TOTAL FLORIDA		74,490,560
	Face Amount	Value†
	(000)
GEORGIA — (0.6%)
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/24	1,910	$1,932,271
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	2,500	2,585,327
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	2,500	2,510,002
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/25	60	61,248
Private Colleges & Universities Authority (RB)
5.000%, 10/01/24	125	126,304
5.000%, 10/01/25	230	236,457
State of Georgia (GO) Series H
4.000%, 12/01/24	1,320	1,320,986
State of Georgia (GO) Series A
5.000%, 08/01/24	1,160	1,171,655
TOTAL GEORGIA		9,944,250
HAWAII — (0.4%)
County of Hawaii (GO) Series D
5.000%, 09/01/24	500	505,628
State of Hawaii (GO) Series EY
5.000%, 10/01/27	4,985	5,145,610
State of Hawaii (GO) Series FE
5.000%, 10/01/24	1,375	1,392,979
TOTAL HAWAII		7,044,217
ILLINOIS — (2.2%)
Chicago Park District (GO) Series C
5.000%, 01/01/26	880	910,900
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/24	4,365	4,383,139
City of Springfield Electric Revenue (RB)
5.000%, 03/01/26	1,500	1,522,167
Coles Christian Clark Etc Counties Community College District No. 517 Lake Land (GO) Series A
5.000%, 12/01/25	4,820	4,985,036

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	200	$211,272
Cook County Community Consolidated School District No. 15 Palatine (GO) Series B
5.000%, 06/15/24	1,855	1,866,985
Cook County Township High School District No. 225 (GO) Series B
5.000%, 12/01/25	2,795	2,901,843
County of Cook (GO) Series A
5.000%, 11/15/26	1,700	1,794,077
County of Cook (GO) Series B
4.000%, 11/15/24	4,225	4,247,304
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/24	905	917,440
Illinois State Toll Highway Authority (RB) Series B
5.000%, 01/01/27	1,250	1,253,779
5.000%, 01/01/28	1,130	1,133,416
Northern Illinois Municipal Power Agency (RB) Series A
5.000%, 12/01/24	1,595	1,616,954
Sangamon County School District No. 186 Springfield (GO) (AGM) Series C
4.000%, 06/01/24	500	500,834
State of Illinois (GO)
5.000%, 02/01/24	1,715	1,715,000
State of Illinois (GO) Series A
5.000%, 12/01/24	5,555	5,627,349
TOTAL ILLINOIS		35,587,495
INDIANA — (0.5%)
Carmel Redevelopment Authority (RB) (ST INTERCEPT)
¤ 5.000%, 02/01/29 (Pre-refunded @ $100, 2/1/24)	1,525	1,525,000
Indiana Finance Authority (RB) Series A
5.000%, 02/01/24	875	875,000
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	1,460	1,467,613
	Face Amount	Value†
	(000)
INDIANA — (Continued)
5.000%, 06/01/25	3,325	$3,402,599
IPS Multi-School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/24	855	861,585
Noblesville High School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/24	500	503,648
5.000%, 01/15/25	165	167,748
TOTAL INDIANA		8,803,193
IOWA — (0.2%)
City of Des Moines (GO) Series A
5.000%, 06/01/24	2,030	2,042,606
City of Sioux City (GO) Series A
3.000%, 06/01/25	650	649,049
College Community School District (GO) Series C
3.000%, 06/01/24	240	239,629
3.000%, 06/01/25	405	404,408
TOTAL IOWA		3,335,692
KANSAS — (0.6%)
City of Leawood (GO) Series 2023-1
5.000%, 09/01/24	6,535	6,602,516
City of Olathe (GO) Series 231
5.000%, 10/01/24	1,000	1,012,085
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	275	278,541
Sedgwick County Unified School District No. 262 Valley Center (GO)
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/24)	1,315	1,329,193
TOTAL KANSAS		9,222,335
KENTUCKY — (0.4%)
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/31	385	399,606
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	735	767,925

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/24	260	$263,112
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	875	897,579
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/24	1,815	1,825,167
5.000%, 05/15/25	1,680	1,725,892
TOTAL KENTUCKY		5,879,281
LOUISIANA — (2.7%)
Ascension Parish School Board (GO)
5.000%, 03/01/24	35	35,048
5.000%, 03/01/25	200	204,095
5.000%, 03/01/26	75	78,021
City of New Orleans (GO) Series A
5.000%, 12/01/24	5,500	5,583,862
East Ouachita Parish School District (GO)
3.000%, 03/01/24	150	149,930
4.000%, 03/01/25	200	201,753
Louisiana Local Government Environmental Facilities & Community Development Authority (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	10,020	10,141,089
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/24	1,000	1,001,441
5.000%, 03/01/25	500	510,774
State of Louisiana (RB) Series A
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	6,400	6,444,033
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	8,720	8,779,995
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	3,650	3,675,112
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/24)	4,270	4,299,378
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
State of Louisiana Gasoline & Fuels Tax Revenue (RB) Series B
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	1,065	$1,069,437
¤ 5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/24)	1,280	1,285,333
TOTAL LOUISIANA		43,459,301
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/24	1,000	1,004,740
5.000%, 05/01/25	455	466,904
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/24	390	392,391
5.000%, 07/01/25	435	444,843
TOTAL MAINE		2,308,878
MARYLAND — (2.6%)
County of Anne Arundel (GO)
5.000%, 10/01/24	1,940	1,966,908
County of Baltimore (GO) Series A
5.000%, 03/01/24	4,110	4,116,262
County of Charles (GO)
5.000%, 10/01/24	590	597,598
5.000%, 10/01/25	610	632,147
County of Howard (GO) Series A
5.000%, 08/15/24	1,700	1,718,904
County of Prince George's (GO) Series A
5.000%, 09/15/24	7,000	7,083,002
State of Maryland (GO) Series B
5.000%, 08/01/24	2,610	2,635,965
State of Maryland (GO) Series C
5.000%, 08/01/24	1,020	1,030,147
University System of Maryland (RB) Series A
¤ 4.000%, 04/01/34 (Pre-refunded @ $100, 4/1/24)	6,195	6,203,416
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
¤ 4.000%, 06/01/32 (Pre-refunded @ $100, 6/1/24)	5,000	5,015,269

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
¤ 4.000%, 06/01/33 (Pre-refunded @ $100, 6/1/24)	5,000	$5,015,269
Washington Suburban Sanitary Commission (RB) (CNTY GTD) Series 2
¤ 4.000%, 06/01/43 (Pre-refunded @ $100, 6/1/24)	3,180	3,189,711
¤ 4.000%, 06/01/44 (Pre-refunded @ $100, 6/1/24)	2,140	2,146,535
Washington Suburban Sanitary Commission (RB) (CNTY GTD) Series 2ND
¤ 4.000%, 06/01/41 (Pre-refunded @ $100, 6/1/24)	1,000	1,003,054
TOTAL MARYLAND		42,354,187
MASSACHUSETTS — (5.0%)
City of Cambridge (GO)
5.000%, 02/15/24	5,000	5,003,610
City of Fall River (GO)
4.000%, 02/02/24	2,500	2,500,000
City of Peabody (GO)
5.000%, 07/12/24	1,540	1,551,406
City of Quincy (GO)
4.500%, 07/05/24	2,915	2,929,664
5.000%, 07/05/24	27,490	27,681,526
City of Worcester (GO)
4.500%, 02/27/24	7,035	7,041,333
Commonwealth of Massachusetts (GO) Series B
5.000%, 11/01/24	2,795	2,838,219
Commonwealth of Massachusetts (GO) Series C
5.000%, 07/01/24	900	907,487
Town of Belmont (GO)
4.500%, 11/14/24	8,180	8,251,374
Town of Brookline (GO)
5.000%, 03/15/24	1,255	1,257,883
Town of Lynnfield (GO)
4.000%, 02/06/25	4,500	4,538,921
Town of Nantucket (GO) Series A
5.000%, 08/15/24	1,000	1,010,746
Town of Norwood (GO)
5.000%, 03/15/24	1,775	1,778,969
Town of Watertown (GO)
5.000%, 06/15/24	260	262,017
5.000%, 06/15/25	500	515,524
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Westborough (GO)
5.000%, 03/28/24	10,000	$10,030,589
University of Massachusetts Building Authority (RB) Series 1
¤ 5.000%, 11/01/44 (Pre-refunded @ $100, 11/1/24)	2,800	2,840,586
TOTAL MASSACHUSETTS		80,939,854
MICHIGAN — (0.6%)
East Grand Rapids Public School District (GO) (Q-SBLF)
¤ 5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/24)	1,225	1,230,562
Grand Rapids Public Schools (GO) (AGM)
5.000%, 05/01/25	1,075	1,098,471
Great Lakes Water Authority Water Supply System Revenue (RB) Series A
5.000%, 07/01/25	150	154,064
Michigan Finance Authority (RB)
¤ 5.000%, 08/01/25 (Pre-refunded @ $100, 8/1/24)	3,000	3,024,656
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,500	1,512,328
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/24)	1,425	1,436,712
Oakland University (RB) Series A
5.000%, 03/01/24	130	130,171
5.000%, 03/01/25	155	158,091
Romeo Community School District (GO) (Q-SBLF)
4.000%, 05/01/24	320	320,627
4.000%, 05/01/25	535	540,654
TOTAL MICHIGAN		9,606,336
MINNESOTA — (2.8%)
City of Blaine (GO) Series A
5.000%, 02/01/25	430	439,359
City of Lakeville (GO) Series C
5.000%, 02/01/24	320	320,000
5.000%, 02/01/25	1,420	1,446,687

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/24	1,050	$1,065,417
City of St. Paul (GO) Series C
5.000%, 02/01/25	100	101,978
City of St. Paul Sales & Use Tax Revenue (RB) Series G
5.000%, 11/01/30	250	253,224
County of Hennepin (GO) Series B
5.000%, 12/01/25	3,235	3,365,724
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	360	360,000
Metropolitan Council (GO) Series B
5.000%, 03/01/24	3,770	3,775,744
Metropolitan Council (GO) Series E
5.000%, 12/01/24	1,000	1,017,065
Minneapolis Special School District No. 1 (COP) (SD CRED PROG) Series C
5.000%, 02/01/25	360	367,336
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	335	345,504
5.000%, 10/01/26	385	403,612
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	146,692
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	3,635	3,635,000
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	150	151,298
State of Minnesota (GO) Series B
5.000%, 08/01/24	240	242,447
State of Minnesota (GO) Series D
5.000%, 08/01/24	25,475	25,734,736
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
University of Minnesota (RB) Series B
4.000%, 01/01/30	700	$700,332
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/26	1,000	1,041,935
Westonka Independent School District No. 277 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,105	1,126,313
TOTAL MINNESOTA		46,040,403
MISSISSIPPI — (0.1%)
State of Mississippi (GO) Series C
5.000%, 10/01/24	1,490	1,509,779
MISSOURI — (0.6%)
City of Kansas City (GO) Series A
4.000%, 02/01/24	640	640,000
City of Kansas City (RB) Series C
5.000%, 09/01/24	945	954,545
City of St. Louis Airport Revenue (RB) Series A
5.000%, 07/01/24	3,050	3,071,212
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	1,145	1,173,078
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/24	515	517,249
St. Charles County School District No. R-IV Wentzville (GO) (ST AID DIR DEP)
4.000%, 03/01/29	1,400	1,429,872
St. Louis County School District C-2 Parkway (GO)
5.000%, 03/01/24	1,915	1,917,760
TOTAL MISSOURI		9,703,716
MONTANA — (0.2%)
Montana Facility Finance Authority (RB) Series C
5.000%, 06/01/24	405	406,750

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MONTANA — (Continued)
Yellowstone County School District No. 2 Billings (GO)
¤ 4.500%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	2,350	$2,361,460
TOTAL MONTANA		2,768,210
NEBRASKA — (0.7%)
City of Omaha (GO)
5.000%, 04/15/24	1,350	1,354,857
County of Sarpy (GO)
5.000%, 06/01/24	1,985	1,997,458
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/24	1,155	1,173,946
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/25	275	282,210
5.000%, 07/15/26	645	674,435
Omaha Public Power District (RB) Series B
5.000%, 02/01/25	2,000	2,039,170
¤ 5.000%, 02/01/31 (Pre-refunded @ $100, 8/1/24)	3,690	3,726,526
Public Power Generation Agency (RB) Series A
5.000%, 01/01/28	475	481,756
5.000%, 01/01/29	650	658,835
TOTAL NEBRASKA		12,389,193
NEVADA — (1.7%)
Clark County School District (GO) (AGM) Series B
5.000%, 06/15/24	3,525	3,549,210
Clark County School District (GO) Series A
5.000%, 06/15/24	1,920	1,932,476
5.000%, 06/15/26	890	932,766
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/24	1,225	1,232,526
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	1,760	1,770,813
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	3,980	4,004,452
State of Nevada (GO) Series A
5.000%, 05/01/24	2,000	2,009,830
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Washoe County School District (GO) Series B
5.000%, 04/01/24	11,775	$11,806,081
TOTAL NEVADA		27,238,154
NEW HAMPSHIRE — (0.3%)
City of Nashua (GO)
5.000%, 08/01/24	1,830	1,848,024
State of New Hampshire (GO) Series A
5.000%, 03/01/24	3,545	3,550,488
TOTAL NEW HAMPSHIRE		5,398,512
NEW JERSEY — (8.5%)
City of Jersey City (GO) Series C
5.000%, 10/24/24	7,755	7,845,614
City of Linden (GO)
5.000%, 07/12/24	1,000	1,007,313
City of New Brunswick (GO)
4.750%, 05/31/24	6,700	6,730,318
City of Rahway (GO)
5.000%, 07/26/24	8,000	8,060,254
County of Atlantic (GO)
3.000%, 03/15/24	1,160	1,159,223
County of Bergen (GO)
5.000%, 10/18/24	14,110	14,279,891
County of Camden (GO) Series A
4.500%, 05/22/24	9,000	9,027,104
County of Mercer (GO)
4.000%, 02/01/25	665	671,734
County of Union (GO)
3.000%, 03/01/24	3,895	3,893,182
Cumberland County Improvement Authority (RB) (BAM)
5.000%, 12/15/24	265	268,994
Hudson County Improvement Authority (RN) (CNTY GTD) Series A
4.250%, 04/05/24	5,250	5,258,173
New Jersey Economic Development Authority (RB) Series WW
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	630	649,619
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/25	355	365,266
5.000%, 07/01/26	670	702,241

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Turnpike Authority (RB) Series E
5.000%, 01/01/33	2,980	$3,030,876
New Jersey Turnpike Authority (RB) Series A
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	5,110	5,149,762
State of New Jersey (GO) Series A
5.000%, 06/01/25	7,600	7,803,413
Township of Edison (GO)
4.500%, 11/07/24	10,000	10,094,782
Township of Hamilton/Mercer County (GO)
5.000%, 02/13/24	9,000	9,003,641
Township of Livingston (GO)
5.000%, 12/10/24	5,770	5,858,052
Township of Lyndhurst (GO)
4.250%, 01/30/25	3,000	3,031,679
Township of Mahwah (GO)
5.000%, 05/31/24	3,500	3,517,760
Township of North Brunswick (GO) Series A
5.000%, 07/10/24	1,015	1,021,870
Township of Parsippany-Troy Hills (GO)
5.000%, 10/31/24	4,030	4,077,041
Township of Toms River (GO)
4.000%, 06/01/24	1,520	1,524,391
5.000%, 07/26/24	5,530	5,573,291
Township of Union/Union County (GO)
4.500%, 01/21/25	4,500	4,559,029
Township of West Orange (GO) Series A
5.000%, 11/07/24	4,080	4,133,891
Township of Woodbridge (GO)
4.500%, 03/15/24	10,000	10,015,719
TOTAL NEW JERSEY		138,314,123
NEW MEXICO — (0.1%)
City of Albuquerque (GO) Series D
5.000%, 07/01/25	995	1,025,171
NEW YORK — (9.8%)
Cattaraugus-Little Valley Central School District (GO) (ST AID WITHHLDG)
4.750%, 07/11/24	4,085	4,108,632
City of New York (GO) Series A
5.000%, 08/01/25	2,075	2,115,531
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series C
5.000%, 08/01/29	710	$723,270
City of New York (GO) Series I
5.000%, 03/01/31	6,120	6,123,313
City of New York (GO) Series J
5.000%, 08/01/25	1,900	1,918,520
City of Rochester (GO) Series II
4.500%, 08/01/24	16,145	16,228,723
City of White Plains (GO) Series B
5.000%, 02/15/24	685	685,467
County of Chemung (GO) Series C
4.000%, 08/29/24	8,020	8,026,653
County of Genesee (GO) (BAM)
3.000%, 03/15/24	500	499,757
County of Suffolk (GO) (AGM) Series B
4.000%, 10/15/24	675	679,594
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.750%, 05/24/24	8,000	8,030,616
Hempstead Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 04/19/24	1,300	1,301,445
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/26	780	809,316
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,385	1,385,979
New York Convention Center Development Corp. (RB)
5.000%, 11/15/24	2,060	2,086,550
5.000%, 11/15/25	2,000	2,061,652
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/25	335	342,845
5.000%, 02/15/30	2,050	2,053,181
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,845	1,902,503
5.000%, 03/15/32	635	636,188
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/30	3,280	3,287,334

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/24	20,000	$20,045,452
New York State Thruway Authority (RB) Series A
5.000%, 03/15/24	16,235	16,271,896
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	305	305,520
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/24	3,975	3,984,034
5.000%, 03/15/25	1,835	1,878,120
Oswego City School District (GO) (ST AID WITHHLDG)
4.750%, 07/19/24	2,000	2,010,566
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	750	766,333
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.750%, 06/26/24	3,375	3,391,520
Smithtown Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/27/24	12,020	12,070,813
Town of East Hampton (GO) Series A
5.000%, 08/16/24	1,500	1,514,061
Town of North Hempstead (GO) Series B
4.500%, 09/20/24	4,000	4,029,615
Town of Oyster Bay (GO)
5.000%, 03/08/24	3,000	3,004,740
4.750%, 08/23/24	3,000	3,022,890
Town of Wallkill (GO)
5.000%, 07/25/24	4,470	4,502,597
Village of Garden City (GO)
4.000%, 02/16/24	17,000	17,005,449
Wappingers Central School District (GO) (ST AID WITHHLDG)
4.500%, 08/09/24	1,750	1,760,619
TOTAL NEW YORK		160,571,294
NORTH CAROLINA — (3.6%)
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 03/01/24	425	425,630
5.000%, 09/01/24	630	637,164
County of Durham (GO)
5.000%, 06/01/24	605	608,958
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
County of Gaston (GO)
4.000%, 05/01/25	15,295	$15,419,195
County of Guilford (GO)
5.000%, 03/01/24	1,175	1,176,742
County of Guilford (GO) Series A
5.000%, 03/01/24	1,610	1,612,387
County of Guilford (GO) Series B
4.000%, 03/01/24	2,500	2,501,723
County of Wake (GO) Series A
5.000%, 02/01/24	8,350	8,350,000
5.000%, 03/01/24	1,010	1,011,539
County of Wake (GO) Series B
5.000%, 02/01/24	4,410	4,410,000
North Carolina Turnpike Authority (RB) Series B
5.000%, 02/01/24	16,310	16,310,000
State of North Carolina (GO) Series A
5.000%, 06/01/24	6,760	6,803,775
TOTAL NORTH CAROLINA		59,267,113
OHIO — (1.1%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/24	430	435,643
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/25	935	953,314
5.000%, 02/15/26	450	467,342
City of Cincinnati (GO) Series A
5.000%, 12/01/24	1,620	1,645,102
5.000%, 12/01/25	3,220	3,344,259
City of Columbus (GO) Series A
5.000%, 08/15/24	1,040	1,051,176
Cleveland Department of Public Utilities Division of Public Power (RB) (AGM) Series A
5.000%, 11/15/24	1,090	1,104,558
Hamilton City School District (GO) (SD CRED PROG)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	1,015	1,031,482
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/24)	1,875	1,905,447

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
Perrysburg Exempted Village School District (GO)
¤ 5.000%, 12/01/38 (Pre-refunded @ $100, 12/1/24)	1,050	$1,066,617
State of Ohio (GO) Series A
5.000%, 06/15/24	1,525	1,536,095
5.000%, 03/15/30	2,245	2,249,672
State of Ohio (GO) Series X
5.000%, 05/01/24	500	502,395
TOTAL OHIO		17,293,102
OKLAHOMA — (0.5%)
City of Tulsa (GO)
5.000%, 03/01/25	1,475	1,506,468
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	4,470	4,511,543
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	1,605	1,600,235
TOTAL OKLAHOMA		7,618,246
OREGON — (2.2%)
City of Salem (GO)
5.000%, 06/01/24	570	573,577
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	1,000	1,028,491
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	395	406,026
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/25	1,385	1,425,734
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	435	456,140
Portland Community College District (GO)
5.000%, 06/15/24	1,845	1,858,081
State of Oregon (GO) Series A
5.000%, 05/01/24	955	959,551
	Face Amount	Value†
	(000)
OREGON — (Continued)
¤ 5.000%, 05/01/33 (Pre-refunded @ $100, 5/1/24)	1,560	$1,567,512
State of Oregon (GO) Series C
5.000%, 06/01/24	1,785	1,796,500
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/24	4,845	4,917,276
¤ 5.000%, 11/15/29 (Pre-refunded @ $100, 11/15/24)	4,640	4,707,105
Union County School District No. 1 La Grande (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31	1,280	1,315,597
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/24)	12,030	12,112,768
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	2,280	2,295,687
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	1,380	1,390,040
TOTAL OREGON		36,810,085
PENNSYLVANIA — (3.8%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 07/15/26	1,255	1,313,182
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/25	350	358,537
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	335	336,454
City of Philadelphia (GO) Series B
5.000%, 08/01/24	1,085	1,093,276
City of Philadelphia (GO) Series A
5.000%, 05/01/25	390	398,034
5.000%, 08/01/25	4,275	4,383,420

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
City of Philadelphia (GO) Series B
5.000%, 02/01/26	815	$846,696
City of Philadelphia Water & Wastewater Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/24)	15,525	15,639,387
Commonwealth of Pennsylvania (GO)
5.000%, 09/01/24	10,000	10,112,555
Commonwealth of Pennsylvania (GO) Series 1ST
5.000%, 02/01/27	4,590	4,771,116
County of Lackawanna (GO) (BAM)
5.000%, 09/01/24	1,000	1,008,200
County of Lebanon (GO) (AGM)
4.000%, 10/15/24	250	251,545
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,374,895
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/24	645	645,368
Montgomery County Higher Education & Health Authority (RB) Series B
5.000%, 05/01/24	475	476,352
Montgomery County Industrial Development Authority (RB) Series A
¤ 5.250%, 01/15/46 (Pre-refunded @ $100, 1/15/25)	1,550	1,579,760
Montgomery County Industrial Development Authority (RB) Series A
¤ 5.250%, 01/15/36 (Pre-refunded @ $100, 1/15/25)	1,450	1,477,840
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/27	5,200	5,231,272
5.000%, 02/01/29	1,000	1,005,687
5.000%, 02/01/33	60	60,269
Pennsylvania Turnpike Commission (RB) Series A
5.000%, 12/01/24	460	467,280
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Sports & Exhibition Authority of Pittsburgh & Allegheny County (RB) (AGM) Series A
4.000%, 02/01/24	1,425	$1,425,000
West View Municipal Authority Water Revenue (RB)
¤ 5.000%, 11/15/36 (Pre-refunded @ $100, 11/15/24)	6,365	6,457,052
TOTAL PENNSYLVANIA		61,713,177
SOUTH CAROLINA — (1.5%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/24	3,725	3,736,567
Charleston County School District (GO) (SCSDE)
4.500%, 04/01/24	12,030	12,054,388
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/30	1,010	1,024,631
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	225	228,376
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/24	1,590	1,607,446
5.000%, 12/01/26	4,325	4,350,949
State of South Carolina (GO) Series A
5.000%, 04/01/24	1,575	1,580,257
TOTAL SOUTH CAROLINA		24,582,614
TENNESSEE — (1.9%)
City of Memphis (GO)
5.000%, 05/01/24	1,060	1,064,945
City of Sevierville (GO)
5.000%, 06/01/24	2,330	2,344,546
County of Knox (GO)
5.000%, 06/01/24	1,500	1,509,365
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	185	193,147

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	8,000	$8,176,341
State of Tennessee (GO) Series A
5.000%, 05/01/24	10,925	10,977,333
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	1,420	1,440,055
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	1,030	1,044,547
¤ 5.000%, 11/01/34 (Pre-refunded @ $100, 11/1/24)	1,325	1,343,713
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/24)	1,620	1,642,880
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,195	1,211,877
TOTAL TENNESSEE		30,948,749
TEXAS — (19.6%)
Alamo Community College District (GO)
5.000%, 02/15/24	1,915	1,916,248
5.000%, 08/15/24	7,015	7,087,389
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,260	1,260,000
Alief Independent School District (GO) (PSF-GTD) Series 2023
5.000%, 02/15/24	1,760	1,761,140
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,430	1,430,869
Arlington Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/24	1,070	1,070,650
Carrizo Springs Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,565	1,608,763
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	2,045	$2,101,270
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/25	135	137,148
City of Arlington (GO) Series A
5.000%, 08/15/24	2,575	2,600,611
City of Austin (GO)
5.000%, 09/01/24	2,750	2,781,430
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	245	251,501
5.000%, 07/01/26	860	900,769
City of Cedar Park (GO)
5.000%, 02/15/24	355	355,234
5.000%, 02/15/25	520	530,934
City of College Station (GO)
5.000%, 02/15/24	1,060	1,060,699
5.000%, 02/15/25	1,125	1,148,655
City of Conroe (GO) Series C
5.000%, 11/15/25	1,090	1,128,791
City of Dallas (GO)
5.000%, 02/15/25	4,205	4,289,523
City of Denton (GO)
5.000%, 02/15/24	7,300	7,304,974
5.000%, 02/15/25	995	1,016,536
City of El Paso (GO)
5.000%, 08/15/24	690	696,752
City of El Paso Water & Sewer Revenue (RB)
¤ 5.000%, 03/01/31 (Pre-refunded @ $100, 3/1/24)	1,905	1,907,589
City of Fort Worth (GO)
5.000%, 03/01/24	3,085	3,089,320
City of Garland (GO)
5.000%, 02/15/24	1,990	1,991,253
City of Houston (GO) Series A
5.000%, 03/01/24	5,050	5,056,864
5.000%, 03/01/25	5,115	5,219,736
¤ 4.000%, 03/01/33 (Pre-refunded @ $100, 3/1/24)	6,025	6,028,661
¤ 4.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	3,000	3,001,823
City of Irving (GO)
5.000%, 09/15/24	950	961,440

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Lewisville (GO)
5.000%, 02/15/24	450	$450,300
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/24	455	456,656
5.000%, 04/15/25	520	532,335
City of McKinney (GO)
5.000%, 08/15/24	5,355	5,408,260
City of Port Arthur (GO) (BAM)
5.000%, 02/15/24	2,230	2,231,231
City of Temple (GO) Series A
5.000%, 08/01/24	100	100,896
5.000%, 08/01/25	115	118,376
5.000%, 08/01/26	100	105,004
City of Temple (GO) Series B
5.000%, 08/01/25	100	102,935
5.000%, 08/01/26	160	168,007
City of Waco (GO)
5.000%, 02/01/24	3,625	3,625,000
Clear Lake City Water Authority (GO) Series A
5.000%, 03/01/25	200	204,202
Clear Lake City Water Authority (GO) Series C
5.000%, 03/01/26	250	259,505
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/24	425	427,872
5.000%, 08/15/25	440	449,626
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	3,370	3,372,259
County of Bell (GO)
¤ 5.000%, 08/15/31 (Pre-refunded @ $100, 8/15/24)	2,500	2,525,440
County of Bexar (GO)
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	2,160	2,174,461
County of Fort Bend (GO)
5.000%, 03/01/24	2,275	2,278,318
County of Harris (GO) Series A
5.000%, 10/01/24	930	941,853
County of San Patricio (GO)
5.000%, 04/01/24	190	190,524
5.000%, 04/01/25	200	204,276
County of Tarrant (GO)
5.000%, 07/15/24	355	358,150
5.000%, 07/15/25	445	458,267
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Crowley Independent School District (GO) (PSF-GTD)
5.000%, 02/01/24	1,880	$1,880,000
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	190	190,117
5.000%, 02/15/25	190	193,976
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,735	1,798,804
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	1,465	1,486,975
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	360	372,791
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/24	1,000	1,013,975
5.000%, 11/01/25	1,955	2,024,192
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/24	2,910	2,950,666
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,070	1,092,256
5.000%, 02/15/24	5,690	5,693,771
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/24	11,365	11,373,078
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	380	383,779
Dickinson Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	535	545,314
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,045	1,055,561
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	990	1,000,005
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,020	3,021,968

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/24)	5,105	$5,108,288
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/24)	1,730	1,731,114
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/24)	1,800	1,801,159
¤ 5.000%, 02/15/39 (Pre-refunded @ $100, 2/15/24)	5,510	5,513,549
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	350	350,235
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/24	960	960,000
Garland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,135	2,136,376
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,430	1,459,479
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	330	334,845
5.000%, 05/15/27	800	851,029
Hays Consolidated Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/34 (Pre-refunded @ $100, 2/15/24)	1,420	1,420,889
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	190	191,740
5.000%, 08/01/25	125	128,743
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/42 (Pre-refunded @ $100, 8/15/24)	3,400	3,433,691
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	195	195,133
5.000%, 02/15/25	255	260,519
Lower Colorado River Authority (RB)
5.000%, 05/15/24	2,585	2,597,545
5.000%, 05/15/25	275	281,634
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 05/15/26	1,800	$1,883,035
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/24	1,495	1,502,255
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/24	1,355	1,362,551
Mansfield Independent School District (GO) (PSF-GTD)
¤ 4.000%, 02/15/29 (Pre-refunded @ $100, 2/15/24)	5,000	5,001,352
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/01/25	2,090	2,153,830
Navasota Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	885	902,260
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	7,355	7,365,994
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	655	660,868
Pflugerville Independent School District (GO) (PSF-GTD)
¤ 4.000%, 02/15/32 (Pre-refunded @ $100, 2/15/24)	1,650	1,650,416
Port Arthur Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,700	1,701,133
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,850	1,851,158
5.000%, 02/15/25	650	663,065
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,855	1,856,195
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,480	1,495,036

DFA Short-Term Municipal Bond Portfolio
CONTINUED
		Face Amount	Value†
		(000)
TEXAS — (Continued)
Socorro Independent School District (GO) (PSF-GTD) Series A
¤	5.000%, 08/15/27 (Pre-refunded @ $100, 8/15/24)	1,865	$1,883,481
State of Texas (GO)
	5.000%, 10/01/25	1,690	1,695,569
¤	5.000%, 10/01/34 (Pre-refunded @ $100, 4/1/24)	13,990	14,031,578
¤	5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/24)	10,450	10,480,189
State of Texas (GO) Series A
¤	5.000%, 10/01/27 (Pre-refunded @ $100, 10/1/24)	1,675	1,695,242
¤	5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	13,325	13,486,029
¤	5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	4,755	4,812,463
State of Texas (GO) Series B
	5.000%, 08/01/24	2,135	2,156,240
State of Texas (GO) Series C
	5.000%, 08/01/24	680	686,765
Tarrant County College District (GO)
	5.000%, 08/15/24	3,270	3,301,652
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
	5.000%, 07/01/26	365	380,569
Tarrant Regional Water District Water Supply System Revenue (RB)
¤	5.000%, 03/01/30 (Pre-refunded @ $100, 3/1/24)	5,570	5,577,800
¤	5.000%, 03/01/41 (Pre-refunded @ $100, 3/1/24)	15,000	15,021,005
¤	5.000%, 03/01/46 (Pre-refunded @ $100, 3/1/24)	2,570	2,573,599
		Face Amount	Value†
		(000)
TEXAS — (Continued)
Texas Transportation Commission State Highway Fund (RB) Series A
¤	5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/24)	3,310	$3,319,012
¤	5.000%, 04/01/33 (Pre-refunded @ $100, 4/1/24)	6,330	6,347,235
¤	5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/24)	5,250	5,264,294
Timber Lane Utility District (GO) (AGM) Series A
	4.000%, 08/01/25	555	561,597
Town of Prosper (GO)
	5.000%, 02/15/24	225	225,142
Trinity River Authority Central Regional Wastewater System Revenue (RB)
	5.000%, 08/01/24	640	646,019
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
	5.000%, 02/01/25	660	672,795
United Independent School District (GO) (PSF-GTD)
¤	5.000%, 08/15/32	2,550	2,574,589
¤	5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/24)	3,255	3,286,387
¤	5.000%, 08/15/39 (Pre-refunded @ $100, 8/15/24)	4,465	4,508,055
Waco Independent School District (GO) (PSF-GTD)
	5.000%, 08/15/25	250	257,474
	5.000%, 08/15/26	100	105,268
¤	4.000%, 08/15/30 (Pre-refunded @ $100, 8/15/24)	2,015	2,023,807
¤	4.000%, 08/15/32 (Pre-refunded @ $100, 8/15/24)	3,890	3,907,003
¤	4.000%, 08/15/33 (Pre-refunded @ $100, 8/15/24)	6,125	6,151,772
¤	4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	2,670	2,681,670

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,075	$1,075,693
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/25	675	708,811
6.500%, 08/15/26	280	304,386
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	4,740	4,889,832
TOTAL TEXAS		319,015,691
UTAH — (0.3%)
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/25	1,340	1,367,173
State of Utah (GO) Series B
5.000%, 07/01/24	3,360	3,386,562
TOTAL UTAH		4,753,735
VIRGINIA — (0.3%)
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	165	165,509
5.000%, 10/01/24	1,465	1,484,350
City of Salem (GO)
5.000%, 05/01/24	2,410	2,421,063
Virginia Public Building Authority (RB) Series A
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/24)	1,000	1,009,701
TOTAL VIRGINIA		5,080,623
WASHINGTON — (4.9%)
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,305	1,315,695
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 03/01/24	2,430	2,433,702
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/24	775	787,796
County of King (GO)
5.000%, 12/01/24	2,705	2,751,162
5.000%, 12/01/25	2,640	2,746,681
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
County of King (GO) Series B
5.000%, 12/01/24	3,705	$3,768,227
5.000%, 12/01/25	4,995	5,196,845
County of King Sewer Revenue (RB)
¤ 5.000%, 07/01/40 (Pre-refunded @ $100, 1/1/25)	1,365	1,388,945
Energy Northwest (RB)
5.000%, 07/01/26	525	539,538
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series A
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	1,970	1,985,329
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	905	935,823
King County School District No. 401 Highline (GO) (SCH BD GTY) Series A
4.000%, 06/01/24	3,115	3,123,689
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	10,000	10,164,038
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/24	400	406,793
3.500%, 12/01/25	750	756,343
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	6,000	6,094,953
¤ 5.000%, 12/01/36	1,570	1,594,846
State of Washington (GO)
5.000%, 06/01/24	1,715	1,725,821
State of Washington (GO) Series R
5.000%, 02/01/24	2,490	2,490,000
5.000%, 07/01/24	10,240	10,321,799
State of Washington (GO) Series 2015-C
5.000%, 07/01/28	1,130	1,150,680
State of Washington (GO) Series B
5.000%, 07/01/24	2,295	2,313,333

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series C
5.000%, 02/01/24	14,650	$14,650,000
State of Washington (GO) Series RD
5.000%, 08/01/24	515	519,996
Washington Health Care Facilities Authority (RB) Series A-2
5.000%, 08/01/26	100	103,756
TOTAL WASHINGTON		79,265,790
WEST VIRGINIA — (0.6%)
West Virginia University (RB) Series A
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	10,115	10,240,577
WISCONSIN — (1.9%)
City of Kenosha (GO)
4.000%, 09/01/24	365	366,690
4.000%, 09/01/25	725	736,146
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	2,575	2,580,257
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	3,040	3,091,369
5.000%, 04/01/27	1,060	1,115,772
Madison Metropolitan School District (GO)
3.000%, 03/01/24	990	989,476
Northcentral Technical College District (GO) Series A
5.000%, 03/01/24	1,600	1,602,043
Public Finance Authority (RB) Series A
4.000%, 07/01/25	1,385	1,402,546
5.000%, 07/01/26	1,275	1,335,139
State of Wisconsin (GO) Series 1
5.000%, 05/01/24	1,000	1,004,665
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/24	1,365	1,371,368
State of Wisconsin (GO) Series A
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/25)	2,025	2,075,972
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series C
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	2,025	$2,034,195
State of Wisconsin (GO) Series D
¤ 5.000%, 05/01/35 (Pre-refunded @ $100, 5/1/24)	9,000	9,040,866
Wisconsin Department of Transportation (RB) Series 1
¤ 5.000%, 07/01/37 (Pre-refunded @ $100, 7/1/24)	2,000	2,015,977
TOTAL WISCONSIN		30,762,481
TOTAL MUNICIPAL BONDS (Cost $1,597,816,673)		1,594,793,581
COMMERCIAL PAPER — (1.5%)
California Educational Facilities Authority
(r) 3.300%, 05/02/24	3,625	3,624,078
California Statewide Communities Development Authority
(r) 3.550%, 03/13/24	7,000	7,000,673
Massachusetts Health & Educational Facilities Authority
(r) 3.150%, 05/07/24	5,564	5,561,708
3.310%, 06/06/24	8,000	7,993,010
TOTAL COMMERCIAL PAPER (Cost $24,189,000)		24,179,469

	Shares
INVESTMENT COMPANIES — (0.7%)
BlackRock Liquidity Funds MuniCash (Cost $11,894,547)	11,893,439	11,894,628
TOTAL INVESTMENTS — (100.0%)
(Cost $1,633,900,220)^^		$1,630,867,678

DFA Short-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,594,793,581	—	$1,594,793,581
Commercial Paper	—	24,179,469	—	24,179,469
Investment Companies	$11,894,628	—	—	11,894,628
TOTAL	$11,894,628	$1,618,973,050	—	$1,630,867,678

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.5%)
Mobile County Board of School Commissioners (RB) (BAM)
5.000%, 03/01/29	575	$633,957
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/30	810	910,423
4.000%, 03/01/33	1,230	1,289,625
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	660	713,548
State of Alabama (GO) Series C
5.000%, 08/01/24	3,000	3,029,102
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,297,945
TOTAL ALABAMA		7,874,600
ALASKA — (0.2%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	300	330,214
Municipality of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	2,797,241
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/27	210	215,368
TOTAL ALASKA		3,342,823
ARIZONA — (1.4%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,905	2,084,115
City of Tucson (GO) Series A
5.000%, 07/01/24	700	705,737
Glendale Union High School District No. 205 (GO) (AGM) Series B
5.000%, 07/01/28	250	272,051
5.000%, 07/01/29	500	554,865
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	$251,935
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	2,100	2,117,471
Maricopa County Union High School District No. 210-Phoenix (GO)
5.000%, 07/01/36	2,400	2,542,685
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	3,250	3,276,499
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 12/01/36	7,965	8,152,565
TOTAL ARIZONA		19,957,923
ARKANSAS — (0.2%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,100	2,279,647
County of Pulaski (RB)
5.000%, 03/01/37	500	564,515
TOTAL ARKANSAS		2,844,162
CALIFORNIA — (2.1%)
California State Public Works Board (RB) Series D
5.000%, 11/01/41	4,000	4,659,357
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	1,200	1,383,454
Los Angeles Unified School District (GO)
5.000%, 07/01/43	900	1,048,852
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	842,002
State of California (GO)
5.000%, 08/01/25	2,765	2,856,436
5.000%, 08/01/26	2,250	2,378,194
3.500%, 08/01/27	800	820,026

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/27	5,610	$6,098,318
5.000%, 04/01/29	2,000	2,251,627
5.000%, 10/01/31	1,885	2,225,516
5.000%, 10/01/35	1,785	1,855,801
4.000%, 10/01/36	2,410	2,545,130
5.000%, 10/01/41	1,235	1,395,383
TOTAL CALIFORNIA		30,360,096
COLORADO — (1.4%)
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	815	867,060
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,203,604
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	400	467,735
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	1,000	1,102,522
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	12,276,901
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/34	30	32,475
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	344,872
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/34	1,215	1,336,317
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	870	884,487
TOTAL COLORADO		19,515,973
CONNECTICUT — (0.9%)
City of Bristol (GO)
5.000%, 03/15/29	830	932,633
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	1,068,217
5.000%, 08/01/29	1,000	1,085,016
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
City of Waterbury (GO)
5.000%, 08/01/29	625	$705,253
State of Connecticut (GO) Series A
4.000%, 01/15/34	7,015	7,630,194
State of Connecticut (GO) Series E
5.000%, 10/15/29	715	754,971
University of Connecticut (RB) Series A
5.000%, 04/15/27	945	1,012,938
TOTAL CONNECTICUT		13,189,222
DELAWARE — (0.4%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/25	45	46,289
State of Delaware (GO)
5.000%, 02/01/29	5,010	5,621,547
State of Delaware (GO) Series B
5.000%, 07/01/24	470	474,007
TOTAL DELAWARE		6,141,843
DISTRICT OF COLUMBIA — (1.0%)
District of Columbia (GO) Series A
5.000%, 06/01/24	1,485	1,494,123
5.000%, 06/01/25	1,500	1,540,544
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	2,525	2,653,741
5.000%, 07/01/27	8,285	8,877,188
TOTAL DISTRICT OF COLUMBIA		14,565,596
FLORIDA — (5.3%)
Alachua County School Board (COP) (AGM)
5.000%, 07/01/29	5,230	5,792,806
Bay County School Board (COP) Series A
5.000%, 07/01/28	565	618,025
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,579,647
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	2,075	2,204,344
4.000%, 07/01/35	1,750	1,852,253

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,500	$1,529,586
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	2,025	2,350,608
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	240	278,755
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	280	325,214
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/36	2,225	2,311,782
4.000%, 09/01/38	5,000	5,081,222
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,010	1,078,461
County of Miami-Dade (GO) Series A
5.000%, 07/01/25	2,295	2,363,946
County of Miami-Dade Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,640,170
Duval County Public Schools (COP) (AGM) Series A
5.000%, 07/01/29	1,485	1,659,816
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,028,918
Florida Development Finance Corp. (RB)
5.000%, 11/15/28	1,310	1,425,576
5.000%, 11/15/29	1,060	1,172,953
5.000%, 11/15/30	1,220	1,368,225
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	1,995,223
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/26	500	519,998
Okaloosa County School Board (COP) Series A
5.000%, 10/01/29	1,090	1,230,137
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/29	665	$733,511
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/36	440	519,478
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	109,902
Pasco County School Board (COP) (AGM) Series A
5.000%, 08/01/36	1,985	2,276,380
5.000%, 08/01/37	3,000	3,392,532
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,097,665
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/39	1,000	1,131,425
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/26	165	170,995
School District of Broward County (COP) Series A
5.000%, 07/01/27	665	715,004
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,000	1,068,554
5.000%, 07/01/35	8,010	9,253,234
State of Florida (GO) Series A
5.000%, 06/01/24	1,400	1,409,112
5.000%, 06/01/25	2,500	2,571,211
State of Florida (GO) Series C
5.000%, 06/01/27	2,045	2,204,279
State of Florida (GO) (ST GTD) Series A
5.000%, 06/01/27	6,580	7,092,498
TOTAL FLORIDA		76,153,445
GEORGIA — (1.8%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,079,362
Development Authority for Fulton County (RB) Series A
5.000%, 07/01/28	740	770,149
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,035,812

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/29	250	$274,188
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	140,918
5.000%, 10/01/29	265	290,854
5.000%, 10/01/30	285	316,902
State of Georgia (GO) Series A
5.000%, 07/01/27	6,090	6,581,023
State of Georgia (GO) Series C
4.000%, 07/01/29	1,140	1,227,204
State of Georgia (GO) Series C-1
5.000%, 07/01/26	9,210	9,717,127
State of Georgia (GO) Series E
5.000%, 12/01/26	3,080	3,282,975
TOTAL GEORGIA		26,716,514
HAWAII — (1.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/24	2,045	2,071,740
5.000%, 10/01/25	1,925	1,993,297
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	680,392
5.000%, 07/01/25	845	870,029
County of Maui (GO)
5.000%, 03/01/24	880	881,341
State of Hawaii (GO) Series FH
5.000%, 10/01/25	1,640	1,698,186
State of Hawaii (GO) Series FT
5.000%, 01/01/27	10,060	10,716,228
TOTAL HAWAII		18,911,213
IDAHO — (0.0%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/28	290	311,908
ILLINOIS — (3.1%)
Chicago O'Hare International Airport (RB) (AGM) Series A
4.000%, 01/01/39	5,000	5,081,908
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/33	815	825,586
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Chicago O'Hare International Airport (RB) Series D
5.250%, 01/01/36	170	$180,254
Chicago Park District (GO) Series A
5.000%, 01/01/36	70	78,390
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	3,125	3,341,117
Cook County Community Consolidated School District No. 15 Palatine (GO) Series B
5.000%, 06/15/36	1,000	1,147,103
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,031,486
5.000%, 12/01/25	1,180	1,226,609
Cook County School District No. 78 Rosemont (GO) (AGM)
5.000%, 12/01/34	1,000	1,121,841
County of Cook (GO) Series A
5.000%, 11/15/29	1,000	1,121,806
County of Cook Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	2,110	2,092,881
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/29	260	289,900
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,450	3,832,179
5.000%, 08/15/34	2,380	2,669,647
5.000%, 08/15/35	2,220	2,474,753
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	5,260	5,537,933
4.000%, 02/15/33	2,805	2,869,991
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	930	951,370
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,518,287
Sangamon County School District No. 186 Springfield (GO) (AGM)
4.000%, 02/01/31	1,310	1,377,032
State of Illinois (GO) Series A
5.000%, 03/01/33	1,800	2,009,283

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
University of Illinois (RB) Series A
5.000%, 04/01/30	640	$724,179
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series E
5.000%, 01/01/26	425	438,643
5.000%, 01/01/27	630	662,947
Will County Community Unit School District No. 201-U Crete-Monee (GO) (BAM) Series U-A
5.000%, 01/01/26	550	567,655
TOTAL ILLINOIS		45,172,780
INDIANA — (0.7%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,794,833
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	404,479
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,666,219
Indiana Municipal Power Agency (RB) Series A
5.000%, 01/01/35	1,365	1,417,488
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	530,876
TOTAL INDIANA		9,813,895
IOWA — (0.6%)
Cedar Falls Community School District (GO) (AGM) Series A
4.000%, 06/01/29	1,470	1,559,322
4.000%, 06/01/30	1,090	1,166,516
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,106,494
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,097,645
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,162,495
TOTAL IOWA		8,092,472
KANSAS — (0.4%)
City of Topeka (GO) Series A
4.000%, 08/15/26	1,425	1,468,617
	Face Amount	Value†
	(000)
KANSAS — (Continued)
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	$1,207,845
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	2,004,713
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/27	1,500	1,621,272
TOTAL KANSAS		6,302,447
KENTUCKY — (1.6%)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/35	350	398,398
5.000%, 04/01/36	1,520	1,717,464
5.000%, 04/01/37	1,600	1,790,546
Glasgow Independent School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,145,867
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	1,625	1,734,007
5.000%, 08/01/31	920	941,830
5.000%, 04/01/33	3,500	3,698,003
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	706,386
5.000%, 06/01/30	560	623,694
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/29	155	158,691
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/42	3,610	4,119,781
5.000%, 05/15/43	3,935	4,464,463
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,010	1,059,617
TOTAL KENTUCKY		22,558,747
LOUISIANA — (0.7%)
Ascension Parish School Board (GO)
5.000%, 03/01/29	380	420,100

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
City of New Orleans (GO)
5.000%, 12/01/30	1,015	$1,068,118
City of New Orleans (GO) Series A
5.000%, 12/01/27	2,020	2,173,178
5.000%, 12/01/33	1,195	1,341,012
5.000%, 12/01/34	2,370	2,652,229
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,040	1,125,463
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	371,962
4.000%, 03/01/30	400	425,276
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/37	400	456,865
TOTAL LOUISIANA		10,034,203
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/28	500	538,721
5.000%, 07/01/29	480	526,350
State of Maine (GO) Series B
5.000%, 06/01/27	2,000	2,153,783
TOTAL MAINE		3,218,854
MARYLAND — (6.4%)
City of Baltimore (GO) Series A
5.000%, 10/15/30	1,825	2,116,387
County of Anne Arundel (GO)
5.000%, 10/01/29	6,560	7,462,738
5.000%, 10/01/43	2,280	2,599,057
County of Baltimore (GO)
3.000%, 11/01/24	1,000	997,579
5.000%, 03/01/27	4,145	4,445,117
5.000%, 11/01/27	2,200	2,395,609
5.000%, 03/01/28	4,000	4,389,184
County of Frederick (GO) Series A
5.000%, 08/01/27	4,725	5,106,755
County of Harford (GO) Series A
5.000%, 10/01/29	1,680	1,910,235
County of Harford (GO) Series B
5.000%, 01/15/29	1,515	1,695,166
County of Howard (GO) Series A
5.000%, 02/15/28	1,220	1,337,367
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
County of Montgomery (GO) Series A
5.000%, 11/01/27	2,555	$2,782,173
County of Montgomery (GO) Series C
5.000%, 10/01/27	8,545	9,287,004
County of Montgomery (GO) Series D
4.000%, 11/01/26	9,500	9,841,988
County of Prince George's (GO) Series A
4.000%, 07/01/26	2,000	2,061,284
3.000%, 09/15/27	10,950	11,003,468
State of Maryland (GO) Series A
5.000%, 03/15/26	2,500	2,619,607
5.000%, 08/01/27	5,170	5,597,649
5.000%, 06/01/37	3,000	3,499,949
State of Maryland (GO) Series B
5.000%, 08/01/27	6,115	6,620,817
5.000%, 08/01/28	4,130	4,575,287
TOTAL MARYLAND		92,344,420
MASSACHUSETTS — (3.4%)
City of Boston (GO) Series A
5.000%, 03/01/28	3,800	4,200,839
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	931,924
City of Framingham (GO)
5.000%, 06/15/24	1,500	1,511,191
5.000%, 06/15/25	1,565	1,611,882
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	280	326,992
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/28	5,950	6,573,594
4.000%, 02/01/39	1,000	1,051,822
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/26	2,000	2,097,029
5.000%, 08/01/40	12,000	13,814,404
5.000%, 08/01/41	5,000	5,726,219
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	4,010	4,365,042

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	$3,750,569
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/34	170	185,364
5.000%, 07/01/37	2,680	2,884,045
TOTAL MASSACHUSETTS		49,030,916
MICHIGAN — (0.7%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,193,867
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	2,715,761
Michigan Finance Authority (RB) Series A
5.000%, 12/01/28	1,030	1,128,576
Oakland University (RB) Series A
5.000%, 03/01/29	695	766,607
5.000%, 03/01/30	805	905,282
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/30	225	256,757
Romeo Community School District (GO) (Q-SBLF) Series A
5.000%, 05/01/29	270	301,441
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	1,454,721
TOTAL MICHIGAN		9,723,012
MINNESOTA — (1.5%)
County of Hennepin (GO) Series C
5.000%, 12/01/27	5,800	6,330,049
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	2,630	2,685,156
Metropolitan Council (GO) Series C
5.000%, 03/01/26	700	732,668
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	702,861
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	$1,125,000
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	1,090	1,182,550
State of Minnesota (GO) Series A
5.000%, 08/01/27	5,055	5,473,136
5.000%, 08/01/28	2,305	2,553,520
State of Minnesota (GO) Series D
5.000%, 08/01/24	500	505,098
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	357,968
TOTAL MINNESOTA		21,648,006
MISSISSIPPI — (0.7%)
State of Mississippi (GO) Series A
5.000%, 10/01/27	9,245	10,030,898
MISSOURI — (1.2%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,290,536
City of Kansas City (GO) Series A
3.000%, 02/01/25	4,215	4,207,942
5.000%, 02/01/37	400	465,096
City of Kansas City (RB) Series C
5.000%, 09/01/29	2,000	2,211,459
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	780	847,412
City of Wentzville (COP)
5.000%, 11/01/32	600	633,440
Columbia School District (GO) Series B
5.000%, 03/01/24	2,100	2,103,165
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/24	1,500	1,502,261

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,450	$1,595,908
St. Louis County Reorganized School District No. R-6 (GO)
5.000%, 02/01/26	2,000	2,084,524
TOTAL MISSOURI		17,941,743
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	410,339
NEBRASKA — (0.9%)
City of Omaha (GO) Series A
4.000%, 04/15/24	750	751,201
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,380	2,466,548
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/41	4,000	4,558,352
5.000%, 12/01/42	3,635	4,117,660
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	660,254
Public Power Generation Agency (RB) Series A
5.000%, 01/01/29	45	45,612
TOTAL NEBRASKA		12,599,627
NEVADA — (2.0%)
Clark County School District (GO) (AGM) Series A
5.000%, 06/15/28	2,000	2,187,417
County of Clark (GO) Series A
5.000%, 07/01/25	2,700	2,779,595
County of Clark Passenger Facility Charge Revenue (RB) Series B
5.000%, 07/01/27	475	511,039
County of Clark Passenger Facility Charge Revenue (RB) Series C
5.000%, 07/01/26	2,060	2,168,485
	Face Amount	Value†
	(000)
NEVADA — (Continued)
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/28	2,850	$3,131,166
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	745	797,497
5.000%, 07/01/28	2,640	2,878,582
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,915	2,107,544
State of Nevada (GO) Series A
5.000%, 05/01/43	7,000	7,969,882
State of Nevada (GO) Series C
5.000%, 05/01/43	2,255	2,567,441
Washoe County School District (GO)
5.000%, 06/01/24	1,715	1,724,398
TOTAL NEVADA		28,823,046
NEW HAMPSHIRE — (0.1%)
State of New Hampshire (GO) Series A
5.000%, 02/15/37	1,455	1,712,116
State of New Hampshire (GO) Series C
5.000%, 12/01/24	450	457,791
TOTAL NEW HAMPSHIRE		2,169,907
NEW JERSEY — (2.1%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	2,942,748
3.000%, 02/01/27	3,035	3,039,657
3.000%, 02/01/28	4,560	4,571,493
New Jersey Economic Development Authority (RB) Series DDD
5.000%, 06/15/29	1,000	1,064,160
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	735	845,571
5.000%, 06/15/35	3,300	3,819,690
New Jersey Turnpike Authority (RB) Series E
5.000%, 01/01/33	2,645	2,690,157
Princeton (GO)
2.000%, 12/15/24	1,790	1,761,341
State of New Jersey (GO) Series A
5.000%, 06/01/28	5,000	5,483,352
5.000%, 06/01/29	500	559,473

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
4.000%, 06/01/31	2,455	$2,677,581
Township of Montville (GO)
3.000%, 10/01/25	505	504,578
TOTAL NEW JERSEY		29,959,801
NEW MEXICO — (0.6%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/37	500	558,570
City of Albuquerque (GO) Series A
5.000%, 07/01/24	2,800	2,822,947
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,053,862
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	2,017,425
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,154,455
TOTAL NEW MEXICO		8,607,259
NEW YORK — (4.7%)
City of New York (GO) Series A
5.000%, 08/01/24	2,610	2,634,932
5.000%, 08/01/26	2,015	2,126,302
City of New York (GO) Series E
5.000%, 08/01/26	2,500	2,638,092
City of Syracuse (GO) Series B
4.000%, 06/01/25	500	506,908
Dutchess County Local Development Corp. (RB) Series B
5.000%, 07/01/28	205	209,399
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	1,984,935
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 03/01/28	2,650	2,860,763
5.000%, 03/01/30	1,275	1,427,015
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/28	1,050	1,154,478
5.000%, 07/01/34	440	445,434
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 03/15/38	625	$724,730
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	4,900	4,903,337
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,280	1,374,590
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/24	2,950	2,952,009
5.000%, 02/15/41	5,460	5,988,192
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	7,135	7,471,844
5.000%, 03/15/28	2,520	2,763,490
5.000%, 03/15/29	1,000	1,123,654
New York State Thruway Authority (RB) Series A
5.000%, 03/15/29	5,000	5,608,029
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	3,440	3,519,023
5.000%, 03/15/27	5,880	6,303,549
New York State Urban Development Corp. (RB) Series C
5.000%, 03/15/35	5,500	6,296,152
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	540	635,587
Town of Oyster Bay (GO) (AGM)
5.000%, 08/01/29	165	186,277
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/29	500	570,098
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,305	1,371,110
TOTAL NEW YORK		67,779,929
NORTH CAROLINA — (2.3%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	2,720	2,794,254
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/39	3,260	3,758,400
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,816,300

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	150	$178,439
County of Guilford (GO)
5.000%, 03/01/24	2,300	2,303,410
County of Guilford (GO) Series A
5.000%, 03/01/29	1,995	2,240,733
County of Guilford (GO) Series B
5.000%, 05/01/24	2,500	2,511,664
County of Wake (GO)
5.000%, 04/01/25	2,000	2,049,004
County of Wake (GO) Series A
5.000%, 03/01/28	2,010	2,206,384
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	1,375	1,543,028
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,550	1,662,391
State of North Carolina (RB)
5.000%, 03/01/25	1,000	1,021,227
5.000%, 03/01/33	50	55,572
State of North Carolina (GO) Series A
5.000%, 06/01/28	5,105	5,631,518
TOTAL NORTH CAROLINA		32,772,324
NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	3,360,657
OHIO — (3.5%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/29	250	279,033
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/28	235	253,851
Cincinnati City School District (COP)
¤ 5.000%, 12/15/28 (Pre-refunded @ $100, 12/15/24)	2,000	2,032,266
City of Columbus (GO) Series 1
5.000%, 07/01/26	4,260	4,489,451
	Face Amount	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	1,290	$1,345,054
City of Columbus (GO) Series A
4.000%, 04/01/27	8,865	9,243,338
County of Butler (RB)
4.000%, 11/15/35	1,000	967,125
County of Montgomery (RB)
5.000%, 08/01/30	1,350	1,498,727
4.000%, 08/01/39	1,400	1,415,152
State of Ohio (GO) Series A
5.000%, 06/15/38	3,000	3,103,659
State of Ohio (GO) Series A
5.000%, 06/15/24	800	805,820
5.000%, 09/01/25	1,000	1,034,301
State of Ohio (GO) Series B
5.000%, 08/01/24	970	979,650
5.000%, 09/01/24	2,665	2,696,075
5.000%, 09/01/27	640	693,567
5.000%, 09/15/27	1,690	1,833,067
State of Ohio (GO) Series C
5.000%, 08/01/27	7,105	7,685,274
State of Ohio (GO) Series U
5.000%, 05/01/28	4,360	4,798,692
State of Ohio (GO) Series W
4.000%, 05/01/24	785	786,849
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	3,462,060
Warrensville Heights City School District (GO) (BAM) Series A
¤ 5.250%, 12/01/55 (Pre-refunded @ $100, 12/1/24)	1,000	1,018,686
TOTAL OHIO		50,421,697
OKLAHOMA — (1.3%)
City of Tulsa (GO)
5.000%, 03/01/24	7,500	7,510,441
5.000%, 03/01/26	4,000	4,181,711
Cleveland County Educational Facilities Authority (RB) Series A
5.000%, 06/01/32	1,500	1,715,084
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	3,430	3,655,136
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	1,452,736

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OKLAHOMA — (Continued)
Oklahoma County Independent School District No. 12 Edmond (GO) Series G
4.000%, 03/01/27	740	$767,999
TOTAL OKLAHOMA		19,283,107
OREGON — (2.4%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	671,156
City of Portland (GO) Series A
5.000%, 06/15/24	400	402,910
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,560	1,642,292
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/29	1,440	1,615,962
City of Salem (GO)
5.000%, 06/01/25	530	544,606
County of Washington (GO)
5.000%, 03/01/24	2,400	2,403,459
5.000%, 03/01/25	1,000	1,021,549
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,695	5,057,333
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,473,350
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	2,255	2,525,293
State of Oregon (GO) Series G
5.000%, 12/01/24	2,290	2,328,890
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	150	152,169
5.000%, 11/15/41	1,515	1,730,126
State of Oregon Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	3,753,606
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,420	$2,606,762
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	1,000	1,007,275
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	1,045	1,051,698
TOTAL OREGON		33,988,436
PENNSYLVANIA — (1.6%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,500	1,604,101
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/26	570	596,347
Chichester School District (GO) (AGM ST AID WITHHLDG)
4.000%, 09/15/28	225	236,061
City of Philadelphia (GO) Series B
5.000%, 02/01/33	1,250	1,384,519
County of Lebanon (GO) (AGM)
4.000%, 10/15/27	150	156,978
County of Lehigh (RB) Series A
5.000%, 07/01/29	875	953,108
County of Montgomery (GO)
5.000%, 07/01/29	3,000	3,385,442
County of Montgomery (GO) Series A
5.000%, 01/01/25	2,390	2,434,749
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	730,929
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/15/29	395	434,161
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,295	2,352,928

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	$205,316
5.000%, 03/01/25	540	552,333
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	3,510	3,647,541
Pittsburgh Water & Sewer Authority (RB) (AGM) Series A
5.000%, 09/01/26	3,675	3,875,238
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	347,524
TOTAL PENNSYLVANIA		22,897,275
RHODE ISLAND — (0.4%)
Rhode Island Turnpike & Bridge Authority (RB) Series A
5.000%, 10/01/32	950	983,749
State of Rhode Island (GO) Series A
5.000%, 12/01/41	240	277,863
5.000%, 12/01/42	890	1,025,048
State of Rhode Island (GO) Series B
5.000%, 08/01/29	3,290	3,560,177
TOTAL RHODE ISLAND		5,846,837
SOUTH CAROLINA — (2.3%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	2,140	2,191,938
County of Beaufort (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,136,683
County of Charleston (GO) Series A
5.000%, 11/01/29	8,145	9,283,352
County of Charleston (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,108,847
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,000	998,370
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	1,461,583
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	4,765	$5,000,621
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,045,481
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	1,140	1,220,791
5.000%, 03/01/38	4,000	4,563,492
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/30	2,610	2,927,210
TOTAL SOUTH CAROLINA		32,938,368
SOUTH DAKOTA — (0.2%)
South Dakota State Building Authority (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/24)	2,175	2,188,362
TENNESSEE — (3.7%)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,260	3,649,963
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,768,698
County of Hamilton (GO) Series A
5.000%, 04/01/26	3,000	3,146,836
County of Knox (GO)
5.000%, 06/01/29	1,750	1,968,360
County of Sumner (GO)
5.000%, 06/01/24	720	724,591
County of Williamson (GO)
5.000%, 04/01/39	2,670	3,104,583
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/31	5,465	6,108,439
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/27	3,795	4,095,816
Metropolitan Government of Nashville & Davidson County (GO) Series A
4.000%, 07/01/28	10,075	10,660,228
5.000%, 01/01/30	1,005	1,143,868

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	$2,060,749
State of Tennessee (GO) Series A
5.000%, 02/01/27	7,720	8,251,816
State of Tennessee (GO) Series B
5.000%, 08/01/25	1,000	1,031,581
Tennessee State School Bond Authority (RB) (ST INTERCEPT) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,112,421
TOTAL TENNESSEE		52,827,949
TEXAS — (18.8%)
Alamo Community College District (GO)
5.000%, 08/15/24	1,000	1,010,319
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	4,851,833
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,000,663
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,475,532
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	535	618,019
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	757,313
5.000%, 08/01/25	250	257,932
Austin Independent School District (GO)
5.000%, 08/01/43	1,630	1,836,825
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/43	14,355	16,093,676
Board of Regents of the University of Texas System (RB) Series C
5.000%, 08/15/24	1,850	1,868,499
Board of Regents of the University of Texas System (RB) Series D
5.000%, 08/15/26	2,080	2,195,332
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/26	4,860	$5,129,479
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/26	1,540	1,625,390
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,107,058
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	1,000	1,011,648
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,000,644
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/28	1,020	1,090,189
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	2,533,822
City of Amarillo (GO)
2.000%, 02/15/24	4,900	4,896,152
4.000%, 02/15/24	1,555	1,555,506
2.000%, 02/15/25	5,015	4,922,303
4.000%, 02/15/25	1,620	1,638,645
City of Arlington (GO) Series A
5.000%, 08/15/24	1,595	1,610,864
5.000%, 08/15/37	1,995	2,312,697
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,239,446
City of Austin (GO)
5.000%, 09/01/24	1,215	1,228,871
5.000%, 09/01/38	790	913,304
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/42	900	1,021,450
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/29	895	1,016,331
5.000%, 11/15/41	1,715	1,915,806
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/29	590	652,555
5.000%, 07/01/30	1,040	1,167,403
City of Carrollton (GO)
5.000%, 08/15/24	1,835	1,853,446

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Cedar Park (GO)
5.000%, 02/15/29	590	$657,276
City of Celina (GO)
4.125%, 09/01/24	2,325	2,337,821
5.000%, 09/01/31	405	467,148
5.000%, 09/01/32	465	543,747
City of College Station (GO)
5.000%, 02/15/29	330	366,476
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	633,097
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	2,060	2,196,957
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	688,892
5.000%, 10/01/25	1,000	1,032,179
City of Denton (GO)
3.000%, 02/15/24	3,615	3,614,131
4.000%, 02/15/25	3,790	3,833,621
5.000%, 02/15/29	2,150	2,396,236
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,520	1,688,777
City of Fort Worth (GO)
5.000%, 03/01/37	1,500	1,702,237
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,105,062
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	4,000	4,002,651
5.000%, 02/15/25	9,470	9,670,097
City of Garland (GO)
5.000%, 02/15/25	2,030	2,071,013
City of Houston (GO) Series A
5.000%, 03/01/25	500	510,238
City of Irving (GO)
5.000%, 09/15/28	1,875	2,067,413
City of Lewisville (GO)
5.000%, 02/15/37	1,250	1,439,700
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/27	545	580,552
City of New Braunfels (GO)
5.000%, 02/01/28	1,025	1,115,273
City of Pearland (GO)
5.000%, 03/01/25	3,885	3,964,550
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Pflugerville (GO)
5.000%, 08/01/37	425	$485,357
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,830,605
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	504,480
Clear Creek Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,175	2,221,629
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	388,934
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	670	771,804
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,358,933
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/24	410	411,959
5.000%, 08/15/37	2,000	2,310,370
County of Bexar (RB)
5.000%, 08/15/27	680	725,726
County of Collin (GO)
5.000%, 02/15/38	415	477,480
County of Harris (GO) Series A
5.000%, 10/01/24	1,000	1,012,745
5.000%, 10/01/29	1,990	2,252,578
County of San Patricio (GO)
5.000%, 04/01/29	150	165,799
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	925	1,031,402
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	838,131
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	505,106
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,010,106
5.000%, 08/15/37	250	287,168
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	500	502,416

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	$2,021,172
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	450	479,659
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,000,615
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	1,483,274
5.000%, 10/01/33	895	1,040,121
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,045	1,078,894
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	1,495	1,621,522
5.000%, 07/01/29	1,195	1,324,861
3.000%, 10/01/40	2,120	1,852,820
Harris County Flood Control District (GO) Series A
5.000%, 10/01/24	670	678,406
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	4,000	4,173,486
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	1,199,877
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,536,172
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,021,645
5.000%, 02/15/37	250	287,114
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/30	500	533,607
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,020,425
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/26	500	$523,857
5.000%, 05/15/32	1,475	1,697,550
Lower Colorado River Authority (RB)
5.000%, 05/15/33	1,105	1,225,187
5.000%, 05/15/41	1,600	1,754,208
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/29	500	554,772
5.000%, 05/15/30	400	452,305
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/24	5,715	5,775,034
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,010	2,219,906
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/26	3,500	3,634,148
5.000%, 01/01/27	1,910	2,034,039
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,010,106
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,237,985
Northside Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/25	1,880	1,939,065
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,750	1,991,767
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/40	4,790	5,404,826
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	5,792,282
Plano Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/24	6,000	6,004,110

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	$4,581,738
5.000%, 08/15/30	1,000	1,146,354
San Antonio Public Facilities Corp. (RB)
5.000%, 09/15/31	6,815	7,845,140
State of Texas (GO) Series A
5.000%, 10/01/28	1,180	1,219,703
State of Texas (GO) Series A
5.000%, 04/01/25	1,000	1,024,502
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	5,000	5,060,423
Tarrant County College District (GO)
5.000%, 08/15/29	1,120	1,259,338
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	200	220,256
5.000%, 07/01/30	455	509,890
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	3,507,518
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/29	500	555,802
5.000%, 02/01/30	1,000	1,134,303
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/29	820	914,579
Texas Transportation Commission State Highway Fund (RB)
5.250%, 04/01/26	300	315,409
5.000%, 10/01/26	4,385	4,640,792
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,315	3,570,759
5.000%, 08/01/29	250	281,008
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/29	500	554,565
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/31	195	222,232
5.000%, 08/01/32	485	558,907
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Waller Consolidated Independent School District (GO) (BAM)
5.000%, 02/15/31	3,715	$4,269,701
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/27	765	858,232
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	499,915
Willis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	540	614,558
5.000%, 02/15/31	875	1,011,725
Ysleta Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	6,050,394
TOTAL TEXAS		271,219,384
UTAH — (1.5%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	2,829,757
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/30	2,135	2,428,093
Intermountain Power Agency (RB) Series A
5.000%, 07/01/41	2,000	2,250,293
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,104,031
State of Utah (GO)
5.000%, 07/01/26	4,450	4,689,685
5.000%, 07/01/27	6,195	6,683,948
State of Utah (GO) Series B
5.000%, 07/01/24	1,010	1,017,984
TOTAL UTAH		21,003,791
VIRGINIA — (3.7%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	100	104,171
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,200	3,458,930

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	$3,093,338
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/36	275	324,119
5.000%, 09/01/37	550	642,781
City of Norfolk (GO) (ST AID WITHHLDG) Series B
5.000%, 08/01/28	2,425	2,685,368
City of Norfolk Water Revenue (RB)
5.000%, 11/01/41	1,935	2,231,015
5.000%, 11/01/42	2,040	2,338,091
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/24	3,170	3,198,848
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,508,102
City of Richmond (GO) Series B
5.000%, 07/15/25	3,000	3,092,038
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,264,645
5.000%, 06/01/25	500	514,242
County of Arlington (GO)
5.000%, 06/15/37	7,025	8,186,413
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/27	1,000	1,087,567
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,818,379
5.000%, 08/01/28	2,905	3,216,905
County of Henrico Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,432,516
County of Loudoun (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	2,530,434
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	520,205
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	4,890,136
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/28	420	443,821
5.000%, 01/01/29	530	568,344
TOTAL VIRGINIA		54,150,408
	Face Amount	Value†
	(000)
WASHINGTON — (6.7%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	$2,032,808
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,008,195
5.000%, 07/01/25	900	927,291
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	337,852
City of Seattle (GO) Series A
5.000%, 12/01/26	3,060	3,257,342
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,420	9,070,258
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/24	2,265	2,283,562
Clark County Public Utility District No. 1 Electric Revenue (RB)
5.000%, 01/01/29	410	452,545
5.000%, 01/01/30	500	563,225
Clark County Public Utility District No. 1 Generating System Revenue (RB)
5.000%, 01/01/29	645	713,494
5.000%, 01/01/30	880	991,276
County of King (GO) Series A
5.000%, 06/01/28	3,565	3,926,522
5.000%, 06/01/29	2,050	2,309,066
County of King (GO) Series E
5.000%, 12/01/25	975	1,014,399
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,140	1,226,531
5.000%, 07/01/39	8,830	10,088,909
5.000%, 07/01/40	3,760	4,172,448
5.000%, 07/01/41	3,305	3,649,991
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	1,445	1,699,377
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	1,886,691

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	250	$292,212
5.000%, 12/01/41	2,260	2,576,286
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	2,425	2,520,785
5.000%, 12/01/26	1,555	1,655,283
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	1,000	1,008,761
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,154,359
State of Washington (GO) Series C
5.000%, 02/01/42	1,520	1,663,076
State of Washington (GO) Series D
5.000%, 02/01/37	1,410	1,458,148
State of Washington (GO) Series 2023-A
5.000%, 08/01/38	1,435	1,669,778
State of Washington (GO) Series 2023-B
5.000%, 07/01/35	6,000	7,152,098
State of Washington (GO) Series A
5.000%, 08/01/36	3,000	3,446,234
5.000%, 08/01/39	1,000	1,113,989
5.000%, 08/01/40	2,325	2,577,414
State of Washington (GO) Series A-2
5.000%, 08/01/41	1,535	1,738,980
State of Washington (GO) Series B
5.000%, 07/01/24	2,000	2,015,976
State of Washington (GO) Series C
5.000%, 02/01/38	2,460	2,686,183
State of Washington (GO) Series D
5.000%, 06/01/25	1,500	1,540,940
State of Washington (GO) Series E
5.000%, 06/01/38	2,410	2,661,978
State of Washington (GO) Series R
4.000%, 07/01/29	3,205	3,438,395
TOTAL WASHINGTON		96,982,657
	Face Amount	Value†
	(000)
WEST VIRGINIA — (0.3%)
State of West Virginia (GO) Series A
5.000%, 12/01/24	755	$767,884
5.000%, 12/01/41	2,500	2,703,953
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 06/01/37	395	442,318
TOTAL WEST VIRGINIA		3,914,155
WISCONSIN — (3.0%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,171,866
5.000%, 10/01/26	920	976,104
City of Madison (GO) Series C
5.000%, 10/01/26	945	1,002,628
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,015	4,226,251
5.000%, 04/01/28	5,385	5,739,738
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/34	1,185	1,327,899
County of Dodge (GO) Series A
3.000%, 03/01/28	1,355	1,354,577
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	1,815,500
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/24	2,235	2,231,104
Public Finance Authority (RB) Series A
4.000%, 07/01/37	655	677,261
Racine Unified School District (GO) (AGM)
5.000%, 04/01/39	1,125	1,242,546
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,500	1,682,492
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	1,575	1,868,481
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/36	1,210	1,364,544
State of Wisconsin (GO) Series A
5.000%, 05/01/25	2,885	2,959,407

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series B
5.000%, 05/01/37	3,155	$3,669,634
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/28	1,070	1,162,186
Wisconsin Department of Transportation (RB) Series A
5.000%, 07/01/43	3,940	4,476,893
WPPI Energy (RB) Series A
5.000%, 07/01/28	1,040	1,089,850
TOTAL WISCONSIN		44,038,961
TOTAL MUNICIPAL BONDS (Cost $1,448,898,553)		1,443,981,987

	Shares	Value†
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $410,774)	410,774	$410,815
TOTAL INVESTMENTS — (100.0%)
(Cost $1,449,309,327)^^		$1,444,392,802
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,443,981,987	—	$1,443,981,987
Investment Companies	$410,815	—	—	410,815
TOTAL	$410,815	$1,443,981,987	—	$1,444,392,802

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.2%)
ALABAMA — (0.5%)
Alabama Community College System (RB) (BAM)
5.000%, 10/01/32	685	$713,455
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
3.000%, 02/01/30	350	340,617
4.000%, 02/01/38	750	734,652
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	253,210
TOTAL ALABAMA		2,041,934
ALASKA — (0.7%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	265,507
Borough of Matanuska-Susitna (RB)
5.250%, 09/01/28	350	360,309
State of Alaska (GO) Series B
5.000%, 08/01/29	1,210	1,244,518
State of Alaska (GO) Series A
5.000%, 08/01/36	250	281,790
State of Alaska (GO) Series B
5.000%, 08/01/30	515	529,310
TOTAL ALASKA		2,681,434
ARIZONA — (0.8%)
Arizona Industrial Development Authority (RB) Series A
5.000%, 02/01/37	1,145	1,292,921
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,010	1,104,964
Maricopa County Industrial Development Authority (RB) Series A
3.250%, 01/01/37	250	232,287
4.000%, 09/01/37	375	381,278
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	160	$174,807
TOTAL ARIZONA		3,186,257
ARKANSAS — (0.1%)
Arkansas Development Finance Authority (RB) Series B-1
5.000%, 09/01/28	40	42,853
5.000%, 09/01/30	10	11,007
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	228,277
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	231,629
TOTAL ARKANSAS		513,766
CALIFORNIA — (0.7%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	276,494
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	250	261,326
Hesperia Community Redevelopment Successor Agency (TAN) (AGM) Series A
3.375%, 09/01/37	500	466,187
Imperial Beach Redevelopment Successor Agency (TAN)
4.000%, 06/01/38	260	267,868
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	314,201
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	176,144

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/40	210	$218,279
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	493,582
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	205,279
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	101,662
TOTAL CALIFORNIA		2,781,022
COLORADO — (1.9%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	186,223
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	560	617,412
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	55	56,112
4.000%, 08/01/37	300	297,005
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/35	795	855,796
Colorado State Education Loan Program (RN) Series A
5.000%, 06/28/24	2,000	2,013,467
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	344,889
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	990	1,046,143
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	249,896
5.000%, 09/01/36	300	336,461
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	433,336
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	310,084
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	307,949
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	125	$140,638
TOTAL COLORADO		7,195,411
CONNECTICUT — (1.0%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	395,900
City of Bridgeport (GO) Series B
5.000%, 08/15/26	500	523,840
City of New Haven (GO) Series A
5.000%, 08/01/29	595	645,584
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	305	333,507
State of Connecticut (GO) Series A
4.000%, 04/15/38	500	512,441
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	515	594,673
5.000%, 05/01/38	500	557,592
TOTAL CONNECTICUT		3,563,537
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	115	128,354
DISTRICT OF COLUMBIA — (1.1%)
District of Columbia (RB)
5.000%, 04/01/26	50	51,901
District of Columbia (GO) Series D
5.000%, 06/01/36	1,660	1,740,664
District of Columbia (GO) Series A
4.000%, 10/15/39	1,610	1,645,245
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	430	467,562
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	275	294,701
TOTAL DISTRICT OF COLUMBIA		4,200,073

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (10.7%)
Brevard County Health Facilities Authority (RB) Series A
5.000%, 04/01/41	1,500	$1,638,155
Brevard County School District (COP)
5.000%, 07/01/27	305	307,033
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	265,584
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	390	393,822
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	265	307,610
Central Florida Tourism Oversight District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	441,943
5.000%, 10/01/37	400	437,850
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/25	570	588,835
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/25	2,145	2,216,505
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	277,422
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/24	1,040	1,053,118
5.000%, 10/01/25	1,295	1,335,819
City of Orlando Tourist Development Tax Revenue (RB) (AGM) Series A
5.000%, 11/01/25	800	822,109
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	2,030	2,087,068
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,060,452
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/38	1,000	1,016,244
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	846,129
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Miami-Dade (GO) Series A
5.000%, 07/01/24	325	$327,448
County of Miami-Dade (GO) Series B
4.000%, 07/01/33	1,505	1,510,928
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/30	585	608,991
County of Miami-Dade Seaport Department (RB) Series B
5.000%, 10/01/37	750	839,983
County of Miami-Dade Water & Sewer System Revenue (RB)
5.000%, 10/01/26	2,405	2,478,925
County of Pasco (GO) Series A
5.000%, 10/01/24	570	577,189
5.000%, 10/01/25	570	589,564
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	825	852,532
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	350	359,202
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	100	110,656
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/43	570	613,534
Hillsborough County School Board (COP)
5.000%, 07/01/30	645	700,402
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	595	607,492
Hillsborough County School Board (COP) Series B
5.000%, 07/01/28	855	912,511
JEA Water & Sewer System Revenue (RB) Series A
4.000%, 10/01/30	1,020	1,020,710
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	395	421,902
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	310,689

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/24	1,000	$1,005,635
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	263,681
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/42	500	549,739
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/32	3,220	3,318,781
Polk County School District (COP) Series A
5.000%, 01/01/28	585	634,916
School Board of Miami-Dade County (RN)
5.000%, 06/18/24	1,040	1,046,330
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/31	560	571,463
School Board of Miami-Dade County (COP) Series B
5.000%, 05/01/24	1,410	1,415,523
School District of Broward County (COP) Series A
5.000%, 07/01/32	560	580,271
South Florida Water Management District (COP)
3.000%, 10/01/31	450	440,671
5.000%, 10/01/36	1,395	1,443,721
Town of Longboat Key (GO)
5.000%, 08/01/24	375	378,601
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	568,943
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	260	268,248
TOTAL FLORIDA		40,424,879
GEORGIA — (0.8%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	100	103,475
5.000%, 03/01/29	250	264,079
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Brookhaven Development Authority (RB) Series A
5.000%, 07/01/34	250	$278,171
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	420,347
Cobb County Kennestone Hospital Authority (RB) Series A
5.000%, 04/01/37	780	811,587
Development Authority for Fulton County (RB) Series A
5.000%, 10/01/30	425	469,527
Municipal Electric Authority of Georgia (RB) Series A
5.000%, 11/01/27	100	107,040
Paulding County Hospital Authority (RB) Series A
4.000%, 04/01/41	170	171,159
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	200	213,388
5.000%, 10/01/28	170	184,277
TOTAL GEORGIA		3,023,050
HAWAII — (0.4%)
State of Hawaii Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	352,926
4.000%, 07/01/39	700	712,329
University of Hawaii (RB) Series B
3.000%, 10/01/31	510	500,333
TOTAL HAWAII		1,565,588
IDAHO — (0.1%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/37	425	443,689
ILLINOIS — (6.7%)
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/31	260	292,814
Chicago O'Hare International Airport (RB) Series C
5.000%, 01/01/38	1,065	1,091,210
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/41	1,000	1,114,336

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	575	$614,766
5.000%, 06/01/29	1,230	1,336,683
City of Chicago (RB)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/25)	3,160	3,212,567
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/25)	2,235	2,272,180
City of Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	142,099
5.000%, 03/01/29	360	365,358
Cook County Community Consolidated School District No. 15 Palatine (GO) Series A
5.250%, 12/15/24	1,265	1,287,737
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,039,499
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	450	448,335
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	135	150,525
4.000%, 11/15/39	100	99,189
5.000%, 11/15/42	1,255	1,373,577
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
¤ 5.000%, 02/01/27 (Pre-refunded @ $100, 2/1/26)	160	166,507
5.000%, 02/01/27	415	431,221
Illinois Finance Authority (RB)
5.000%, 01/01/27	1,240	1,321,246
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	390	434,754
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	815	858,064
5.000%, 02/15/31	600	630,819
4.000%, 02/15/33	345	352,993
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	$255,745
5.000%, 01/01/39	765	808,586
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	350	362,139
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	513,730
State of Illinois (GO)
5.500%, 01/01/30	1,000	1,133,325
4.000%, 06/01/37	100	99,790
State of Illinois (GO) Series C
4.000%, 03/01/24	1,000	1,000,344
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	912,726
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	527,797
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
¤ 5.000%, 01/01/27(Pre-refunded @ $100, 1/1/26)	300	312,467
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series E
5.000%, 01/01/27	245	252,357
TOTAL ILLINOIS		25,215,485
INDIANA — (1.2%)
Ball State University (RB) Series R
5.000%, 07/01/29	280	299,223
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	294,995
Indiana Finance Authority (RB) Series A
5.000%, 07/01/29	400	417,484
4.000%, 02/01/34	750	801,068
5.000%, 10/01/41	510	571,209
Indiana Municipal Power Agency (RB) Series A
4.000%, 01/01/39	1,595	1,602,601

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
INDIANA — (Continued)
Indiana State University (RB) Series T
4.000%, 10/01/39	110	$111,558
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	371,613
TOTAL INDIANA		4,469,751
IOWA — (1.6%)
Cedar Falls Community School District (GO) (AGM)
4.000%, 06/01/24	1,215	1,218,108
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,350	1,385,598
Waukee Community School District (GO) Series A
5.000%, 06/01/24	3,535	3,555,544
TOTAL IOWA		6,159,250
KANSAS — (0.5%)
City of Olathe (GO) Series A
5.000%, 08/01/24	2,015	2,030,669
KENTUCKY — (1.4%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	272,724
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,078,431
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/38	680	752,765
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/24	115	116,069
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	537,109
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	525	575,366
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,080	1,133,056
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
University of Louisville (RB) (BAM ST INTERCEPT) Series B
4.000%, 09/01/30	400	$421,198
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	390	396,476
TOTAL KENTUCKY		5,283,194
LOUISIANA — (0.9%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,128,777
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	125	135,272
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	308,734
Lafourche Parish School Board (GO)
5.000%, 03/01/29	40	44,121
Lafourche Parish School Board (GO) Series A-1
5.000%, 03/01/28	625	676,460
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/31	250	276,029
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/38	200	226,554
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	505	538,171
TOTAL LOUISIANA		3,334,118
MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	235	242,751
MARYLAND — (0.3%)
Maryland Health & Higher Educational Facilities Authority (RB) Series B
4.000%, 01/01/35	1,000	1,001,246
MASSACHUSETTS — (0.5%)
Massachusetts Development Finance Agency (RB) Series G
5.000%, 07/01/33	325	358,907

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	490	$509,930
5.000%, 10/01/29	150	163,333
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/30	775	848,192
TOTAL MASSACHUSETTS		1,880,362
MICHIGAN — (1.9%)
Central Michigan University (RB)
4.000%, 10/01/35	450	470,985
4.000%, 10/01/36	470	487,210
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	856,548
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	510	535,796
Eastern Michigan University (RB) (BAM) Series A
5.000%, 03/01/31	645	681,466
4.000%, 03/01/34	320	328,863
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	248,177
Ferris State University (RB)
5.000%, 10/01/27	480	502,603
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	215	235,087
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	180	182,233
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	530,696
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,175	1,229,680
4.000%, 11/15/35	295	293,044
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	559,095
TOTAL MICHIGAN		7,141,483
MINNESOTA — (0.4%)
City of St. Cloud (RB) Series B
5.000%, 05/01/24	1,000	1,003,295
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	230	$244,932
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	60	62,177
TOTAL MINNESOTA		1,310,404
MISSISSIPPI — (0.2%)
Mississippi Development Bank (RB) Series A
5.000%, 04/01/28	615	636,337
MISSOURI — (0.9%)
City of St. Charles (COP) Series B
3.000%, 02/01/37	440	402,545
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
4.000%, 07/01/34	500	530,145
5.000%, 11/15/38	1,020	1,078,597
Health & Educational Facilities Authority of the State of Missouri (RB) Series E
5.000%, 11/15/29	350	381,032
Jefferson City School District (COP)
4.000%, 04/01/24	200	200,215
Jefferson County Consolidated School District No. 6 (GO) (ST AID DIR DEP) Series A
3.000%, 03/01/34	140	138,518
Kansas City Industrial Development Authority (RB) Series B
5.000%, 03/01/30	15	16,779
5.000%, 03/01/33	450	503,893
TOTAL MISSOURI		3,251,724
MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	512,923
NEBRASKA — (0.3%)
Public Power Generation Agency (RB)
5.000%, 01/01/41	1,000	1,027,450

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (2.8%)
City of North Las Vegas (GO) (BAM)
5.000%, 06/01/28	545	$596,750
Clark County School District (GO) Series A
5.000%, 06/15/28	390	416,090
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	402,580
County of Clark Department of Aviation (RB) Series B
5.000%, 07/01/32	425	475,090
5.000%, 07/01/40	500	542,435
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/32	300	334,077
County of Washoe (GO)
5.000%, 07/01/24	735	740,719
Las Vegas Convention & Visitors Authority (RB) Series A
5.000%, 07/01/40	340	383,329
Las Vegas Convention & Visitors Authority (RB) Series C
4.000%, 07/01/35	1,345	1,369,427
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	267,359
State of Nevada (GO) Series D
5.000%, 04/01/27	2,235	2,287,635
Washoe County School District (GO)
5.000%, 06/01/25	1,495	1,531,464
Washoe County School District (GO) Series B
5.000%, 04/01/27	1,000	1,069,718
Washoe County School District (GO) (BAM)
5.000%, 10/01/25	225	232,797
TOTAL NEVADA		10,649,470
NEW JERSEY — (1.9%)
City of New Brunswick (GO)
4.750%, 05/31/24	1,700	1,707,693
City of Vineland (GO) (AGM)
3.000%, 10/01/28	515	515,042
Gloucester County Improvement Authority (RB) (BAM)
5.000%, 07/01/32	145	163,908
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
New Brunswick Parking Authority (RB) (BAM MUN GOVT GTD)
5.000%, 09/01/27	325	$335,192
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	321,598
New Jersey Educational Facilities Authority (RB) (AGM) Series C
5.000%, 07/01/28	100	107,744
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	155	155,181
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	700	805,306
5.250%, 06/15/31	270	277,231
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	792,163
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	728,022
State of New Jersey (GO) Series A
4.000%, 06/01/31	345	376,279
Township of North Brunswick (GO) Series A
5.000%, 07/10/24	1,000	1,006,768
TOTAL NEW JERSEY		7,292,127
NEW YORK — (1.6%)
Elmira City School District (GO) (ST AID WITHHLDG)
4.750%, 06/14/24	1,015	1,019,988
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,000	1,077,728
Monroe County Industrial Development Corp. (RB)
5.000%, 07/01/27	150	158,216
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	715	730,760
5.000%, 12/01/28	315	332,896
New York City Industrial Development Agency (RB) (AGM) Series A
3.000%, 01/01/33	500	476,867

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Oneida City School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	760	$762,955
Palmyra Macedon Central School District (GO) (ST AID WITHHLDG)
4.750%, 06/13/24	1,500	1,507,374
TOTAL NEW YORK		6,066,784
NORTH CAROLINA — (2.3%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	1,495	1,535,812
City of Charlotte Airport Revenue (RB) Series A
5.000%, 07/01/41	1,460	1,645,208
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	508,260
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	410	451,356
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,000	1,072,510
North Carolina Turnpike Authority (RB) Series B
5.000%, 02/01/24	3,500	3,500,000
TOTAL NORTH CAROLINA		8,713,146
NORTH DAKOTA — (0.1%)
City of Grand Forks (RB)
5.000%, 12/01/29	175	183,379
OHIO — (0.9%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	225	243,115
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	196,128
County of Butler (RB)
4.000%, 11/15/35	1,000	967,125
County of Montgomery (RB)
5.000%, 08/01/28	360	388,928
4.000%, 08/01/39	600	606,494
4.000%, 08/01/40	500	502,744
Ohio Higher Educational Facility Commission (RB)
4.000%, 05/01/40	10	9,949
	Face Amount	Value†
	(000)
OHIO — (Continued)
Ohio Higher Educational Facility Commission (RB) Series B
5.000%, 12/01/26	285	$299,793
TOTAL OHIO		3,214,276
OKLAHOMA — (1.1%)
City of Bixby (GO) Series A
4.000%, 06/01/26	1,000	1,025,226
City of Oklahoma City (GO) Series A
2.000%, 03/01/26	2,000	1,929,083
Oklahoma Development Finance Authority (RB) Series B
4.000%, 06/01/29	770	784,471
University of Oklahoma (RB) Series C
5.000%, 07/01/27	215	225,254
TOTAL OKLAHOMA		3,964,034
OREGON — (0.3%)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	215	226,872
Metro (RB)
5.000%, 06/15/30	225	240,126
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	575	598,131
5.000%, 05/15/37	200	214,167
TOTAL OREGON		1,279,296
PENNSYLVANIA — (4.5%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,250	1,336,751
4.000%, 07/15/38	1,125	1,135,792
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	272,896
Chester County School Authority (RB)
5.000%, 03/01/28	235	244,640
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	831,079
City of Philadelphia (GO) Series B
5.000%, 02/01/37	515	560,327

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	850	$864,971
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	258,319
County of Westmoreland (GO) Series A
5.000%, 08/15/29	530	577,912
Derry Township Industrial & Commercial Development Authority (RB)
4.000%, 11/15/29	400	422,059
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	265,415
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	543,125
Montgomery County Higher Education & Health Authority (RB) Series A
5.000%, 09/01/27	955	1,007,756
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/28	1,000	1,005,889
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	245	252,113
5.000%, 05/01/34	1,260	1,291,803
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	1,565	1,626,325
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,400,451
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	271,951
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	536,642
5.000%, 09/01/31	780	894,520
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	269,806
Reading School District (GO) (BAM ST AID WITHHLDG) Series C
5.000%, 04/01/24	1,000	1,002,108
TOTAL PENNSYLVANIA		16,872,650
	Face Amount	Value†
	(000)
RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	110	$113,681
SOUTH CAROLINA — (1.6%)
Berkeley County School District (GO) (SCSDE) Series A
5.000%, 05/30/24	2,525	2,538,631
College of Charleston (RB) Series A
3.000%, 04/01/32	750	747,307
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	415	421,259
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	522,741
South Carolina Public Service Authority (RB) Series A
4.000%, 12/01/40	1,095	1,095,218
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/25	630	636,245
TOTAL SOUTH CAROLINA		5,961,401
SOUTH DAKOTA — (0.6%)
City of Sioux Falls Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	911,382
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	130,017
South Dakota State Building Authority (RB) Series E
¤ 5.000%, 06/01/32 (Pre-refunded @ $100, 6/1/24)	1,165	1,172,157
TOTAL SOUTH DAKOTA		2,213,556
TENNESSEE — (2.8%)
City of Jackson (GO)
5.000%, 06/01/24	1,000	1,006,210
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	965	972,828
5.000%, 07/01/25	970	999,141
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,040	2,131,829

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
County of Maury (GO)
5.000%, 04/01/25	855	$875,256
County of Sumner (GO)
5.000%, 06/01/24	940	945,993
Greeneville Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	665	710,174
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	655	683,874
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	100	104,404
5.000%, 07/01/31	1,000	1,117,738
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,065	1,119,602
TOTAL TENNESSEE		10,667,049
TEXAS — (23.7%)
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	325,918
Austin Independent School District (GO)
5.000%, 08/01/41	1,475	1,677,030
Bexar County Hospital District (GO)
5.000%, 02/15/27	555	590,741
5.000%, 02/15/42	250	273,740
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	200	202,330
Carrollton-Farmers Branch Independent School District (GO)
5.000%, 02/15/24	4,280	4,282,679
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)	1,200	1,233,019
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	$544,131
4.000%, 01/01/40	755	765,192
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	1,433,826
City of Abilene (GO)
¤ 5.000%, 02/15/41 (Pre-refunded @ $100, 2/15/24)	2,000	2,001,288
City of Austin (GO)
5.000%, 09/01/27	1,330	1,340,772
City of Austin (GO) Series A
5.000%, 09/01/24	165	166,886
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	415	435,427
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,070	2,146,234
City of Austin Water & Wastewater System Revenue (RB)
¤ 5.000%, 11/15/24	675	678,263
5.000%, 11/15/24	15	15,082
City of Celina (GO)
4.125%, 09/01/25	1,000	1,017,754
City of El Paso (GO) Series A
5.000%, 08/15/26	1,010	1,064,479
City of Fort Worth (GO)
4.000%, 03/01/29	2,225	2,255,826
City of Fort Worth (GO) Series A
5.000%, 03/01/25	605	617,713
City of Houston (GO) Series A
5.000%, 03/01/26	3,000	3,004,276
5.000%, 03/01/30	1,665	1,773,829
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	506,149
City of Irving (GO)
5.000%, 09/15/26	240	253,926
City of League City (GO)
4.000%, 02/15/28	160	164,174
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	433,128
5.000%, 05/15/30	415	469,266
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,176,987

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Odessa (GO)
5.000%, 03/01/29	185	$199,462
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,020,101
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	590	590,000
5.000%, 02/01/26	6,010	6,269,885
5.000%, 02/01/27	1,145	1,219,786
5.000%, 02/01/35	1,000	1,068,862
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,018,092
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,280	1,332,118
Comal Independent School District (GO) (PSF-GTD)
5.000%, 02/01/24	585	585,000
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	4,010	4,151,545
5.000%, 02/15/43	735	833,951
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	900	919,202
County of Bexar (GO)
4.000%, 06/15/26	600	615,189
County of Harris (GO) Series A
5.000%, 10/01/26	665	685,294
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	810	838,780
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	40,198
4.000%, 11/01/39	465	469,400
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	217,632
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	324,171
Fort Bend County Municipal Utility District No. 58 (GO) (BAM)
2.000%, 04/01/24	100	99,620
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/39 (Pre-refunded @ $100, 2/15/24)	3,500	$3,502,254
Greater Greenspoint Redevelopment Authority (TAN) (AGM)
4.000%, 09/01/34	250	262,420
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/26	1,035	1,050,394
5.000%, 05/15/28	790	856,858
5.000%, 07/01/28	360	391,909
5.000%, 05/15/31	510	559,758
3.000%, 10/01/40	100	87,397
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	300	324,846
Houston Community College System (RB)
5.000%, 04/15/26	1,210	1,235,635
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,120	1,142,974
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	263,803
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/43	2,500	2,789,173
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/25	1,120	1,144,242
Keller Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 02/15/33 (Pre-refunded @ $100, 2/15/25)	2,500	2,550,042
Klein Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/01/33	2,000	2,005,702
Lower Colorado River Authority (RB)
5.000%, 05/15/39	1,205	1,320,074
5.000%, 05/15/41	725	786,291

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/38	450	$495,445
North East Independent School District (GO) (PSF-GTD) Series B
¤ 4.000%, 02/01/29 (Pre-refunded @ $100, 2/1/24)	2,335	2,335,000
Northside Independent School District (GO) (PSF-GTD)
4.000%, 08/15/26	1,430	1,469,523
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/25)	635	647,248
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	98,451
Port Freeport (RB) Series B
5.000%, 06/01/29	350	373,460
Roma Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/26	540	551,299
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	835	851,023
State of Texas (GO)
¤ 5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/24)	1,855	1,860,359
Stephen F Austin State University (RB)
5.000%, 10/15/29	340	357,508
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	194,708
Timber Lane Utility District (GO) (AGM) Series A
4.000%, 08/01/26	365	374,269
Town of Prosper (GO)
5.000%, 02/15/37	1,530	1,745,214
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	755,000
5.000%, 02/01/25	400	407,755
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Waco Educational Finance Corp. (RB)
5.000%, 03/01/36	250	$282,388
Waco Educational Finance Corp. (RB) Series A
5.000%, 03/01/35	695	776,472
Waco Independent School District (GO) (PSF-GTD)
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	1,100	1,104,808
TOTAL TEXAS		89,302,055
UTAH — (1.5%)
Canyons School District (GO) (SCH BD GTY)
5.000%, 06/15/24	1,050	1,057,639
County of Uintah (GO)
¤ 4.000%, 12/15/28 (Pre-refunded @ $100, 6/15/26)	750	772,358
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,028,087
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/43	450	495,918
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	410	454,590
Murray City School District (GO) (SCH BD GTY) Series B
5.000%, 02/01/25	1,250	1,275,348
Utah Associated Municipal Power Systems (RB) Series B
5.000%, 09/01/35	670	719,232
TOTAL UTAH		5,803,172
VIRGINIA — (0.1%)
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/29	190	203,746

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (10.3%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	725	$751,539
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,302,466
5.000%, 11/01/26	750	796,745
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/29	470	531,052
4.000%, 04/01/33	735	752,427
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	174,544
City of Seattle Water System Revenue (RB)
5.000%, 05/01/24	2,035	2,044,647
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/40	2,090	2,388,499
County of King Sewer Revenue (RB) Series B
¤ 4.000%, 07/01/32 (Pre-refunded @ $100, 1/7/24)	2,500	2,508,235
Energy Northwest (RB)
4.000%, 07/01/27	365	369,642
Energy Northwest (RB) Series A
5.000%, 07/01/31	1,240	1,247,447
5.000%, 07/01/35	2,760	2,828,036
Energy Northwest (RB) Series C
5.000%, 07/01/26	1,110	1,117,170
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,039,499
King County School District No. 403 Renton (GO) (SCH BD GTY)
5.000%, 12/01/24	1,310	1,332,031
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	303,671
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	560	595,327
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Port of Seattle (GO)
4.000%, 06/01/32	900	$902,326
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,235	2,318,160
State of Washington (GO) Series B
5.000%, 08/01/41	1,430	1,502,435
State of Washington (GO) Series RD
5.000%, 08/01/25	935	964,111
State of Washington (GO) Series 2016-B
5.000%, 08/01/40	1,215	1,237,328
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,125	1,158,593
State of Washington (GO) Series B
5.000%, 07/01/24	1,275	1,285,185
5.000%, 08/01/29	890	936,601
State of Washington (GO) Series C
5.000%, 06/01/29	1,010	1,059,143
5.000%, 02/01/34	2,115	2,297,769
State of Washington (GO) Series D
5.000%, 02/01/35	2,000	2,001,348
State of Washington (GO) Series E
5.000%, 02/01/27	625	625,421
State of Washington (COP) Series D
5.000%, 07/01/40	630	687,315
Washington Health Care Facilities Authority (RB)
5.000%, 09/01/40	750	801,437
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/25	35	35,708
Washington Health Care Facilities Authority (RB) Series B
5.000%, 08/15/35	1,000	1,046,597
TOTAL WASHINGTON		38,942,454
WEST VIRGINIA — (0.1%)
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 09/01/32	440	468,846

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (7.2%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	$849,950
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	588,109
City of Milwaukee (GO) Series N4 & B5
5.000%, 04/01/26	480	495,406
4.000%, 04/01/28	335	342,914
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	270	284,921
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	274,412
Green Bay Area Public School District (GO)
5.000%, 04/01/25	365	372,973
Lomira School District (GO) (AGM)
¤ 3.500%, 03/01/30 (Pre-refunded @ $100, 3/1/24)	1,530	1,530,348
¤ 3.750%, 03/01/31 (Pre-refunded @ $100, 3/1/24)	1,585	1,585,675
Madison Metropolitan School District (GO)
5.000%, 03/01/24	3,385	3,389,935
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,319,247
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	880	932,964
Northcentral Technical College District (GO) Series A
5.000%, 03/01/24	2,000	2,002,554
Platteville School District (GO)
5.000%, 03/01/31	565	637,345
Public Finance Authority (RB) Series A
4.000%, 07/01/38	675	692,385
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
4.000%, 07/01/39	675	$685,888
River Falls School District (GO) Series A
3.000%, 04/01/25	1,520	1,514,784
Sauk Prairie School District (GO)
¤ 3.500%, 03/01/32 (Pre-refunded @ $100, 3/1/24)	2,235	2,235,509
State of Wisconsin (GO) Series A
5.000%, 05/01/40	1,750	1,811,437
State of Wisconsin (GO) Series B
5.000%, 05/01/40	1,140	1,194,660
State of Wisconsin (GO) Series A
5.000%, 05/01/30	1,160	1,213,802
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	690	746,768
5.000%, 07/01/34	410	432,324
Wisconsin Health & Educational Facilities Authority (RB) Series A
4.000%, 10/15/33	1,230	1,301,089
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	619,128
TOTAL WISCONSIN		27,054,527
TOTAL MUNICIPAL BONDS (Cost $383,791,550)		374,211,790
COMMERCIAL PAPER — (0.3%)
Massachusetts Health & Educational Facilities Authority
3.310%, 06/06/24	1,000	999,126

	Shares
INVESTMENT COMPANIES — (0.5%)
BlackRock Liquidity Funds MuniCash (Cost $2,056,055)	2,055,849	2,056,055
TOTAL INVESTMENTS — (100.0%)
(Cost $386,847,605)^^		$377,266,971

DFA Selective State Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$374,211,790	—	$374,211,790
Commercial Paper	—	999,126	—	999,126
Investment Companies	$2,056,055	—	—	2,056,055
TOTAL	$2,056,055	$375,210,916	—	$377,266,971

DFA Short-Term Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (97.7%)
ALABAMA — (1.2%)
City of Madison (GO) Series A
5.000%, 04/01/37	1,000	$1,023,923
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
5.000%, 02/01/24	380	380,000
University of South Alabama (RB) (AGM)
5.000%, 11/01/24	675	683,180
TOTAL ALABAMA		2,087,103
ALASKA — (0.1%)
Borough of North Slope (GO) Series A
5.000%, 06/30/25	200	205,604
ARIZONA — (0.2%)
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	305	308,712
CALIFORNIA — (0.6%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/24	250	253,690
Peralta Community College District (GO) Series A
5.000%, 08/01/25	780	789,263
TOTAL CALIFORNIA		1,042,953
COLORADO — (0.8%)
City & County of Denver Airport System Revenue (RB) Series C
5.000%, 11/15/25	335	347,634
Colorado State Education Loan Program (RN) Series A
5.000%, 06/28/24	1,000	1,006,734
TOTAL COLORADO		1,354,368
CONNECTICUT — (1.2%)
Connecticut State Health & Educational Facilities Authority (RB) Series M
5.000%, 07/01/27	600	622,797
	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
State of Connecticut (GO) Series A
4.000%, 01/15/25	365	$368,367
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 09/01/32	500	504,004
Town of Madison (GO)
4.000%, 12/19/24	500	503,956
TOTAL CONNECTICUT		1,999,124
DELAWARE — (0.1%)
Delaware River & Bay Authority (RB) Series B
5.000%, 01/01/25	230	234,110
DISTRICT OF COLUMBIA — (1.5%)
District of Columbia (GO) Series B
5.000%, 06/01/24	975	980,990
District of Columbia (GO) Series D
5.000%, 06/01/30	1,500	1,508,966
TOTAL DISTRICT OF COLUMBIA		2,489,956
FLORIDA — (11.4%)
Bay County School Board (COP) Series A
5.000%, 07/01/24	290	292,137
City of Cape Coral Water & Sewer Revenue (RB)
5.000%, 10/01/24	250	252,823
County of Miami-Dade (GO) Series A
5.000%, 07/01/24	1,000	1,007,533
Duval County Public Schools (COP) Series A
5.000%, 07/01/24	335	337,192
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/25	200	205,036
Florida Governmental Utility Authority (RB) (AGM)
5.000%, 10/01/24	750	759,163
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,215	1,255,340

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	105	$108,361
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	625	638,122
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	950	956,215
JEA Water & Sewer System Revenue (RB) Series A
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 4/1/24)	1,590	1,594,725
Miami-Dade County Expressway Authority (RB) (BAM-TCRS) Series B
5.000%, 07/01/26	995	1,002,372
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,000	1,014,176
School Board of Miami-Dade County (RN)
5.000%, 06/18/24	1,420	1,428,643
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	1,380	1,399,023
School District of Broward County (RN)
5.000%, 06/28/24	2,120	2,134,214
School District of Broward County (COP) Series A
5.000%, 07/01/24	1,230	1,239,317
St. Lucie County School Board (COP) Series B
5.000%, 07/01/24	1,000	1,007,368
State of Florida (GO) Series A
5.000%, 06/01/24	1,370	1,378,917
State of Florida (GO) Series C
5.000%, 06/01/24	500	503,254
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/24	1,165	1,173,584
TOTAL FLORIDA		19,687,515
	Face Amount^	Value†
	(000)
GEORGIA — (1.1%)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	460	$475,700
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	500	502,000
Private Colleges & Universities Authority (RB)
5.000%, 10/01/24	160	161,670
5.000%, 04/01/25	670	683,322
TOTAL GEORGIA		1,822,692
ILLINOIS — (3.0%)
Chicago Park District (GO) Series C
5.000%, 01/01/26	150	155,267
Cook County Community Consolidated School District No. 15 Palatine (GO) Series A
5.250%, 12/15/24	990	1,007,794
County of Cook (GO) Series A
5.000%, 11/15/26	780	823,165
Illinois Finance Authority (RB)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	1,105	1,114,354
Illinois Finance Authority (RB) Series A
5.000%, 02/15/25	300	305,107
State of Illinois (GO) Series A
5.000%, 12/01/24	645	653,401
State of Illinois (GO) Series D
5.000%, 07/01/24	595	598,672
Village of Bartlett (GO) Series A
5.000%, 12/01/24	425	430,745
TOTAL ILLINOIS		5,088,505
INDIANA — (0.6%)
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	745	762,387
IPS Multi-School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/24	100	100,770

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
INDIANA — (Continued)
Noblesville High School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/24	100	$100,730
5.000%, 01/15/25	100	101,665
TOTAL INDIANA		1,065,552
IOWA — (2.5%)
Cedar Falls Community School District (GO) (AGM)
4.000%, 06/01/24	1,000	1,002,558
City of Davenport (GO) Series C
4.000%, 06/01/24	1,275	1,278,557
City of Sioux City (GO) Series A
3.000%, 06/01/24	500	499,227
City of Urbandale (GO) Series A
5.000%, 06/01/25	1,115	1,145,433
College Community School District (GO) Series C
3.000%, 06/01/24	345	344,467
TOTAL IOWA		4,270,242
KANSAS — (0.9%)
City of Leawood (GO) Series 2023-1
5.000%, 09/01/24	500	505,166
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	1,090	1,104,036
TOTAL KANSAS		1,609,202
KENTUCKY — (1.8%)
Hardin County School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 05/01/24	500	501,834
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	1,205	1,236,094
Kentucky Turnpike Authority (RB) Series B
5.000%, 07/01/25	1,065	1,093,857
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/24	200	202,153
TOTAL KENTUCKY		3,033,938
	Face Amount^	Value†
	(000)
LOUISIANA — (1.0%)
Ascension Parish School Board (GO)
5.000%, 03/01/24	140	$140,190
City of New Orleans (GO) Series A
5.000%, 12/01/24	1,500	1,522,872
TOTAL LOUISIANA		1,663,062
MASSACHUSETTS — (2.1%)
City of Fall River (GO)
4.000%, 02/02/24	500	500,000
City of Worcester (GO)
4.500%, 02/27/24	1,000	1,000,900
Nauset Regional School District (GO)
5.000%, 05/16/24	925	929,369
Town of Lynnfield (GO)
4.000%, 02/06/25	1,250	1,260,812
TOTAL MASSACHUSETTS		3,691,081
MICHIGAN — (0.5%)
Michigan Finance Authority (RB)
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	850	856,986
MINNESOTA — (0.8%)
City of St. Cloud (RB) Series B
5.000%, 05/01/24	650	652,141
South Washington County Independent School District No. 833 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	740	753,386
TOTAL MINNESOTA		1,405,527
MISSOURI — (1.4%)
City of Kansas City (RB) Series C
5.000%, 09/01/24	200	202,020
City of St. Louis Airport Revenue (RB) Series A
5.000%, 07/01/24	1,000	1,006,955
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/24	660	668,815

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MISSOURI — (Continued)
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	440	$450,790
TOTAL MISSOURI		2,328,580
NEBRASKA — (0.5%)
City of Gretna (COP)
5.000%, 12/15/25	380	385,993
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/24	250	251,858
5.000%, 07/15/25	240	246,292
TOTAL NEBRASKA		884,143
NEVADA — (0.5%)
Clark County School District (GO) (AGM) Series B
5.000%, 06/15/24	355	357,438
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/25	520	533,217
TOTAL NEVADA		890,655
NEW JERSEY — (7.7%)
City of Jersey City (GO) Series A
5.000%, 11/01/24	1,015	1,028,958
City of Linden (GO)
5.000%, 07/12/24	1,000	1,007,313
City of New Brunswick (GO)
4.750%, 05/31/24	600	602,715
5.000%, 05/31/24	500	502,674
City of Newark (GO) (AGM ST AID WITHHLDG) Series A
5.000%, 10/01/24	745	753,020
City of Ocean City (GO)
5.000%, 10/16/24	1,125	1,137,957
City of Rahway (GO)
5.000%, 07/26/24	1,000	1,007,532
Hudson County Improvement Authority (RN) (CNTY GTD) Series A
4.250%, 04/05/24	750	751,168
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	1,070	1,071,252
Township of Edison (GO)
4.500%, 11/07/24	1,000	1,009,478
	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of Livingston (GO)
5.000%, 12/10/24	250	$253,815
Township of Mahwah (GO)
5.000%, 05/31/24	500	502,537
Township of North Brunswick (GO) Series A
5.000%, 07/10/24	1,050	1,057,107
Township of Parsippany-Troy Hills (GO)
5.000%, 10/31/24	760	768,871
Township of Toms River (GO)
5.000%, 07/26/24	1,000	1,007,828
Township of Union/Union County (GO)
4.500%, 01/21/25	300	303,935
Township of West Orange (GO) Series A
5.000%, 11/07/24	420	425,548
TOTAL NEW JERSEY		13,191,708
NEW YORK — (5.0%)
County of Chemung (GO) Series C
4.000%, 08/29/24	1,000	1,000,830
County of Suffolk (GO) (AGM) Series B
4.000%, 10/15/24	1,000	1,006,805
Elmira City School District (GO) (ST AID WITHHLDG)
4.750%, 06/14/24	300	301,474
Hempstead Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 04/19/24	555	555,617
New York State Dormitory Authority (RB) Series A
5.000%, 05/01/24	895	898,305
5.000%, 05/01/26	230	233,895
Olean City School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	825	828,174
Oneida City School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	780	783,033
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.500%, 06/24/24	1,215	1,220,730
Town of East Hampton (GO) Series A
5.000%, 08/16/24	500	504,687
Town of Oyster Bay (GO)
5.000%, 08/01/24	200	201,841

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Town of Wallkill (GO)
5.000%, 07/25/24	1,000	$1,007,292
TOTAL NEW YORK		8,542,683
NORTH CAROLINA — (1.7%)
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/25	680	691,312
North Carolina Turnpike Authority (RB) Series B
5.000%, 02/01/24	2,245	2,245,000
TOTAL NORTH CAROLINA		2,936,312
OHIO — (1.5%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/24	70	70,919
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/25	65	66,273
American Municipal Power, Inc. (RB) Series B
5.000%, 02/15/24	855	855,519
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	780	822,003
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	635	690,337
TOTAL OHIO		2,505,051
OKLAHOMA — (1.8%)
City of Bixby (GO) Series A
4.000%, 06/01/25	1,290	1,307,317
Cleveland County Educational Facilities Authority (RB)
5.000%, 06/01/24	415	417,315
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	530	534,926
Oklahoma County Finance Authority (RB)
5.000%, 10/01/25	885	910,279
TOTAL OKLAHOMA		3,169,837
OREGON — (0.4%)
Oregon State Facilities Authority (RB) Series A
5.000%, 06/01/24	600	602,831
	Face Amount^	Value†
	(000)
OREGON — (Continued)
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	50	$50,723
TOTAL OREGON		653,554
PENNSYLVANIA — (2.2%)
Allegheny County Hospital Development Authority (RB) Series B
5.000%, 10/15/24	255	258,101
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	710	713,082
City of Philadelphia (GO) Series A
5.000%, 05/01/25	425	433,755
Montgomery County Higher Education & Health Authority (RB)
5.000%, 09/01/24	250	251,792
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/29	750	754,266
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
5.000%, 06/15/26	280	293,330
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/25	460	474,407
Reading School District (GO) (BAM ST AID WITHHLDG) Series C
5.000%, 04/01/24	650	651,370
TOTAL PENNSYLVANIA		3,830,103
SOUTH CAROLINA — (2.2%)
Berkeley County School District (GO) (SCSDE) Series A
5.000%, 05/30/24	1,315	1,322,099
Charleston County School District (GO) (SCSDE)
4.500%, 04/01/24	1,235	1,237,504
Charleston Educational Excellence Finance Corp. (RB)
5.000%, 12/01/24	445	452,042

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	325	$329,877
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/24	395	399,334
TOTAL SOUTH CAROLINA		3,740,856
SOUTH DAKOTA — (0.4%)
South Dakota State Building Authority (RB) Series E
¤ 5.000%, 06/01/32 (Pre-refunded @ $100, 6/1/24)	600	603,686
TENNESSEE — (2.2%)
City of Jackson (GO)
5.000%, 06/01/24	830	835,154
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/24	575	579,665
5.000%, 07/01/25	845	870,385
County of Bedford (GO)
5.000%, 06/01/26	500	525,652
Shelby County Health Educational & Housing Facilities Board (RB) Series A
5.000%, 05/01/24	870	873,018
State of Tennessee (GO) Series A
5.000%, 05/01/24	100	100,479
TOTAL TENNESSEE		3,784,353
TEXAS — (24.4%)
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	515,865
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/24	1,390	1,403,899
Carrizo Springs Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	480	493,423
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	615	621,215
City of Austin (GO)
5.000%, 09/01/24	245	247,800
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	2,665	$2,704,339
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	180	184,776
City of Carrollton (GO)
5.000%, 08/15/24	1,800	1,818,095
City of Corpus Christi (GO) Series B
5.000%, 03/01/24	1,290	1,291,955
City of Dallas (GO)
5.000%, 02/15/25	900	918,091
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	615	623,042
City of Denton (GO)
5.000%, 02/15/24	1,540	1,541,049
5.000%, 02/15/25	855	873,506
City of El Paso (GO) Series A
5.000%, 08/15/26	465	490,082
City of Fort Worth (GO)
5.000%, 03/01/24	115	115,161
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/25	340	349,390
City of Houston (GO) Series A
5.000%, 03/01/24	1,940	1,942,637
City of Irving (GO)
4.000%, 09/15/24	1,085	1,091,464
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/24	250	250,354
City of Lewisville (GO)
5.000%, 02/15/24	1,500	1,501,000
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/24	55	55,200
5.000%, 04/15/25	50	51,186
College of the Mainland (GO)
5.000%, 08/15/24	555	560,431
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	295	301,294
County of Denton (GO)
5.000%, 04/15/24	575	577,163
County of Harris (GO) Series A
5.000%, 10/01/24	1,000	1,012,745

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/24	560	$567,825
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	300	306,493
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	185	185,121
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	160	160,107
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	385	390,652
5.000%, 12/01/26	540	548,032
5.000%, 05/15/27	515	547,850
5.000%, 07/01/28	285	310,262
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,285	1,298,672
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	60	60,041
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	650	656,638
Lewisville Independent School District (GO)
5.000%, 08/15/24	1,080	1,090,454
Lone Star College System (GO) Series A
5.000%, 02/15/24	2,500	2,501,611
Lower Colorado River Authority (RB)
5.000%, 05/15/24	755	758,663
5.000%, 05/15/26	530	554,449
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/24	315	316,529
North East Independent School District (GO) (PSF-GTD) Series B
¤ 4.000%, 02/01/29 (Pre-refunded @ $100, 2/1/24)	770	770,000
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	1,570	$1,572,347
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	570	575,517
Permanent University Fund - University of Texas System (RB) Series B
¤ 4.000%, 07/01/32 (Pre-refunded @ $100, 7/1/24)	2,000	2,007,411
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	165	165,103
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	270	270,174
State of Texas (GO)
5.000%, 10/01/25	175	175,577
State of Texas (GO) Series A
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	1,260	1,275,227
State of Texas (GO) Series B
5.000%, 08/01/24	170	171,691
Stephen F Austin State University (RB)
5.000%, 10/15/26	900	948,801
Tarrant County College District (GO)
5.000%, 08/15/24	130	131,258
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	600	600,000
Waco Independent School District (GO) (PSF-GTD)
4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	400	401,748
West Harris County Regional Water Authority (RB) Series A
5.000%, 12/15/24	505	513,003
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/24	630	640,674
TOTAL TEXAS		42,007,092

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UTAH — (0.8%)
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/24	1,160	$1,175,552
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/25	275	280,576
TOTAL UTAH		1,456,128
VIRGINIA — (0.1%)
City of Salem (GO)
5.000%, 05/01/24	245	246,125
WASHINGTON — (6.5%)
City of Seattle Water System Revenue (RB)
5.000%, 08/01/24	1,135	1,146,066
County of King (GO)
5.000%, 12/01/24	270	274,608
5.000%, 12/01/25	265	275,708
County of King (GO) Series A
4.000%, 01/01/25	965	974,606
County of King (GO) Series B
5.000%, 12/01/24	970	986,553
County of King Sewer Revenue (RB) Series B
¤ 4.000%, 07/01/32 (Pre-refunded @ $100, 1/7/24)	1,000	1,003,294
Energy Northwest (RB) Series A
5.000%, 07/01/24	500	504,139
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/24	490	497,350
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,000	1,015,826
Port of Seattle (GO)
4.000%, 06/01/32	490	491,267
State of Washington (GO) Series 2015-C
5.000%, 07/01/28	115	117,105
State of Washington (GO) Series A-1
5.000%, 08/01/26	500	514,930
5.000%, 08/01/27	675	680,903
State of Washington (GO) Series B
5.000%, 07/01/24	500	503,994
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series E
5.000%, 07/01/24	1,350	$1,360,784
State of Washington (GO) Series RD
5.000%, 08/01/24	890	898,634
TOTAL WASHINGTON		11,245,767
WISCONSIN — (7.0%)
Appleton Area School District (GO)
¤ 3.750%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	1,405	1,405,656
City of Beaver Dam (GO) (BAM) Series A
5.000%, 03/01/24	440	440,598
City of Kenosha (GO)
4.000%, 09/01/24	130	130,602
4.000%, 09/01/25	75	76,153
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	700	701,429
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	135	137,281
Madison Area Technical College (GO)
4.000%, 03/01/24	2,500	2,501,437
Madison Metropolitan School District (GO)
3.000%, 03/01/24	2,080	2,078,900
Onalaska School District (GO)
¤ 3.250%, 04/01/28 (Pre-refunded @ $100, 4/1/24)	400	400,073
State of Wisconsin (GO) Series 1
5.000%, 05/01/24	2,000	2,009,331
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/24	1,230	1,235,738
Waunakee Community School District (GO)
6.000%, 04/01/24	1,000	1,004,418
TOTAL WISCONSIN		12,121,616
TOTAL MUNICIPAL BONDS (Cost $168,183,605)		168,054,481

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (0.6%)
Massachusetts Health & Educational Facilities Authority
3.310%, 06/06/24	1,000	$999,126

	Shares
INVESTMENT COMPANIES — (1.7%)
BlackRock Liquidity Funds MuniCash (Cost $2,956,370)	2,956,108	2,956,404
TOTAL INVESTMENTS — (100.0%)
(Cost $172,139,975)^^		$172,010,011

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
CNTY GTD	County Guarantee
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$168,054,481	—	$168,054,481
Commercial Paper	—	999,126	—	999,126
Investment Companies	$2,956,404	—	—	2,956,404
TOTAL	$2,956,404	$169,053,607	—	$172,010,011

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.3%)
CALIFORNIA — (98.3%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/24	1,850	$1,881,877
5.000%, 12/01/30	7,000	7,000,000
5.000%, 12/01/31	500	500,000
Alum Rock Union Elementary School District (GO) Series A
5.000%, 08/01/24	620	625,984
Anaheim Public Financing Authority (RB) Series A
¤ 5.000%, 05/01/39 (Pre-refunded @ $100, 5/1/24)	8,010	8,049,370
¤ 5.000%, 05/01/46 (Pre-refunded @ $100, 5/1/24)	6,260	6,290,769
Apple Valley Unified School District (GO) (BAM)
5.000%, 08/01/26	780	781,144
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 4/1/24)	1,820	1,826,015
Bay Area Toll Authority (RB) Series S-6
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/1/24)	3,350	3,396,021
Burbank Unified School District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/25)	1,075	1,098,398
California Educational Facilities Authority (RB) Series C
5.250%, 10/01/24	1,200	1,219,317
California Health Facilities Financing Authority (RB)
5.000%, 11/15/24	100	101,336
5.000%, 11/15/29	1,000	1,038,164
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/24	600	600,000
5.000%, 10/01/24	1,020	1,029,572
5.000%, 11/15/24	5,630	5,713,106
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/15/25	150	$155,444
5.000%, 02/01/26	3,040	3,103,783
5.000%, 03/01/26	2,565	2,566,206
5.000%, 11/15/26	1,000	1,058,092
5.000%, 02/01/27	525	536,242
4.000%, 03/01/28	4,660	4,661,454
5.000%, 10/01/29	2,390	2,418,132
¤ 5.000%, 11/15/35 (Pre-refunded @ $100, 11/15/25)	1,775	1,841,389
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/25	1,970	1,999,256
5.000%, 02/01/26	1,135	1,166,688
5.000%, 02/01/28	750	792,695
California State Public Works Board (RB) Series B
5.000%, 12/01/24	400	406,661
California State Public Works Board (RB) Series A
5.000%, 02/01/24	5,010	5,010,000
5.000%, 02/01/25	7,020	7,162,352
5.000%, 09/01/28	1,175	1,186,665
California State Public Works Board (RB) Series B
5.000%, 05/01/24	1,200	1,205,598
California State Public Works Board (RB) Series D
5.000%, 04/01/24	2,155	2,161,584
5.000%, 05/01/24	6,500	6,530,325
5.000%, 11/01/25	1,460	1,514,712
California State Public Works Board (RB) Series E
5.000%, 11/01/24	1,000	1,014,867
California State Public Works Board (RB) Series F
5.000%, 05/01/24	1,910	1,918,911
California State Public Works Board (RB) Series H
5.000%, 12/01/25	1,810	1,841,797
California State University (RB) Series A
¤ 5.000%, 11/01/39 (Pre-refunded @ $100, 11/1/24)	6,000	6,095,908
California State University (RB) Series A
¤ 5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	505	513,072
5.000%, 11/01/25	850	884,664

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/24)	5,825	$5,918,110
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,685	1,711,934
3.375%, 11/01/29	1,435	1,444,951
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/24)	3,045	3,093,673
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	1,500	1,523,977
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	1,020	1,036,304
California Statewide Communities Development Authority (RB) Series B
¤ 5.000%, 07/01/33 (Pre-refunded @ $100, 7/1/24)	2,380	2,399,504
Calleguas Municipal Water District (RB) Series A
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/24)	1,310	1,321,278
Carlsbad Unified School District (COP)
4.000%, 10/01/24	125	125,746
4.000%, 10/01/25	100	101,852
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	670	693,055
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/24	125	125,594
4.000%, 08/01/25	275	279,924
Chula Vista Elementary School District (GO) Series B
5.000%, 08/01/24	1,895	1,914,321
City & County of San Francisco (COP) Series B
5.000%, 04/01/24	2,445	2,452,877
City & County of San Francisco (COP) Series R1
4.000%, 09/01/30	5,215	5,218,959
City & County of San Francisco (GO) Series C
4.000%, 06/15/29	3,030	3,040,303
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (GO) Series C1
5.000%, 06/15/24	1,245	$1,254,796
City & County of San Francisco (GO) Series R1
5.000%, 06/15/27	1,860	1,865,632
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/24	190	191,256
5.000%, 06/01/25	200	205,776
5.000%, 06/01/26	200	210,957
City of Los Angeles (RN)
5.000%, 06/27/24	20,060	20,214,618
City of Los Angeles Solid Waste Resources Revenue (RB) Series A
5.000%, 02/01/24	605	605,000
5.000%, 02/01/25	1,555	1,590,391
City of Oakland (GO) Series C-1
5.000%, 07/15/24	3,580	3,613,874
City of Rancho Cordova (ST)
4.000%, 09/01/24	125	125,457
4.000%, 09/01/25	150	152,051
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/25	1,000	1,039,126
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	1,100	1,136,419
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/24	225	228,680
City of San Mateo (ST) (BAM)
5.000%, 09/01/24	125	126,263
5.000%, 09/01/25	280	287,763
5.000%, 09/01/26	250	262,030
County of Los Angeles (RN)
5.000%, 06/28/24	13,625	13,730,553
County of Riverside (RN)
5.000%, 06/28/24	8,400	8,465,075
County of Santa Cruz (RN)
5.000%, 07/05/24	17,500	17,642,098
Davis Joint Unified School District (COP) (AGM)
5.000%, 08/01/25	1,300	1,340,282
Delano Union School District (GO) (AGM)
4.000%, 02/01/24	275	275,000
4.000%, 02/01/25	300	303,097
4.000%, 02/01/26	315	322,603

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/24	510	$515,554
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/24	110	110,807
5.000%, 06/01/25	150	154,770
East Bay Regional Park District (GO) Series A-2
5.000%, 09/01/24	5,000	5,061,196
East Side Union High School District (GO)
5.000%, 08/01/24	275	278,076
East Side Union High School District (GO) Series C
2.000%, 08/01/24	6,420	6,367,034
Eastern Municipal Water District (RB) Series A
3.000%, 07/01/24	1,545	1,545,504
El Dorado Irrigation District (RB) (AGM) Series A
¤ 5.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	3,030	3,034,865
¤ 5.250%, 03/01/39 (Pre-refunded @ $100, 3/1/24)	4,015	4,022,244
El Rancho Unified School District (GO) (BAM) Series C
5.000%, 08/01/25	675	695,916
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	1,165	1,177,166
Fremont Unified School District/Alameda County (GO) Series A
¤ 4.000%, 08/01/35 (Pre-refunded @ $100, 8/1/24)	1,940	1,951,133
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	2,700	2,715,494
Gilroy Unified School District (GO) (AGM)
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,500	1,515,665
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	15,100	$15,538,116
Goleta Water District (RB) Series A
5.000%, 09/01/24	285	288,142
Hayward Area Recreation & Park District (GO) Series B
5.000%, 08/01/24	1,485	1,500,361
Imperial Community College District (GO) Series A
5.000%, 08/01/24	500	504,875
Imperial Community College District (GO) (AGM) Series A
5.000%, 08/01/25	200	206,376
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/24	125	126,793
5.000%, 11/01/25	225	233,158
5.000%, 11/01/26	300	318,124
Jefferson Union High School District (GO)
5.000%, 08/01/24	580	586,373
Jefferson Union High School District (GO) Series A
5.000%, 08/01/24	670	677,362
Kern High School District (GO)
5.000%, 08/01/24	600	606,563
Kern High School District (GO) Series A
5.000%, 08/01/25	620	641,890
La Quinta Redevelopment Successor Agency (TAN) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/24)	1,000	1,012,819
Lodi Unified School District (GO)
5.000%, 08/01/24	600	605,969
5.000%, 08/01/25	500	516,535
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/24	685	691,747
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	1,285	1,291,361

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Community College District (GO) Series D
5.000%, 08/01/25	5,000	$5,176,535
Los Angeles Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,225	1,238,279
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,125	1,137,195
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 8/1/24)	1,115	1,127,086
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,180	1,192,791
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/24	3,820	3,854,629
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	245	249,628
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/24	1,525	1,538,129
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/24	2,240	2,259,284
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/24	3,200	3,227,549
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/26	1,870	1,886,022
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	3,625	3,656,359
5.000%, 07/01/29	1,255	1,264,869
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/24	1,050	$1,059,083
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/24	320	322,768
5.000%, 07/01/25	515	531,486
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	5,820	5,869,141
5.000%, 07/01/25	1,780	1,837,735
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/24	2,535	2,556,404
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/24	1,025	1,029,474
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	4,500	4,529,253
5.000%, 07/01/28	1,625	1,636,100
5.000%, 07/01/29	3,000	3,021,112
4.000%, 07/01/31	7,500	7,517,630
Los Angeles Unified School District (COP) Series A
5.000%, 10/01/24	400	405,125
Los Rios Community College District (GO)
5.000%, 08/01/25	500	516,535
Manteca Unified School District (GO) Series B
5.000%, 08/01/24	550	556,016
5.000%, 08/01/25	535	554,049
Marin Community College District (GO)
¤ 3.500%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,750	1,768,846
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,750	1,768,846
¤ 3.500%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,975	1,996,270
¤ 3.500%, 08/01/37 (Pre-refunded @ $100, 8/1/25)	3,500	3,537,693
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	2,000	2,021,539

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Merced Community College District (GO)
5.000%, 08/01/24	50	$50,485
Modesto Irrigation District (RB) Series B
5.000%, 10/01/24	2,170	2,197,657
5.000%, 10/01/25	1,025	1,060,519
Monrovia Unified School District (GO) Series A
5.000%, 08/01/24	1,115	1,126,534
Mount Diablo Unified School District (GO) Series B
4.000%, 08/01/24	1,425	1,431,914
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 05/01/24	500	502,420
5.000%, 05/01/25	665	682,729
Natomas Unified School District (GO)
5.000%, 08/01/25	1,690	1,705,881
Norman Y Mineta San Jose International Airport SJC (RB) Series C
5.000%, 03/01/30	1,750	1,753,299
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/24	170	172,789
5.000%, 12/01/25	175	182,072
Northern California Power Agency (RB) Series A
5.000%, 07/01/24	655	660,585
5.000%, 07/01/25	850	876,732
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/24	975	979,427
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	1,375	1,388,389
5.000%, 08/01/25	1,730	1,782,579
5.000%, 08/01/28	990	1,047,378
Oakland Unified School District/Alameda County (GO) (AGM) Series A
5.000%, 08/01/31	200	216,100
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,420	5,420,000
Orange County Transportation Authority (RB)
5.000%, 10/15/24	6,655	6,749,385
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Palm Springs Unified School District (GO) Series A
5.000%, 08/01/24	300	$303,267
5.000%, 08/01/25	325	336,426
Panama-Buena Vista Union School District (GO)
3.000%, 08/01/24	2,450	2,449,705
Pasadena Area Community College District (GO)
4.000%, 08/01/24	1,625	1,634,406
Peralta Community College District (GO)
5.000%, 08/01/24	1,000	1,010,443
Peralta Community College District (GO) Series A
5.000%, 08/01/25	800	809,500
5.000%, 08/01/29	500	503,658
4.000%, 08/01/30	3,500	3,511,566
Pleasanton Unified School District (GO)
5.000%, 08/01/24	2,600	2,627,539
Rialto Unified School District (GO)
5.000%, 08/01/24	1,075	1,086,120
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/24)	1,000	1,011,950
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	1,000	1,011,950
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/25	830	855,168
Sacramento City Unified School District (GO) (BAM) Series A
5.000%, 08/01/24	1,210	1,221,858
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/26	1,025	1,055,196
5.000%, 07/01/28	1,000	1,006,955
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/24	300	303,480
5.000%, 08/15/25	825	854,449
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/25 (Pre-refunded @ $100, 11/15/24)	6,555	6,654,924

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/24)	7,800	$7,824,479
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	2,825	2,833,866
San Diego County Water Authority (RB)
5.000%, 05/01/24	1,050	1,055,554
San Diego County Water Authority (RB) Series A
5.000%, 05/01/25	485	499,016
San Diego Public Facilities Financing Authority (RB)
3.000%, 05/15/24	2,000	2,000,386
5.000%, 05/15/24	1,150	1,156,708
5.000%, 10/15/30	1,950	2,018,130
San Diego Unified School District (RN) Series A
5.000%, 06/28/24	9,090	9,160,771
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	3,520	3,557,807
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
5.000%, 05/01/25	1,200	1,232,737
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/26	2,500	2,634,324
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/31	1,350	1,400,487
San Francisco Community College District (GO)
5.000%, 06/15/24	370	372,966
5.000%, 06/15/29	1,545	1,590,207
San Francisco Unified School District (GO)
5.000%, 06/15/24	1,055	1,062,988
5.000%, 06/15/25	1,770	1,823,747
San Francisco Unified School District (GO) Series B
4.000%, 06/15/25	1,515	1,540,784
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series C
4.000%, 06/15/24	8,855	$8,889,805
5.000%, 06/15/24	800	806,058
5.000%, 06/15/25	560	577,005
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	7,100	7,150,867
San Gabriel Unified School District (GO) Series A
4.000%, 08/01/24	300	301,426
San Joaquin Hills Transportation Corridor Agency (RB) Series A
¤ 5.000%, 01/15/29 (Pre-refunded @ $100, 1/15/25)	4,545	4,634,583
San Jose Evergreen Community College District (GO) Series A
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/24)	1,100	1,113,145
San Jose Evergreen Community College District (GO) Series C
5.000%, 09/01/24	560	567,243
San Jose Financing Authority (RB) Series B
5.000%, 11/01/24	600	609,680
5.000%, 11/01/25	545	567,606
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/26)	750	797,596
San Mateo County Community College District (GO)
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/24)	1,500	1,518,359
San Mateo County Transit District (RB) Series A
5.000%, 06/01/27	1,145	1,179,163
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	555	574,015
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/24	3,000	3,029,065

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/24	175	$176,126
4.000%, 11/01/25	180	183,852
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/24	1,265	1,276,584
5.000%, 08/01/25	375	386,230
Santa Clara County Financing Authority (RB) Series A
3.000%, 11/15/25	1,000	1,000,919
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 04/01/24	5,580	5,598,997
5.000%, 04/01/25	6,020	6,178,673
¤ 5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/25)	1,000	1,027,404
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/24	1,100	1,100,434
Santa Maria Joint Union High School District (GO)
¤ 4.000%, 08/01/37 (Pre-refunded @ $100, 8/1/24)	2,000	2,011,083
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,225	1,231,788
Santa Rosa Elementary School District (GO) Series A
5.000%, 08/01/24	500	505,321
Simi Valley Unified School District (GO) Series C
5.000%, 08/01/24	2,465	2,490,498
Southern California Public Power Authority (RB)
5.000%, 07/01/25	1,820	1,875,956
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/24	350	352,912
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/31	1,530	1,574,697
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State Center Community College District (GO) Series C
5.000%, 08/01/24	765	$773,444
State of California (GO)
3.000%, 03/01/24	5,000	4,998,082
4.000%, 03/01/24	3,365	3,367,650
5.000%, 03/01/24	11,060	11,077,487
5.000%, 04/01/24	13,900	13,945,242
5.000%, 09/01/24	20,930	21,182,529
4.000%, 10/01/24	1,260	1,269,259
5.000%, 10/01/24	19,395	19,664,010
5.000%, 11/01/24	2,520	2,559,718
5.000%, 12/01/24	3,815	3,882,315
5.500%, 02/01/25	9,355	9,599,654
5.000%, 04/01/25	1,075	1,101,962
5.000%, 09/01/25	3,000	3,105,263
5.000%, 10/01/25	1,120	1,161,591
5.000%, 11/01/25	885	885,401
5.000%, 12/01/25	2,155	2,158,226
3.000%, 03/01/26	1,865	1,868,422
5.000%, 11/01/28	1,460	1,460,661
5.000%, 05/01/29	5,000	5,020,458
5.000%, 05/01/31	5,850	5,872,769
5.000%, 08/01/31	4,540	4,662,361
5.000%, 10/01/31	10,110	10,218,175
5.000%, 10/01/32	1,850	1,868,333
5.000%, 04/01/33	4,000	4,007,901
State of California (GO) Series C
5.000%, 08/01/30	5,000	5,090,901
State of California (GO) Series C
5.000%, 09/01/28	1,870	1,928,488
State of California Department of Water Resources (RB) Series AR
¤ 5.000%, 12/01/25 (Pre-refunded @ $100, 6/1/24)	1,790	1,802,186
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	445	453,147
¤ 5.000%, 12/01/27 (Pre-refunded @ $100, 12/1/24)	3,075	3,132,061
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,720	1,751,917
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/24)	1,200	1,222,268

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/24	10,050	$10,233,992
Stockton Unified School District (COP)
5.000%, 02/01/26	200	208,411
Stockton Unified School District (GO) Series A
5.000%, 07/01/24	665	670,230
5.000%, 07/01/25	1,425	1,466,208
Stockton Unified School District (GO) Series B
5.000%, 08/01/25	200	206,168
Stockton Unified School District (GO) Series C
5.000%, 08/01/25	410	422,643
Stockton Unified School District (GO) (AGM) Series B
4.000%, 08/01/24	600	603,177
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	1,000	1,008,646
5.000%, 08/01/28	6,000	6,050,988
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/24	295	298,947
5.000%, 11/01/25	440	456,107
Ukiah Public Financing Authority (RB)
4.000%, 04/01/24	325	325,372
4.000%, 04/01/25	300	302,945
4.000%, 04/01/26	370	377,327
University of California (RB) Series BS
5.000%, 05/15/25	4,500	4,622,324
University of California (RB) Series AM
5.000%, 05/15/25	1,305	1,313,381
5.000%, 05/15/27	350	351,880
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series BN
5.000%, 05/15/24	10,070	$10,129,315
Vallejo City Unified School District (GO)
5.000%, 08/01/24	1,000	1,009,750
Vista Unified School District (COP) (AGM)
5.000%, 10/01/24	1,195	1,208,889
5.000%, 10/01/25	1,295	1,336,245
Walnut Energy Center Authority (RB) Series A
5.000%, 01/01/32	1,655	1,666,989
Western Placer Unified School District (RN)
6.250%, 06/28/24	3,000	3,038,107
TOTAL MUNICIPAL BONDS (Cost $691,480,412)		689,511,580
COMMERCIAL PAPER — (1.3%)
California Educational Facilities Authority
(r) 3.300%, 05/02/24	5,000	4,998,727
California Statewide Communities Development Authority
(r) 3.550%, 03/13/24	4,000	4,000,385
TOTAL COMMERCIAL PAPER (Cost $9,000,000)		8,999,112

	Shares
INVESTMENT COMPANIES — (0.4%)
BlackRock Liquidity Funds MuniCash (Cost $2,682,785)	2,682,517	2,682,785
TOTAL INVESTMENTS — (100.0%)
(Cost $703,163,197)^^		$701,193,477
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$689,511,580	—	$689,511,580
Commercial Paper	—	8,999,112	—	8,999,112
Investment Companies	$2,682,785	—	—	2,682,785
TOTAL	$2,682,785	$698,510,692	—	$701,193,477

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.5%)
CALIFORNIA — (99.5%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/31	1,000	$1,000,000
5.000%, 12/01/34	3,750	4,545,106
Alhambra Unified School District (GO) Series B
5.250%, 08/01/41	750	886,975
Alum Rock Union Elementary School District (GO) (BAM)
5.000%, 08/01/42	370	423,874
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/28	360	402,347
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	858,666
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,038,274
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	494,865
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	158,957
Beverly Hills Unified School District (GO) Series A
4.000%, 08/01/30	1,330	1,395,998
Burbank Unified School District (GO)
5.000%, 08/01/24	300	303,059
Calexico Unified School District (GO) (BAM)
5.000%, 08/01/31	385	449,485
4.000%, 08/01/34	525	567,723
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,045	1,107,567
5.000%, 02/01/34	1,250	1,322,821
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/27	750	817,184
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,840	5,015,675
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 02/01/27	1,740	$1,777,260
5.000%, 11/15/34	3,040	3,302,022
5.000%, 08/15/41	2,000	2,234,456
California Health Facilities Financing Authority (RB) Series B
5.000%, 08/15/35	1,560	1,639,159
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	450	495,432
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	716,058
5.000%, 02/01/29	825	884,265
5.000%, 02/01/30	1,000	1,085,621
California State Public Works Board (RB) Series B
5.000%, 12/01/31	1,500	1,766,780
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,322,505
5.000%, 02/01/28	5,030	5,496,969
California State Public Works Board (RB) Series C
5.000%, 11/01/28	1,790	1,989,207
5.000%, 08/01/35	675	785,440
California State Public Works Board (RB) Series D
5.000%, 05/01/28	3,040	3,340,725
California State University (RB) Series A
5.000%, 11/01/25	1,015	1,056,392
5.000%, 11/01/26	1,375	1,470,892
3.250%, 11/01/28	4,000	4,017,545
3.375%, 11/01/29	5,000	5,034,672
5.000%, 11/01/29	1,500	1,727,916
5.000%, 11/01/31	1,170	1,233,283
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	765	777,228
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,165	1,180,944
4.000%, 06/01/26	1,035	1,064,885
5.000%, 03/01/27	1,490	1,542,456

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	$87,900
4.000%, 10/01/28	150	159,752
4.000%, 10/01/29	110	118,919
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	455,994
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	2,610	2,663,533
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/42	755	869,606
5.000%, 08/01/43	435	498,938
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	251,176
Chula Vista Elementary School District (GO) Series A
5.000%, 08/01/39	800	943,057
Chula Vista Municipal Financing Authority (RB)
5.000%, 05/01/25	275	282,161
City & County of San Francisco (COP)
5.000%, 04/01/25	1,000	1,025,081
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,000	1,007,868
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	2,300	2,372,353
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/27	220	237,867
5.000%, 06/01/28	190	209,925
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	555,097
5.000%, 05/15/29	410	465,711
City of Oakland (GO) Series A
5.000%, 01/15/25	500	510,362
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/25	360	370,445
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,285	2,513,072
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/24	1,250	$1,270,447
4.000%, 11/01/30	1,270	1,310,788
City of San Mateo (ST) (BAM)
5.000%, 09/01/27	250	266,857
5.000%, 09/01/28	370	401,305
Clovis Unified School District (GO) Series B
5.000%, 08/01/31	425	497,574
5.000%, 08/01/32	340	396,254
Compton Unified School District (GO) (BAM) Series B
4.000%, 06/01/31	750	777,802
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/32	1,000	1,027,666
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series B
5.000%, 03/01/27	1,290	1,392,555
Contra Costa Water District (RB) Series W
5.000%, 10/01/24	360	365,351
5.000%, 10/01/25	400	415,983
Corona-Norco Unified School District (GO) Series B
5.000%, 08/01/27	185	200,626
County of Sacramento (COP) (AGM)
5.000%, 10/01/28	795	880,353
County of Santa Clara (GO) Series C
5.000%, 08/01/27	3,450	3,763,184
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	915,266
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	255	271,810
Desert Sands Unified School District (GO)
5.000%, 08/01/29	535	609,299
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	179,908

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/27	550	$601,165
East Side Union High School District (GO)
5.000%, 08/01/25	275	284,915
5.000%, 08/01/26	325	345,056
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	1,983,500
Elk Grove Unified School District (GO)
4.000%, 08/01/40	2,000	2,065,911
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	201,763
Evergreen School District (GO)
3.000%, 08/01/25	1,400	1,402,429
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	265,710
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	103,747
Fountain Valley Public Financing Authority (RB) Series A
5.000%, 07/01/24	250	251,945
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	822,120
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	744,130
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	140,665
4.000%, 08/01/25	100	101,702
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	543,808
4.000%, 08/01/30	1,760	1,819,892
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	511,211
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/27	395	428,352
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/29	350	$396,103
Irvine Unified School District (GO) Series D
5.000%, 09/01/43	1,325	1,530,648
Jefferson Union High School District (GO)
5.000%, 08/01/36	285	342,828
Jefferson Union High School District (GO) Series A
5.000%, 08/01/36	155	186,450
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	269,941
Kern High School District (GO)
5.000%, 08/01/25	670	693,656
Kern High School District (GO) Series A
3.000%, 08/01/26	990	994,082
Las Lomitas Elementary School District (GO) Series B
3.000%, 07/01/24	1,810	1,811,036
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	620,653
4.000%, 08/01/26	525	542,431
Lodi Unified School District (GO)
5.000%, 08/01/26	500	529,732
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	351,447
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	719,927
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	155,979
Long Beach Unified School District (GO)
5.000%, 08/01/26	210	223,117
Long Beach Unified School District (GO) Series A
5.000%, 08/01/33	5,025	5,332,657
Los Alamitos Unified School District (GO) Series C
4.000%, 08/01/42	605	630,927
Los Angeles Community College District (GO) Series A
5.000%, 08/01/24	250	252,735

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Community College District (GO) Series A-1
5.000%, 08/01/27	2,120	$2,310,958
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	1,240	1,283,781
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/27	3,775	4,110,373
5.000%, 06/01/29	105	119,791
Los Angeles County Public Works Financing Authority (RB) Series E-1
5.000%, 12/01/40	2,500	2,775,333
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/32	1,025	1,203,502
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	198,302
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	340	354,856
5.000%, 12/01/26	425	455,777
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/37	1,000	1,072,906
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/29	4,925	5,031,361
5.000%, 07/01/30	2,010	2,351,049
5.000%, 07/01/31	310	332,255
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/29	705	756,667
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/27	535	582,530
5.000%, 07/01/41	505	579,373
5.000%, 07/01/43	2,200	2,489,063
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	225	259,398
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/29	500	$574,354
5.000%, 07/01/30	300	350,903
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	350	353,028
5.000%, 07/01/25	290	299,284
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
3.000%, 07/01/26	3,435	3,449,296
5.000%, 07/01/28	855	957,526
Los Angeles Department of Water & Power Water System Revenue (RB) Series D
5.000%, 07/01/43	3,800	4,326,928
Los Angeles Unified School District (GO)
5.000%, 07/01/43	750	874,043
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	1,010	1,042,760
5.000%, 07/01/27	1,710	1,856,636
5.000%, 07/01/28	1,070	1,190,192
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	610	662,309
5.000%, 07/01/34	1,880	2,058,181
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	3,075	3,338,687
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,000	1,087,933
Los Rios Community College District (GO)
5.000%, 08/01/26	500	530,356
5.000%, 08/01/27	400	435,046
5.000%, 08/01/28	220	244,513
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	950,501
Metropolitan Water District of Southern California (RB) Series A
5.000%, 10/01/27	860	941,946

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	$1,023,771
3.000%, 07/01/28	3,420	3,428,647
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/25	200	206,685
5.000%, 07/01/40	165	186,750
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	407,694
4.000%, 08/01/26	400	413,968
4.000%, 08/01/27	250	262,960
4.000%, 08/01/28	510	543,620
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,055	1,166,919
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	101,020
5.000%, 08/01/25	80	82,646
5.000%, 08/01/26	220	232,972
5.000%, 08/01/27	120	130,136
Mount Diablo Unified School District (GO)
5.000%, 08/01/30	3,900	4,564,468
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	940,882
4.000%, 08/01/26	475	491,703
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	799,307
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	602,881
4.000%, 08/01/25	400	407,398
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	330,001
5.000%, 11/01/30	3,885	4,556,512
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	3,850	4,088,277
5.000%, 11/01/32	1,575	1,670,910
4.000%, 11/01/34	1,315	1,341,813
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	1,160	1,173,727
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,095	$1,124,358
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	213,463
Northern California Power Agency (RB) Series A
5.000%, 07/01/28	3,400	3,781,919
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	247,557
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,629,071
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/24	1,125	1,136,470
5.000%, 08/01/25	1,250	1,291,336
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	900	908,764
5.000%, 08/01/26	575	607,618
Oakland Unified School District/Alameda County (GO) Series A
4.000%, 08/01/24	500	502,303
5.000%, 08/01/25	1,290	1,329,206
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,690,917
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	528,363
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	631,209
Oceanside Unified School District (GO)
5.000%, 08/01/40	500	575,536
5.000%, 08/01/41	500	572,039
Oceanside Unified School District (GO) Series B
5.000%, 08/01/42	225	256,242
Orange County Local Transportation Authority Sales Tax Revenue (RB)
5.000%, 02/15/41	2,000	2,192,819
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	5,428,340
5.000%, 08/01/28	325	362,093

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	1,000	$1,027,654
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	808,830
Pittsburg Unified School District (GO)
4.000%, 08/01/34	500	510,738
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,078,388
Pomona Unified School District (GO)
5.000%, 08/01/27	260	281,961
Redlands Unified School District (GO)
5.000%, 07/01/26	300	317,024
5.000%, 07/01/27	535	579,413
Redwood City School District (GO)
5.000%, 08/01/27	50	54,363
5.000%, 08/01/28	85	94,471
Redwood City School District (GO) Series A
5.000%, 08/01/42	400	462,853
Reed Union School District (GO)
4.000%, 08/01/27	460	484,162
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	1,116,092
5.000%, 11/01/25	1,255	1,303,557
Riverside Unified School District (GO) Series C
5.000%, 08/01/27	225	244,713
5.000%, 08/01/29	225	255,873
5.000%, 08/01/30	300	348,744
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/27	750	809,450
Sacramento County Sanitation Districts Financing Authority (RB)
5.000%, 12/01/24	300	305,368
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	1,017,893
5.000%, 12/01/25	1,000	1,044,244
5.000%, 12/01/26	360	385,967
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	$1,553,544
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	900	957,188
Sacramento Municipal Utility District (RB) Series K
5.000%, 08/15/40	400	469,690
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/27	765	837,902
Salinas City Elementary School District (GO) (BAM) Series A
7.000%, 08/01/38	210	275,232
San Bernardino City Unified School District (GO) (AGM) Series H
5.000%, 08/01/40	2,270	2,619,490
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/25 (Pre-refunded @ $100, 11/15/24)	1,125	1,142,149
¤ 5.000%, 11/15/26 (Pre-refunded @ $100, 11/15/25)	1,565	1,623,534
San Diego Community College District (GO)
¤ 6.000%, 08/01/33 (Pre-refunded @ $100, 8/1/27)	2,785	3,128,919
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/42	1,770	2,050,316
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	944,972
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	348,547
5.000%, 05/01/27	160	173,697
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 08/01/43	1,165	1,358,037
San Diego Regional Building Authority (RB) Series A
5.000%, 10/15/27	1,000	1,037,309
San Diego Unified School District (GO) Series C-2
5.000%, 07/01/29	895	1,023,655

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series G
5.000%, 07/01/43	1,500	$1,734,619
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	320	339,163
San Diego Unified School District (GO) (NATL) Series D-1
5.500%, 07/01/24	190	191,976
5.500%, 07/01/25	445	463,005
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,311,354
San Francisco Bay Area Rapid Transit District (GO) Series B-1
4.000%, 08/01/36	340	353,563
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	1,056,224
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/26	385	397,253
4.000%, 07/01/34	95	99,020
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/37	500	527,162
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,075	2,242,476
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/28	2,025	2,273,685
5.250%, 10/01/40	4,000	4,760,699
San Francisco Community College District (GO)
5.000%, 06/15/25	805	830,764
San Francisco Unified School District (GO) Series B
4.000%, 06/15/31	250	265,777
San Francisco Unified School District (GO) Series C
5.000%, 06/15/27	2,185	2,370,551
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	$842,002
4.000%, 01/15/34	260	277,817
San Jose Financing Authority (RB) Series B
5.000%, 11/01/29	500	576,556
5.000%, 11/01/30	400	470,784
San Jose Unified School District (GO)
5.000%, 08/01/31	1,280	1,326,394
San Juan Unified School District (GO)
3.000%, 08/01/24	610	609,244
3.000%, 08/01/25	1,475	1,475,412
3.000%, 08/01/26	3,135	3,147,926
San Juan Water District (RB)
5.000%, 02/01/26	500	522,813
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/24	200	200,842
4.000%, 08/01/25	125	127,349
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/27	150	163,825
5.000%, 11/15/29	250	285,921
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	491,862
5.000%, 09/01/28	420	470,612
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	3,000	3,182,914
San Mateo Union High School District (GO) Series B
4.000%, 09/01/24	1,000	1,007,276
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/26	165	171,162
4.000%, 11/01/27	140	147,471
4.000%, 11/01/28	145	155,088
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	140	151,230
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	361,678

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	$111,322
Santa Monica Community College District (GO) Series B
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	505,222
Santa Monica-Malibu Unified School District (GO) Series C
5.000%, 08/01/40	3,000	3,442,496
5.000%, 08/01/42	1,700	1,932,069
Sonoma County Junior College District (GO) Series C
5.000%, 08/01/29	1,000	1,139,985
5.000%, 08/01/30	815	949,026
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	517,803
Southern California Public Power Authority (RB)
5.000%, 07/01/25	1,000	1,030,745
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/24	700	705,824
5.000%, 07/01/25	965	994,669
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/30	1,115	1,148,095
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	898,617
3.000%, 08/01/25	200	200,405
4.000%, 08/01/26	280	288,885
Standard School District (GO) Series A
4.000%, 08/01/24	240	240,846
State of California (GO)
5.000%, 05/01/24	975	979,841
5.000%, 12/01/24	750	763,234
5.500%, 02/01/25	1,000	1,026,152
5.000%, 08/01/25	250	258,267
5.000%, 09/01/25	840	869,473
5.000%, 10/01/25	1,750	1,814,986
5.000%, 11/01/25	2,550	2,649,992
3.000%, 03/01/26	3,055	3,060,606
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/26	4,370	$4,618,980
5.000%, 09/01/26	2,290	2,425,338
3.000%, 03/01/27	2,565	2,582,207
3.500%, 08/01/27	2,840	2,911,093
5.000%, 08/01/27	9,895	10,660,087
5.000%, 10/01/27	2,535	2,754,199
5.000%, 04/01/28	1,825	2,006,358
5.000%, 08/01/28	3,570	3,916,053
5.000%, 10/01/28	6,780	7,539,471
5.000%, 11/01/28	1,180	1,280,075
5.000%, 04/01/29	7,265	8,179,033
4.000%, 08/01/29	2,800	2,877,329
5.000%, 10/01/29	1,530	1,607,144
5.000%, 11/01/29	1,180	1,346,279
5.000%, 12/01/29	3,055	3,492,146
5.000%, 09/01/30	1,250	1,322,947
4.000%, 09/01/31	2,000	2,045,081
5.000%, 10/01/31	2,010	2,373,096
5.000%, 08/01/32	1,790	1,885,734
5.000%, 04/01/33	1,940	2,173,300
4.000%, 11/01/33	1,360	1,415,125
4.000%, 11/01/35	1,000	1,036,751
4.000%, 10/01/39	1,500	1,582,264
5.000%, 10/01/39	755	887,161
5.000%, 09/01/41	880	1,000,229
5.000%, 04/01/42	455	484,232
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,000	1,018,308
State of California Department of Water Resources (RB) Series BF
5.000%, 12/01/28	25	28,247
Stockton Unified School District (COP)
5.000%, 02/01/31	335	362,573
Stockton Unified School District (GO) (AGM) Series A
5.000%, 07/01/27	1,585	1,712,795
Stockton Unified School District (GO) (AGM) Series C
5.000%, 08/01/27	1,260	1,364,224
Sunnyvale School District (GO)
5.000%, 09/01/25	640	662,859
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	428,881
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	534,485
5.000%, 11/01/28	345	384,376

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series AV
5.000%, 05/15/32	1,785	$1,933,800
University of California (RB) Series BE
5.000%, 05/15/38	3,000	3,387,261
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,147,029
University of California (RB) Series BN
5.000%, 05/15/28	3,025	3,353,112
5.000%, 05/15/41	2,510	2,926,678
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/24	300	302,821
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	517,504
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	102,066
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	745	809,229
5.000%, 08/01/30	2,780	2,929,943
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	$1,105,676
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	536,731
5.000%, 08/01/26	545	576,865
5.000%, 08/01/27	575	623,567
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	154,724
Windsor Unified School District (GO)
4.000%, 08/01/26	105	108,306
TOTAL MUNICIPAL BONDS (Cost $432,286,978)		430,833,630

	Shares
INVESTMENT COMPANIES — (0.5%)
BlackRock Liquidity Funds MuniCash (Cost $2,193,144)	2,192,924	2,193,143
TOTAL INVESTMENTS — (100.0%)
(Cost $434,480,122)^^		$433,026,773
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$430,833,630	—	$430,833,630
Investment Companies	$2,193,143	—	—	2,193,143
TOTAL	$2,193,143	$430,833,630	—	$433,026,773

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.5%)
NEW YORK — (97.5%)
Amityville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/24	1,500	$1,511,970
Battery Park City Authority (RB) Series B
5.000%, 11/01/24	5,570	5,645,355
Bethlehem Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/25	1,000	1,030,639
Cattaraugus-Little Valley Central School District (GO) (ST AID WITHHLDG)
4.750%, 07/11/24	1,010	1,015,843
Central Square Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/04/24	600	606,115
City of Buffalo (GO) Series A
5.000%, 10/01/24	500	506,207
City of Middletown (GO)
4.500%, 08/23/24	1,000	1,006,553
City of New York (GO) Series C
5.000%, 08/01/31	845	860,543
City of New York (GO) Series A
5.000%, 08/01/24	4,910	4,956,901
5.000%, 08/01/25	3,290	3,393,900
5.000%, 08/01/27	2,015	2,074,274
5.000%, 08/01/31	970	976,873
City of New York (GO) Series C
5.000%, 08/01/29	1,610	1,640,092
City of New York (GO) Series F-1
5.000%, 08/01/25	330	340,422
City of New York (GO) Series H
5.000%, 01/01/25	1,510	1,537,723
City of New York (GO) Series I
5.000%, 03/01/31	1,500	1,500,812
City of New York (GO) Series J
5.000%, 08/01/28	1,000	1,007,529
City of Rochester (GO) Series I
4.500%, 02/28/24	2,540	2,542,318
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of Rochester (GO) Series II
4.500%, 08/01/24	990	$995,134
City of White Plains (GO) Series B
5.000%, 02/15/24	505	505,344
City of Yonkers (GO) (BAM) Series A
5.000%, 05/01/24	425	426,940
Cold Spring Harbor Central School District (GO) (ST AID WITHHLDG)
2.500%, 06/15/24	300	298,669
3.000%, 06/15/25	300	299,580
Corning City School District (GO) (ST AID WITHHLDG) Series B
5.000%, 06/21/24	750	754,583
County of Chautauqua (GO)
4.000%, 06/01/24	575	576,376
County of Chautauqua (GO) (BAM)
4.000%, 06/01/25	325	329,661
County of Chemung (GO) Series C
4.000%, 08/29/24	1,000	1,000,830
County of Erie (GO) Series A
5.000%, 09/15/24	195	197,505
5.000%, 09/15/25	190	196,880
5.000%, 09/15/26	350	371,678
County of Genesee (GO) (BAM)
3.000%, 03/15/24	365	364,823
County of Nassau (GO) Series B
5.000%, 04/01/24	415	416,268
¤ 5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/24)	680	681,976
County of Nassau (GO) Series C
5.000%, 10/01/32	515	555,684
County of Onondaga (GO)
5.000%, 08/15/24	700	708,158
5.000%, 06/15/25	605	624,363
County of Schenectady (GO)
5.000%, 06/15/25	140	144,098
County of Suffolk (GO) (AGM) Series A
5.000%, 02/01/25	1,000	1,019,981

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Dutchess County Local Development Corp. (RB) Series B
4.000%, 07/01/34	20	$19,779
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.750%, 05/24/24	1,000	1,003,827
Ellenville Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	750	752,887
Elmira City School District (GO) (ST AID WITHHLDG)
4.750%, 06/14/24	755	758,710
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series A
5.000%, 05/01/24	500	502,320
5.000%, 05/01/25	250	256,417
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series B
5.000%, 05/01/24	770	773,573
Hempstead Union Free School District (GO) (ST AID WITHHLDG) Series B
4.750%, 07/11/24	1,000	1,004,743
Horseheads Central School District (GO) (ST AID WITHHLDG)
4.750%, 06/21/24	1,305	1,311,765
Indian River Central School District at Philadelphia (GO) (ST AID WITHHLDG)
4.750%, 06/27/24	750	753,721
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	582,508
Lake Placid Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/24	350	351,272
4.000%, 06/15/25	560	568,774
Long Island Power Authority (RB) Series A
5.000%, 09/01/35	550	554,455
Longwood Central School District Suffolk County (GO) (ST AID WITHHLDG)
4.750%, 06/21/24	2,010	2,021,377
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	160	$161,868
4.250%, 11/21/24	1,080	1,083,804
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	300	306,613
5.000%, 07/01/26	1,155	1,183,311
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,000	1,000,707
Mount Vernon City School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	450	456,194
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 04/05/24	3,000	3,009,372
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 03/01/28	520	561,357
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	90	92,774
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/30	585	595,672
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/24	2,045	2,049,638
5.000%, 05/01/24	300	301,108
¤ 5.000%, 02/15/25 (Pre-refunded @ $100, 2/15/24)	3,520	3,522,397
5.000%, 03/15/25	1,650	1,689,307
¤ 5.000%, 03/15/26 (Pre-refunded @ $100, 3/15/25)	825	844,319
5.000%, 03/15/29	805	821,039
5.000%, 02/15/30	750	751,164
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,250	1,288,959
5.000%, 03/15/32	1,225	1,227,293
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/24)	500	503,601
5.000%, 07/01/34	515	521,360
5.000%, 07/01/35	1,225	1,257,765

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	2,490	$2,543,687
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	455	455,310
5.000%, 02/15/25	600	612,937
5.000%, 02/15/29	1,420	1,446,051
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/30	3,000	3,006,708
5.000%, 03/15/31	2,130	2,134,763
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/24	2,130	2,131,451
5.000%, 02/15/26	755	788,009
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/24	1,000	1,002,273
New York State Thruway Authority (RB) Series P
5.000%, 01/01/25	500	508,687
New York State Thruway Authority (RB) Series A-1
5.000%, 03/15/24	1,760	1,764,000
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	535	535,912
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/24	1,210	1,212,750
5.000%, 03/15/25	2,540	2,598,345
5.000%, 03/15/30	2,900	3,008,093
5.000%, 03/15/32	885	920,558
5.000%, 03/15/35	615	616,250
Niagara Falls City School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/15/25	765	786,979
North Shore Central School District (GO) (ST AID WITHHLDG)
4.000%, 04/26/24	2,500	2,503,334
Odessa-Montour Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	775	778,078
Olean City School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	825	828,174
Oneida City School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	750	752,917
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Oswego City School District (GO) (ST AID WITHHLDG)
4.750%, 07/19/24	310	$311,638
Palmyra Macedon Central School District (GO) (ST AID WITHHLDG)
4.750%, 06/13/24	750	753,687
Phelps-Clifton Springs Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	1,000	1,004,018
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	375	383,166
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/25	1,525	1,586,069
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.750%, 06/26/24	750	753,671
Riverhead Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/15/25	710	725,894
Sales Tax Asset Receivable Corp. (RB) Series A
¤ 5.000%, 10/15/27 (Pre-refunded @ $100, 10/15/24)	2,035	2,063,292
¤ 4.000%, 10/15/32 (Pre-refunded @ $100, 10/15/24)	1,250	1,258,759
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.500%, 06/24/24	1,100	1,105,188
Town of Babylon (GO)
3.000%, 07/01/25	375	374,500
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	329,455
Town of Clarence (GO)
2.250%, 08/01/24	210	208,410
Town of East Hampton (GO) Series B
4.000%, 08/16/24	1,290	1,294,342
Town of East Hampton (GO) Series A
5.000%, 08/16/24	4,000	4,037,495
Town of Harrison/Village of Harrison (GO)
5.000%, 07/01/24	135	136,106

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 07/01/25	140	$144,265
Town of Islip (GO)
4.000%, 10/15/29	685	701,685
Town of Islip (GO) Series B
4.000%, 05/09/24	1,000	1,002,161
Town of North Hempstead (GO) Series A
3.000%, 04/01/24	425	424,624
Town of North Hempstead (GO) Series B
4.500%, 09/20/24	3,000	3,022,211
Town of Oyster Bay (GO)
5.000%, 08/01/24	1,250	1,261,508
Town of Tonawanda (GO)
4.500%, 08/23/24	1,130	1,136,769
Town of Wallkill (GO)
5.000%, 07/25/24	1,000	1,007,292
Triborough Bridge & Tunnel Authority (RB) Series C1
5.000%, 11/15/25	1,000	1,038,424
Triborough Bridge & Tunnel Authority (RB) Series C-2
5.000%, 05/15/25	1,000	1,027,573
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Village of Garden City (GO)
4.000%, 02/16/24	2,270	$2,270,728
Wappingers Central School District (GO) (ST AID WITHHLDG)
4.500%, 08/09/24	1,000	1,006,068
TOTAL MUNICIPAL BONDS (Cost $138,791,071)		138,372,614

	Shares
INVESTMENT COMPANIES — (2.5%)
BlackRock Liquidity Funds MuniCash (Cost $3,567,425)	3,567,069	3,567,425
TOTAL INVESTMENTS — (100.0%)
(Cost $142,358,496)^^		$141,940,039
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$138,372,614	—	$138,372,614
Investment Companies	$3,567,425	—	—	3,567,425
TOTAL	$3,567,425	$138,372,614	—	$141,940,039

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,220,432	$35,038,305
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,270,707	23,229,337
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	157,396	5,060,269
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	138,933	5,054,402
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	76,686	2,006,105
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	55,489	1,201,331
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	66,395	1,003,224
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $71,059,263)^^		$72,592,973
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$72,592,973	—	—	$72,592,973
TOTAL	$72,592,973	—	—	$72,592,973

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2024, the Fund consisted of one hundred and two operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio,  International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2024, the DFA Commodity Strategy Portfolio held $238,522,257 in the Subsidiary, representing 20.74% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2024, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$220,075
U.S. Large Cap Value Portfolio	14,332,376
U.S. Targeted Value Portfolio	9,343,120
U.S. Small Cap Value Portfolio	10,792,207
U.S. Core Equity 1 Portfolio	12,375,409
U.S. Core Equity 2 Portfolio	13,149,759
U.S. Vector Equity Portfolio	2,475,935
U.S. Small Cap Portfolio	9,361,136
U.S. Micro Cap Portfolio	4,444,136
DFA Real Estate Securities Portfolio	4,699,012
Large Cap International Portfolio	3,958,679
International Core Equity Portfolio	24,692,322
International Small Company Portfolio	10,058,628
Global Small Company Portfolio	72,853
Japanese Small Company Portfolio	190,214
Asia Pacific Small Company Portfolio	185,153
United Kingdom Small Company Portfolio	18,475
Continental Small Company Portfolio	621,763
DFA International Real Estate Securities Portfolio	3,337,655
DFA Global Real Estate Securities Portfolio	7,464,263
DFA International Small Cap Value Portfolio	9,383,419
International Vector Equity Portfolio	2,650,384
World ex U.S. Value Portfolio	213,205
World ex U.S. Targeted Value Portfolio	648,119
World ex U.S. Core Equity Portfolio	3,130,040
Selectively Hedged Global Equity Portfolio	157,930
Emerging Markets Portfolio	3,046,957
Emerging Markets Small Cap Portfolio	3,472,702
Emerging Markets Value Portfolio	9,310,824
Emerging Markets Core Equity Portfolio	20,012,180
U.S. Large Cap Equity Portfolio	729,052
DFA Commodity Strategy Portfolio	2,792,746
DFA One-Year Fixed Income Portfolio	4,899,857

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,463,866
DFA Selectively Hedged Global Fixed Income Portfolio	993,943
DFA Short-Term Government Portfolio	1,508,329
DFA Five-Year Global Fixed Income Portfolio	9,246,839
DFA World ex U.S. Government Fixed Income Portfolio	1,175,497
DFA Intermediate Government Fixed Income Portfolio	5,962,676
DFA Short-Term Extended Quality Portfolio	5,815,441
DFA Intermediate-Term Extended Quality Portfolio	1,487,370
DFA Targeted Credit Portfolio	921,117
DFA Investment Grade Portfolio	12,017,377
DFA Inflation-Protected Securities Portfolio	5,764,157
DFA Short-Term Municipal Bond Portfolio	1,633,984
DFA Intermediate-Term Municipal Bond Portfolio	1,449,169
DFA Selective State Municipal Bond Portfolio	386,779
DFA Short-Term Selective State Municipal Bond Portfolio	172,140
DFA California Short-Term Municipal Bond Portfolio	703,213
DFA California Intermediate-Term Municipal Bond Portfolio	434,479
DFA NY Municipal Bond Portfolio	142,359
Dimensional Retirement Income Fund	73,534
Dimensional 2045 Target Date Retirement Income Fund	128,151
Dimensional 2050 Target Date Retirement Income Fund	98,241
Dimensional 2055 Target Date Retirement Income Fund	67,088
Dimensional 2060 Target Date Retirement Income Fund	52,164
Dimensional 2065 Target Date Retirement Income Fund	12,807
Dimensional 2010 Target Date Retirement Income Fund	15,969
Dimensional 2015 Target Date Retirement Income Fund	28,244
Dimensional 2020 Target Date Retirement Income Fund	86,590
Dimensional 2025 Target Date Retirement Income Fund	159,080
Dimensional 2030 Target Date Retirement Income Fund	189,701
Dimensional 2035 Target Date Retirement Income Fund	167,033
Dimensional 2040 Target Date Retirement Income Fund	142,692
DFA Short-Duration Real Return Portfolio	1,905,204
DFA Municipal Real Return Portfolio	1,587,687
DFA Municipal Bond Portfolio	608,913
World Core Equity Portfolio	726,830
DFA LTIP Portfolio	505,632
U.S. Social Core Equity 2 Portfolio	871,231
U.S. Sustainability Core 1 Portfolio	3,692,633
U.S. Sustainability Targeted Value Portfolio	339,122
International Sustainability Core 1 Portfolio	2,743,076
International Social Core Equity Portfolio	1,190,313
Global Social Core Equity Portfolio	54,520
Emerging Markets Social Core Equity Portfolio	1,200,493
VA U.S. Targeted Value Portfolio	546,349
VA U.S. Large Value Portfolio	460,959
VA International Value Portfolio	434,812
VA International Small Portfolio	290,518
VA Short-Term Fixed Portfolio	358,210

Federal Tax Cost
VA Global Bond Portfolio	$327,637
VIT Inflation-Protected Securities Portfolio	208,002
VA Global Moderate Allocation Portfolio	149,804
U.S. Large Cap Growth Portfolio	1,630,057
U.S. Small Cap Growth Portfolio	766,005
International Large Cap Growth Portfolio	473,373
International Small Cap Growth Portfolio	243,225
DFA Social Fixed Income Portfolio	607,182
DFA Diversified Fixed Income Portfolio	1,861,745
U.S. High Relative Profitability Portfolio	3,251,176
International High Relative Profitability Portfolio	1,316,208
VA Equity Allocation Portfolio	108,280
DFA MN Municipal Bond Portfolio	28,298
DFA California Municipal Real Return Portfolio	276,734
DFA Global Core Plus Fixed Income Portfolio	2,958,657
Emerging Markets Sustainability Core 1 Portfolio	897,429
Emerging Markets Targeted Value Portfolio	221,383
DFA Global Sustainability Fixed Income Portfolio	817,301
DFA Oregon Municipal Bond Portfolio	67,658
DFA Global Core Plus Real Return Portfolio	265,924
Emerging Markets ex China Core Equity Portfolio	668,310
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios' financial statements.
In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios' shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios' until the 2024 annual shareholder reports, and will have no effect on the Portfolios' accounting policies or financial statements.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.